UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders

VALIC Company I

Annual Report, May 31, 2013

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2013

VALIC Company I

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2013. We encourage you to carefully read this report and thank you for your investment.

Overall, the financial markets generally experienced favorable returns over the reporting period, in spite of on-going macro-economic challenges. Global equity markets continued their upward trend, seeing sharp rises especially in the second half of the twelve-month period. Domestically, the total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, rose 27.28%. Internationally, markets fared even better with total return rising 31.62% for the MSCI EAFE Index (net)**, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada. Although the bond market did not perform as well as its equity counterparts, the Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, did post a positive, although relatively flat, total return of 0.91% for the reporting period.

Generally improving economic conditions provided an important backdrop behind these favorable returns. In the United States, we saw encouraging trends in manufacturing, housing and employment. In addition, both retail sales and consumer sentiment continued to surprise to the upside. Also supporting these market gains were the continued, coordinated efforts of the world’s governments and central banks. Lawmakers in the U.S. finally came to a resolution of the “fiscal cliff” and the Federal Reserve continued its commitment to extensive quantitative easing policies. Politicians in Europe also acted decisively in concert with the European Central Bank to establish reforms to keep the euro-zone together and preserve its common currency.

While progress was made during the reporting period, uncertainty surrounding the long-term global macro-economic landscape continued to challenge markets. Government and private debt remained problematic in the United States, the euro-zone and other major economies. Growth in China and Europe slowed considerably. And with the yield on 10-year U.S. Treasury notes rising to close at 2.16% by the end of the reporting period (from 1.47% at the beginning of the period), many were left questioning how a generally rising interest rate environment might affect future markets.

Global financial markets will undoubtedly continue to face numerous challenges and uncertainties. With this in mind, we encourage you to remain committed to a long-term perspective and disciplined investment focus. Your financial advisor can assist by reviewing your financial situation and developing a plan that utilizes diversification, asset allocation, tax planning and other investment strategies to better help you reach your long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consisted of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2013 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2012 and held until May 31, 2013. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended May 31, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended May 31, 2013” column and the “Expense Ratio as of May 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2013” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended May 31, 2013” column and the “Expense Ratio as of May 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2013” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2013 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2012	Ending Account Value Using Actual Return at May 31, 2013	Expenses Paid During the Six Months Ended May 31, 2013*	Beginning Account Value at December 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2013	Expenses Paid During the Six Months Ended May 31, 2013*	Expense Ratio as of May 31, 2013*
Asset Allocation	$1,000.00	$1,080.82	$3.79	$1,000.00	$1,021.29	$3.68	0.73%
Blue Chip Growth#	$1,000.00	$1,137.61	$4.53	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#	$1,000.00	$1,192.70	$4.65	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$988.36	$3.22	$1,000.00	$1,021.69	$3.28	0.65%
Core Equity#	$1,000.00	$1,180.28	$4.35	$1,000.00	$1,020.94	$4.03	0.80%
Dividend Value#	$1,000.00	$1,160.16	$4.42	$1,000.00	$1,020.84	$4.13	0.82%
Dynamic Allocation†#	$1,000.00	$1,087.00	$1.50	$1,000.00	$1,023.34	$1.61	0.32%
Emerging Economies	$1,000.00	$1,027.62	$4.95	$1,000.00	$1,020.04	$4.94	0.98%
Foreign Value	$1,000.00	$1,131.78	$4.41	$1,000.00	$1,020.79	$4.18	0.83%
Global Real Estate	$1,000.00	$1,087.25	$4.58	$1,000.00	$1,020.54	$4.43	0.88%
Global Social Awareness	$1,000.00	$1,135.93	$3.57	$1,000.00	$1,021.59	$3.38	0.67%
Global Strategy	$1,000.00	$1,106.28	$3.52	$1,000.00	$1,021.59	$3.38	0.67%
Government Securities	$1,000.00	$981.27	$3.26	$1,000.00	$1,021.64	$3.33	0.66%
Growth#	$1,000.00	$1,127.77	$4.30	$1,000.00	$1,020.89	$4.08	0.81%
Growth & Income#	$1,000.00	$1,156.39	$4.57	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences	$1,000.00	$1,230.36	$6.39	$1,000.00	$1,019.20	$5.79	1.15%
Inflation Protected	$1,000.00	$967.62	$2.94	$1,000.00	$1,021.94	$3.02	0.60%
International Equities	$1,000.00	$1,095.52	$2.66	$1,000.00	$1,022.39	$2.57	0.51%
International Government Bond	$1,000.00	$958.03	$3.22	$1,000.00	$1,021.64	$3.33	0.66%
International Growth#	$1,000.00	$1,095.99	$5.28	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core#	$1,000.00	$1,185.68	$4.63	$1,000.00	$1,020.69	$4.28	0.85%
Large Capital Growth	$1,000.00	$1,120.88	$4.02	$1,000.00	$1,021.14	$3.83	0.76%
Mid Cap Index	$1,000.00	$1,191.09	$2.08	$1,000.00	$1,023.04	$1.92	0.38%
Mid Cap Strategic Growth#	$1,000.00	$1,196.22	$4.65	$1,000.00	$1,020.69	$4.28	0.85%
Money Market I#	$1,000.00	$1,000.05	$1.00	$1,000.00	$1,023.93	$1.01	0.20%
Nasdaq-100® Index#	$1,000.00	$1,117.44	$2.80	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology	$1,000.00	$1,150.48	$5.42	$1,000.00	$1,019.90	$5.09	1.01%
Small Cap Aggressive Growth#	$1,000.00	$1,201.26	$5.43	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#	$1,000.00	$1,199.45	$5.10	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$1,205.21	$2.36	$1,000.00	$1,022.79	$2.17	0.43%
Small Cap Special Values#	$1,000.00	$1,184.97	$4.90	$1,000.00	$1,020.44	$4.53	0.90%
Small-Mid Growth#	$1,000.00	$1,147.64	$5.35	$1,000.00	$1,019.95	$5.04	1.00%
Stock Index	$1,000.00	$1,162.29	$1.89	$1,000.00	$1,023.19	$1.77	0.35%
Value#	$1,000.00	$1,189.98	$4.64	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period May 31, 2013” and the “Expense Ratios” would have been higher.
†	Effective December 19, 2012, the Dynamic Allocation Fund commenced operations.

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Exchange-Traded Funds	6.7%
Federal National Mtg. Assoc.	5.7
Federal Home Loan Mtg. Corp.	4.7
Diversified Banking Institutions	4.4
Oil Companies — Integrated	3.4
Medical — Drugs	2.9
Diversified Financial Services	2.6
Oil Companies — Exploration & Production	2.6
Banks — Super Regional	2.5
Banks — Commercial	2.1
Telephone — Integrated	2.1
Real Estate Investment Trusts	1.9
Diversified Manufacturing Operations	1.7
Chemicals — Diversified	1.7
Computer Services	1.7
Computers	1.7
Electric — Integrated	1.7
Food — Misc./Diversified	1.6
Aerospace/Defense	1.4
Retail — Building Products	1.3
Semiconductor Components — Integrated Circuits	1.1
Tobacco	1.0
Building — Residential/Commercial	1.0
United States Treasury Notes	0.9
Applications Software	0.8
Auto — Cars/Light Trucks	0.8
Beverages — Non — alcoholic	0.8
Investment Management/Advisor Services	0.8
Time Deposits	0.8
Medical Products	0.8
Electronic Components — Semiconductors	0.8
Cable/Satellite TV	0.8
Medical — Biomedical/Gene	0.8
Electronic Components — Misc.	0.7
Multimedia	0.6
Enterprise Software/Service	0.6
Transport — Rail	0.6
Advertising Agencies	0.6
Retail — Restaurants	0.6
Engineering/R&D Services	0.5
Insurance — Multi-line	0.5
Oil & Gas Drilling	0.5
Medical — HMO	0.5
Insurance — Property/Casualty	0.5
Cosmetics & Toiletries	0.5
Insurance — Reinsurance	0.5
Insurance — Life/Health	0.5
Pipelines	0.5
Retail — Apparel/Shoe	0.4
Electric Products — Misc.	0.4
Distribution/Wholesale	0.4
Savings & Loans/Thrifts	0.4
Instruments — Scientific	0.4
Gas — Distribution	0.4
Containers — Metal/Glass	0.4
Web Portals/ISP	0.4
Retail — Regional Department Stores	0.4
Semiconductor Equipment	0.4
Pharmacy Services	0.4
Oil — Field Services	0.4
Banks — Fiduciary	0.4
Retail — Discount	0.4
Food — Meat Products	0.4
Paper & Related Products	0.4
Chemicals — Specialty	0.4
E-Commerce/Services	0.3
Finance — Other Services	0.3
Oil Refining & Marketing	0.3
Computers — Memory Devices	0.3

Finance — Consumer Loans	0.3
Networking Products	0.3
Finance — Investment Banker/Broker	0.3
Auto/Truck Parts & Equipment — Original	0.3
Agricultural Chemicals	0.3
Retail — Drug Store	0.3
Consumer Products — Misc.	0.3
Casino Hotels	0.3
Commercial Services — Finance	0.3
Telecom Services	0.3
Real Estate Operations & Development	0.3
Import/Export	0.3
Aerospace/Defense — Equipment	0.3
Sovereign	0.3
Medical — Generic Drugs	0.3
Food — Retail	0.3
Steel — Producers	0.3
Transport — Services	0.2
U.S. Government Treasuries	0.2
Brewery	0.2
Medical Instruments	0.2
Electric — Generation	0.2
United States Treasury Bonds	0.2
Cellular Telecom	0.2
Industrial Automated/Robotic	0.2
Software Tools	0.2
Schools	0.2
Footwear & Related Apparel	0.2
Office Automation & Equipment	0.2
Machinery — General Industrial	0.2
Metal Processors & Fabrication	0.2
Coal	0.2
Diversified Minerals	0.2
Transport — Equipment & Leasing	0.2
Municipal Bonds	0.2
Food — Confectionery	0.2
Broadcast Services/Program	0.2
Special Purpose Entities	0.2
Independent Power Producers	0.2
Electronic Security Devices	0.2
Insurance — Mutual	0.2
Cruise Lines	0.2
Retail — Misc./Diversified	0.2
Building & Construction Products — Misc.	0.2
Finance — Leasing Companies	0.1
Data Processing/Management	0.1
Medical — Hospitals	0.1
Audio/Video Products	0.1
Transport — Truck	0.1
Building & Construction — Misc.	0.1
Commercial Services	0.1
Dental Supplies & Equipment	0.1
Theaters	0.1
Banks — Money Center	0.1
Petrochemicals	0.1
Human Resources	0.1
Containers — Paper/Plastic	0.1
Security Services	0.1
Regional Authority	0.1
Finance — Commercial	0.1
Publishing — Newspapers	0.1
Electronic Measurement Instruments	0.1
Metal — Copper	0.1
Internet Security	0.1
Real Estate Management/Services	0.1
Medical — Wholesale Drug Distribution	0.1
Alternative Waste Technology	0.1
Satellite Telecom	0.1
Airlines	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Rubber — Tires	0.1%
Retail — Pawn Shops	0.1
Rental Auto/Equipment	0.1
Athletic Footwear	0.1
MRI/Medical Diagnostic Imaging	0.1
Electronic Forms	0.1
Apparel Manufacturers	0.1
Marine Services	0.1
Chemicals — Plastics	0.1
Finance — Auto Loans	0.1
Lasers — System/Components	0.1
Food — Dairy Products	0.1
Auction Houses/Art Dealers	0.1
Building Products — Cement	0.1
Telecommunication Equipment	0.1
Consulting Services	0.1
Printing — Commercial	0.1
Home Furnishings	0.1
Machinery — Construction & Mining	0.1
Medical — Outpatient/Home Medical	0.1
Machinery — Farming	0.1
Linen Supply & Related Items	0.1
E-Commerce/Products	0.1
Storage/Warehousing	0.1
Oil Field Machinery & Equipment	0.1
Tools — Hand Held	0.1
Retail — Automobile	0.1
Building Products — Doors & Windows	0.1
Medical Labs & Testing Services	0.1
Leisure Products	0.1
Wire & Cable Products	0.1
Metal — Iron	0.1
Wireless Equipment	0.1
Machinery — Electrical	0.1
Hotels/Motels	0.1
Miscellaneous Manufacturing	0.1
Garden Products	0.1
Medical Information Systems	0.1
Electronic Connectors	0.1
Research & Development	0.1
Computers — Periphery Equipment	0.1
Food — Canned	0.1
Government National Mtg. Assoc.	0.1
Computers — Integrated Systems	0.1
Retail — Sporting Goods	0.1
Retail — Auto Parts	0.1
Batteries/Battery Systems	0.1
Retail — Convenience Store	0.1
Investment Companies	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 59.1%
Advanced Materials — 0.0%
STR Holdings, Inc.†	1,180	$3,564

Advertising Agencies — 0.5%
Omnicom Group, Inc.	12,763	792,965

Advertising Services — 0.0%
Dentsu, Inc.(1)	2,200	66,625

Aerospace/Defense — 1.2%
Aerovironment, Inc.†	634	12,724
Boeing Co.	14,782	1,463,714
Cubic Corp.	716	34,082
Lockheed Martin Corp.	1,749	185,097
National Presto Industries, Inc.	176	13,540
Northrop Grumman Corp.	1,888	155,552
Teledyne Technologies, Inc.†	1,334	103,011

		1,967,720

Aerospace/Defense - Equipment — 0.2%
AAR Corp.	1,420	28,485
Curtiss-Wright Corp.	1,670	60,721
GenCorp, Inc.†	2,206	30,178
Kaman Corp.	952	32,283
Moog, Inc., Class A†	1,623	81,264
Orbital Sciences Corp.†	2,173	39,505

		272,436

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	2,555	487,903

Agricultural Operations — 0.0%
Andersons, Inc.	622	31,685

Airlines — 0.0%
Allegiant Travel Co.	548	50,695
SkyWest, Inc.	1,898	26,629

		77,324

Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	1,896	34,242
Darling International, Inc.†	4,215	82,656

		116,898

Apparel Manufacturers — 0.1%
Maidenform Brands, Inc.†	845	15,370
Oxford Industries, Inc.	511	33,568
Quiksilver, Inc.†	4,525	35,612
Ralph Lauren Corp.	224	39,220
True Religion Apparel, Inc.	864	27,510

		151,280

Appliances — 0.0%
iRobot Corp.†	938	31,695

Applications Software — 0.8%
Ebix, Inc.	1,147	22,757
EPIQ Systems, Inc.	1,143	13,865
Intuit, Inc.	1,170	68,375
Microsoft Corp.	34,563	1,205,557
Progress Software Corp.†	2,071	48,689
Tangoe, Inc.†	1,155	17,221

		1,376,464

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,538	156,493

Audio/Video Products — 0.1%
Daktronics, Inc.	1,334	13,700
DTS, Inc.†	671	13,259

Security Description	Shares	Value (Note 2)

Audio/Video Products (continued)
Panasonic Corp.†(1)	10,700	$81,648
Sony Corp.(1)	5,100	101,611
Universal Electronics, Inc.†	499	13,323
VOXX International Corp.†	726	8,073

		231,614

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	1,049	49,324

Auto - Cars/Light Trucks — 0.7%
Fuji Heavy Industries, Ltd.(1)	4,000	89,828
Honda Motor Co., Ltd.(1)	5,900	218,204
Isuzu Motors, Ltd.(1)	9,000	67,186
Nissan Motor Co., Ltd.(1)	8,800	94,604
Suzuki Motor Corp.(1)	2,600	63,294
Toyota Motor Corp.(1)	9,900	583,976

		1,117,092

Auto/Truck Parts & Equipment - Original — 0.3%
Aisin Seiki Co., Ltd.(1)	2,000	72,423
Delphi Automotive PLC	1,544	75,363
Denso Corp.(1)	1,800	74,706
Spartan Motors, Inc.	1,127	6,818
Sumitomo Electric Industries, Ltd.(1)	5,900	70,965
Superior Industries International, Inc.	831	15,132
Titan International, Inc.	1,913	44,630
Toyota Industries Corp.(1)	2,100	82,559

		442,596

Auto/Truck Parts & Equipment - Replacement — 0.0%
Dorman Products, Inc.	965	42,971
Standard Motor Products, Inc.	702	23,728

		66,699

Banks - Commercial — 1.3%
Bank of Kyoto, Ltd.(1)	9,000	72,734
Bank of the Ozarks, Inc.	1,077	47,011
Bank of Yokohama, Ltd.(1)	11,000	53,904
Banner Corp.	626	20,082
BB&T Corp.	277	9,119
BBCN Bancorp, Inc.	1,718	22,145
Chiba Bank, Ltd.(1)	9,000	55,891
City Holding Co.	558	22,108
Columbia Banking System, Inc.	1,880	41,059
Community Bank System, Inc.	1,418	41,633
CVB Financial Corp.	3,121	35,798
First BanCorp†	2,582	15,776
First Commonwealth Financial Corp.	3,605	25,992
First Financial Bancorp	2,071	31,914
First Financial Bankshares, Inc.	1,071	58,905
First Horizon National Corp.	2,993	34,360
First Midwest Bancorp, Inc.	2,682	35,295
FNB Corp.	5,198	59,777
Glacier Bancorp, Inc.	2,584	50,233
Hanmi Financial Corp.†	1,180	18,573
Home BancShares, Inc.	825	34,733
Independent Bank Corp.	811	26,722
Joyo Bank, Ltd.(1)	15,000	74,495
M&T Bank Corp.	973	102,068
MB Financial, Inc.	1,960	50,000
Mizuho Financial Group, Inc.(1)	69,600	131,690
National Penn Bancshares, Inc.	4,219	41,684
NBT Bancorp, Inc.	1,576	31,331
Old National Bancorp	3,564	47,615
PacWest Bancorp	1,409	40,621

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Pinnacle Financial Partners, Inc.†	1,170	$29,367
PrivateBancorp, Inc.	2,132	41,276
S&T Bancorp, Inc.	1,065	20,597
Shizuoka Bank, Ltd.(1)	5,000	51,922
Simmons First National Corp., Class A	554	14,254
Sterling Bancorp	1,139	13,611
Sumitomo Mitsui Financial Group, Inc.(1)	4,400	172,229
Sumitomo Mitsui Trust Holdings, Inc.(1)	14,000	57,939
Susquehanna Bancshares, Inc.	6,682	80,251
Taylor Capital Group, Inc.†	515	8,554
Texas Capital Bancshares, Inc.†	1,459	64,429
Tompkins Financial Corp.	412	17,114
TrustCo Bank Corp.	3,316	18,536
UMB Financial Corp.	1,161	61,638
Umpqua Holdings Corp.	4,010	54,215
United Bankshares, Inc.	1,638	42,604
United Community Banks, Inc.†	1,640	19,434
ViewPoint Financial Group, Inc.	1,276	24,155
Wilshire Bancorp, Inc.†	2,136	14,098
Wintrust Financial Corp.	1,322	49,892

		2,189,383

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	5,749	172,815
Boston Private Financial Holdings, Inc.	2,818	27,757
State Street Corp.	662	43,811

		244,383

Banks - Super Regional — 2.4%
Capital One Financial Corp.	16,872	1,028,011
Comerica, Inc.	1,601	63,223
Fifth Third Bancorp	10,708	194,886
US Bancorp	6,580	230,695
Wells Fargo & Co.	61,462	2,492,284

		4,009,099

Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	1,711	85,259

Beverages - Non-alcoholic — 0.7%
Coca-Cola Co.	2,615	104,574
Coca-Cola Enterprises, Inc.	3,987	148,157
Dr Pepper Snapple Group, Inc.	5,810	267,144
Monster Beverage Corp.†	3,396	185,387
PepsiCo, Inc.	4,621	373,238

		1,078,500

Brewery — 0.1%
Asahi Group Holdings, Ltd.(1)	2,900	69,583
Boston Beer Co., Inc., Class A†	302	46,157
Kirin Holdings Co., Ltd.(1)	5,000	81,010

		196,750

Broadcast Services/Program — 0.1%
Digital Generation, Inc.†	843	5,893
Discovery Communications, Inc., Class A†	1,335	105,278
Scripps Networks Interactive, Inc., Class A	119	8,016

		119,187

Building & Construction Products - Misc. — 0.1%
Drew Industries, Inc.	673	25,440
Gibraltar Industries, Inc.†	1,045	16,960
Quanex Building Products Corp.	1,324	24,507
Simpson Manufacturing Co., Inc.	1,443	42,237

		109,144

Security Description	Shares	Value (Note 2)

Building & Construction - Misc. — 0.0%
Aegion Corp.†	1,389	$31,711
Dycom Industries, Inc.†	1,182	26,890

		58,601

Building Products - Air & Heating — 0.0%
AAON, Inc.	667	22,171
Comfort Systems USA, Inc.	1,363	18,837

		41,008

Building Products - Cement — 0.1%
Headwaters, Inc.†	2,559	27,151
Texas Industries, Inc.†	745	53,200

		80,351

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	1,020	27,213
Asahi Glass Co., Ltd.(1)	9,000	64,703
Griffon Corp.	1,635	18,868

		110,784

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	708	27,973

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	903	10,845

Building - Maintenance & Services — 0.0%
ABM Industries, Inc.	1,814	43,863

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,006	20,885

Building - Residential/Commercial — 1.0%
D.R. Horton, Inc.	47,845	1,165,504
Daiwa House Industry Co., Ltd.(1)	3,000	56,318
M/I Homes, Inc.†	852	21,172
Meritage Homes Corp.†	1,114	52,759
PulteGroup, Inc.†	4,703	101,538
Ryland Group, Inc.	1,627	73,671
Sekisui Chemical Co., Ltd.(1)	6,000	60,110
Sekisui House, Ltd.(1)	5,000	64,526
Standard Pacific Corp.†	5,220	46,197

		1,641,795

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	8,277	332,322
Time Warner Cable, Inc.	849	81,088

		413,410

Casino Hotels — 0.0%
Boyd Gaming Corp.†	1,956	25,487
Monarch Casino & Resort, Inc.†	320	4,931

		30,418

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	1,012	25,897
SHFL Entertainment, Inc.†	2,054	35,432

		61,329

Cellular Telecom — 0.0%
NTT DOCOMO, Inc.(1)	43	63,519

Chemicals - Diversified — 1.6%
Asahi Kasei Corp.(1)	13,000	87,805
Dow Chemical Co.	17,737	611,217
E.I. du Pont de Nemours & Co.	26,749	1,492,327
Innophos Holdings, Inc.	782	39,553

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified (continued)
Kuraray Co., Ltd.(1)	6,300	$89,321
LyondellBasell Industries NV, Class A	1,481	98,709
Mitsubishi Chemical Holdings Corp.(1)	13,000	61,945
Nitto Denko Corp.(1)	1,000	59,703
Shin-Etsu Chemical Co., Ltd.(1)	1,500	94,330

		2,634,910

Chemicals - Other — 0.0%
American Vanguard Corp.	866	26,378

Chemicals - Plastics — 0.1%
A. Schulman, Inc.	1,053	30,432
PolyOne Corp.	3,554	91,302

		121,734

Chemicals - Specialty — 0.2%
Balchem Corp.	1,057	50,746
H.B. Fuller Co.	1,787	74,286
Hawkins, Inc.	304	12,123
Kraton Performance Polymers, Inc.†	1,155	23,955
OM Group, Inc.†	1,159	34,005
Quaker Chemical Corp.	468	30,322
Stepan Co.	628	33,931
Zep, Inc.	800	13,264

		272,632

Circuit Boards — 0.0%
Park Electrochemical Corp.	692	16,712
TTM Technologies, Inc.†	1,937	15,651

		32,363

Coal — 0.1%
Cloud Peak Energy, Inc.†	2,226	42,739
Peabody Energy Corp.	2,253	44,317
SunCoke Energy, Inc.†	2,520	39,060

		126,116

Commercial Services — 0.1%
Arbitron, Inc.	956	44,846
ExlService Holdings, Inc.†	932	27,336
Healthcare Services Group, Inc.	2,446	55,500
Live Nation Entertainment, Inc.†	5,081	69,152
Medifast, Inc.†	454	13,080
TeleTech Holdings, Inc.†	788	17,722

		227,636

Commercial Services - Finance — 0.3%
Cardtronics, Inc.†	1,603	45,734
Heartland Payment Systems, Inc.	1,320	42,319
Mastercard, Inc., Class A	522	297,670
Total System Services, Inc.	1,382	32,491

		418,214

Communications Software — 0.0%
Digi International, Inc.†	983	9,427

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	1,340	30,498

Computer Services — 1.3%
Accenture PLC, Class A	1,933	158,719
CACI International, Inc., Class A†	823	52,787
CIBER, Inc.†	2,227	9,086
Cognizant Technology Solutions Corp., Class A†	487	31,484
Computer Sciences Corp.	1,169	52,149

Security Description	Shares	Value (Note 2)

Computer Services (continued)
iGATE Corp.†	1,088	$15,787
Insight Enterprises, Inc.†	1,597	30,742
International Business Machines Corp.	8,034	1,671,233
j2 Global, Inc.	1,547	63,257
LivePerson, Inc.†	1,867	17,251
Manhattan Associates, Inc.†	702	52,671
Sykes Enterprises, Inc.†	1,395	22,055
Virtusa Corp.†	726	17,032

		2,194,253

Computer Software — 0.0%
Avid Technology, Inc.†	1,143	7,293
Blackbaud, Inc.	1,633	49,545

		56,838

Computers — 1.6%
Apple, Inc.	5,404	2,430,071
Hewlett-Packard Co.	7,342	179,291

		2,609,362

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	433	4,962
Mercury Systems, Inc.†	1,071	9,361
MTS Systems Corp.	564	34,043
Netscout Systems, Inc.†	1,281	31,192
Radisys Corp.†	648	3,240
Super Micro Computer, Inc.†	948	9,774

		92,572

Computers - Memory Devices — 0.3%
EMC Corp.†	20,259	501,613
Seagate Technology PLC	571	24,599

		526,212

Computers - Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	1,650	46,019
Synaptics, Inc.†	1,151	47,490

		93,509

Consulting Services — 0.1%
Forrester Research, Inc.	471	17,064
MAXIMUS, Inc.	1,221	91,123
Navigant Consulting, Inc.†	1,894	24,963

		133,150

Consumer Products - Misc. — 0.2%
American Greetings Corp., Class A	1,133	20,847
Blyth, Inc.	335	4,693
Central Garden and Pet Co., Class A†	1,562	11,856
Clorox Co.	835	69,372
Helen of Troy, Ltd.†	1,137	45,105
Kimberly-Clark Corp.	651	63,036
Prestige Brands Holdings, Inc.†	1,828	53,725
WD-40 Co.	525	28,476

		297,110

Containers - Metal/Glass — 0.2%
Ball Corp.	5,826	251,450

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	4,510	260,858
Inter Parfums, Inc.	581	17,418
Kao Corp.(1)	2,500	77,651

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Co.	3,169	$243,253
Shiseido Co., Ltd.(1)	5,000	71,054

		670,234

Cruise Lines — 0.1%
Carnival Corp.	2,432	80,499

Data Processing/Management — 0.1%
CSG Systems International, Inc.†	1,205	26,064
Dun & Bradstreet Corp.	419	41,121
Fidelity National Information Services, Inc.	832	37,357
Fiserv, Inc.†	1,227	106,945

		211,487

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	532	26,706

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	2,575	92,056
Patterson Cos., Inc.	3,325	129,941

		221,997

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	2,543	9,536

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,484	32,069

Direct Marketing — 0.0%
Harte-Hanks, Inc.	1,543	13,794

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	456	32,554
Merit Medical Systems, Inc.†	1,480	14,607

		47,161

Distribution/Wholesale — 0.2%
Fossil Group, Inc.†	514	54,587
MWI Veterinary Supply, Inc.†	431	52,371
Pool Corp.	1,662	85,510
ScanSource, Inc.†	997	31,834
United Stationers, Inc.	1,443	49,798

		274,100

Diversified Banking Institutions — 2.7%
Bank of America Corp.	66,309	905,781
Citigroup, Inc.	320	16,637
JPMorgan Chase & Co.	33,616	1,835,097
Mitsubishi UFJ Financial Group, Inc.(1)	42,600	251,570
Morgan Stanley	54,495	1,411,420

		4,420,505

Diversified Manufacturing Operations — 1.5%
3M Co.	1,364	150,408
A.O. Smith Corp.	2,778	108,898
Actuant Corp., Class A	2,618	89,012
AZZ, Inc.	907	37,622
Barnes Group, Inc.	1,691	51,102
Danaher Corp.	151	9,335
Dover Corp.	12,453	974,447
EnPro Industries, Inc.†	741	37,324
Federal Signal Corp.†	2,265	19,864
General Electric Co.	14,277	332,940
Illinois Tool Works, Inc.	5,204	364,956
Ingersoll-Rand PLC	1,437	82,671
Koppers Holdings, Inc.	737	30,342

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
LSB Industries, Inc.†	675	$22,795
Lydall, Inc.†	564	8,155
Standex International Corp.	454	23,685
Textron, Inc.	5,085	137,092
Tredegar Corp.	862	21,516

		2,502,164

Diversified Minerals — 0.0%
AMCOL International Corp.	903	28,869

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	687	48,104
Viad Corp.	726	17,903

		66,007

E-Commerce/Products — 0.1%
Blue Nile, Inc.†	447	15,895
eBay, Inc.†	1,396	75,524
Nutrisystem, Inc.	948	8,561
Stamps.com, Inc.†	503	19,174

		119,154

E-Commerce/Services — 0.2%
Expedia, Inc.	2,102	120,781
OpenTable, Inc.†	821	54,761
priceline.com, Inc.†	198	159,178
United Online, Inc.	3,216	21,901

		356,621

E-Marketing/Info — 0.0%
comScore, Inc.†	1,162	22,984
Liquidity Services, Inc.†	880	35,209
QuinStreet, Inc.†	938	7,260

		65,453

E-Services/Consulting — 0.0%
Perficient, Inc.†	1,186	14,943
Websense, Inc.†	1,309	32,529

		47,472

Electric Products - Misc. — 0.4%
Emerson Electric Co.	7,919	455,026
Hitachi, Ltd.(1)	20,000	135,448
Littelfuse, Inc.	788	57,910
Mitsubishi Electric Corp.(1)	9,000	85,066

		733,450

Electric - Generation — 0.1%
AES Corp.	15,580	190,076

Electric - Integrated — 0.9%
ALLETE, Inc.	1,272	60,191
Ameren Corp.	2,440	83,058
Avista Corp.	2,181	58,255
CH Energy Group, Inc.	536	34,695
Consolidated Edison, Inc.	251	14,325
DTE Energy Co.	277	18,451
Edison International	5,125	235,442
El Paso Electric Co.	1,439	51,502
Exelon Corp.	10,033	314,434
Integrys Energy Group, Inc.	2,395	137,784
Kansai Electric Power Co., Inc.†(1)	4,100	48,480
NorthWestern Corp.	1,332	54,825
PPL Corp.	935	27,770
TECO Energy, Inc.	6,534	115,064

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric - Integrated (continued)
UIL Holdings Corp.	1,820	$70,907
UNS Energy Corp.	1,480	69,382

		1,394,565

Electronic Components - Misc. — 0.7%
Bel Fuse, Inc., Class B	335	5,333
Benchmark Electronics, Inc.†	1,978	38,571
CTS Corp.	1,258	15,121
Hoya Corp.(1)	3,900	78,268
Jabil Circuit, Inc.	30,574	613,315
Kyocera Corp.(1)	800	78,978
Methode Electronics, Inc.	1,326	20,858
Murata Manufacturing Co., Ltd.(1)	1,000	75,849
OSI Systems, Inc.†	675	39,042
Plexus Corp.†	1,244	36,300
Rogers Corp.†	607	28,086
Toshiba Corp.(1)	19,000	89,756

		1,119,477

Electronic Components - Semiconductors — 0.6%
Broadcom Corp., Class A	8,649	310,586
Ceva, Inc.†	745	12,494
Diodes, Inc.†	1,285	30,326
DSP Group, Inc.†	813	6,455
Entropic Communications, Inc.†	3,197	13,683
GT Advanced Technologies, Inc.†	4,299	19,130
Kopin Corp.†	2,214	7,860
LSI Corp.†	2,672	19,773
Micron Technology, Inc.†	5,369	62,710
Microsemi Corp.†	3,265	71,601
Monolithic Power Systems, Inc.	1,162	28,550
NVIDIA Corp.	4,379	63,452
Rubicon Technology, Inc.†	659	5,582
Supertex, Inc.	373	8,262
Texas Instruments, Inc.	7,606	272,979
Volterra Semiconductor Corp.†	833	11,712

		945,155

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,260	98,154

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,528	151,386

Electronic Measurement Instruments — 0.1%
Analogic Corp.	437	34,737
Badger Meter, Inc.	513	22,859
ESCO Technologies, Inc.	946	30,386
FARO Technologies, Inc.†	609	22,789
Keyence Corp.(1)	200	61,290
Measurement Specialties, Inc.†	552	24,536

		196,597

Electronic Security Devices — 0.2%
American Science & Engineering, Inc.	293	17,592
Tyco International, Ltd.	6,666	225,377

		242,969

Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	2,407	95,678
Engility Holdings, Inc.†	593	15,163
Exponent, Inc.	470	26,320
Fluor Corp.	739	46,712
Foster Wheeler AG†	30,364	698,980

		882,853

Security Description	Shares	Value (Note 2)

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,724	$40,342

Enterprise Software/Service — 0.6%
CA, Inc.	2,387	65,189
Digital River, Inc.†	1,322	23,095
MicroStrategy, Inc., Class A†	320	29,274
Omnicell, Inc.†	1,188	21,539
Oracle Corp.	22,716	766,892
SYNNEX Corp.†	948	38,441
Tyler Technologies, Inc.†	967	66,733

		1,011,163

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	3,281	54,596

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,317	63,880

Finance - Consumer Loans — 0.2%
Encore Capital Group, Inc.†	772	27,537
Portfolio Recovery Associates, Inc.†	605	92,123
SLM Corp.	6,184	146,808
World Acceptance Corp.†	429	39,623

		306,091

Finance - Credit Card — 0.0%
Visa, Inc., Class A	122	21,733

Finance - Investment Banker/Broker — 0.2%
Daiwa Securities Group, Inc.(1)	9,000	74,080
Interactive Brokers Group, Inc., Class A	1,461	23,040
Investment Technology Group, Inc.†	1,375	18,988
Nomura Holdings, Inc.(1)	14,600	112,851
Piper Jaffray Cos.†	583	20,819
Stifel Financial Corp.†	2,081	74,895
SWS Group, Inc.†	1,012	6,062

		330,735

Finance - Leasing Companies — 0.0%
ORIX Corp.(1)	5,600	73,619

Finance - Other Services — 0.2%
Coinstar, Inc.†	999	58,182
Higher One Holdings, Inc.†	1,270	13,843
IntercontinentalExchange, Inc.†	1,250	214,012
MarketAxess Holdings, Inc.	1,338	58,016

		344,053

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	689	34,643

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	252	8,051
TreeHouse Foods, Inc.†	1,295	84,797

		92,848

Food - Confectionery — 0.2%
Hershey Co.	3,133	279,182

Food - Meat Products — 0.4%
Hormel Foods Corp.	12,740	507,307
Tyson Foods, Inc., Class A	2,822	70,550

		577,857

Food - Misc./Diversified — 1.6%
Ajinomoto Co., Inc.(1)	5,000	68,706
B&G Foods, Inc.	1,892	54,452
Cal-Maine Foods, Inc.	499	22,325

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc./Diversified (continued)
Diamond Foods, Inc.†	733	$11,369
General Mills, Inc.	2,129	100,233
Hain Celestial Group, Inc.†	1,662	110,723
J&J Snack Foods Corp.	532	40,379
Kellogg Co.	11,121	690,058
Kraft Foods Group, Inc.	11,313	623,686
Mondelez International, Inc., Class A	29,305	863,325
Snyders-Lance, Inc.	1,726	44,738

		2,629,994

Food - Retail — 0.2%
Kroger Co.	3,072	103,434
Safeway, Inc.	3,720	85,597
Seven & I Holdings Co., Ltd.(1)	2,800	95,077

		284,108

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	456	13,548
Nash Finch Co.	408	8,866
Spartan Stores, Inc.	724	12,865

		35,279

Footwear & Related Apparel — 0.2%
Crocs, Inc.†	3,218	56,766
Iconix Brand Group, Inc.†	2,077	62,497
Skechers U.S.A., Inc., Class A†	1,377	30,982
Steven Madden, Ltd.†	1,469	71,246
Wolverine World Wide, Inc.	1,793	93,864

		315,355

Forestry — 0.0%
Deltic Timber Corp.	390	24,609

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	2,153	42,371

Garden Products — 0.1%
Toro Co.	2,087	99,466

Gas - Distribution — 0.3%
Laclede Group, Inc.	1,043	49,365
New Jersey Resources Corp.	1,498	67,979
Northwest Natural Gas Co.	965	41,235
Osaka Gas Co., Ltd.(1)	21,000	85,068
Piedmont Natural Gas Co., Inc.	2,717	91,808
South Jersey Industries, Inc.	1,135	66,307
Southwest Gas Corp.	1,658	78,506
Tokyo Gas Co., Ltd.(1)	15,000	80,875

		561,143

Golf — 0.0%
Callaway Golf Co.	2,553	17,488

Health Care Cost Containment — 0.0%
Corvel Corp.†	195	10,126

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	930	29,174
La-Z-Boy, Inc.	1,874	34,613
Select Comfort Corp.†	1,997	44,313

		108,100

Hotels/Motels — 0.1%
Marcus Corp.	675	8,674
Starwood Hotels & Resorts Worldwide, Inc.	715	48,834
Wyndham Worldwide Corp.	730	42,428

		99,936

Security Description	Shares	Value (Note 2)

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	1,670	$22,361
CDI Corp.	499	6,811
Cross Country Healthcare, Inc.†	1,081	5,632
Heidrick & Struggles International, Inc.	550	7,926
Insperity, Inc.	790	23,826
Kelly Services, Inc., Class A	973	17,232
Korn/Ferry International†	1,740	30,450
On Assignment, Inc.†	1,560	40,623
Resources Connection, Inc.	1,469	16,100
TrueBlue, Inc.†	1,453	34,204

		205,165

Identification Systems — 0.0%
Brady Corp., Class A	1,652	53,756
Checkpoint Systems, Inc.†	1,463	19,985

		73,741

Import/Export — 0.3%
ITOCHU Corp.(1)	7,100	88,128
Marubeni Corp.(1)	11,000	76,288
Mitsubishi Corp.(1)	5,500	95,760
Mitsui & Co., Ltd.(1)	7,100	89,427
Sumitomo Corp.(1)	6,500	81,799

		431,402

Industrial Automated/Robotic — 0.2%
Cognex Corp.	1,436	64,519
FANUC Corp.(1)	700	103,447
Intermec, Inc.†	2,060	20,312
Rockwell Automation, Inc.	1,505	132,470

		320,748

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	1,010	48,076

Instruments - Scientific — 0.4%
FEI Co.	1,379	99,302
PerkinElmer, Inc.	17,562	550,042

		649,344

Insurance Brokers — 0.0%
eHealth, Inc.†	673	16,569
Marsh & McLennan Cos., Inc.	480	19,210

		35,779

Insurance - Life/Health — 0.3%
Aflac, Inc.	3,663	203,993
Dai-ichi Life Insurance Co., Ltd.(1)	44	60,482
Lincoln National Corp.	1,114	39,725
Principal Financial Group, Inc.	3,157	119,492

		423,692

Insurance - Multi-line — 0.3%
ACE, Ltd.	2,398	215,053
Allstate Corp.	3,035	146,408
Cincinnati Financial Corp.	116	5,492
Horace Mann Educators Corp.	1,418	34,457
MetLife, Inc.	1,075	47,526
United Fire Group, Inc.	778	20,889

		469,825

Insurance - Property/Casualty — 0.5%
AMERISAFE, Inc.	650	22,055
Employers Holdings, Inc.	1,102	27,264

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty (continued)
Infinity Property & Casualty Corp.	415	$23,966
Meadowbrook Insurance Group, Inc.	1,714	13,746
MS&AD Insurance Group Holdings(1)	2,600	64,142
Navigators Group, Inc.†	378	22,045
NKSJ Holdings, Inc.(1)	2,600	58,547
ProAssurance Corp.	2,206	110,741
Progressive Corp.	7,009	178,659
RLI Corp.	611	45,874
Safety Insurance Group, Inc.	456	23,876
Selective Insurance Group, Inc.	2,023	48,006
Stewart Information Services Corp.	731	20,241
Tokio Marine Holdings, Inc.(1)	2,800	81,247
Tower Group International Ltd	1,399	27,043
Travelers Cos., Inc.	378	31,646

		799,098

Insurance - Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	5,195	592,594

Internet Application Software — 0.0%
Dealertrack Technologies, Inc.†	1,541	49,682

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	529	3,878

Internet Content - Information/News — 0.0%
Dice Holdings, Inc.†	1,666	15,027
HealthStream, Inc.†	706	18,907
XO Group, Inc.†	839	8,675

		42,609

Internet Security — 0.1%
Sourcefire, Inc.†	1,098	61,444
Symantec Corp.†	1,842	41,242
Trend Micro, Inc.(1)	2,400	73,127
VASCO Data Security International, Inc.†	958	8,028
VeriSign, Inc.†	190	8,938

		192,779

Investment Companies — 0.1%
Prospect Capital Corp.	7,660	79,587

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	1,703	475,478
Calamos Asset Management, Inc., Class A	731	7,690
Financial Engines, Inc.	1,502	64,766
Legg Mason, Inc.	17,957	629,213
National Financial Partners Corp.†	1,428	36,000
Virtus Investment Partners, Inc.†	207	47,995

		1,261,142

Lasers - System/Components — 0.1%
Coherent, Inc.	868	49,823
Electro Scientific Industries, Inc.	975	11,066
II-VI, Inc.†	1,937	32,154
Newport Corp.†	1,371	18,043
Rofin-Sinar Technologies, Inc.†	1,008	26,974

		138,060

Leisure Products — 0.1%
Brunswick Corp.	3,228	108,364

Linen Supply & Related Items — 0.1%
Cintas Corp.	849	38,761
G&K Services, Inc., Class A	689	33,286
UniFirst Corp.	536	50,866

		122,913

Security Description	Shares	Value (Note 2)

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	751	$26,525
Komatsu, Ltd.(1)	4,000	100,914

		127,439

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	1,385	46,827
SMC Corp.(1)	300	57,646

		104,473

Machinery - Farming — 0.1%
Kubota Corp.(1)	6,000	89,366
Lindsay Corp.	460	37,375

		126,741

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	1,034	32,819
Applied Industrial Technologies, Inc.	1,508	72,490
IHI Corp.(1)	21,000	77,063
Intevac, Inc.†	856	4,117
Mitsubishi Heavy Industries, Ltd.(1)	14,000	85,813
Tennant Co.	661	32,614

		304,916

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	373	18,680
Medidata Solutions, Inc.†	798	55,078
Quality Systems, Inc.	1,428	25,532

		99,290

Medical Instruments — 0.2%
Abaxis, Inc.	743	32,699
Boston Scientific Corp.†	10,735	99,191
CONMED Corp.	1,006	33,128
CryoLife, Inc.	987	6,109
Integra LifeSciences Holdings Corp.†	722	27,357
Medtronic, Inc.	620	31,626
Natus Medical, Inc.†	995	14,020
NuVasive, Inc.†	1,576	34,231
SurModics, Inc.†	404	9,591
Symmetry Medical, Inc.†	1,342	12,521

		300,473

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	874	26,963
Quest Diagnostics, Inc.	1,343	83,051

		110,014

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	492	12,256
Palomar Medical Technologies, Inc.†	640	8,659

		20,915

Medical Products — 0.6%
ABIOMED, Inc.†	1,200	25,884
Baxter International, Inc.	1,529	107,535
Cantel Medical Corp.	768	26,143
CareFusion Corp.†	1,710	62,842
Cyberonics, Inc.†	850	40,553
Greatbatch, Inc.†	850	27,378
Haemonetics Corp.†	1,849	76,327
Hanger, Inc.†	1,225	39,090
Invacare Corp.	1,044	16,182
Luminex Corp.†	1,358	26,169
Stryker Corp.	543	36,050

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products (continued)
Terumo Corp.(1)	1,600	$79,258
West Pharmaceutical Services, Inc.	1,229	84,248
Zimmer Holdings, Inc.	3,286	257,984

		905,643

Medical - Biomedical/Gene — 0.7%
Acorda Therapeutics, Inc.†	1,441	48,202
Amgen, Inc.	1,383	139,033
Arqule, Inc.†	1,902	5,154
Biogen Idec, Inc.†	2,268	538,627
Cambrex Corp.†	1,122	15,439
Cubist Pharmaceuticals, Inc.†	2,335	128,308
Emergent Biosolutions, Inc.†	845	11,999
Enzo Biochem, Inc.†	958	2,242
Life Technologies Corp.†	1,607	119,079
Medicines Co.†	1,929	62,133
Momenta Pharmaceuticals, Inc.†	1,631	21,464
Spectrum Pharmaceuticals, Inc.	1,919	15,755

		1,107,435

Medical - Drugs — 2.7%
Abbott Laboratories	17,186	630,211
AbbVie, Inc.	7,783	332,256
Akorn, Inc.†	2,446	35,540
Astellas Pharma, Inc.(1)	1,800	92,016
Bristol-Myers Squibb Co.	15,870	730,179
Daiichi Sankyo Co., Ltd.(1)	4,600	75,785
Eisai Co., Ltd.(1)	2,000	76,712
Eli Lilly & Co.	15,121	803,832
Hi-Tech Pharmacal Co., Inc.	398	12,720
Johnson & Johnson	2,342	197,150
Merck & Co., Inc.	6,434	300,468
Ono Pharmaceutical Co., Ltd.(1)	1,400	96,414
Pfizer, Inc.	24,114	656,624
PharMerica Corp.†	1,057	16,500
Salix Pharmaceuticals, Ltd.†	1,857	112,664
Takeda Pharmaceutical Co., Ltd.(1)	2,600	115,101
ViroPharma, Inc.†	2,335	64,212

		4,348,384

Medical - Generic Drugs — 0.1%
Impax Laboratories, Inc.†	2,329	44,134
Mylan, Inc.†	1,364	41,575

		85,709

Medical - HMO — 0.5%
Aetna, Inc.	500	30,190
Centene Corp.†	1,872	92,664
Cigna Corp.	2,899	196,842
Humana, Inc.	3,894	314,557
Magellan Health Services, Inc.†	967	52,702
Molina Healthcare, Inc.†	1,034	39,085
UnitedHealth Group, Inc.	288	18,038
WellPoint, Inc.	358	27,555

		771,633

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	246	11,653

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	630	22,724
Kindred Healthcare, Inc.†	1,966	26,541

		49,265

Security Description	Shares	Value (Note 2)

Medical - Outpatient/Home Medical — 0.1%
Air Methods Corp.	1,250	$46,800
Almost Family, Inc.	296	5,852
Amedisys, Inc.†	1,028	12,665
Amsurg Corp.†	1,151	40,895
Gentiva Health Services, Inc.†	946	10,084
LHC Group, Inc.†	492	10,819

		127,115

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	3,739	175,583

Metal Processors & Fabrication — 0.2%
CIRCOR International, Inc.	626	31,988
Haynes International, Inc.	443	21,680
Kaydon Corp.	1,149	31,069
Mueller Industries, Inc.	1,006	54,777
NSK, Ltd.(1)	8,000	74,067
RTI International Metals, Inc.†	1,088	31,563

		245,144

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	552	9,770
Olympic Steel, Inc.	330	8,359

		18,129

Metal - Aluminum — 0.0%
Century Aluminum Co.†	1,808	17,917
Kaiser Aluminum Corp.	601	38,128

		56,045

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,284	195,118

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.	267	4,817

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	2,276	54,305
John Bean Technologies Corp.	1,036	22,378
Movado Group, Inc.	634	22,887

		99,570

Multimedia — 0.4%
EW Scripps Co., Class A†	964	13,159
News Corp., Class A	6,674	214,302
Viacom, Inc., Class B	3,286	216,514
Walt Disney Co.	4,321	272,569

		716,544

Networking Products — 0.3%
Anixter International, Inc.†	960	73,661
Black Box Corp.	583	15,688
Cisco Systems, Inc.	13,175	317,254
Ixia†	1,951	30,670
LogMeIn, Inc.†	800	20,360
NETGEAR, Inc.†	1,375	45,760
Procera Networks, Inc.†	679	10,022

		513,415

Non - Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	2,315	28,405
Materion Corp.	731	21,784

		50,189

Non - Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	1,893	64,551

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Automation & Equipment — 0.2%
Canon, Inc.(1)	4,100	$141,119
Pitney Bowes, Inc.	4,464	65,532
Xerox Corp.	11,998	105,462

		312,113

Office Furnishings - Original — 0.0%
Interface, Inc.	2,103	35,330

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	2,233	153,653
Ensco PLC, Class A	1,499	90,195
Helmerich & Payne, Inc.	2,886	178,181

		422,029

Oil Companies - Exploration & Production — 1.0%
Anadarko Petroleum Corp.	6,569	574,590
Approach Resources, Inc.†	1,202	30,278
Cabot Oil & Gas Corp.	932	65,576
Carrizo Oil & Gas, Inc.†	1,311	33,640
Comstock Resources, Inc.	1,609	25,953
ConocoPhillips	2,799	171,691
Contango Oil & Gas Co.	456	15,951
Gulfport Energy Corp.†	2,438	116,268
Noble Energy, Inc.	1,750	100,887
Northern Oil and Gas, Inc.†	2,116	27,868
Occidental Petroleum Corp.	1,270	116,929
PDC Energy, Inc.†	1,084	55,490
Penn Virginia Corp.	1,960	9,134
PetroQuest Energy, Inc.†	2,019	9,247
Southwestern Energy Co.†	4,448	167,645
Stone Energy Corp.†	1,763	39,685
Swift Energy Co.†	1,539	20,869
WPX Energy, Inc.†	2,357	45,396

		1,627,097

Oil Companies - Integrated — 2.7%
Chevron Corp.	14,270	1,751,643
Exxon Mobil Corp.	26,717	2,417,087
Hess Corp.	1,243	83,791
Phillips 66	1,399	93,131

		4,345,652

Oil Field Machinery & Equipment — 0.1%
Gulf Island Fabrication, Inc.	515	10,625
Lufkin Industries, Inc.	1,205	106,353

		116,978

Oil Refining & Marketing — 0.3%
JX Holdings, Inc.(1)	17,900	87,343
Marathon Petroleum Corp.	2,260	186,450
Tesoro Corp.	1,631	100,551
Valero Energy Corp.	4,533	184,176

		558,520

Oil - Field Services — 0.3%
Basic Energy Services, Inc.†	913	12,188
C&J Energy Services, Inc.†	1,605	29,853
Exterran Holdings, Inc.†	2,352	68,020
Halliburton Co.	3,161	132,288
Hornbeck Offshore Services, Inc.†	1,143	59,459
Matrix Service Co.†	932	15,369
Pioneer Energy Services Corp.†	2,257	15,754
SEACOR Holdings, Inc.	677	51,987
TETRA Technologies, Inc.†	2,789	29,033

		413,951

Security Description	Shares	Value (Note 2)

Paper & Related Products — 0.2%
Buckeye Technologies, Inc.	1,391	$51,843
Clearwater Paper Corp.†	823	39,364
KapStone Paper and Packaging Corp.	1,393	40,411
Neenah Paper, Inc.	568	17,841
P.H. Glatfelter Co.	1,535	37,960
Schweitzer-Mauduit International, Inc.	1,123	53,971
Wausau Paper Corp.	1,703	19,891

		261,281

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	9,707	602,999

Photo Equipment & Supplies — 0.0%
FUJIFILM Holdings Corp.(1)	3,400	70,767

Physicians Practice Management — 0.0%
Healthways, Inc.†	1,244	16,732
IPC The Hospitalist Co., Inc.†	599	29,207

		45,939

Platinum — 0.0%
Stillwater Mining Co.†	4,272	51,221

Poultry — 0.0%
Sanderson Farms, Inc.	718	49,485

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	1,262	23,221
Powell Industries, Inc.†	324	15,319
Vicor Corp.†	694	3,740

		42,280

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	293	13,671
Dai Nippon Printing Co., Ltd.(1)	8,000	68,288

		81,959

Protection/Safety — 0.0%
Landauer, Inc.	339	18,028

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	2,483	53,385

Real Estate Investment Trusts — 1.7%
Acadia Realty Trust	1,878	48,678
Apartment Investment & Management Co., Class A	9,538	288,620
AvalonBay Communities, Inc.	308	40,859
Cedar Realty Trust, Inc.	1,933	11,115
Colonial Properties Trust	2,947	65,158
Coresite Realty Corp.	758	24,347
Cousins Properties, Inc.	3,649	37,658
DiamondRock Hospitality Co.	7,069	67,226
Digital Realty Trust, Inc.	10,810	658,437
EastGroup Properties, Inc.	1,071	62,943
EPR Properties	1,675	87,803
Franklin Street Properties Corp.	3,061	41,691
Geo Group, Inc.	2,540	88,443
Getty Realty Corp.	958	20,080
Government Properties Income Trust	1,976	48,037
Healthcare Realty Trust, Inc.	3,179	84,593
Host Hotels & Resorts, Inc.	2,078	36,968
Inland Real Estate Corp.	3,056	31,385
Kite Realty Group Trust	3,129	18,993
LaSalle Hotel Properties	3,419	90,262
Lexington Realty Trust	6,398	80,551
LTC Properties, Inc.	1,219	50,723
Medical Properties Trust, Inc.	5,259	78,043
Mid-America Apartment Communities, Inc.	1,516	103,042

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Parkway Properties, Inc.	1,418	$24,361
Pennsylvania Real Estate Investment Trust	2,288	45,508
Post Properties, Inc.	1,954	93,401
PS Business Parks, Inc.	644	49,144
Public Storage	422	64,060
Sabra Health Care REIT, Inc.	1,326	35,868
Saul Centers, Inc.	454	20,335
Sovran Self Storage, Inc.	1,090	70,708
Tanger Factory Outlet Centers	3,365	116,025
Universal Health Realty Income Trust	454	20,507
Urstadt Biddle Properties, Inc., Class A	921	19,396

		2,724,968

Real Estate Management/Services — 0.1%
HFF, Inc., Class A	1,166	21,932
Mitsubishi Estate Co., Ltd.(1)	5,000	122,776

		144,708

Real Estate Operations & Development — 0.2%
Daito Trust Construction Co., Ltd.(1)	700	65,248
Forestar Group, Inc.†	1,248	28,791
Mitsui Fudosan Co., Ltd.(1)	3,000	82,452
Sumitomo Realty & Development Co., Ltd.(1)	2,000	76,409

		252,900

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	472	22,132

Research & Development — 0.1%
PAREXEL International Corp.†	2,081	95,081

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	1,044	46,197

Retail - Apparel/Shoe — 0.4%
Brown Shoe Co., Inc.	1,459	30,347
Buckle, Inc.	977	52,250
Cato Corp., Class A	965	24,028
Children’s Place Retail Stores, Inc.†	845	45,064
Christopher & Banks Corp.†	1,424	10,267
Fast Retailing Co., Ltd.(1)	200	67,245
Fifth & Pacific Cos., Inc.†	4,289	92,171
Finish Line, Inc., Class A	1,779	37,466
Francesca’s Holdings Corp.†	1,568	44,766
Gap, Inc.	2,429	98,496
Genesco, Inc.†	864	58,389
Jos. A. Bank Clothiers, Inc.†	1,001	44,975
Men’s Wearhouse, Inc.	1,713	62,011
rue21, Inc.†	562	23,598
Stein Mart, Inc.	915	11,831

		702,904

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	603	65,673
Pep Boys-Manny Moe & Jack†	1,960	24,186

		89,859

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	770	48,934
Lithia Motors, Inc., Class A	755	39,328
Sonic Automotive, Inc., Class A	1,233	28,075

		116,337

Security Description	Shares	Value (Note 2)

Retail - Building Products — 1.3%
Home Depot, Inc.	25,390	$1,997,177
Lowe’s Cos., Inc.	2,923	123,088
Lumber Liquidators Holdings, Inc.†	971	79,729

		2,199,994

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	609	2,247

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A	1,213	40,223

Retail - Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,371	83,302

Retail - Discount — 0.4%
Fred’s, Inc., Class A	1,209	19,175
Target Corp.	2,056	142,892
Tuesday Morning Corp.†	1,607	14,318
Wal-Mart Stores, Inc.	5,391	403,463

		579,848

Retail - Drug Store — 0.2%
CVS Caremark Corp.	6,395	368,224

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	708	17,431
Kirkland’s, Inc.†	538	8,048

		25,479

Retail - Jewelry — 0.0%
Zale Corp.†	817	6,307

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	790	9,077

Retail - Major Department Stores — 0.0%
Nordstrom, Inc.	143	8,411

Retail - Office Supplies — 0.0%
OfficeMax, Inc.	3,078	40,106
Staples, Inc.	574	8,610

		48,716

Retail - Pawn Shops — 0.1%
Cash America International, Inc.	1,032	49,237
Ezcorp, Inc., Class A†	1,705	32,616
First Cash Financial Services, Inc.†	964	51,873

		133,726

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	716	9,587
PetSmart, Inc.	319	21,533

		31,120

Retail - Regional Department Stores — 0.4%
Isetan Mitsukoshi Holdings, Ltd.(1)	5,100	63,336
Kohl’s Corp.	8,685	446,496
Macy’s, Inc.	726	35,095
Stage Stores, Inc.	1,143	26,300

		571,227

Retail - Restaurants — 0.4%
Biglari Holdings, Inc.†	41	16,505
BJ’s Restaurants, Inc.†	886	33,261
Buffalo Wild Wings, Inc.†	667	64,005
CEC Entertainment, Inc.	601	24,070
Chipotle Mexican Grill, Inc.†	19	6,859
Cracker Barrel Old Country Store, Inc.	850	76,041
DineEquity, Inc.	577	41,769

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants (continued)
Jack in the Box, Inc.†	1,558	$56,851
Papa John’s International, Inc.†	603	38,851
Red Robin Gourmet Burgers, Inc.†	456	23,945
Ruby Tuesday, Inc.†	2,144	19,832
Ruth’s Hospitality Group, Inc.	1,180	13,216
Sonic Corp.†	1,810	23,765
Starbucks Corp.	1,102	69,503
Texas Roadhouse, Inc.	2,060	48,719
Yum! Brands, Inc.	1,335	90,446

		647,638

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	609	12,186
Hibbett Sports, Inc.†	925	52,753
Zumiez, Inc.†	796	25,329

		90,268

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	1,081	47,283

Rubber - Tires — 0.1%
Bridgestone Corp.(1)	2,700	86,953
Goodyear Tire & Rubber Co.†	4,845	73,353

		160,306

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,102	16,210

Savings & Loans/Thrifts — 0.1%
Bank Mutual Corp.	1,492	8,504
Brookline Bancorp, Inc.	2,522	21,387
Dime Community Bancshares, Inc.	1,034	14,900
Northwest Bancshares, Inc.	3,353	41,577
Oritani Financial Corp.	1,395	21,385
Provident Financial Services, Inc.	1,993	30,334

		138,087

Schools — 0.1%
American Public Education, Inc.†	636	24,193
Apollo Group, Inc., Class A†	820	16,392
Capella Education Co.†	369	16,074
Career Education Corp.†	1,551	4,622
Corinthian Colleges, Inc.†	2,405	6,253
ITT Educational Services, Inc.†	517	12,393
Lincoln Educational Services Corp.	880	6,063
Universal Technical Institute, Inc.	759	8,941

		94,931

Security Services — 0.0%
Secom Co., Ltd.(1)	1,400	70,656

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	460	39,956
ION Geophysical Corp.†	4,381	27,994

		67,950

Semiconductor Components - Integrated Circuits — 1.1%
Cirrus Logic, Inc.†	18,447	336,658
Exar Corp.†	1,722	19,424
Hittite Microwave Corp.†	967	52,489
Micrel, Inc.	1,703	16,945
Pericom Semiconductor Corp.†	716	5,019
Power Integrations, Inc.	1,030	43,971
QUALCOMM, Inc.	20,038	1,272,012

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Sigma Designs, Inc.†	1,044	$4,792
TriQuint Semiconductor, Inc.†	5,756	40,522

		1,791,832

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	5,548	84,330
ASML Holding NV	1,294	105,161
ATMI, Inc.†	1,145	27,331
Brooks Automation, Inc.	2,397	25,528
Cabot Microelectronics Corp.†	835	29,851
Cohu, Inc.	757	8,372
KLA-Tencor Corp.	181	10,188
Kulicke & Soffa Industries, Inc.†	2,688	33,331
MKS Instruments, Inc.	1,884	53,035
Nanometrics, Inc.†	759	10,968
Rudolph Technologies, Inc.†	1,205	14,773
Tessera Technologies, Inc.	1,874	38,886
Tokyo Electron, Ltd.(1)	1,500	74,009
Ultratech, Inc.†	975	35,549
Veeco Instruments, Inc.†	1,402	59,431

		610,743

Software Tools — 0.2%
VMware, Inc., Class A†	4,466	317,622

Steel - Producers — 0.1%
AK Steel Holding Corp.	4,907	17,028
JFE Holdings, Inc.(1)	3,400	70,161
Nippon Steel & Sumitomo Metal Corp.(1)	36,000	90,627

		177,816

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,367	46,000

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	4,041	24,650
Oplink Communications, Inc.†	636	10,825

		35,475

Telecom Services — 0.0%
Cbeyond, Inc.†	1,092	9,380
Lumos Networks Corp.	529	7,269
NTELOS Holdings Corp.	540	8,840
USA Mobility, Inc.	728	9,813

		35,302

Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	4,157	62,895
Comtech Telecommunications Corp.	622	16,421
Harris Corp.	942	47,222
Nortel Networks Corp.†	62	1
Symmetricom, Inc.†	1,457	7,198

		133,737

Telephone - Integrated — 1.6%
AT&T, Inc.	50,941	1,782,425
Atlantic Tele-Network, Inc.	335	16,673
CenturyLink, Inc.	2,452	83,736
Cincinnati Bell, Inc.†	7,211	24,806
General Communication, Inc., Class A†	1,081	9,394
KDDI Corp.(1)	1,900	85,869
Nippon Telegraph & Telephone Corp.(1)	1,400	69,009
Softbank Corp.(1)	3,600	180,062
Verizon Communications, Inc.	6,231	302,079

		2,554,053

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Television — 0.0%
CBS Corp., Class B	1,525	$75,488

Textile - Apparel — 0.0%
Perry Ellis International, Inc.	382	8,064

Textile - Products — 0.0%
Toray Industries, Inc.(1)	11,000	75,504

Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.	2,095	71,586

Tobacco — 1.0%
Alliance One International, Inc.†	2,737	9,963
Altria Group, Inc.	7,372	266,129
Japan Tobacco, Inc.(1)	3,700	125,318
Lorillard, Inc.	12,578	533,810
Philip Morris International, Inc.	7,395	672,279
Reynolds American, Inc.	1,790	86,117

		1,693,616

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,469	116,374

Toys — 0.0%
JAKKS Pacific, Inc.	741	7,484
Nintendo Co., Ltd.(1)	600	59,173

		66,657

Transactional Software — 0.0%
Bottomline Technologies de, Inc.†	1,346	37,190
Synchronoss Technologies, Inc.†	969	30,378

		67,568

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	946	43,913

Transport - Rail — 0.6%
Central Japan Railway Co.(1)	500	54,545
East Japan Railway Co.(1)	1,100	80,934
Keikyu Corp.(1)	8,000	68,432
Keio Corp.(1)	11,000	73,415
Norfolk Southern Corp.	6,379	488,568
Tobu Railway Co., Ltd.(1)	16,000	83,023
Union Pacific Corp.	438	67,723

		916,640

Transport - Services — 0.2%
Bristow Group, Inc.	1,291	81,139
Era Group, Inc.†	708	18,238
Hub Group, Inc., Class A†	1,266	45,969
United Parcel Service, Inc., Class B	2,987	256,583

		401,929

Transport - Truck — 0.1%
Arkansas Best Corp.	923	17,620
Forward Air Corp.	1,059	41,057
Heartland Express, Inc.	1,640	23,534
Knight Transportation, Inc.	2,155	36,937
Old Dominion Freight Line, Inc.†	2,543	109,502

		228,650

Travel Services — 0.0%
Interval Leisure Group, Inc.	1,385	29,930

Veterinary Diagnostics — 0.0%
Neogen Corp.†	804	43,794

Security Description	Shares	Value (Note 2)

Water — 0.0%
American States Water Co.	690	$36,660

Web Hosting/Design — 0.0%
NIC, Inc.	2,149	35,931

Web Portals/ISP — 0.4%
Blucora, Inc.†	1,463	26,700
Google, Inc., Class A†	679	591,008

		617,708

Wire & Cable Products — 0.1%
Belden, Inc.	1,594	85,199
Encore Wire Corp.	665	23,016

		108,215

Wireless Equipment — 0.1%
ViaSat, Inc.†	1,451	101,657

Total Common Stock
(cost $83,912,828)		96,814,929

EXCHANGE-TRADED FUNDS — 6.7%
iShares Core S&P Small-Cap ETF	2,221	201,400
iShares MSCI All Country Asia ex Japan ETF	127,370	7,405,292
SPDR S&P 500 ETF Trust, Series 1	3,738	610,191
Vanguard FTSE Emerging Markets ETF	66,820	2,774,367

Total Exchange Traded - Funds
(cost $10,292,081)		10,991,250

PREFERRED STOCK — 0.3%
Banks - Commercial — 0.0%
Zions Bancorporation FRS 6.30%	3,250	86,352

Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	3,650	88,148

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	45,000	9

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	13,530

Insurance - Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. 5.38%	6,475	158,637

Telecom Services — 0.1%
Qwest Corp. 6.13%	7,500	188,625

Total Preferred Stock
(cost $555,821)		535,301

WARRANTS† — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	143	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	9	2,790

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS† (continued)
Television (continued)
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	9	$1,125

		3,915

Total Warrants
(cost $149)		3,915

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$80,000	79,761
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	51,000	51,517
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	206,135	207,634
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	58,926	59,664
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.71% due 02/20/2036(5)	228,761	229,584
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	12,000	11,787
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(6)	1,000,000	1,150,462
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	100,000	104,524
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(6)	47,768	48,667
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(5)	69,248	69,419
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.56% due 12/25/2034	20,535	19,981
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	235,826
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	153,730	159,665
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	99,896	104,662
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	66,000	66,567
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	174,107
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(6)	100,000	102,127
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(5)	112,034	112,180

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(5)	$22,345	$19,945
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.87% due 08/25/2034	58,300	60,112
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	40,756	41,754
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(6)	84,000	92,041
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(6)	50,000	56,104
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(5)	375,249	392,707
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	38,154	38,765

Total Asset Backed Securities
(cost $3,628,523)		3,689,562

U.S. CORPORATE BONDS & NOTES — 15.2%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	25,000	26,125

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	115,000	122,762

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	35,428

Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 0.95% due 05/15/2018	101,000	98,286
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	67,000	61,266
Raytheon Co. Senior Notes 2.50% due 12/15/2022	79,000	75,178

		234,730

Aerospace/Defense - Equipment — 0.1%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	100,000	103,000
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	50,000	52,370

		155,370

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	35,249	36,658

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	$9,646	$9,935
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	36,000	37,800

		84,393

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	43,000	46,118

Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	134,000	135,005

Auto - Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	50,000	56,500
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	155,000	154,314

		210,814

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	47,000	48,880

Banks - Commercial — 0.4%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	30,000	32,475
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	38,000	39,271
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	115,000	112,623
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	63,000	66,581
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	158,000	170,161
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(7)	136,000	137,020

		558,131

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	130,000	131,323
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	209,224

		340,547

Banks - Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	72,000	61,380

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional — 0.1%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	$13,000	$15,116
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	112,000	131,636
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	50,000	58,563

		205,315

Beverages - Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	47,000	40,185

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	179,000	179,224

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	150,000	159,750

Building & Construction Products - Misc. — 0.1%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	18,000	18,090
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	95,000	105,293

		123,383

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	163,000	169,520

Building Products - Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	53,625

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	199,000	201,985
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	58,050
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	144,000	143,729
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	163,000	158,366
DISH DBS Corp. Senior Notes 4.25% due 04/01/2018*	163,000	158,925
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	72,288

		793,343

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.3%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	$167,000	$159,067
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	10,000	8,550
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)(9)	32,297	35,204
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	100,000	99,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	124,219
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	19,000	19,902

		446,192

Cellular Telecom — 0.2%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	115,000	114,713
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	143,000	151,222
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	17,000	18,445

		284,380

Chemicals - Diversified — 0.1%
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	151,125

Chemicals - Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	32,000	36,240

Chemicals - Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	20,000	20,550

Chemicals - Specialty — 0.2%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	67,206
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	174,000	170,955

		238,161

Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	17,000	15,342
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	38,000	34,200

Security Description	Principal Amount	Value (Note 2)

Coal (continued)
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	$34,000	$35,530
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	31,000	31,930
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	46,000	48,760

		165,762

Commercial Services - Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	20,000	20,050
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	34,000	37,145

		57,195

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	45,000	47,931
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	179,000	177,416
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	189,000	182,546
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	120,000	154,934

		562,827

Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	46,000	45,138
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	95,000	95,844

		140,982

Consumer Products - Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	42,000	42,630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	135,000	137,025

		179,655

Containers - Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	138,000	131,962
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	13,000	12,708

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass (continued)
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	$189,000	$213,806

		358,476

Containers - Paper/Plastic — 0.1%
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	24,000	26,090
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	147,000	148,470
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	26,000	29,120

		203,680

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	110,175

Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	52,000	54,340

Direct Marketing — 0.0%
Catalina Marketing Corp. VRS Company Guar. Notes 11.63% due 10/01/2017*	7,600	7,999

Distribution/Wholesale — 0.2%
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	194,000	190,347
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	179,000	174,914
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	25,000	24,937

		390,198

Diversified Banking Institutions — 1.5%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	42,000	49,140
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 06/27/2013(7)	178,000	156,640
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	300,000	335,023
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	55,000	64,271
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	24,000	28,589
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	235,000	221,004
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	258,000	271,637

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	$46,000	$47,840
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	113,000	113,587
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	134,000	155,779
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	160,000	174,496
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	109,000	131,157
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	65,000	75,888
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.28% due 05/15/2077	23,000	18,170
Morgan Stanley Senior Notes 2.13% due 04/25/2018	98,000	96,736
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	73,000	69,938
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	42,000	43,130
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	108,270
Morgan Stanley Senior Notes 6.25% due 08/09/2026	100,000	116,920
Morgan Stanley Senior Notes 6.38% due 07/24/2042	88,000	103,362

		2,381,577

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	49,000	57,382
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	60,000	68,458
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	231,000	287,826

		413,666

Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	43,460
Textron, Inc. Senior Notes 4.63% due 09/21/2016	110,000	119,905

		163,365

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	$224,000	$227,360

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	29,000	26,856

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	144,427
AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	28,140

		172,567

Electric - Integrated — 0.7%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	84,059
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	99,000	97,313
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	173,000	194,381
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	82,000	86,707
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	138,000	136,036
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	134,000	151,248
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	39,214
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	56,000	62,743
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	130,000	137,417
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	105,000	117,575

		1,106,693

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	207,000	209,588
Intel Corp. Senior Notes 4.00% due 12/15/2032	55,000	53,088

		262,676

Finance - Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	67,000	67,435

Security Description	Principal Amount	Value (Note 2)

Finance - Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	$42,000	$44,310
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	28,500

		140,245

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	201,000

Finance - Consumer Loans — 0.1%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	91,000	107,888
SLM Corp. Senior Notes 5.50% due 01/25/2023	117,000	110,194

		218,082

Finance - Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	46,000	48,004
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	11,000
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	71,000	14
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	69,000	14
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	107,000	114,770

		173,802

Finance - Leasing Companies — 0.1%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	150,000	152,250
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	12,000	12,930

		165,180

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	19,000	19,141
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	92,000	91,935
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	110,000	112,200

		223,276

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	39,000	42,023

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	$125,000	$125,625
Land O’Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	10,000	10,750

		136,375

Food - Retail — 0.1%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	117,000	111,296

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	60,000	75,544

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	20,000	20,900

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	29,000	31,900
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	10,000	11,000
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023*	135,000	132,975
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	20,000	23,350
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	50,456

		249,681

Insurance - Life/Health — 0.2%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	56,559
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,090
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	87,000	87,216
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	79,000	85,576
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	58,000	61,190

		323,631

Insurance - Multi-line — 0.2%
Loews Corp. Senior Notes 2.63% due 05/15/2023	128,000	121,351
Loews Corp. Senior Notes 4.13% due 05/15/2043	133,000	122,293

Security Description	Principal Amount	Value (Note 2)

Insurance - Multi-line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	$101,000	$104,767

		348,411

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	60,000	61,884
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	180,782

		242,666

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	142,000	149,632

Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	66,000	69,465

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	60,000	79,154
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	49,565

		128,719

Medical - Biomedical/Gene — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	74,000	81,618

Medical - Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	93,000	93,377
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	131,000	140,825

		234,202

Medical - Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	163,861
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	158,000	155,247

		319,108

Medical - HMO — 0.0%
Cigna Corp. Senior Notes 6.15% due 11/15/2036	36,000	42,885

Medical - Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	34,280

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	$48,000	$52,680
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	95,000	99,275
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	20,000	21,000
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	20,000	18,900

		226,135

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	54,000	53,386

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	106,000	101,761

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	143,000	153,546

Multimedia — 0.2%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021	128,000	142,832
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	59,000	74,499
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	80,063

		297,394

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	58,000	61,190

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	48,000	46,080

Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	17,000	18,275

Oil Companies - Exploration & Production — 1.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	32,175
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	130,000	156,563
Apache Corp. Senior Bonds 4.75% due 04/15/2043	65,000	64,852

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	$85,000	$83,725
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	21,600
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	108,000
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	162,000	168,480
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	45,000	45,450
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	54,635
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	137,000	146,932
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	100,000	102,750
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	33,000	33,578
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	20,000	20,150
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	20,000	21,900
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	115,000	115,575
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	125,000	124,375
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	100,000	104,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	19,800
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*	20,000	20,000
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	103,000	115,785
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	117,000	129,577
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	142,000	160,637
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	14,000	15,680

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	$125,000	$125,313
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	33,000	34,403
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	15,000	15,000

		2,040,935

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	125,000	132,780
Hess Corp. Senior Notes 7.88% due 10/01/2029	32,000	41,822
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	108,000	101,316

		275,918

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	32,100
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	90,000	92,250
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	50,000	53,875

		178,225

Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	67,000	66,163
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	158,000	183,009
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	22,000	22,935

		272,107

Petrochemicals — 0.1%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	214,000	215,605

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	119,487
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,050
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	7,000	7,140
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	57,000	54,009

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$36,000	$41,310
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	143,000	161,027
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	91,000	90,504
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	32,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	45,465
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.25% due 11/15/2023*	125,000	119,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	40,000	41,000

		727,679

Printing - Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	15,000	16,425
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	32,000	32,960

		49,385

Publishing - Newspapers — 0.1%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	135,000	145,800

Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	22,000	21,120

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	50,000	54,814
HCP, Inc. Senior Notes 3.75% due 02/01/2016	65,000	69,218
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	19,000	20,520
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	125,000	126,875
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.38% due 06/01/2023	102,000	103,658

		375,085

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	$40,000	$43,900

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	32,051

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	60,000	2

Rental Auto/Equipment — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	34,560
NES Rentals Holdings, Inc. Senior Sec. Notes 7.88% due 05/01/2018*	119,000	122,570

		157,130

Retail - Apparel/Shoe — 0.0%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	35,000	36,488

Retail - Bedding — 0.0%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	15,000	15,863

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	39,631	45,168
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	60,095	69,946

		115,114

Retail - Misc./Diversified — 0.1%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	125,000	126,250

Retail - Pawn Shops — 0.0%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	25,000	24,813

Retail - Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	19,000	20,876

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	45,000	46,181

Retail - Restaurants — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	39,288
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	46,762

Security Description	Principal Amount	Value (Note 2)

Retail - Restaurants (continued)
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	$133,000	$148,960

		235,010

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	28,000	29,645

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	108,305
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	190,000	225,750
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	111,000	132,680
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	45,000	46,366

		513,101

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	94,000	94,435
President and Fellows of Harvard College Senior Notes 3.62% due 10/01/2037	57,000	54,059
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	72,514

		221,008

Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017	78,000	78,072
ADT Corp. Senior Notes 4.88% due 07/15/2042	59,000	54,202

		132,274

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	35,120

Special Purpose Entities — 0.2%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	33,000	32,670
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	218,055

		250,725

Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	30,000	30,375

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	$33,000	$36,217
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	69,000	74,520

		110,737

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	71,987

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	84,000	101,139
Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	59,591

		160,730

Telephone - Integrated — 0.5%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	38,000	35,252
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	70,000	85,280
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	64,000	73,677
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	194,000	198,365
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	38,000	40,375
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,487
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,650
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	49,235
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	22,000	25,630
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	175,000	203,875
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	28,000	33,775
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	19,000	18,762

		787,363

Television — 0.0%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	35,000	37,450

Security Description	Principal Amount	Value (Note 2)

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*	$100,000	$99,625
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	53,000	53,795
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	68,000	68,085

		221,505

Transport - Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	43,389
GATX Corp. Senior Notes 2.38% due 07/30/2018	86,000	86,361
GATX Corp. Senior Notes 3.90% due 03/30/2023	153,000	153,736

		283,486

Transport - Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	60,000	70,320

Transport - Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	36,000	37,440

Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	50,000	55,125

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	59,015

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,740	4,015

Total U.S. Corporate Bonds & Notes
(cost $24,749,059)		24,869,191

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Banks - Commercial — 0.4%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	118,000	116,384
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	51,000	57,120
ING Bank NV Notes 2.00% due 09/25/2015*	208,000	211,056
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	266,000	270,715

		655,275

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Money Center — 0.1%
Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	$165,000	$159,811

Beverages - Non-alcoholic — 0.1%
Fomento Economico Mexicano SAB de CV Senior Notes 4.38% due 05/10/2043	190,000	171,279

Containers - Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	15,000	15,375

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	156,000

Diversified Banking Institutions — 0.2%
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	267,000	257,500
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,602

		318,102

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	205,715

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	155,000	161,975
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	50,000	50,183

		212,158

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	170,000	171,700
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	82,000	83,386

		255,086

Finance - Leasing Companies — 0.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	10,000	10,825
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,805
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	18,900

		66,530

Security Description	Principal Amount	Value (Note 2)

Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	$17,000	$17,595

Insurance - Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	30,000	31,350

Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	90,000	91,018
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	85,000	86,198

		177,216

Medical - Drugs — 0.1%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	124,000	125,097

Oil & Gas Drilling — 0.2%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	49,500
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	129,000	149,764
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	92,000	104,745
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	83,374

		387,383

Oil Companies - Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	161,000	212,261
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043*	223,000	201,257

		413,518

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	120,000	121,546
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	134,000	138,640
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	71,000	67,657
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	122,000	128,570
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	40,000	39,200
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	184,000	175,746

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	$134,000	$125,626

		796,985

Real Estate Operations & Development — 0.1%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	160,000	159,600

Retail - Misc./Diversified — 0.1%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	110,000	110,039

Satellite Telecom — 0.1%
Intelsat Luxembourg SA Senior Notes 7.75% due 06/01/2021*	155,000	162,944

Specified Purpose Acquisitions — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	71,000	68,928

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	75,000	73,125

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,625
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	60,000	62,250

		88,875

Telephone - Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/2038	54,000	58,404

Total Foreign Corporate Bonds & Notes
(cost $4,930,144)		4,886,390

FOREIGN GOVERNMENT AGENCIES — 0.4%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	100,047
Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	102,694

		202,741

Sovereign — 0.3%
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	113,000	125,712
Government of Canada Senior Notes 0.88% due 02/14/2017	100,000	100,320

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 4.75% due 03/08/2044	$196,000	$194,530

		420,562

Total Foreign Government Agencies
(cost $636,582)		623,303

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	93,812
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	90,472
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	97,580

Total Municipal Bonds & Notes
(cost $273,098)		281,864

U.S. GOVERNMENT AGENCIES — 10.5%
Federal Home Loan Mtg. Corp. — 4.7%
2.50% due 01/01/2028	112,018	114,356
3.00% due 08/01/2027	451,931	471,616
3.00% due 10/01/2042	225,680	226,399
3.00% due 11/01/2042	954,147	956,310
3.00% due 04/01/2043	249,608	250,325
3.50% due 02/01/2042	268,622	279,257
3.50% due 03/01/2042	124,778	129,348
3.50% due 08/01/2042	384,717	400,249
4.00% due 09/01/2040	106,804	112,325
4.50% due 01/01/2039	18,858	20,002
4.50% due 12/01/2039	933,058	1,023,187
5.00% due 10/01/2033	5,380	5,791
5.00% due 03/01/2038	69,112	73,885
5.00% due 07/01/2038	271,211	289,938
5.00% due 07/01/2040	596,810	643,615
5.50% due 09/01/2037	80,495	86,575
5.50% due 10/01/2037	108,785	117,003
5.50% due 01/01/2038	28,571	30,831
5.50% due 04/01/2038	51,024	54,878
5.50% due 01/01/2040	1,788,051	1,954,401
5.50% due 06/01/2041	37,736	40,722
6.00% due 08/01/2036	162,383	177,281
6.00% due 03/01/2040	102,740	111,781
6.50% due 12/01/2028	88,776	98,876
6.50% due 05/01/2036	636	720

		7,669,671

Federal National Mtg. Assoc. — 5.7%
2.50% due 03/01/2028	247,342	252,833
3.00% due 10/01/2027	190,088	198,074
3.00% due 12/01/2027	194,865	203,052
3.00% due 01/01/2028	293,031	305,342
3.00% due 06/01/2042	79,481	79,902
3.00% due 12/01/2042	127,988	128,667
3.50% due 08/01/2027	66,332	70,083
3.50% due 01/01/2042	273,495	283,449
3.50% due 04/01/2042	182,219	188,850
3.50% due 05/01/2042	339,539	351,897
3.50% due 07/01/2042	137,831	142,847

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 08/01/2026	$460,662	$489,179
4.00% due 09/01/2040	134,200	141,531
4.00% due 12/01/2040	1,238,677	1,319,120
4.00% due 11/01/2041	113,868	120,195
4.00% due 01/01/2042	157,573	167,648
4.50% due 10/01/2024	188,989	201,581
4.50% due 01/01/2025	760,446	828,345
4.50% due 03/01/2025	258,160	275,362
4.50% due 05/01/2025	215,125	229,459
4.50% due 01/01/2039	37,785	40,384
4.50% due 09/01/2040	1,006,080	1,076,526
4.50% due 11/01/2040	42,640	45,626
5.00% due 03/15/2016	74,000	83,111
5.00% due 11/01/2033	7,604	8,254
5.00% due 05/01/2040	87,155	94,740
5.00% due 07/01/2040	1,209,210	1,322,377
5.50% due 12/01/2029	51,744	56,130
5.50% due 05/01/2034	209,231	228,794
6.00% due 05/01/2017	21,159	22,638
6.00% due 12/01/2033	70,570	78,925
6.00% due 11/01/2038	228,502	248,986
6.00% due 06/01/2040	15,480	16,868
6.50% due 02/01/2017	17,298	18,389
6.50% due 08/01/2031	24,024	27,244
6.50% due 07/01/2032	38,643	43,866
6.50% due 07/01/2036	41,971	46,777
7.50% due 06/01/2015	2,733	2,765

		9,439,816

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/2029	3,426	3,847
6.00% due 04/15/2029	20,866	23,642
6.00% due 06/15/2029	13,286	14,929
6.50% due 02/15/2029	43,064	50,297

		92,715

Total U.S. Government Agencies
(cost $17,030,912)		17,202,202

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.2%
2.75% due 11/15/2042	70,000	62,661
3.13% due 02/15/2042	128,000	124,340
3.13% due 02/15/2043	176,000	170,390

		357,391

United States Treasury Notes — 0.9%
0.13% due 04/15/2018 TIPS(10)	318,177	333,639
0.50% due 07/31/2017	36,000	35,477
0.63% due 05/31/2017	58,000	57,588
0.75% due 10/31/2017	13,000	12,904
1.25% due 10/31/2015	21,000	21,431
1.75% due 05/15/2022	340,000	333,200
1.75% due 05/15/2023	121,000	116,576
2.00% due 02/15/2022	530,000	532,609
2.75% due 12/31/2017	14,000	15,134

		1,458,558

Total U.S. Government Treasuries
(cost $1,857,979)		1,815,949

Total Long-Term Investment Securities
(cost $147,867,176)		161,713,856

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$1,234,000	$1,234,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes
0.00% due 06/06/2013(11)	26,000	26,000
0.05% due 06/06/2013(11)	350,000	349,998

		375,998

Total Short-Term Investment Securities
(cost $1,609,998)		1,609,998

TOTAL INVESTMENTS
(cost $149,477,174) (12)	99.7%	163,323,854
Other assets less liabilities	0.3	464,224

NET ASSETS	100.0%	$163,788,078

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $10,258,659 representing 6.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $8,920,214 representing 5.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $3,954 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $500.00 Warrant	03/01/2011	9	$0	$2,790	$310.00	0.0%
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $687.00 Warrant	11/11/2010	9	0	1,125	125.00	0.0

				$3,915		0.0%

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Perpetual maturity—maturity date reflects the next call date.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

(8)	PIK (Payment-in-Kind Security)-Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Security currently paying interest in the form of additional bonds.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
140	Long	MSCI Emerging Markets Mini Index	June 2013	$7,399,420	$6,922,300	$(477,120)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Advertising Services	$—	$66,625	$—	$66,625
Audio/Video Products	48,355	183,259	—	231,614
Auto - Cars/Light Trucks	—	1,117,092	—	1,117,092
Auto/Truck Parts & Equipment - Original	141,943	300,653	—	442,596
Banks - Commercial	1,518,579	670,804	—	2,189,383
Brewery	46,157	150,593	—	196,750
Building Products - Doors & Windows	46,081	64,703	—	110,784
Building - Residential/Commercial	1,460,841	180,954	—	1,641,795
Cellular Telecom	—	63,519	—	63,519
Chemicals - Diversified	2,241,806	393,104	—	2,634,910
Cosmetics & Toiletries	521,529	148,705	—	670,234
Diversified Banking Institutions	4,168,935	251,570	—	4,420,505
Electric Products - Misc.	512,936	220,514	—	733,450
Electric - Integrated	1,346,085	48,480	—	1,394,565
Electric Components - Misc.	796,626	322,851	—	1,119,477
Electronic Measurement Instruments	135,307	61,290	—	196,597
Finance - Investment Banker/Broker	143,804	186,931	—	330,735
Finance - Leasing Companies	—	73,619	—	73,619
Food - Misc./Diversified	2,561,288	68,706	—	2,629,994
Food - Retail	189,031	95,077	—	284,108
Gas - Distribution	395,200	165,943	—	561,143
Import/Export	—	431,402	—	431,402
Industrial Automated/Robotic	217,301	103,447	—	320,748
Insurance - Life/Health	363,210	60,482	—	423,692
Insurance - Property/Casualty	595,162	203,936	—	799,098
Internet Security	119,652	73,127	—	192,779
Machinery - Construction & Mining	26,525	100,914	—	127,439
Machinery - Electrical	46,827	57,646	—	104,473
Machinery - Farming	37,375	89,366	—	126,741
Machinery - General Industrial	142,040	162,876	—	304,916
Medical Products	826,385	79,258	—	905,643
Medical - Drugs	3,892,356	456,028	—	4,348,384
Metal Processors & Fabrication	171,077	74,067	—	245,144
Office Automation & Equipment	170,994	141,119	—	312,113
Oil Refining & Marketing	471,177	87,343	—	558,520
Photo Equipment & Supplies	—	70,767	—	70,767
Printing - Commercial	13,671	68,288	—	81,959
Real Estate Management/Services	21,932	122,776	—	144,708

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS (continued)
Real Estate Operations & Development	$28,791	$224,109	$—	$252,900
Retail - Apparel/Shoe	635,659	67,245	—	702,904
Retail - Regional Department Stores	507,891	63,336	—	571,227
Rubber - Tires	73,353	86,953	—	160,306
Security Services	—	70,656	—	70,656
Semiconductor Equipment	536,734	74,009	—	610,743
Steel - Producers	17,028	160,788	—	177,816
Telephone - Integrated	2,219,113	334,940	—	2,554,053
Textile - Products	—	75,504	—	75,504
Tobacco	1,568,298	125,318	—	1,693,616
Toys	7,484	59,173	—	66,657
Transport - Rail	556,291	360,349	—	916,640
Other Industries*	58,353,886	—	—	58,353,886
Exchange Traded Funds	10,991,250	—	—	10,991,250
Preferred Stock:
Finance - Investment Banker/Broker	—	9	—	9
Other Industries*	535,292	—	—	535,292
Warrants	—	—	3,915	3,915
Asset Backed Securities	—	3,689,562	—	3,689,562
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	24,869,189	—	24,869,189
Foreign Corporate Bonds & Notes	—	4,886,390	—	4,886,390
Foreign Government Agencies	—	623,303	—	623,303
Municipal Bonds & Notes	—	281,864	—	281,864
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	9,439,816	—	9,439,816
Other U.S. Government Agencies*	—	7,762,386	—	7,762,386
U.S. Government Treasuries	—	1,815,949	—	1,815,949
Short-Term Investment Securities:
Time Deposits	—	1,234,000	—	1,234,000
U.S. Government Treasuries	—	375,998	—	375,998

Total Assets	$99,421,257	$63,898,680	$3,917	$163,323,854

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$477,120	$—	$—	$477,120

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	8.0%
Web Portals/ISP	6.1
E-Commerce/Products	6.1
Registered Investment Companies	3.9
Commercial Services — Finance	3.5
Investment Management/Advisor Services	3.3
E-Commerce/Services	3.2
Diversified Manufacturing Operations	3.1
Transport — Rail	2.8
Finance — Credit Card	2.8
Retail — Restaurants	2.7
Oil Companies — Exploration & Production	2.7
Retail — Apparel/Shoe	2.2
Real Estate Investment Trusts	2.1
Diversified Banking Institutions	2.0
Distribution/Wholesale	2.0
Metal Processors & Fabrication	2.0
Semiconductor Components — Integrated Circuits	1.9
Medical — Wholesale Drug Distribution	1.7
Applications Software	1.7
Computers	1.6
Hotels/Motels	1.6
Coatings/Paint	1.5
Industrial Gases	1.4
Computer Services	1.4
Casino Hotels	1.4
Aerospace/Defense	1.3
Retail — Building Products	1.2
Broadcast Services/Program	1.2
Apparel Manufacturers	1.2
Banks — Fiduciary	1.2
Electronic Components — Semiconductors	1.1
Food — Retail	1.0
Instruments — Scientific	1.0
Chemicals — Specialty	1.0
Multimedia	1.0
Medical Products	0.9
Oil — Field Services	0.9
Medical — Drugs	0.8
Retail — Auto Parts	0.8
Agricultural Chemicals	0.8
Airlines	0.8
Instruments — Controls	0.8
Pharmacy Services	0.7
Internet Content — Entertainment	0.7
Oil Companies — Integrated	0.7
Internet Content — Information/News	0.7
Internet Application Software	0.6
Coffee	0.6
Athletic Footwear	0.6
Motorcycle/Motor Scooter	0.6
Retail — Discount	0.6
Machinery — General Industrial	0.6
Oil Field Machinery & Equipment	0.5
Medical — HMO	0.5
Aerospace/Defense — Equipment	0.5
Retail — Drug Store	0.5
Cosmetics & Toiletries	0.5
Finance — Other Services	0.5
Data Processing/Management	0.4
Cruise Lines	0.4
Finance — Investment Banker/Broker	0.4
Transport — Services	0.4
Beverages — Non-alcoholic	0.4
Banks — Super Regional	0.4
Computer Software	0.3
Insurance Brokers	0.2
Advertising Agencies	0.2
Transport — Truck	0.2

Computer Aided Design	0.2
Telecommunication Equipment	0.1
Building — Residential/Commercial	0.1
Medical — Generic Drugs	0.1
Retail — Gardening Products	0.1
Retail — Jewelry	0.1
Auto — Cars/Light Trucks	0.1

103.2%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	17,600	$1,093,488

Aerospace/Defense — 1.3%
Boeing Co.	66,100	6,545,222

Aerospace/Defense - Equipment — 0.5%
United Technologies Corp.	25,900	2,457,910

Agricultural Chemicals — 0.8%
Monsanto Co.	40,600	4,085,984

Airlines — 0.8%
Delta Air Lines, Inc.†	38,300	689,783
United Continental Holdings, Inc.†#	98,600	3,200,556

		3,890,339

Apparel Manufacturers — 1.2%
Michael Kors Holdings, Ltd.†	22,700	1,426,014
Ralph Lauren Corp.	25,800	4,517,322

		5,943,336

Applications Software — 1.7%
Citrix Systems, Inc.†	600	38,610
Intuit, Inc.	1,500	87,660
Red Hat, Inc.†	57,500	2,773,225
Salesforce.com, Inc.†#	128,600	5,443,638

		8,343,133

Athletic Footwear — 0.6%
NIKE, Inc., Class B	49,500	3,052,170

Auto - Cars/Light Trucks — 0.1%
Tesla Motors, Inc.†#	2,900	283,504

Banks - Fiduciary — 1.2%
Northern Trust Corp.	28,400	1,651,460
State Street Corp.	64,400	4,261,992

		5,913,452

Banks - Super Regional — 0.4%
US Bancorp	49,600	1,738,976

Beverages - Non-alcoholic — 0.4%
Coca-Cola Co.	15,500	619,845
Monster Beverage Corp.†	12,800	698,752
PepsiCo, Inc.	6,300	508,851

		1,827,448

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	3,800	201,438

Brewery — 0.0%
Anheuser-Busch InBev NV ADR	100	9,192

Broadcast Services/Program — 1.2%
Discovery Communications, Inc., Class C†	85,150	5,957,945

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	9,000	219,240
Lennar Corp., Class A#	4,300	169,076

		388,316

Casino Hotels — 1.4%
Las Vegas Sands Corp.	115,300	6,675,870

Chemicals - Specialty — 1.0%
Ecolab, Inc.	56,500	4,772,555

Coatings/Paint — 1.5%
Sherwin-Williams Co.	38,100	7,182,993

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†#	42,300	3,093,399

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 3.5%
Alliance Data Systems Corp.†#	13,300	$2,355,297
Mastercard, Inc., Class A	26,400	15,054,600

		17,409,897

Computer Aided Design — 0.2%
Autodesk, Inc.†	21,400	807,422

Computer Services — 1.4%
Accenture PLC, Class A	29,200	2,397,612
Cognizant Technology Solutions Corp., Class A†	38,600	2,495,490
IHS, Inc., Class A†	18,400	1,934,392

		6,827,494

Computer Software — 0.3%
Akamai Technologies, Inc.†	27,600	1,272,912

Computers — 1.6%
Apple, Inc.	17,500	7,869,400

Computers - Memory Devices — 0.0%
EMC Corp.†	5,400	133,704

Consulting Services — 0.0%
Verisk Analytics, Inc., Class A†	1,800	105,876

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	2,200	149,116
Procter & Gamble Co.	28,900	2,218,364

		2,367,480

Cruise Lines — 0.4%
Carnival Corp.	65,400	2,164,740

Data Processing/Management — 0.4%
Fiserv, Inc.†	25,200	2,196,432

Distribution/Wholesale — 2.0%
Fastenal Co.#	87,200	4,550,096
Fossil Group, Inc.†	34,900	3,706,380
WW Grainger, Inc.	6,500	1,673,360

		9,929,836

Diversified Banking Institutions — 2.0%
Citigroup, Inc.	59,600	3,098,604
Goldman Sachs Group, Inc.	8,300	1,345,264
JPMorgan Chase & Co.	45,500	2,483,845
Morgan Stanley	120,600	3,123,540

		10,051,253

Diversified Manufacturing Operations — 3.1%
3M Co.	7,900	871,133
Danaher Corp.	228,080	14,099,906
Eaton Corp. PLC	6,100	402,966

		15,374,005

E-Commerce/Products — 6.1%
Amazon.com, Inc.†	78,000	20,984,340
eBay, Inc.†	172,540	9,334,414

		30,318,754

E-Commerce/Services — 3.2%
Netflix, Inc.†#	3,100	701,375
priceline.com, Inc.†	18,000	14,470,740
TripAdvisor, Inc.†	13,500	870,615

		16,042,730

Electronic Components - Semiconductors — 1.1%
Broadcom Corp., Class A	123,300	4,427,703
Xilinx, Inc.	30,430	1,236,979

		5,664,682

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Connectors — 0.0%
Amphenol Corp., Class A	2,700	$210,330

Finance - Credit Card — 2.8%
American Express Co.	80,900	6,124,939
Visa, Inc., Class A	44,000	7,838,160

		13,963,099

Finance - Investment Banker/Broker — 0.4%
TD Ameritrade Holding Corp.#	86,400	2,025,216

Finance - Other Services — 0.5%
IntercontinentalExchange, Inc.†	13,300	2,277,093

Food - Misc./Diversified — 0.0%
Nestle SA(2)	2,002	132,106

Food - Retail — 1.0%
Kroger Co.	14,800	498,316
Whole Foods Market, Inc.	89,000	4,615,540

		5,113,856

Hotels/Motels — 1.6%
Marriott International, Inc., Class A	49,990	2,100,080
Starwood Hotels & Resorts Worldwide, Inc.	83,600	5,709,880

		7,809,960

Industrial Gases — 1.4%
Praxair, Inc.	60,600	6,928,398

Instruments - Controls — 0.8%
Honeywell International, Inc.	47,400	3,719,004

Instruments - Scientific — 1.0%
Thermo Fisher Scientific, Inc.	56,000	4,944,800

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	29,400	1,176,588

Internet Application Software — 0.6%
Tencent Holdings, Ltd.(2)	79,700	3,143,525

Internet Content - Entertainment — 0.7%
Facebook, Inc., Class A†	137,441	3,346,688

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	19,400	3,250,082

Investment Management/Advisor Services — 3.3%
Ameriprise Financial, Inc.	14,640	1,193,453
Franklin Resources, Inc.	56,900	8,808,689
Invesco, Ltd.	181,700	6,130,558

		16,132,700

Machinery - General Industrial — 0.6%
Roper Industries, Inc.	22,000	2,732,840

Machinery - Pumps — 0.0%
Flowserve Corp.	600	100,878

Medical Instruments — 0.0%
Edwards Lifesciences Corp.†	3,400	225,964

Medical Products — 0.9%
Baxter International, Inc.	16,300	1,146,379
Becton, Dickinson and Co.	2,500	246,550
Covidien PLC	21,400	1,361,040
Henry Schein, Inc.†#	2,000	192,580
Stryker Corp.	24,000	1,593,360

		4,539,909

Medical - Biomedical/Gene — 8.0%
Alexion Pharmaceuticals, Inc.†	43,100	4,203,974
Biogen Idec, Inc.†	44,400	10,544,556

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Celgene Corp.†	65,800	$8,136,170
Gilead Sciences, Inc.†	237,500	12,939,000
Regeneron Pharmaceuticals, Inc.†#	15,200	3,676,424
Vertex Pharmaceuticals, Inc.†	600	48,186

		39,548,310

Medical - Drugs — 0.8%
Allergan, Inc.	37,800	3,760,722
Valeant Pharmaceuticals International, Inc.†	3,800	346,256

		4,106,978

Medical - Generic Drugs — 0.1%
Perrigo Co.	3,100	359,321

Medical - HMO — 0.5%
Aetna, Inc.	5,000	301,900
UnitedHealth Group, Inc.	34,600	2,166,998

		2,468,898

Medical - Wholesale Drug Distribution — 1.7%
AmerisourceBergen Corp.	1,700	91,936
McKesson Corp.	74,400	8,471,184

		8,563,120

Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	46,300	9,904,496

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	53,300	2,906,982

Multimedia — 1.0%
News Corp., Class A	8,900	285,779
Time Warner, Inc.	6,600	385,242
Walt Disney Co.	64,600	4,074,968

		4,745,989

Oil Companies - Exploration & Production — 2.7%
Cabot Oil & Gas Corp.	5,800	408,088
Concho Resources, Inc.†	800	66,928
EOG Resources, Inc.	20,100	2,594,910
EQT Corp.	34,900	2,787,812
Pioneer Natural Resources Co.	33,200	4,604,176
Range Resources Corp.#	37,100	2,789,178

		13,251,092

Oil Companies - Integrated — 0.7%
Phillips 66	48,900	3,255,273

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	35,300	2,148,711
FMC Technologies, Inc.†	9,100	506,506

		2,655,217

Oil - Field Services — 0.9%
Schlumberger, Ltd.	57,600	4,206,528

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	58,400	3,627,808

Real Estate Investment Trusts — 2.1%
American Tower Corp.	133,100	10,360,504

Retail - Apparel/Shoe — 2.2%
L Brands, Inc.	55,900	2,795,559
Lululemon Athletica, Inc.†#	30,300	2,357,643
PVH Corp.	33,400	3,847,346
Ross Stores, Inc.	30,700	1,974,010

		10,974,558

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	37,600	$4,095,016

Retail - Building Products — 1.2%
Home Depot, Inc.	58,200	4,578,012
Lowe’s Cos., Inc.	37,700	1,587,547

		6,165,559

Retail - Discount — 0.6%
Costco Wholesale Corp.	14,400	1,579,248
Dollar Tree, Inc.†	25,100	1,205,804

		2,785,052

Retail - Drug Store — 0.5%
CVS Caremark Corp.	41,500	2,389,570

Retail - Gardening Products — 0.1%
Tractor Supply Co.#	3,000	335,940

Retail - Jewelry — 0.1%
Tiffany & Co.	3,900	303,342

Retail - Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	10,600	3,826,600
Starbucks Corp.	149,600	9,435,272

		13,261,872

Semiconductor Components - Integrated Circuits — 1.9%
QUALCOMM, Inc.	151,320	9,605,794

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.†	35,170	623,564

Therapeutics — 0.0%
Onyx Pharmaceuticals, Inc.†#	500	47,725

Transport - Rail — 2.8%
Kansas City Southern	36,700	4,062,690
Norfolk Southern Corp.	600	45,954
Union Pacific Corp.	64,300	9,942,066

		14,050,710

Security Description	Shares	Value (Note 2)

Transport - Services — 0.4%
FedEx Corp.	21,000	$2,023,140

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.#	12,000	883,920

Web Portals/ISP — 6.1%
Baidu, Inc. ADR†	31,500	3,044,160
Google, Inc., Class A†	31,400	27,330,874

		30,375,034

Total Long-Term Investment Securities
(cost $326,719,413)		491,647,635

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
State Street Navigator Securities Lending Prime Portfolio(1)	15,394,505	15,394,505
T. Rowe Price Reserve Investment Fund	3,864,664	3,864,664

Total Short-Term Investment Securities
(cost $19,259,169)		19,259,169

TOTAL INVESTMENTS
(cost $345,978,582)(3)	103.2%	510,906,804
Liabilities in excess of other assets	(3.2)	(15,681,094)

NET ASSETS	100.0%	$495,225,710

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $14,923,333. This was secured by collateral of $15,394,505, which was received in cash and subsequently invested in short-term investments currently valued at $15,394,505 as reported in the portfolio of investments (see Note 2).
(2)	Security was valued using fair value procedure at May 31, 2013. The aggregate value of these securities was $3,275,631 representing 0.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$30,318,754	$—	$—	$30,318,754
Food - Misc./Diversified	—	132,106	—	132,106
Internet Application Software	—	3,143,525	—	3,143,525
Medical-Biomedical/Gene	39,548,310	—	—	39,548,310
Web Portals/ISP	30,375,034	—	—	30,375,034
Other Industries*	388,129,906	—	—	388,129,906
Short-Term Investment Securities:
Registered Investment Companies	19,259,169	—	—	19,259,169

Total	$507,631,173	$3,275,631	$—	$510,906,804

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Banks — Super Regional	7.4%
Diversified Banking Institutions	6.5
Medical — Drugs	5.8
Diversified Manufacturing Operations	5.6
Medical — HMO	4.0
Savings & Loans/Thrifts	3.9
Oil Companies — Integrated	3.6
Time Deposits	3.6
Tobacco	3.2
Cruise Lines	2.9
Auto — Cars/Light Trucks	2.8
Chemicals — Diversified	2.8
Finance — Credit Card	2.7
Oil Companies — Exploration & Production	2.7
Electronic Components — Semiconductors	2.7
Telephone — Integrated	2.7
Aerospace/Defense	2.6
Finance — Consumer Loans	2.5
Electric Products — Misc.	2.3
Apparel Manufacturers	2.2
Banks — Fiduciary	1.6
Auto/Truck Parts & Equipment — Original	1.6
Medical Instruments	1.6
Applications Software	1.6
Casino Services	1.5
Retail — Discount	1.5
Insurance — Multi-line	1.4
Enterprise Software/Service	1.4
Electronic Security Devices	1.4
Retail — Drug Store	1.4
Tools — Hand Held	1.4
Pharmacy Services	1.3
Oil & Gas Drilling	1.3
Instruments — Controls	1.2
Medical Products	1.2
Medical — Wholesale Drug Distribution	1.1
Finance — Investment Banker/Broker	1.0
Building Products — Cement	1.0
Investment Management/Advisor Services	1.0
Building Products — Wood	0.8
Rental Auto/Equipment	0.7
Toys	0.7
Pipelines	0.4

100.6%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.0%
Aerospace/Defense — 2.6%
General Dynamics Corp.	5,400	$416,340
Raytheon Co.	9,860	657,070

		1,073,410

Apparel Manufacturers — 2.2%
Coach, Inc.	6,800	396,168
Hanesbrands, Inc.	10,900	543,474

		939,642

Applications Software — 1.6%
Microsoft Corp.	18,935	660,453

Auto - Cars/Light Trucks — 2.8%
Daimler AG ADR	9,600	611,712
General Motors Co.†	16,600	562,574

		1,174,286

Auto/Truck Parts & Equipment - Original — 1.6%
Delphi Automotive PLC	13,800	673,578

Banks - Fiduciary — 1.6%
State Street Corp.	10,410	688,934

Banks - Super Regional — 7.4%
Capital One Financial Corp.	16,925	1,031,240
Fifth Third Bancorp	27,600	502,320
PNC Financial Services Group, Inc.	8,425	603,567
Wells Fargo & Co.	23,245	942,585

		3,079,712

Building Products - Cement — 1.0%
CRH PLC ADR	20,000	418,800

Building Products - Wood — 0.8%
Masco Corp.	15,100	317,402

Casino Services — 1.5%
International Game Technology	35,700	638,316

Chemicals - Diversified — 2.8%
E.I. du Pont de Nemours & Co.	9,800	546,742
Rockwood Holdings, Inc.	9,100	606,606

		1,153,348

Cruise Lines — 2.9%
Carnival Corp.	17,300	572,630
Royal Caribbean Cruises, Ltd.	18,000	630,180

		1,202,810

Diversified Banking Institutions — 6.5%
Bank of America Corp.	49,126	671,061
Citigroup, Inc.	21,410	1,113,106
JPMorgan Chase & Co.	17,405	950,139

		2,734,306

Diversified Manufacturing Operations — 5.6%
Eaton Corp. PLC	9,200	607,752
Illinois Tool Works, Inc.	6,000	420,780
ITT Corp.	5,700	171,855
Pentair, Ltd.	9,500	553,280
SPX Corp.	7,400	584,008

		2,337,675

Electric Products - Misc. — 2.3%
Emerson Electric Co.	9,140	525,184
Molex, Inc.	14,800	434,232

		959,416

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.7%
Microchip Technology, Inc.	15,100	$550,848
Texas Instruments, Inc.	15,720	564,191

		1,115,039

Electronic Security Devices — 1.4%
Tyco International, Ltd.	17,400	588,294

Enterprise Software/Service — 1.4%
CA, Inc.	21,700	592,627

Finance - Consumer Loans — 2.5%
SLM Corp.	44,105	1,047,053

Finance - Credit Card — 2.7%
American Express Co.	8,455	640,128
Discover Financial Services	10,600	502,546

		1,142,674

Finance - Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	37,000	430,310

Instruments - Controls — 1.2%
Honeywell International, Inc.	6,500	509,990

Insurance - Multi-line — 1.4%
XL Group PLC	19,020	597,799

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	5,100	415,752

Medical Instruments — 1.6%
Medtronic, Inc.	13,130	669,761

Medical Products — 1.2%
Baxter International, Inc.	7,200	506,376

Medical - Drugs — 5.8%
Johnson & Johnson	9,785	823,701
Merck & Co., Inc.	8,400	392,280
Pfizer, Inc.	25,441	692,759
Sanofi ADR	9,900	525,591

		2,434,331

Medical - HMO — 4.0%
Cigna Corp.	9,100	617,890
UnitedHealth Group, Inc.	8,520	533,608
WellPoint, Inc.	6,915	532,247

		1,683,745

Medical - Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	10,200	478,992

Oil & Gas Drilling — 1.3%
Seadrill, Ltd.	13,200	534,996

Oil Companies - Exploration & Production — 2.7%
ConocoPhillips	8,665	531,511
Occidental Petroleum Corp.	6,565	604,440

		1,135,951

Oil Companies - Integrated — 3.6%
BP PLC ADR	13,935	597,951
Marathon Oil Corp.	16,065	552,475
Phillips 66	5,682	378,251

		1,528,677

Pharmacy Services — 1.3%
Omnicare, Inc.	12,000	552,360

Pipelines — 0.4%
ONEOK, Inc.	3,900	176,046

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Rental Auto/Equipment — 0.7%
Rent-A-Center, Inc.	8,500	$310,930

Retail - Discount — 1.5%
Target Corp.	8,900	618,550

Retail - Drug Store — 1.4%
Walgreen Co.	12,300	587,448

Savings & Loans/Thrifts — 3.9%
First Niagara Financial Group, Inc.	52,900	516,833
New York Community Bancorp, Inc.	41,800	546,744
People’s United Financial, Inc.	40,300	554,528

		1,618,105

Telephone - Integrated — 2.7%
AT&T, Inc.	19,310	675,657
Verizon Communications, Inc.	9,005	436,562

		1,112,219

Tobacco — 3.2%
Altria Group, Inc.	15,070	544,027
Imperial Tobacco Group PLC ADR	4,100	296,061
Philip Morris International, Inc.	5,400	490,914

		1,331,002

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools - Hand Held — 1.4%
Stanley Black & Decker, Inc.	7,360	$583,059

Toys — 0.7%
Hasbro, Inc.	6,300	280,224

Total Long-Term Investment Securities
(cost $31,763,113)		40,634,398

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Time Deposits — 3.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013 (cost $1,518,000)	$1,518,000	1,518,000

TOTAL INVESTMENTS
(cost $33,281,113)(1)	100.6%	42,152,398
Liabilities in excess of other assets	(0.6)	(251,295)

NET ASSETS	100.0%	$41,901,103

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$3,079,712	$—	$—	$3,079,712
Diversified Banking Institutions	2,734,306	—	—	2,734,306
Diversified Manufacturing Operations	2,337,675	—	—	2,337,675
Medical - Drugs	2,434,331	—	—	2,434,331
Other Industries*	30,048,374	—	—	30,048,374
Short-Term Investment Securities:				—
Time Deposits	—	1,518,000	—	1,518,000

Total	$40,634,398	$1,518,000	$—	$42,152,398

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

United States Treasury Notes	25.9%
Federal National Mtg. Assoc.	24.8
Federal Home Loan Mtg. Corp.	10.8
Diversified Financial Services	9.8
Time Deposits	3.7
United States Treasury Bonds	3.4
Registered Investment Companies	3.3
Diversified Banking Institutions	3.1
Banks — Commercial	2.2
Electric — Integrated	1.5
Oil Companies — Integrated	1.1
Oil Companies — Exploration & Production	0.8
Computer Services	0.7
Insurance — Life/Health	0.7
Savings & Loans/Thrifts	0.6
Telephone — Integrated	0.5
Sovereign	0.5
Pipelines	0.5
Cable/Satellite TV	0.4
Multimedia	0.4
Oil & Gas Drilling	0.4
Medical — Generic Drugs	0.4
Banks — Fiduciary	0.4
Municipal Bonds	0.4
Telecom Services	0.3
Distribution/Wholesale	0.3
Medical — Drugs	0.3
Insurance — Multi-line	0.3
Paper & Related Products	0.3
Aerospace/Defense	0.3
Insurance — Mutual	0.3
Finance — Other Services	0.3
Special Purpose Entities	0.3
Diversified Manufacturing Operations	0.3
Regional Authority	0.2
Schools	0.2
Auto — Cars/Light Trucks	0.2
Finance — Consumer Loans	0.2
Brewery	0.2
Finance — Investment Banker/Broker	0.2
Security Services	0.2
Petrochemicals	0.2
Medical Products	0.2
Retail — Drug Store	0.2
Investment Companies	0.2
Transport — Rail	0.2
Banks — Super Regional	0.2
Banks — Money Center	0.1
Transport — Equipment & Leasing	0.1
Computers	0.1
Federal Home Loan Bank	0.1
Retail — Misc./Diversified	0.1
Metal — Iron	0.1
Gas — Distribution	0.1
Chemicals — Specialty	0.1
Diversified Minerals	0.1
Building & Construction Products — Misc.	0.1
Metal Processors & Fabrication	0.1
Aerospace/Defense — Equipment	0.1
Electronic Components — Semiconductors	0.1
Specified Purpose Acquisitions	0.1
Real Estate Investment Trusts	0.1
Beverages — Non-alcoholic	0.1
Medical — Biomedical/Gene	0.1
Government National Mtg. Assoc.	0.1

103.7%

Credit Quality+#

Aaa ……………………….	71.5%
Aa ………………………..	4.8
A ……………………….	6.4
Baa ………………………….	13.7
Ba ……………………..	1.0
Not Rated@ …………………..	2.6

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unvailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 9.1%
Diversified Financial Services — 9.1%
ABFC 2002-NC1 Trust FRS Series 2002-NC1, Class M1 1.21% due 03/25/2032	$514,502	$491,952
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	245,000	247,485
Ameriquest Mortgage Securities, Inc. FRS Series 2005-R1, Class M1 0.64% due 03/25/2035	511,608	503,888
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.75% due 01/25/2035(2)	587,000	577,548
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.05% due 08/25/2034	1,112,679	1,080,835
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	585,000	586,356
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	256,128
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	240,000	235,745
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(1)	380,000	437,176
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	370,000	386,738
CLI Funding V LLC Series 2013-1A Class Note 2.83% due 03/18/2028*	247,800	245,013
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	2,000,000	1,984,922
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.56% due 12/25/2034	354,283	344,737
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	235,826
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	384,324	399,162
Ford Credit Auto Owner Trust Series 2012-D, Class C 1.23% due 08/15/2018	600,000	599,644
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	406,290
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	339,000	337,851
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	193,651
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	192,000	193,094
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	114,413

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Impac Secured Assets CMN Owner Trust FRS Series 2004-4, Class 2A2 0.55% due 02/25/2035(2)	$83,386	$80,309
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	2,000,000	2,259,216
Morgan Stanley ABS Capital I, Inc. FRS Series 2004-HE6, Class M1 0.74% due 08/25/2034	1,000,000	948,672
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	251,101
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(2)	544,448	545,155
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(2)	489,786	437,182
Sequoia Mtg. Trust VRS Series 2013-6, Class A2 3.00% due 05/25/2043(2)	380,317	386,507
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	109,770	111,109
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*	266,175	264,276
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	1,249,774	1,280,361
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,095,721
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,122,085
WaMu Mtg. Pass Through Certs. FRS Series 2003-AR9, Class 2A 2.46% due 09/25/2033(2)	1,249,712	1,277,961
Wells Fargo Alternative Loan Trust FRS Series 2005-2, Class A5 0.60% due 10/25/2035(2)	551,756	536,032
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	391,949

Total Asset Backed Securities
(cost $20,622,599)		20,846,090

U.S. CORPORATE BONDS & NOTES — 16.4%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 0.95% due 05/15/2018	287,000	279,289
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	178,000	162,765
Raytheon Co. Senior Notes 2.50% due 12/15/2022#	221,000	210,308

		652,362

Aerospace/Defense - Equipment — 0.1%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	185,000	193,768

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	$256,000	$254,866

Banks - Commercial — 0.8%
Capital One NA Senior Notes 1.50% due 03/22/2018	414,000	407,262
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	177,000	182,921
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018#	305,000	298,697
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	301,000	318,110
Zions Bancorporation Senior Notes 4.50% due 03/27/2017#	542,000	583,714

		1,790,704

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	298,000	301,032
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	545,802

		846,834

Banks - Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	103,000	87,807

Banks - Super Regional — 0.2%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	34,883
Wachovia Corp. Senior Notes 5.75% due 02/01/2018#	91,000	106,955
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018#(3)	165,000	193,256

		335,094

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	497,000	497,623

Building & Construction Products - Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	188,000	208,369

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033#	524,000	523,012
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	294,000	285,642
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	203,721

		1,012,375

Security Description	Principal Amount	Value (Note 2)

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034#	$179,000	$235,878

Computer Services — 0.7%
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	944,000	935,647
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	371,000	358,331
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	310,000	400,247

		1,694,225

Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018#	120,000	117,752
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041#	205,000	206,821

		324,573

Containers - Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019#	26,000	28,265

Distribution/Wholesale — 0.3%
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	410,000	402,279
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	377,000	368,394

		770,673

Diversified Banking Institutions — 2.8%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	800,000	893,396
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	195,000	227,868
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	52,413
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	618,000	581,193
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	943,000	992,844
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	301,000	335,326
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	316,000	367,361
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	775,000	845,213
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	223,000	268,330

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018#(3)	$160,000	$186,800
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.28% due 05/15/2077	73,000	57,670
Morgan Stanley Senior Notes 2.13% due 04/25/2018	388,000	382,995
Morgan Stanley Sub. Notes 4.10% due 05/22/2023#	196,000	187,780
Morgan Stanley Sub. Notes 4.88% due 11/01/2022#	149,000	153,010
Morgan Stanley Senior Notes 6.25% due 08/09/2026	549,000	641,890
Morgan Stanley Senior Notes 6.38% due 07/24/2042#	226,000	265,453

		6,439,542

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020#	210,000	245,923
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	214,000	244,165
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	566,000	705,237

		1,195,325

Diversified Manufacturing Operations — 0.2%
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	332,464

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042#	105,000	97,236

Electric - Integrated — 1.4%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	365,378
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023#	359,000	352,883
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019#	444,000	498,874
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042#	359,000	379,605
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023#	698,000	688,067
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	295,724
Georgia Power Co. Senior Notes 3.00% due 04/15/2016#	112,000	118,703

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	$181,000	$202,795
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	367,000	387,937

		3,289,966

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 4.00% due 12/15/2032	199,000	192,082

Finance - Consumer Loans — 0.2%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021#	186,000	220,519
SLM Corp. Senior Notes 5.50% due 01/25/2023	301,000	283,490

		504,009

Finance - Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	228,000	237,934
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	22,250
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	87,000	17
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	112,000	22
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	205,000	219,887

		480,110

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	150,000	151,113
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	238,000	237,832
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	216,000	220,320

		609,265

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	192,000	241,741

Insurance - Life/Health — 0.7%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	209,269
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	467,000	462,655
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,318

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	$313,000	$313,777
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	207,000	224,232
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	283,000	298,565

		1,625,816

Insurance - Multi-line — 0.3%
Loews Corp. Senior Notes 2.63% due 05/15/2023	254,000	240,806
Loews Corp. Senior Notes 4.13% due 05/15/2043	263,000	241,827
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	222,000	230,280

		712,913

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	150,000	154,710
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*#	453,000	454,968

		609,678

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021#	56,000	57,145
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	353,553

		410,698

Medical - Biomedical/Gene — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	146,000	161,030

Medical - Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	328,000	329,328

Medical - Generic Drugs — 0.4%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022#	313,000	307,545
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	603,150

		910,695

Medical - HMO — 0.0%
Cigna Corp. Senior Notes 6.15% due 11/15/2036	80,000	95,300

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	200,000	197,726

Security Description	Principal Amount	Value (Note 2)

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021#	$263,000	$252,483

Multimedia — 0.4%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021	350,000	390,556
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028#	298,000	376,280
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	215,764

		982,600

Oil Companies - Exploration & Production — 0.6%
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	468,000	563,626
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	190,000	231,392
Apache Corp. Senior Bonds 4.75% due 04/15/2043	190,000	189,568
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	353,000	396,816

		1,381,402

Oil Companies - Integrated — 0.3%
Hess Corp. Senior Notes 5.60% due 02/15/2041#	173,000	183,768
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	201,269
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	228,000	213,888

		598,925

Paper & Related Products — 0.3%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	661,381

Pipelines — 0.5%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042#	271,000	256,777
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021#	50,000	55,569
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	538,000	605,821
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044#	129,000	128,297

		1,046,464

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	$160,000	$170,384

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	160,412	182,826
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	156,053	181,633

		364,459

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	340,000	361,016
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	494,000	586,950
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	225,000	268,945
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	145,000	149,403

		1,366,314

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	225,000	226,040
President and Fellows of Harvard College Senior Notes 3.62% due 10/01/2037	113,000	107,170
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	183,840

		517,050

Security Services — 0.2%
ADT Corp. Senior Notes 2.25% due 07/15/2017	282,000	282,261
ADT Corp. Senior Notes 4.88% due 07/15/2042	209,000	192,003

		474,264

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	441,181
MassMutual Global Funding II Senior Notes 2.50% due 10/17/2022*	162,000	154,020

		595,201

Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	130,000	156,524
Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	270,870

		427,394

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*#	$140,000	$129,876
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	237,000	288,733
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	200,000	230,240
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	63,000	75,993

		724,842

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.38% due 07/30/2018	100,000	100,420
GATX Corp. Senior Notes 3.90% due 03/30/2023#	225,000	226,083

		326,503

Transport - Rail — 0.2%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	95,000	92,430
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	21,000	24,627
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	230,883

		347,940

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	9,930	10,661

Total U.S. Corporate Bonds & Notes
(cost $37,369,724)		37,616,607

FOREIGN CORPORATE BONDS & NOTES — 4.8%
Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*#	263,000	262,032

Banks - Commercial — 1.4%
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	760,000	758,702
Bank of Montreal Senior Notes 1.45% due 04/09/2018#	323,000	318,575
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	128,000	143,361
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018#	258,000	256,278
ING Bank NV Notes 2.00% due 09/25/2015*	572,000	580,403
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015#	503,000	511,917

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	$650,000	$641,570

		3,210,806

Banks - Money Center — 0.1%
Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	350,000	338,993

Beverages - Non-alcoholic — 0.1%
Fomento Economico Mexicano SAB de CV Senior Notes 4.38% due 05/10/2043#	188,000	169,477

Diversified Banking Institutions — 0.3%
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028#	556,000	536,218
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015#	218,000	223,917

		760,135

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	403,851

Diversified Manufacturing Operations — 0.1%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	182,000	182,667

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	217,000	220,668

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*#	377,000	352,878

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*#	404,000	407,573

Oil & Gas Drilling — 0.4%
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020#	313,000	363,380
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	337,000	383,686
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	157,000	189,707

		936,773

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	157,000	206,987
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043*	414,000	373,635

		580,622

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016#	$350,000	$362,119
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	292,000	278,252
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	435,000	458,427
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	173,000	169,540
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024#	365,000	348,627
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	264,000	247,503

		1,864,468

Petrochemicals — 0.2%
Mexichem SAB de CV Senior Notes 6.75% due 09/19/2042*	427,000	466,497

Retail - Misc./Diversified — 0.1%
Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	291,000	291,103

Specified Purpose Acquisitions — 0.1%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	189,000	183,483

Telephone - Integrated — 0.2%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	108,000	116,808
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	386,000	387,839

		504,647

Total Foreign Corporate Bonds & Notes
(cost $11,254,679)		11,136,673

FOREIGN GOVERNMENT AGENCIES — 0.7%
Regional Authority — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	301,150
Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	285,029

		586,179

Sovereign — 0.5%
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	225,000	250,313
Government of Canada Senior Notes 0.88% due 02/14/2017#	308,000	308,986
United Mexican States Senior Notes 4.75% due 03/08/2044	577,000	572,672

		1,131,971

Total Foreign Government Agencies
(cost $1,760,555)		1,718,150

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$241,000	$248,447
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	235,446
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	326,893

Total Municipal Bonds & Notes
(cost $789,612)		810,786

U.S. GOVERNMENT AGENCIES — 35.8%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	324,042

Federal Home Loan Mtg. Corp. — 10.8%
1.00% due 07/30/2014#	1,000,000	1,009,181
2.50% due 01/01/2028	516,047	526,817
3.00% due 08/01/2027	1,032,363	1,078,706
3.00% due 10/01/2042	909,414	912,311
3.00% due 11/01/2042	1,554,056	1,557,580
3.00% due 02/01/2043	495,886	497,021
3.00% due 04/01/2043	998,430	1,001,299
3.50% due 11/01/2041	1,371,331	1,417,696
3.50% due 02/01/2042	1,094,965	1,131,986
3.50% due 03/01/2042	375,156	388,895
3.50% due 04/01/2042	2,014,618	2,082,733
3.50% due 06/01/2042	2,779,719	2,880,391
3.50% due 08/01/2042	480,897	500,312
4.00% due 09/01/2040	214,177	225,248
4.50% due 01/01/2039	73,337	77,786
4.50% due 06/01/2040	1,479,646	1,614,712
4.50% due 06/01/2041	1,715,655	1,824,280
5.00% due 10/01/2033	4,793	5,158
5.00% due 03/01/2038	216,161	231,087
5.00% due 07/01/2038	482,152	515,445
5.00% due 06/01/2039	1,017,578	1,117,415
5.00% due 07/01/2040	1,193,621	1,287,230
5.50% due 11/01/2018	108,583	117,111
5.50% due 02/01/2035	370,345	400,784
5.50% due 07/01/2036	376,489	406,280
5.50% due 09/01/2037	17,285	18,591
5.50% due 10/01/2037	18,501	19,898
5.50% due 01/01/2038	214,280	231,236
5.50% due 04/01/2038	116,100	124,870
5.50% due 06/01/2041	130,872	141,227
6.00% due 10/01/2033	266,182	292,185
6.00% due 03/01/2040	3,508	3,817
6.50% due 02/01/2035	19,453	22,085
6.50% due 01/01/2036	25,576	27,768
6.50% due 03/01/2036	97,234	109,985
6.75% due 09/15/2029#	500,000	724,432
6.75% due 03/15/2031	250,000	365,611
7.00% due 11/01/2016	9,583	10,070

		24,899,239

Federal National Mtg. Assoc. — 24.8%
2.50% due 03/01/2028	989,368	1,011,331
3.00% due 10/01/2027	237,609	247,592
3.00% due 12/01/2027	1,948,652	2,030,519
3.00% due 01/01/2028	1,953,539	2,035,612
3.00% due 03/01/2042	513,856	516,580

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due 06/01/2042	$452,157	$454,554
3.00% due 12/01/2042	1,897,787	1,907,847
3.00% due 02/01/2043	1,982,733	1,974,578
3.50% due 08/01/2027	414,128	437,548
3.50% due 10/01/2041	1,057,759	1,097,909
3.50% due 12/01/2041	904,168	940,466
3.50% due 05/01/2042	773,646	801,802
3.50% due 06/01/2042	594,392	616,025
3.50% due 07/01/2042	1,207,857	1,248,504
3.50% due 08/01/2042	788,398	806,744
3.50% due 09/01/2042	1,957,227	2,028,460
4.00% due 08/01/2026	1,842,649	1,956,718
4.00% due 07/01/2040	276,200	296,726
4.00% due 08/01/2040	60,471	63,774
4.00% due 09/01/2040	658,393	694,362
4.00% due 10/01/2040	281,141	296,500
4.00% due 12/01/2040	2,322,520	2,473,349
4.00% due 03/01/2041	395,670	417,285
4.00% due 10/01/2041	2,178,304	2,299,346
4.00% due 11/01/2041	2,493,761	2,632,332
4.00% due 01/01/2042	201,693	214,590
4.38% due 07/17/2013	2,000,000	2,010,344
4.50% due 11/01/2022	443,720	474,048
4.50% due 10/01/2024	850,450	907,117
4.50% due 01/01/2039	140,171	149,811
4.50% due 08/01/2040	882,148	943,916
4.50% due 09/01/2040	2,175,837	2,328,189
4.50% due 11/01/2040	547,645	585,992
4.50% due 12/01/2040	1,049,630	1,123,125
4.50% due 05/01/2041	2,077,415	2,224,174
5.00% due 03/15/2016#	1,140,000	1,280,362
5.00% due 05/11/2017	500,000	579,030
5.00% due 10/01/2033	12,890	13,991
5.00% due 03/01/2034	170,997	185,397
5.00% due 02/01/2036	60,426	65,576
5.00% due 05/01/2039	1,664,962	1,844,716
5.00% due 05/01/2040	303,671	330,098
5.00% due 07/01/2040	800,657	875,588
5.50% due 12/01/2029	297,676	322,904
5.50% due 04/01/2033	199,186	218,121
5.50% due 12/01/2033	193,347	211,426
5.50% due 05/01/2034	193,002	211,049
5.50% due 07/01/2037	1,838,918	1,992,474
5.50% due 06/01/2038	137,855	150,258
6.00% due 03/01/2016	498	527
6.00% due 12/01/2016	12,463	13,169
6.00% due 11/01/2017	34,370	36,772
6.00% due 12/01/2020	95,178	100,573
6.00% due 12/01/2033	160,165	179,127
6.00% due 12/01/2036	2,011,543	2,194,376
6.00% due 05/01/2038	428,549	466,901
6.00% due 11/01/2038	560,870	611,147
6.00% due 10/01/2039	2,894,000	3,149,807
6.00% due 06/01/2040	464,403	506,033
6.50% due 03/01/2017	20,885	22,511
6.50% due 08/01/2031	13,964	15,836
6.50% due 07/01/2032	101,795	115,547
6.50% due 07/01/2036	67,895	75,669
6.50% due 09/01/2037	220,073	247,125
6.50% due 10/01/2037	350,059	403,003
6.50% due 10/01/2038	119,817	134,051
6.50% due 02/01/2039	101,648	113,724
7.50% due 08/01/2015	133	139

		56,914,796

Government National Mtg. Assoc. — 0.1%
6.00% due 04/15/2029	14,300	16,203
6.50% due 07/15/2032	43,635	49,179

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/2032	$65,867	$74,419

		139,801

Total U.S. Government Agencies
(cost $82,022,711)		82,277,878

U.S. GOVERNMENT TREASURIES — 29.3%
United States Treasury Bonds — 3.4%
2.75% due 08/15/2042	177,000	158,636
2.75% due 11/15/2042#	772,000	691,060
3.13% due 11/15/2041	809,000	786,500
3.13% due 02/15/2042	408,000	396,334
3.13% due 02/15/2043	606,000	586,684
3.88% due 08/15/2040	54,000	60,429
4.25% due 05/15/2039	267,000	317,730
4.38% due 02/15/2038	483,000	585,185
4.38% due 11/15/2039	934,000	1,132,766
4.50% due 05/15/2038	120,000	148,144
4.50% due 08/15/2039	972,000	1,202,850
4.75% due 02/15/2037#	587,000	749,250
4.75% due 02/15/2041#	129,000	165,846
5.00% due 05/15/2037	159,000	209,930
5.25% due 11/15/2028	404,000	530,881
8.13% due 08/15/2019	92,000	129,555

		7,851,780

United States Treasury Notes — 25.9%
0.38% due 04/15/2015	540,000	540,738
0.38% due 11/15/2015	9,000	8,994
0.50% due 07/31/2017	3,099,000	3,053,968
0.63% due 05/31/2017	454,000	450,773
0.63% due 08/31/2017	2,761,000	2,732,311
0.63% due 04/30/2018	319,000	312,745
0.75% due 06/15/2014#	3,210,000	3,229,186
0.75% due 10/31/2017	99,000	98,273
0.75% due 12/31/2017#	234,000	231,733
0.75% due 02/28/2018	401,000	396,395
0.88% due 02/28/2017	2,600,000	2,613,811
0.88% due 01/31/2018	231,000	229,845
1.00% due 10/31/2016	1,369,000	1,385,577
1.00% due 03/31/2017	7,312,000	7,378,261
1.25% due 09/30/2015#	8,000	8,163
1.25% due 10/31/2015	2,222,000	2,267,655
1.38% due 11/30/2015	53,000	54,267
1.38% due 02/28/2019	3,900,000	3,929,554
1.50% due 12/31/2013	475,000	478,785
1.50% due 06/30/2016	128,000	131,710
1.63% due 08/15/2022	1,000	965
1.63% due 11/15/2022#	5,603,000	5,378,443
1.75% due 07/31/2015	95,000	97,872
1.75% due 05/15/2022	3,640,000	3,567,200
1.75% due 05/15/2023	238,000	229,298
2.00% due 02/15/2022	3,444,000	3,460,951
2.13% due 12/31/2015	150,000	156,551
2.38% due 08/31/2014	5,260,000	5,402,388
2.50% due 04/30/2015	1,500,000	1,562,579
2.75% due 12/31/2017	1,511,000	1,633,415
3.13% due 05/15/2019	11,000	12,175
3.63% due 08/15/2019	52,000	59,134
3.88% due 05/15/2018	5,459,000	6,212,599
4.00% due 08/15/2018#	1,403,000	1,611,696
4.25% due 08/15/2015	538,000	583,898

		59,501,908

Total U.S. Government Treasuries
(cost $65,973,833)		67,353,688

Security Description	Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.2%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	$7,250	$175,087

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	78,000	16

Telecom Services — 0.1%
Qwest Corp. 6.13%	14,875	374,106

Total Preferred Stock
(cost $553,081)		549,209

Total Long - Term Investment Securities
(cost $220,346,794)		222,309,081

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investments Companies — 3.3%
State Street Navigator Securites Lending Prime Porfolio(5)	7,563,149	7,563,149

Time Deposits — 3.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$8,552,000	8,552,000

Total Short-Term Investment Securities
(cost$16,115,149)		16,115,149

TOTAL INVESTMENTS
(cost $236,461,943)(6)	103.7%	238,424,230
Liabilities in excess of other assets	(3.7)	(8,405,960)

NET ASSETS	100.0%	$230,018,270

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $12,260,039 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $55 representing 0.0% of net assets.
(5)	At May 31, 2013, the Fund had loaned securities with a total value of $7,495,198.

This was secured by collateral of $7,563,149, which was received in cash and subsequently invested in short-term investments currently valued at $7,563,149 as reported in the portfolio of investments. Additional collateral of $122,857 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
Government National Mtg. Assoc.	2.30% to 8.00%	03/20/2025 to 05/20/2043	$122,857

(6)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$20,846,090	$—	$20,846,090
U.S. Corporate Bonds & Notes	—	37,616,607	—	37,616,607
Foreign Corporate Bonds & Notes	—	11,136,673	—	11,136,673
Foreign Government Agencies	—	1,718,150	—	1,718,150
Municipal Bonds & Notes	—	810,786	—	810,786
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	24,899,239	—	24,899,239
Federal National Mtg. Assoc.	—	56,914,796	—	56,914,796
Other U.S. Government Agencies*	—	463,843	—	463,843
U.S. Government Treasuries:
United States Treasury Bonds	—	7,851,780	—	7,851,780
United States Treasury Notes	—	59,501,908	—	59,501,908
Preferred Stock:
Finance - Investment Banker/Broker	—	16	—	16
Other Industries*	549,193	—	—	549,193
Short-Term Investment Securities:
Registered Investment Companies	7,563,149	—	—	7,563,149
Time Deposits	—	8,552,000	—	8,552,000

Total	$8,112,342	$230,311,888	$—	$238,424,230

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	10.6%
Medical — Drugs	8.8
Oil Companies — Integrated	7.6
Registered Investment Companies	4.7
Banks — Super Regional	4.3
Diversified Manufacturing Operations	3.9
Multimedia	2.9
Oil Refining & Marketing	2.9
Cable/Satellite TV	2.8
Web Portals/ISP	2.6
Applications Software	2.2
Insurance — Multi-line	2.2
Insurance — Property/Casualty	2.2
Finance — Credit Card	2.1
Commercial Services — Finance	2.1
Aerospace/Defense	2.0
Repurchase Agreements	2.0
Retail — Drug Store	1.9
Enterprise Software/Service	1.7
Medical — Biomedical/Gene	1.6
Airlines	1.5
Medical Instruments	1.5
Computers	1.4
Insurance — Life/Health	1.3
Auto/Truck Parts & Equipment — Original	1.3
Engineering/R&D Services	1.3
Retail — Apparel/Shoe	1.2
Paper & Related Products	1.2
Semiconductor Equipment	1.2
Computers — Memory Devices	1.1
Computers — Integrated Systems	1.1
Electronic Measurement Instruments	1.1
Retail — Building Products	1.1
Retail — Regional Department Stores	0.9
Retail — Discount	0.9
Medical — Wholesale Drug Distribution	0.8
Networking Products	0.8
Containers — Paper/Plastic	0.7
Chemicals — Diversified	0.7
Oil — Field Services	0.7
Computer Services	0.7
Electronic Security Devices	0.7
Medical Products	0.6
Athletic Footwear	0.6
Auto — Cars/Light Trucks	0.6
Food — Retail	0.5
Entertainment Software	0.5
Engines — Internal Combustion	0.5
Electronic Parts Distribution	0.4
Instruments — Controls	0.4
Batteries/Battery Systems	0.4
Internet Security	0.4
Finance — Other Services	0.4
Consumer Products — Misc.	0.4
Tobacco	0.3
Food — Misc./Diversified	0.3
Telecom Equipment — Fiber Optics	0.3
Banks — Commercial	0.3
Electric — Integrated	0.3
Oil Companies — Exploration & Production	0.3
Home Decoration Products	0.2
Chemicals — Specialty	0.2
Electronic Components — Misc.	0.2
Retail — Major Department Stores	0.2
Electric — Generation	0.2
Advertising Agencies	0.2
Banks — Fiduciary	0.2
Insurance — Reinsurance	0.2
Gas — Distribution	0.1

Real Estate Management/Services	0.1
Oil & Gas Drilling	0.1
Tools — Hand Held	0.1
Electronic Components — Semiconductors	0.1
Consulting Services	0.1

104.0%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	25,150	$357,633
Omnicom Group, Inc.#	2,900	180,177

		537,810

Aerospace/Defense — 2.0%
Boeing Co.	17,800	1,762,556
Northrop Grumman Corp.	12,000	988,680
Raytheon Co.	33,180	2,211,115

		4,962,351

Airlines — 1.5%
Delta Air Lines, Inc.†	9,635	173,526
United Continental Holdings, Inc.†#	108,782	3,531,064

		3,704,590

Applications Software — 2.2%
Microsoft Corp.	156,035	5,442,501

Athletic Footwear — 0.6%
NIKE, Inc., Class B	23,673	1,459,677

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	64,155	1,005,950
General Motors Co.†	10,440	353,812

		1,359,762

Auto/Truck Parts & Equipment - Original — 1.3%
Lear Corp.#	14,500	869,710
TRW Automotive Holdings Corp.†	35,200	2,229,920

		3,099,630

Banks - Commercial — 0.3%
Regions Financial Corp.	71,490	652,704

Banks - Fiduciary — 0.2%
State Street Corp.	5,690	376,564

Banks - Super Regional — 4.3%
Capital One Financial Corp.	21,400	1,303,902
KeyCorp	8,100	87,318
SunTrust Banks, Inc.	60,800	1,951,072
US Bancorp	138,681	4,862,156
Wells Fargo & Co.	55,345	2,244,240

		10,448,688

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.#	9,710	929,344

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	88,100	3,537,215
Comcast Corp., Special Class A	30,515	1,183,982
DIRECTV†	2,900	177,277
Time Warner Cable, Inc.	18,935	1,808,482

		6,706,956

Chemicals - Diversified — 0.7%
LyondellBasell Industries NV, Class A	7,400	493,210
PPG Industries, Inc.	8,150	1,251,921

		1,745,131

Chemicals - Specialty — 0.2%
Cabot Corp.	14,212	581,839

Commercial Services - Finance — 2.1%
Mastercard, Inc., Class A	7,540	4,299,685
Western Union Co.#	47,490	777,886

		5,077,571

Security Description	Shares	Value (Note 2)

Computer Services — 0.7%
International Business Machines Corp.	7,650	$1,591,353

Computers — 1.4%
Apple, Inc.	7,550	3,395,084

Computers - Integrated Systems — 1.1%
Brocade Communications Systems, Inc.†	80,500	437,115
Teradata Corp.†	39,400	2,196,550

		2,633,665

Computers - Memory Devices — 1.1%
EMC Corp.	110,700	2,740,932

Consulting Services — 0.1%
Towers Watson & Co., Class A	1,880	146,039

Consumer Products - Misc. — 0.4%
Kimberly-Clark Corp.	9,100	881,153

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	36,305	1,778,945

Diversified Banking Institutions — 10.6%
Bank of America Corp.	381,200	5,207,192
Citigroup, Inc.	165,903	8,625,297
Goldman Sachs Group, Inc.	16,189	2,623,913
JPMorgan Chase & Co.	164,444	8,976,998
Morgan Stanley	9,200	238,280

		25,671,680

Diversified Manufacturing Operations — 3.9%
3M Co.	39,150	4,317,070
General Electric Co.	133,450	3,112,054
Ingersoll-Rand PLC	36,500	2,099,845

		9,528,969

Electric - Generation — 0.2%
AES Corp.	44,400	541,680

Electric - Integrated — 0.3%
Dominion Resources, Inc.	625	35,344
Great Plains Energy, Inc.	700	15,799
NV Energy, Inc.	11,050	259,012
PPL Corp.	2,400	71,280
Public Service Enterprise Group, Inc.	7,950	262,668

		644,103

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	4,290	149,850
TE Connectivity, Ltd.	9,300	412,827

		562,677

Electronic Components - Semiconductors — 0.1%
Broadcom Corp., Class A	5,500	197,505

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	57,660	2,620,647

Electronic Parts Distribution — 0.4%
Avnet, Inc.†	28,900	987,224

Electronic Security Devices — 0.7%
Tyco International, Ltd.	46,635	1,576,729

Engineering/R&D Services — 1.3%
Fluor Corp.	18,500	1,169,385
Jacobs Engineering Group, Inc.†	1,875	106,894
KBR, Inc.	48,900	1,765,290

		3,041,569

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engines - Internal Combustion — 0.5%
Cummins, Inc.	10,150	$1,214,245

Enterprise Software/Service — 1.7%
CA, Inc.	18,975	518,207
Oracle Corp.	105,530	3,562,693

		4,080,900

Entertainment Software — 0.5%
Activision Blizzard, Inc.	84,800	1,223,664

Finance - Credit Card — 2.1%
Discover Financial Services	107,100	5,077,611

Finance - Other Services — 0.4%
NASDAQ OMX Group, Inc.	28,575	898,970

Food - Misc./Diversified — 0.3%
Unilever NV	16,890	688,774

Food - Retail — 0.5%
Kroger Co.	37,885	1,275,588

Gas - Distribution — 0.1%
UGI Corp.#	9,250	353,258

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	21,700	586,768

Instruments - Controls — 0.4%
Honeywell International, Inc.	11,945	937,205

Insurance Brokers — 0.0%
Willis Group Holdings PLC#	2,040	79,682

Insurance - Life/Health — 1.3%
Aflac, Inc.	15,780	878,788
Lincoln National Corp.#	29,187	1,040,809
Prudential Financial, Inc.	18,125	1,250,081

		3,169,678

Insurance - Multi-line — 2.2%
ACE, Ltd.	14,955	1,341,164
American Financial Group, Inc.	8,600	417,616
Hartford Financial Services Group, Inc.	58,019	1,777,122
ING US, Inc.†	3,400	97,002
MetLife, Inc.	24,455	1,081,156
XL Group PLC	22,170	696,803

		5,410,863

Insurance - Property/Casualty — 2.2%
Chubb Corp.	22,700	1,977,170
Travelers Cos., Inc.	40,315	3,375,172

		5,352,342

Insurance - Reinsurance — 0.2%
PartnerRe, Ltd.	4,000	362,600

Internet Security — 0.4%
Symantec Corp.†	40,300	902,317

Medical Instruments — 1.5%
Medtronic, Inc.	40,844	2,083,452
St Jude Medical, Inc.	33,400	1,443,882

		3,527,334

Medical Products — 0.6%
Hospira, Inc.†#	5,000	173,400
Zimmer Holdings, Inc.#	16,700	1,311,117

		1,484,517

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 1.6%
Amgen, Inc.	15,600	$1,568,268
Biogen Idec, Inc.†	4,200	997,458
Celgene Corp.†	7,900	976,835
Gilead Sciences, Inc.†	7,700	419,496

		3,962,057

Medical - Drugs — 8.8%
Abbott Laboratories	34,150	1,252,281
AbbVie, Inc.	34,150	1,457,863
AstraZeneca PLC ADR	7,100	363,875
Eli Lilly & Co.	27,400	1,456,584
Johnson & Johnson	30,075	2,531,713
Merck & Co., Inc.	136,574	6,378,006
Pfizer, Inc.	273,622	7,450,727
Quintiles Transnational Holdings, Inc.†	2,100	92,484
Zoetis, Inc.#	7,000	224,000

		21,207,533

Medical - Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR	2,200	84,040

Medical - Wholesale Drug Distribution — 0.8%
McKesson Corp.	16,900	1,924,234

Multimedia — 2.9%
News Corp., Class A	132,355	4,249,919
Time Warner, Inc.	15,761	919,969
Viacom, Inc., Class B	29,020	1,912,128

		7,082,016

Networking Products — 0.8%
Cisco Systems, Inc.	78,500	1,890,280

Oil & Gas Drilling — 0.1%
Noble Corp.	4,835	187,356
Transocean, Ltd.	850	42,696

		230,052

Oil Companies - Exploration & Production — 0.3%
Apache Corp.	1,850	151,941
Occidental Petroleum Corp.	5,050	464,953

		616,894

Oil Companies - Integrated — 7.6%
Chevron Corp.	29,250	3,590,438
Exxon Mobil Corp.	63,320	5,728,560
Hess Corp.	4,645	313,119
Marathon Oil Corp.	121,454	4,176,803
Phillips 66	2,500	166,425
Royal Dutch Shell PLC ADR, Class A	9,700	643,789
Suncor Energy, Inc.	97,780	2,963,712
Total SA ADR	16,200	807,570

		18,390,416

Oil Refining & Marketing — 2.9%
Marathon Petroleum Corp.	44,721	3,689,483
PBF Energy, Inc.#	40,031	1,167,704
Tesoro Corp.	17,389	1,072,032
Valero Energy Corp.	26,100	1,060,443

		6,989,662

Oil - Field Services — 0.7%
Halliburton Co.	12,845	537,563
Oceaneering International, Inc.	15,700	1,137,936

		1,675,499

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Paper & Related Products — 1.2%
Domtar Corp.#	12,800	$927,616
International Paper Co.	43,300	1,998,295

		2,925,911

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	2,700	247,941

Retail - Apparel/Shoe — 1.2%
Ross Stores, Inc.	45,800	2,944,940

Retail - Building Products — 1.1%
Lowe’s Cos., Inc.	61,300	2,581,343

Retail - Discount — 0.9%
Target Corp.	4,600	319,700
Wal-Mart Stores, Inc.	23,800	1,781,192

		2,100,892

Retail - Drug Store — 1.9%
CVS Caremark Corp.	78,100	4,496,998
Walgreen Co.	4,635	221,368

		4,718,366

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.	9,500	558,790

Retail - Misc./Diversified — 0.0%
CST Brands, Inc.†#	2,755	83,724

Retail - Regional Department Stores — 0.9%
Dillard’s, Inc., Class A	18,100	1,670,087
Kohl’s Corp.#	8,900	457,549

		2,127,636

Security Services — 0.0%
ADT Corp.	2,937	119,213

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	126,080	1,916,416
Teradyne, Inc.†#	52,700	945,438

		2,861,854

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	43,960	675,665

Television — 0.0%
CBS Corp., Class B	1,700	84,150

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 0.3%
Philip Morris International, Inc.	8,650	$786,372

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.#	2,610	206,764

Toys — 0.0%
Hasbro, Inc.	650	28,912

Web Portals/ISP — 2.6%
Google, Inc., Class A†	7,290	6,345,289

Total Long-Term Investment Securities
(cost $190,017,018)		235,701,833

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investments Companies — 4.7%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $11,393,011)	11,393,011	11,393,011

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/13 in the amount of $4,911,004 and collateralized by $4,760,000 of United State Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $5,015,850 (cost $4,911,000)	$4,911,000	4,911,000

TOTAL INVESTMENTS
(cost $206,321,029)(2)	104.0%	252,005,844
Liabilities in excess of other assets	(4.0)	(9,638,607)

NET ASSETS	100.0%	$242,367,237

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $11,033,027. This was secured by collateral of $11,393,011, which was received in cash and subsequently invested in short-term investments currently valued at $11,393,011 as reported in the portfolio of investments.

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$25,671,680	$—	$—	$25,671,680
Medical - Drugs	21,207,533	—	—	21,207,533
Oil Companies - Integrated	18,390,416	—	—	18,390,416
Other Industries*	170,432,204	—	—	170,432,204
Short-Term Investment Securities:
Registered Investment Companies	11,393,011	—	—	11,393,011
Repurchase Agreement	—	4,911,000	—	4,911,000

Total	$247,094,844	$4,911,000	$—	$252,005,844

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Medical — Drugs	10.0%
Oil Companies — Integrated	6.2
Tobacco	5.5
Aerospace/Defense	5.3
Banks — Super Regional	4.3
Telephone — Integrated	4.1
Food — Misc./Diversified	3.9
Computers	3.2
Commercial Services — Finance	3.2
Electric — Integrated	3.0
Diversified Banking Institutions	2.9
Chemicals — Diversified	2.7
Retail — Restaurants	2.1
Diversified Manufacturing Operations	2.1
Aerospace/Defense — Equipment	2.1
Electronic Components — Semiconductors	1.8
Pipelines	1.6
Retail — Building Products	1.5
Insurance — Property/Casualty	1.5
Retail — Computer Equipment	1.5
Printing — Commercial	1.4
Retail — Office Supplies	1.4
Cable/Satellite TV	1.3
Banks — Commercial	1.3
Computers — Periphery Equipment	1.3
Publishing — Newspapers	1.3
Enterprise Software/Service	1.2
Time Deposits	1.2
Computer Services	1.2
Metal — Copper	1.1
Coatings/Paint	1.1
Machinery — Farming	1.1
Diversified Minerals	1.0
Oil Companies — Exploration & Production	1.0
Applications Software	0.9
Apparel Manufacturers	0.9
Finance — Credit Card	0.8
Beverages — Non-alcoholic	0.8
Cosmetics & Toiletries	0.8
Insurance — Life/Health	0.7
Beverages — Wine/Spirits	0.7
Instruments — Controls	0.7
Transport — Services	0.6
Insurance — Multi-line	0.6
Oil Refining & Marketing	0.6
Transport — Rail	0.6
Consumer Products — Misc.	0.5
Real Estate Investment Trusts	0.5
Industrial Gases	0.4
Toys	0.4
Paper & Related Products	0.4
Water	0.4
Gold Mining	0.4
Retail — Discount	0.4
Multimedia	0.3
Medical Labs & Testing Services	0.3
Oil — Field Services	0.3
Gas — Distribution	0.3
Auto/Truck Parts & Equipment — Original	0.3
Telecom Services	0.2
Industrial Automated/Robotic	0.2
Electric — Transmission	0.2
Containers — Paper/Plastic	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Aerospace/Defense — 5.3%
Lockheed Martin Corp.	63,373	$6,706,764
Northrop Grumman Corp.	130,197	10,726,931
Raytheon Co.	179,894	11,988,136
Rockwell Collins, Inc.	11,525	746,244

		30,168,075

Aerospace/Defense - Equipment — 2.1%
Exelis, Inc.	509,145	6,186,112
United Technologies Corp.	57,870	5,491,863

		11,677,975

Apparel Manufacturers — 0.9%
VF Corp.	27,440	5,045,118

Applications Software — 0.9%
Microsoft Corp.	154,225	5,379,368

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	44,670	1,668,871

Banks - Commercial — 1.3%
Bank of Nova Scotia	58,090	3,308,062
M&T Bank Corp.	8,010	840,249
Toronto-Dominion Bank	40,910	3,314,233

		7,462,544

Banks - Super Regional — 4.3%
Fifth Third Bancorp	206,400	3,756,480
SunTrust Banks, Inc.	139,530	4,477,518
US Bancorp	147,270	5,163,286
Wells Fargo & Co.	271,285	11,000,607

		24,397,891

Beverages - Non-alcoholic — 0.8%
Coca-Cola Co.	109,225	4,367,908

Beverages - Wine/Spirits — 0.7%
Diageo PLC(3)	141,665	4,193,937

Cable/Satellite TV — 1.3%
Comcast Corp., Special Class A	195,955	7,603,054

Chemicals - Diversified — 2.7%
Dow Chemical Co.	56,735	1,955,088
E.I. du Pont de Nemours & Co.	226,502	12,636,547
Olin Corp.	31,100	775,323

		15,366,958

Coal — 0.0%
CONSOL Energy, Inc.	5,400	187,272

Coatings/Paint — 1.1%
Kronos Worldwide, Inc.	360,592	6,097,611

Commercial Services - Finance — 3.2%
Automatic Data Processing, Inc.	14,905	1,024,272
H&R Block, Inc.	321,184	9,401,056
Western Union Co.	462,038	7,568,182

		17,993,510

Computer Services — 1.2%
International Business Machines Corp.	31,910	6,637,918

Computers — 3.2%
Dell, Inc.	606,427	8,095,801
Hewlett-Packard Co.	419,239	10,237,816

		18,333,617

Computers - Periphery Equipment — 1.3%
Lexmark International, Inc., Class A	239,261	7,299,853

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	31,170	$3,018,191

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	9,800	480,200

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	56,765	4,357,281

Diversified Banking Institutions — 2.9%
Citigroup, Inc.	90,140	4,686,379
JPMorgan Chase & Co.	218,085	11,905,260

		16,591,639

Diversified Manufacturing Operations — 2.1%
3M Co.	29,905	3,297,624
General Electric Co.	359,555	8,384,823

		11,682,447

Diversified Minerals — 1.0%
BHP Billiton, Ltd.(3)	171,130	5,576,932

Electric - Integrated — 3.0%
American Electric Power Co., Inc.	35,630	1,632,567
Dominion Resources, Inc.	59,070	3,340,408
Duke Energy Corp.	22,310	1,493,208
Edison International	31,000	1,424,140
NextEra Energy, Inc.	44,220	3,343,916
Northeast Utilities	34,625	1,442,824
PPL Corp.	25,620	760,914
Public Service Enterprise Group, Inc.	67,165	2,219,132
Wisconsin Energy Corp.	35,790	1,460,590

		17,117,699

Electric - Transmission — 0.2%
ITC Holdings Corp.	10,025	867,864

Electronic Components - Semiconductors — 1.8%
Intel Corp.	418,930	10,171,620

Enterprise Software/Service — 1.2%
CA, Inc.	256,858	7,014,792

Finance - Credit Card — 0.8%
American Express Co.	62,800	4,754,588

Food - Misc./Diversified — 3.9%
General Mills, Inc.	64,425	3,033,129
H.J. Heinz Co.	34,310	2,482,672
Kraft Foods Group, Inc.	164,277	9,056,591
Mondelez International, Inc., Class A	114,285	3,366,836
Unilever NV	100,695	4,106,342

		22,045,570

Gas - Distribution — 0.3%
Sempra Energy	21,065	1,712,585

Gold Mining — 0.4%
Newmont Mining Corp.	60,500	2,073,940

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	13,230	1,164,505

Industrial Gases — 0.4%
Praxair, Inc.	21,125	2,415,221

Instruments - Controls — 0.7%
Honeywell International, Inc.	50,905	3,994,006

Insurance - Life/Health — 0.7%
Prudential Financial, Inc.	61,135	4,216,481

Insurance - Multi-line — 0.6%
ACE, Ltd.	39,635	3,554,467

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty — 1.5%
Chubb Corp.	39,695	$3,457,434
Travelers Cos., Inc.	62,830	5,260,128

		8,717,562

Machinery - Farming — 1.1%
Deere & Co.	68,285	5,948,306

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	28,275	1,748,526

Medical - Drugs — 10.0%
Abbott Laboratories	34,015	1,247,330
AbbVie, Inc.	34,015	1,452,101
Bristol-Myers Squibb Co.	303,518	13,964,863
Johnson & Johnson	150,937	12,705,877
Merck & Co., Inc.	274,720	12,829,424
Pfizer, Inc.	524,449	14,280,746

		56,480,341

Metal - Copper — 1.1%
Southern Copper Corp.	198,778	6,191,935

Multimedia — 0.3%
Walt Disney Co.	29,225	1,843,513

Oil Companies - Exploration & Production — 1.0%
ConocoPhillips	29,160	1,788,674
Occidental Petroleum Corp.	40,620	3,739,884

		5,528,558

Oil Companies - Integrated — 6.2%
Chevron Corp.	146,095	17,933,161
Exxon Mobil Corp.	81,530	7,376,019
Marathon Oil Corp.	85,865	2,952,898
Phillips 66	18,850	1,254,845
Royal Dutch Shell PLC, Class A(3)	27,640	917,925
Total SA ADR	91,865	4,579,470

		35,014,318

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	40,360	3,329,700

Oil - Field Services — 0.3%
Schlumberger, Ltd.	23,475	1,714,379

Paper & Related Products — 0.4%
MeadWestvaco Corp.	66,630	2,332,050

Pipelines — 1.6%
Enbridge, Inc.	110,850	4,808,222
Kinder Morgan, Inc.	69,480	2,638,851
Spectra Energy Corp.	48,720	1,489,370

		8,936,443

Printing - Commercial — 1.4%
R.R. Donnelley & Sons Co.	605,800	8,038,966

Publishing - Newspapers — 1.3%
Gannett Co., Inc.	333,433	7,168,809

Real Estate Investment Trusts — 0.5%
American Tower Corp.	17,570	1,367,649
Weyerhaeuser Co.	53,260	1,588,213

		2,955,862

Retail - Building Products — 1.5%
Home Depot, Inc.	111,050	8,735,193

Retail - Computer Equipment — 1.5%
GameStop Corp., Class A	258,087	8,558,165

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Discount — 0.4%
Wal-Mart Stores, Inc.	27,680	$2,071,571

Retail - Office Supplies — 1.4%
Staples, Inc.	511,743	7,676,145

Retail - Restaurants — 2.1%
McDonald’s Corp.	121,974	11,779,029

Telecom Services — 0.2%
BCE, Inc.	26,080	1,165,254

Telephone - Integrated — 4.1%
AT&T, Inc.	294,105	10,290,734
Verizon Communications, Inc.	272,332	13,202,655

		23,493,389

Tobacco — 5.5%
Altria Group, Inc.	237,595	8,577,180
Lorillard, Inc.	218,743	9,283,453
Philip Morris International, Inc.	73,055	6,641,430
Reynolds American, Inc.	137,874	6,633,118

		31,135,181

Toys — 0.4%
Mattel, Inc.	52,135	2,333,041

Transport - Rail — 0.6%
Union Pacific Corp.	20,475	3,165,845

Transport - Services — 0.6%
United Parcel Service, Inc., Class B	42,195	3,624,551

Water — 0.4%
American Water Works Co., Inc.	57,570	2,299,346

Total Long-Term Investment Securities
(cost $440,102,996)		558,677,486

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013 (cost $6,671,000)	$6,671,000	6,671,000

REPURCHASE AGREEMENT — 0.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $237,000)	237,000	237,000

TOTAL INVESTMENTS
(cost $447,010,996)(2)	99.7%	565,585,486
Other assets less liabilities	0.3	1,913,815

NET ASSETS	100.0%	$567,499,301

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $10,688,794 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Aerospace/Defense	$30,168,075	$—	$—	$30,168,075
Beverages - Wine/Spirits	—	4,193,937	—	4,193,937
Diversified Minerals	—	5,576,932	—	5,576,932
Medical - Drugs	56,480,341	—	—	56,480,341
Oil Companies - Integrated	34,096,393	917,925	—	35,014,318
Tobacco	31,135,181	—	—	31,135,181
Other Industries*	396,108,702	—	—	396,108,702
Short-Term Investment Securities:
Time Deposits	—	6,671,000	—	6,671,000
Repurchase Agreement	—	237,000	—	237,000

Total	$547,988,692	$17,596,794	$—	$565,585,486

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $10,688,794 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.4%
Domestic Fixed Income Investment Companies	18.4
United States Treasury Bonds	12.7
International Equity Investment Companies	10.2
Registered Investment Companies	3.3
United States Treasury Notes	3.1
Real Estate Investment Trusts	1.5
International Fixed Income Investment Companies	0.7

99.3%

*	Calculated as a percentage of net assets.

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.2%
Domestic Equity Investment Companies — 49.4%
VALIC Co. I Blue Chip Growth Fund	251,481	$3,568,511
VALIC Co. I Broad Cap Value Income Fund	278,729	3,629,052
VALIC Co. I Dividend Value Fund	183,774	2,135,458
VALIC Co. I Growth Fund	253,511	3,531,405
VALIC Co. I Growth & Income Fund	145,395	2,148,938
VALIC Co. I Large Cap Core Fund	167,903	2,157,554
VALIC Co. I Stock Index Fund	355,468	10,688,915
VALIC Co. I Value Fund	289,887	3,594,601
VALIC Co. II Capital Appreciation Fund	170,770	2,119,252
VALIC Co. II Large Cap Value Fund	150,915	2,159,594
VALIC Co. II Mid Cap Growth Fund	224,739	2,119,288
VALIC Co. II Mid Cap Value Fund	100,475	2,141,128
VALIC Co. II Small Cap Growth Fund	97,765	1,460,614
VALIC Co. II Small Cap Value Fund	91,998	1,442,536

Total Domestic Equity Investment Companies
(cost $40,405,500)		42,896,846

Domestic Fixed Income Investment Companies — 18.4%
VALIC Co. I Capital Conservation Fund	466,207	4,666,730
VALIC Co. I Government Securities Fund	425,077	4,654,592
VALIC Co. I Inflation Protected Fund	113,709	1,312,207
VALIC Co. II Core Bond Fund	365,662	4,011,309
VALIC Co. II High Yield Bond Fund	87,566	679,509
VALIC Co. II Strategic Bond Fund	57,691	670,371

Total Domestic Fixed Income Investment Companies
(cost $16,162,222)		15,994,718

International Equity Investment Companies — 10.2%
VALIC Co. I Emerging Economies Fund	243,355	1,968,745
VALIC Co. I Foreign Value Fund	218,687	2,101,586
VALIC Co. I International Equities Fund	419,807	2,716,150
VALIC Co. I International Growth Fund	166,263	2,055,005

Total International Equity Investment Companies
(cost $8,754,521)		8,841,486

International Fixed Income Investment Companies — 0.7%
VALIC Co. I International Government Bond Fund (cost $673,426)	54,149	656,281

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 1.5%
VALIC Co. I Global Real Estate Fund (cost $1,346,854)	148,897	$1,332,625

Total Affiliated Registered Investment Companies
(cost $67,342,523)		69,721,956

U.S. GOVERNMENT TREASURIES — 15.8%
United States Treasury Bonds — 12.7%
7.63 due 11/15/2022	$7,391,500	11,008,715

United States Treasury Notes — 3.1%
2.00% due 02/15/2023	2,730,000	2,700,994

Total U.S. Government Treasuries
(cost $13,972,140)		13,709,709

Total Long-Term Investment Securities
(cost $81,314,663)		83,431,665

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio (cost $2,851,807)	2,851,807	2,851,807

TOTAL INVESTMENTS
(cost $84,166,470)(1)	99.3%	86,283,472
Other assets less liabilities	0.7	620,333

NET ASSETS —	100.0%	$86,903,805

#	See Note 3
@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.

STIF - Short Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
246	Long	S&P 500 E-Mini Index	June 2013	$20,017,616	$20,036,700	$19,084

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$42,896,846	$—	$—	$42,896,846
Domestic Fixed Income Investment Companies	15,994,718	—	—	15,994,718
International Equity Investment Companies	8,841,486	—	—	8,841,486
International Fixed Income Investment Companies	656,281	—	—	656,281
Real Estate Investment Companies	1,332,625	—	—	1,332,625
U.S. Government Treasuries:
United State Treasury Bonds	—	11,008,715	—	11,008,715
United State Treasury Notes	—	2,700,994	—	2,700,994
Short-Term Investment Securities:
Registered Investment Companies	2,851,807	—	—	2,851,807
Other Financial Instruments:†
Open Futures Contracts - Appreciation	19,084	—	—	19,084

Total	$72,592,847	$13,709,709	$—	$86,302,556

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Banks — Commercial	22.7%
Auto — Cars/Light Trucks	6.3
Cellular Telecom	6.0
Oil Companies — Integrated	5.8
Electronic Components — Semiconductors	5.7
Semiconductor Components — Integrated Circuits	4.5
Oil Companies — Exploration & Production	4.2
Registered Investment Companies	3.4
Electronic Components — Misc.	2.5
Computers	2.3
Casino Hotels	2.2
Food — Misc./Diversified	2.1
Time Deposits	2.1
Diversified Financial Services	1.9
Metal — Diversified	1.8
Brewery	1.7
Finance — Mortgage Loan/Banker	1.6
Real Estate Operations & Development	1.6
Insurance — Multi-line	1.6
Insurance — Property/Casualty	1.5
Food — Retail	1.4
Airlines	1.4
Diversified Operations	1.3
Internet Content — Entertainment	1.3
Computer Services	1.2
Tobacco	1.2
Chemicals — Diversified	1.1
Computers — Periphery Equipment	1.0
Non-Ferrous Metals	0.9
Water	0.8
Oil Refining & Marketing	0.8
Retail — Misc./Diversified	0.7
Gold Mining	0.7
Auto/Truck Parts & Equipment — Original	0.6
Motorcycle/Motor Scooter	0.6
Appliances	0.5
Audio/Video Products	0.5
Applications Software	0.5
Food — Flour & Grain	0.5
Investment Management/Advisor Services	0.4
Building — Residential/Commercial	0.4
Beverages — Wine/Spirits	0.4
Metal — Iron	0.4
Athletic Footwear	0.4
Banks — Super Regional	0.4
Research & Development	0.3
Transport — Rail	0.3
Finance — Commercial	0.3
Retail — Drug Store	0.3
Coal	0.3
Distribution/Wholesale	0.2
Public Thoroughfares	0.2
Building Products — Cement	0.2

103.0%

Country Allocation*

South Korea	15.5%
China	13.5
Taiwan	9.9
Brazil	9.7
Russia	8.1
Hong Kong	7.9
India	7.1
Turkey	6.3
United States	5.5
South Africa	4.6
Poland	3.2
Cayman Islands	3.2
Thailand	2.5
Mexico	1.6
Ireland	0.9
Hungary	0.7
Bermuda	0.7
Panama	0.6
Kazakhstan	0.5
United Kingdom	0.4
Egypt	0.3
Cyprus	0.3

103.0%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 92.2%
Bermuda — 0.7%
Digital China Holdings, Ltd.(1)	1,248,000	$1,727,420
Skyworth Digital Holdings, Ltd.(1)	4,968,000	3,344,991

		5,072,411

Brazil — 4.4%
Arteris SA	158,360	1,541,603
Banco do Brasil SA	718,730	8,523,551
Cia de Saneamento Basico do Estado de Sao Paulo	266,440	3,343,873
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR#	131,050	6,442,418
Even Construtora e Incorporadora SA	440,340	1,706,426
Ez Tec Empreendimentos e Participacoes SA	153,850	2,119,765
M Dias Branco SA	72,890	3,199,360
MRV Engenharia e Participacoes SA	365,470	1,134,735
Porto Seguro SA	208,520	2,567,314

		30,579,045

Cayman Islands — 3.2%
China Shanshui Cement Group, Ltd.(1)	2,511,000	1,321,780
Dongyue Group#(1)	4,110,000	2,040,904
Giant Interactive Group ADR#	288,500	2,440,710
NetEase, Inc. ADR	96,830	6,190,342
TPK Holding Co., Ltd.(1)	397,000	7,833,235
WuXi PharmaTech Cayman, Inc. ADR†	111,930	2,291,207

		22,118,178

China — 13.5%
Air China, Ltd., Class H(1)	3,418,000	2,778,085
Bank of China, Ltd., Class H#(1)	14,673,000	6,897,852
China Construction Bank Corp.#(1)	22,229,000	17,996,258
China Merchants Bank Co., Ltd., Class H#(1)	1,704,500	3,407,466
China Minsheng Banking Corp., Ltd.#(1)	6,078,000	7,341,128
China Petroleum & Chemical Corp., Class H(1)	10,370,000	10,613,343
Dongfeng Motor Group Co., Ltd.#(1)	5,134,000	7,929,994
Great Wall Motor Co., Ltd., Class H#(1)	1,216,000	5,694,038
Guangzhou R&F Properties Co., Ltd.#(1)	1,866,800	3,467,286
Industrial & Commercial Bank of China, Ltd.#(1)	22,799,000	16,005,964
Ping An Insurance Group Co.#(1)	1,147,500	8,418,275
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	942,700	1,841,408
Zijin Mining Group Co., Ltd.#(1)	7,098,000	1,967,473

		94,358,570

Cyprus — 0.3%
Globaltrans Investment PLC GDR	137,480	2,089,696

Egypt — 0.3%
Commercial International Bank Egypt SAE(1)	453,460	2,386,543

Hong Kong — 7.9%
China Mobile, Ltd.(1)	1,537,000	16,017,702
China Mobile, Ltd. ADR	51,780	2,682,204
China Overseas Land & Investment, Ltd.#(1)	1,898,000	5,552,923
CNOOC, Ltd.(1)	6,696,000	11,756,679
Guangdong Investment, Ltd.#(1)	2,362,000	2,066,436
Lenovo Group, Ltd.#(1)	8,354,000	8,485,054
Shougang Fushan Resources Group, Ltd.#(1)	4,374,000	1,751,665
SJM Holdings, Ltd.(1)	2,443,000	6,599,857

		54,912,520

Hungary — 0.7%
OTP Bank PLC(1)	240,590	5,106,881

India — 7.1%
Bajaj Auto, Ltd.(1)	124,200	3,970,025
Canara Bank(1)	283,400	2,077,067
HCL Technologies, Ltd.(1)	242,790	3,201,811

Security Description	Shares	Value (Note 2)

India (continued)
Housing Development Finance Corp.(1)	712,633	$11,343,336
Infosys, Ltd. ADR#	208,440	8,702,370
Oil & Natural Gas Corp., Ltd.(1)	1,281,840	7,364,160
Punjab National Bank, Ltd.(1)	172,400	2,312,383
Rural Electrification Corp., Ltd.(1)	530,170	2,070,449
Tata Motors, Ltd. ADR	313,360	8,595,465

		49,637,066

Ireland — 0.9%
Dragon Oil PLC(1)	629,430	5,959,085

Kazakhstan — 0.5%
KazMunaiGas Exploration Production GDR	217,584	3,383,431

Mexico — 1.6%
Compartamos SAB de CV#	1,889,190	3,045,590
Grupo Financiero Banorte SAB de CV, Class O#	1,304,340	8,338,508

		11,384,098

Panama — 0.6%
Copa Holdings SA, Class A	30,180	3,963,238

Poland — 3.2%
KGHM Polska Miedz SA(1)	145,681	6,473,432
Powszechna Kasa Oszczednosci Bank Polski SA(1)	705,866	7,460,230
Powszechny Zaklad Ubezpieczen SA(1)	61,450	8,551,202

		22,484,864

Russia — 8.1%
Lukoil OAO ADR	202,310	11,845,250
Magnit OJSC GDR	62,400	3,416,400
MMC Norilsk Nickel OJSC ADR	435,133	6,300,726
Mobile Telesystems OJSC ADR	461,800	8,898,886
Rosneft Oil Co. GDR	827,520	5,498,870
Sberbank of Russia ADR†	1,066,111	13,049,199
Tatneft ADR (LSE)(1)	111,966	3,870,785
Tatneft ADR (OTC)†	96,230	3,343,992

		56,224,108

South Africa — 4.6%
AVI, Ltd.(1)	530,820	2,992,588
Clicks Group, Ltd.(1)	502,400	2,968,211
FirstRand, Ltd.(1)	1,938,400	5,673,003
Imperial Holdings, Ltd.(1)	305,270	6,391,948
MTN Group, Ltd.(1)	366,270	6,641,982
Tiger Brands, Ltd.(1)	251,224	7,675,663

		32,343,395

South Korea — 15.5%
BS Financial Group, Inc.(1)	244,480	3,367,723
Grand Korea Leisure Co., Ltd.(1)	102,900	3,340,944
GS Home Shopping, Inc.(1)	10,700	2,336,865
Halla Climate Control Corp.(1)	145,400	4,260,190
Hite Jinro Co., Ltd.(1)	96,890	2,722,994
Hyundai Marine & Fire Insurance Co., Ltd.(1)	83,140	2,388,457
Hyundai Motor Co.(1)	59,141	11,033,847
Kangwon Land, Inc.(1)	180,470	5,542,038
Kia Motors Corp.(1)	168,480	8,759,990
Korea Zinc Co., Ltd.(1)	21,360	6,115,497
KT&G Corp.(1)	122,132	8,574,517
Samsung Electronics Co., Ltd.(1)	26,838	36,193,036
SK Hynix, Inc.†(1)	137,100	3,850,344
SK Telecom Co., Ltd.(1)	21,420	3,957,575
Woori Finance Holdings Co., Ltd.(1)	580,440	6,086,979

		108,530,996

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan — 9.9%
Asustek Computer, Inc.(1)	686,000	$7,526,552
Chicony Electronics Co., Ltd.(1)	1,294,670	3,572,901
Chipbond Technology Corp.(1)	1,536,000	4,098,191
Hon Hai Precision Industry Co., Ltd.(1)	1,490,700	3,792,298
Hon Hai Precision Industry Co., Ltd. GDR(1)	514,436	2,563,644
Lite-On Technology Corp.(1)	2,285,660	3,643,093
Pou Chen Corp.(1)	2,651,000	2,580,111
Radiant Opto-Electronics Corp.(1)	969,880	3,643,101
Realtek Semiconductor Corp.(1)	1,330,140	3,345,668
Taishin Financial Holding Co., Ltd.(1)	7,994,000	3,403,839
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,264,590	23,597,249
Uni-President Enterprises Corp.(1)	3,690,000	7,275,180

		69,041,827

Thailand — 2.5%
Kasikornbank PCL NVDR(1)	754,900	4,832,644
Krung Thai Bank PCL	5,374,300	3,940,857
PTT Global Chemical PCL(1)	2,302,100	5,512,987
Thanachart Capital PCL	2,114,400	3,177,711

		17,464,199

Turkey — 6.3%
Arcelik AS(1)	517,065	3,889,698
Koza Altin Isletmeleri AS(1)	147,350	2,581,872
Tofas Turk Otomobil Fabrikasi AS(1)	350,170	2,622,604
Tupras Turkiye Petrol Rafinerileri AS(1)	201,300	5,379,099
Turk Hava Yollari(1)	624,360	2,887,110
Turkcell Iletisim Hizmetleri AS†(1)	458,900	2,831,566
Turkiye Garanti Bankasi AS(1)	1,666,160	8,551,478
Turkiye Halk Bankasi AS(1)	710,000	7,551,352
Turkiye Is Bankasi, Class C(1)	1,967,390	7,244,328

		43,539,107

United Kingdom — 0.4%
Old Mutual PLC(1)	976,840	3,001,696

Total Common Stock
(cost $598,851,049)		643,580,954

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 5.3%
Brazil — 5.3%
Banco do Estado do Rio Grande do Sul SA, Class B	320,100	$2,512,317
Cia de Bebidas das Americas ADR	322,790	12,288,615
Itau Unibanco Holding SA ADR	920,964	13,851,299
Petroleo Brasileiro SA ADR	304,820	5,681,845
Vale SA ADR	199,360	2,687,373

Total Preferred Stock
(cost $40,491,898)		37,021,449

Total Long-Term Investment Securities
(cost $639,342,947)		680,602,403

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 3.4%
State Street Navigator Securities Lending Prime Portfolio(2)	23,992,280	23,992,280

Time Deposits — 2.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$14,514,000	14,514,000

Total Short-Term Investment Securities
(cost $38,506,280)		38,506,280

TOTAL INVESTMENTS —
(cost $677,849,227)(3)	103.0%	719,108,683
Liabilities in excess of other assets	(3.0)	(20,628,969)

NET ASSETS —	100.0%	$698,479,714

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $478,210,008 representing 68.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2013, the Fund had loaned securities with a total value of $22,241,120. This was secured by $23,992,280, which was received in cash and subsequently invested in short-term investments currently valued at $23,992,280 as reported in the portfolio of investments. Additional collateral of $92,843 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 5.13%	08/15/2013 to 11/15/2042	$92,843

(3)	See Note 5 for cost of Investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$30,579,045	$—	$—	$30,579,045
Cayman Islands	10,922,259	11,195,919	—	22,118,178
China	—	94,358,570	—	94,358,570
Cyprus	2,089,696	—	—	2,089,696
Hong Kong	2,682,204	52,230,316	—	54,912,520
India	17,297,835	32,339,231	—	49,637,066
Kazakhstan	3,383,431	—	—	3,383,431
Mexico	11,384,098	—	—	11,384,098
Panama	3,963,238	—	—	3,963,238
Russia	52,353,323	3,870,785	—	56,224,108
South Korea	—	108,530,996	—	108,530,996
Taiwan	23,597,249	45,444,578	—	69,041,827
Thailand	7,118,568	10,345,631	—	17,464,199
Turkey	—	43,539,107	—	43,539,107
Other Countries*	—	76,354,875	—	76,354,875
Preferred Stock:
Brazil	37,021,449	—	—	37,021,449
Short-Term Investment Securities:
Registered Investment Companies	23,992,280	—		23,992,280
Time Deposits	—	14,514,000	—	14,514,000

Total	$226,384,675	$492,724,008	$—	$719,108,683

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $294,658,716 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	10.5%
Medical — Drugs	7.9
Oil Companies — Integrated	7.5
Insurance — Life/Health	6.3
Time Deposits	6.2
Registered Investment Companies	6.1
Insurance — Multi-line	3.9
Diversified Financial Services	3.7
Food — Retail	3.4
Oil — Field Services	2.9
Oil & Gas Drilling	2.5
Telecom Services	2.4
Telephone — Integrated	2.1
Cellular Telecom	1.7
Electronic Components — Semiconductors	1.7
Import/Export	1.6
Electronic Components — Misc.	1.6
Retail — Building Products	1.5
Steel — Producers	1.3
Human Resources	1.3
Diversified Manufacturing Operations	1.3
Investment Management/Advisor Services	1.3
Auto — Cars/Light Trucks	1.3
Chemicals — Diversified	1.2
Aerospace/Defense	1.2
Distribution/Wholesale	1.2
Oil Companies — Exploration & Production	1.2
Finance — Investment Banker/Broker	1.2
Internet Security	1.0
Airlines	1.0
Toys	1.0
Retail — Major Department Stores	1.0
Chemicals — Other	1.0
Machinery — General Industrial	0.9
Containers — Metal/Glass	0.9
Insurance — Reinsurance	0.9
Wireless Equipment	0.8
Building Products — Cement	0.8
Banks — Commercial	0.8
Computers	0.7
Medical Products	0.7
Chemicals — Specialty	0.7
Coal	0.7
Building & Construction — Misc.	0.7
Energy — Alternate Sources	0.6
Rubber — Tires	0.6
Entertainment Software	0.6
Agricultural Chemicals	0.6
Security Services	0.5
Medical Instruments	0.4
Building & Construction Products — Misc.	0.4
Metal — Iron	0.4
Retail — Drug Store	0.3
Food — Misc./Diversified	0.3
Power Converter/Supply Equipment	0.3
Metal Products — Distribution	0.3
Metal — Diversified	0.3
Medical — Biomedical/Gene	0.3
Food — Wholesale/Distribution	0.2
Apparel Manufacturers	0.1
Semiconductor Components — Integrated Circuits	0.1

105.9%

Country Allocation*

United Kingdom	20.1%
France	14.8
United States	13.4
Switzerland	10.1
Netherlands	8.4
South Korea	7.9
Canada	6.4
Japan	5.5
Germany	3.4
Norway	2.8
China	1.9
Italy	1.7
Cayman Islands	1.6
Spain	1.3
Sweden	1.2
Singapore	1.1
Taiwan	0.8
Ireland	0.8
Hong Kong	0.8
Belgium	0.8
Brazil	0.4
Bermuda	0.3
Denmark	0.3
Australia	0.1

105.9%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.2%
Australia — 0.1%
Billabong International, Ltd. #(1)(5)	2,479,670	$1,079,792

Belgium — 0.8%
KBC Groep NV#(2)	178,834	6,963,130

Bermuda — 0.3%
First Pacific Co., Ltd.(2)	2,330,000	3,064,359

Canada — 6.4%
AGF Management, Ltd., Class B#	199,700	2,193,955
Ensign Energy Services, Inc.	718,600	11,762,375
HudBay Minerals, Inc.	320,700	2,551,989
Potash Corp. of Saskatchewan, Inc.	123,800	5,236,200
Suncor Energy, Inc.#	376,900	11,433,330
Talisman Energy, Inc.#	914,240	10,696,630
Trican Well Service, Ltd.#	1,059,900	14,854,446

		58,728,925

Cayman Islands — 1.6%
Kingboard Chemical Holdings, Ltd.(2)	4,044,500	8,671,037
Trina Solar, Ltd. ADR†#	1,008,740	5,891,041

		14,562,078

China — 1.9%
China Coal Energy Co., Ltd.#(2)	4,110,000	2,674,079
China Shenhua Energy Co., Ltd. (2)	1,083,000	3,502,409
China Telecom Corp., Ltd. (2)	11,947,823	5,603,244
Shanghai Electric Group Co., Ltd.#(2)	7,680,000	2,834,410
Shanghai Pharmaceuticals Holding Co., Ltd.(2)	1,629,700	3,183,349

		17,797,491

Denmark — 0.3%
Vestas Wind Systems A/S†(2)	206,381	3,014,075

France — 14.8%
Alstom SA(2)	153,170	5,770,056
AXA SA(2)	1,002,232	20,186,814
BNP Paribas SA#(2)	420,550	24,513,334
Carrefour SA(2)	382,660	11,144,257
Cie de Saint-Gobain(2)	77,110	3,341,085
Cie Generale des Etablissements Michelin#(2)	65,370	5,678,583
France Telecom SA#(2)	732,465	7,442,493
Ipsen SA#(2)	88,550	3,195,691
Sanofi(2)	166,650	17,525,630
Societe Generale SA#(2)	367,183	14,556,584
Total SA(2)	279,300	13,852,770
Vivendi SA(2)	417,982	8,072,452

		135,279,749

Germany — 3.4%
Deutsche Lufthansa AG†(2)	431,830	9,322,827
Gerresheimer AG(2)	41,380	2,486,913
Kloeckner & Co., SE†(2)	211,880	2,694,598
Muenchener Rueckversicherungs AG(2)	22,940	4,294,289
Siemens AG(2)	112,625	11,970,040

		30,768,667

Hong Kong — 0.8%
China Mobile, Ltd.(2)	701,500	7,310,617

Ireland — 0.8%
CRH PLC(2)	352,760	7,447,925

Italy — 1.7%
UniCredit SpA(2)	2,772,333	15,675,052

Japan — 5.5%
CAPCOM Co., Ltd.#(2)	345,540	5,552,103
ITOCHU Corp.(2)	1,183,400	14,688,841

Security Description	Shares	Value (Note 2)

Japan (continued)
Namco Bandai Holdings, Inc.(2)	571,400	$9,218,185
Toyota Motor Corp.(2)	196,200	11,573,348
Trend Micro, Inc.(2)	309,900	9,442,481

		50,474,958

Netherlands — 8.4%
Aegon NV(2)	2,326,133	15,590,632
Akzo Nobel NV(2)	177,000	11,300,684
Fugro NV CVA(2)	26,600	1,573,460
ING Groep NV CVA†(2)	4,016,304	37,549,980
Koninklijke Philips NV(2)	145,330	4,107,002
Randstad Holding NV(2)	146,720	6,225,331

		76,347,089

Norway — 2.8%
Statoil ASA#(2)	746,520	16,892,557
Telenor ASA#(2)	394,298	8,251,654

		25,144,211

Singapore — 1.1%
Flextronics International, Ltd.†	1,326,280	9,894,049

South Korea — 7.9%
Hana Financial Group, Inc.(2)	407,090	13,610,514
KB Financial Group, Inc.(2)	622,023	20,168,958
KIWOOM Securities Co., Ltd.(2)	89,050	5,029,173
Korea Investment Holdings Co., Ltd.(2)	129,250	5,092,980
POSCO(2)	43,404	12,327,412
Samsung Electronics Co., Ltd.(2)	11,481	15,482,981

		71,712,018

Spain — 1.3%
Telefonica SA†(2)	891,361	12,207,493
Telefonica SA ADR†	859	11,726

		12,219,219

Sweden — 1.2%
Getinge AB, Class B(2)	126,014	3,753,988
Telefonaktiebolaget LM Ericsson, Class B(2)	637,260	7,453,259

		11,207,247

Switzerland — 10.1%
Basilea Pharmaceutica†#(2)	33,210	2,471,666
Credit Suisse Group AG(2)	1,079,625	32,019,815
Lonza Group AG(2)	86,480	6,380,646
Nobel Biocare Holding AG#(2)	556,744	6,734,166
Noble Corp.	268,760	10,414,450
Novartis AG(2)	166,100	11,902,017
Roche Holding AG(2)	72,540	17,949,320
Swiss Re AG(2)	53,270	3,907,742

		91,779,822

Taiwan — 0.8%
Compal Electronics, Inc.(2)	11,335,528	6,927,346
Siliconware Precision Industries Co.(2)	611,800	714,186

		7,641,532

United Kingdom — 20.1%
Aviva PLC(2)	4,085,708	20,440,236
BAE Systems PLC(2)	1,818,520	11,156,352
BP PLC(2)	1,687,372	12,077,918
BP PLC ADR	180	7,724
Carillion PLC#(2)	1,538,340	5,960,337
G4S PLC(2)	1,108,990	4,145,643
GlaxoSmithKline PLC(2)	797,981	20,683,881

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Hays PLC(2)	4,143,480	$5,833,534
Kingfisher PLC(2)	2,660,645	13,923,029
Lloyds Banking Group PLC†(2)	9,879,821	9,066,023
Man Group PLC(2)	5,614,260	9,648,853
Marks & Spencer Group PLC(2)	1,280,880	9,099,077
Premier Foods PLC†#(2)	1,288,897	1,399,622
Rexam PLC(2)	734,643	5,873,272
Royal Dutch Shell PLC, Class A(2)	167,235	5,569,202
Royal Dutch Shell PLC, Class B#(2)	268,205	9,266,101
SIG PLC#(2)	4,032,874	10,772,058
Tesco PLC(2)	3,688,800	20,356,741
Vodafone Group PLC(2)	2,846,087	8,247,838

		183,527,441

United States — 1.1%
Baker Hughes, Inc.	212,450	9,662,226

Total Common Stock
(cost $819,543,042)		851,301,672

PREFERRED STOCK — 0.4%
Brazil — 0.4%
Vale SA ADR (cost $4,523,355)	240,654	3,244,016

Total Long - Term Investment Securities
(cost $824,066,397)		854,545,688

SHORT-TERM INVESTMENT SECURITIES — 12.3%
Registered Investment Companies — 6.1%
State Street Navigator Securities Lending Prime Portfolio(3)	55,811,185	55,811,185

Time Deposits — 6.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$56,593,000	56,593,000

Total Short-Term Investment Securities
(cost $112,404,185)		112,404,185

TOTAL INVESTMENTS
(cost $936,470,582)(4)	105.9%	966,949,873
Liabilities in excess of other assets	(5.9)	(53,924,811)

NET ASSETS —	100.0%	$913,025,062

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $755,611,740 representing 82.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(3)	At May 31, 2013, the Fund had loaned securities with a total value of $57,829,469. This was secured by collateral of $55,811,185, which was received in cash and subsequently invested in short-term investments currently valued at $55,811,185 as reported in the portfolio of investments. Additional collateral of $5,995,640 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.63% to 4.50%	12/31/2015 to 08/15/2040	$5,995,640

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

SE—Societas Europea

(5)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $1,079,792 representing 0.1% of net assets.

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1—Unadjusted Quoted Prices	Level 2—Other Observable Inputs	Level 3—Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Canada	$58,728,925	$—	$—	$58,728,925
Cayman Islands	5,891,041	8,671,037		14,562,078
France	—	135,279,749	—	135,279,749
Japan	—	50,474,958	—	50,474,958
Netherlands	—	76,347,089	—	76,347,089
Singapore	9,894,049	—	—	9,894,049
South Korea	—	71,712,018	—	71,712,018
Spain	11,726	12,207,493	—	12,219,219
Switzerland	10,414,450	81,365,372	—	91,779,822
United Kingdom	7,724	183,519,717	—	183,527,441
United States	9,662,226	—	—	9,662,226
Other Countries*	—	137,114,098	—	137,114,098
Preferred Stock	3,244,016	—	—	3,244,016
Short-Term Investment Securities:
Registered Investment Companies	55,811,185	—	—	55,811,185
Time Deposits	—	56,593,000	—	56,593,000

Total	$153,665,342	$813,284,531	$—	$966,949,873

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $673,010,725 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	70.9%
Real Estate Operations & Development	14.5
Real Estate Management/Services	8.3
Time Deposits	2.7
Brewery	2.4
Public Thoroughfares	0.8
Casino Hotels	0.6

100.2%

Country Allocation*

United States	42.6%
Japan	13.4
Australia	8.1
Hong Kong	7.6
United Kingdom	6.1
France	4.5
Canada	4.4
Singapore	3.4
Bermuda	2.5
Cayman Islands	2.0
Switzerland	1.4
Germany	1.3
Sweden	1.1
Malaysia	1.0
Finland	0.4
Netherlands	0.4

100.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.5%
Australia — 8.1%
BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust Group(3)	1,453,726	2,783,384
Charter Hall Group(3)	208,440	811,373
Commonwealth Property Office Fund(3)	4,533,514	4,757,479
GPT Group(3)	1,269,060	4,690,368
Mirvac Group(3)	1,444,094	2,282,864
Stockland(3)	1,054,089	3,662,571
Westfield Group(3)	674,949	7,390,064
Westfield Retail Trust(3)	1,629,527	4,778,538

		31,156,641

Bermuda — 2.5%
Hong Kong Land Holdings, Ltd.(3)	260,000	1,804,030
Kingway Brewery Holdings, Ltd.†(3)	11,672,000	4,562,888
Shenzhen International Holdings, Ltd.(3)	22,507,500	3,043,369

		9,410,287

Canada — 4.4%
Allied Properties Real Estate Investment Trust	51,576	1,668,540
Boardwalk Real Estate Investment Trust	23,800	1,400,338
Brookfield Office Properties, Inc.	92,900	1,596,796
Calloway Real Estate Investment Trust	74,300	2,014,539
Canadian Apartment Properties REIT	38,197	907,443
Canadian Real Estate Investment Trust	19,100	806,189
Dundee Real Estate Investment Trust	67,498	2,219,442
H&R Real Estate Investment Trust	111,900	2,494,342
RioCan Real Estate Investment Trust	139,500	3,700,265

		16,807,894

Cayman Islands — 2.0%
Shimao Property Holdings, Ltd.(3)	3,613,000	7,789,719

Finland — 0.4%
Citycon Oyj(3)	494,375	1,568,679

France — 4.5%
ICADE(3)	15,845	1,437,512
Klepierre(3)	123,420	5,306,922
Societe Immobiliere de Location pour l’Industrie et le Commerce(3)	72	8,489
Unibail-Rodamco SE(3)	43,945	10,669,297

		17,422,220

Germany — 1.3%
Deutsche Euroshop AG(3)	43,744	1,888,951
Deutsche Wohnen AG(3)	168,151	3,117,088

		5,006,039

Hong Kong — 7.6%
Galaxy Entertainment Group, Ltd.†(3)	428,000	2,228,450
Henderson Land Development Co., Ltd.(3)	998,000	7,028,176
Link REIT(3)	1,436,000	7,382,056
Sun Hung Kai Properties, Ltd.(3)	958,504	12,609,661

		29,248,343

Japan — 13.4%
Advance Residence Investment Corp.(3)	1,266	2,622,831
Mitsubishi Estate Co., Ltd.(3)	507,000	12,449,489
Mitsui Fudosan Co., Ltd.(3)	614,000	16,875,212
Nippon Building Fund, Inc.(3)	260	2,679,570
Nomura Real Estate Holdings, Inc.(3)	161,500	3,583,818
Orix JREIT, Inc.(3)	4,196	4,535,321
Sapporo Holdings, Ltd.(3)	1,289,000	4,572,219
United Urban Investment Corp.(3)	3,252	4,148,911

		51,467,371

Security Description	Shares	Value (Note 2)

Malaysia — 1.0%
UEM Land Holdings, Bhd†(3)	3,406,800	$3,874,546

Netherlands — 0.4%
Corio NV(3)	31,371	1,394,428

Singapore — 3.4%
Cache Logistics Trust(3)	4,562,000	4,602,854
CapitaLand, Ltd.(3)	122,000	332,406
Keppel REIT(3)	4,936,000	5,544,441
Mapletree Industrial Trust(3)	2,187,000	2,409,754

		12,889,455

Sweden — 1.1%
Castellum AB(3)	161,540	2,417,645
Fabege AB(3)	158,703	1,757,770

		4,175,415

Switzerland — 1.4%
PSP Swiss Property AG†(3)	28,573	2,595,491
Swiss Prime Site AG†(3)	39,072	2,939,987

		5,535,478

United Kingdom — 6.1%
British Land Co. PLC(3)	756,479	6,918,069
Capital & Counties Properties PLC(3)	561,940	2,767,242
Derwent London PLC(3)	75,513	2,733,136
Great Portland Estates PLC(3)	302,197	2,533,076
Hammerson PLC(3)	660,283	5,124,220
Land Securities Group PLC(3)	171,200	2,404,725
Unite Group PLC(3)	177,755	972,183

		23,452,651

United States — 39.9%
Acadia Realty Trust	61,156	1,585,164
Alexandria Real Estate Equities, Inc.	6,506	445,661
American Tower Corp.	110,397	8,593,302
Apartment Investment & Management Co., Class A	69,900	2,115,174
AvalonBay Communities, Inc.	62,180	8,248,799
Boston Properties, Inc.	72,705	7,748,899
CBL & Associates Properties, Inc.	69,963	1,608,449
CubeSmart	195,800	3,064,270
DCT Industrial Trust, Inc.	163,095	1,203,641
DDR Corp.	407,615	7,116,958
Duke Realty Corp.	83,468	1,383,065
Equity One, Inc.	51,998	1,213,113
Equity Residential	77,014	4,355,142
Essex Property Trust, Inc.	39,489	6,205,301
Federal Realty Investment Trust	7,278	784,205
General Growth Properties, Inc.	92,694	1,903,008
HCP, Inc.	32,000	1,516,160
Health Care REIT, Inc.	118,657	8,072,236
Healthcare Realty Trust, Inc.	87,917	2,339,471
Healthcare Trust of America, Inc., Class A	45,976	528,264
Host Hotels & Resorts, Inc.	423,983	7,542,658
Hudson Pacific Properties, Inc.	60,000	1,295,400
Kilroy Realty Corp.	25,864	1,368,464
Macerich Co.	109,683	7,119,524
Mid-America Apartment Communities, Inc.	23,100	1,570,107
National Retail Properties, Inc.	33,279	1,193,718
Pebblebrook Hotel Trust	51,821	1,359,783
Piedmont Office Realty Trust, Inc.	170,500	3,237,795
Prologis, Inc.	193,715	7,806,714
Public Storage	33,200	5,039,760
Rayonier, Inc.	57,790	3,201,566
Retail Opportunity Investments Corp.	112,912	1,585,284
RLJ Lodging Trust	17,122	396,546
Senior Housing Properties Trust	140,081	3,621,094

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Simon Property Group, Inc.	91,103	$15,163,183
SL Green Realty Corp.	62,498	5,436,076
UDR, Inc.	183,206	4,464,730
Ventas, Inc.	83,804	5,981,091
Weyerhaeuser Co.	207,590	6,190,334

		153,604,109

Total Long-Term Investment Securities
(cost $330,007,353)		374,803,275

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013 (cost $10,496,000)	$10,496,000	10,496,000

TOTAL INVESTMENTS —
(cost $340,503,353)(4)	100.2%	385,299,275
Liabilities in excess of other assets	(0.2)	(756,304)

NET ASSETS —	100.0%	$384,542,971

†	Non-income producing security
(1)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $204,391,272 representing 53.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$31,156,641	$0	$31,156,641
Canada	16,807,894	—	—	16,807,894
Hong Kong	—	29,248,343	—	29,248,343
Japan	—	51,467,371	—	51,467,371
United Kingdom	—	23,452,651	—	23,452,651
United States	153,604,109	—	—	153,604,109
Other Countries*	—	69,066,266	—	69,066,266
Short-Term Investment Securities:
Time Deposits	—	10,496,000	—	10,496,000

Total	$170,412,003	$214,887,272	$0	$385,299,275

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $157,117,692 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Medical — Drugs	7.1%
Diversified Banking Institutions	6.2
Banks — Commercial	4.0
Oil Companies — Exploration & Production	3.2
Insurance — Multi-line	3.0
Registered Investment Companies	2.9
Medical — Biomedical/Gene	2.7
Computers	2.6
Multimedia	2.6
Telephone — Integrated	2.2
Insurance — Life/Health	2.1
Applications Software	1.9
Auto — Cars/Light Trucks	1.8
Oil — Field Services	1.6
Food — Misc./Diversified	1.6
Cosmetics & Toiletries	1.5
Chemicals — Diversified	1.5
Web Portals/ISP	1.5
Transport — Rail	1.4
Real Estate Investment Trusts	1.4
Cable/Satellite TV	1.4
Commercial Services — Finance	1.4
Medical Products	1.4
Oil Companies — Integrated	1.3
Banks — Super Regional	1.3
Food — Retail	1.3
Containers — Metal/Glass	1.2
Diversified Minerals	1.2
Insurance — Property/Casualty	1.2
Electric Products — Misc.	1.1
Networking Products	1.1
Enterprise Software/Service	1.0
Retail — Building Products	1.0
Retail — Apparel/Shoe	1.0
Food — Confectionery	0.9
E-Commerce/Products	0.9
Medical — HMO	0.9
Computer Services	0.9
Retail — Discount	0.8
E-Commerce/Services	0.8
Oil Refining & Marketing	0.7
Semiconductor Components — Integrated Circuits	0.7
Cellular Telecom	0.7
Electronic Security Devices	0.7
Advertising Agencies	0.7
Building & Construction — Misc.	0.7
Building Products — Cement	0.6
Real Estate Operations & Development	0.6
Medical — Wholesale Drug Distribution	0.6
Data Processing/Management	0.6
Diversified Manufacturing Operations	0.6
Beverages — Non-alcoholic	0.6
Insurance — Reinsurance	0.6
Consumer Products — Misc.	0.6
Gas — Distribution	0.6
Time Deposits	0.5
Auto/Truck Parts & Equipment — Original	0.5
Oil & Gas Drilling	0.5
Finance — Investment Banker/Broker	0.5
Semiconductor Equipment	0.5
Telecom Services	0.4
Retail — Jewelry	0.4
Banks — Fiduciary	0.4
Electric — Integrated	0.4
Industrial Gases	0.4
Broadcast Services/Program	0.4

Electronic Components — Semiconductors	0.4
Transport — Services	0.4
Tools — Hand Held	0.4
Metal Processors & Fabrication	0.4
Soap & Cleaning Preparation	0.4
Building & Construction Products — Misc.	0.4
Building — Residential/Commercial	0.4
Machinery — Construction & Mining	0.3
Retail — Major Department Stores	0.3
Electronic Forms	0.3
Computers — Memory Devices	0.3
Investment Management/Advisor Services	0.3
Steel Pipe & Tube	0.3
Airport Development/Maintenance	0.3
Television	0.3
Medical Labs & Testing Services	0.3
Gold Mining	0.3
Diversified Operations	0.3
Food — Baking	0.3
Chemicals — Specialty	0.3
Building — Heavy Construction	0.3
Electronic Components — Misc.	0.3
Agricultural Chemicals	0.3
Engineering/R&D Services	0.3
Diversified Operations/Commercial Services	0.2
Sugar	0.2
Photo Equipment & Supplies	0.2
Optical Supplies	0.2
Apparel Manufacturers	0.2
Filtration/Separation Products	0.2
Finance — Credit Card	0.2
Industrial Automated/Robotic	0.2
Medical — Generic Drugs	0.2
Metal — Copper	0.1
Coffee	0.1
Athletic Footwear	0.1
Real Estate Management/Services	0.1
Machinery — Farming	0.1
Finance — Other Services	0.1
Retail — Drug Store	0.1
Machinery — Electrical	0.1
Electronic Measurement Instruments	0.1
Vitamins & Nutrition Products	0.1
U.S. Government Treasuries	0.1
Retail — Restaurants	0.1
Distribution/Wholesale	0.1
Audio/Video Products	0.1
Finance — Leasing Companies	0.1
Office Automation & Equipment	0.1
Pipelines	0.1
Silver Mining	0.1
Building Products — Doors & Windows	0.1
Finance — Consumer Loans	0.1
Security Services	0.1
Resorts/Theme Parks	0.1
Textile — Products	0.1
Retail — Convenience Store	0.1
Commercial Services	0.1
Containers — Paper/Plastic	0.1
Auto — Heavy Duty Trucks	0.1
Water	0.1
Recreational Vehicles	0.1
Public Thoroughfares	0.1
Mining Services	0.1
Food — Wholesale/Distribution	0.1

102.3%

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Country Allocation*

United States	51.9%
Japan	8.7
United Kingdom	7.9
France	5.1
Switzerland	5.1
Canada	4.4
Germany	4.2
Australia	3.3
Spain	1.9
Netherlands	1.6
Ireland	1.6
Hong Kong	1.0
Curacao	0.9
Sweden	0.9
Singapore	0.8
Denmark	0.5
Bermuda	0.5
Belgium	0.4
Norway	0.3
Luxembourg	0.3
Austria	0.3
Israel	0.2
Italy	0.2
Cayman Islands	0.1
Jersey	0.1
New Zealand	0.1

102.3%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Australia — 3.3%
AGL Energy, Ltd.(1)	7,555	$103,440
ALS, Ltd.(1)	3,582	34,150
Alumina, Ltd.†(1)	30,759	29,933
Amcor, Ltd.(1)	17,534	164,738
AMP, Ltd.(1)	44,112	216,384
APA Group(1)	10,619	65,205
Asciano, Ltd.(1)	6,228	29,963
ASX, Ltd.(1)	982	34,900
Aurizon Holdings, Ltd.(1)	16,785	68,647
Australia & New Zealand Banking Group, Ltd.(1)	33,937	885,127
BGP Holdings PLC†(2)(3)	60,919	0
BHP Billiton, Ltd.(1)	45,424	1,480,317
Boral, Ltd.(1)	8,746	37,752
Brambles, Ltd.(1)	23,970	208,526
Caltex Australia, Ltd.(1)	3,039	64,762
Coca-Cola Amatil, Ltd.(1)	12,652	155,568
Cochlear, Ltd.(1)	542	33,360
Commonwealth Bank of Australia(1)	19,961	1,264,464
Computershare, Ltd.(1)	6,927	73,552
CSL, Ltd.(1)	6,023	341,441
Dexus Property Group(1)	33,304	34,833
Flight Centre, Ltd.(1)	2,040	76,205
Fortescue Metals Group, Ltd.(1)	22,512	71,323
Goodman Group(1)	19,522	95,195
GPT Group(1)	10,789	39,875
Iluka Resources, Ltd.(1)	5,223	55,225
Incitec Pivot, Ltd.(1)	21,309	58,831
Insurance Australia Group, Ltd.(1)	27,758	149,768
Macquarie Group, Ltd.(1)	4,671	189,032
Mirvac Group(1)	29,861	47,205
National Australia Bank, Ltd.(1)	28,562	786,855
Orica, Ltd.(1)	5,521	117,292
Origin Energy, Ltd.(1)	18,810	239,433
OZ Minerals, Ltd.(1)	1,678	6,351
QBE Insurance Group, Ltd.(1)	14,730	222,667
Ramsay Health Care, Ltd.(1)	1,969	64,942
Santos, Ltd.(1)	13,065	161,493
Sims Metal Management, Ltd.(1)	2,477	22,784
Sonic Healthcare, Ltd.(1)	4,369	58,887
SP AusNet(1)	25,461	29,144
Stockland(1)	26,024	90,424
Suncorp Group, Ltd.(1)	19,377	228,326
Sydney Airport(1)	8,277	28,823
Telstra Corp., Ltd.(1)	63,319	286,410
Transurban Group(1)	17,945	118,452
Westfield Group(1)	32,030	350,699
Westfield Retail Trust(1)	32,015	93,883
Westpac Banking Corp.(1)	37,898	1,017,932
Whitehaven Coal, Ltd.(1)	7,305	15,742

		10,050,260

Austria — 0.3%
OMV AG(1)	18,568	850,609

Belgium — 0.4%
Belgacom SA(1)	7,989	176,741
Colruyt SA(1)	17,149	871,953

		1,048,694

Bermuda — 0.5%
Axis Capital Holdings, Ltd.	13,931	606,834
Brookfield Property Partners LP	361	7,608
Cheung Kong Infrastructure Holdings, Ltd.(1)	18,000	125,246
First Pacific Co., Ltd.(1)	38,000	49,977
Kerry Properties, Ltd.(1)	7,500	30,304
Li & Fung, Ltd.(1)	80,000	111,421

Security Description	Shares	Value (Note 2)

Bermuda (continued)
NWS Holdings, Ltd.(1)	274,000	$480,407
Orient Overseas International, Ltd.(1)	3,000	18,866

		1,430,663

Canada — 4.4%
Agnico-Eagle Mines, Ltd.	3,200	104,017
Agrium, Inc.	2,000	184,924
Alimentation Couche-Tard, Inc., Class B	3,200	179,021
ARC Resources, Ltd.	2,900	80,280
Athabasca Oil Corp.†	1,800	12,744
Bank of Montreal	6,200	367,006
Bank of Nova Scotia	12,800	728,924
Baytex Energy Corp.	1,100	41,761
BCE, Inc.	2,800	125,828
Brookfield Asset Management, Inc., Class A	6,300	222,163
Canadian Imperial Bank of Commerce	3,600	272,062
Canadian National Railway Co.	5,400	547,995
Canadian Natural Resources, Ltd.	14,000	417,265
Canadian Oil Sands, Ltd.	6,000	116,151
Canadian Pacific Railway, Ltd.	2,000	265,908
Canadian Tire Corp., Ltd., Class A	900	72,313
Canadian Utilities, Ltd., Class A	600	44,047
Catamaran Corp.†	2,300	112,831
Cenovus Energy, Inc.	11,100	332,331
Centerra Gold, Inc.	4,300	15,844
Crescent Point Energy Corp.	4,600	166,563
Dollarama, Inc.	500	35,076
Eldorado Gold Corp.	13,700	110,736
Empire Co., Ltd., Class A	2,500	162,045
Encana Corp.	8,900	169,716
First Quantum Minerals, Ltd.	6,789	121,537
Fortis, Inc.	2,200	70,048
Franco-Nevada Corp.	3,900	162,734
George Weston, Ltd.	3,400	273,410
Gildan Activewear, Inc.	1,100	45,517
Great-West Lifeco, Inc.	4,700	131,378
IAMGOLD Corp.	8,700	45,566
Imperial Oil, Ltd.	6,700	261,667
Industrial Alliance Insurance & Financial Services, Inc.	300	11,294
Intact Financial Corp.	600	35,505
Kinross Gold Corp.	20,800	136,426
Loblaw Cos., Ltd.	4,600	220,516
Magna International, Inc.	3,000	200,068
Manulife Financial Corp.	22,900	362,689
MEG Energy Corp.†	1,400	39,674
New Gold, Inc.†	9,600	65,281
Open Text Corp.	300	20,415
Osisko Mining Corp.†	8,400	36,136
Pacific Rubiales Energy Corp.	3,700	78,158
Pan American Silver Corp.	4,100	49,908
Pembina Pipeline Corp.	5,300	165,735
Penn West Petroleum, Ltd.	4,200	42,942
Potash Corp. of Saskatchewan, Inc.	10,500	444,104
Power Corp. of Canada	3,700	103,853
Power Financial Corp.	4,200	126,314
Research In Motion, Ltd.†	5,500	76,658
Rogers Communications, Inc., Class B	4,100	185,869
Royal Bank of Canada	16,200	961,453
Saputo, Inc.	1,800	87,990
Shaw Communications, Inc., Class B	5,200	115,912
Shoppers Drug Mart Corp.	7,200	314,460
Silver Wheaton Corp.	7,400	175,516
Sun Life Financial, Inc.	7,500	219,629
Suncor Energy, Inc.	21,600	655,240
Talisman Energy, Inc.	12,300	143,910

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Canada (continued)
Teck Resources, Ltd., Class B	8,100	$216,339
TELUS Corp.	3,000	104,490
Thomson Reuters Corp.	5,900	196,335
Tim Hortons, Inc.	3,500	186,217
Toronto-Dominion Bank	10,200	826,330
Tourmaline Oil Corp.†	1,300	52,915
Turquoise Hill Resources, Ltd.†	5,100	34,041
Valeant Pharmaceuticals International, Inc.†	3,200	294,428
Vermilion Energy, Inc.	700	35,272
Yamana Gold, Inc.	17,100	201,555

		13,222,985

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.(1)	3,800	45,460
Herbalife, Ltd.#	6,235	290,988

		336,448

Curacao — 0.9%
Schlumberger, Ltd.	38,522	2,813,262

Denmark — 0.5%
Coloplast A/S, Class B(1)	10,791	613,666
Novo Nordisk A/S, Class B(1)	5,797	930,653

		1,544,319

France — 5.1%
Aeroports de Paris(1)	9,458	860,300
AXA SA(1)	60,813	1,224,887
BNP Paribas SA(1)	24,735	1,441,772
Cap Gemini SA(1)	4,375	211,597
Casino Guichard Perrachon SA(1)	7,888	822,708
Credit Agricole SA†(1)	18,022	169,106
Danone SA(1)	17,007	1,249,297
Essilor International SA(1)	5,785	630,460
France Telecom SA(1)	94,939	964,664
Imerys SA(1)	5,752	357,100
L’Oreal SA(1)	7,128	1,194,933
Lafarge SA(1)	14,041	1,003,924
Legrand SA(1)	19,819	969,399
Natixis(1)	190,686	896,848
Renault SA(1)	10,638	820,246
Sanofi(1)	11,667	1,226,952
Societe Generale SA(1)	6,701	265,654
Veolia Environnement SA(1)	12,502	153,650
Vivendi SA(1)	50,408	973,526

		15,437,023

Germany — 3.9%
Allianz SE(1)	10,145	1,567,858
Bayerische Motoren Werke AG(1)	12,218	1,168,083
Beiersdorf AG(1)	8,214	741,973
Brenntag AG(1)	5,266	802,742
Commerzbank AG(1)	22,019	230,665
Deutsche Bank AG(1)	27,723	1,296,665
Deutsche Post AG(1)	42,832	1,080,963
Hochtief AG(1)	3,627	254,058
Lanxess AG(1)	6,528	485,673
Linde AG(1)	6,187	1,187,426
Merck KGaA(1)	6,053	958,009
Muenchener Rueckversicherungs AG(1)	6,091	1,140,214
Suedzucker AG(1)	19,116	649,934

		11,564,263

Hong Kong — 1.0%
BOC Hong Kong Holdings, Ltd.(1)	51,500	170,748
Cathay Pacific Airways, Ltd.(1)	19,000	35,056

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Cheung Kong Holdings, Ltd.(1)	22,000	$307,646
Hang Lung Properties, Ltd.(1)	30,000	104,598
Hang Seng Bank, Ltd.(1)	9,500	152,630
Henderson Land Development Co., Ltd.(1)	14,000	98,592
Hong Kong & China Gas Co., Ltd.(1)	100,000	282,380
Hong Kong Exchanges and Clearing, Ltd.(1)	16,200	271,267
Hysan Development Co., Ltd.(1)	3,000	13,354
Link REIT(1)	36,000	185,065
MTR Corp., Ltd.(1)	40,500	159,622
New World Development Co., Ltd.(1)	57,000	89,547
Power Assets Holdings, Ltd.(1)	27,000	235,402
Sino Land Co., Ltd.(1)	34,000	50,025
Sun Hung Kai Properties, Ltd.(1)	23,000	302,578
Swire Pacific, Ltd., Class A(1)	10,500	133,133
Wharf Holdings, Ltd.(1)	24,000	212,297
Wheelock & Co., Ltd.(1)	14,000	78,695

		2,882,635

Ireland — 1.6%
Accenture PLC, Class A	28,783	2,363,372
Covidien PLC	30,777	1,957,417
Ingersoll-Rand PLC	7,084	407,543
James Hardie Industries CDI(1)	4,128	39,000

		4,767,332

Israel — 0.2%
Bank Hapoalim BM†(1)	11,060	51,067
Bank Leumi Le-Israel BM†(1)	10,831	37,684
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	11,107	14,206
Delek Group, Ltd.(1)	191	49,141
Mellanox Technologies, Ltd.†(1)	355	19,713
NICE Systems, Ltd.(1)	805	29,636
Teva Pharmaceutical Industries, Ltd.(1)	10,676	407,744

		609,191

Italy — 0.2%
Telecom Italia SpA(1)	289,796	224,103
Telecom Italia SpA RSP(1)	486,797	300,771

		524,874

Japan — 8.7%
ACOM Co., Ltd.†(1)	370	13,024
Advantest Corp.(1)	1,600	24,431
Aeon Co., Ltd.(1)	30,600	356,890
AEON Financial Service Co., Ltd.(1)	700	18,768
Air Water, Inc.(1)	1,000	14,083
Aisin Seiki Co., Ltd.(1)	3,900	141,225
Ajinomoto Co., Inc.(1)	11,000	151,154
Amada Co., Ltd.(1)	8,000	54,984
ANA Holdings, Inc.(1)	21,000	44,097
Aozora Bank, Ltd.(1)	8,000	23,165
Asahi Glass Co., Ltd.(1)	31,000	222,865
Asics Corp.(1)	2,000	30,431
Astellas Pharma, Inc.(1)	6,000	306,721
Benesse Holdings, Inc.(1)	1,100	40,543
Calbee, Inc.(1)	200	19,204
Casio Computer Co., Ltd.(1)	3,900	34,882
Central Japan Railway Co.(1)	2,500	272,728
Chugai Pharmaceutical Co., Ltd.(1)	3,700	74,176
Citizen Holdings Co., Ltd.(1)	7,800	45,370
Coca-Cola West Co., Ltd.(1)	1,200	21,322
Cosmo Oil Co., Ltd.†(1)	16,000	28,734
Credit Saison Co., Ltd.(1)	2,000	46,812
Dai Nippon Printing Co., Ltd.(1)	8,000	68,288
Dai-ichi Life Insurance Co., Ltd.(1)	112	153,955

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Daido Steel Co., Ltd.(1)	6,000	$32,174
Daihatsu Motor Co., Ltd.(1)	14,000	297,321
Daiichi Sankyo Co., Ltd.(1)	9,400	154,866
Dainippon Sumitomo Pharma Co., Ltd.(1)	1,600	22,137
Daito Trust Construction Co., Ltd.(1)	600	55,926
Daiwa House Industry Co., Ltd.(1)	6,000	112,637
Daiwa Securities Group, Inc.(1)	23,000	189,315
Dena Co., Ltd.(1)	1,100	23,208
Denso Corp.(1)	9,200	381,830
Dentsu, Inc.(1)	3,000	90,852
Don Quijote Co., Ltd.(1)	700	31,634
East Japan Railway Co.(1)	5,100	375,241
Eisai Co., Ltd.(1)	3,700	141,917
FANUC Corp.(1)	2,900	428,566
Fast Retailing Co., Ltd.(1)	800	268,980
FUJIFILM Holdings Corp.(1)	9,300	193,568
Furukawa Electric Co., Ltd.(1)	28,000	68,625
Gree, Inc.(1)	1,000	9,979
GS Yuasa Corp.(1)	14,000	62,928
Hamamatsu Photonics KK(1)	2,300	76,529
Hankyu Hanshin Holdings, Inc.(1)	14,000	74,614
Hino Motors, Ltd.(1)	11,000	156,321
Hirose Electric Co., Ltd.(1)	800	103,286
Hisamitsu Pharmaceutical Co., Inc.(1)	200	9,831
Hitachi Construction Machinery Co., Ltd.(1)	4,600	107,177
Hitachi High-Technologies Corp.(1)	2,200	51,186
Hitachi Metals, Ltd.(1)	4,000	41,350
Honda Motor Co., Ltd.(1)	26,800	991,163
Hulic Co., Ltd.(1)	1,900	15,919
Ibiden Co., Ltd.(1)	2,400	37,564
Idemitsu Kosan Co., Ltd.(1)	900	73,202
Inpex Corp.(1)	36	152,093
Isetan Mitsukoshi Holdings, Ltd.(1)	4,600	57,127
Isuzu Motors, Ltd.(1)	47,000	350,860
JSR Corp.(1)	2,300	44,721
JTEKT Corp.(1)	6,700	72,713
Kansai Paint Co., Ltd.(1)	2,000	26,090
Kao Corp.(1)	8,600	267,118
KDDI Corp.(1)	7,000	316,362
Keikyu Corp.(1)	1,000	8,554
Keio Corp.(1)	4,000	26,696
Keisei Electric Railway Co., Ltd.(1)	1,000	8,506
Keyence Corp.(1)	900	275,806
Kikkoman Corp.(1)	3,000	48,846
Kinden Corp.(1)	22,000	176,967
Kintetsu Corp.(1)	19,000	78,541
Kobe Steel, Ltd.†(1)	47,000	62,136
Koito Manufacturing Co., Ltd.(1)	1,000	18,242
Konica Minolta, Inc.(1)	51,000	364,672
Kubota Corp.(1)	24,000	357,463
Kuraray Co., Ltd.(1)	5,000	70,890
Kurita Water Industries, Ltd.(1)	3,700	80,579
Kyocera Corp.(1)	2,800	276,424
Kyowa Hakko Kirin Co., Ltd.(1)	1,000	11,187
LIXIL Group Corp.(1)	8,500	202,976
Mabuchi Motor Co., Ltd.(1)	2,200	105,989
Makita Corp.(1)	2,800	150,646
Marui Group Co., Ltd.(1)	2,400	22,252
Maruichi Steel Tube, Ltd.(1)	1,000	24,725
Mazda Motor Corp.†(1)	58,000	222,575
McDonald’s Holdings Co. Japan, Ltd.(1)	3,400	94,856
Medipal Holdings Corp.(1)	1,100	14,522
MEIJI Holdings Co., Ltd.(1)	900	39,559
Miraca Holdings, Inc.(1)	200	8,614
Mitsubishi Chemical Holdings Corp.(1)	23,500	111,977

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Estate Co., Ltd.(1)	16,000	$392,883
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	35,710
Mitsubishi Materials Corp.(1)	23,000	73,540
Mitsubishi Motors Corp.†(1)	153,000	235,824
Mitsubishi Tanabe Pharma Corp.(1)	2,100	26,641
Mitsubishi UFJ Financial Group, Inc.(1)	155,400	917,698
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	7,800	35,485
Mitsui Chemicals, Inc.(1)	13,000	29,398
Mitsui Fudosan Co., Ltd.(1)	11,000	302,325
Mitsui OSK Lines, Ltd.†(1)	12,000	42,929
Mizuho Financial Group, Inc.(1)	286,600	542,276
MS&AD Insurance Group Holdings(1)	7,600	187,493
Murata Manufacturing Co., Ltd.(1)	3,200	242,717
Namco Bandai Holdings, Inc.(1)	2,300	37,105
Nexon Co., Ltd.(1)	1,800	19,077
NGK Insulators, Ltd.(1)	7,000	88,170
NGK Spark Plug Co., Ltd.(1)	3,000	52,835
NHK Spring Co., Ltd.(1)	1,800	20,423
Nidec Corp.(1)	2,700	182,745
Nippon Electric Glass Co., Ltd.(1)	8,000	40,689
Nippon Express Co., Ltd.(1)	5,000	22,394
Nippon Meat Packers, Inc.(1)	3,000	42,142
Nippon Paper Industries Co., Ltd.	800	10,042
Nippon Telegraph & Telephone Corp.(1)	6,200	305,611
Nippon Yusen KK(1)	21,000	54,220
Nissan Motor Co., Ltd.(1)	59,200	636,429
Nisshin Seifun Group, Inc.(1)	3,000	33,675
Nissin Foods Holdings Co., Ltd.(1)	1,200	46,094
Nitori Holdings Co., Ltd.(1)	450	35,611
Nitto Denko Corp.(1)	2,400	143,288
NKSJ Holdings, Inc.(1)	4,900	110,338
NOK Corp.(1)	1,200	19,316
Nomura Holdings, Inc.(1)	48,100	371,789
Nomura Research Institute, Ltd.(1)	2,000	57,762
NSK, Ltd.(1)	12,000	111,100
NTT Data Corp.(1)	27	90,512
NTT DOCOMO, Inc.(1)	205	302,825
Obayashi Corp.(1)	32,000	154,661
Odakyu Electric Railway Co., Ltd.(1)	7,000	67,852
OJI Holdings Corp.(1)	12,000	41,887
Olympus Corp.†(1)	2,500	74,252
Omron Corp.(1)	4,100	121,868
Ono Pharmaceutical Co., Ltd.(1)	400	27,547
Oracle Corp. Japan(1)	700	27,564
Oriental Land Co., Ltd.(1)	1,400	190,780
ORIX Corp.(1)	16,800	220,856
Osaka Gas Co., Ltd.(1)	32,000	129,628
Otsuka Corp.(1)	200	18,560
Otsuka Holdings Co., Ltd.(1)	5,900	187,646
Panasonic Corp.†(1)	27,500	209,841
Park24 Co., Ltd.(1)	700	12,955
Rakuten, Inc.(1)	11,200	124,142
Resona Holdings, Inc.(1)	22,100	98,124
Rinnai Corp.(1)	400	31,664
Rohm Co., Ltd.(1)	1,400	50,724
Sanrio Co., Ltd.(1)	300	14,372
Santen Pharmaceutical Co., Ltd.(1)	200	7,960
Secom Co., Ltd.(1)	3,800	191,781
Sekisui Chemical Co., Ltd.(1)	7,000	70,128
Sekisui House, Ltd.(1)	10,000	129,051
Sharp Corp.†(1)	11,000	50,400
Shimamura Co., Ltd.(1)	300	34,359
Shimano, Inc.(1)	1,100	84,990
Shimizu Corp.(1)	37,000	130,874
Shin-Etsu Chemical Co., Ltd.(1)	6,500	408,766

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Shinsei Bank, Ltd.(1)	13,000	$30,231
Shionogi & Co., Ltd.(1)	3,600	67,344
Shiseido Co., Ltd.(1)	5,400	76,738
Showa Denko KK(1)	18,000	27,618
Showa Shell Sekiyu KK(1)	5,600	44,084
SMC Corp.(1)	1,100	211,368
Softbank Corp.(1)	11,100	555,191
Sony Financial Holdings, Inc.(1)	2,200	32,055
Stanley Electric Co., Ltd.(1)	2,100	38,496
Sumco Corp.(1)	2,100	25,283
Sumitomo Chemical Co., Ltd.(1)	23,000	72,439
Sumitomo Electric Industries, Ltd.(1)	19,700	236,951
Sumitomo Metal Mining Co., Ltd.(1)	9,000	113,335
Sumitomo Mitsui Financial Group, Inc.(1)	17,400	681,087
Sumitomo Mitsui Trust Holdings, Inc.(1)	38,000	157,264
Sumitomo Realty & Development Co., Ltd.(1)	5,000	191,022
Sumitomo Rubber Industries, Ltd.(1)	4,500	70,707
Suzuken Co., Ltd.(1)	300	9,546
Sysmex Corp.(1)	900	58,813
T&D Holdings, Inc.(1)	7,900	96,171
Taiheiyo Cement Corp.(1)	14,000	40,523
Taisei Corp.(1)	59,000	185,812
Taiyo Nippon Sanso Corp.(1)	3,000	21,031
Takashimaya Co., Ltd.(1)	2,000	18,534
Takeda Pharmaceutical Co., Ltd.(1)	11,100	491,391
TDK Corp.(1)	2,200	84,109
Teijin, Ltd.(1)	8,000	18,233
Terumo Corp.(1)	2,400	118,888
THK Co., Ltd.(1)	2,600	55,401
Tobu Railway Co., Ltd.(1)	11,000	57,078
Tokio Marine Holdings, Inc.(1)	10,200	295,971
Tokyo Electron, Ltd.(1)	2,500	123,349
Tokyo Gas Co., Ltd.(1)	39,000	210,275
Tokyu Corp.(1)	15,000	92,968
Tokyu Land Corp.(1)	2,000	18,170
TonenGeneral Sekiyu KK(1)	10,000	98,535
Toppan Printing Co., Ltd.(1)	7,000	45,742
Toray Industries, Inc.(1)	24,000	164,735
TOTO, Ltd.(1)	20,000	206,877
Toyo Seikan Group Holdings, Ltd.(1)	1,000	13,987
Toyo Suisan Kaisha, Ltd.(1)	1,000	32,152
Toyoda Gosei Co., Ltd.(1)	1,200	29,047
Toyota Boshoku Corp.(1)	1,100	15,669
Toyota Industries Corp.(1)	5,100	200,500
Trend Micro, Inc.(1)	1,600	48,751
Ube Industries, Ltd.(1)	10,000	19,394
Unicharm Corp.(1)	2,400	134,225
Ushio, Inc.(1)	5,900	72,575
USS Co., Ltd.(1)	210	24,258
West Japan Railway Co.(1)	2,500	103,785
Yahoo Japan Corp.(1)	265	120,487
Yakult Honsha Co., Ltd.(1)	1,900	80,582
Yamada Denki Co., Ltd.(1)	1,250	47,344
Yamaha Motor Co., Ltd.(1)	9,800	151,740
Yamato Holdings Co., Ltd.(1)	5,200	95,509
Yamato Kogyo Co., Ltd.(1)	500	15,240
Yamazaki Baking Co., Ltd.(1)	1,000	11,567
Yaskawa Electric Corp.(1)	5,000	60,934

		26,272,436

Jersey — 0.1%
Shire PLC(1)	9,770	321,221

Luxembourg — 0.3%
Tenaris SA(1)	43,201	909,876

Security Description	Shares	Value (Note 2)

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	163,000	$73,872

Netherlands — 1.6%
Aegon NV(1)	66,157	443,410
ASML Holding NV(1)	14,092	1,161,972
DE Master Blenders 1753 NV†(1)	26,778	421,136
Gemalto NV	761	63,897
ING Groep NV CVA†(1)	67,204	628,316
LyondellBasell Industries NV, Class A	31,711	2,113,538

		4,832,269

New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	12,728	30,233
Contact Energy, Ltd.(1)	8,330	34,236
Fletcher Building, Ltd.(1)	15,646	103,831
Telecom Corp. of New Zealand, Ltd.(1)	17,306	31,523

		199,823

Norway — 0.3%
Statoil ASA(1)	46,076	1,042,626

Portugal — 0.0%
EDP — Energias de Portugal SA(1)	24,302	78,014

Singapore — 0.8%
Ascendas Real Estate Investment Trust(1)	23,000	42,079
CapitaLand, Ltd.(1)	43,000	117,160
CapitaMall Trust(1)	36,000	60,321
CapitaMalls Asia, Ltd.(1)	5,000	7,567
City Developments, Ltd.(1)	5,000	42,503
DBS Group Holdings, Ltd.(1)	26,000	351,888
Global Logistic Properties, Ltd.(1)	30,000	66,252
Jardine Cycle & Carriage, Ltd.(1)	3,000	110,805
Olam International, Ltd.(1)	73,000	100,781
Oversea-Chinese Banking Corp., Ltd.(1)	35,000	285,104
Singapore Airlines, Ltd.(1)	8,000	67,647
Singapore Exchange, Ltd.(1)	8,000	46,715
Singapore Press Holdings, Ltd.(1)	29,000	97,725
Singapore Telecommunications, Ltd.(1)	122,000	361,026
United Overseas Bank, Ltd.(1)	18,000	304,066
Wilmar International, Ltd.(1)	50,000	128,340
Yangzijiang Shipbuilding Holdings, Ltd.(1)	94,000	65,316

		2,255,295

Spain — 1.9%
Acciona SA(1)	10,552	653,326
Banco Santander SA(1)	212,599	1,527,249
Enagas SA(1)	32,251	806,182
Ferrovial SA(1)	53,494	863,971
Inditex SA(1)	8,158	1,011,148
Repsol SA(1)	43,219	967,994

		5,829,870

Sweden — 0.9%
Alfa Laval AB(1)	23,897	516,757
Assa Abloy AB, Class B(1)	23,747	946,692
Atlas Copco AB, Class A(1)	38,032	999,546
Lundin Petroleum AB†(1)	5,170	106,898

		2,569,893

Switzerland — 5.1%
ACE, Ltd.	22,897	2,053,403
Aryzta AG(1)	13,876	794,338
Barry Callebaut AG(1)	782	728,552
Cie Financiere Richemont SA, Class A(1)	15,346	1,348,844
Credit Suisse Group AG(1)	41,696	1,236,631

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Holcim, Ltd.(1)	12,471	$967,889
Lindt & Spruengli AG (Participation Certificate)(1)	208	766,984
Novartis AG(1)	35,147	2,518,484
Roche Holding AG(1)	10,650	2,635,239
Swisscom AG(1)	901	383,458
Tyco International, Ltd.	58,691	1,984,343

		15,418,165

United Kingdom — 7.9%
Aggreko PLC(1)	5,937	160,406
Antofagasta PLC(1)	30,294	425,075
ARM Holdings PLC(1)	36,677	535,428
Associated British Foods PLC(1)	30,614	835,768
AstraZeneca PLC(1)	28,415	1,449,577
Barclays PLC(1)	298,953	1,430,459
BG Group PLC(1)	82,104	1,494,281
BHP Billiton PLC(1)	50,556	1,462,986
British Sky Broadcasting Group PLC(1)	68,771	814,526
BT Group PLC(1)	272,673	1,244,847
Bunzl PLC(1)	24,316	472,999
Burberry Group PLC(1)	14,335	312,437
Ensco PLC, Class A	1,636	98,438
GlaxoSmithKline PLC(1)	20,542	532,454
HSBC Holdings PLC(1)	268,972	2,946,310
ITV PLC(1)	454,144	901,302
Marks & Spencer Group PLC(1)	141,818	1,007,443
Next PLC(1)	11,786	822,816
Prudential PLC(1)	14,941	251,811
Reckitt Benckiser Group PLC(1)	15,122	1,078,876
Rexam PLC(1)	110,741	885,344
Royal Bank of Scotland Group PLC†(1)	192,812	963,898
Standard Life PLC(1)	157,737	927,486
Tullow Oil PLC(1)	60,911	953,604
Vodafone Group PLC(1)	560,032	1,622,949

		23,631,520

United States — 48.4%
AbbVie, Inc.	41,923	1,789,693
Adobe Systems, Inc.†	23,067	989,805
AECOM Technology Corp.†	14,630	450,458
Affiliated Managers Group, Inc.†	1,426	233,864
Aflac, Inc.	36,402	2,027,227
Alliant Energy Corp.	12,878	634,370
Amazon.com, Inc.†	10,347	2,783,653
American Express Co.	5,871	444,493
Amgen, Inc.	23,728	2,385,376
Anadarko Petroleum Corp.	25,651	2,243,693
Apartment Investment & Management Co., Class A	34,725	1,050,779
Apple, Inc.	14,435	6,491,131
AvalonBay Communities, Inc.	6,496	861,759
Ball Corp.	36,861	1,590,921
Bank of America Corp.	251,063	3,429,521
Bank of New York Mellon Corp.	43,222	1,299,253
Biogen Idec, Inc.†	10,434	2,477,971
BlackRock, Inc.	2,561	715,031
Bristol-Myers Squibb Co.	58,120	2,674,101
CA, Inc.#	13,223	361,120
Cabot Oil & Gas Corp.	19,891	1,399,531
Cardinal Health, Inc.	40,195	1,887,557
CenturyLink, Inc.#	53,938	1,841,983
Cigna Corp.	3,578	242,946
Cisco Systems, Inc.	142,400	3,428,992
Citigroup, Inc.	67,981	3,534,332
Clorox Co.#	20,523	1,705,051

Security Description	Shares	Value (Note 2)

United States (continued)
CAN Financial Corp.	35,321	$1,206,919
Colgate-Palmolive Co.#	38,400	2,221,056
Comcast Corp., Class A	70,588	2,834,108
Costco Wholesale Corp.	18,738	2,054,996
Crown Holdings, Inc.†	31,217	1,322,040
Danaher Corp.	13,770	851,261
Diamond Offshore Drilling, Inc.	19,592	1,348,126
Discovery Communications, Inc., Class A†#	15,012	1,183,846
Dover Corp.#	6,138	480,299
Dr Pepper Snapple Group, Inc.	34,714	1,596,150
Dun & Bradstreet Corp.#	10,484	1,028,900
EMC Corp.†	36,318	899,234
Emerson Electric Co.#	38,370	2,204,740
Equity Residential	28,025	1,584,814
Expedia, Inc.	14,044	806,968
Fidelity National Information Services, Inc.	19,050	855,345
Gap, Inc.	21,246	861,525
General Mills, Inc.	41,246	1,941,862
Gilead Sciences, Inc.†#	48,283	2,630,458
Google, Inc., Class A†	4,869	4,238,026
Halliburton Co.	50,587	2,117,066
HCC Insurance Holdings, Inc.	6,193	265,370
Hershey Co.#	14,813	1,319,986
Hewlett-Packard Co.	46,994	1,147,593
Home Depot, Inc.	39,253	3,087,641
Ingredion, Inc.	1,584	107,902
Intel Corp.#	22,066	535,762
Intuit, Inc.#	14,365	839,491
Johnson & Johnson	51,136	4,304,628
Liberty Interactive Corp., Class A†	6,663	149,584
Life Technologies Corp.†	2,709	200,737
M&T Bank Corp.	2,295	240,746
Marathon Petroleum Corp.	26,080	2,151,600
Mastercard, Inc., Class A	4,278	2,439,530
Maxim Integrated Products, Inc.	3,084	90,947
McGraw-Hill Financial, Inc.	31,536	1,720,289
MetLife, Inc.	53,381	2,359,974
Microsoft Corp.	135,181	4,715,113
News Corp., Class A	76,619	2,460,236
NIKE, Inc., Class B	6,163	380,011
Omnicom Group, Inc.#	31,383	1,949,826
Oracle Corp.#	78,666	2,655,764
Pitney Bowes, Inc.#	16,235	238,330
priceline.com, Inc.†	947	761,322
Principal Financial Group, Inc.#	16,733	633,344
PulteGroup, Inc.†#	24,933	538,303
QUALCOMM, Inc.	34,208	2,171,524
Quest Diagnostics, Inc.#	14,158	875,531
Ralph Lauren Corp.#	1,079	188,922
Raymond James Financial, Inc.	14,908	655,505
Regal-Beloit Corp.	1,519	102,548
Safeway, Inc.#	66,666	1,533,985
SLM Corp.	8,054	191,202
Southwestern Energy Co.†	32,983	1,243,129
Stanley Black & Decker, Inc.	11,770	932,419
Time Warner Cable, Inc.	5,928	566,183
Travelers Cos., Inc.	24,035	2,012,210
Union Pacific Corp.	16,415	2,538,087
UnitedHealth Group, Inc.	38,583	2,416,453
US Bancorp	3,758	131,755
Viacom, Inc., Class B	30,810	2,030,071
Walt Disney Co.	46,832	2,954,163
Wells Fargo & Co.	99,014	4,015,018
Westlake Chemical Corp.	11,022	1,029,455
Zimmer Holdings, Inc.#	16,323	1,281,519

		145,406,058

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Total Common Stock
(cost $261,646,050)		$295,923,496

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG(1) (cost $611,004)	12,044	838,146

Total Long-Term Investment Securities
(cost $262,257,054)		296,761,642

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 2.9%
State Street Navigator Securities Lending Prime Portfolio(4)	8,619,854	8,619,854

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$1,646,000	1,646,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 0.05% due 06/06/2013@	290,000	289,998

Total Short-Term Investment Securities
(cost $10,555,852)		10,555,852

TOTAL INVESTMENTS —
(cost $272,812,906)(5)	102.3%	307,317,494
Liabilities in excess of other assets	(2.3)	(6,772,464)

NET ASSETS —	100.0%	$300,545,030

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $123,361,914 representing 41.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	May 31, 2013, the Fund had loaned securities with a total value of $8,302,061. This was secured by collateral of $8,619,854, which was received in cash and subsequently invested in short-term investments currently valued at $8,619,854 as reported in the portfolio of investments. Additional collateral of $22,377 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of 5/31/2013
United States Treasury Bonds/Notes	0.25% to 1.88%	01/31/2014 to 06/30/2017	$22,377

(5)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

RSP—Risparmio Savings Shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
41	Long	S&P 500 E-Mini Index	June 2013	$3,382,661	$3,339,450	$(43,211)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$10,050,260	$0	$10,050,260
Bermuda	614,442	816,221	—	1,430,663
Canada	13,222,985	—	—	13,222,985
Cayman Islands	290,988	45,460	—	336,448
Curacao	2,813,262	—	—	2,813,262
France	—	15,437,023	—	15,437,023
Ireland	4,728,332	39,000	—	4,767,332
Japan	10,042	26,262,394	—	26,272,436
Netherlands	2,177,435	2,654,834	—	4,832,269
Switzerland	4,037,746	11,380,419	—	15,418,165
United Kingdom	98,438	23,533,082	—	23,631,520
United States	145,406,058	—	—	145,406,058
Other Countries*	—	32,305,075	—	32,305,075
Preferred Stock	—	838,146	—	838,146

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS (continued)
Short Term Investment Securities:
Registered Investment Companies	$8,619,854	$—	$—	$8,619,854
Time Deposits	—	1,646,000	—	1,646,000
U.S. Government Treasuries	—	289,998	—	289,998

Total Assets	$182,019,582	$125,297,912	$0	$307,317,494

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$43,211	$—	$—	$43,211

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $101,608,821 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Sovereign	27.5%
Medical — Drugs	8.7
Diversified Banking Institutions	7.3
Oil Companies — Integrated	5.0
Registered Investment Companies	4.8
Telecom Services	2.3
Foreign Government Treasuries	1.9
Insurance — Multi-line	1.8
Time Deposits	1.8
Medical — Biomedical/Gene	1.8
Auto — Cars/Light Trucks	1.7
Cable/Satellite TV	1.6
U.S. Government Agencies	1.5
Banks — Commercial	1.4
Transport — Services	1.4
Applications Software	1.3
Retail — Drug Store	1.3
Insurance — Reinsurance	1.2
Insurance — Life/Health	1.1
Internet Security	1.1
Networking Products	1.1
Electronic Components — Semiconductors	1.1
Building Products — Cement	1.0
Oil — Field Services	1.0
Cellular Telecom	1.0
Oil Companies — Exploration & Production	0.9
Retail — Building Products	0.8
Retail — Discount	0.8
Finance — Credit Card	0.8
Medical — Generic Drugs	0.8
Chemicals — Diversified	0.8
Multimedia	0.8
Retail — Regional Department Stores	0.7
Semiconductor Equipment	0.7
Retail — Major Department Stores	0.7
Medical Instruments	0.7
Food — Retail	0.7
Central Bank	0.7
Banks — Fiduciary	0.6
Steel — Producers	0.6
Semiconductor Components — Integrated Circuits	0.6
Telephone — Integrated	0.6
Diversified Manufacturing Operations	0.6
Import/Export	0.6
Airlines	0.6
Containers — Metal/Glass	0.5
Consulting Services	0.5
Aerospace/Defense	0.5
Agricultural Chemicals	0.5
Therapeutics	0.5
Building & Construction Products — Misc.	0.5
Security Services	0.4
Rubber — Tires	0.4
Publishing — Books	0.3
Insurance — Property/Casualty	0.3
Enterprise Software/Service	0.3
Engineering/R&D Services	0.3
Medical Labs & Testing Services	0.3
Electronic Components — Misc.	0.3
Photo Equipment & Supplies	0.3
Diversified Financial Services	0.3
Steel — Specialty	0.3
Machinery — General Industrial	0.2
Computers — Integrated Systems	0.2
Chemicals — Specialty	0.2
Metal — Iron	0.2

103.1%

Country Allocation*

United States	33.0%
United Kingdom	9.0
South Korea	6.9
France	5.6
Ireland	4.5
Poland	4.1
Switzerland	4.0
Japan	3.6
Germany	3.6
Brazil	3.6
Mexico	3.1
Netherlands	2.5
Sweden	2.3
Canada	2.0
Singapore	1.7
Malaysia	1.5
Italy	1.4
Hungary	1.3
Norway	1.3
Russia	1.2
Australia	1.0
Spain	1.0
Ukraine	1.0
Indonesia	0.7
Taiwan	0.6
China	0.5
Portugal	0.5
Vietnam	0.4
Thailand	0.4
Venezuela	0.3
Slovenia	0.2
Serbia	0.1
Iceland	0.1
Philippines	0.1

103.1%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 64.3%
Canada — 0.9%
Potash Corp. of Saskatchewan, Inc.	55,980	$2,352,280
Talisman Energy, Inc.	168,200	1,967,944

		4,320,224

China — 0.5%
China Telecom Corp., Ltd., Class H(1)	5,330,000	2,499,643

France — 5.6%
Alstom SA(1)	28,820	1,085,676
AXA SA#(1)	157,415	3,170,631
BNP Paribas SA#(1)	89,600	5,222,672
Cie de St-Gobain(1)	52,210	2,262,197
Cie Generale des Etablissements Michelin#(1)	22,460	1,951,063
Credit Agricole SA†(1)	189,680	1,779,821
Sanofi(1)	55,872	5,875,740
Total SA(1)	62,780	3,113,773
Vivendi SA(1)	88,927	1,717,440

		26,179,013

Germany — 3.6%
Deutsche Lufthansa AG†(1)	116,790	2,521,392
Deutsche Post AG(1)	64,787	1,635,048
HeidelbergCement AG(1)	20,890	1,585,313
Merck KGaA(1)	23,870	3,777,907
Muenchener Rueckversicherungs AG(1)	15,770	2,952,090
SAP AG ADR#	19,850	1,457,784
Siemens AG ADR	25,360	2,665,336

		16,594,870

Ireland — 1.0%
CRH PLC(1)	149,371	3,153,713
Elan Corp. PLC ADR†#	123,000	1,557,180

		4,710,893

Italy — 1.4%
Eni SpA#(1)	135,721	3,068,987
Intesa Sanpaolo SpA#(1)	484,873	911,671
UniCredit SpA#(1)	468,504	2,648,969

		6,629,627

Japan — 3.6%
ITOCHU Corp.(1)	210,200	2,609,088
Konica Minolta, Inc.(1)	187,500	1,340,705
Nissan Motor Co., Ltd.(1)	242,100	2,602,692
NKSJ Holdings, Inc.(1)	68,399	1,540,205
Toyota Motor Corp. ADR	45,260	5,320,313
Trend Micro, Inc.(1)	105,600	3,217,573

		16,630,576

Netherlands — 2.5%
Akzo Nobel NV(1)	55,760	3,560,035
ING Groep NV CVA†(1)	318,911	2,981,622
Koninklijke Philips NV(1)	49,036	1,385,749
Reed Elsevier NV(1)	96,883	1,578,219
TNT Express NV(1)	289,080	2,220,194

		11,725,819

Norway — 1.3%
Statoil ASA(1)	110,740	2,505,869
Telenor ASA#(1)	158,252	3,311,812

		5,817,681

Portugal — 0.5%
Galp Energia SGPS SA(1)	139,200	2,261,760

Security Description	Shares	Value (Note 2)

Singapore — 1.5%
DBS Group Holdings, Ltd.#(1)	282,095	$3,817,918
Singapore Telecommunications, Ltd.(1)	1,007,000	2,981,126

		6,799,044

South Korea — 2.0%
KB Financial Group, Inc. ADR	40,730	1,329,835
POSCO ADR	41,690	2,945,398
Samsung Electronics Co., Ltd.(1)	3,806	5,132,674

		9,407,907

Spain — 1.0%
Repsol SA(1)	73,741	1,651,608
Telefonica SA ADR†#	214,329	2,925,591

		4,577,199

Switzerland — 4.0%
ABB, Ltd.†(1)	64,760	1,410,131
ACE, Ltd.	17,097	1,533,259
Credit Suisse Group AG(1)	125,180	3,712,623
Lonza Group AG†(1)	13,250	977,608
Novartis AG(1)	37,020	2,652,695
Roche Holding AG(1)	22,700	5,616,895
Swiss Re AG†(1)	36,060	2,645,263

		18,548,474

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	806,914	2,935,121

Thailand — 0.4%
Bangkok Bank PCL(1)	277,700	1,879,409

United Kingdom — 9.0%
Aviva PLC(1)	500,790	2,505,383
BAE Systems PLC(1)	386,009	2,368,108
BP PLC(1)	327,095	2,341,290
G4S PLC(1)	535,023	2,000,031
GlaxoSmithKline PLC(1)	196,736	5,099,450
HSBC Holdings PLC(1)	438,383	4,817,051
Kingfisher PLC(1)	449,200	2,350,642
Lloyds Banking Group PLC†(1)	4,282,810	3,930,036
Marks & Spencer Group PLC(1)	470,400	3,341,614
Rexam PLC(1)	304,984	2,438,264
Royal Dutch Shell PLC, Class B#(1)	91,936	3,176,258
Tesco PLC(1)	538,440	2,971,396
Vodafone Group PLC ADR	151,727	4,392,497

		41,732,020

United States — 24.9%
Actavis, Inc.†	29,100	3,587,739
Allegheny Technologies, Inc.#	44,990	1,240,374
American Express Co.	48,870	3,699,948
Amgen, Inc.	45,540	4,578,136
Applied Materials, Inc.	222,080	3,375,616
Baker Hughes, Inc.	59,120	2,688,778
Bank of New York Mellon Corp.#	99,600	2,993,976
Brocade Communications Systems, Inc.†	187,390	1,017,528
Chesapeake Energy Corp.#	111,230	2,429,263
Chevron Corp.	24,140	2,963,185
Cisco Systems, Inc.	218,300	5,256,664
Citigroup, Inc.	80,340	4,176,877
Comcast Corp., Special Class A	91,435	3,547,678
CVS Caremark Corp.	53,420	3,075,924
Forest Laboratories, Inc.†	78,990	3,139,853
Gilead Sciences, Inc.†#	65,150	3,549,372
Halliburton Co.	43,210	1,808,339
Home Depot, Inc.	20,970	1,649,500

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

COMMON STOCK (continued)
United States (continued)
ING US, Inc.†#		134,800	$3,845,844
Isis Pharmaceuticals, Inc.†#		37,850	819,453
JPMorgan Chase & Co.		73,640	4,020,008
Macy’s, Inc.		70,810	3,422,955
Medtronic, Inc.#		63,130	3,220,261
Merck & Co., Inc.		99,670	4,654,589
Microsoft Corp.		173,084	6,037,170
Morgan Stanley		117,980	3,055,682
News Corp., Class A		52,377	1,681,825
Onyx Pharmaceuticals, Inc.†#		15,920	1,519,564
Pfizer, Inc.		177,999	4,846,913
Quest Diagnostics, Inc.#		22,430	1,387,071
SAIC, Inc.#		165,210	2,395,545
Salix Pharmaceuticals, Ltd.†#		60,710	3,683,276
Symantec Corp.		93,070	2,083,837
Target Corp.#		55,573	3,862,323
Time Warner Cable, Inc.		41,148	3,930,045
Time Warner, Inc.		29,752	1,736,624
United Parcel Service, Inc., Class B		26,370	2,265,183
Walgreen Co.#		54,720	2,613,427

			115,860,345

Total Common Stock
(cost $246,214,473)			299,109,625

PREFERRED STOCK — 0.5%
Brazil — 0.6%
Petroleo Brasileiro SA ADR		84,700	1,578,808
Vale SA ADR		71,510	963,955

Total Preferred Stock
(cost $3,854,313)			2,542,763

FOREIGN GOVERNMENT AGENCIES — 28.1%
Australia — 1.0%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/2013	AUD	2,260,000	2,172,328
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/2013	AUD	2,545,000	2,451,260

			4,623,588

Brazil — 3.0%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2015(2)	BRL	6,014,745	2,939,924
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(2)	BRL	1,060,886	533,230
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2018(2)	BRL	1,008,186	517,168
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(2)	BRL	10,883,824	5,946,646
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2014	BRL	2,950,000	1,442,146

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

Brazil (continued)
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2017	BRL	5,200,000	$2,543,013

			13,922,127

Canada — 1.0%
Government of Canada Bonds 1.00% due 11/01/2014	CAD	2,766,000	2,664,271
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	510,405
Government of Canada Bonds 2.25% due 08/01/2014	CAD	1,608,000	1,571,567

			4,746,243

Hungary — 1.3%
Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	175,203
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	627,420
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	903,772
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	3,010,147
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	986,213
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		400,000	434,520

			6,137,275

Iceland — 0.1%
Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	563,750

Indonesia — 0.7%
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	329,444
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,787,380
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	1,010,252

			3,127,076

Ireland — 3.5%
Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	285,826
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	159,000	225,772
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	979,094

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Ireland (continued)
Republic of Ireland Notes 5.00% due 10/18/2020	EUR	3,920,000	$5,632,543
Republic of Ireland Notes 5.40% due 03/13/2025	EUR	4,011,220	5,869,200
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,686,800	2,479,883
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	873,940

			16,346,258

Malaysia — 1.0%
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	100,000	32,432
Government of Malaysia Senior Bonds 3.43% due 08/15/2014	MYR	1,025,000	332,593
Government of Malaysia Senior Bonds 3.46% due 07/31/2013	MYR	7,775,000	2,510,908
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	795,000	259,708
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	1,021,500
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	240,000	78,832
Government of Malaysia Senior Notes 5.09% due 04/30/2014	MYR	1,185,000	389,932
Government of Malaysia Senior Notes 8.00% due 10/30/2013	MYR	20,000	6,581

			4,632,486

Mexico — 2.8%
United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,074,260	172,869
United Mexican States Bonds 3.50% due 12/14/2017(2)	MXN	3,979,800	346,106
United Mexican States Bonds 4.00% due 06/13/2019(2)	MXN	2,659,816	240,083
United Mexican States Bonds 4.50% due 12/18/2014(2)	MXN	1,636,581	135,803
United Mexican States Bonds 5.00% due 06/16/2016(2)	MXN	4,158,444	364,504
United Mexican States Bonds 6.00% due 06/18/2015	MXN	512,000	41,461
United Mexican States Bonds 6.25% due 06/16/2016	MXN	3,852,000	316,670
United Mexican States Bonds 7.00% due 06/19/2014	MXN	930,000	74,956

Security Description	Principal Amount(5)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	$1,671,093
United Mexican States Bonds 8.00% due 12/19/2013	MXN	49,600,000	3,964,499
United Mexican States Bonds 8.00% due 12/17/2015	MXN	62,703,000	5,335,833
United Mexican States Bonds 9.00% due 06/20/2013	MXN	2,180,000	170,948
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	97,932

			12,932,757

Poland — 4.1%
Government of Poland Bonds zero coupon due 07/25/2013	PLN	1,615,000	489,067
Government of Poland Bonds zero coupon due 01/25/2014	PLN	14,650,000	4,375,401
Government of Poland Bonds zero coupon due 07/25/2014	PLN	240,000	70,745
Government of Poland Bonds zero coupon due 07/25/2015	PLN	1,040,000	298,640
Government of Poland FRS Bonds 3.98% due 01/25/2017	PLN	1,357,000	413,041
Government of Poland FRS Bonds 3.98% due 01/25/2021	PLN	1,376,000	413,762
Government of Poland Bonds 5.00% due 10/24/2013	PLN	14,345,000	4,398,363
Government of Poland Bonds 5.50% due 04/25/2015	PLN	3,175,000	1,014,861
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,640,000	3,319,784
Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,495,000	4,102,190

			18,895,854

Russia — 1.2%
Russian Federation Senior Bonds 7.50% due 03/31/2030*(3)		4,660,720	5,662,775

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017#*		270,000	275,130
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	310,520

			585,650

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Singapore — 0.2%
Republic of Singapore Senior Notes 0.25% due 02/01/2014	SGD	1,400,000	$1,107,169

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	669,438
Republic of Slovenia Bonds 5.85% due 05/10/2023#*		240,000	237,600

			907,038

South Korea — 3.9%
Republic of South Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	974,310
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	936,452
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	234,981
Republic of South Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	333,867
Republic of South Korea Senior Notes 3.00% due 12/10/2013	KRW	6,027,200,000	5,345,695
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	178,171
Republic of South Korea Senior Notes 3.50% due 06/10/2014	KRW	6,610,230,000	5,900,559
Republic of South Korea Senior Notes 3.75% due 06/10/2013	KRW	4,438,000,000	4,000,093

			17,904,128

Sweden — 2.3%
Kingdom of Sweden Bonds 1.50% due 08/30/2013	SEK	39,270,000	5,937,621
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	30,730,000	4,886,939

			10,824,560

Ukraine — 1.0%
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		280,000	282,772
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	793,100
Government of Ukraine Senior Notes 9.25% due 07/24/2017*		3,210,000	3,450,750

			4,526,622

Venezuela — 0.3%
Republic of Venezuela Senior Notes 10.75% due 09/19/2013		1,415,000	1,431,980

Security Description	Principal Amount(5)		Value (Note 2)

Vietnam — 0.4%
Republic of Vietnam Senior Bonds 6.75% due 01/29/2020#*		1,695,000	$1,906,875

Total Foreign Government Agencies
(cost $125,287,125)			130,784,211

FOREIGN GOVERNMENT TREASURIES — 0.9%
South Korea — 0.9%
Bank of Korea Senior Notes 2.47% due 04/02/2015	KRW	45,000,000	39,767
Bank of Korea Senior Notes 2.55% due 05/09/2014	KRW	118,700,000	105,201
Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	461,764
Bank of Korea Senior Notes 3.47% due 02/02/2014	KRW	297,530,000	264,834
Bank of Korea Senior Notes 3.48% due 12/02/2013	KRW	216,400,000	192,376
Bank of Korea Senior Notes 3.59% due 10/02/2013	KRW	126,230,000	112,097
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	390,175
Bank of Korea Senior Notes 3.76% due 06/02/2013	KRW	72,140,000	63,858
Bank of Korea Senior Notes 3.90% due 08/02/2013	KRW	2,695,250,000	2,390,794

Total Foreign Government Treasuries
(cost $3,978,623)			4,020,866

Total Long-Term Investment Securities
(cost $379,334,534)			436,457,465

SHORT-TERM INVESTMENT SECURITIES — 9.2%
Foreign Government Treasuries — 1.1%
Bank Negara Malaysia Monetary Notes
2.85% due 02/06/2014	MYR	20,000	6,325
2.85% due 02/18/2014	MYR	320,000	101,102
2.85% due 02/20/2014	MYR	250,000	78,973
2.85% due 05/15/2014	MYR	10,000	3,138
2.85% due 05/20/2014	MYR	165,000	51,758
2.85% due 05/27/2014	MYR	45,000	14,121
2.86% due 03/20/2014	MYR	100,000	31,518
2.87% due 06/11/2013	MYR	160,000	51,590
2.87% due 07/11/2013	MYR	50,000	16,085
2.87% due 07/25/2013	MYR	500,000	160,676
2.87% due 08/06/2013	MYR	100,000	32,100
2.87% due 08/15/2013	MYR	110,000	35,285
2.87% due 08/27/2013	MYR	100,000	32,051
2.87% due 12/26/2013	MYR	50,000	15,869
2.87% due 03/27/2014	MYR	60,000	18,901
2.87% due 04/24/2014	MYR	260,000	81,715
2.88% due 01/09/2014	MYR	375,000	118,798
2.88% due 01/16/2014	MYR	1,090,000	345,100
2.88% due 02/25/2014	MYR	255,000	80,520
2.89% due 06/18/2013	MYR	10,000	3,220
2.89% due 06/20/2013	MYR	130,000	41,888

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Treasuries (continued)
2.89% due 11/26/2013	MYR	280,000	$89,072
2.90% due 09/05/2013	MYR	540,000	172,926
2.90% due 09/17/2013	MYR	1,240,000	396,711
2.90% due 09/26/2013	MYR	630,000	201,412
2.90% due 10/10/2013	MYR	1,095,000	349,741
2.90% due 10/22/2013	MYR	80,000	25,527
2.90% due 10/31/2013	MYR	10,000	3,188
2.90% due 03/13/2014	MYR	20,000	6,307
2.90% due 04/03/2014	MYR	10,000	3,151
2.90% due 05/15/2014	MYR	10,000	3,137
2.90% due 05/27/2014	MYR	5,000	1,569
2.91% due 11/19/2013	MYR	10,000	3,183
2.91% due 03/13/2014	MYR	70,000	22,075
2.92% due 11/12/2013	MYR	10,000	3,186
2.92% due 11/19/2013	MYR	20,000	6,366
2.92% due 12/05/2013	MYR	10,000	3,179
2.92% due 12/10/2013	MYR	20,000	6,357
2.93% due 12/19/2013	MYR	150,000	47,627
2.93% due 01/09/2014	MYR	30,000	9,504
2.94% due 06/18/2013	MYR	125,000	40,282
2.95% due 06/18/2013	MYR	10,000	3,223
2.96% due 06/18/2013	MYR	10,000	3,222
2.98% due 10/08/2013	MYR	55,000	17,567
3.00% due 09/05/2013	MYR	10,000	3,202
3.03% due 06/20/2013	MYR	65,000	20,942

			2,763,389

Bank of Korea
2.55% due 08/13/2013	KRW	132,900,000	117,058
3.28% due 06/09/2013	KRW	309,150,000	273,657

			390,715

Government of Canada 0.07% due 02/01/2014	CAD	410,000	395,467

Republic of the Philippines 0.54% due 11/13/2013	PHP	12,630,000	298,793

United Mexican States 0.93% due 04/30/2014	MXN	24,890,000	187,762
0.95% due 04/30/2014	MXN	10,770,000	81,246
1.01% due 04/30/2014	MXN	25,650,000	193,495
1.02% due 04/03/2014	MXN	10,780,000	81,575
1.12% due 01/09/2014	MXN	44,301,000	338,446
1.35% due 01/09/2014	MXN	10,780,000	82,356
1.22% due 09/19/2013	MXN	25,740,000	199,099
1.89% due 10/31/2013	MXN	16,160,000	124,410

			1,288,389

Total Foreign Government Treasuries
(cost $5,229,352)			5,136,753

Registered Investment Companies — 4.9%
State Street Navigator Securities Lending Prime Portfolio(4) (cost $22,562,502)		22,562,502	22,562,502

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013 (cost $8,175,000)		$8,175,000	8,175,000

Security Description	Principal Amount(5)	Value (Note 2)

U.S. Government Agencies — 1.5%
Federal Home Loan Bank Disc. Notes 0.00% due 06/03/2013 (cost $6,950,000)	$6,950,000	$6,950,000

Total Short-Term Investment Securities
(cost $42,916,854)		42,824,255

TOTAL INVESTMENTS —
(cost $422,251,388)(6)	103.1%	479,281,720
Liabilities in excess of other assets	(3.1)	(14,221,547)

NET ASSETS —	100.0%	$465,060,173

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $14,152,710 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $154,801,863 representing 33.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Principal amount of security is adjusted for inflation.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2013.
(4)	At May 31, 2013, the Fund had loaned securities with a total value of $23,492,930. This was secured by collateral of $22,562,502, which was received in cash and subsequently invested in short-term investments currently value at $22,562,502 as reported in the portfolio of investments. The remaining collateral of $1,996,863 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.88%	06/15/2013 to 08/15/2042	$1,996,863

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

IDR—Indonesian Rupiah

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Investments, Inc.	EUR	154,000	USD	188,696	07/16/2013	$–	$(11,511)
	EUR	181,000	USD	223,535	07/19/2013	–	(11,778)
	EUR	906,864	USD	1,204,460	08/05/2013	25,346	–
	EUR	214,240	USD	268,271	08/23/2013	–	(10,319)
	EUR	907,853	NOK	6,799,000	08/26/2013	–	(25,601)
	EUR	290,394	USD	363,817	08/26/2013	–	(13,809)
	EUR	2,142,816	USD	2,719,702	09/10/2013	–	(67,095)
	EUR	80,778	USD	103,693	09/12/2013	–	(1,363)
	EUR	230,698	USD	298,673	09/16/2013	–	(1,371)
	EUR	54,521	USD	71,821	09/19/2013	909	–
	EUR	131,194	USD	170,523	09/24/2013	–	(117)
	EUR	45,404	USD	59,226	10/25/2013	156	–
	EUR	3,039,000	USD	4,105,993	02/11/2014	148,508	–
	EUR	271,769	USD	355,593	03/07/2014	1,606	–
	EUR	437,439	USD	569,869	03/10/2014	74	–
	EUR	130,161	USD	169,375	03/17/2014	–	(182)
	EUR	72,605	USD	94,285	03/21/2014	–	(299)
	EUR	188,102	USD	242,097	04/07/2014	–	(2,990)
	EUR	345,709	USD	451,565	04/25/2014	1,041	–
	JPY	22,560,000	USD	243,697	02/25/2014	18,651	–
	JPY	45,070,000	USD	487,325	02/27/2014	37,722	–
	USD	1,065,055	SGD	1,318,751	08/13/2013	–	(21,664)
	USD	392,046	SGD	485,000	08/19/2013	–	(8,313)
	USD	156,934	CLP	77,400,000	02/11/2014	–	(7,189)
	USD	404,442	CLP	200,300,000	03/05/2014	–	(17,838)

						234,013	(201,439)

Citibank N.A.	EUR	134,537	USD	174,642	07/26/2013	–	(273)
	EUR	97,289	USD	121,434	08/08/2013	–	(5,064)
	EUR	27,522	USD	34,395	08/09/2013	–	(1,391)
	EUR	1,203,000	USD	1,578,035	01/10/2014	11,920	–
	EUR	375,660	USD	499,628	01/14/2014	10,560	–
	EUR	2,172,000	USD	2,941,257	02/10/2014	112,834	–
	EUR	795,744	USD	1,039,600	03/10/2014	3,087	–
	EUR	89,576	USD	116,286	03/18/2014	–	(402)
	EUR	157,344	USD	204,657	03/26/2014	–	(328)
	JPY	80,345,200	USD	1,014,003	08/13/2013	213,933	–
	JPY	80,713,200	USD	1,014,001	11/12/2013	209,742	–
	JPY	80,524,000	USD	1,014,003	11/13/2013	211,623	–
	JPY	90,060,000	USD	974,596	02/13/2014	76,331	–
	JPY	44,980,000	USD	487,332	02/19/2014	38,668	–
	USD	81,909	INR	4,623,000	07/03/2013	–	(514)
	USD	81,908	INR	4,668,000	09/03/2013	–	(595)
	USD	327,873	CLP	159,543,000	10/28/2013	–	(15,578)
	USD	665,738	CLP	327,410,000	02/20/2014	–	(32,914)

						888,698	(57,059)

Deutsche Bank AG	EUR	375,671	MYR	1,491,000	07/18/2013	–	(8,755)
	EUR	425,107	MYR	1,683,000	07/22/2013	–	(11,421)
	EUR	133,000	USD	163,917	07/22/2013	–	(8,996)
	EUR	120,000	USD	147,701	07/23/2013	–	(8,312)
	EUR	552,097	MYR	2,164,000	07/25/2013	–	(21,983)
	EUR	805,343	SEK	6,934,000	07/29/2013	–	(1,458)
	EUR	686,000	USD	852,835	07/31/2013	–	(39,081)
	EUR	80,784	USD	101,534	08/28/2013	–	(3,518)
	EUR	2,772,183	SEK	23,782,000	09/24/2013	–	(23,593)
	EUR	137,755	USD	176,979	11/19/2013	–	(2,273)
	EUR	122,735	USD	159,611	11/29/2013	–	(109)
	EUR	1,428,000	USD	1,916,276	02/11/2014	56,687	–
	EUR	1,270,000	USD	1,662,303	03/07/2014	8,090	–
	EUR	234,000	USD	304,025	03/26/2014	–	(827)
	EUR	36,531	USD	47,104	03/31/2014	–	(491)
	EUR	119,927	USD	154,124	04/03/2014	–	(2,128)
	EUR	511,000	USD	657,734	04/04/2014	–	(8,052)
	EUR	133,071	USD	174,157	04/11/2014	765	–
	JPY	70,835,000	USD	894,630	11/13/2013	188,795	–
	JPY	691,920,000	USD	8,742,324	11/15/2013	1,847,592	–
	JPY	686,286,000	USD	8,467,806	11/19/2013	1,629,007	–
	JPY	58,120,000	USD	655,624	01/17/2014	76,107	–
	MYR	206,200	USD	65,732	06/21/2013	–	(725)
	MYR	912,824	USD	290,616	07/12/2013	–	(3,150)
	USD	196,997	INR	11,044,000	06/06/2013	–	(1,550)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	386,089	INR	21,477,000	06/07/2013	$–	$(6,082)
	USD	104,357	INR	5,815,000	06/11/2013	–	(1,546)
	USD	925,771	INR	51,060,000	06/17/2013	–	(24,049)
	USD	262,603	INR	14,554,000	06/18/2013	–	(5,628)
	USD	239,914	INR	13,258,000	06/20/2013	–	(5,910)
	USD	64,385	MYR	206,200	06/21/2013	2,072	–
	USD	653,692	SGD	816,200	06/21/2013	–	(7,933)
	USD	139,609	INR	7,808,000	06/28/2013	–	(2,007)
	USD	569,355	INR	31,543,000	07/12/2013	–	(14,892)
	USD	282,346	MYR	912,824	07/12/2013	11,420	–
	USD	1,095,738	MYR	3,540,000	07/15/2013	43,278	–
	USD	502,745	MYR	1,621,000	07/18/2013	18,716	–
	USD	194,036	INR	10,622,000	07/22/2013	–	(7,653)
	USD	798,763	MYR	2,557,000	07/22/2013	23,578	–
	USD	966,068	MYR	3,109,000	07/25/2013	33,596	–
	USD	390,708	INR	21,520,000	07/26/2013	–	(13,366)
	USD	211,166	INR	11,596,500	07/29/2013	–	(7,935)
	USD	305,394	INR	16,813,000	07/31/2013	–	(10,847)
	USD	504,609	SGD	624,000	08/07/2013	–	(10,906)
	USD	1,004,204	SGD	1,242,000	08/12/2013	–	(21,540)
	USD	588,807	SGD	727,000	08/19/2013	–	(13,604)
	USD	380,161	SGD	471,000	08/26/2013	–	(7,502)
	USD	137,383	INR	7,809,000	08/28/2013	–	(1,221)
	USD	607,355	SGD	758,100	09/19/2013	–	(7,512)
	USD	452,610	PHP	18,920,000	09/24/2013	–	(6,408)
	USD	370,847	CLP	179,490,000	09/30/2013	–	(18,387)
	USD	550,766	PHP	23,022,000	10/04/2013	–	(7,975)
	USD	125,941	MYR	394,093	10/16/2013	81	–
	USD	129,364	PHP	5,384,000	10/16/2013	–	(2,468)
	USD	406,064	MYR	1,259,000	10/23/2013	–	(3,642)
	USD	260,000	MYR	810,160	11/19/2013	–	(1,482)
	USD	337,310	MYR	1,043,400	01/08/2014	–	(5,385)
	USD	129,602	CLP	63,890,000	02/14/2014	–	(6,034)
	USD	275,131	CLP	136,080,000	02/25/2014	–	(12,256)
	USD	315,980	CLP	156,410,000	02/26/2014	–	(13,864)
	USD	483,846	CLP	239,310,000	02/27/2014	–	(21,652)
	USD	237,941	SGD	294,500	02/28/2014	–	(4,854)
	USD	347,409	CLP	171,950,000	03/03/2014	–	(15,455)
	USD	346,464	CLP	171,950,000	03/05/2014	–	(14,579)
	USD	383,110	CLP	190,310,000	03/06/2014	–	(15,824)
	USD	381,949	CLP	189,160,000	03/07/2014	–	(16,917)
	USD	372,099	CLP	184,040,000	03/13/2014	–	(17,156)
	USD	386,189	CLP	190,700,000	04/04/2014	–	(19,192)

						3,939,784	(520,085)

Goldman Sachs International	EUR	849,000	USD	1,136,471	02/21/2014	30,772	–
	JPY	45,170,000	USD	487,289	02/19/2014	36,730	–

						67,502	–

HSBC Bank PLC	EUR	686,000	USD	848,822	08/02/2013	–	(43,105)
	EUR	1,801,000	USD	2,341,300	10/17/2013	–	(1,628)
	EUR	372,921	USD	490,504	12/09/2013	5,165	–
	EUR	1,585,000	USD	2,143,475	02/10/2014	79,455	–
	INR	33,693,000	USD	596,381	06/04/2013	–	(114)
	JPY	67,990,000	USD	730,981	02/12/2014	52,851	–
	USD	616,258	INR	33,693,000	06/04/2013	–	(19,764)
	USD	102,946	INR	5,733,000	06/11/2013	–	(1,585)
	USD	261,885	INR	14,470,000	06/13/2013	–	(6,149)
	USD	522,101	SGD	652,000	06/21/2013	–	(6,254)
	USD	337,928	INR	18,740,000	06/28/2013	–	(7,670)
	USD	368,900	INR	20,286,000	07/29/2013	–	(13,384)
	USD	275,713	MYR	883,000	07/31/2013	8,091	–
	USD	1,950,294	KRW	2,228,406,400	08/09/2013	15,940	–
	USD	571,483	MYR	1,800,000	08/12/2013	6,572	–
	USD	291,947	SGD	363,500	08/15/2013	–	(4,346)
	USD	291,968	SGD	363,500	08/19/2013	–	(4,366)
	USD	168,415	INR	9,510,000	08/28/2013	–	(2,594)
	USD	204,994	INR	11,596,500	08/30/2013	–	(2,858)
	USD	587,234	INR	33,693,000	09/04/2013	–	(427)
	USD	90,610	PHP	3,800,000	09/30/2013	–	(1,007)
	USD	74,321	PHP	3,100,000	10/03/2013	–	(1,230)
	USD	442,705	PHP	18,467,000	10/04/2013	–	(7,308)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	662,002	PHP	27,532,000	10/07/2013	$–	$(12,933)
	USD	382,089	PHP	15,880,000	10/11/2013	–	(7,758)
	USD	545,419	MYR	1,680,000	10/22/2013	–	(8,397)
	USD	271,000	MYR	840,371	10/24/2013	–	(2,404)
	USD	154,747	MYR	483,000	11/20/2013	–	(634)
	USD	504,405	SGD	624,000	02/07/2014	–	(10,541)
	USD	1,130,429	MXN	14,850,450	03/10/2014	4,480	–
	USD	844,291	SGD	1,053,000	03/14/2014	–	(10,849)
	USD	694,962	SGD	867,000	03/19/2014	–	(8,728)

						172,554	(186,033)

JPMorgan Chase & Co.	EUR	551,773	MYR	2,164,000	07/29/2013	–	(21,767)
	EUR	686,000	USD	851,738	07/31/2013	–	(40,178)
	EUR	112,835	USD	142,141	08/29/2013	–	(4,592)
	EUR	548,072	USD	717,563	01/14/2014	4,034	–
	EUR	375,660	USD	500,511	01/22/2014	11,406	–
	EUR	2,128,000	USD	2,844,030	02/19/2014	72,670	–
	EUR	729,000	USD	955,495	04/14/2014	5,578	–
	JPY	99,670,000	USD	1,132,363	10/18/2013	139,399	–
	JPY	56,320,000	USD	714,494	11/13/2013	153,294	–
	JPY	105,540,000	USD	1,191,958	01/17/2014	139,615	–
	JPY	67,952,000	USD	730,957	02/12/2014	53,206	–
	JPY	45,100,000	USD	487,320	02/13/2014	37,489	–
	JPY	45,120,000	USD	487,299	02/18/2014	37,243	–
	MYR	5,625,000	USD	1,797,004	06/28/2013	–	(14,997)
	USD	1,737,023	MYR	5,625,000	06/28/2013	74,978	–
	USD	93,271	INR	5,104,000	07/22/2013	–	(3,712)
	USD	443,619	INR	24,362,000	07/29/2013	–	(16,670)
	USD	1,011,730	MYR	3,269,000	07/29/2013	39,098	–
	USD	1,467,735	SGD	1,831,000	07/31/2013	–	(19,070)
	USD	210,990	INR	11,460,000	08/06/2013	–	(10,432)
	USD	292,335	INR	16,267,000	08/16/2013	–	(8,127)
	USD	63,532	MYR	200,000	08/27/2013	628	–
	USD	86,658	SGD	106,000	09/19/2013	–	(2,786)
	USD	217,159	PHP	9,021,000	10/11/2013	–	(4,512)
	USD	294,866	MYR	916,000	10/18/2013	–	(1,987)
	USD	88,889	SGD	110,000	10/21/2013	–	(1,845)
	USD	269,031	MYR	833,000	10/31/2013	–	(2,908)
	USD	783,872	MYR	2,432,356	12/17/2013	–	(9,060)
	USD	68,437	MYR	210,000	01/16/2014	–	(1,665)
	USD	196,687	CLP	96,770,000	01/30/2014	–	(9,223)
	USD	432,067	MYR	1,342,000	01/30/2014	–	(5,723)
	USD	302,049	MYR	951,000	02/04/2014	–	(14)
	USD	142,276	CLP	70,000,000	02/21/2014	–	(6,994)
	USD	240,795	CLP	118,700,000	02/24/2014	–	(11,469)
	USD	65,097	CLP	32,200,000	02/28/2014	–	(2,914)
	USD	142,770	CLP	70,600,000	03/21/2014	–	(6,717)
	USD	199,253	CLP	98,979,000	04/28/2014	–	(9,217)
	USD	154,494	CLP	79,240,000	06/03/2014	–	(2,888)

						768,638	(219,467)

Morgan Stanley and Co., Inc.	EUR	147,275	SEK	1,283,353	07/16/2013	2,111	–
	EUR	126,818	SEK	1,094,428	07/22/2013	183	–
	USD	269,813	CLP	130,090,000	08/01/2013	–	(12,473)
	USD	1,179,815	SGD	1,467,690	08/01/2013	–	(18,596)
	USD	134,214	CLP	65,020,000	08/22/2013	–	(5,943)
	USD	310,271	CLP	152,700,000	01/13/2014	–	(13,913)
	USD	347,163	CLP	171,620,000	02/14/2014	–	(15,238)
	USD	170,648	CLP	84,360,000	02/24/2014	–	(7,666)
	USD	326,291	CLP	161,400,000	02/26/2014	–	(14,537)
	USD	154,141	CLP	76,300,000	03/10/2014	–	(6,945)
	USD	356,414	CLP	174,340,000	04/14/2014	–	(21,230)
	USD	317,145	CLP	156,210,000	04/21/2014	–	(17,022)
	USD	158,012	CLP	77,900,000	05/12/2014	–	(8,650)
	USD	557,856	CLP	280,490,000	05/22/2014	–	(20,581)

						2,294	(162,794)

UBS AG	EUR	1,065,710	SEK	9,282,820	07/16/2013	14,708	–
	EUR	685,000	USD	843,098	08/01/2013	–	(47,523)
	EUR	1,062,010	SEK	9,000,000	08/26/2013	–	(24,668)
	EUR	1,333,312	USD	1,668,240	08/26/2013	–	(65,588)
	EUR	214,699	USD	277,778	09/17/2013	–	(1,460)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	751,794	NOK	5,605,000	11/08/2013	$–	$(28,545)
	EUR	701,089	USD	897,464	11/20/2013	–	(14,827)
	EUR	195,111	USD	256,136	12/09/2013	2,209	–
	EUR	3,447,257	USD	4,514,634	01/13/2014	26,725	–
	EUR	664,629	USD	885,399	01/27/2014	20,019	–
	EUR	177,000	USD	240,039	02/03/2014	9,561	–
	EUR	1,629,000	USD	2,205,536	02/10/2014	84,219	–
	EUR	1,210,000	USD	1,622,973	02/13/2014	47,242	–

						204,683	(182,611)

Net Unrealized Appreciation/(Depreciation).						$6,278,166	$(1,529,488)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Canada	$4,320,224	$—	$—	$4,320,224
France	—	26,179,013	—	26,179,013
Germany	4,123,120	12,471,750	—	16,594,870
Ireland	1,557,180	3,153,713	—	4,710,893
Japan	5,320,313	11,310,263	—	16,630,576
South Korea	4,275,233	5,132,674	—	9,407,907
Spain	2,925,591	1,651,608	—	4,577,199
Switzerland	1,533,259	17,015,215	—	18,548,474
United Kingdom	4,392,497	37,339,523	—	41,732,020
United States	115,860,345	—	—	115,860,345
Other Countries*	—	40,548,104	—	40,548,104
Preferred Stock	2,542,763	—	—	2,542,763
Foreign Government Agencies	—	130,784,211	—	130,784,211
Foreign Government Treasuries	—	4,020,866	—	4,020,866
Short-Term Investment Securities:
Foreign Government Treasuries	—	5,136,753	—	5,136,753
Registered Investment Companies	22,562,502	—	—	22,562,502
Time Deposits	—	8,175,000	—	8,175,000
U.S. Government Agencies	—	6,950,000	—	6,950,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	6,278,166	—	6,278,166

Total	$169,413,027	$316,146,859	$—	$485,559,886

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$1,529,488	$—	$1,529,488

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $131,819,687 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

United States Treasury Notes	24.4%
Federal National Mtg. Assoc.	20.9
Federal Home Loan Mtg. Corp.	17.4
United States Treasury Bonds	10.1
Investment Companies	9.5
Government National Mtg. Assoc.	7.1
Registered Investment Companies	4.2
Federal Farm Credit Bank	3.6
Federal Home Loan Bank	1.9
Diversified Financial Services	1.0
Repurchase Agreements	1.0
Diversified Banking Institutions	0.4
Computers	0.3
Chemicals-Diversified	0.2
Banks-Commercial	0.2
Electric-Integrated	0.2
Multimedia	0.2
Banks-Super Regional	0.2
Cable/Satellite TV	0.2
Networking Products	0.2
Auto/Truck Parts & Equipment-Original	0.1
Real Estate Investment Trusts	0.1
Transport-Rail	0.1

103.5%

Credit Quality†#

Aaa	96.0%
Aa	2.1
A	0.7
Baa	1.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.96% due 08/15/2045(1)	$989,403	$122,048
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	359,208	386,303
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	219,527
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	322,563	322,756
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	341,918

Total Asset Backed Securities
(cost $1,352,907)		1,392,552

U.S. CORPORATE BONDS & NOTES — 2.0%
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	223,710

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	240,549

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	238,034

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	266,110

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	216,524
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	207,463

		423,987

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	175,449
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	230,618
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	211,035

		617,102

Electric-Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	256,180

Security Description	Principal Amount	Value (Note 2)

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	$200,000	$232,582

Real Estate Investment Trusts — 0.1%
CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	212,402

Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	86,591
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,282

		108,873

Total U.S. Corporate Bonds & Notes
(cost $2,697,377)		2,819,529

FOREIGN CORPORATE BONDS & NOTES — 9.9%
Banks-Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	261,575

Investment Companies — 9.5%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	12,000,000	12,970,140

Multimedia — 0.2%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	241,935

Telephone-Integrated — 0.0%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	60,000	59,818

Total Foreign Corporate Bonds & Notes
(cost $13,363,929)		13,533,468

U.S. GOVERNMENT AGENCIES — 50.9%
Federal Farm Credit Bank — 3.6%
3.35% due 10/21/2025	1,500,000	1,599,957
4.88% due 12/16/2015	2,000,000	2,222,800
4.88% due 01/17/2017	1,000,000	1,141,189

		4,963,946

Federal Home Loan Bank — 1.9%
4.75% due 09/11/2015	1,000,000	1,097,828
4.88% due 11/27/2013	1,000,000	1,023,063
5.38% due 06/14/2013	500,000	500,802

		2,621,693

Federal Home Loan Mtg. Corp. — 17.4%
4.50% due 09/01/2019	157,309	166,919
4.50% due 09/01/2039	1,964,097	2,114,169
4.50% due 11/01/2039	876,942	930,135
4.50% due 02/01/2040	1,264,975	1,342,496
4.50% due 04/01/2040	110,747	117,534
4.50% due 06/01/2040	387,116	410,840
4.50% due 08/01/2040	1,253,377	1,330,187
4.50% due 03/01/2041	3,318,774	3,520,193
4.50% due 04/01/2041	499,072	530,670
4.50% due 06/01/2041	942,701	1,002,387
4.75% due 11/17/2015#	3,000,000	3,315,891

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 12/14/2018	$1,000,000	$1,178,151
5.00% due 10/01/2034	58,135	62,440
5.50% due 12/01/2036	65,460	70,640
6.00% due 11/01/2033	168,794	187,393
6.50% due 02/01/2032	88,921	102,231
7.50% due 09/01/2016	6,763	6,781
8.00% due 02/01/2030	3,960	4,169
8.00% due 08/01/2030	656	802
8.00% due 06/01/2031	3,424	3,989
Federal Home Loan Mtg. Corp. FRS 2.75% due 12/01/2035	32,893	35,083
Federal Home Loan Mtg. Corp. REMIC
Series 4186, Class JE
2.00% due 03/15/2033	723,437	723,725
Series 3981, Class PA
3.00% due 04/15/2031	784,890	811,925
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,031,351
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,084,067
Series 3917, Class B
4.50% due 08/15/2026	465,000	522,867
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,687,137
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,126,748
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.30% due 05/15/2042	1,583,569	319,017

		23,739,937

Federal National Mtg. Assoc. — 20.9%
zero coupon due 10/09/2019	1,250,000	1,084,365
4.00% due 09/01/2040	313,241	330,353
4.00% due 10/01/2040	284,824	300,384
4.00% due 12/01/2040	324,281	341,997
4.00% due 01/01/2041	781,402	824,090
4.00% due 02/01/2041	3,639,724	3,841,540
4.00% due 03/01/2041	4,515,015	4,767,024
4.00% due 06/01/2042	2,481,142	2,692,670
5.00% due 02/01/2019	215,478	230,686
5.00% due 12/01/2036	127,057	137,043
5.50% due 12/01/2033	123,661	135,223
5.50% due 10/01/2034	242,878	266,195
6.00% due 06/01/2035	37,103	40,707
6.00% due 08/25/2037 STRIPS	1,064,946	146,103
6.50% due 02/01/2017	14,912	16,073
6.50% due 07/01/2032	18,613	21,128
7.00% due 09/01/2031	38,793	45,796
11.50% due 09/01/2019	26	26
12.00% due 01/15/2016	22	23
12.50% due 09/20/2015	11	11
13.00% due 11/15/2015	5	5
Federal National Mtg. Assoc. FRS
2.00% due 01/01/2036	20,226	21,482
2.23% due 02/01/2035	10,832	11,452
2.26% due 11/01/2034	34,826	36,334
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032	869,331	784,584
Series 2011-126, Class EC
2.00% due 04/25/2040	1,334,459	1,328,718
Series 2012-93, Class ME
2.50% due 01/25/2042	1,920,794	1,943,901

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2011-145, Class PB
3.50% due 01/25/2032	$2,500,000	$2,612,852
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,531,844
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,207,954
Series 2004-90, Class GC
4.35% due 11/25/2034	1,000,000	1,102,718
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,093,509
Series 2010-34, Class MB
4.50% due 12/25/2040	250,000	282,808
Series 2007-116, Class PB
5.50% due 08/25/2035	246,443	277,081
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA 6.36% due 10/25/2027	1,597,225	91,528

		28,548,207

Government National Mtg. Assoc. — 7.1%
4.50% due 02/20/2038	1,000,000	1,121,453
4.50% due 03/15/2038	188,799	202,062
4.50% due 03/15/2039	31,035	33,389
4.50% due 05/15/2039	756,029	813,393
4.50% due 06/15/2039	761,203	818,610
4.50% due 07/15/2039	890,836	960,044
4.50% due 09/15/2039	16,448	17,696
4.50% due 12/15/2039	273,573	294,330
4.50% due 04/15/2040	338,795	365,348
4.50% due 06/15/2040	1,235,217	1,328,360
4.50% due 08/15/2040	192,866	207,981
5.00% due 09/15/2035	5,697	6,182
5.00% due 02/15/2036	236,354	255,727
5.00% due 05/15/2036	16,141	17,335
6.00% due 01/15/2032	30,365	34,159
6.50% due 08/15/2031	67,925	79,419
7.50% due 02/15/2029	6,977	7,379
7.50% due 07/15/2030	461	530
7.50% due 01/15/2031	6,515	7,494
7.50% due 02/15/2031	1,655	1,673
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z
4.50% due 03/16/2034	754,712	833,694
Series 2005-21, Class Z
5.00% due 03/20/2035	1,052,123	1,204,365
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,121,953

		9,732,576

Total U.S. Government Agencies
(cost $67,169,256)		69,606,359

U.S. GOVERNMENT TREASURIES — 34.5%
United States Treasury Bonds — 10.1%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,535,875
2.00% due 01/15/2026 TIPS#(2)	2,321,926	2,835,834
3.75% due 08/15/2041#	6,000,000	6,563,436
3.88% due 08/15/2040	2,500,000	2,797,655

		13,732,800

United States Treasury Notes — 24.4%
0.25% due 05/15/2015	2,000,000	1,997,734
0.63% due 05/31/2017	1,000,000	992,891
1.63% due 08/15/2022	7,000,000	6,751,717
1.63% due 11/15/2022#	11,000,000	10,559,142
1.75% due 05/15/2022	2,000,000	1,960,000

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 02/15/2022#	$5,000,000	$5,024,610
2.63% due 08/15/2020	3,250,000	3,479,278
4.00% due 02/15/2015	1,000,000	1,063,008
4.25% due 08/15/2013	500,000	504,219
4.25% due 08/15/2015	1,000,000	1,085,312

		33,417,911

Total U.S. Government Treasuries
(cost $46,650,073)		47,150,711

Total Long-Term Investment Securities
(cost $131,233,542)		134,502,619

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(3)
(cost $5,742,058)	5,742,058	5,742,058

REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $1,266,001 and collateralized by $1,230,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $1,296,113	1,266,000	1,266,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	92,000	92,000

Total Repurchase Agreements
(cost $1,358,000)		1,358,000

TOTAL INVESTMENTS
(cost $138,333,600)(5)	103.5%	141,602,677
Liabilities in excess of other assets	(3.5)	(4,816,574)

NET ASSETS	100.0%	$136,786,103

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $14,502,219 representing 10.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	Principal amount of security is adjusted for inflation.
(3)	At May 31, 2013, the Fund had loaned securities with a total value of $6,773,200. This was secured by collateral of $5,742,058, which was received in cash and subsequently invested in short-term investments currently valued at $5,742,058 as reported in the portfolio of investments. Additional collateral of $1,188,095 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
Federal Home Loan Mtg. Corp.	2.25% to 32.25%	06/15/2031 to 04/15/2043	$424,461
Federal National Mtg. Assoc.	1.75% to 20.15%	01/25/2022 to 05/25/2043	573,765
Government National Mtg. Assoc.	1.67% to 3.00%	05/16/2039 to 03/16/2054	189,869

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

REMIC—Real	Estate Mortgage Investment Conduit
STRIPS—Separate	Trading of Registered Interest and Principal Securities
TIPS—Treasury	Inflation Protected Security
FRS—Floating	Rate Security
VRS—Variable	Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$1,392,552	$—	$1,392,552
U.S. Corporate Bonds & Notes	—	2,819,529	—	2,819,529
Foreign Corporate Bonds & Notes:
Investment Companies	—	12,970,140	—	12,970,140
Other Industries*	—	563,328	—	563,328
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	23,739,937	—	23,739,937
Federal National Mtg. Assoc.	—	28,548,207	—	28,548,207
Government National Mtg. Assoc.	—	9,732,576	—	9,732,576
Other U.S. Government Agencies*	—	7,585,639		7,585,639
U.S. Government Treasuries:
United States Treasury Bonds	—	13,732,800	—	13,732,800
United States Treasury Notes	—	33,417,911	—	33,417,911
Short-Term Investment Securities:
Registered Investment Companies	5,742,058	—	—	5,742,058
Repurchase Agreements	—	1,358,000	—	1,358,000

Total	$5,742,058	$135,860,619	$—	$141,602,677

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	5.9%
Medical — Drugs	5.7
Computers	5.0
Medical — Biomedical/Gene	3.9
Beverages — Non-alcoholic	3.5
Web Portals/ISP	3.2
Applications Software	2.9
Retail — Building Products	2.2
Agricultural Chemicals	2.1
Semiconductor Components — Integrated Circuits	2.1
Computers — Memory Devices	2.1
Oil Companies — Exploration & Production	2.1
Diversified Manufacturing Operations	2.1
Cable/Satellite TV	2.0
Commercial Services — Finance	2.0
Enterprise Software/Service	2.0
E-Commerce/Products	1.9
Tobacco	1.8
Retail — Restaurants	1.8
Retail — Discount	1.8
Computer Services	1.8
Oil — Field Services	1.7
Transport — Rail	1.6
Retail — Apparel/Shoe	1.5
Instruments — Controls	1.5
Transport — Services	1.2
Real Estate Investment Trusts	1.2
Metal Processors & Fabrication	1.2
Aerospace/Defense — Equipment	1.1
Telephone — Integrated	1.1
Time Deposits	1.1
Electronic Components — Semiconductors	1.0
Food — Misc./Diversified	1.0
Insurance — Property/Casualty	1.0
Cosmetics & Toiletries	0.9
Apparel Manufacturers	0.9
Medical Instruments	0.9
Medical Products	0.9
Multimedia	0.8
E-Commerce/Services	0.8
Food — Retail	0.8
Banks — Commercial	0.8
Pharmacy Services	0.7
Investment Management/Advisor Services	0.7
Broadcast Services/Program	0.7
Industrial Automated/Robotic	0.7
Aerospace/Defense	0.7
Motorcycle/Motor Scooter	0.7
Vitamins & Nutrition Products	0.6
Hotels/Motels	0.6
Oil Field Machinery & Equipment	0.6
Medical — Wholesale Drug Distribution	0.6
Real Estate Management/Services	0.6
Networking Products	0.6
Semiconductor Equipment	0.5
Banks — Super Regional	0.5
Electronic Design Automation	0.5
Retail — Vitamins & Nutrition Supplements	0.5
Television	0.5
Chemicals — Diversified	0.5
Entertainment Software	0.5
Computers — Integrated Systems	0.4
Textile — Home Furnishings	0.4
Chemicals — Specialty	0.4
Instruments — Scientific	0.4
Steel — Producers	0.4
Toys	0.3
Beverages — Wine/Spirits	0.3
Electronic Security Devices	0.3

Oil Refining & Marketing	0.3
Auto — Cars/Light Trucks	0.3
Electronic Measurement Instruments	0.3
Wireless Equipment	0.3
Retail — Drug Store	0.3
Machinery — Construction & Mining	0.3
Airlines	0.3
Finance — Credit Card	0.3
Internet Security	0.3
Electric Products — Misc.	0.3
Electric — Integrated	0.2
Machinery — Pumps	0.2
Diagnostic Kits	0.2
Food — Confectionery	0.2
Human Resources	0.2
Web Hosting/Design	0.2
Finance — Consumer Loans	0.2
Machine Tools & Related Products	0.2
Electronic Parts Distribution	0.2
Internet Infrastructure Software	0.2
Recreational Vehicles	0.2
Casino Services	0.2
Retail — Pet Food & Supplies	0.2
Poultry	0.2
Data Processing/Management	0.2
Containers — Paper/Plastic	0.2
Decision Support Software	0.2
Internet Content — Information/News	0.2
Retail — Major Department Stores	0.2
Respiratory Products	0.2
Exchange — Traded Funds	0.2
Internet Application Software	0.2
Diversified Minerals	0.2
Retail — Gardening Products	0.2
Dental Supplies & Equipment	0.1
Machinery — Electrical	0.1
Finance — Investment Banker/Broker	0.1
Electronic Components — Misc.	0.1
Finance — Other Services	0.1
Diversified Banking Institutions	0.1
Containers — Metal/Glass	0.1
Food — Catering	0.1
Medical Information Systems	0.1
Paper & Related Products	0.1
Finance — Leasing Companies	0.1
Rental Auto/Equipment	0.1
Casino Hotels	0.1
Internet Incubators	0.1
Auto/Truck Parts & Equipment — Original	0.1
Printing — Commercial	0.1
Building Products — Air & Heating	0.1
Insurance — Reinsurance	0.1
Filtration/Separation Products	0.1
Metal — Diversified	0.1
Building & Construction Products — Misc.	0.1
Gas — Distribution	0.1
Coffee	0.1
Transport — Truck	0.1
Consulting Services	0.1
Coatings/Paint	0.1
Internet Content — Entertainment	0.1
Retail — Regional Department Stores	0.1
Commercial Services	0.1
Batteries/Battery Systems	0.1

105.9%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Aerospace/Defense — 0.7%
Boeing Co.	50,934	$5,043,484
Rockwell Collins, Inc.#	9,825	636,169

		5,679,653

Aerospace/Defense - Equipment — 1.1%
B/E Aerospace, Inc.†	16,040	1,017,578
United Technologies Corp.	87,774	8,329,752

		9,347,330

Agricultural Chemicals — 2.1%
Agrium, Inc.	27,518	2,542,113
CF Industries Holdings, Inc.	5,601	1,069,567
Monsanto Co.	128,881	12,970,584
Syngenta AG(1)	2,798	1,097,947

		17,680,211

Airlines — 0.3%
Alaska Air Group, Inc.†#	25,273	1,436,012
Allegiant Travel Co.	9,009	833,422

		2,269,434

Apparel Manufacturers — 0.9%
Coach, Inc.	62,075	3,616,490
Hanesbrands, Inc.	28,034	1,397,775
Michael Kors Holdings, Ltd.†	17,543	1,102,051
Prada SpA(1)	64,300	616,212
Ralph Lauren Corp.	4,388	768,295

		7,500,823

Applications Software — 2.9%
Intuit, Inc.	29,116	1,701,539
Microsoft Corp.	608,353	21,219,353
NetSuite, Inc.†#	13,638	1,194,689

		24,115,581

Auto - Cars/Light Trucks — 0.3%
Tata Motors, Ltd. ADR	26,360	723,055
Toyota Motor Corp.(1)	31,300	1,846,309

		2,569,364

Auto/Truck Parts & Equipment - Original — 0.1%
BorgWarner, Inc.†	9,883	801,215

Banks - Commercial — 0.8%
Bank Mandiri Persero Tbk PT(1)	383,215	380,254
BOC Hong Kong Holdings, Ltd.(1)	71,500	237,058
CIT Group, Inc.†	39,721	1,830,344
Credicorp, Ltd.	3,687	507,405
Erste Group Bank AG(1)	22,662	719,043
Hang Seng Bank, Ltd.(1)	43,500	698,883
HDFC Bank, Ltd.(1)	40,690	503,879
Sberbank of Russia ADR#(1)	29,561	356,315
Standard Chartered PLC(1)	47,355	1,088,937

		6,322,118

Banks - Super Regional — 0.5%
SunTrust Banks, Inc.	131,554	4,221,568

Batteries/Battery Systems — 0.1%
EnerSys, Inc.#	8,187	407,958

Beverages - Non-alcoholic — 3.5%
Coca-Cola Co.	348,517	13,937,195
Monster Beverage Corp.†	33,325	1,819,211
PepsiCo, Inc.	163,618	13,215,426

		28,971,832

Security Description	Shares	Value (Note 2)

Beverages - Wine/Spirits — 0.3%
Beam, Inc.	20,352	$1,319,623
Brown-Forman Corp., Class B	21,529	1,481,626

		2,801,249

Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class C†	39,773	2,782,917
Scripps Networks Interactive, Inc., Class A#	47,297	3,185,926

		5,968,843

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.	14,502	613,145

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.(1)	17,700	767,341

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	282,097	11,326,194
DIRECTV†	16,636	1,016,959
Kabel Deutschland Holding AG(1)	10,111	957,049
Liberty Global PLC, Class A†#	21,097	1,554,849
Time Warner Cable, Inc.	19,529	1,865,215

		16,720,266

Casino Hotels — 0.1%
Sands China, Ltd.(1)	175,200	930,587

Casino Services — 0.2%
Bally Technologies, Inc.†#	26,238	1,494,254

Chemicals - Diversified — 0.5%
Croda International PLC(1)	12,819	478,256
Huntsman Corp.	78,149	1,519,998
LyondellBasell Industries NV, Class A	759	50,587
PPG Industries, Inc.	11,346	1,742,859

		3,791,700

Chemicals - Specialty — 0.4%
NewMarket Corp.#	5,135	1,408,223
WR Grace & Co.†	23,663	1,999,760

		3,407,983

Coatings/Paint — 0.1%
Valspar Corp.	7,284	522,044

Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	7,857	574,582

Commercial Services — 0.1%
Medifast, Inc.†#	17,443	502,533

Commercial Services - Finance — 2.0%
Alliance Data Systems Corp.†#	6,279	1,111,948
Mastercard, Inc., Class A	23,763	13,550,851
Moody’s Corp.	26,890	1,786,571

		16,449,370

Computer Services — 1.8%
Accenture PLC, Class A	31,719	2,604,447
International Business Machines Corp.	58,051	12,075,769

		14,680,216

Computers — 5.0%
Apple, Inc.	91,947	41,346,727

Computers - Integrated Systems — 0.4%
Jack Henry & Associates, Inc.	4,138	194,196
Riverbed Technology, Inc.†#	168,153	2,599,645
Teradata Corp.†	13,769	767,622

		3,561,463

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computers - Memory Devices — 2.1%
EMC Corp.†	399,111	$9,881,989
NetApp, Inc.†	195,492	7,336,815
Western Digital Corp.	1,123	71,108

		17,289,912

Consulting Services — 0.1%
Verisk Analytics, Inc., Class A†	8,979	528,145

Consumer Products-Misc. — 0.0%
Kimberly - Clark Corp.	2,282	220,966

Containers - Metal/Glass — 0.1%
Owens - Illinois, Inc.†	37,549	1,030,720

Containers - Paper/Plastic — 0.2%
Packaging Corp. of America	29,743	1,457,407

Cosmetics & Toiletries — 0.9%
Colgate - Palmolive Co.	21,342	1,234,421
Estee Lauder Cos., Inc., Class A	58,128	3,939,916
Procter & Gamble Co.	24,172	1,855,443
Unicharm Corp.(1)	13,700	766,199

		7,795,979

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	19,039	1,332,730
Dun & Bradstreet Corp.#	1,346	132,096

		1,464,826

Decision Support Software — 0.2%
MSCI, Inc.†	40,829	1,438,814

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	29,337	1,225,113

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†#	23,758	1,958,610

Diversified Banking Institutions — 0.1%
Lloyds Banking Group PLC†(1)	1,132,922	1,039,604

Diversified Manufacturing Operations — 2.1%
3M Co.	1,770	195,178
Carlisle Cos., Inc.	3,091	202,182
Danaher Corp.	95,034	5,875,002
Ingersoll-Rand PLC	34,921	2,009,005
Parker Hannifin Corp.	50,746	5,062,421
Textron, Inc.#	139,569	3,762,780

		17,106,568

Diversified Minerals — 0.2%
BHP Billiton, Ltd.#(1)	39,284	1,280,221

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	21,472	5,776,612
eBay, Inc.†	160,837	8,701,282
Rakuten, Inc.#(1)	119,458	1,324,085

		15,801,979

E-Commerce/Services — 0.8%
Expedia, Inc.#	84,962	4,881,917
priceline.com, Inc.†	2,380	1,913,353

		6,795,270

Electric Products - Misc. — 0.3%
Emerson Electric Co.	35,872	2,061,205

Electric - Integrated — 0.2%
DTE Energy Co.	30,684	2,043,861

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. — 0.1%
Garmin, Ltd.#	31,979	$1,117,026

Electronic Components - Semiconductors — 1.0%
Altera Corp.	65,168	2,162,926
Broadcom Corp., Class A	44,897	1,612,251
Freescale Semiconductor, Ltd.†#	122,768	1,954,467
Intel Corp.	24,886	604,232
Texas Instruments, Inc.	60,536	2,172,637

		8,506,513

Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†#	201,628	3,050,632
Synopsys, Inc.†	28,876	1,052,530

		4,103,162

Electronic Measurement Instruments — 0.3%
Trimble Navigation, Ltd.†	91,049	2,540,267

Electronic Parts Distribution — 0.2%
Avnet, Inc.†	45,961	1,570,028

Electronic Security Devices — 0.3%
Tyco International, Ltd.	82,206	2,779,385

Enterprise Software/Service — 2.0%
CA, Inc.	48,166	1,315,413
Oracle Corp.	431,062	14,552,653
SAP AG ADR#	6,561	481,840

		16,349,906

Entertainment Software — 0.5%
Electronic Arts, Inc.†	163,007	3,747,531

Filtration/Separation Products — 0.1%
Pall Corp.	10,554	719,783

Finance - Consumer Loans — 0.2%
Ocwen Financial Corp.†	33,706	1,441,942
World Acceptance Corp.†#	3,405	314,486

		1,756,428

Finance - Credit Card — 0.3%
Visa, Inc., Class A	12,270	2,185,778

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	56,460	1,121,296

Finance - Leasing Companies — 0.1%
ORIX Corp.(1)	73,700	968,873

Finance - Other Services — 0.1%
IntercontinentalExchange, Inc.†	6,463	1,106,530

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.#	853	42,889

Food - Catering — 0.1%
Compass Group PLC(1)	78,154	1,025,740

Food - Confectionery — 0.2%
Hershey Co.#	20,788	1,852,419

Food - Misc./Diversified — 1.0%
Annie’s, Inc.†	23,014	895,475
General Mills, Inc.	37,641	1,772,138
Ingredion, Inc.	18,990	1,293,599
Mondelez International, Inc., Class A	36,646	1,079,591
Pinnacle Foods, Inc.	56,099	1,377,791
Unilever NV CVA(1)	48,902	1,982,849

		8,401,443

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Retail — 0.8%
Carrefour SA(1)	27,970	$814,574
Jeronimo Martins SGPS SA(1)	24,808	527,553
Safeway, Inc.#	20,343	468,092
Whole Foods Market, Inc(3).	89,482	4,640,536

		6,450,755

Gas - Distribution — 0.1%
ENN Energy Holdings, Ltd.#(1)	104,000	586,599

Hotel/Motels — 0.6%
Marriott International, Inc., Class A	119,689	5,028,135

Human Resources — 0.2%
Adecco SA(1)	12,162	675,914
Capita PLC(1)	79,356	1,156,131

		1,832,045

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	66,566	5,859,139

Instruments - Controls — 1.5%
Honeywell International, Inc.	157,928	12,391,031

Instruments - Scientific — 0.4%
Waters Corp.†	30,296	2,929,926

Insurance - Property/Casualty — 1.0%
Amtrust Financial Services, Inc.#	13,615	449,703
First American Financial Corp.	6,496	155,125
HCI Group Inc.#	46,416	1,613,420
Travelers Cos., Inc.	71,847	6,015,031

		8,233,279

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc., Class B†	6,590	751,721

Internet Application Software — 0.2%
Splunk, Inc.†	28,110	1,314,424

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	21,049	512,543

Internet Content - Information/News — 0.2%
LinkedIn Corp., Class A†	8,566	1,435,062

Internet Incubators — 0.1%
HomeAway, Inc.†#	29,698	908,165

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	18,676	1,554,030

Internet Security — 0.3%
Symantec Corp.	95,352	2,134,931

Investment Management/Advisor Services — 0.7%
Franklin Resources, Inc.	29,879	4,625,568
T. Rowe Price Group, Inc.	9,921	752,607
Waddell & Reed Financial, Inc., Class A	13,903	640,094

		6,018,269

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	28,027	1,676,015

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	27,521	2,361,302

Machinery - Electrical — 0.1%
Regal - Beloit Corp.	16,731	1,129,510

Machinery - Pumps — 0.2%
Flowserve Corp.	11,742	1,974,182

Medical Information Systems — 0.1%
Cerner Corp.†#	10,348	1,017,001

Security Description	Shares	Value (Note 2)

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	8,661	$4,309,107
Medtronic, Inc.	28,388	1,448,072
St. Jude Medical, Inc.	39,367	1,701,836

		7,459,015

Medical Products — 0.9%
Becton, Dickinson and Co.#	18,057	1,780,781
CareFusion Corp.†	39,049	1,435,051
Cooper Cos., Inc.	13,526	1,528,573
Covidien PLC	30,878	1,963,841
Zimmer Holdings, Inc.	8,221	645,431

		7,353,677

Medical-Biomedical/Gene — 3.9%
Alexion Pharmaceuticals, Inc.†	42,707	4,165,641
Amgen, Inc.	95,797	9,630,472
Biogen Idec, Inc.†	4,120	978,459
Celgene Corp.†	27,924	3,452,803
CSL, Ltd.(1)	9,237	523,642
Cubist Pharmaceuticals, Inc.†#	21,989	1,208,296
Gilead Sciences, Inc.†	164,974	8,987,783
Regeneron Pharmaceuticals, Inc.†	13,590	3,287,013

		32,234,109

Medical - Drugs — 5.7%
Abbott Laboratories	70,534	2,586,482
AbbVie, Inc.	210,476	8,985,221
Alkermes PLC†	9,335	291,719
Allergan, Inc.	56,278	5,599,098
Bristol - Myers Squibb Co.	253,513	11,664,133
Eli Lilly & Co.	107,221	5,699,868
Grifols SA(1)	21,400	783,129
Johnson & Johnson	77,652	6,536,745
Novo Nordisk A/S, Class B(1)	7,214	1,158,139
Roche Holding AG(1)	6,371	1,576,442
Sanofi(1)	9,237	971,403
Zoetis, Inc.#	37,734	1,207,488

		47,059,867

Medical - Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	29,216	1,580,001
Cardinal Health, Inc.	70,742	3,322,045

		4,902,046

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	40,732	8,713,390
SKF AB, Class B(1)	31,574	761,898

		9,475,288

Metal - Diversified — 0.1%
Rio Tinto PLC(1)	15,782	680,940

Motorcycle/Motor Scooter — 0.7%
Harley - Davidson, Inc.	101,747	5,549,281

Multimedia — 0.8%
Viacom, Inc., Class B	105,336	6,940,589

Networking Products — 0.6%
Cisco Systems, Inc.	196,200	4,724,496

Oil Companies - Exploration & Production — 2.1%
BG Group PLC(1)	99,761	1,815,636
Continental Resources, Inc.†#	11,417	926,261
EOG Resources, Inc.	38,502	4,970,608
EQT Corp.	10,210	815,575
Noble Energy, Inc.(3)	76,254	4,396,043

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Occidental Petroleum Corp.	45,976	$4,233,010

		17,157,133

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	81,379	4,953,540

Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.#	26,924	492,979
CVR Energy, Inc.#	12,868	808,239
Western Refining, Inc.#	41,806	1,395,066

		2,696,284

Oil - Field Services — 1.7%
Core Laboratories NV	11,545	1,590,439
Oceaneering International, Inc.	81,245	5,888,638
RPC, Inc.#	11,669	146,913
Schlumberger, Ltd.	81,506	5,952,383

		13,578,373

Paper & Related Products — 0.1%
Svenska Cellulosa AB, Class B(1)	40,262	1,000,237

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	99,228	6,164,043

Poultry — 0.2%
Sanderson Farms, Inc.	21,468	1,479,575

Printing - Commercial — 0.1%
Deluxe Corp.#	20,794	777,696

Real Estate Investment Trusts — 1.2%
American Campus Communities, Inc.	49,641	2,026,842
American Tower Corp.	17,394	1,353,949
Simon Property Group, Inc.	37,465	6,235,675

		9,616,466

Real Estate Management/Services — 0.6%
BR Malls Participacoes SA	34,200	351,293
CBRE Group, Inc., Class A†	122,159	2,831,646
Realogy Holdings Corp.†	30,202	1,559,631

		4,742,570

Recreational Vehicles — 0.2%
Polaris Industries, Inc.#	16,186	1,545,925

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†#	16,912	961,278

Respiratory Products — 0.2%
ResMed, Inc.#	29,347	1,408,656

Retail - Apparel/Shoe — 1.5%
American Eagle Outfitters, Inc.	55,645	1,101,215
Buckle, Inc.#	9,049	483,940
Chico’s FAS, Inc.	87,082	1,572,701
Foot Locker, Inc.	44,044	1,511,590
Gap, Inc.	44,049	1,786,187
PVH Corp.	26,927	3,101,721
Urban Outfitters, Inc.†	72,714	3,048,898

		12,606,252

Retail - Building Products — 2.2%
Home Depot, Inc.	148,971	11,718,059
Lowe’s Cos., Inc.	142,077	5,982,862

		17,700,921

Security Description	Shares	Value (Note 2)

Retail - Discount — 1.8%
Costco Wholesale Corp.	63,705	$6,986,528
Wal - Mart Stores, Inc.	103,180	7,721,991

		14,708,519

Retail - Drug Store — 0.3%
CVS Caremark Corp.	29,734	1,712,083
Rite Aid Corp.†#	244,754	719,577

		2,431,660

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	11,182	1,252,160

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	27,895	1,411,766

Retail - Pet Food & Supplies — 0.2%
PetSmart, Inc.#	21,993	1,484,528

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	10,583	511,582

Retail - Restaurants — 1.8%
Cracker Barrel Old Country Store, Inc.	4,407	394,250
McDonald’s Corp.	101,646	9,815,954
Starbucks Corp.	77,690	4,899,909

		15,110,113

Retail - Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	90,288	4,065,669

Semiconductor Components - Integrated Circuits — 2.1%
Analog Devices, Inc.	28,811	1,323,289
Linear Technology Corp.	125,188	4,694,550
QUALCOMM, Inc.	178,286	11,317,596

		17,335,435

Semiconductor Equipment — 0.5%
ASML Holding NV# (NY Registered Shares)	8,540	694,046
ASML Holding NV(1)	9,678	798,011
Teradyne, Inc.†#	165,314	2,965,733

		4,457,790

Steel - Producers — 0.4%
Nucor Corp.	64,617	2,876,103

Telephone - Integrated — 1.1%
Atlantic Tele - Network, Inc.	9,143	455,047
Verizon Communications, Inc.	178,500	8,653,680

		9,108,727

Television — 0.5%
CBS Corp., Class B	77,347	3,828,677

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	31,830	3,538,541

Tobacco — 1.8%
Philip Morris International, Inc.	166,526	15,138,879

Toys — 0.3%
Hasbro, Inc.#	29,476	1,311,093
Mattel, Inc.	34,867	1,560,298

		2,871,391

Transport - Rail — 1.6%
Canadian Pacific Railway, Ltd.	8,652	1,150,317
Union Pacific Corp.	79,001	12,215,135

		13,365,452

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Services — 1.2%
FedEx Corp.	9,133	$879,873
United Parcel Service, Inc., Class B	101,748	8,740,153

		9,620,026

Transport - Truck — 0.1%
Swift Transportation Co.†	31,942	537,903

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	47,001	3,810,371
USANA Health Sciences, Inc.†#	21,207	1,486,399

		5,296,770

Web Hosting/Design — 0.2%
Equinix, Inc.†#	8,720	1,767,021

Web Portals/ISP — 3.2%
Google, Inc., Class A†	30,112	26,209,786

Wireless Equipment — 0.3%
SBA Communications Corp., Class A†	33,573	2,527,040

Total Common Stock
(cost $675,855,703)		812,775,446

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth Index Fund (cost $1,338,183)	18,603	1,382,017

Total Long-Term Investment Securities
(cost $677,193,886)		814,157,463

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 5.9%
State Street Navigator Securities Lending Prime Portfolio(2)	49,044,723	$49,044,723

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$8,973,000	8,973,000

Total Short-Term Investment Securities
(cost $58,017,723)		58,017,723

TOTAL INVESTMENTS
(cost $735,211,609)(4)	105.9%	872,175,186
Liabilities in excess of other assets	(5.9)	(48,634,243)

NET ASSETS	100.0%	$823,540,943

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $32,895,889 representing 4.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2013, the Fund had loaned securities with a total value of $47,563,845. This was secured by collateral of $49,044,723, which was received in cash and subsequently invested in short-term investments currently value at $49,044,723 as reported in the portfolio of investments. The remaining collateral of $17,000 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	1.00% to 4.38%	09/30/2015 to 08/15/2042	$17,000

(3)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $ 9,036,599 representing 1.10% of net assets.

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Agricultural Chemicals	$16,582,264	$1,097,947	$—	$17,680,211
Apparel Manufacturers	6,884,611	616,212	—	7,500,823
Auto - Cars/Light Trucks	723,055	1,846,309	—	2,569,364
Banks - Commercial	2,337,749	3,984,369	—	6,322,118
Building Products - Air & Heating	—	767,341	—	767,341
Cable/Satellite TV	15,763,217	957,049	—	16,720,266
Casino Hotels	—	930,587	—	930,587
Chemicals - Diversified	3,313,444	478,256	—	3,791,700
Computers	41,346,727	—	—	41,346,727
Cosmetics & Toiletries	7,029,780	766,199	—	7,795,979
Diversified Banking Institutions	—	1,039,604	—	1,039,604
Diversified Minerals	—	1,280,221	—	1,280,221
E-Commerce/Products	14,477,894	1,324,085	—	15,801,979
Finance - Leasing Companies	—	968,873	—	968,873
Food - Catering	—	1,025,740	—	1,025,740
Food - Misc./Diversified	6,418,594	1,982,849	—	8,401,443
Food - Retail	5,108,628	1,342,127	—	6,450,755
Gas - Distribution	—	586,599	—	586,599
Human Resources	—	1,832,045	—	1,832,045
Medical-Biomedical/Gene	31,710,467	523,642	—	32,234,109
Medical-Drugs	42,570,754	4,489,113	—	47,059,867
Metal Processors & Fabrication	8,713,390	761,898	—	9,475,288
Metal - Diversified	—	680,940	—	680,940
Oil Companies - Exploration & Production	15,341,497	1,815,636	—	17,157,133
Paper & Related Products	—	1,000,237	—	1,000,237
Semiconductor Equipment	3,659,779	798,011	—	4,457,790
Other Industries*	557,897,707	—	—	557,897,707
Exchange-Traded Funds	1,382,017	—	—	1,382,017
Short-Term Investment Securities:
Registered Investment Companies	49,044,723	—	—	49,044,723
Time Deposits	—	8,973,000	—	8,973,000

Total	$830,306,297	$41,868,889	$—	$872,175,186

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $17,095,925 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	7.5%
Medical — Drugs	5.4
Applications Software	5.0
Registered Investment Companies	4.8
Repurchase Agreements	4.5
Banks — Super Regional	3.5
Medical-Biomedical/Gene	3.2
Oil Companies — Exploration & Production	3.2
Oil Companies — Integrated	3.2
Cellular Telecom	3.2
Electronic Components — Semiconductors	2.8
Networking Products	2.7
Instruments — Controls	2.6
Aerospace/Defense	2.4
Web Portals/ISP	2.1
Finance — Credit Card	2.0
Oil Field Machinery & Equipment	2.0
Insurance — Multi-line	2.0
Medical — HMO	1.9
Cosmetics & Toiletries	1.8
Transport — Services	1.8
Beverages — Non-alcoholic	1.8
Tobacco	1.8
Pharmacy Services	1.8
Diversified Manufacturing Operations	1.7
Retail — Restaurants	1.7
Multimedia	1.6
Gold Mining	1.5
Enterprise Software/Service	1.5
Metal — Copper	1.4
Oil — Field Services	1.2
Airlines	1.2
Apparel Manufacturers	1.1
Private Equity	1.0
Rental Auto/Equipment	1.0
Commercial Services — Finance	1.0
Athletic Footwear	0.9
E-Commerce/Services	0.9
Food — Retail	0.9
Computers	0.7
Casino Hotels	0.7
Semiconductor Equipment	0.7
Therapeutics	0.7
Building — Residential/Commercial	0.7
Electric Products — Misc.	0.5
Retail — Sporting Goods	0.5
Retail — Major Department Stores	0.5
Retail — Drug Store	0.5
E-Commerce/Products	0.5
Internet Content — Information/News	0.5
Chemicals — Diversified	0.5
Internet Application Software	0.4
Investment Management/Advisor Services	0.4
Building & Construction Products — Misc.	0.4
Retail — Jewelry	0.4
Telephone — Integrated	0.4
Oil Refining & Marketing	0.4
Aerospace/Defense — Equipment	0.4
Consulting Services	0.4
Cable/Satellite TV	0.3
Semiconductor Components — Integrated Circuits	0.3
Medical Products	0.3
Data Processing/Management	0.2

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.6%
Aerospace/Defense — 2.4%
Boeing Co.#	23,068	$2,284,193

Aerospace/Defense - Equipment — 0.4%
United Technologies Corp.#	3,573	339,078

Airlines — 1.2%
US Airways Group, Inc.†#	66,900	1,175,433

Apparel Manufacturers — 1.1%
Michael Kors Holdings, Ltd.†	11,218	704,715
Under Armour, Inc., Class A†#	5,932	367,784

		1,072,499

Applications Software — 5.0%
Microsoft Corp.#	98,957	3,451,620
Red Hat, Inc.†#	11,037	532,314
Salesforce.com, Inc.†#	12,935	547,539
ServiceNow, Inc.†#	7,676	282,170

		4,813,643

Athletic Footwear — 0.9%
NIKE, Inc., Class B	14,545	896,845

Banks - Super Regional — 3.5%
US Bancorp	44,200	1,549,652
Wells Fargo & Co.	43,573	1,766,885

		3,316,537

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	15,231	609,088
PepsiCo, Inc.	13,400	1,082,318

		1,691,406

Building & Construction Products - Misc. — 0.4%
Fortune Brands Home & Security, Inc.#	8,896	376,123

Building - Residential/Commercial — 0.7%
D.R. Horton, Inc.#	17,503	426,373
PulteGroup, Inc.†#	11,200	241,808

		668,181

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	8,274	332,201

Casino Hotels — 0.7%
Las Vegas Sands Corp.	11,730	679,167

Cellular Telecom — 3.2%
NII Holdings, Inc.†#	156,000	1,202,760
Sprint Nextel Corp.†	74,560	544,288
Vodafone Group PLC ADR	43,782	1,267,489

		3,014,537

Chemicals - Diversified — 0.5%
LyondellBasell Industries NV, Class A	6,877	458,352

Commercial Services - Finance — 1.0%
Alliance Data Systems Corp.†#	3,233	572,532
Mastercard, Inc., Class A	606	345,571

		918,103

Computers — 0.7%
Apple, Inc.	1,517	682,165

Consulting Services — 0.4%
Verisk Analytics, Inc., Class A†	5,724	336,686

Cosmetics & Toiletries — 1.8%
Estee Lauder Cos., Inc., Class A	5,214	353,405
Procter & Gamble Co.	17,923	1,375,769

		1,729,174

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,395	$237,650

Diversified Banking Institutions — 7.5%
Bank of America Corp.	132,600	1,811,316
Citigroup, Inc.	43,984	2,286,728
Goldman Sachs Group, Inc.	4,316	699,537
JPMorgan Chase & Co.	44,045	2,404,417

		7,201,998

Diversified Manufacturing Operations — 1.7%
General Electric Co.	44,155	1,029,695
Pentair, Ltd.	10,176	592,650

		1,622,345

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,720	462,732

E-Commerce/Services — 0.9%
priceline.com, Inc.†	1,106	889,147

Electric Products - Misc. — 0.5%
AMETEK, Inc.	11,908	513,830

Electronic Components - Semiconductors — 2.8%
Freescale Semiconductor, Ltd.†	25,104	399,656
Intel Corp.	95,062	2,308,105

		2,707,761

Enterprise Software/Service — 1.5%
Oracle Corp.#	22,740	767,702
QLIK Technologies, Inc.†	9,305	286,222
Workday, Inc., Class A†	5,496	353,008

		1,406,932

Finance - Credit Card — 2.0%
American Express Co.#	12,175	921,769
Visa, Inc., Class A#	5,801	1,033,390

		1,955,159

Food - Retail — 0.9%
Whole Foods Market, Inc.	16,034	831,523

Gold Mining — 1.5%
Kinross Gold Corp.	220,800	1,415,328

Instruments - Controls — 2.6%
Honeywell International, Inc.	31,708	2,487,810

Insurance - Multi-line — 2.0%
MetLife, Inc.	43,900	1,940,819

Internet Application Software — 0.4%
Splunk, Inc.†#	8,989	420,326

Internet Content - Information/News — 0.5%
LinkedIn Corp., Class A†	2,736	458,362

Investment Management/Advisor Services — 0.4%
Virtus Investment Partners, Inc.†	1,630	377,932

Medical Products — 0.3%
Sirona Dental Systems, Inc.†	3,561	252,617

Medical - Biomedical/Gene — 3.2%
Biogen Idec, Inc.†	3,551	843,327
Celgene Corp.†	2,582	319,265
Gilead Sciences, Inc.†#	22,019	1,199,595
Illumina, Inc.†#	10,441	734,211

		3,096,398

Medical - Drugs — 5.4%
Allergan, Inc.	7,172	713,542

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Bristol-Myers Squibb Co.	14,780	$680,028
Johnson & Johnson	13,345	1,123,382
Merck & Co., Inc.	26,704	1,247,077
Pfizer, Inc.	44,267	1,205,390
Quintiles Transnational Holdings, Inc.†	5,346	235,438

		5,204,857

Medical - HMO — 1.9%
UnitedHealth Group, Inc.#	29,302	1,835,184

Metal - Copper — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	44,694	1,387,749

Multimedia — 1.6%
Viacom, Inc., Class B	9,271	610,866
Walt Disney Co.	13,936	879,083

		1,489,949

Networking Products — 2.7%
Cisco Systems, Inc.	105,958	2,551,469

Oil Companies - Exploration & Production — 3.2%
Anadarko Petroleum Corp.	7,052	616,838
Cobalt International Energy, Inc.†	17,607	456,726
Devon Energy Corp.	13,350	758,948
Occidental Petroleum Corp.	13,400	1,233,738

		3,066,250

Oil Companies - Integrated — 3.2%
Chevron Corp.	8,755	1,074,676
Exxon Mobil Corp.	13,326	1,205,603
Marathon Oil Corp.	22,000	756,580

		3,036,859

Oil Field Machinery & Equipment — 2.0%
Cameron International Corp.†	6,578	400,403
National Oilwell Varco, Inc.	22,100	1,553,630

		1,954,033

Oil Refining & Marketing — 0.4%
Tesoro Corp.	5,554	342,404

Oil - Field Services — 1.2%
Halliburton Co.	28,517	1,193,436

Pharmacy Services — 1.8%
Express Scripts Holding Co.†	27,100	1,683,452

Private Equity — 1.0%
Blackstone Group LP	22,471	491,890
KKR & Co. LP	24,520	477,650

		969,540

Rental Auto/Equipment — 1.0%
Hertz Global Holdings, Inc.†#	14,497	374,457
United Rentals, Inc.†#	9,770	555,327

		929,784

Retail - Drug Store — 0.5%
Walgreen Co.#	10,302	492,024

Retail - Jewelry — 0.4%
Tiffany & Co.#	4,794	372,877

Retail - Major Department Stores — 0.5%
Nordstrom, Inc.#	8,390	493,500

Retail - Restaurants — 1.7%
Starbucks Corp.	15,910	1,003,443
Yum! Brands, Inc.	8,577	581,092

		1,584,535

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.	9,720	$508,745

Semiconductor Components - Integrated Circuits — 0.3%
Analog Devices, Inc.	7,026	322,704

Semiconductor Equipment — 0.7%
Lam Research Corp.†#	14,340	670,825

Telephone - Integrated — 0.4%
Verizon Communications, Inc.	7,531	365,103

Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†	5,413	339,395
Onyx Pharmaceuticals, Inc.†#	3,467	330,925

		670,320

Tobacco — 1.8%
Altria Group, Inc.	46,790	1,689,119

Transport - Services — 1.8%
FedEx Corp.	17,768	1,711,769

Web Portals/ISP — 2.1%
Google, Inc., Class A†	2,301	2,002,813

Total Long-Term Investment Securities
(cost $82,654,390)		89,592,292

SHORT TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,590,810)	4,590,810	4,590,810

REPURCHASE AGREEMENT — 4.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $4,274,000)	$4,274,000	4,274,000

TOTAL INVESTMENTS
(cost $91,519,200)(3)	102.9%	98,457,102
Liabilities in excess of other assets	(2.9)	(2,790,469)

NET ASSETS	100.0%	$95,666,633

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $4,665,696. This was secured by collateral of $4,590,810 which was received in cash and subsequently invested in short-term investments currently valued at $4,590,810 as reported in the portfolio of investments. Additional collateral of $243,650 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 08/15/2023	$243,650

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$4,813,643	$—	$—	$4,813,643
Diversified Banking Institutions	7,201,998	—	—	7,201,998
Medical-Drugs	5,204,857	—	—	5,204,857
Other Industries*	72,371,794	—	—	72,371,794
Short-Term Investment Securities:
Registered Investment Companies	4,590,810	—	—	4,590,810
Repurchase Agreement	—	4,274,000	—	4,274,000

Total	$94,183,102	$4,274,000	$—	$98,457,102

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	27.7%
Medical — Drugs	19.5
Medical Products	8.0
Therapeutics	8.0
Medical — HMO	5.8
Pharmacy Services	4.4
Registered Investment Companies	3.5
Medical Instruments	3.0
Medical — Hospitals	3.0
Medical — Wholesale Drug Distribution	2.3
Medical Labs & Testing Services	1.9
Instruments — Scientific	1.5
Medical — Generic Drugs	1.4
Consulting Services	1.1
Medical Information Systems	0.9
Electronic Measurement Instruments	0.9
Dental Supplies & Equipment	0.9
Diagnostic Kits	0.8
Commercial Services	0.7
Physicians Practice Management	0.6
Heart Monitors	0.6
Medical — Outpatient/Home Medical	0.5
Distribution/Wholesale	0.3
Diagnostic Equipment	0.3
Retail — Drug Store	0.3
Patient Monitoring Equipment	0.3
Instruments — Controls	0.3
Agricultural Chemicals	0.2
Hazardous Waste Disposal	0.2
Applications Software	0.2
Drug Delivery Systems	0.2
Retail — Convenience Store	0.2
Medical Laser Systems	0.2
Disposable Medical Products	0.1
Insurance Brokers	0.1
Insurance — Life/Health	0.1
Dialysis Centers	0.1
Decision Support Software	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.6%
Agricultural Chemicals — 0.2%
Monsanto Co.	9,300	$935,952

Applications Software — 0.2%
Nuance Communications, Inc.†	37,300	708,700

Commercial Services — 0.7%
HMS Holdings Corp.†	115,700	2,880,930

Consulting Services — 1.1%
Advisory Board Co.†	59,600	3,147,476
MAXIMUS, Inc.	16,400	1,223,932

		4,371,408

Dental Supplies & Equipment — 0.9%
DENTSPLY International, Inc.	87,900	3,670,704

Diagnostic Equipment — 0.3%
GenMark Diagnostics, Inc.†	86,900	1,294,810

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	36,900	3,042,036
Meridian Bioscience, Inc.	16,800	363,048

		3,405,084

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	3,200	397,024

Disposable Medical Products — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd.(6)	432,000	541,434

Distribution/Wholesale — 0.3%
MWI Veterinary Supply, Inc.†	11,000	1,336,610

Drug Delivery Systems — 0.2%
AP Pharma, Inc.†(1)(3)	685,400	285,126
Depomed, Inc.†	32,600	187,776
Nektar Therapeutics†	24,800	234,856

		707,758

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	83,600	3,799,620

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	7,300	801,248

Heart Monitors — 0.6%
HeartWare International, Inc.†	25,325	2,311,413

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	4,900	1,069,474

Instruments - Scientific — 1.5%
FEI Co.	22,500	1,620,225
Thermo Fisher Scientific, Inc.	49,300	4,353,190

		5,973,415

Insurance Brokers — 0.1%
eHealth, Inc.†	19,000	467,780

Insurance - Life/Health — 0.1%
Odontoprev SA	86,200	404,478

Medical Information Systems — 0.9%
athenahealth, Inc.†	29,100	2,460,405
Cerner Corp.†	14,100	1,385,748

		3,846,153

Medical Instruments — 3.0%
ArthroCare Corp.†	28,887	980,136
Bruker Corp.†	77,800	1,286,034
Conceptus, Inc.†	95,200	2,949,296
Edwards Lifesciences Corp.†	34,200	2,272,932

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Intuitive Surgical, Inc.†	7,860	$3,910,586
Urologix, Inc.†	84,500	43,095
Volcano Corp.†	54,800	1,046,680

		12,488,759

Medical Labs & Testing Services — 1.9%
Covance, Inc.†	37,700	2,811,666
Diagnosticos da America SA	38,100	197,455
Laboratory Corp. of America Holdings†	35,900	3,571,691
Quest Diagnostics, Inc.	19,400	1,199,696

		7,780,508

Medical Laser Systems — 0.2%
Cynosure, Inc., Class A†	18,000	448,380
LCA-Vision, Inc.†	70,700	228,361

		676,741

Medical Products — 8.0%
Baxter International, Inc.	73,044	5,137,184
China Medical System Holdings, Ltd.(6)	1,940,500	1,943,916
Cooper Cos., Inc.	27,400	3,096,474
Covidien PLC	82,400	5,240,640
EnteroMedics, Inc.†	105,150	138,798
Fresenius SE & Co. KGaA(6)	8,843	1,046,775
Henry Schein, Inc.†	48,100	4,631,549
Hill-Rom Holdings, Inc.	18,500	668,405
Hospira, Inc.†	27,700	960,636
Nobel Biocare Holding AG(6)	11,273	136,354
Sonova Holding AG(6)	2,314	254,936
Stryker Corp.	76,100	5,052,279
Tornier NV†	62,300	984,963
Wright Medical Group, Inc.†	14,998	375,400
Wright Medical Group, Inc. (CVR)†	14,500	43,500
Zimmer Holdings, Inc.	43,500	3,415,185

		33,126,994

Medical - Biomedical/Gene — 27.7%
Abcam PLC(6)	66,011	451,882
Acorda Therapeutics, Inc.†	10,075	337,009
Aegerion Pharmaceuticals, Inc.†	94,600	6,889,718
Alexion Pharmaceuticals, Inc.†	191,540	18,682,812
Alnylam Pharmaceuticals, Inc.†	55,100	1,687,713
AMAG Pharmaceuticals, Inc.†	58,400	1,080,400
Amarin Corp. PLC ADR†	132,100	923,379
Amgen, Inc.	46,075	4,631,920
Ariad Pharmaceuticals, Inc.†	33,500	614,390
Basilea Pharmaceutica†(6)	1,848	137,538
Biocon, Ltd.(6)	23,900	113,982
Biogen Idec, Inc.†	30,400	7,219,696
Celgene Corp.†	49,440	6,113,256
China Biologic Products, Inc.†	8,700	221,763
Cubist Pharmaceuticals, Inc.†	62,400	3,428,880
Cytokinetics, Inc.†	138,468	166,162
Dyadic International, Inc.†	25,700	48,059
Exelixis, Inc.†	202,400	979,616
Gilead Sciences, Inc.†	484,800	26,411,904
Illumina, Inc.†	9,100	639,912
Incyte Corp., Ltd.†	322,000	7,138,740
Intercept Pharmaceuticals, Inc.†	400	13,376
InterMune, Inc.†	207,100	2,046,148
Lexicon Pharmaceuticals, Inc.†	66,000	157,740
Medicines Co.†	155,950	5,023,149
Momenta Pharmaceuticals, Inc.†	12,200	160,552
Omthera Pharmaceuticals, Inc.(1)(3)(4)	23,116	288,337
Prothena Corp. PLC†	6,487	64,481

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Puma Biotechnology, Inc.†	42,224	$1,643,780
Regeneron Pharmaceuticals, Inc.†	38,100	9,215,247
Rigel Pharmaceuticals, Inc.†	80,700	372,834
Seattle Genetics, Inc.†	28,900	991,848
Sophiris Bio, Inc.	365,500	105,763
Stemline Therapeutics, Inc.†	23,400	398,502
Sunesis Pharmaceuticals, Inc.†	71,600	385,924
United Therapeutics Corp.†	8,700	578,289
Vertex Pharmaceuticals, Inc.†	53,594	4,304,134
Vical, Inc.†	128,900	451,150

		114,119,985

Medical - Drugs — 19.5%
Abbott Laboratories	36,500	1,338,455
AbbVie, Inc.	93,300	3,982,977
Acadia Pharmaceuticals, Inc.†	41,300	581,091
Achillion Pharmaceuticals, Inc.†	55,200	460,368
Alkermes PLC†	202,500	6,328,125
Allergan, Inc.	9,100	905,359
Anacor Pharmaceuticals, Inc.†	18,100	99,007
Array BioPharma, Inc.†	139,200	812,928
Bayer AG(6)	17,365	1,867,944
Bayer AG ADR	600	64,512
Bristol-Myers Squibb Co.	28,400	1,306,684
Cadence Pharmaceuticals, Inc.†	184,300	1,225,595
ChemoCentryx, Inc.†	13,600	183,736
Chimerix, Inc.†	17,500	376,250
Clovis Oncology, Inc.†	8,900	325,562
Elan Corp. PLC ADR†	242,800	3,073,848
Eli Lilly & Co.	20,400	1,084,464
Endo Health Solutions, Inc.†	26,900	976,470
Endocyte, Inc.†	15,300	209,457
Forest Laboratories, Inc.†	68,900	2,738,775
GlaxoSmithKline Pharmaceuticals, Ltd.(6)	3,696	162,281
GlaxoSmithKline PLC(6)	53,268	1,380,721
Grifols SA ADR	13,387	364,930
Grifols SA, Class B(6)	6,500	174,625
Hikma Pharmaceuticals PLC(6)	10,303	150,985
Idenix Pharmaceuticals, Inc.†	243,500	1,154,190
Infinity Pharmaceuticals, Inc.†	42,450	1,144,028
Ipca Laboratories, Ltd.(6)	55,330	578,935
Ironwood Pharmaceuticals, Inc.†	25,400	339,090
Jazz Pharmaceuticals PLC†	36,500	2,480,905
Lijun International Pharmaceutical Holding, Ltd.(6)	228,000	73,409
Medivation, Inc.†	68,100	3,306,936
Merck & Co., Inc.	100,004	4,670,187
Natco Pharma, Ltd.(6)	9,801	76,261
Novo Nordisk A/S, Class B(6)	6,483	1,040,784
Optimer Pharmaceuticals, Inc.†	100,900	1,501,392
Orexigen Therapeutics, Inc.†	39,300	248,769
Pacira Pharmaceuticals, Inc.†	97,400	2,853,820
Pfizer, Inc.	85,366	2,324,516
Quintiles Transnational Holdings, Inc.†	9,100	400,764
Ranbaxy Laboratories, Ltd.†(6)	29,600	196,594
Roche Holding AG(6)	14,263	3,529,241
Salix Pharmaceuticals, Ltd.†	15,200	922,184
Shire PLC(6)	21,714	713,919
Shire PLC ADR	12,032	1,184,791
Stada Arzneimittel AG(6)	16,336	716,061
Sun Pharmaceutical Industries, Ltd.(6)	44,374	815,107
Supernus Pharmaceuticals, Inc.†	133,900	925,249
Swedish Orphan Biovitrum AB†(6)	95,623	593,358
Synta Pharmaceuticals Corp.†	15,800	116,604
TESARO, Inc.†	53,072	1,815,593

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
UCB SA (BSE)(6)	24,402	$1,337,494
UCB SA (FSE)(6)	9,588	527,746
Valeant Pharmaceuticals International, Inc.†	130,833	11,921,503
Vectura Group PLC†(6)	82,423	108,884
ViroPharma, Inc.†	73,100	2,010,250
XenoPort, Inc.†	121,800	669,900

		80,473,613

Medical - Generic Drugs — 1.4%
Actavis, Inc.†	13,100	1,615,099
Impax Laboratories, Inc.†	20,200	382,790
Sawai Pharmaceutical Co., Ltd.(6)	11,600	1,269,390
Simcere Pharmaceutical Group ADR†	32,100	299,814
Teva Pharmaceutical Industries, Ltd. ADR	39,535	1,510,237
Towa Pharmaceutical Co., Ltd.(6)	16,100	688,859

		5,766,189

Medical - HMO — 5.8%
Aetna, Inc.	89,900	5,428,162
Centene Corp.†	19,400	960,300
Cigna Corp.	104,500	7,095,550
Triple-S Management Corp., Class B†	12,757	270,066
UnitedHealth Group, Inc.	127,800	8,004,114
WellCare Health Plans, Inc.†	44,558	2,323,254

		24,081,446

Medical - Hospitals — 3.0%
Acadia Healthcare Co., Inc.†	54,780	1,829,104
Bumrungrad Hospital PCL	243,200	666,741
Community Health Systems, Inc.	12,900	621,393
HCA Holdings, Inc.	66,100	2,581,866
Select Medical Holdings Corp.	47,403	374,484
Tenet Healthcare Corp.†	21,400	1,013,718
Universal Health Services, Inc., Class B	74,600	5,157,844

		12,245,150

Medical - Outpatient/Home Medical — 0.5%
Air Methods Corp.	54,100	2,025,504

Medical - Wholesale Drug Distribution — 2.3%
AmerisourceBergen Corp.	59,300	3,206,944
McKesson Corp.	54,500	6,205,370
Sinopharm Group Co., Ltd.(6)	92,000	247,181

		9,659,495

Patient Monitoring Equipment — 0.3%
Insulet Corp.†	36,500	1,089,890

Pharmacy Services — 4.4%
Catamaran Corp.†	290,940	14,320,067
Express Scripts Holding Co.†	62,067	3,855,602

		18,175,669

Physicians Practice Management — 0.6%
MEDNAX, Inc.†	27,200	2,524,976

Retail - Convenience Store — 0.2%
CP ALL PCL	494,800	702,771

Retail - Drug Store — 0.3%
Raia Drogasil SA	84,342	904,930
Shanghai Pharmaceuticals Holding Co., Ltd.(6)	162,900	318,198

		1,223,128

Therapeutics — 8.0%
AVANIR Pharmaceuticals, Inc., Class A†	502,111	1,667,008
BioMarin Pharmaceutical, Inc.†	85,800	5,379,660

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Therapeutics (continued)
Isis Pharmaceuticals, Inc.†	82,700	$1,790,455
Neurocrine Biosciences, Inc.†	202,935	2,623,950
Onyx Pharmaceuticals, Inc.†	66,300	6,328,335
Pharmacyclics, Inc.†	129,300	11,849,052
Portola Pharmaceuticals, Inc.†	13,300	242,060
Sarepta Therapeutics, Inc.†	24,300	859,005
Theravance, Inc.†	46,100	1,615,344
Threshold Pharmaceuticals, Inc.†	26,500	151,580
Warner Chilcott PLC, Class A	23,000	441,600

		32,948,049

Total Common Stock
(cost $253,408,453)		398,032,862

CONVERTIBLE PREFERRED STOCK — 0.1%
Decision Support Software — 0.1%
Castlight Health, Inc. Series D(2)(3)(4)	42,238	254,972

Therapeutics — 0.0%
Ultragenyx Pharmaceutical, Inc.(2)(3)(4)	75,017	207,752

Total Convertible Preferred Stock
(cost $462,724)		462,724

WARRANTS — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	26,637
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	4,433

		31,070

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(4)	1,305	27
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(3)(4)	9,484	6,894

		6,921

Total Warrants
(cost $2,817)		37,991

CONVERTIBLE BONDS & NOTES — 0.0%
Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/2016 (cost $68,000)	$68,000	86,955

U.S. CORPORATE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017 (cost $69,332)	71,000	87,197

Total Long-Term Investment Securities
(cost $254,011,326)		398,707,729

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
T. Rowe Price Reserve Investment Fund (cost $14,283,072)	14,283,072	$14,283,072

TOTAL INVESTMENTS
(cost $268,294,398)(5)	100.2%	412,990,801
Liabilities in excess of other assets	(0.2)	(892,989)

NET ASSETS	100.0%	$412,097,812

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $1,043,108 representing 0.3% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 Strike Price $2.77 Warrant	10/05/2009	1,305	$1,631	$27	$0.02	0.0%
Cadence Pharmaceuticals, Inc. Expires 02/18/2014 Strike Price $7.84 Warrant	02/18/2009	9,484	1,186	6,894	0.73	0.0%
Castlight Health, Inc. Series D Convertible Preferred Stock	04/26/2012	42,238	254,972	254,972	6.04	0.1%
Omthera Pharmaceuticals, Inc. Common Stock	02/15/2013	18,541	145,205
	02/15/2013	4,575	1,464

		23,116	146,669	288,337	12.47	0.1%

Ultragenyx Pharmaceutical, Inc. Convertible Preferred Stock	12/19/2012	75,017	207,752	207,752	2.77	0.0%

				$757,982		0.2%

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $21,194,794 representing 5.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

BSE—Brussels Stock Exchange

CVR—Contingent Value Right

FSE—Frankfurt Stock Exchange

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Open call option contracts written at May 31, 2013 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Alexion Pharmaceuticals, Inc.	Jan-14	$115.00	9	$7,758	$3,960	$3,798
Alexion Pharmaceuticals, Inc.	Jan-14	110.00	9	9,333	5,220	4,113
Alkermes PLC	Aug-13	34.00	95	17,772	13,775	3,997
Alkermes PLC	Nov-13	37.00	48	11,860	7,920	3,940
Allergan, Inc.	Jul-13	115.00	16	2,672	400	2,272
Amgen, Inc.	Jul-13	90.00	21	5,462	25,095	(19,633)
Amgen, Inc.	Jan-14	97.50	48	10,704	47,520	(36,816)
ARIAD Pharmaceuticals, Inc.	Aug-13	25.00	50	5,735	1,500	4,235
Covidien PLC	Jul-13	65.00	63	6,426	7,560	(1,134)
Davita Healthcare Partners, Inc.	Jul-13	120.00	32	12,064	23,360	(11,296)
Intuitive Surgical, Inc.	Jan-14	680.00	12	30,323	6,960	23,363
McKesson Corp.	Aug-13	110.00	32	7,104	21,440	(14,336)
McKesson Corp.	Aug-13	115.00	16	1,832	5,920	(4,088)
Regeneron Pharmaceuticals, Inc.	Sep-13	200.00	47	55,593	244,870	(189,277)
Stryker Corp.	Jun-13	57.50	96	19,774	87,360	(67,586)
Teva Pharmaceutical Industries, Ltd. ADR	Jun-13	45.00	63	6,111	126	5,985
Zimmer Holdings, Inc.	Jan-14	80.00	63	17,135	26,460	(9,325)

			720	$227,658	$529,446	$(301,788)

Open put option contracts written at May 31, 2013 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Agilent Technologies, Inc.	Jan-14	$45.00	95	$76,660	$38,000	$38,660
Alexion Pharmaceuticals, Inc.	Jan-14	110.00	19	47,442	34,200	13,242
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	19	47,252	41,040	6,212
AmerisourceBergen Corp.	Jan-14	45.00	16	7,518	1,360	6,158
Bristol Myers Squibb Co.	Jan-14	35.00	126	45,926	9,324	36,602
Centene Corp.	Jan-14	40.00	32	21,663	7,520	14,143
Cerner Corp.	Jun-13	80.00	19	12,563	190	12,373
Edwards Lifesciences Corp.	Aug-13	105.00	12	19,764	48,240	(28,476)
Edwards Lifesciences Corp.	Jan-14	100.00	16	24,351	55,040	(30,689)
Eli Lilly & Co.	Jan-14	55.00	63	40,761	32,445	8,316
Express Scripts Holding Co.	Jan-14	55.00	6	4,302	1,416	2,886
Forest Laboratories, Inc.	Jan-14	40.00	195	96,973	60,450	36,523
Gilead Sciences, Inc.	Jan-14	35.00	32	18,992	1,504	17,488
Gilead Sciences, Inc.	Jan-14	42.50	126	80,690	18,522	62,168
Humana, Inc.	Jan-14	80.00	12	18,384	8,640	9,744
Medivation, Inc.	Jan-14	55.00	108	125,102	142,560	(17,458)
MEDNAX, Inc.	Aug-13	85.00	16	9,807	2,480	7,327
Merck & Co., Inc.	Jan-14	45.00	79	41,947	19,908	22,039
Nuance Communications, Inc.	Jan-14	25.00	14	9,898	9,380	518
Onyx Pharmaceuticals, Inc.	Jan-14	75.00	27	37,558	10,530	27,028
Onyx Pharmaceuticals, Inc.	Jan-14	90.00	38	63,462	34,960	28,502
Perrigo Co.	Aug-13	105.00	6	5,682	1,470	4,212
Pfizer, Inc.	Jan-14	27.00	220	55,120	44,000	11,120
Pharmacyclics, Inc.	Jan-14	50.00	10	11,972	1,800	10,172
Sarepta Therapeutics, Inc.	Jan-14	40.00	40	72,878	54,400	18,478
St. Jude Medical, Inc.	Jan-14	30.00	19	7,163	1,045	6,118
St. Jude Medical, Inc.	Jan-14	45.00	22	23,088	11,220	11,868
Stryker Corp.	Jan-14	60.00	32	24,303	6,880	17,423
Teva Pharmaceutical Industries, Ltd. ADR	Jan-14	45.00	31	24,706	23,560	1,146
Thermo Fisher Scientific, Inc.	Jun-13	65.00	25	16,175	250	15,925
UnitedHealth Group, Inc.	Jan-14	60.00	54	50,169	21,600	28,569
Vertex Pharmaceuticals, Inc.	Jan-14	60.00	63	106,121	24,570	81,551
ViroPharma, Inc.	Jan-14	30.00	10	8,175	4,500	3,675
WellPoint, Inc.	Jan-14	70.00	47	52,028	17,860	34,168

			1,649	$1,308,595	$790,864	$517,731

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Disposable Medical Products	$—	$541,434	$—	$541,434
Drug Delivery Systems	422,632	285,126	—	707,758
Medical Products	29,745,013	3,381,981	—	33,126,994
Medical - Biomedical/Gene	113,128,246	991,739	—	114,119,985
Medical - Drugs	66,429,264	14,044,349	—	80,473,613
Medical - Generic Drugs	3,807,940	1,958,249	—	5,766,189
Medical - HMO	24,081,446	—	—	24,081,446
Medical - Wholesale Drug Distribution	9,412,314	247,181	—	9,659,495
Retail - Drug Store	904,930	318,198	—	1,223,128
Therapeutics	32,948,049	—	—	32,948,049
Other Industries*	95,384,771	—	—	95,384,771
Convertible Preferred Stock	—	—	462,724	462,724
Warrants:
Medical Products	—	31,070	—	31,070
Medical - Drugs	—	6,894	27	6,921
Convertible Bonds & Notes	—	86,955	—	86,955
U.S. Corporate Bonds & Notes	—	87,197	—	87,197
Short-Term Investment Securities:
Registered Investment Companies	14,283,072	—	—	14,283,072
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	51,703	—	—	51,703
Put Option Contracts Written - Appreciation	594,354	—	—	594,354

Total	$391,193,734	$21,980,373	$462,751	$413,636,858

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	353,491	—	—	353,491
Put Option Contracts Written - Depreciation	76,623	—	—	76,623

Total	$430,114	$—	$—	$430,114

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $19,085,467 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

United States Treasury Notes	29.5%
United States Treasury Bonds	24.2
Sovereign	13.4
Diversified Banking Institutions	9.3
Banks — Super Regional	2.6
Time Deposits	2.4
Banks — Commercial	2.2
Finance — Consumer Loans	2.1
Insurance — Life/Health	2.0
Federal National Mtg. Assoc.	1.7
Federal Home Loan Mtg. Corp.	1.3
Insurance — Multi-line	1.3
Diversified Financial Services	1.3
Electric — Integrated	1.0
Computers	0.8
Finance — Investment Banker/Broker	0.6
Telecom Services	0.5
Banks — Money Center	0.4
Special Purpose Entities	0.4
Telephone — Integrated	0.4
Distribution/Wholesale	0.3
Metal — Diversified	0.3
Oil Companies — Integrated	0.2
Banks — Fiduciary	0.2
Aerospace/Defense — Equipment	0.2
Government National Mtg. Assoc.	0.2
Medical — Generic Drugs	0.2
Diversified Minerals	0.2
Metal — Iron	0.2
Oil & Gas Drilling	0.1

99.5%

Credit Quality†#

Aaa	76.4%
Aa	4.2
A	7.8
Baa	9.3
Ba	1.2
B	0.2
Not Rated@	0.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 17.5%
Aerospace/Defense-Equipment — 0.2%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	$1,000,000	$1,047,392

Banks - Commercial — 0.9%
BNP Paribas LLC FRS Bank Guar. Notes 2.39% due 04/03/2017	674,000	664,375
Northgroup Preferred Capital Corp. FRS Junior Sub. Notes 6.38% due 10/15/2017*(1)	3,000,000	3,075,000
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(1)	500,000	503,750

		4,243,125

Banks - Fiduciary — 0.2%
UBS Preferred Funding Trust V FRS Jr. Sub. Bonds 6.24% due 05/15/2016(1)	1,000,000	1,050,000

Banks - Money Center — 0.0%
RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/2034(1)	50,000	46,875

Banks - Super Regional — 2.6%
Bank of America NA FRS Sub. Notes 0.56% due 06/15/2016	2,000,000	1,942,704
Bank of America NA FRS Sub. Notes 0.58% due 06/15/2017	2,000,000	1,921,334
Fifth Third Bancorp FRS Sub. Notes 0.70% due 12/20/2016	2,000,000	1,963,344
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 07/11/2013(1)	3,549,000	3,553,436
Wells Fargo & Co. FRS Senior Notes 2.97% due 03/31/2021	2,000,000	2,119,860

		11,500,678

Computers — 0.8%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	161,000	157,984
Hewlett-Packard Co. FRS Senior Notes 0.67% due 05/30/2014	1,000,000	997,647
Hewlett-Packard Co. FRS Senior Notes 1.83% due 09/19/2014	2,002,000	2,023,990
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	185,000	190,504

		3,370,125

Containers - Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	165,000	179,371

Security Description	Principal Amount(3)	Value (Note 2)

Distribution/Wholesale — 0.3%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	$705,000	$702,822
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	565,000	554,360

		1,257,182

Diversified Banking Institutions — 5.7%
BAC Capital Trust XIV FRS Limited Guar. Notes 4.00% due 06/26/2013(1)	1,000,000	880,000
Bank of America Corp. FRS Senior Notes 1.10% due 03/22/2016	2,000,000	2,001,106
Bank of America Corp. FRS Senior Notes 1.83% due 07/11/2014	2,500,000	2,531,692
Citigroup, Inc. FRS Senior Notes 2.28% due 08/13/2013	1,000,000	1,004,012
Citigroup, Inc. FRS Company Guar. Notes 3.97% due 03/30/2020	3,000,000	3,323,310
Goldman Sachs Capital II FRS Ltd. Guar. Bonds 4.00% due 06/01/2043	1,250,000	1,081,250
Goldman Sachs Group, Inc. FRS Senior Notes 0.73% due 03/22/2016	2,000,000	1,983,484
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	1,000,000	981,220
JPMorgan Chase & Co. FRS Senior Notes 1.97% due 06/23/2016	2,000,000	2,001,400
JPMorgan Chase & Co. FRS Senior Notes 3.55% due 04/28/2020	2,000,000	2,055,600
JPMorgan Chase & Co. FRS Senior Notes 3.65% due 02/25/2021	1,000,000	1,018,300
Morgan Stanley FRS Senior Notes 1.52% due 02/25/2016	1,400,000	1,405,650
Morgan Stanley Senior Notes 2.13% due 04/25/2018	530,000	523,164
Morgan Stanley FRS Senior Notes 3.98% due 04/25/2023	2,588,000	2,644,993
Morgan Stanley FRS Senior Notes 4.33% due 11/01/2013	1,150,000	1,155,037
Morgan Stanley Senior Notes 5.40% due 05/15/2015*	BRL 1,632,500	796,509

		25,386,727

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.9%
General Electric Capital Corp. Senior Notes 1.00% due 01/08/2016	$800,000	$800,877
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	500,000	585,530
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(1)	500,000	497,750
Morgan Stanley & Co. LLC FRS Senior Notes 3.98% due 02/11/2020	2,000,000	2,019,420

		3,903,577

Electric - Integrated — 0.3%
Dominion Resources, Inc. FRS Jr. Sub Notes 2.58% due 09/30/2066	1,200,000	1,133,530
Georgia Power Co. FRS Senior Notes 0.60% due 03/15/2016	330,000	330,182

		1,463,712

Finance - Consumer Loans — 1.6%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	1,900,000	1,942,750
SLM Corp. FRS Senior Notes 3.53% due 04/01/2014	1,000,000	1,000,180
SLM Corp. FRS Senior Notes 4.10% due 11/21/2013	4,000,000	3,959,160
SLM Corp. Senior Notes 5.50% due 01/25/2023	500,000	470,914

		7,373,004

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	94,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	143,055
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	235,000

		472,055

Insurance - Life/Health — 1.3%
Pacific Life Global Funding FRS Bonds 4.16% due 02/06/2016*	3,300,000	3,294,885
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	347,273
Prudential Financial, Inc. FRS Senior Notes 4.22% due 05/23/2018	2,000,000	2,061,500

		5,703,658

Insurance - Multi-line — 1.3%
Monumental Global Funding III FRS Senior Sec. Notes 4.16% due 05/22/2018*	5,000,000	5,644,091

Security Description	Principal Amount(3)	Value (Note 2)

Medical - Generic Drugs — 0.2%
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	$900,000	$884,316

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	761,000	730,568

Savings & Loans/Thrifts — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	140,000	144,251

Special Purpose Entities — 0.4%
Goldman Sachs Capital III FRS Company Guar. Notes 4.00% due 07/11/2013(1)	1,000,000	865,000
Strats-Daimler Chrysler FRS Bonds 3.47% due 11/15/2013*(2)	1,000,000	1,012,110

		1,877,110

Telecom Services — 0.5%
Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,032,500

Total U.S. Corporate Bonds & Notes
(cost $76,671,193)		78,310,317

FOREIGN CORPORATE BONDS & NOTES — 6.3%
Banks - Commercial — 1.0%
Banco Bradesco SA FRS Senior Notes 2.37% due 05/16/2014*	1,500,000	1,514,332
Barclays Bank PLC FRS Senior Notes 2.21% due 03/10/2017	2,000,000	2,047,000
Standard Chartered PLC FRS Sub. Notes 6.41% due 01/30/2017*(1)	1,000,000	1,022,000

		4,583,332

Diversified Banking Institutions — 3.6%
BNP Paribas SA FRS Jr. Sub. Notes 5.19% due 06/29/2015*(1)	1,000,000	981,250
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	1,000,000	964,420
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	300,000	308,143
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.73% due 03/31/2018	2,000,000	2,058,600
Societe Generale SA FRS Bank Guar. Notes 3.60% due 05/03/2023(2)	10,000,000	9,605,000
UBS AG FRS Notes 3.57% due 04/09/2020	2,000,000	2,095,940

		16,013,353

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	$200,000	$200,733

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017	800,000	830,866

Finance - Investment Banker/Broker — 0.5%
Nomura Holdings, Inc. FRS Senior Notes 1.73% due 09/13/2016	2,000,000	2,009,552

Metal - Diversified — 0.3%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017	1,000,000	1,118,904

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	450,000	522,431

Oil Companies - Integrated — 0.2%
Petrobras Global Finance BV Company Guar. Notes 2.00% due 05/20/2016	374,000	372,324
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	750,000	731,523

		1,103,847

Telephone - Integrated — 0.4%
Koninklijke KPN NV VRS Senior Sub. Notes 7.00% due 03/28/2073*	200,000	198,763
Telefonica Emisiones SAU Company Guar. Notes 3.73% due 04/27/2015	1,500,000	1,557,911

		1,756,674

Total Foreign Corporate Bonds & Notes
(cost $28,243,177)		28,139,692

FOREIGN GOVERNMENT AGENCIES(4) — 13.4%
Sovereign — 13.4%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2014	BRL 5,957,461	2,915,020
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL 5,281,519	2,581,533
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017	BRL 8,248,793	4,120,800
Government of Australia Bonds 2.69% due 09/20/2030	AUD 2,958,725	3,397,716
Government of Australia Bonds 3.31% due 09/20/2025	AUD 15,436,400	18,249,708
Government of Canada Bonds 4.25% due 12/01/2021	CAD 21,745,269	28,301,885

Total Foreign Government Agencies
(cost $57,802,247)		59,566,662

Security Description	Principal Amount(3)	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 3.2%
Federal Home Loan Mtg. Corp. — 1.3%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF
0.65% due 12/15/2038	$1,826,787	$1,835,567
Series 3925, Class FL
0.65% due 01/15/2041	1,744,440	1,757,808
Series 4001, Class FM
0.70% due 02/15/2042	871,385	878,273
Series 3355, Class BF
0.90% due 08/15/2037	1,332,555	1,341,414

		5,813,062

Federal National Mtg. Assoc. — 1.7%
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF
0.59% due 09/25/2042	2,726,737	2,739,899
Series 2011-103, Class FD
0.64% due 05/25/2040	4,537,037	4,562,499

		7,302,398

Government National Mtg. Assoc. — 0.2%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.75% due 02/16/2040	1,025,165	1,036,693

Total U.S. Government Agencies
(cost $14,079,991)		14,152,153

U.S. GOVERNMENT TREASURIES — 53.7%
United States Treasury Bonds TIPS (4) — 24.2%
0.75% due 02/15/2042	865,250	819,960
1.75% due 01/15/2028	17,665,059	21,047,635
2.00% due 01/15/2026	9,393,247	11,472,235
2.13% due 02/15/2040	2,584,488	3,358,622
2.13% due 02/15/2041	6,377,040	8,303,104
2.38% due 01/15/2025	3,704,370	4,662,876
2.50% due 01/15/2029	9,214,765	12,045,430
3.63% due 04/15/2028	12,951,540	18,995,260
3.88% due 04/15/2029	18,051,833	27,516,354

		108,221,476

United States Treasury Notes — 29.5%
0.13% due 04/15/2016 TIPS(4)	10,861,041	11,234,389
0.13% due 04/15/2017 TIPS(4)	10,232,229	10,663,098
0.13% due 04/15/2018 TIPS(4)	3,926,871	4,117,693
0.13% due 01/15/2023 TIPS(4)	5,546,035	5,644,821
0.50% due 04/15/2015 TIPS(4)	2,148,040	2,209,126
0.63% due 07/15/2021 TIPS(4)	1,032,700	1,118,866
1.00% due 05/31/2018	125,000	124,688
1.13% due 01/15/2021 TIPS(4)	4,788,000	5,359,194
1.25% due 04/15/2014 TIPS(4)	13,747,500	13,956,930
1.38% due 07/15/2018 TIPS(4)	9,066,624	10,178,700
1.38% due 01/15/2020 TIPS(4)	6,458,040	7,312,723
1.63% due 01/15/2015 TIPS(4)	6,350,730	6,623,119
1.88% due 07/15/2013 TIPS(4)	6,082,896	6,091,923
1.88% due 07/15/2015 TIPS(4)	15,556,060	16,634,048
1.88% due 07/15/2019 TIPS(4)	1,635,135	1,907,743
2.00% due 07/15/2014 TIPS(4)	6,173,950	6,391,001
2.00% due 01/15/2016 TIPS(4)	5,863,450	6,348,099
2.38% due 01/15/2017 TIPS(4)	4,616,640	5,196,245
2.63% due 07/15/2017 TIPS(4)	8,984,160	10,398,465

		131,510,871

Total U.S. Government Treasuries
(cost $213,835,238)		239,732,347

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

PREFERRED STOCK — 3.0%
Banks - Commercial — 0.3%
Zions Bancorporation 9.50%	40,000	$1,019,200

Banks - Money Center — 0.4%
National Westminster Bank PLC 7.76%	59,584	1,542,630
UBS Preferred Funding Trust IV FRS 0.90%	20,000	348,000

		1,890,630

Diversified Financial Services — 0.4%
Citigroup Capital XIII FRS 7.88%	60,000	1,685,400

Electric - Integrated — 0.7%
Entergy Arkansas, Inc. 4.75%	20,000	500,000
Entergy Louisiana LLC 4.70%	32,000	772,800
Southern California Edison Co. FRS 4.32%	20,000	2,016,000

		3,288,800

Finance - Consumer Loans — 0.5%
SLM Corp. FRS 4.03%	33,871	814,597
SLM Corp. FRS 4.32%	53,000	1,270,940

		2,085,537

Insurance - Life/Health — 0.7%
Prudential Financial, Inc. FRS 3.46%	117,300	3,224,577

Telecom Services — 0.0%
Qwest Corp. 6.13%	5,000	125,750

Total Preferred Stock
(cost $12,939,361)		13,319,894

Total Long-Term Investment Securities
(cost $403,571,207)		433,221,065

Security Description	Principal Amount(3)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013 (cost $10,791,000)	$10,791,000	$10,791,000

TOTAL INVESTMENTS
(cost $414,362,207) (5)	99.5%	444,012,065
Other assets less liabilities	0.5	2,304,459

NET ASSETS —	100.0%	$446,316,524

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $19,143,395 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity—maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	$—	$25,386,727	$—	$25,386,727
Special Purpose Entity	—	865,000	1,012,110	1,877,110
Other Industries*	—	51,046,480	—	51,046,480
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	6,408,353	9,605,000	16,013,353
Other Industries*	—	12,126,339	—	12,126,339
Foreign Government Agencies:
Sovereign	—	59,566,662	—	59,566,662
U.S. Government Agencies	—	14,152,153	—	14,152,153
U.S. Government Treasuries:
United States Treasury Bonds	—	108,221,476	—	108,221,476
United States Treasury Notes	—	131,510,871	—	131,510,871
Preferred Stock	13,319,894	—	—	13,319,894

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS (continued)
Short-Term Investment Securities:
Time Deposits	$—	$10,791,000	$—	$10,791,000

Total	$13,319,894	$420,075,061	$10,617,110	$444,012,065

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $15,701,710 were transferred from Level 3 to Level 2 following an reassessment of inputs. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2012	$18,936,734	$8,761,700
Accrued discounts	17,445	1,469
Accrued premiums	—	(7,627)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	580,591	445,998
Change in unrealized depreciation(1)	(34,600)	(395,000)
Net purchases	—	10,000,000
Net sales	(10,000,000)	(3,000,000)
Transfers into Level 3	1,012,110	—
Transfers out of Level 3	(9,500,170)	(6,201,540)

Balance as of 05/31/2013	$1,012,110	$9,605,000

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at May 31, 2013 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$—	$(395,000)

The Fund’s securities classified as Level 3, with a fair value of $10,617,110 at 05/31/13, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Banks — Commercial	9.9%
Registered Investment Companies	8.4
Medical — Drugs	7.7
Diversified Banking Institutions	5.4
Oil Companies — Integrated	5.0
Auto — Cars/Light Trucks	4.0
Telephone — Integrated	3.2
Food — Misc./Diversified	2.7
Insurance — Life/Health	2.2
Insurance — Multi-line	2.1
Electric — Integrated	2.0
Chemicals — Diversified	2.0
Brewery	1.9
Cellular Telecom	1.8
Diversified Minerals	1.7
Food — Retail	1.6
Real Estate Operations & Development	1.4
Oil Companies — Exploration & Production	1.3
Real Estate Investment Trusts	1.2
Tobacco	1.1
Electronic Components — Semiconductors	1.0
Telecom Services	1.0
Electric Products — Misc.	1.0
Diversified Operations	1.0
Retail — Apparel/Shoe	0.9
Soap & Cleaning Preparation	0.9
Gas — Distribution	0.8
Insurance — Property/Casualty	0.8
Time Deposits	0.8
Building Products — Cement	0.8
Import/Export	0.8
Aerospace/Defense	0.7
Machinery — Construction & Mining	0.7
Investment Management/Advisor Services	0.7
Metal — Diversified	0.6
Retail — Jewelry	0.6
Steel — Producers	0.6
Rubber — Tires	0.6
Transport — Rail	0.5
Diversified Manufacturing Operations	0.5
Diversified Financial Services	0.5
Exchange — Traded Funds	0.5
Electronic Components — Misc.	0.5
Machinery — General Industrial	0.5
Building & Construction — Misc.	0.5
Athletic Footwear	0.4
Cosmetics & Toiletries	0.4
Office Automation & Equipment	0.4
Aerospace/Defense — Equipment	0.4
Beverages — Wine/Spirits	0.4
Auto/Truck Parts & Equipment — Original	0.4
Enterprise Software/Service	0.4
Industrial Gases	0.4
Semiconductor Equipment	0.4
Apparel Manufacturers	0.4
Engineering/R&D Services	0.4
Finance — Investment Banker/Broker	0.4
Building & Construction Products — Misc.	0.4
Finance — Other Services	0.4
Real Estate Management/Services	0.4
Metal Processors & Fabrication	0.4
Auto — Heavy Duty Trucks	0.4
Transport — Services	0.3
Insurance — Reinsurance	0.3
Advertising Services	0.3
Audio/Video Products	0.3
Retail — Major Department Stores	0.3
Cable/Satellite TV	0.3
Coal	0.3

Building — Maintenance & Services	0.3
Airport Development/Maintenance	0.3
Retail — Misc./Diversified	0.3
Distribution/Wholesale	0.3
Medical Products	0.3
Oil — Field Services	0.3
Transactional Software	0.3
Food — Baking	0.3
Computer Aided Design	0.3
Containers — Metal/Glass	0.3
Machinery — Electrical	0.3
Computers	0.3
Medical — Generic Drugs	0.3
Beverages — Non-alcoholic	0.3
Power Converter/Supply Equipment	0.3
Wireless Equipment	0.3
Semiconductor Components — Integrated Circuits	0.2
Casino Hotels	0.2
Building — Heavy Construction	0.2
Agricultural Chemicals	0.2
Hotels/Motels	0.2
Transport — Marine	0.2
Medical — Biomedical/Gene	0.2
Metal — Iron	0.2
Building — Residential/Commercial	0.2
Coffee	0.2
Public Thoroughfares	0.2
Machine Tools & Related Products	0.2
Television	0.2
Computers — Integrated Systems	0.2
Industrial Automated/Robotic	0.2
Computer Services	0.2
Finance — Leasing Companies	0.2
Investment Companies	0.2
Textile — Apparel	0.2
Multimedia	0.2
Commercial Services	0.2
Electric — Generation	0.2
U.S. Government Treasuries	0.2
Paper & Related Products	0.2
Oil Refining & Marketing	0.2
Oil & Gas Drilling	0.2
Commercial Services — Finance	0.2
Airlines	0.1
Water	0.1
Gold Mining	0.1
Diversified Operations/Commercial Services	0.1
Transport — Truck	0.1
Retail — Convenience Store	0.1
Medical — Wholesale Drug Distribution	0.1
Metal — Copper	0.1
Appliances	0.1
Retail — Regional Department Stores	0.1
Optical Supplies	0.1
Lottery Services	0.1
Textile — Products	0.1
Steel Pipe & Tube	0.1
Chemicals — Specialty	0.1
Filtration/Separation Products	0.1
Applications Software	0.1
Computers — Periphery Equipment	0.1
Building Products — Doors & Windows	0.1
Rubber & Vinyl	0.1
Food — Dairy Products	0.1
Advertising Agencies	0.1
Gambling (Non-Hotel)	0.1
Publishing — Periodicals	0.1
Food — Catering	0.1
Electric — Distribution	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Containers — Paper/Plastic	0.1%
Non-Ferrous Metals	0.1
Electronics — Military	0.1
Computer Data Security	0.1
E-Commerce/Services	0.1
Internet Content — Entertainment	0.1
Building Products — Air & Heating	0.1
Retail — Hypermarkets	0.1
Retail — Building Products	0.1
Footwear & Related Apparel	0.1
Computers — Memory Devices	0.1
Repurchase Agreements	0.1
Broadcast Services/Program	0.1
Electronic Connectors	0.1
Mining Services	0.1
Internet Application Software	0.1
Dialysis Centers	0.1
Food — Meat Products	0.1
Electronic Measurement Instruments	0.1
Machinery — Farming	0.1
Publishing — Books	0.1
Publishing — Newspapers	0.1
Sugar	0.1

108.4%

Country Allocation*

Japan	17.9%
United Kingdom	17.4
United States	10.0
Germany	8.0
France	8.0
Switzerland	7.6
Australia	7.0
Netherlands	3.0
Hong Kong	2.9
Sweden	2.3
Italy	2.2
Spain	2.1
South Korea	2.1
Taiwan	1.7
Brazil	1.7
China	1.6
Denmark	1.4
Singapore	1.3
Belgium	1.2
South Africa	0.9
India	0.8
Russia	0.7
Mexico	0.7
Jersey	0.6
Malaysia	0.5
Israel	0.5
Austria	0.4
Finland	0.4
Cayman Islands	0.4
Bermuda	0.4
Norway	0.3
Thailand	0.3
Philippines	0.3
Turkey	0.3
Indonesia	0.3
Poland	0.2
Luxembourg	0.2
Ireland	0.2
Colombia	0.2
New Zealand	0.1
Portugal	0.1
Czech Republic	0.1
Isle of Man	0.1

108.4%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.3%
Australia — 7.0%
AGL Energy, Ltd.#(1)	39,999	$547,649
ALS, Ltd.#(1)	24,902	237,410
Alumina, Ltd.†#(1)	183,141	178,222
Amcor, Ltd.(1)	88,706	833,426
AMP, Ltd.#(1)	214,139	1,050,421
APA Group#(1)(4)	60,157	369,390
Asciano, Ltd.(1)	72,220	347,453
ASX, Ltd.#(1)	12,583	447,198
Aurizon Holdings, Ltd.(1)	150,483	615,447
Australia & New Zealand Banking Group, Ltd.(1)	199,921	5,214,234
Bendigo and Adelaide Bank, Ltd.#(1)	29,091	273,082
BGP Holdings PLC†(2)(3)	835,027	0
BHP Billiton, Ltd.(1)	234,435	7,639,970
Boral, Ltd.#(1)	55,813	240,918
Brambles, Ltd.(1)	114,110	992,696
Caltex Australia, Ltd.(1)	10,214	217,662
CFS Retail Property Trust Group(1)(4)	153,852	294,574
Coca-Cola Amatil, Ltd.(1)	41,384	508,855
Cochlear, Ltd.#(1)	4,159	255,982
Commonwealth Bank of Australia#(1)	117,295	7,430,253
Computershare, Ltd.(1)	34,621	367,610
Crown, Ltd.#(1)	29,086	353,951
CSL, Ltd.(1)	36,411	2,064,124
Dexus Property Group(1)(4)	352,272	368,450
Echo Entertainment Group, Ltd.#(1)	50,357	141,318
Federation Centres(1)(4)	104,437	247,195
Flight Centre, Ltd.(1)	4,187	156,407
Fortescue Metals Group, Ltd.#(1)	113,929	360,955
Goodman Group(1)(4)	125,546	612,201
GPT Group(1)(4)	128,580	475,224
Harvey Norman Holdings, Ltd.#(1)	40,590	96,405
Iluka Resources, Ltd.#(1)	30,383	321,252
Incitec Pivot, Ltd.(1)	118,266	326,512
Insurance Australia Group, Ltd.#(1)	152,869	824,802
Leighton Holdings, Ltd.#(1)	12,329	205,449
Lend Lease Group#(1)(4)	39,469	375,847
Macquarie Group, Ltd.(1)	22,295	902,263
Metcash, Ltd.#(1)	64,385	237,107
Mirvac Group(1)(4)	267,218	422,426
National Australia Bank, Ltd.(1)	170,717	4,703,087
Newcrest Mining, Ltd.(1)	55,538	758,695
Orica, Ltd.(1)	26,515	563,304
Origin Energy, Ltd.#(1)	80,192	1,020,765
Qantas Airways, Ltd.†(1)	84,034	127,192
QBE Insurance Group, Ltd.#(1)	87,350	1,320,432
Ramsay Health Care, Ltd.#(1)	9,575	315,806
Rio Tinto, Ltd.#(1)	31,853	1,653,107
Santos, Ltd.(1)	70,739	874,386
Seek, Ltd.	23,634	231,165
Sonic Healthcare, Ltd.#(1)	27,281	367,702
SP AusNet(1)(4)	127,837	146,327
Stockland(1)(4)	159,290	553,474
Suncorp Group, Ltd.(1)	94,157	1,109,486
Sydney Airport(1)(4)	15,028	52,332
Tabcorp Holdings, Ltd.#(1)	53,859	168,060
Tatts Group, Ltd.#(1)	100,601	307,847
Telstra Corp., Ltd.(1)	320,338	1,448,980
Toll Holdings, Ltd.#(1)	50,528	233,161
Transurban Group(1)(4)	104,408	689,182
Treasury Wine Estates, Ltd.(1)	47,917	276,932
Wesfarmers, Ltd.(1)	73,493	2,749,870
Westfield Group(1)(4)	153,557	1,681,306
Westfield Retail Trust(1)(4)	222,437	652,290
Westpac Banking Corp.(1)	226,275	6,077,695
Whitehaven Coal, Ltd.#(1)	40,577	87,440

Security Description	Shares	Value (Note 2)

Australia (continued)
Woodside Petroleum, Ltd.(1)	48,170	$1,641,532
Woolworths, Ltd.(1)	90,716	2,847,513
WorleyParsons, Ltd.(1)	15,020	293,650

		69,507,058

Austria — 0.4%
Andritz AG(1)	21,895	1,182,925
Erste Group Bank AG(1)	9,265	293,969
Immoeast AG†(2)(3)	13,480	0
IMMOFINANZ AG(1)	51,153	209,203
OMV AG(1)	49,198	2,253,783
Raiffeisen Bank International AG#(1)	1,639	55,302
Telekom Austria AG(1)	7,122	48,256
Verbund AG#(1)	3,070	63,739
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	1,738	84,593
Voestalpine AG(1)	4,438	145,736

		4,337,506

Belgium — 1.2%
Ageas(1)	8,795	320,092
Anheuser-Busch InBev NV ADR(1)	59,603	5,494,190
Belgacom SA(1)	78,512	1,736,922
Colruyt SA(1)	51,053	2,595,827
Delhaize Group SA(1)	4,581	289,060
Groupe Bruxelles Lambert SA(1)	3,126	246,224
KBC Groep NV(1)	14,127	550,053
Solvay SA(1)	2,238	319,690
Telenet Group Holding NV(1)	1,769	82,580
UCB SA#(1)	4,293	235,303
Umicore SA#(1)	4,542	215,584

		12,085,525

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.(1)	47,000	327,030
China Resources Gas Group, Ltd.(1)	24,000	63,059
Credicorp, Ltd.	2,500	344,050
First Pacific Co., Ltd.(1)	156,000	205,167
Haier Electronics Group Co., Ltd.(1)	462,000	818,358
Kerry Properties, Ltd.(1)	47,500	191,926
Li & Fung, Ltd.(1)	424,000	590,532
Noble Group, Ltd.(1)	312,000	255,749
NWS Holdings, Ltd.(1)	105,000	184,098
Orient Overseas International, Ltd.(1)	16,500	103,762
Seadrill, Ltd.(1)	14,066	570,525
Shangri-La Asia, Ltd.(1)	114,000	210,844
Yue Yuen Industrial Holdings, Ltd.(1)	52,500	151,671

		4,016,771

Brazil — 0.9%
All America Latina Logistica SA	35,600	177,019
Anhanguera Educacional Participacoes SA	19,800	124,154
Arteris SA	19,000	184,961
Banco Bradesco SA	22,000	366,701
Banco do Brasil SA	25,700	304,781
Banco Santander Brasil SA(4)	32,000	227,547
BM&FBovespa SA	81,400	533,976
BR Malls Participacoes SA	10,600	108,880
BRF SA	17,400	405,551
CCR SA	38,200	348,505
Centrais Eletricas Brasileiras SA	18,700	49,417
CETIP SA — Mercados Organizados	14,900	161,745
Cia de Bebidas das Americas	8,500	325,626
Cia de Saneamento Basico do Estado de Sao Paulo	20,600	258,534
Cia de Saneamento de Minas Gerais-COPASA	1,800	37,398
Cia Hering	5,700	102,434
Cia Siderurgica Nacional SA	10,700	33,022

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Brazil (continued)
Cielo SA	13,080	$335,886
Cosan SA Industria e Comercio	14,200	313,596
CPFL Energia SA	5,800	60,957
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,200	184,144
Diagnosticos da America SA	14,200	73,592
Duratex SA	770	5,321
EcoRodovias Infraestrutura e Logistica SA	15,500	122,666
EDP — Energias do Brasil SA	1,800	10,631
Embraer SA	17,600	160,568
Fibria Celulose SA†	4,800	52,666
Hypermarcas SA	8,600	68,662
JBS SA	13,200	43,141
Light SA	7,500	60,825
Localiza Rent a Car SA	4,725	72,624
Lojas Americanas SA	33,700	251,122
Lojas Renner SA	600	20,870
OGX Petroleo e Gas Participacoes SA†	24,000	15,464
Oi SA	28,700	57,486
Petroleo Brasileiro SA	137,400	1,216,957
Souza Cruz SA	14,400	195,447
Sul America SA(4)	11,900	76,952
Tim Participacoes SA	12,700	48,326
Totvs SA	4,100	72,264
Ultrapar Participacoes SA	8,700	219,348
Vale SA	65,900	936,901

		8,426,667

Cayman Islands — 0.4%
AAC Technologies Holdings, Inc.(1)	54,500	310,958
Agile Property Holdings, Ltd.(1)	120,000	145,070
Anta Sports Products, Ltd.(1)	728,000	672,504
ASM Pacific Technology, Ltd.(1)	17,700	211,749
China Mengniu Dairy Co., Ltd.(1)	253,000	880,733
MGM China Holdings, Ltd.(1)	71,600	189,494
Sands China, Ltd.(1)	178,000	945,460
Tencent Holdings, Ltd.(1)	14,200	560,076
Wynn Macau, Ltd.(1)	114,000	334,917

		4,250,961

China — 1.6%
Agricultural Bank of China, Ltd., Class H(1)	700,000	324,703
Anhui Conch Cement Co., Ltd., Class H(1)	214,000	699,948
Bank of China, Ltd., Class H(1)	1,919,000	902,132
Bank of Communications Co., Ltd., Class H(1)	1,190,000	904,009
Beijing Capital International Airport Co., Ltd., Class H(1)	920,000	630,402
China BlueChemical, Ltd., Class H(1)	1,374,000	842,246
China Communications Construction Co., Ltd., Class H(1)	715,575	659,423
China Communications Services Corp., Ltd., Class H(1)	952,000	624,099
China Construction Bank Corp.(1)	2,658,302	2,152,121
China Life Insurance Co., Ltd., Class H(1)	62,000	159,676
China Merchants Bank Co., Ltd., Class H(1)	240,500	480,784
China Oilfield Services, Ltd., Class H(1)	398,000	833,225
China Petroleum & Chemical Corp., Class H(1)	1,508,000	1,543,387
China Railway Construction Corp., Ltd., Class H(1)	590,500	576,354
China Railway Group, Ltd., Class H(1)	364,000	187,502
China Shenhua Energy Co., Ltd., Class H(1)	364,000	1,177,171
China Southern Airlines Co., Ltd., Class H(1)	512,000	233,750
China Telecom Corp., Ltd., Class H(1)	148,000	69,408
China Vanke Co., Ltd., Class B(1)	430,900	872,870
Chongqing Rural Commercial Bank, Class H(1)	972,000	489,929
Great Wall Motor Co., Ltd., Class H(1)	81,500	381,632

Security Description	Shares	Value (Note 2)

China (continued)
Industrial & Commercial Bank of China, Ltd.(1)	1,316,000	$923,893
Jiangsu Expressway Co., Ltd., Class H(1)	216,000	263,597
People’s Insurance Co. Group of China, Ltd.†(1)	462,000	228,986
PetroChina Co., Ltd., Class H(1)	84,000	97,505

		16,258,752

Colombia — 0.1%
Almacenes Exito SA	18,100	294,374
Bancolombia SA	10,242	147,958
Cementos Argos SA	13,126	53,783
Ecopetrol SA	128,032	274,409
Grupo Argos SA	18,618	197,171

		967,695

Czech Republic — 0.1%
CEZ AS(1)	12,176	337,881
Telefonica Czech Republic AS(1)	17,507	254,788

		592,669

Denmark — 1.4%
AP Moeller — Maersk A/S, Series A(1)	58	395,104
AP Moeller — Maersk A/S, Series B(1)	305	2,170,804
Carlsberg A/S, Class B(1)	24,556	2,335,974
Coloplast A/S, Class B(1)	11,626	661,152
Danske Bank A/S†(1)	25,631	501,618
DSV A/S(1)	57,755	1,383,806
Novo Nordisk A/S, Class B(1)	28,906	4,640,582
Novozymes A/S, Class B(1)	8,393	290,579
TDC A/S(1)	26,962	210,235
Tryg A/S(1)	18,224	1,528,074
William Demant Holding A/S†(1)	1,121	89,461

		14,207,389

Egypt — 0.0%
Commercial International Bank Egypt SAE(1)	41,765	219,808
Egyptian Financial Group-Hermes Holding†(1)	48,454	61,265
Egyptian Kuwaiti Holding Co SAE(1)	98,607	89,731
Orascom Construction Industries†(1)	302	10,218

		381,022

Finland — 0.4%
Elisa Oyj(1)	26,879	510,273
Fortum Oyj(1)	16,796	314,079
Kesko Oyj, Class B#(1)	1,932	58,169
Kone Oyj, Class B(1)	5,718	502,671
Metso Oyj(1)	4,755	180,662
Neste Oil Oyj#(1)	4,126	59,599
Nokia Oyj†#(1)	183,724	631,443
Nokian Renkaat Oyj(1)	4,565	190,483
Orion Oyj, Class B#(1)	3,362	82,671
Pohjola Bank PLC, Class A#(1)	5,909	96,330
Sampo, Class A(1)	15,890	642,665
Stora Enso Oyj, Class R(1)	21,369	154,167
UPM-Kymmene Oyj(1)	53,229	567,399
Wartsila Oyj Abp(1)	6,983	324,006

		4,314,617

France — 8.0%
Accor SA(1)	6,343	226,328
Aeroports de Paris(1)	8,537	776,526
Air Liquide SA(1)	21,710	2,769,950
Alstom SA(1)	11,627	438,000
Arkema SA(1)	2,410	244,943
AtoS(1)	8,809	638,973

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
AXA SA(1)	262,436	$5,285,948
BNP Paribas SA(1)	115,595	6,737,888
Bouygues SA#(1)	47,090	1,240,363
Bureau Veritas SA(1)	1,923	222,932
Cap Gemini SA(1)	7,794	376,957
Carrefour SA(1)	42,431	1,235,724
Casino Guichard Perrachon SA(1)	2,225	232,065
CGG†(1)	5,491	134,305
Christian Dior SA(1)	16,583	3,004,147
Cie de St-Gobain(1)	15,306	663,191
Cie Generale des Etablissements Michelin(1)	16,591	1,441,233
CNP Assurances(1)	27,418	410,820
Credit Agricole SA†(1)	99,847	936,893
Danone SA(1)	46,353	3,404,990
Dassault Systemes SA(1)	21,516	2,705,825
Edenred(1)	7,539	238,553
Electricite de France SA(1)	101,739	2,299,115
Essilor International SA(1)	7,701	839,269
Eurazeo(1)	1,471	79,492
Eutelsat Communications SA(1)	10,472	323,529
Fonciere Des Regions(1)	1,115	93,790
France Telecom SA(1)	289,027	2,936,770
GDF Suez(1)	50,608	1,020,741
Gecina SA(1)	4,889	590,318
Groupe Eurotunnel SA(1)	21,359	171,635
ICADE(1)	974	88,365
Iliad SA#(1)	877	182,594
Imerys SA(1)	29,347	1,821,941
JCDecaux SA#(1)	9,137	237,025
Kering(1)	2,921	634,178
Klepierre(1)	4,112	176,811
L’Oreal SA(1)	9,212	1,544,294
Lafarge SA(1)	14,126	1,010,002
Lagardere SCA(1)	4,698	120,046
Legrand SA(1)	41,476	2,028,699
LVMH Moet Hennessy Louis Vuitton SA(1)	9,566	1,663,131
Natixis(1)	429,159	2,018,452
Pernod-Ricard SA(1)	8,087	971,136
Publicis Groupe SA#(1)	14,960	1,063,680
Remy Cointreau SA(1)	904	104,573
Renault SA(1)	8,014	617,922
Rexel SA(1)	5,122	115,167
Safran SA(1)	14,836	784,486
Sanofi(1)	62,867	6,611,364
Schneider Electric SA(1)	19,858	1,554,044
SCOR SE(1)	5,670	166,366
Societe BIC SA(1)	992	105,523
Societe Generale SA(1)	62,287	2,469,303
Sodexo(1)	3,557	300,488
Suez Environnement Co.(1)	11,133	142,055
Technip SA(1)	3,766	415,985
Thales SA(1)	3,562	172,566
Total SA(1)	102,954	5,106,330
Unibail-Rodamco SE(1)	3,518	854,126
Vallourec SA(1)	4,083	220,340
Veolia Environnement SA(1)	14,089	173,154
Vinci SA(1)	17,448	883,727
Vivendi SA(1)	167,717	3,239,105
Wendel SA(1)	1,209	132,704
Zodiac Aerospace(1)	1,340	176,127

		79,627,022

Germany — 7.1%
Adidas AG(1)	38,242	4,152,410
Allianz SE(1)	44,711	6,909,857

Security Description	Shares	Value (Note 2)

Germany (continued)
Axel Springer AG(1)	4,417	$193,287
BASF SE#(1)	42,258	4,129,176
Bayer AG(1)	81,095	8,723,346
Bayerische Motoren Werke AG(1)	44,150	4,220,893
Beiersdorf AG(1)	3,804	343,616
Brenntag AG(1)	3,057	466,005
Celesio AG(1)	3,843	79,437
Commerzbank AG†(1)	99,499	1,042,325
Continental AG(1)	4,263	562,373
Daimler AG(1)	46,771	2,998,938
Deutsche Bank AG(1)	107,654	5,035,212
Deutsche Boerse AG(1)	7,583	490,814
Deutsche Lufthansa AG†(1)	9,288	200,520
Deutsche Post AG(1)	87,217	2,201,120
Deutsche Telekom AG(1)	404,216	4,620,088
E.ON SE(1)	68,457	1,158,234
Fraport AG Frankfurt Airport Services Worldwide#(1)	1,521	89,395
Fresenius Medical Care AG & Co. KGaA(1)	8,177	556,154
Fresenius SE & Co. KGaA(1)	4,818	570,322
GEA Group AG(1)	6,814	247,753
Hannover Rueckversicherung SE(1)	2,348	177,239
HeidelbergCement AG(1)	5,264	399,478
Henkel AG & Co. KGaA(1)	31,748	2,601,282
Hochtief AG(1)	1,321	92,531
Hugo Boss AG(1)	1,288	143,941
Infineon Technologies AG(1)	44,010	373,740
K+S AG(1)	6,549	276,491
Kabel Deutschland Holding AG(1)	3,360	318,038
Lanxess AG(1)	25,149	1,871,044
Linde AG(1)	6,970	1,337,702
MAN SE(1)	1,205	134,033
Merck KGaA(1)	14,440	2,285,420
Metro AG(1)	62,658	2,130,549
Muenchener Rueckversicherungs AG(1)	11,026	2,064,029
RWE AG(1)	18,299	628,328
SAP AG(1)	38,696	2,947,321
Siemens AG(1)	34,952	3,714,778
Suedzucker AG#(1)	2,831	96,252
Telefonica Deutschland Holding AG(1)	9,914	73,546
ThyssenKrupp AG†(1)	14,551	291,879
United Internet AG#(1)	6,650	189,127
Volkswagen AG(1)	1,151	246,754

		71,384,777

Greece — 0.0%
Hellenic Telecommunications Organization SA†	9,099	80,301
OPAP SA(1)	9,432	77,840

		158,141

Guernsey — 0.0%
Resolution, Ltd.(1)	55,151	241,002

Hong Kong — 2.9%
AIA Group, Ltd.(1)	880,000	3,883,488
Bank of East Asia, Ltd.(1)	109,600	426,755
BOC Hong Kong Holdings, Ltd.(1)	270,500	896,843
Cathay Pacific Airways, Ltd.(1)	83,000	153,137
Cheung Kong Holdings, Ltd.(1)	102,000	1,426,358
China Mobile, Ltd.(1)	222,012	2,313,677
China Overseas Land & Investment, Ltd.(1)	366,000	1,070,795
CLP Holdings, Ltd.(1)	130,000	1,093,819
CNOOC, Ltd.(1)	1,124,000	1,973,493
Galaxy Entertainment Group, Ltd.†(1)	155,000	807,032
Guangdong Investment, Ltd.(1)	936,000	818,876
Hang Lung Properties, Ltd.(1)	162,000	564,830
Hang Seng Bank, Ltd.(1)	55,900	898,104

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hong Kong (continued)
Henderson Land Development Co., Ltd.(1)	70,000	$492,958
HKT Trust/HKT, Ltd.(1)(4)	12,086	14,155
Hong Kong & China Gas Co., Ltd.(1)	384,000	1,084,340
Hong Kong Exchanges and Clearing, Ltd.(1)	80,000	1,339,592
Hopewell Holdings, Ltd.(1)	42,500	153,200
Hutchison Whampoa, Ltd.(1)	156,000	1,656,179
Hysan Development Co., Ltd.(1)	46,000	204,765
Link REIT(1)	168,500	866,209
MTR Corp., Ltd.(1)	109,500	431,569
New World Development Co., Ltd.(1)	276,000	433,594
PCCW, Ltd.(1)	278,000	131,423
Power Assets Holdings, Ltd.(1)	101,500	884,938
Shougang Fushan Resources Group, Ltd.(1)	2,350,000	941,110
Sino Land Co., Ltd.(1)	214,000	314,865
SJM Holdings, Ltd.(1)	141,000	380,917
Sun Hung Kai Properties, Ltd.(1)	117,000	1,539,201
Swire Pacific, Ltd., Class A(1)	49,500	627,628
Swire Properties, Ltd.(1)	85,800	263,530
Wharf Holdings, Ltd.(1)	111,000	981,872
Wheelock & Co., Ltd.(1)	67,000	376,613

		29,445,865

Hungary — 0.0%
Magyar Telekom Telecommunications PLC(1)	71,235	112,506
MOL Hungarian Oil and Gas PLC(1)	1,341	97,659
OTP Bank PLC(1)	1,902	40,373

		250,538

India — 0.8%
Bajaj Auto, Ltd.(1)	12,413	396,779
Bank of India(1)	15,459	79,087
Bharat Heavy Electricals, Ltd.(1)	167,639	589,529
Canara Bank(1)	36,567	268,003
Cipla, Ltd.(1)	122,849	807,614
Coal India, Ltd.(1)	166,056	947,667
Divi’s Laboratories, Ltd.(1)	41,110	711,874
HCL Technologies, Ltd.(1)	61,465	810,574
HDFC Bank, Ltd.(1)	121,573	1,505,484
Hindustan Unilever, Ltd.(1)	113,705	1,186,003
Housing Development Finance Corp.(1)	2,126	33,841
Infosys, Ltd.(1)	12,827	542,275
Oil & Natural Gas Corp., Ltd.(1)	13,858	79,614

		7,958,344

Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT(1)	1,038,000	512,643
Indocement Tunggal Prakarsa Tbk PT(1)	367,000	887,624
Telekomunikasi Indonesia Persero Tbk PT(1)	1,055,000	1,183,950

		2,584,217

Ireland — 0.2%
Bank of Ireland†	809,560	188,348
CRH PLC (ISE)(1)	26,956	569,130
CRH PLC (LSE)(1)	1,369	28,769
Elan Corp. PLC†(1)	17,505	217,217
Irish Bank Resolution Corp., Ltd.†(2)(3)	31,152	0
James Hardie Industries CDI(1)	32,150	303,742
Kerry Group PLC, Class A (ISE)(1)	5,643	320,095
Kerry Group PLC, Class A (LSE)(1)	2,010	113,403

		1,740,704

Isle of Man — 0.1%
Genting Singapore PLC#(1)	445,000	509,108

Israel — 0.5%
Bank Hapoalim BM†(1)	79,742	368,188

Security Description	Shares	Value (Note 2)

Israel (continued)
Bank Leumi Le-Israel BM†(1)	94,613	$329,183
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	144,076	184,275
Delek Group, Ltd.(1)	343	88,248
Israel Chemicals, Ltd.(1)	33,639	374,643
Israel Corp., Ltd.†(1)	175	107,620
Mellanox Technologies, Ltd.†(1)	2,702	150,040
Mizrahi Tefahot Bank, Ltd.†(1)	9,414	97,125
NICE Systems, Ltd.(1)	4,393	161,731
Teva Pharmaceutical Industries, Ltd.(1)	67,712	2,586,096

		4,447,149

Italy — 2.2%
Assicurazioni Generali SpA#(1)	49,506	922,413
Atlantia SpA(1)	13,025	219,549
Banca Monte dei Paschi di Siena SpA†#(1)	506,258	156,800
Banco Popolare SC†(1)	541,644	802,688
Enel Green Power SpA(1)	60,598	128,715
Enel SpA(1)	976,466	3,678,121
Eni SpA(1)	297,626	6,730,057
Exor SpA(1)	3,037	96,619
Fiat Industrial SpA(1)	31,841	365,950
Fiat SpA†(1)	33,247	262,654
Finmeccanica SpA†#(1)	17,164	93,767
Intesa Sanpaolo SpA(1)	1,433,227	2,694,792
Intesa Sanpaolo SpA RSP(1)	1,123,499	1,758,744
Luxottica Group SpA(1)	6,295	322,750
Mediobanca SpA(1)	22,186	146,268
Pirelli & C. SpA#(1)	8,003	91,585
Prysmian SpA(1)	8,048	170,721
Saipem SpA(1)	10,167	269,827
Snam SpA(1)	73,312	345,820
Telecom Italia SpA(1)	515,709	398,805
Telecom Italia SpA RSP(1)	573,127	354,110
Terna Rete Elettrica Nazionale SpA(1)	53,420	237,039
UniCredit SpA(1)	164,112	927,906
Unione di Banche Italiane SCPA(1)	179,313	788,793

		21,964,493

Japan — 17.9%
ABC-Mart, Inc.#(1)	800	29,008
ACOM Co., Ltd.†(1)	1,000	35,200
Advantest Corp.#(1)	4,000	61,078
Aeon Co., Ltd.#(1)	19,900	232,095
AEON Financial Service Co., Ltd.#(1)	1,800	48,260
Aeon Mall Co., Ltd.#(1)	37,100	968,868
Air Water, Inc.(1)	4,000	56,333
Aisin Seiki Co., Ltd.#(1)	10,600	383,842
Ajinomoto Co., Inc.(1)	130,000	1,786,360
Alfresa Holdings Corp.(1)	22,700	1,184,219
Amada Co., Ltd.(1)	180,000	1,237,133
ANA Holdings, Inc.#(1)	500,000	1,049,932
Aozora Bank, Ltd.(1)	49,000	141,884
Asahi Glass Co., Ltd.(1)	143,000	1,028,053
Asahi Group Holdings, Ltd.(1)	10,400	249,538
Asahi Kasei Corp.(1)	261,000	1,762,847
Asics Corp.(1)	20,300	308,873
Astellas Pharma, Inc.#(1)	12,100	618,555
Bank of Kyoto, Ltd.#(1)	134,000	1,082,921
Bank of Yokohama, Ltd.(1)	266,000	1,303,497
Benesse Holdings, Inc.(1)	2,000	73,714
Bridgestone Corp.(1)	77,800	2,505,525
Brother Industries, Ltd.#(1)	14,600	166,977
Calbee, Inc.(1)	500	48,010
Canon, Inc.(1)	116,300	4,002,959
Casio Computer Co., Ltd.#(1)	18,700	167,254

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Central Japan Railway Co.(1)	19,600	$2,138,184
Chiba Bank, Ltd.(1)	114,000	707,957
Chiyoda Corp.#(1)	76,000	823,554
Chubu Electric Power Co., Inc.(1)	88,900	1,154,164
Chugai Pharmaceutical Co., Ltd.(1)	9,800	196,466
Chugoku Bank, Ltd.#(1)	60,000	821,644
Chugoku Electric Power Co., Inc.#(1)	106,700	1,460,943
Citizen Holdings Co., Ltd.(1)	45,700	265,822
Coca-Cola West Co., Ltd.(1)	30,100	534,833
Cosmo Oil Co., Ltd.†#(1)	13,971	25,090
Credit Saison Co., Ltd.(1)	13,100	306,617
Dai Nippon Printing Co., Ltd.(1)	15,000	128,039
Dai-ichi Life Insurance Co., Ltd.(1)	1,518	2,086,635
Daicel Corp.(1)	8,000	64,080
Daido Steel Co., Ltd.(1)	8,000	42,898
Daihatsu Motor Co., Ltd.#(1)	73,000	1,550,316
Daiichi Sankyo Co., Ltd.(1)	103,400	1,703,521
Daikin Industries, Ltd.(1)	12,700	550,578
Dainippon Sumitomo Pharma Co., Ltd.(1)	4,300	59,494
Daito Trust Construction Co., Ltd.(1)	17,100	1,593,905
Daiwa House Industry Co., Ltd.(1)	90,000	1,689,549
Daiwa Securities Group, Inc.#(1)	45,000	370,399
Dena Co., Ltd.#(1)	25,000	527,452
Denki Kagaku Kogyo KK#(1)	18,000	60,165
Denso Corp.(1)	61,900	2,569,052
Dentsu, Inc.(1)	43,400	1,314,320
Don Quijote Co., Ltd.(1)	1,400	63,268
East Japan Railway Co.(1)	18,400	1,353,812
Eisai Co., Ltd.#(1)	45,000	1,726,013
Electric Power Development Co., Ltd.(1)	3,100	98,105
FamilyMart Co., Ltd.#(1)	29,500	1,187,719
FANUC Corp.(1)	13,400	1,980,272
Fast Retailing Co., Ltd.#(1)	6,100	2,050,975
Fuji Electric Co., Ltd.#(1)	156,000	512,851
Fuji Heavy Industries, Ltd.#(1)	16,000	359,313
FUJIFILM Holdings Corp.#(1)	17,200	357,998
Fujitsu, Ltd.(1)	394,000	1,632,454
Fukuoka Financial Group, Inc.(1)	141,000	573,961
Furukawa Electric Co., Ltd.#(1)	17,000	41,665
Gree, Inc.#(1)	35,000	349,254
GungHo Online Entertainment, Inc.†	9	116,470
Gunma Bank, Ltd.#(1)	80,000	396,224
Hachijuni Bank, Ltd.#(1)	113,000	579,703
Hakuhodo DY Holdings, Inc.(1)	4,640	305,441
Hamamatsu Photonics KK(1)	1,900	63,220
Hankyu Hanshin Holdings, Inc.(1)	143,000	762,129
Hino Motors, Ltd.(1)	102,000	1,449,521
Hirose Electric Co., Ltd.#(1)	800	103,286
Hiroshima Bank, Ltd.(1)	13,000	52,752
Hisamitsu Pharmaceutical Co., Inc.#(1)	1,700	83,564
Hitachi Chemical Co., Ltd.#(1)	2,700	42,552
Hitachi Construction Machinery Co., Ltd.#(1)	2,800	65,238
Hitachi High-Technologies Corp.(1)	47,700	1,109,812
Hitachi Metals, Ltd.#(1)	5,000	51,687
Hitachi, Ltd.(1)	531,000	3,596,149
Hokkaido Electric Power Co., Inc.†(1)	4,900	64,556
Hokuhoku Financial Group, Inc.	32,000	64,347
Hokuriku Electric Power Co.#(1)	4,500	61,479
Honda Motor Co., Ltd.(1)	89,800	3,321,135
Hoya Corp.(1)	11,700	234,805
Hulic Co., Ltd.(1)	7,100	59,487
Ibiden Co., Ltd.(1)	3,200	50,085
Idemitsu Kosan Co., Ltd.(1)	8,800	715,757
IHI Corp.(1)	63,000	231,190
Inpex Corp.(1)	399	1,685,700

Security Description	Shares	Value (Note 2)

Japan (continued)
Isetan Mitsukoshi Holdings, Ltd.(1)	95,400	$1,184,761
Isuzu Motors, Ltd.(1)	265,000	1,978,251
ITOCHU Corp.(1)	41,000	508,909
ITOCHU Techno-Solutions Corp.#(1)	4,700	201,655
Iyo Bank, Ltd.(1)	7,000	60,134
J. Front Retailing Co., Ltd.#(1)	13,000	89,025
Japan Airlines Co., Ltd.(1)	1,600	82,211
Japan Exchange Group, Inc.(1)	1,400	128,527
Japan Petroleum Exploration Co.(1)	3,100	131,082
Japan Prime Realty Investment Corp.(1)	78	243,333
Japan Real Estate Investment Corp.(1)	16	158,324
Japan Retail Fund Investment Corp.#(1)	56	105,923
Japan Steel Works, Ltd.#(1)	175,000	1,106,003
Japan Tobacco, Inc.(1)	51,200	1,734,125
JFE Holdings, Inc.#(1)	75,000	1,547,672
JGC Corp.(1)	6,000	200,232
Joyo Bank, Ltd.(1)	35,000	173,821
JSR Corp.(1)	50,600	983,863
JTEKT Corp.(1)	5,400	58,605
JX Holdings, Inc.(1)	93,900	458,187
Kajima Corp.(1)	147,000	431,852
Kamigumi Co., Ltd.(1)	6,000	45,526
Kaneka Corp.#(1)	79,000	478,321
Kansai Electric Power Co., Inc.†#(1)	20,300	240,034
Kansai Paint Co., Ltd.(1)	7,000	91,315
Kao Corp.#(1)	68,800	2,136,942
Kawasaki Heavy Industries, Ltd.#(1)	142,000	478,556
KDDI Corp.(1)	44,400	2,006,637
Keikyu Corp.#(1)	13,000	111,202
Keio Corp.(1)	16,000	106,785
Keisei Electric Railway Co., Ltd.#(1)	8,000	68,050
Keyence Corp.(1)	1,200	367,742
Kikkoman Corp.#(1)	4,000	65,128
Kinden Corp.(1)	4,000	32,176
Kintetsu Corp.#(1)	44,000	181,884
Kirin Holdings Co., Ltd.(1)	37,000	599,474
Kobe Steel, Ltd.†#(1)	1,026,000	1,356,410
Koito Manufacturing Co., Ltd.(1)	2,975	54,271
Komatsu, Ltd.#(1)	113,400	2,860,899
Konami Corp.#(1)	6,500	158,631
Konica Minolta, Inc.(1)	32,000	228,814
Kubota Corp.(1)	30,000	446,829
Kuraray Co., Ltd.(1)	9,300	131,855
Kurita Water Industries, Ltd.(1)	7,600	165,514
Kyocera Corp.(1)	4,400	434,381
Kyowa Hakko Kirin Co., Ltd.(1)	112,000	1,252,979
Kyushu Electric Power Co., Inc.†#(1)	11,500	157,795
Lawson, Inc.#(1)	3,300	239,533
LIXIL Group Corp.(1)	7,200	171,932
M3, Inc.(1)	18	38,897
Mabuchi Motor Co., Ltd.#(1)	600	28,906
Makita Corp.(1)	3,000	161,407
Marubeni Corp.(1)	231,000	1,602,054
Marui Group Co., Ltd.(1)	6,000	55,631
Maruichi Steel Tube, Ltd.#(1)	20,100	496,982
Mazda Motor Corp.†#(1)	73,000	280,138
McDonald’s Holdings Co. Japan, Ltd.#(1)	1,700	47,428
Medipal Holdings Corp.#(1)	3,400	44,885
MEIJI Holdings Co., Ltd.(1)	1,600	70,327
Miraca Holdings, Inc.(1)	1,500	64,607
Mitsubishi Chemical Holdings Corp.#(1)	346,500	1,651,072
Mitsubishi Corp.#(1)	103,500	1,802,032
Mitsubishi Electric Corp.(1)	261,000	2,466,923
Mitsubishi Estate Co., Ltd.(1)	56,000	1,375,091
Mitsubishi Gas Chemical Co., Inc.(1)	11,000	78,563

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Mitsubishi Heavy Industries, Ltd.#(1)	82,000	$502,617
Mitsubishi Logistics Corp.#(1)	3,000	40,830
Mitsubishi Materials Corp.#(1)	31,000	99,119
Mitsubishi Motors Corp.†#(1)	959,000	1,478,139
Mitsubishi Tanabe Pharma Corp.(1)	6,100	77,386
Mitsubishi UFJ Financial Group, Inc.(1)	1,106,500	6,534,318
Mitsubishi UFJ Lease & Finance Co., Ltd.#(1)	256,000	1,164,632
Mitsui & Co., Ltd.#(1)	113,600	1,430,828
Mitsui Chemicals, Inc.#(1)	78,000	176,390
Mitsui Fudosan Co., Ltd.(1)	29,000	797,038
Mitsui OSK Lines, Ltd.†#(1)	30,000	107,322
Mizuho Financial Group, Inc.#(1)	1,125,900	2,130,316
MS&AD Insurance Group Holdings(1)	13,700	337,980
Murata Manufacturing Co., Ltd.#(1)	5,500	417,170
Nabtesco Corp.#(1)	3,000	61,955
Namco Bandai Holdings, Inc.(1)	7,700	124,221
NEC Corp.#(1)	530,000	1,231,462
Nexon Co., Ltd.(1)	36,800	390,028
NGK Insulators, Ltd.(1)	8,000	100,766
NGK Spark Plug Co., Ltd.#(1)	10,000	176,118
NHK Spring Co., Ltd.#(1)	4,400	49,922
Nidec Corp.#(1)	2,800	189,513
Nikon Corp.(1)	9,400	245,585
Nintendo Co., Ltd.(1)	2,900	286,001
Nippon Building Fund, Inc.(1)	19	195,815
Nippon Electric Glass Co., Ltd.#(1)	35,000	178,014
Nippon Express Co., Ltd.(1)	282,000	1,263,031
Nippon Meat Packers, Inc.(1)	5,000	70,236
Nippon Steel & Sumitomo Metal Corp.#(1)	205,000	516,072
Nippon Telegraph & Telephone Corp.(1)	53,200	2,622,341
Nippon Yusen KK#(1)	43,000	111,022
Nishi-Nippon City Bank, Ltd.(1)	18,000	43,403
Nissan Motor Co., Ltd.#(1)	67,500	725,658
Nisshin Seifun Group, Inc.(1)	5,000	56,125
Nissin Foods Holdings Co., Ltd.#(1)	1,700	65,299
Nitori Holdings Co., Ltd.(1)	900	71,222
Nitto Denko Corp.(1)	4,500	268,666
NKSJ Holdings, Inc.(1)	9,000	202,661
NOK Corp.(1)	2,700	43,461
Nomura Holdings, Inc.(1)	272,400	2,105,517
Nomura Real Estate Holdings, Inc.(1)	3,400	75,449
Nomura Real Estate Office Fund, Inc.(1)	58	329,519
Nomura Research Institute, Ltd.#(1)	2,900	83,754
NSK, Ltd.(1)	13,000	120,359
NTT Data Corp.(1)	35	117,330
NTT DOCOMO, Inc.#(1)	416	614,514
NTT Urban Development Corp.(1)	30	34,318
Obayashi Corp.(1)	17,000	82,164
Odakyu Electric Railway Co., Ltd.#(1)	17,000	164,784
OJI Holdings Corp.#(1)	21,000	73,303
Olympus Corp.†#(1)	5,300	157,415
Omron Corp.(1)	5,600	166,453
Ono Pharmaceutical Co., Ltd.#(1)	2,200	151,507
Oracle Corp. Japan(1)	30,400	1,197,085
Oriental Land Co., Ltd.#(1)	1,400	190,780
ORIX Corp.#(1)	53,200	699,377
Osaka Gas Co., Ltd.(1)	52,000	210,645
Otsuka Corp.(1)	400	37,119
Otsuka Holdings Co., Ltd.(1)	9,800	311,683
Panasonic Corp.†#(1)	304,700	2,325,043
Park24 Co., Ltd.(1)	2,600	48,117
Rakuten, Inc.(1)	19,500	216,140
Resona Holdings, Inc.(1)	50,800	225,553
Ricoh Co., Ltd.#(1)	18,000	209,622
Rinnai Corp.#(1)	2,100	166,235

Security Description	Shares	Value (Note 2)

Japan (continued)
Rohm Co., Ltd.(1)	2,700	$97,824
Sankyo Co., Ltd.(1)	1,500	66,000
Sanrio Co., Ltd.#(1)	1,200	57,489
Santen Pharmaceutical Co., Ltd.(1)	1,900	75,619
SBI Holdings, Inc.#(1)	5,500	68,647
Secom Co., Ltd.(1)	5,700	287,671
Sega Sammy Holdings, Inc.#(1)	5,000	119,549
Sekisui Chemical Co., Ltd.(1)	12,000	120,220
Sekisui House, Ltd.(1)	15,000	193,577
Seven & I Holdings Co., Ltd.#(1)	24,600	835,319
Seven Bank, Ltd.#(1)	16,700	58,897
Sharp Corp.†#(1)	28,000	128,291
Shikoku Electric Power Co., Inc.†#(1)	4,900	80,163
Shimadzu Corp.(1)	7,000	57,471
Shimamura Co., Ltd.(1)	600	68,718
Shimano, Inc.#(1)	1,900	146,801
Shimizu Corp.#(1)	17,000	60,131
Shin-Etsu Chemical Co., Ltd.(1)	12,500	786,088
Shinsei Bank, Ltd.(1)	45,000	104,645
Shionogi & Co., Ltd.#(1)	8,000	149,653
Shiseido Co., Ltd.#(1)	9,700	137,845
Shizuoka Bank, Ltd.(1)	15,000	155,766
Showa Denko KK#(1)	42,000	64,443
Showa Shell Sekiyu KK(1)	5,100	40,148
SMC Corp.(1)	1,500	288,229
Softbank Corp.#(1)	90,200	4,511,549
Sojitz Corp.#(1)	33,500	57,928
Sony Corp.#(1)	48,200	960,322
Sony Financial Holdings, Inc.#(1)	9,400	136,962
Stanley Electric Co., Ltd.(1)	3,800	69,659
Sumco Corp.#(1)	3,000	36,118
Sumitomo Chemical Co., Ltd.#(1)	40,000	125,981
Sumitomo Corp.#(1)	30,300	381,307
Sumitomo Electric Industries, Ltd.(1)	20,300	244,168
Sumitomo Heavy Industries, Ltd.(1)	16,000	67,636
Sumitomo Metal Mining Co., Ltd.(1)	14,000	176,299
Sumitomo Mitsui Financial Group, Inc.#(1)	73,300	2,869,178
Sumitomo Mitsui Trust Holdings, Inc.(1)	84,000	347,635
Sumitomo Realty & Development Co., Ltd.#(1)	10,000	382,045
Sumitomo Rubber Industries, Ltd.(1)	4,600	72,278
Suruga Bank, Ltd.#(1)	5,000	75,297
Suzuken Co., Ltd.(1)	2,000	63,639
Suzuki Motor Corp.(1)	72,800	1,772,215
Sysmex Corp.(1)	2,000	130,695
T&D Holdings, Inc.(1)	32,300	393,204
Taiheiyo Cement Corp.#(1)	68,000	196,826
Taisei Corp.(1)	252,000	793,639
Taisho Pharmaceutical Holdings Co., Ltd.(1)	900	60,586
Taiyo Nippon Sanso Corp.(1)	7,000	49,073
Takashimaya Co., Ltd.#(1)	36,000	333,611
Takeda Pharmaceutical Co., Ltd.#(1)	36,100	1,598,128
TDK Corp.#(1)	17,500	669,048
Teijin, Ltd.#(1)	24,000	54,699
Terumo Corp.(1)	4,100	203,100
THK Co., Ltd.#(1)	3,100	66,055
Tobu Railway Co., Ltd.#(1)	28,000	145,290
Toho Co., Ltd.#(1)	3,000	52,332
Toho Gas Co., Ltd.(1)	11,000	57,613
Tohoku Electric Power Co., Inc.†(1)	12,100	142,796
Tokio Marine Holdings, Inc.(1)	18,800	545,515
Tokyo Electric Power Co., Inc.†#(1)	39,000	237,681
Tokyo Electron, Ltd.(1)	4,600	226,962
Tokyo Gas Co., Ltd.(1)	66,000	355,851
Tokyo Tatemono Co., Ltd.(1)	11,000	82,590
Tokyu Corp.(1)	31,000	192,133

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Tokyu Land Corp.(1)	12,000	$109,020
TonenGeneral Sekiyu KK#(1)	8,000	78,828
Toppan Printing Co., Ltd.#(1)	15,000	98,018
Toray Industries, Inc.(1)	40,000	274,559
Toshiba Corp.(1)	109,000	514,916
TOTO, Ltd.(1)	8,000	82,751
Toyo Seikan Group Holdings, Ltd.(1)	4,600	64,340
Toyo Suisan Kaisha, Ltd.(1)	2,000	64,304
Toyoda Gosei Co., Ltd.#(1)	1,800	43,570
Toyota Boshoku Corp.#(1)	2,000	28,488
Toyota Industries Corp.(1)	4,400	172,980
Toyota Motor Corp.(1)	179,700	10,600,054
Toyota Tsusho Corp.(1)	5,800	153,687
Trend Micro, Inc.(1)	2,800	85,314
Tsumura & Co.#(1)	1,600	45,617
Ube Industries, Ltd.(1)	26,000	50,424
Unicharm Corp.#(1)	3,100	173,374
United Urban Investment Corp.(1)	62	79,100
USS Co., Ltd.(1)	590	68,154
West Japan Railway Co.(1)	4,500	186,812
Yahoo Japan Corp.(1)	392	178,230
Yakult Honsha Co., Ltd.#(1)	2,300	97,546
Yamada Denki Co., Ltd.#(1)	2,510	95,068
Yamaguchi Financial Group, Inc.(1)	6,000	52,095
Yamaha Corp.(1)	4,300	45,966
Yamaha Motor Co., Ltd.#(1)	7,500	116,128
Yamato Holdings Co., Ltd.#(1)	10,100	185,508
Yamato Kogyo Co., Ltd.#(1)	1,132	34,504
Yamazaki Baking Co., Ltd.#(1)	29,000	335,444
Yaskawa Electric Corp.#(1)	6,000	73,121
Yokogawa Electric Corp.#(1)	6,000	71,368
Yokohama Rubber Co., Ltd.	6,000	61,759

		179,537,975

Jersey — 0.6%
Experian PLC(1)	38,153	700,581
Glencore Xstrata PLC#(1)	375,818	1,832,301
Petrofac, Ltd.(1)	10,103	206,572
Randgold Resources, Ltd.(1)	3,609	283,903
Shire PLC(1)	45,848	1,507,403
Wolseley PLC(1)	10,636	538,920
WPP PLC(1)	47,610	813,186

		5,882,866

Luxembourg — 0.2%
ArcelorMittal#(1)	38,804	488,662
Millicom International Cellular SA SDR(1)	6,544	524,105
SES SA FDR(1)	11,412	336,404
Subsea 7 SA#(1)	9,555	210,198
Tenaris SA#(1)	17,660	371,945

		1,931,314

Malaysia — 0.5%
AirAsia Bhd(1)	180,300	185,727
AMMB Holdings Bhd(1)	220,500	517,368
Berjaya Sports Toto Bhd(1)	615,500	846,073
British American Tobacco Malaysia Bhd(1)	43,900	902,739
Digi.com Bhd(1)	423,500	650,707
Felda Global Ventures Holdings Bhd(1)	108,800	155,196
Genting Bhd(1)	23,200	74,650
Malayan Banking Bhd(1)	143,800	473,470
Parkson Holdings Bhd(1)	305,900	376,988
Public Bank Bhd(1)	83,100	452,814

		4,635,732

Security Description	Shares	Value (Note 2)

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	544,000	$246,544

Mexico — 0.7%
Alfa SAB de CV, Class A	199,800	472,987
Alpek SA de CV	74,600	146,652
America Movil SAB de CV, Series L	1,512,600	1,517,542
Arca Continental SAB de CV	12,800	101,272
Cemex SAB de CV CPO†(4)	313,976	362,916
Coca-Cola Femsa SAB de CV, Series L	23,600	345,350
Compartamos SAB de CV	135,900	219,086
Controladora Comercial Mexicana SAB de CV(4)	34,600	129,104
El Puerto de Liverpool SAB de CV, Class C1	2,300	27,177
Fomento Economico Mexicano SAB de CV(4)	65,700	714,675
Grupo Aeroportuario del Pacifico SAB de CV, Class B	25,400	134,173
Grupo Carso SAB de CV, Class A1	63,000	329,785
Grupo Financiero Banorte SAB de CV, Class O	52,100	333,070
Grupo Financiero Inbursa SAB de CV, Class O	103,900	236,124
Grupo Financiero Santander Mexico SAB de CV, Class B	51,200	165,281
Grupo Mexico SAB de CV, Class B	180,900	598,835
Grupo Televisa SAB CPO	122,200	638,817
Industrias Penoles SAB de CV	3,180	120,934
Wal-Mart de Mexico SAB de CV, Series V	94,300	278,216

		6,871,996

Morocco — 0.0%
Attijariwafa Bank(1)	1,711	63,566
Douja Promotion Groupe Addoha SA(1)	20,592	127,694

		191,260

Netherlands — 3.0%
Aegon NV(1)	283,616	1,900,903
Akzo Nobel NV(1)	24,902	1,589,885
ASML Holding NV(1)	44,633	3,680,266
Corio NV(1)	2,700	120,014
DE Master Blenders 1753 NV†(1)	138,409	2,176,752
Delta Lloyd NV(1)	8,204	159,893
European Aeronautic Defence and Space Co. NV(1)	69,617	3,963,382
Fugro NV CVA(1)	2,797	165,450
Gemalto NV	9,327	783,131
Heineken Holding NV#(1)	48,205	2,845,219
Heineken NV#(1)	40,201	2,788,095
ING Groep NV CVA†(1)	169,379	1,583,590
Koninklijke Ahold NV(1)	94,707	1,530,123
Koninklijke Boskalis Westminster NV(1)	7,977	315,961
Koninklijke DSM NV#(1)	6,208	404,158
Koninklijke KPN NV(1)	121,771	232,343
Koninklijke Philips NV(1)	43,241	1,221,983
Koninklijke Vopak NV(1)	2,641	158,160
QIAGEN NV†(1)	9,029	169,590
Randstad Holding NV(1)	4,618	195,942
Reed Elsevier NV(1)	27,191	442,940
STMicroelectronics NV(1)	24,538	226,740
TNT Express NV(1)	14,439	110,894
Unilever NV CVA#(1)	61,527	2,494,759
Wolters Kluwer NV(1)	12,406	269,899
Ziggo NV(1)	6,399	229,835

		29,759,907

New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	81,619	193,871
Contact Energy, Ltd.(1)	27,344	112,384
Fletcher Building, Ltd.#(1)	49,337	327,412
SKYCITY Entertainment Group, Ltd.#(1)	41,669	138,324
Telecom Corp. of New Zealand, Ltd.(1)	131,995	240,433

		1,012,424

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Norway — 0.3%
Aker Solutions ASA(1)	6,802	$100,566
DNB ASA(1)	37,930	610,794
Gjensidige Forsikring ASA#(1)	8,843	133,426
Norsk Hydro ASA(1)	35,785	161,431
Orkla ASA(1)	30,039	253,481
Statoil ASA#(1)	42,624	964,513
Telenor ASA(1)	25,939	542,837
Yara International ASA(1)	7,007	313,879

		3,080,927

Peru — 0.0%
Cia de Minas Buenaventura SA ADR	6,300	113,085

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.(1)	708,930	905,473
Aboitiz Power Corp.(1)	972,800	820,900
Bank of the Philippine Islands(1)	285,380	690,097
BDO Unibank, Inc.†(1)	279,439	613,293
DMCI Holdings, Inc.(1)	24,860	33,092

		3,062,855

Poland — 0.2%
Bank Handlowy w Warszawie SA(1)	4,842	145,293
Bank Millennium SA†(1)	54,839	85,732
Bank Pekao SA(1)	7,137	359,655
BRE Bank SA(1)	1,198	142,327
Cyfrowy Polsat SA†(1)	22,561	123,794
Enea SA(1)	17,249	77,592
Eurocash SA(1)	2,075	41,155
Grupa Lotos SA†(1)	5,113	66,540
Jastrzebska Spolka Weglowa SA(1)	2,607	63,491
KGHM Polska Miedz SA(1)	5,091	226,222
PGE SA(1)	29,679	162,660
Polski Koncern Naftowy Orlen SA†(1)	15,653	249,150
Powszechna Kasa Oszczednosci Bank Polski SA(1)	14,898	157,456
Powszechny Zaklad Ubezpieczen SA(1)	760	105,759
Synthos SA(1)	42,222	68,595
Tauron Polska Energia SA(1)	11,827	15,477

		2,090,898

Portugal — 0.1%
Banco Espirito Santo SA†(1)	56,885	54,948
EDP — Energias de Portugal SA(1)	74,992	240,739
Galp Energia SGPS SA(1)	9,326	151,531
Jeronimo Martins SGPS SA(1)	9,888	210,273
Portugal Telecom SGPS SA(1)	25,127	106,759

		764,250

Russia — 0.7%
Federal Grid Co. Unified Energy System JSC†	25,550,000	96,988
Gazprom OAO	444,580	1,658,728
Inter Rao Ues OAO†	65,200,000	27,058
LSR Group OJSC GDR(1)	7,895	28,598
Lukoil OAO	20,737	1,256,662
Magnit OJSC GDR†(1)	9,446	508,291
Mechel ADR†	12,600	37,800
MegaFon OAO GDR†(1)	5,328	164,764
MMC Norilsk Nickel OJSC	2,177	314,577
Mobile Telesystems OJSC ADR	17,500	337,225
NovaTek OAO GDR(1)	2,624	291,607
Rosneft OAO	31,430	208,183
Rostelecom OJSC	16,780	53,077
RusHydro Management Co.	505,000	7,430
Russian Grids OAO†	1,607,000	57,222
Sberbank of Russia(1)	368,790	1,135,587
Severstal OAO	660	5,304

Security Description	Shares	Value (Note 2)

Russia (continued)
Sistema JSFC GDR(1)	2,933	$55,158
Surgutneftegas OAO	392,800	298,929
Tatneft OAO	63,900	364,230
Uralkali OJSC	24,740	178,685
VTB Bank OJSC	6,010,000	8,660

		7,094,763

Singapore — 1.3%
Ascendas Real Estate Investment Trust(1)	154,000	281,749
CapitaCommercial Trust(1)	155,000	185,875
CapitaLand, Ltd.(1)	188,000	512,232
CapitaMall Trust#(1)	183,000	306,629
CapitaMalls Asia, Ltd.#(1)	106,000	160,422
City Developments, Ltd.#(1)	30,000	255,019
ComfortDelGro Corp., Ltd.(1)	161,000	237,331
DBS Group Holdings, Ltd.(1)	126,000	1,705,304
Global Logistic Properties, Ltd.(1)	229,000	505,720
Jardine Cycle & Carriage, Ltd.#(1)	8,000	295,480
Keppel Corp., Ltd.(1)	107,000	883,149
Keppel Land, Ltd.#(1)	53,000	155,605
Olam International, Ltd.#(1)	109,000	150,482
Oversea-Chinese Banking Corp., Ltd.(1)	189,000	1,539,562
SembCorp Industries, Ltd.(1)	75,000	287,889
SembCorp Marine, Ltd.#(1)	62,000	211,980
Singapore Airlines, Ltd.#(1)	40,000	338,236
Singapore Exchange, Ltd.#(1)	64,000	373,722
Singapore Press Holdings, Ltd.#(1)	122,000	411,118
Singapore Technologies Engineering, Ltd.(1)	119,000	378,960
Singapore Telecommunications, Ltd.(1)	589,000	1,742,984
StarHub, Ltd.(1)	50,000	156,995
United Overseas Bank, Ltd.(1)	93,000	1,571,009
UOL Group, Ltd.(1)	35,000	184,552
Wilmar International, Ltd.#(1)	140,000	359,352
Yangzijiang Shipbuilding Holdings, Ltd.#(1)	142,000	98,669

		13,290,025

South Africa — 0.9%
ABSA Group, Ltd.(1)	22,392	330,297
African Bank Investments, Ltd.(1)	45,732	72,501
African Rainbow Minerals, Ltd.(1)	9,637	171,304
Anglo American Platinum, Ltd.†(1)	337	10,898
AngloGold Ashanti, Ltd.(1)	14,136	255,862
Aspen Pharmacare Holdings, Ltd.(1)	5,789	119,277
Assore, Ltd.(1)	3,279	115,901
Aveng, Ltd.(1)	27,273	78,803
Barloworld, Ltd.(1)	14,312	123,342
Bidvest Group, Ltd.(1)	15,431	397,101
Discovery, Ltd.(1)	28,001	224,896
FirstRand, Ltd.(1)	167,838	491,202
Foschini Group, Ltd.(1)	2,739	28,715
Gold Fields, Ltd.(1)	38,090	231,930
Growthpoint Properties, Ltd.(1)(4)	24,494	61,415
Harmony Gold Mining Co., Ltd.(1)	14,214	58,913
Impala Platinum Holdings, Ltd.(1)	8,422	88,331
Imperial Holdings, Ltd.(1)	10,597	221,887
Investec, Ltd.(1)	19,462	138,494
Kumba Iron Ore, Ltd.(1)	4,063	208,526
Liberty Holdings, Ltd.(1)	18,374	229,364
Life Healthcare Group Holdings, Ltd. Bonds(1)	69,868	254,218
Massmart Holdings, Ltd.(1)	487	9,488
Mr. Price Group, Ltd.(1)	5,730	72,636
MTN Group, Ltd.(1)	66,320	1,202,655
Naspers, Ltd., Class N(1)	12,141	892,072
Nedbank Group, Ltd.(1)	18,019	324,026
Netcare, Ltd.(1)	11,290	26,257

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
South Africa (continued)
PPC, Ltd.(1)	15,720	$50,378
Remgro, Ltd.(1)	4,354	85,321
Reunert, Ltd.(1)	17,415	123,220
RMB Holdings, Ltd.(1)	47,917	189,342
RMI Holdings(1)	52,095	126,127
Sanlam, Ltd.(1)	93,898	441,497
Sappi, Ltd.†(1)	2,791	7,052
Sasol, Ltd.(1)	15,229	680,464
Shoprite Holdings, Ltd.(1)	3,557	62,219
Standard Bank Group, Ltd.(1)	56,230	622,054
Tiger Brands, Ltd.(1)	2,530	77,299
Truworths International, Ltd.(1)	9,000	77,712
Vodacom Group, Ltd.(1)	6,676	73,916
Woolworths Holdings, Ltd.(1)	19,383	139,549

		9,196,461

South Korea — 1.8%
Cheil Worldwide, Inc.†(1)	41,910	977,972
Daelim Industrial Co., Ltd.(1)	1,933	162,084
DGB Financial Group, Inc.(1)	32,220	481,219
Dongbu Insurance Co., Ltd.(1)	18,740	824,478
Hana Financial Group, Inc.(1)	22,155	740,723
Hanwha Corp.(1)	14,120	394,204
Hanwha Life Insurance Co., Ltd.(1)	104,690	642,742
Hyundai Engineering & Construction Co., Ltd.(1)	1,555	84,122
Hyundai Heavy Industries Co., Ltd.(1)	1,415	245,607
Hyundai Marine & Fire Insurance Co., Ltd.(1)	26,250	754,113
Hyundai Motor Co.(1)	10,652	1,987,328
KB Financial Group, Inc.(1)	34,210	1,109,252
KT&G Corp.(1)	16,292	1,143,812
Samsung Electronics Co., Ltd.(1)	4,384	5,912,150
Samsung Fire & Marine Insurance Co., Ltd.(1)	4,796	965,498
Samsung Life Insurance Co., Ltd.(1)	7,776	721,727
SK Telecom Co., Ltd.(1)	3,438	635,207

		17,782,238

Spain — 2.1%
Abertis Infraestructuras SA(1)	14,220	252,721
Acciona SA(1)	5,293	327,716
ACS Actividades de Construccion y Servicios SA#(1)	6,475	181,154
Amadeus IT Holding SA, Class A(1)	91,489	2,789,156
Banco Bilbao Vizcaya Argentaria SA#(1)	210,582	1,974,283
Banco de Sabadell SA#(1)	152,395	283,191
Banco Popular Espanol SA†#(1)	488,159	397,783
Banco Santander SA(1)	639,297	4,592,521
Bankia SA†(1)	149,133	170,998
CaixaBank#(1)	142,278	506,096
Distribuidora Internacional de Alimentacion SA(1)	23,155	180,131
Enagas SA(1)	11,324	283,067
Ferrovial SA#(1)	60,897	983,535
Gas Natural SDG SA(1)	32,356	668,037
Grifols SA#(1)	5,928	216,934
Iberdrola SA(1)	219,488	1,167,501
Inditex SA(1)	22,790	2,824,720
International Consolidated Airlines Group SA†#(1)	39,191	164,507
Mapfre SA#(1)	30,321	107,474
Red Electrica Corp. SA(1)	4,236	224,167
Repsol SA(1)	38,849	870,118
Telefonica SA†(1)	154,292	2,113,082
Zardoya Otis SA#(1)	5,213	70,358

		21,349,250

Security Description	Shares	Value (Note 2)

Sweden — 2.3%
Alfa Laval AB(1)	49,888	$1,078,795
Assa Abloy AB, Class B(1)	44,399	1,769,999
Atlas Copco AB, Class A(1)	142,511	3,745,434
Atlas Copco AB, Class B(1)	14,554	341,949
Boliden AB(1)	15,080	215,452
Electrolux AB, Series B(1)	9,390	252,112
Elekta AB, Series B(1)	14,531	221,433
Getinge AB, Class B(1)	7,512	223,784
Hennes & Mauritz AB, Class B(1)	35,967	1,229,068
Hexagon AB, Class B(1)	9,111	263,527
Husqvarna AB, Class B(1)	12,738	72,374
Industrivarden AB, Class C(1)	5,338	91,753
Investment AB Kinnevik, Class B(1)	7,988	210,689
Investor AB, Class B(1)	17,543	502,715
Lundin Petroleum AB†(1)	7,705	159,314
Nordea Bank AB(1)	100,583	1,227,290
Ratos AB, Class B(1)	6,453	55,500
Sandvik AB(1)	143,677	2,008,997
Scania AB, Class B(1)	12,370	274,586
Securitas AB, Class B(1)	10,565	96,120
Skandinaviska Enskilda Banken AB, Class A(1)	57,980	601,633
Skanska AB, Class B(1)	14,088	249,367
SKF AB, Class B(1)	14,677	354,164
Svenska Cellulosa AB, Class B(1)	21,443	532,713
Svenska Handelsbanken AB, Class A(1)	19,120	818,287
Swedbank AB, Class A(1)	130,008	3,079,009
Swedish Match AB(1)	7,963	274,115
Tele2 AB, Series B(1)	11,019	137,687
Telefonaktiebolaget LM Ericsson, Class B(1)	115,242	1,347,846
TeliaSonera AB(1)	90,025	599,573
Volvo AB, Class B(1)	57,299	835,936

		22,871,221

Switzerland — 7.6%
ABB, Ltd.(1)	82,804	1,803,033
Actelion, Ltd.(1)	37,369	2,233,083
Adecco SA#(1)	5,056	280,992
Aryzta AG(1)	42,046	2,406,942
Baloise Holding AG(1)	30,991	3,034,173
Banque Cantonale Vaudoise(1)	97	50,427
Barry Callebaut AG(1)	52	48,446
Cie Financiere Richemont SA, Class A (BR)(1)	59,957	5,269,950
Coca-Cola HBC AG†	7,495	210,448
Credit Suisse Group AG(1)	176,799	5,243,553
EMS-Chemie Holding AG(1)	277	82,300
Geberit AG(1)	1,452	361,350
Givaudan SA(1)	311	399,229
Holcim, Ltd.(1)	9,281	720,309
Julius Baer Group, Ltd.(1)	8,940	350,270
Kuehne & Nagel International AG(1)	2,103	235,809
Lindt & Spruengli AG(1)	4	170,254
Lindt & Spruengli AG (Participation Certificate)(1)	29	106,935
Lonza Group AG(1)	2,133	157,376
Nestle SA(1)	199,292	13,150,656
Novartis AG(1)	155,245	11,124,194
Pargesa Holding SA (BR)(1)	1,158	80,565
Partners Group Holding AG(1)	1,941	493,195
Roche Holding AG(1)	62,310	15,418,006
Schindler Holding AG(1)	743	105,081
Schindler Holding AG (Participation Certificate)(1)	11,716	1,702,827
SGS SA(1)	212	474,147
Sika AG (BR)(1)	75	184,966
Sonova Holding AG(1)	5,031	554,270

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Sulzer AG(1)	948	$158,227
Swatch Group AG(1)	1,779	174,513
Swatch Group AG (BR)(1)	1,152	653,976
Swiss Life Holding AG(1)	4,784	789,759
Swiss Prime Site AG(1)	1,872	140,859
Swiss Re AG(1)	18,454	1,353,735
Swisscom AG(1)	1,710	727,761
Syngenta AG(1)	3,513	1,378,517
Transocean, Ltd.(1)	13,749	699,530
UBS AG(1)	137,971	2,399,729
Zurich Insurance Group AG(1)	5,625	1,487,218

		76,416,610

Taiwan — 1.7%
Advanced Semiconductor Engineering, Inc.(1)	1,162,000	999,178
Advantech Co., Ltd.(1)	185,000	906,304
Asia Cement Corp.(1)	680,000	837,532
Asustek Computer, Inc.(1)	97,000	1,064,250
AU Optronics Corp.†(1)	857,000	393,027
Catcher Technology Co., Ltd.(1)	169,000	944,280
Chang Hwa Commercial Bank(1)	1,441,000	812,842
Cheng Uei Precision Industry Co., Ltd.(1)	258,000	518,393
Chicony Electronics Co., Ltd.(1)	54,000	149,024
China Life Insurance Co., Ltd.†(1)	509,000	509,281
Chinatrust Financial Holding Co., Ltd.(1)	199,000	126,704
Chunghwa Telecom Co., Ltd.(1)	324,000	1,030,666
Compal Electronics, Inc.(1)	1,023,000	625,174
Far EasTone Telecommunications Co., Ltd.(1)	240,000	573,197
Feng Hsin Iron & Steel Co.(1)	20,000	38,607
First Financial Holding Co., Ltd.(1)	1,633,000	983,880
Formosa Taffeta Co., Ltd.(1)	740,000	686,054
Fubon Financial Holding Co., Ltd.(1)	733,000	962,835
Hermes Microvision, Inc.(1)	29,000	936,475
Hon Hai Precision Industry Co., Ltd.(1)	86,000	218,782
Hua Nan Financial Holdings Co., Ltd.(1)	1,171,000	681,901
Lite-On Technology Corp.(1)	554,000	883,016
Mega Financial Holding Co., Ltd.(1)	80,000	63,843
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	674,000	2,451,651

		17,396,896

Thailand — 0.3%
Airports of Thailand PCL	178,000	1,087,696
Bank of Ayudhya PCL(1)	333,200	388,796
BEC World PCL	395,100	828,699
Kasikornbank PCL(1)	119,600	765,643

		3,070,834

Turkey — 0.3%
Akbank TAS(1)	41,973	198,836
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	7,462	107,167
Arcelik AS(1)	18,429	138,635
Asya Katilim Bankasi AS†(1)	34,867	35,787
BIM Birlesik Magazalar AS(1)	4,451	209,701
Coca-Cola Icecek AS(1)	4,726	143,944
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(5)	9,189	15,050
Enka Insaat ve Sanayi AS(1)	37,195	118,934
Eregli Demir ve Celik Fabrikalari TAS(1)	87,285	103,697
Ford Otomotiv Sanayi AS(1)	8,454	128,125
Haci Omer Sabanci Holding AS(1)	13,000	82,825
KOC Holding AS(1)	41,661	235,464
Koza Altin Isletmeleri AS(1)	6,199	108,619
TAV Havalimanlari Holding AS(1)	17,382	109,120
Turk Hava Yollari(1)	31,538	145,835
Turkcell Iletisim Hizmetleri AS†(1)	20,970	129,392

Security Description	Shares	Value (Note 2)

Turkey (continued)
Turkiye Garanti Bankasi AS(1)	49,661	$254,882
Turkiye Halk Bankasi AS(1)	38,164	405,901
Turkiye Is Bankasi, Class C(1)	21,385	78,744
Turkiye Vakiflar Bankasi Tao, Class D(1)	66,157	208,223
Yapi Ve Kredi Bankasi AS(1)	5,355	15,854

		2,974,735

United Kingdom — 17.4%
3i Group PLC(1)	39,356	201,007
Aberdeen Asset Management PLC(1)	382,517	2,672,086
Admiral Group PLC(1)	7,947	161,015
Aggreko PLC#(1)	18,895	510,507
AMEC PLC(1)	47,624	738,840
Anglo American PLC(1)	82,751	1,875,612
Antofagasta PLC(1)	88,536	1,242,306
ARM Holdings PLC(1)	179,805	2,624,880
Associated British Foods PLC(1)	115,322	3,148,312
AstraZeneca PLC(1)	136,477	6,962,307
Aviva PLC(1)	137,781	689,299
Babcock International Group PLC(1)	176,111	3,090,872
BAE Systems PLC(1)	576,960	3,539,565
Balfour Beatty PLC(1)	11,243	39,467
Barclays PLC(1)	614,896	2,942,213
BG Group PLC(1)	183,605	3,341,585
BHP Billiton PLC(1)	249,907	7,231,792
BP PLC(1)	1,621,257	11,604,678
British American Tobacco PLC(1)	114,825	6,306,328
British Land Co. PLC(1)	51,615	472,024
British Sky Broadcasting Group PLC(1)	250,533	2,967,322
BT Group PLC(1)	827,464	3,777,662
Bunzl PLC(1)	12,934	251,594
Burberry Group PLC(1)	33,552	731,280
Capita PLC(1)	24,764	360,785
Carnival PLC(1)	7,044	236,949
Centrica PLC(1)	323,929	1,867,349
Cobham PLC(1)	41,884	181,194
Compass Group PLC(1)	69,090	906,778
Croda International PLC#(1)	72,998	2,723,435
Diageo PLC(1)	100,125	2,964,162
Direct Line Insurance Group PLC(1)	29,350	94,369
easyJet PLC	6,094	117,222
Evraz PLC#(1)	193,195	393,964
Fresnillo PLC(1)	6,208	108,396
G4S PLC(1)	55,061	205,830
GKN PLC(1)	63,117	285,006
GlaxoSmithKline PLC(1)	254,422	6,594,686
Hammerson PLC(1)	28,309	219,696
Hargreaves Lansdown PLC(1)	32,812	475,585
HSBC Holdings PLC(1)	1,329,952	14,568,246
ICAP PLC(1)	21,475	119,184
IMI PLC(1)	19,858	388,411
Imperial Tobacco Group PLC(1)	37,316	1,336,341
Inmarsat PLC(1)	17,562	163,109
InterContinental Hotels Group PLC(1)	68,987	1,988,030
Intertek Group PLC(1)	6,102	297,309
Intu Properties PLC#(1)	25,277	129,863
Invensys PLC(1)	31,871	190,267
Investec PLC(1)	21,465	149,780
ITV PLC(1)	444,695	882,550
J Sainsbury PLC(1)	47,703	270,864
Johnson Matthey PLC(1)	15,445	593,711
Kingfisher PLC(1)	88,409	462,640
Land Securities Group PLC(1)	47,049	660,864
Legal & General Group PLC(1)	230,637	624,437
Lloyds Banking Group PLC†(1)	3,683,516	3,380,106

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
London Stock Exchange Group PLC(1)	6,978	$146,947
Marks & Spencer Group PLC(1)	261,866	1,860,236
Meggitt PLC(1)	121,732	974,336
Melrose Industries PLC(1)	46,870	185,596
National Grid PLC(1)	316,809	3,748,258
Next PLC(1)	38,241	2,669,719
Old Mutual PLC(1)	191,545	589,540
Pearson PLC(1)	31,359	584,438
Persimmon PLC(1)	11,345	209,287
Prudential PLC(1)	79,866	1,346,035
Reckitt Benckiser Group PLC(1)	24,382	1,739,529
Reed Elsevier PLC#(1)	44,793	501,865
Rexam PLC(1)	319,453	2,553,940
Rio Tinto PLC(1)	48,162	2,078,029
Rolls-Royce Holdings PLC(1)	123,568	2,234,843
Royal Bank of Scotland Group PLC†(1)	86,849	434,172
Royal Dutch Shell PLC, Class A(1)	340,031	11,292,441
Royal Dutch Shell PLC, Class B(1)	116,451	4,023,216
RSA Insurance Group PLC(1)	138,264	241,452
SABMiller PLC(1)	36,267	1,824,213
Sage Group PLC†(1)	47,231	260,958
Schroders PLC(1)	12,292	436,301
Segro PLC(1)	25,695	108,740
Serco Group PLC#(1)	19,019	176,115
Severn Trent PLC(1)	9,357	291,137
Smith & Nephew PLC(1)	33,661	391,252
Smiths Group PLC(1)	31,093	648,946
SSE PLC(1)	36,499	853,466
Standard Chartered PLC#(1)	91,353	2,100,679
Standard Life PLC(1)	628,763	3,697,096
Tate & Lyle PLC(1)	18,438	228,292
Tesco PLC(1)	303,874	1,676,937
Travis Perkins PLC(1)	9,104	221,978
TUI Travel PLC#(1)	19,073	102,492
Tullow Oil PLC(1)	56,989	892,203
Unilever PLC(1)	53,876	2,264,644
United Utilities Group PLC(1)	26,027	296,891
Vedanta Resources PLC#(1)	3,434	64,630
Vodafone Group PLC(1)	2,693,237	7,804,885
Weir Group PLC#(1)	8,171	287,727
Whitbread PLC(1)	6,896	298,914
William Hill PLC(1)	31,715	210,935
WM Morrison Supermarkets PLC(1)	79,701	329,894

		173,946,875

United States — 0.0%
Southern Copper Corp.	2,100	65,415

Total Common Stock
(cost $889,944,833)		964,295,348

EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI Chile Investable Market Index Fund	42,582	2,437,394
iShares MSCI Emerging Markets Index Fund	72,062	2,969,675

Total Exchange Traded-Funds
(cost $5,800,661)		5,407,069

PREFERRED STOCK — 2.1%
Brazil — 0.8%
AES Tiete SA	13,200	143,291
Banco Bradesco SA	85,400	1,368,840
Banco do Estado do Rio Grande do Sul SA, Class B	11,800	92,613
Bradespar SA	28,700	295,603
Braskem SA, Class A†	24,600	191,925

Security Description	Shares	Value (Note 2)

Brazil (continued)
Centrais Eletricas Brasileiras SA, Class B	4,700	$21,966
Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,000	339,215
Cia de Bebidas das Americas	23,400	895,336
Cia Energetica de Minas Gerais	24,489	247,543
Cia Energetica de Sao Paulo, Class B	13,700	134,198
Cia Paranaense de Energia, Class B	8,300	127,302
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	15,800	55,991
Gerdau SA	23,400	142,576
Itau Unibanco Holding SA	79,390	1,200,969
Itausa — Investimentos Itau SA	120,120	528,308
Klabin SA	14,300	86,596
Marcopolo SA	4,900	31,800
Metalurgica Gerdau SA	7,700	59,679
Oi SA	27,600	51,159
Petroleo Brasileiro SA	123,700	1,157,991
Telefonica Brasil SA	6,200	152,554
Usinas Siderurgicas de Minas Gerais SA, Class A†	8,500	35,321
Vale SA	56,100	750,427

		8,111,203

Colombia — 0.1%
Bancolombia SA	18,312	269,348
Grupo de Inversiones Suramericana SA	16,007	332,985

		602,333

Germany — 0.9%
Bayerische Motoren Werke AG(1)	32,452	2,258,345
Fuchs Petrolub AG(1)	1,202	103,673
Henkel AG & Co. KGaA(1)	35,406	3,428,017
Porsche Automobil Holding SE(1)	5,654	470,609
ProSiebenSat.1 Media AG(1)	5,219	209,077
RWE AG#(1)	51,020	1,683,989
Volkswagen AG(1)	5,463	1,191,379

		9,345,089

Russia — 0.0%
AK Transneft OAO	24	50,622
Sberbank of Russia	37,500	85,263
Surgutneftegas OAO	389,700	237,292

		373,177

South Korea — 0.3%
Hyundai Motor Co.(1)	5,475	445,495
Hyundai Motor Co. (2nd Preferred)(1)	7,571	621,017
Samsung Electronics Co., Ltd.(1)	1,580	1,374,422

		2,440,934

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Class C†	14,463,141	21,975

Total Preferred Stock
(cost $19,526,119)		20,894,711

RIGHTS† — 0.0%
Brazil — 0.0%
CETIP SA — Mercados Organizados (Expires 06/13/2013) (Strike price 23.75 BRL)	4	1

Hong Kong — 0.0%
Hopewell Holdings, Ltd. (Expires 05/27/2013)(2) (Strike price 17.98 HKD)	1,700	0

Italy — 0.0%
Exor SpA (Preferred) (Expire 06/05/2013) (Strike price 16.97 EUR)	2,131	0

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount(8)	Value (Note 2)

RIGHTS† (continued)
Italy (continued)
Exor SpA RSP (Expire 06/05/2013) (Strike price 16.90 EUR)	2,131	$0

		0

Total Rights
(cost $0)		1

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Company Guar. Bonds 4.19% due 12/16/2024	GBP 5,000	15,868
National Grid Gas PLC Company Guar. Bonds 7.00% due 12/14/2022	GBP 5,000	10,155

Total Foreign Corporate Bonds & Notes
(cost $15,634)		26,023

Total Long - Term Investment Securities
(cost $915,287,247)		990,623,152

SHORT-TERM INVESTMENT SECURITIES — 9.4%
Registered Investment Companies — 8.4%
State Street Navigator Securities Lending Prime Portfolio(6)	84,293,514	84,293,514

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$8,123,000	8,123,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 0.05% due 06/06/2013@	1,550,000	1,549,989

Total Short-Term Investment Securities
(cost $93,966,503)		93,966,503

REPURCHASE AGREEMENTS — 0.1%
State Street Bank & Trust Co. bearing interest at 0.01% dated 05/31/2013 to be repurchased 06/03/2013 in the amount of $320,000 and collateralized by $330,000 of United States Treasury Bonds, bearing interest at 0.25% due 08/15/2015 and having approximate value of $330,000	320,000	320,000

State Street Bank & Trust Co. bearing interest at 0.01% dated 05/31/2013 to be repurchased 06/03/2013 in the amount of $326,000 and collateralized by $345,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.06% due 10/17/2022 and having approximate value of $336,157	326,000	326,000

Total Repurchase Agreements
(cost $646,000)		646,000

TOTAL INVESTMENTS —
(cost $1,009,899,750)(7)	108.4%	1,085,235,655
Liabilities in excess of other assets	(8.4)	(84,285,648)

NET ASSETS —	100.0%	$1,000,950,007

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $950,597,069 representing 95.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Consists of more than one type of securities traded together as a unit.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(6)	At May 31, 2013, the Fund had loaned securities with a total value of $81,017,101. This was secured by collateral of $84,293,514, which was received in cash and subsequently invested in short-term investments currently valued at $84,293,514 as reported in the portfolio of investments. Additional collateral of $1,235,400 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	Zero Coupon to 6.88%	06/15/2013 to 11/15/2042	$ 1,235,400

(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United Stats Dollars unless otherwise indicated.

ADR—American Depository Receipt

BR—Bearer Shares

BRL—Brazilian Real

CDI—Chess Depository Interest

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

FDR—Federal Depository Receipt

GBP—Pound Sterling

GDR—Global Depository Receipt

HKD—Hong Kong Dollar

ISE—Irish Stock Exchange

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
40	Long	E-Mini MSCI EAFE	June 2013	3,573,760	3,378,400	$(195,360)
15	Long	Nikkei 225 Index	June 2013	940,170	1,009,875	69,705

						$(125,655)

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$231,165	$69,275,893	$0	$69,507,058
Austria	—	4,337,506	0	4,337,506
Bermuda	344,050	3,672,721	—	4,016,771
Brazil	8,426,667	—	—	8,426,667
Cayman Islands	—	4,250,961	—	4,250,961
Colombia	967,695	—	—	967,695
France	—	79,627,022	—	79,627,022
Germany	—	71,384,777	—	71,384,777
Greece	80,301	77,840	—	158,141
Ireland	188,348	1,552,356	0	1,740,704
Japan	242,576	179,295,399	—	179,537,975
Mexico	6,871,996	—	—	6,871,996
Netherlands	783,131	28,976,776	—	29,759,907
Peru	113,085	—	—	113,085
Russia	4,910,758	2,184,005	—	7,094,763
Switzerland	210,448	76,206,162	—	76,416,610
Thailand	1,916,395	1,154,439	—	3,070,834
United Kingdom	117,222	173,829,653	—	173,946,875
United States	65,415	—	—	65,415
Other Countries*	—	243,000,586	—	243,000,586
Exchange-Traded Funds	5,407,069	—	—	5,407,069
Preferred Stock:
Germany	—	9,345,089	—	9,345,089
South Korea	—	2,440,934	—	2,440,934
Other Countries*	9,108,688	—	—	9,108,688
Rights:
Brazil	1	—	—	1
Hong Kong	—	—	0	0
Italy	—	0	—	0
Foreign Corporate Bonds & Notes	—	26,023	—	26,023
Short-Term Investment Securities:
Registered Investment Companies	84,293,514	—	—	84,293,514
Time Deposits	—	8,123,000	—	8,123,000
U.S. Government Treasuries	—	1,549,989	—	1,549,989
Repurchase Agreement	—	646,000	—	646,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	69,705	—	—	69,705

Total	$124,348,229	$960,957,131	$—	$1,085,305,360

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$195,360	$—	$—	$195,360

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $903,840,742 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Sovereign	65.0%
United States Treasury Notes	13.0
Banks-Commercial	3.7
United States Treasury Bonds	1.5
Oil Companies-Integrated	1.5
Sovereign Agency	0.7
Banks-Special Purpose	0.7
Auto-Cars/Light Trucks	0.7
Brewery	0.6
Oil Companies-Exploration & Production	0.6
Time Deposits	0.5
Real Estate Operations & Development	0.5
Food-Meat Products	0.4
Gold Mining	0.4
Oil Refining & Marketing	0.4
Municipal Bonds	0.4
Steel-Producers	0.4
Independent Power Producers	0.3
Special Purpose Entities	0.3
Warehousing & Harbor Transportation Services	0.3
Electric-Integrated	0.2
Finance-Auto Loans	0.2
Industrial Gases	0.2
Telecom Services	0.2
Building Products-Cement	0.2
Import/Export	0.2
Sugar	0.2
Coal	0.2
Cellular Telecom	0.2
Electric-Transmission	0.2
Diversified Financial Services	0.2
Pastoral & Agricultural	0.2
Diversified Minerals	0.2
Steel Pipe & Tube	0.2
Diversified Operations	0.2
Transport-Services	0.2
Medical-Drugs	0.2
Appliances	0.1
Retail-Major Department Stores	0.1
Telephone-Integrated	0.1
Electric-Generation	0.1
Pipelines	0.1
Airlines	0.1
Banks-Super Regional	0.1
Metal-Diversified	0.1
Building-Heavy Construction	0.1
Metal-Iron	0.1
Transport-Rail	0.1
SupraNational Banks	0.1
Gas-Transportation	0.1
Television	0.1
Food-Misc./Diversified	0.1

96.8%

Country Allocation*

United States	15.8%
Japan	12.2
Italy	4.8
Turkey	3.8
Netherlands	3.3
Mexico	3.2
United Kingdom	2.8
Brazil	2.7
Indonesia	2.6
Colombia	2.5
Austria	2.4
Spain	2.0
Poland	1.8
Ireland	1.8
Peru	1.9
Venezuela	1.6
South Africa	1.6
Hungary	1.5
Luxembourg	1.5
Belgium	1.4
Sweden	1.3
New Zealand	1.3
Philippines	1.2
Norway	1.1
France	1.1
Lebanon	1.1
Ukraine	1.1
Singapore	1.1
Canada	1.0
El Salvador	1.0
Slovenia	0.9
Australia	1.0
Russia	0.9
Croatia	0.9
Morocco	0.9
Malaysia	0.8
Sri Lanka	0.7
Argentina	0.6
Uruguay	0.6
Latvia	0.6
Kazakhstan	0.5
Cayman Islands	0.5
Romania	0.5
Denmark	0.4
Nigeria	0.4
Germany	0.4
British Virgin Islands	0.4
Thailand	0.4
United Arab Emirates	0.4
Egypt	0.4
Jersey	0.3
Ivory Coast	0.3
Finland	0.3
Dominican Republic	0.2
Republic of Belarus	0.2
Costa Rica	0.2
Bermuda	0.2
Chile	0.2
Panama	0.1
SupraNational	0.1

96.8%

*	Calculated as a percentage of net assets.

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Credit Quality Allocation†#

Aaa	25.3%
Aa	17.7
A	5.1
Baa	31.3
Ba	9.1
B	3.6
Caa	0.4
Not Rated@	7.5

100.0%

@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES — 16.7%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/2014*		$400,000	$404,225
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		270,000	272,433

			676,658

Austria — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	198,500

Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	534,093

Bermuda — 0.2%
Alliance Oil Co., Ltd. Company Guar. Notes 7.00% due 05/04/2020*		330,000	323,400

Brazil — 1.1%
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	1,600,000	732,094
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		375,000	391,875
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	192,000
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	500,000	229,947
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		270,000	287,550
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	240,452

			2,073,918

British Virgin Islands — 0.4%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		520,000	484,645
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	244,515

			729,160

Cayman Islands — 0.5%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		300,000	334,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	203,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	335,250

			873,250

Security Description	Principal Amount(3)		Value (Note 2)

Chile — 0.2%
Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		$300,000	$274,500

Colombia — 0.5%
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	273,650
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		330,000	358,380
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	48,539
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	217,000

			897,569

Germany — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		200,000	216,500

Indonesia — 0.8%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	319,590
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	513,000
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		600,000	570,000

			1,402,590

Ireland — 1.1%
AHML Finance, Ltd. Notes 7.75% due 02/13/2018*	RUB	19,000,000	601,231
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	15,000,000	472,350
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*		200,000	197,000
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	191,000
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	6,000,000	195,940
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*		200,000	191,750
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	282,100

			2,131,371

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Jersey — 0.3%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		$300,000	$345,000
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	255,000

			600,000

Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	381,500
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		310,000	327,515
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	281,250

			990,265

Luxembourg — 1.5%
Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		200,000	198,250
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	400,020
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	192,000
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	265,140
MHP SA Company Guar. Notes 8.25% due 04/02/2020*		325,000	320,900
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	206,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		420,000	438,568
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	338,366
TMK OAO Via TMK Capital SA Senior Notes 6.75% due 04/03/2020*		325,000	315,656

			2,674,900

Mexico — 0.3%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	199,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		290,000	308,850

			507,850

Netherlands — 2.2%
BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	533,185
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	326,390

Security Description	Principal Amount(3)		Value (Note 2)

Netherlands (continued)
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	$506,561
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		400,000	388,000
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	465,207
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		150,000	168,180
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	539,646
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	115,630
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	724,396
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	12,000,000	383,093

			4,150,288

New Zealand — 0.4%
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	828,104

Norway — 0.2%
Telenor ASA Senior Notes 2.50% due 05/22/2025	EUR	340,000	437,530

Panama — 0.1%
Avianca Holdings SA Company Guar. Notes 8.38% due 05/10/2020*		200,000	211,500

Peru — 0.4%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	147,375
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	189,500
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	316,200

			653,075

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	300,800

Sri Lanka — 0.2%
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		400,000	415,500

SupraNational — 0.1%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017		RUB 6,000,000	193,544

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Sweden — 0.4%
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		$305,000	$316,743
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	410,768

			727,511

Thailand — 0.4%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	505,941
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	195,140

			701,081

Turkey — 1.1%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	1,336,000	719,699
Arcelik AS Senior Notes 5.00% due 04/03/2023*		250,000	251,250
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	314,160
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		227,000	239,485
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	196,500
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/2017*		359,000	387,361

			2,108,455

United Arab Emirates — 0.4%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	230,250
DP World, Ltd. Senior Notes 6.85% due 07/02/2037		410,000	464,325

			694,575

United Kingdom — 1.0%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	716,250
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		325,000	322,562
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	552,553
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	198,500

			1,789,865

United States — 0.8%
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	205,284

Security Description	Principal Amount(3)		Value (Note 2)

United States (continued)
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		$290,000	$323,350
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	523,611
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	506,221

			1,558,466

Venezuela — 0.5%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	195,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		830,000	782,275

			978,025

Total Corporate Bonds & Notes
(cost $30,407,442)			30,852,843

GOVERNMENT AGENCIES — 59.4%
Argentina — 0.6%
Republic of Argentina Senior Notes 2.50% due 12/31/2038(1)		1,052,134	360,356
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,195,194	705,164

			1,065,520

Australia — 0.6%
Government of Australia Senior Bonds 4.75% due 06/15/2016	AUD	350,000	355,836
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	625,000	703,348

			1,059,184

Austria — 2.3%
Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	742,559
Republic of Austria Senior Notes 3.50% due 09/15/2021*	EUR	1,480,000	2,215,059
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,226,198

			4,183,816

Belgium — 1.1%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	820,000	1,065,315
Kingdom of Belgium Bonds 4.25% due 09/28/2014	EUR	750,000	1,027,243

			2,092,558

Brazil — 1.6%
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		580,000	651,050

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Brazil (continued)
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		$396,000	$440,550
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	393,000
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	818,535
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	672,799

			2,975,934

Canada — 1.0%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	185,000	178,481
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,168,880
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	557,197

			1,904,558

Colombia — 2.0%
Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	390,600
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	1,082,540
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	724,130
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	368,550
Republic of Colombia Senior Notes 8.13% due 05/21/2024		810,000	1,121,850

			3,687,670

Costa Rica — 0.2%
Republic of Costa Rica Bonds 4.38% due 04/30/2025*		200,000	195,000
Republic of Costa Rica Bonds 5.63% due 04/30/2043*		200,000	195,500

			390,500

Croatia — 0.9%
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		720,000	734,580
Republic of Croatia Senior Notes 6.38% due 03/24/2021		420,000	458,627
Republic of Croatia Senior Notes 6.63% due 07/14/2020		360,000	397,620

			1,590,827

Security Description	Principal Amount(3)		Value (Note 2)

Denmark — 0.4%
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	$817,321

Dominican Republic — 0.2%
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	441,675

Egypt — 0.4%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		400,000	340,000
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	312,000

			652,000

El Salvador — 1.0%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	226,125
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,192,800
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		340,000	391,850

			1,810,775

Finland — 0.3%
Government of Finland Senior Bonds 2.63% due 07/04/2042	EUR	240,000	319,115
Government of Finland Senior Bonds 3.38% due 04/15/2020	EUR	100,000	148,846

			467,961

France — 1.1%
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	578,295
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	530,159
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	981,608
Government of France Bonds 5.50% due 04/25/2029	EUR	347	615

			2,090,677

Germany — 0.3%
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	350,000	530,542

Hungary — 1.5%
Republic of Hungary Senior Notes 4.13% due 02/19/2018		400,000	398,600
Republic of Hungary Senior Notes 5.38% due 02/21/2023		400,000	398,500

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Hungary (continued)
Republic of Hungary Senior Notes 6.25% due 01/29/2020		$370,000	$400,988
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		670,000	727,821
Republic of Hungary Senior Notes 7.63% due 03/29/2041		760,000	828,400

			2,754,309

Indonesia — 1.8%
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	302,775
Republic of Indonesia Bonds 5.25% due 01/17/2042		753,000	743,587
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		830,000	1,186,900
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,133,650

			3,366,912

Ireland — 0.7%
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	377,112
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	620,000	876,437

			1,253,549

Italy — 0.9%
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,210,000	1,617,833

Ivory Coast — 0.3%
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(1)		560,000	520,800

Japan — 12.2%
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,886,210
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,356,839
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	180,000,000	1,842,673
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,647,855
Government of Japan Senior Notes 1.30% due 03/20/2020	JPY	165,000,000	1,719,549
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	2,000,885

Security Description	Principal Amount(3)		Value (Note 2)

Japan (continued)
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	240,000,000	$2,511,797
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,165,975
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	549,465
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,259,703
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	134,700,000	1,487,636
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	1,791,327
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	80,000,000	878,215
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	360,711

			22,458,840

Latvia — 0.6%
Republic of Latvia Senior Notes 2.75% due 01/12/2020*		670,000	644,875
Republic of Latvia Senior Notes 5.25% due 06/16/2021		350,000	390,688

			1,035,563

Lebanon — 1.1%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,312,138
Lebanese Republic Senior Notes 8.25% due 04/12/2021		680,000	753,950

			2,066,088

Malaysia — 0.8%
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	1,550,000	500,626
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	1,000,694

			1,501,320

Mexico — 2.9%
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	400,000	523,539
United Mexican States Senior Notes 3.63% due 03/15/2022		1,480,000	1,531,800
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		610,000	722,850

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Mexico (continued)
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		$600,000	$766,500
United Mexican States Bonds 7.25% due 12/15/2016	MXN	85,000	724,239
United Mexican States Bonds 7.75% due 11/13/2042	MXN	29,000	262,940
United Mexican States Bonds 8.50% due 12/13/2018	MXN	50,000	461,618
United Mexican States Bonds 8.50% due 05/31/2029	MXN	29,000	285,310

			5,278,796

Morocco — 0.9%
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		735,000	715,523
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	389,400
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*		500,000	474,485

			1,579,408

Netherlands — 1.1%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,207,447
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	560,000	854,895

			2,062,342

New Zealand — 0.9%
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	1,895,000	1,599,331

Nigeria — 0.4%
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		670,000	763,800

Norway — 0.9%
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	250,601
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	611,859
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	4,600,000	841,257

			1,703,717

Peru — 1.5%
Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	339,750

Security Description	Principal Amount(3)		Value (Note 2)

Peru (continued)
Republic of Peru Senior Notes 6.55% due 03/14/2037		$300,000	$386,250
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	750,000
Republic of Peru Senior Notes 7.35% due 07/21/2025		331,000	447,347
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	765,625

			2,688,972

Philippines — 1.2%
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		540,000	757,350
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	375,638
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,167,950

			2,300,938

Poland — 1.8%
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,650,000	1,579,875
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	1,000,000	314,807
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	2,190,000	747,024
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	1,100,000	392,642
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	1,150,000	377,552

			3,411,900

Republic of Belarus — 0.2%
Republic of Belarus Bonds 8.75% due 08/03/2015		400,000	416,000

Romania — 0.5%
Government of Romania Senior Notes 6.75% due 02/07/2022*		410,000	483,472
Government of Romania Senior Notes 6.75% due 02/07/2022		300,000	353,760

			837,232

Russia — 0.9%
Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	876,000
Russian Federation Senior Notes 7.50% due 03/31/2030(1)		607,175	737,718

			1,613,718

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Singapore — 1.1%
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	$813,694
Republic of Singapore Senior Notes 2.50% due 06/01/2019	SGD	1,400,000	1,188,058

			2,001,752

Slovenia — 0.9%
Republic of Slovenia Bonds 4.75% due 05/10/2018*		420,000	413,700
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		260,000	252,252
Republic of Slovenia Senior Notes 5.50% due 10/26/2022		800,000	776,160
Republic of Slovenia Bonds 5.85% due 05/10/2023*		320,000	316,800

			1,758,912

South Africa — 1.4%
Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	996,000
Republic of South Africa Bonds 6.25% due 03/31/2036	ZAR	6,900,000	534,391
Republic of South Africa Senior Bonds 6.75% due 03/31/2021	ZAR	5,300,000	522,876
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	1,900,000	193,823
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	2,600,000	320,606

			2,567,696

Spain — 2.0%
Kingdom of Spain Senior Bonds 3.63% due 06/17/2013		250,000	250,125
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	2,967,250
Kingdom of Spain Bonds 4.60% due 07/30/2019	EUR	350,000	479,052

			3,696,427

Sri Lanka — 0.5%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	320,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	686,750

			1,006,750

Sweden — 0.9%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	4,340,000	746,020

Security Description	Principal Amount(3)		Value (Note 2)

Sweden (continued)
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	6,000,000	$999,192

			1,745,212

Turkey — 2.7%
Republic of Turkey Bonds 6.00% due 01/14/2041		630,000	724,500
Republic of Turkey Senior Notes 6.88% due 03/17/2036		355,000	447,300
Republic of Turkey Senior Notes 7.00% due 09/26/2016		530,000	616,125
Republic of Turkey Senior Notes 7.00% due 06/05/2020		650,000	810,875
Republic of Turkey Senior Notes 7.50% due 07/14/2017		710,000	859,100
Republic of Turkey Senior Notes 7.50% due 11/07/2019		310,000	392,925
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	640,000	398,184
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	832,500

			5,081,509

Ukraine — 1.1%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	788,778
Government of Ukraine Bonds 7.50% due 04/17/2023		500,000	487,750
Republic of Ukraine Senior Notes 7.80% due 11/28/2022*		730,000	737,227

			2,013,755

Uruguay — 0.6%
Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	1,041,942

Venezuela — 1.1%
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	779,955
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		330,000	334,950
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		400,000	410,000
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		410,000	445,875

			1,970,780

Total Government Agencies
(cost $111,633,213)			109,477,621

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT TREASURIES — 20.2%
Italy — 3.9%
Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	$360,274
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	690,000	937,803
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,142,861
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	450,000	625,619
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	1,840,000	2,568,776
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	139,120
Republic of Italy Senior Bonds 5.00% due 03/01/2025*	EUR	275,000	382,821
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	975,398

			7,132,672

United Kingdom — 1.8%
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	205,000	358,712
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	535,000	903,352
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	737,071
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	807,239
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	539,384

			3,345,758

United States — 14.5%
United States Treasury Bonds 3.00% due 05/15/2042		$1,270,000	1,201,539
4.38% due 02/15/2038		110,000	133,272
5.38% due 02/15/2031		700,000	942,703
5.50% due 08/15/2028		380,000	511,100
United States Treasury Notes 0.25% due 12/15/2014		4,240,000	4,240,661
1.25% due 09/30/2015		4,300,000	4,387,342
1.75% due 05/15/2022		490,000	480,200
1.88% due 08/31/2017		1,780,000	1,855,372
2.00% due 02/15/2022		400,000	401,969
2.13% due 12/31/2015		1,450,000	1,513,324
2.38% due 03/31/2016		1,388,000	1,461,738
2.75% due 11/30/2016		2,370,000	2,540,344
2.75% due 12/31/2017		2,150,000	2,324,184
2.75% due 02/28/2018		2,720,000	2,944,400
3.13% due 05/15/2021		1,700,000	1,872,258

			26,810,406

Security Description	Principal Amount(3)	Value (Note 2)

Total Government Treasuries
(cost $37,115,353)		$37,288,836

Total Long-Term Investment Securities
(cost $179,156,008)		177,619,300

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013 (cost $1,003,000)	$1,003,000	1,003,000

TOTAL INVESTMENTS —
(cost $180,159,008)(2)	96.8%	178,622,300
Other assets less liabilities	3.2	5,967,984

NET ASSETS —	100.0%	$184,590,284

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $33,484,641 representing 18.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2013.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR — Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$30,852,843	$—	$30,852,843
Government Agencies:
Japan	—	22,458,840	—	22,458,840
Other Countries*	—	87,018,781	—	87,018,781
Government Treasuries:
United States	—	26,810,406	—	26,810,406
Other Countries*	—	10,478,430	—	10,478,430
Short-Term Investment Securities:
Time Deposits	—	1,003,000	—	1,003,000

Total Assets	$—	$178,622,300	$—	$178,622,300

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	7.8%
Medical — Drugs	7.5
Banks — Commercial	6.1
Food — Misc./Diversified	4.7
Diversified Banking Institutions	3.6
Auto — Cars/Light Trucks	3.1
Time Deposits	2.1
Oil Companies — Exploration & Production	2.1
Chemicals — Diversified	2.0
Tobacco	2.0
Electronic Components — Semiconductors	1.7
Human Resources	1.6
Beverages — Wine/Spirits	1.5
Brewery	1.5
Food — Catering	1.5
Oil Companies — Integrated	1.5
Agricultural Chemicals	1.4
Cosmetics & Toiletries	1.4
Enterprise Software/Service	1.4
Power Converter/Supply Equipment	1.4
Transport — Rail	1.3
Retail — Apparel/Shoe	1.3
Auto/Truck Parts & Equipment — Original	1.2
Semiconductor Components — Integrated Circuits	1.2
Insurance — Life/Health	1.2
Industrial Gases	1.2
Web Portals/ISP	1.2
Electronic Components — Misc.	1.1
Food — Retail	1.0
Advertising Agencies	1.0
Oil — Field Services	1.0
Telecom Services	0.9
Insurance — Reinsurance	0.9
Industrial Automated/Robotic	0.9
Machinery — General Industrial	0.8
Soap & Cleaning Preparation	0.8
Transactional Software	0.8
Athletic Footwear	0.8
Distribution/Wholesale	0.8
Wireless Equipment	0.8
Semiconductor Equipment	0.8
Metal — Diversified	0.8
Diversified Minerals	0.8
Cellular Telecom	0.8
Advertising Services	0.7
Auto — Heavy Duty Trucks	0.7
Diversified Financial Services	0.7
Finance — Other Services	0.7
Hotels/Motels	0.7
Finance — Leasing Companies	0.7
Cable/Satellite TV	0.7
Insurance — Multi-line	0.7
Aerospace/Defense — Equipment	0.7
Optical Supplies	0.7
Casino Hotels	0.6
Apparel Manufacturers	0.6
Publishing — Periodicals	0.6
Real Estate Management/Services	0.6
Medical Products	0.6
Diversified Operations	0.6
Building Products — Cement	0.6
Telephone — Integrated	0.6
Computer Aided Design	0.5
Textile — Apparel	0.5
Engineering/R&D Services	0.5
Diversified Operations/Commercial Services	0.5
Airlines	0.5
Gas — Distribution	0.5
Investment Companies	0.5

Medical — Biomedical/Gene	0.5
Retail — Building Products	0.5
Machinery — Farming	0.5
Insurance — Property/Casualty	0.5
Investment Management/Advisor Services	0.5
Aerospace/Defense	0.5
Computers — Integrated Systems	0.5
Transport — Services	0.5
Paper & Related Products	0.4
E-Commerce/Products	0.4
Medical — Generic Drugs	0.4
Building Products — Air & Heating	0.4
Commercial Services — Finance	0.4
Retail — Jewelry	0.4
Rental Auto/Equipment	0.4
Electric Products — Misc.	0.4
Import/Export	0.4
Broadcast Services/Program	0.3
Diversified Manufacturing Operations	0.3
Medical Instruments	0.3
Retail — Convenience Store	0.3
Real Estate Operations & Development	0.3
Satellite Telecom	0.3
Rubber — Tires	0.3
Electronic Measurement Instruments	0.3
Cable TV	0.2
Multimedia	0.2
Dialysis Centers	0.2
Precious Metals	0.2
Office Automation & Equipment	0.2
Electric — Integrated	0.2
Finance — Mortgage Loan/Banker	0.2
Oil Refining & Marketing	0.2
Applications Software	0.2
Beverages — Non-alcoholic	0.2
Real Estate Investment Trusts	0.1
Retail — Drug Store	0.1
Machinery — Construction & Mining	0.1
Appliances	0.1
Chemicals — Specialty	0.1
Internet Application Software	0.1

107.2%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Country Allocation*

United Kingdom	17.1%
Japan	13.0
United States	9.9
Switzerland	9.7
France	9.2
Germany	8.9
Netherlands	4.1
Canada	3.8
Australia	2.8
Sweden	2.7
Jersey	2.5
Hong Kong	2.4
Spain	1.9
South Korea	1.7
Taiwan	1.6
Denmark	1.5
Singapore	1.4
Brazil	1.4
Belgium	1.1
Cayman Islands	1.1
Italy	1.1
Ireland	1.0
Norway	1.0
India	0.9
Finland	0.8
Mexico	0.8
Russia	0.6
Israel	0.6
Turkey	0.6
Bermuda	0.4
Indonesia	0.4
Portugal	0.3
China	0.3
Thailand	0.2
Austria	0.2
Czech Republic	0.1
Luxembourg	0.1

107.2%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.9%
Australia — 2.8%
BHP Billiton, Ltd.#(1)	139,224	$4,537,152
Brambles, Ltd.(1)	289,092	2,514,946
Commonwealth Bank of Australia(1)	42,703	2,705,095
CSL, Ltd.(1)	53,277	3,020,251
QBE Insurance Group, Ltd.(1)	80,948	1,223,656
Treasury Wine Estates, Ltd.(1)	312,881	1,808,269
Westpac Banking Corp.(1)	980	26,322
WorleyParsons, Ltd.#(1)	66,957	1,309,050

		17,144,741

Austria — 0.2%
Erste Group Bank AG#(1)	44,223	1,403,153

Belgium — 1.1%
Anheuser-Busch InBev NV ADR(1)	61,043	5,626,929
Umicore SA(1)	23,141	1,098,378

		6,725,307

Bermuda — 0.4%
Haier Electronics Group Co., Ltd.(1)	350,000	619,968
Li & Fung, Ltd.#(1)	1,442,800	2,009,481

		2,629,449

Brazil — 0.6%
BM&FBovespa SA	354,900	2,328,109
BR Malls Participacoes SA	64,400	661,500
Tim Participacoes SA ADR	17,980	344,497

		3,334,106

Canada — 3.8%
Agrium, Inc.	13,301	1,229,837
Canadian National Railway Co. (NYSE)#	35,130	3,557,615
Canadian National Railway Co. (TSX)	13,508	1,370,800
Canadian Natural Resources, Ltd.	24,144	719,604
Canadian Pacific Railway, Ltd.	24,139	3,209,375
Cenovus Energy, Inc.#	47,611	1,425,460
CGI Group, Inc. Class A†	85,229	2,609,278
Fairfax Financial Holdings, Ltd.	4,011	1,619,682
Potash Corp. of Saskatchewan, Inc.	41,096	1,738,181
Shoppers Drug Mart Corp.	17,840	779,161
Suncor Energy, Inc.#	100,434	3,046,684
Valeant Pharmaceuticals International, Inc.†	14,270	1,300,282

		22,605,959

Cayman Islands — 1.1%
Baidu, Inc. ADR†#	29,001	2,802,657
Belle International Holdings, Ltd.(1)	796,000	1,226,975
Sands China, Ltd.(1)	404,400	2,147,999
Tencent Holdings, Ltd.(1)	12,800	504,857

		6,682,488

China — 0.3%
Industrial & Commercial Bank of China, Ltd.#(1)	2,420,000	1,698,953

Czech Republic — 0.1%
Komercni Banka AS(1)	3,857	728,586

Denmark — 1.5%
Christian Hansen Holding A/S(1)	60,286	2,148,352
Coloplast A/S, Class B(1)	24,720	1,405,786
Novo Nordisk A/S, Class B(1)	33,247	5,337,488

		8,891,626

Finland — 0.8%
Kone Oyj, Class B#(1)	28,833	2,534,718
Sampo, Class A(1)	55,624	2,249,690

		4,784,408

Security Description	Shares	Value (Note 2)

France — 9.2%
Air Liquide SA#(1)	25,072	$3,198,904
BNP Paribas SA(1)	42,895	2,500,296
Carrefour SA#(1)	71,253	2,075,110
Danone SA(1)	75,153	5,520,575
Dassault Systemes SA#(1)	26,020	3,272,243
Essilor International SA#(1)	19,582	2,134,081
Eutelsat Communications SA(1)	32,782	1,012,790
GDF Suez(1)	52,436	1,057,611
L’Oreal SA(1)	20,154	3,378,604
Legrand SA#(1)	43,084	2,107,350
LVMH Moet Hennessy Louis Vuitton SA(1)	18,721	3,254,806
Pernod-Ricard SA(1)	41,336	4,963,879
Publicis Groupe SA#(1)	62,058	4,412,424
Sanofi(1)	52,404	5,511,030
Schneider Electric SA(1)	104,217	8,155,797
Sodexo#(1)	8,500	718,061
Technip SA#(1)	19,509	2,154,926

		55,428,487

Germany — 8.3%
Adidas AG(1)	44,831	4,867,860
Allianz SE(1)	10,884	1,682,067
BASF SE#(1)	27,706	2,707,249
Bayer AG(1)	67,155	7,223,827
Beiersdorf AG(1)	28,094	2,537,739
Brenntag AG(1)	3,620	551,828
Continental AG(1)	13,155	1,735,401
Daimler AG(1)	23,580	1,511,940
Deutsche Boerse AG#(1)	29,223	1,891,474
Deutsche Post AG(1)	63,025	1,590,580
Fresenius Medical Care AG & Co. KGaA#(1)	16,362	1,112,853
Kabel Deutschland Holding AG(1)	24,313	2,301,328
Linde AG#(1)	21,059	4,041,702
Merck KGaA(1)	16,465	2,605,917
Muenchener Rueckversicherungs AG(1)	22,288	4,172,237
SAP AG#(1)	110,003	8,378,493
Sky Deutschland AG†#(1)	210,538	1,408,791

		50,321,286

Hong Kong — 2.4%
AIA Group, Ltd.(1)	934,000	4,121,792
BOC Hong Kong Holdings, Ltd.#(1)	511,000	1,694,221
China Mobile, Ltd.(1)	113,500	1,182,830
China Unicom Hong Kong, Ltd.#(1)	832,000	1,141,555
CNOOC, Ltd.(1)	1,125,000	1,975,248
Galaxy Entertainment Group, Ltd.†#(1)	396,000	2,061,837
Hutchison Whampoa, Ltd.(1)	154,000	1,634,946
Link REIT#(1)	161,505	830,250

		14,642,679

India — 0.9%
Housing Development Finance Corp.(1)	65,725	1,046,177
ICICI Bank, Ltd. ADR#	33,530	1,507,844
Idea Cellular, Ltd.(1)	319,500	743,318
Reliance Industries, Ltd.(1)	70,445	1,003,921
Tata Motors, Ltd. ADR	50,170	1,376,163

		5,677,423

Indonesia — 0.4%
Bank Mandiri Persero Tbk PT(1)	2,404,995	2,386,414

Ireland — 1.0%
Bank of Ireland†(1)	8,908,123	2,121,509
Irish Bank Resolution Corp., Ltd.†(2)(3)	58,907	0
James Hardie Industries CDI(1)	100,575	950,199

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Ireland (continued)
Ryanair Holdings PLC ADR	64,304	$3,140,607

		6,212,315

Israel — 0.6%
Check Point Software Technologies, Ltd.†#	19,220	962,538
Teva Pharmaceutical Industries, Ltd. ADR	67,567	2,581,059

		3,543,597

Italy — 1.1%
Eni SpA(1)	68,546	1,549,994
Luxottica Group SpA(1)	34,375	1,762,434
Prada SpA#(1)	217,000	2,079,596
Saipem SpA(1)	39,904	1,059,030

		6,451,054

Japan — 13.0%
Canon, Inc.(1)	31,600	1,087,648
Daikin Industries, Ltd.(1)	51,900	2,250,001
Daito Trust Construction Co., Ltd.(1)	19,700	1,836,253
Denso Corp.(1)	106,400	4,415,948
FANUC Corp.(1)	34,500	5,098,462
Fast Retailing Co., Ltd.(1)	3,400	1,143,166
Fuji Heavy Industries, Ltd.(1)	119,000	2,672,389
Honda Motor Co., Ltd.(1)	102,300	3,783,431
Hoya Corp.(1)	92,100	1,848,339
Inpex Corp.(1)	426	1,799,770
Japan Tobacco, Inc.(1)	72,600	2,458,935
KDDI Corp.#(1)	74,180	3,352,529
Keyence Corp.(1)	5,200	1,593,548
Komatsu, Ltd.(1)	30,500	769,466
Kubota Corp.(1)	198,000	2,949,071
Lawson, Inc.(1)	25,300	1,836,423
Mitsubishi Corp.(1)	120,800	2,103,241
Mitsubishi Estate Co., Ltd.#(1)	125,000	3,069,401
Mitsubishi Heavy Industries, Ltd.(1)	435,000	2,666,320
Murata Manufacturing Co., Ltd.(1)	25,900	1,964,491
NTT DOCOMO, Inc.(1)	371	548,040
ORIX Corp.(1)	319,700	4,202,833
Rakuten, Inc.#(1)	236,743	2,624,085
Shin-Etsu Chemical Co., Ltd.(1)	82,400	5,181,889
Sysmex Corp.(1)	28,300	1,849,328
Toshiba Corp.(1)	379,000	1,790,395
Toyota Motor Corp.(1)	146,475	8,640,194
Unicharm Corp.#(1)	44,500	2,488,751
Yahoo Japan Corp.(1)	5,583	2,538,413

		78,562,760

Jersey — 2.5%
Delphi Automotive PLC#	17,240	841,484
Experian PLC(1)	119,842	2,200,588
Informa PLC(1)	172,722	1,328,469
Shire PLC(1)	48,771	1,603,506
Wolseley PLC#(1)	55,085	2,791,127
WPP PLC(1)	352,573	6,022,001

		14,787,175

Luxembourg — 0.1%
SES SA FDR(1)	24,611	725,486

Mexico — 0.8%
America Movil SAB de CV, Series L ADR#	45,125	898,439
Cemex SAB de CV ADR†#	58,540	673,210
Fomento Economico Mexicano SAB de CV ADR	8,780	953,420
Grupo Televisa SAB ADR	76,253	1,988,678

		4,513,747

Security Description	Shares	Value (Note 2)

Netherlands — 4.1%
Akzo Nobel NV(1)	61,925	$3,953,643
ASML Holding NV(1)	57,107	4,708,824
European Aeronautic Defence and Space Co. NV#(1)	68,879	3,921,367
Heineken NV(1)	53,992	3,744,554
ING Groep NV CVA†(1)	339,975	3,178,558
Randstad Holding NV(1)	75,485	3,202,829
Unilever NV CVA(1)	47,381	1,921,176

		24,630,951

Norway — 1.0%
DNB ASA(1)	65,340	1,052,182
Petroleum Geo-Services ASA(1)	152,341	2,251,699
Telenor ASA#(1)	119,670	2,504,389

		5,808,270

Portugal — 0.3%
Jeronimo Martins SGPS SA(1)	81,092	1,724,458

Russia — 0.6%
Gazprom OAO ADR†(1)	77,809	585,349
Magnit OJSC GDR†(1)	41,756	2,246,899
Sberbank of Russia ADR(1)	62,010	747,441

		3,579,689

Singapore — 1.4%
Avago Technologies, Ltd.	58,191	2,194,383
DBS Group Holdings, Ltd.#(1)	158,000	2,138,396
Keppel Corp., Ltd.(1)	217,757	1,797,308
Singapore Telecommunications, Ltd.(1)	237,950	704,148
United Overseas Bank, Ltd.(1)	85,077	1,437,169

		8,271,404

South Korea — 1.7%
Hyundai Mobis(1)	9,961	2,497,922
NHN Corp(1)	5,453	1,467,709
Samsung Electronics Co., Ltd.(1)	3,237	4,365,335
Samsung Electronics Co., Ltd. GDR (LSE)(1)	2,110	1,409,543
Samsung Electronics Co., Ltd. GDR (OTC US)†*	339	229,164

		9,969,673

Spain — 1.9%
Amadeus IT Holding SA, Class A(1)	163,460	4,983,281
Banco Bilbao Vizcaya Argentaria SA(1)	128,920	1,208,672
Banco Santander SA(1)	110,124	791,098
Grifols SA(1)	61,483	2,249,960
Inditex SA(1)	18,364	2,276,136

		11,509,147

Sweden — 2.7%
Hennes & Mauritz AB, Class B(1)	42,950	1,467,692
Investment AB Kinnevik, Class B(1)	44,332	1,169,287
Investor AB, Class B(1)	65,129	1,866,348
Svenska Cellulosa AB, Class B(1)	106,773	2,652,583
Swedbank AB, Class A(1)	60,282	1,427,672
Telefonaktiebolaget LM Ericsson, Class B(1)	309,179	3,616,093
Volvo AB, Class B(1)	296,790	4,329,871

		16,529,546

Switzerland — 9.7%
ABB, Ltd.(1)	88,841	1,934,487
Adecco SA(1)	41,096	2,283,947
Cie Financiere Richemont SA, Class A (1)	24,919	2,190,268
Holcim, Ltd.(1)	23,188	1,799,647
Julius Baer Group, Ltd.(1)	110,175	4,316,661
Kuehne & Nagel International AG(1)	7,620	854,428
Nestle SA(1)	174,043	11,484,553

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Novartis AG(1)	81,129	$5,813,358
Roche Holding AG(1)	54,471	13,478,321
Sonova Holding AG(1)	9,285	1,022,938
Swiss Re AG(1)	18,318	1,343,758
Syngenta AG(1)	14,382	5,643,560
UBS AG(1)	358,884	6,242,069

		58,407,995

Taiwan — 1.6%
Hon Hai Precision Industry Co., Ltd.(1)	453,210	1,152,953
HTC Corp.(1)	124,000	1,135,994
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	474,269	1,725,137
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	306,251	5,714,644

		9,728,728

Thailand — 0.2%
Kasikornbank PCL NVDR(1)	223,100	1,428,219

Turkey — 0.6%
Akbank TAS(1)	309,252	1,464,999
Turkiye Garanti Bankasi AS(1)	373,733	1,918,165

		3,383,164

United Kingdom — 17.1%
ARM Holdings PLC(1)	136,568	1,993,685
Ashtead Group PLC(1)	231,331	2,170,619
Associated British Foods PLC(1)	67,377	1,839,405
Barclays PLC(1)	435,262	2,082,683
BG Group PLC(1)	438,460	7,979,909
British American Tobacco PLC(1)	128,070	7,033,760
British Sky Broadcasting Group PLC(1)	159,184	1,885,381
Burberry Group PLC(1)	85,163	1,856,162
Capita PLC(1)	242,359	3,530,909
Centrica PLC(1)	231,889	1,336,767
Compass Group PLC(1)	672,039	8,820,239
Diageo PLC(1)	89,139	2,638,925
Hays PLC(1)	480,575	676,593
HSBC Holdings PLC(1)	457,676	5,013,366
HSBC Holdings PLC (SEHK)(1)	347,687	3,820,463
Imperial Tobacco Group PLC(1)	64,908	2,324,451
InterContinental Hotels Group PLC(1)	36,198	1,043,134
Kingfisher PLC(1)	568,769	2,976,341
Lloyds Banking Group PLC†(1)	3,288,944	3,018,035
National Grid PLC(1)	144,040	1,704,179
Next PLC(1)	19,498	1,361,214
Reckitt Benckiser Group PLC(1)	42,442	3,028,017
Reed Elsevier PLC(1)	339,833	3,807,518
Rio Tinto PLC(1)	107,288	4,629,117
Rolls-Royce Holdings PLC(1)(2)	152,287	2,754,253
Royal Dutch Shell PLC, Class B(1)	68,593	2,369,791
Schroders PLC(1)	78,584	2,789,315
Smith & Nephew PLC(1)	109,083	1,267,906
Smiths Group PLC(1)	88,631	1,849,829
Standard Chartered PLC(1)	235,522	5,415,871
Telecity Group PLC#(1)	138,162	2,031,286
Unilever PLC(1)	121,600	5,111,381
Whitbread PLC(1)	73,239	3,174,620

		103,335,124

Total Common Stock
(cost $483,511,253)		578,187,567

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 1.4%
Brazil — 0.8%
Banco Bradesco SA ADR#	182,937	$2,950,774
Itau Unibanco Holding SA ADR	110,286	1,658,701

		4,609,475

Germany — 0.6%
Henkel AG & Co. KGaA(1)	20,849	2,018,605
Volkswagen AG(1)	7,866	1,715,429

		3,734,034

United Kingdom — 0.0%
Rolls-Royce Holdings PLC	18,122,153	27,535

Total Preferred Stock
(cost $7,380,609)		8,371,044

Total Long-Term Investment Securities
(cost $490,891,862)		586,558,611

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Registered Investment Companies — 7.8%
State Street Navigator Securities Lending Prime Portfolio(4)	46,911,503	46,911,503

Time Deposits — 2.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$13,101,000	13,101,000

Total Short-Term Investment Securities
(cost $60,012,503)		60,012,503

TOTAL INVESTMENTS
(cost $550,904,365)(5)	107.2%	646,571,114
Liabilities in excess of other assets	(7.2)	(43,484,909)

NET ASSETS —	100.0%	$603,086,205

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $229,164 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $530,117,246 representing 87.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $2,754,253 representing 0.5% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	At May 31, 2013, the Fund had loaned securities with a total value of $50,994,463 This was secured by collateral of $46,911,503, which was received in cash and subsequently invested in short-term investments currently valued at $46,911,503 as reported in the portfolio of investments. Additionally collateral of $7,158,027 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.25%	07/31/2013 to 11/15/2042	$7,158,027

(5)	See Note 5 for cost of investments on a tax basis.

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

NYSE—New York Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

SEHK—Hong Kong Stock Exchange

TSX—Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Brazil	$3,334,106	$—	$—	$3,334,106
Canada	22,605,959	—	—	22,605,959
Cayman Islands	2,802,657	3,879,831	—	6,682,488
France	—	55,428,487	—	55,428,487
Germany	—	50,321,286	—	50,321,286
India	2,884,007	2,793,416	—	5,677,423
Ireland	3,140,607	3,071,708	0	6,212,315
Israel	3,543,597	—	—	3,543,597
Japan	—	78,562,760	—	78,562,760
Jersey	841,484	13,945,691	—	14,787,175
Mexico	4,513,747	—	—	4,513,747
Singapore	2,194,383	6,077,021	—	8,271,404
South Korea	229,164	9,740,509	—	9,969,673
Switzerland	—	58,407,995	—	58,407,995
Taiwan	5,714,644	4,014,084	—	9,728,728
United Kingdom	—	103,335,124	—	103,335,124
Other Countries*	—	136,805,300	—	136,805,300
Preferred Stock
Germany	—	3,734,034	—	3,734,034
Other Countries*	4,637,010	—	—	4,637,010
Short-Term Investment Securities:
Registered Investment Companies	46,911,503	—	—	46,911,503
Time Deposits	—	13,101,000	—	13,101,000

Total	$103,352,868	$543,218,246	$0	$646,571,114

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $425,688,257 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	8.7%
Medical — Drugs	6.2
Registered Investment Companies	5.1
Oil Companies — Integrated	4.3
Computers	4.0
Oil Companies — Exploration & Production	3.5
Web Portals/ISP	3.1
Diversified Manufacturing Operations	2.9
Investment Management/Advisor Services	2.9
Tobacco	2.7
Applications Software	2.7
Insurance — Reinsurance	2.6
Retail — Drug Store	2.4
Computer Services	2.3
Entertainment Software	2.2
Cosmetics & Toiletries	2.0
Medical Products	2.0
Beverages — Non-alcoholic	1.9
Medical — Wholesale Drug Distribution	1.9
Oil — Field Services	1.8
Insurance Brokers	1.7
Multimedia	1.7
Banks — Super Regional	1.6
Cable/Satellite TV	1.6
Instruments — Controls	1.5
Commercial Services — Finance	1.5
Medical — Biomedical/Gene	1.5
Publishing — Periodicals	1.4
Cellular Telecom	1.4
E-Commerce/Products	1.3
Computers — Memory Devices	1.3
Chemicals — Diversified	1.3
Semiconductor Components — Integrated Circuits	1.3
Repurchase Agreements	1.2
Medical — HMO	1.2
Retail — Restaurants	1.2
Auto — Cars/Light Trucks	1.2
Banks — Fiduciary	1.2
Pharmacy Services	1.2
Retail — Building Products	1.1
Casino Hotels	1.1
Broadcast Services/Program	1.0
Beverages — Wine/Spirits	1.0
Aerospace/Defense — Equipment	1.0
Electronic Security Devices	0.9
Athletic Footwear	0.9
Transport — Rail	0.8
Retail — Sporting Goods	0.8
Retail — Jewelry	0.8
Retail — Perfume & Cosmetics	0.7
Electronic Components — Semiconductors	0.6
Transport — Services	0.6
Auto/Truck Parts & Equipment — Original	0.6
Food — Misc./Diversified	0.5
Transport — Marine	0.4
Machinery — Construction & Mining	0.4
Internet Content — Entertainment	0.1

104.8%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	16,902	$1,604,000

Applications Software — 2.7%
Citrix Systems, Inc.†	20,570	1,323,679
Microsoft Corp.	85,585	2,985,205

		4,308,884

Athletic Footwear — 0.9%
NIKE, Inc., Class B	22,511	1,388,028

Auto - Cars/Light Trucks — 1.2%
General Motors Co.†	55,800	1,891,062

Auto/Truck Parts & Equipment - Original — 0.6%
Delphi Automotive PLC	19,604	956,871

Banks - Fiduciary — 1.2%
State Street Corp.	28,539	1,888,711

Banks - Super Regional — 1.6%
Wells Fargo & Co.	64,411	2,611,866

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	38,082	3,075,883

Beverages - Wine/Spirits — 1.0%
Diageo PLC ADR	13,711	1,621,463

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†#	21,060	1,660,792

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	13,500	542,025
DIRECTV†	32,529	1,988,498

		2,530,523

Casino Hotels — 1.1%
Wynn Resorts, Ltd.	12,940	1,758,417

Cellular Telecom — 1.4%
Sprint Nextel Corp.†	109,662	800,533
Vodafone Group PLC ADR	47,752	1,382,420

		2,182,953

Chemicals - Diversified — 1.3%
Celanese Corp., Series A	20,633	1,018,239
Dow Chemical Co.	31,338	1,079,907

		2,098,146

Commercial Services - Finance — 1.5%
Mastercard, Inc., Class A	4,240	2,417,860

Computer Services — 2.3%
International Business Machines Corp.	17,410	3,621,628

Computers — 4.0%
Apple, Inc.	10,577	4,756,266
Hewlett-Packard Co.	68,065	1,662,147

		6,418,413

Computers - Memory Devices — 1.3%
EMC Corp.†	85,073	2,106,408

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	42,100	3,231,596

Diversified Banking Institutions — 8.7%
Bank of America Corp.	229,320	3,132,511
Citigroup, Inc.	80,547	4,187,638
Goldman Sachs Group, Inc.	5,339	865,345
JPMorgan Chase & Co.	80,488	4,393,840
Morgan Stanley	52,574	1,361,667

		13,941,001

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 2.9%
Eaton Corp. PLC	30,624	$2,023,022
General Electric Co.	116,635	2,719,928

		4,742,950

E-Commerce/Products — 1.3%
eBay, Inc.†	39,142	2,117,582

Electronic Components - Semiconductors — 0.6%
Skyworks Solutions, Inc.†#	43,504	1,038,005

Electronic Security Devices — 0.9%
Tyco International, Ltd.	44,598	1,507,858

Entertainment Software — 2.2%
Activision Blizzard, Inc.	126,230	1,821,499
Electronic Arts, Inc.†#	77,393	1,779,265

		3,600,764

Food - Misc./Diversified — 0.5%
Mondelez International, Inc., Class A	26,015	766,402

Instruments - Controls — 1.5%
Honeywell International, Inc.	30,828	2,418,765

Insurance Brokers — 1.7%
Aon PLC	44,024	2,803,008

Insurance - Reinsurance — 2.6%
Berkshire Hathaway, Inc., Class B†	35,986	4,104,923

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	3,424	83,374

Investment Management/Advisor Services — 2.9%
BlackRock, Inc.	9,778	2,730,017
Invesco, Ltd.	55,793	1,882,456

		4,612,473

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	8,135	697,983

Medical Products — 2.0%
Baxter International, Inc.	22,641	1,592,341
Covidien PLC	25,133	1,598,459

		3,190,800

Medical - Biomedical/Gene — 1.5%
Ariad Pharmaceuticals, Inc.†#	38,270	701,872
Celgene Corp.†	13,256	1,639,104

		2,340,976

Medical - Drugs — 6.2%
Abbott Laboratories	54,189	1,987,111
Johnson & Johnson#	57,684	4,855,839
Pfizer, Inc.	79,116	2,154,329
Salix Pharmaceuticals, Ltd.†#	15,275	926,734

		9,924,013

Medical - HMO — 1.2%
Cigna Corp.	28,314	1,922,521

Medical - Wholesale Drug Distribution — 1.9%
Cardinal Health, Inc.	63,434	2,978,861

Multimedia — 1.7%
Viacom, Inc., Class B	42,373	2,791,957

Oil Companies - Exploration & Production — 3.5%
Anadarko Petroleum Corp.	13,535	1,183,907
Apache Corp.	19,003	1,560,716

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
ConocoPhillips	25,913	$1,589,503
Noble Energy, Inc.	23,044	1,328,487

		5,662,613

Oil Companies - Integrated — 4.3%
Chevron Corp.	30,266	3,715,152
Exxon Mobil Corp.	34,575	3,128,000

		6,843,152

Oil - Field Services — 1.8%
Halliburton Co.	57,101	2,389,677
MRC Global, Inc.†	19,508	553,832

		2,943,509

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	29,877	1,855,959

Publishing - Periodicals — 1.4%
Nielsen Holdings NV	66,140	2,242,807

Retail - Building Products — 1.1%
Lowe’s Cos., Inc.	42,611	1,794,349

Retail - Drug Store — 2.4%
CVS Caremark Corp.	41,841	2,409,205
Walgreen Co.	29,300	1,399,368

		3,808,573

Retail - Jewelry — 0.8%
Tiffany & Co.#	16,315	1,268,981

Retail - Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†#	11,945	1,084,128

Retail - Restaurants — 1.2%
McDonald’s Corp.	19,643	1,896,925

Retail - Sporting Goods — 0.8%
Dick’s Sporting Goods, Inc.#	24,895	1,303,004

Semiconductor Components - Integrated Circuits — 1.3%
QUALCOMM, Inc.	32,637	2,071,797

Tobacco — 2.7%
Philip Morris International, Inc.	48,601	4,418,317

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Marine — 0.4%
Tidewater, Inc.#	12,710	$700,194

Transport - Rail — 0.8%
Union Pacific Corp.	8,599	1,329,577

Transport - Services — 0.6%
FedEx Corp.	9,974	960,895

Web Portals/ISP — 3.1%
Google, Inc., Class A†	5,810	5,057,082

Total Long - Term Investment Securities
(cost $123,449,615)		158,199,582

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Registered Investment Companies — 5.1%
State Street Navigator Securities Lending Prime Portfolio(1)
(cost $8,268,263)	8,268,263	8,268,263

REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $1,926,002 and collateralized by $1,865,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2015 and having approximate value of $1,965,244 (cost $1,926,000)	$1,926,000	1,926,000

TOTAL INVESTMENTS
(cost $133,643,878)(2)	104.8%	168,393,845
Liabilities in excess of other assets	(4.8)	(7,777,023)

NET ASSETS	100.0%	$160,616,822

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $8,016,168. This was secured by collateral of $8,268,263, which was received in cash and subsequently invested in short-term investments currently valued at $8,268,263 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$13,941,001	$—	$—	$13,941,001
Medical - Drugs	9,924,013	—	—	9,924,013
Other Industries*	134,334,568	—	—	134,334,568
Short-Term Investment Securities:
Registered Investment Companies	8,268,263	—	—	8,268,263
Repurchase Agreement	—	1,926,000	—	1,926,000

Total	$166,467,845	$1,926,000	$—	$168,393,845

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.2%
Applications Software	5.1
Registered Investment Companies	4.4
Web Portals/ISP	4.4
Medical — Drugs	3.7
Cable/Satellite TV	3.6
Finance — Credit Card	3.1
Computers	2.9
Diversified Manufacturing Operations	2.6
Semiconductor Components — Integrated Circuits	2.5
E-Commerce/Services	2.4
Cellular Telecom	2.4
Diversified Banking Institutions	2.4
Enterprise Software/Service	2.2
E-Commerce/Products	2.2
Oil Companies — Exploration & Production	2.1
Oil — Field Services	2.1
Retail — Restaurants	2.1
Multimedia	2.0
Apparel Manufacturers	1.9
Aerospace/Defense	1.9
Internet Content — Entertainment	1.7
Tobacco	1.4
Semiconductor Equipment	1.3
Casino Hotels	1.2
Electronic Components — Semiconductors	1.2
Instruments — Controls	1.2
Pharmacy Services	1.1
Private Equity	1.1
Networking Products	1.0
Rental Auto/Equipment	1.0
Commercial Services — Finance	1.0
Food — Misc./Diversified	1.0
Retail — Building Products	1.0
Athletic Footwear	1.0
Aerospace/Defense — Equipment	1.0
Building — Residential/Commercial	1.0
Engines — Internal Combustion	1.0
Food — Retail	0.9
Agricultural Chemicals	0.9
Auto — Cars/Light Trucks	0.9
Cosmetics & Toiletries	0.8
Real Estate Investment Trusts	0.8
Therapeutics	0.7
Beverages — Non-alcoholic	0.7
Repurchase Agreement	0.7
Computers — Memory Devices	0.6
Retail — Discount	0.6
Television	0.6
Brewery	0.6
Electric Products — Misc.	0.6
Retail — Sporting Goods	0.6
Retail — Apparel/Shoe	0.5
Retail — Major Department Stores	0.5
Retail — Drug Store	0.5
Time Deposits	0.5
Internet Content — Information/News	0.5
Medical — HMO	0.5
Chemicals — Diversified	0.5
Transport — Services	0.5
Internet Application Software	0.5
Transport — Rail	0.5
Oil Field Machinery & Equipment	0.4
Building & Construction Products — Misc.	0.4
Investment Management/Advisor Services	0.4
Engineering/R&D Services	0.4
Retail — Jewelry	0.4
Telephone — Integrated	0.4
Instruments — Scientific	0.4

Computer Services	0.4
Transport — Truck	0.4
Oil Refining & Marketing	0.4
Consulting Services	0.4
Medical — Hospitals	0.4
Banks — Super Regional	0.3
Insurance Brokers	0.3
Computer Aided Design	0.3
Medical Products	0.3
Wireless Equipment	0.3
Data Processing/Management	0.3
Insurance — Multi-line	0.2
Medical Information Systems	0.2

104.4%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENT — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Aerospace/Defense — 1.9%
Boeing Co.	70,869	$7,017,448

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	38,108	3,616,449

Agricultural Chemicals — 0.9%
Monsanto Co.	17,790	1,790,386
Mosaic Co.	24,070	1,463,937

		3,254,323

Apparel Manufacturers — 1.9%
Michael Kors Holdings, Ltd.†	72,637	4,563,056
Prada SpA(1)	107,500	1,030,215
Under Armour, Inc., Class A†#	24,034	1,490,108

		7,083,379

Applications Software — 5.1%
Citrix Systems, Inc.†	43,939	2,827,475
Microsoft Corp.	245,020	8,546,298
Red Hat, Inc.†	44,640	2,152,987
Salesforce.com, Inc.†#	92,767	3,926,827
ServiceNow, Inc.†#	31,525	1,158,859

		18,612,446

Athletic Footwear — 1.0%
NIKE, Inc., Class B	59,034	3,640,036

Auto - Cars/Light Trucks — 0.9%
General Motors Co.†	93,562	3,170,816

Banks - Super Regional — 0.3%
Capital One Financial Corp.	21,460	1,307,558

Beverages - Non-alcoholic — 0.7%
Coca-Cola Co.	61,734	2,468,743

Brewery — 0.6%
Anheuser-Busch InBev NV ADR	22,917	2,106,531

Building & Construction Products - Misc. — 0.4%
Fortune Brands Home & Security, Inc.	36,436	1,540,514

Building - Residential/Commercial — 1.0%
D.R. Horton, Inc.#	71,377	1,738,744
PulteGroup, Inc.†#	84,420	1,822,628

		3,561,372

Cable/Satellite TV — 3.6%
Comcast Corp., Class A	56,218	2,257,153
DIRECTV†	69,533	4,250,552
DISH Network Corp., Class A	173,049	6,669,308

		13,177,013

Casino Hotels — 1.2%
Las Vegas Sands Corp.	77,578	4,491,766

Cellular Telecom — 2.4%
Sprint Nextel Corp.†	1,213,780	8,860,594

Chemicals - Diversified — 0.5%
LyondellBasell Industries NV, Class A	27,815	1,853,870

Commercial Services - Finance — 1.0%
Alliance Data Systems Corp.†#	13,086	2,317,400
Mastercard, Inc., Class A	2,446	1,394,831

		3,712,231

Computer Aided Design — 0.3%
Autodesk, Inc.†	28,229	1,065,080

Computer Services — 0.4%
International Business Machines Corp.	6,785	1,411,416

Security Description	Shares	Value (Note 2)

Computers — 2.9%
Apple, Inc.	23,926	$10,759,044

Computers - Memory Devices — 0.6%
EMC Corp.	89,890	2,225,676

Consulting Services — 0.4%
Verisk Analytics, Inc., Class A†	23,344	1,373,094

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A#	21,265	1,441,341
Procter & Gamble Co.	19,101	1,466,193

		2,907,534

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	13,847	969,290

Diversified Banking Institutions — 2.4%
Citigroup, Inc.	80,452	4,182,700
Goldman Sachs Group, Inc.	28,654	4,644,240

		8,826,940

Diversified Manufacturing Operations — 2.6%
Danaher Corp.	29,692	1,835,559
General Electric Co.	156,658	3,653,265
Ingersoll-Rand PLC	26,817	1,542,782
Pentair, Ltd.	41,201	2,399,546

		9,431,152

E-Commerce/Products — 2.2%
Amazon.com, Inc.†	19,563	5,263,034
eBay, Inc.†	53,537	2,896,352

		8,159,386

E-Commerce/Services — 2.4%
priceline.com, Inc.†	11,047	8,881,015

Electric Products - Misc. — 0.6%
AMETEK, Inc.	48,771	2,104,469

Electronic Components - Semiconductors — 1.2%
Freescale Semiconductor, Ltd.†	102,743	1,635,668
Intel Corp.	115,670	2,808,468

		4,444,136

Engineering/R&D Services — 0.4%
Foster Wheeler AG†	65,933	1,517,778

Engines - Internal Combustion — 1.0%
Cummins, Inc.	29,491	3,528,008

Enterprise Software/Service — 2.2%
Oracle Corp.	164,804	5,563,783
QLIK Technologies, Inc.†	37,945	1,167,188
Workday, Inc., Class A†#	22,419	1,439,973

		8,170,944

Finance - Credit Card — 3.1%
American Express Co.	49,295	3,732,124
Visa, Inc., Class A#	42,133	7,505,573

		11,237,697

Food - Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	125,712	3,703,475

Food - Retail — 0.9%
Whole Foods Market, Inc.	64,988	3,370,278

Instruments - Controls — 1.2%
Honeywell International, Inc.	56,365	4,422,398

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	16,049	1,417,127

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENT — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance Brokers — 0.3%
Aon PLC	18,602	$1,184,389

Insurance - Multi-line — 0.2%
ACE, Ltd.	10,435	935,811

Internet Application Software — 0.5%
Splunk, Inc.†	36,918	1,726,286

Internet Content - Entertainment — 1.7%
Facebook, Inc., Class A†	252,937	6,159,016

Internet Content - Information/News — 0.5%
LinkedIn Corp., Class A†	11,203	1,876,839

Investment Management/Advisor Services — 0.4%
Virtus Investment Partners, Inc.†	6,610	1,532,595

Medical Information Systems — 0.2%
Cerner Corp.†#	7,729	759,606

Medical Products — 0.3%
Sirona Dental Systems, Inc.†	14,681	1,041,470

Medical - Biomedical/Gene — 7.2%
Amgen, Inc.	22,243	2,236,089
Biogen Idec, Inc.†	20,518	4,872,820
Celgene Corp.†	42,103	5,206,036
Gilead Sciences, Inc.†#	205,409	11,190,682
Illumina, Inc.†#	42,323	2,976,153

		26,481,780

Medical - Drugs — 3.7%
Abbott Laboratories	23,300	854,411
Allergan, Inc.	44,255	4,402,930
Bristol-Myers Squibb Co.	60,271	2,773,069
Johnson & Johnson	15,427	1,298,645
Pfizer, Inc.	108,309	2,949,254
Quintiles Transnational Holdings, Inc.†	21,912	965,004
Zoetis, Inc.#	10,497	335,904

		13,579,217

Medical - HMO — 0.5%
UnitedHealth Group, Inc.	29,609	1,854,412

Medical - Hospitals — 0.4%
HCA Holdings, Inc.	33,977	1,327,142

Multimedia — 2.0%
Viacom, Inc., Class B	37,627	2,479,243
Walt Disney Co.	78,148	4,929,576

		7,408,819

Networking Products — 1.0%
Cisco Systems, Inc.	158,320	3,812,346

Oil Companies - Exploration & Production — 2.1%
Anadarko Petroleum Corp.	68,107	5,957,319
Cobalt International Energy, Inc.†#	71,838	1,863,478

		7,820,797

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	27,035	1,645,620

Oil Refining & Marketing — 0.4%
Tesoro Corp.	22,706	1,399,825

Oil - Field Services — 2.1%
Halliburton Co.	43,596	1,824,493
Schlumberger, Ltd.	31,862	2,326,882
Weatherford International, Ltd.†	265,862	3,586,478

		7,737,853

Security Description	Shares	Value (Note 2)

Pharmacy Services — 1.1%
Express Scripts Holding Co.†	65,513	$4,069,668

Private Equity — 1.1%
Blackstone Group LP	90,966	1,991,246
KKR & Co. LP	99,991	1,947,824

		3,939,070

Real Estate Investment Trusts — 0.8%
American Tower Corp.	35,749	2,782,702

Rental Auto/Equipment — 1.0%
Hertz Global Holdings, Inc.†#	58,837	1,519,760
United Rentals, Inc.†#	39,652	2,253,819

		3,773,579

Retail - Apparel/Shoe — 0.5%
Gap, Inc.#	49,470	2,006,008

Retail - Building Products — 1.0%
Lowe’s Cos., Inc.	87,136	3,669,297

Retail - Discount — 0.6%
Dollar General Corp.†	41,310	2,181,168

Retail - Drug Store — 0.5%
Walgreen Co.#	41,713	1,992,213

Retail - Jewelry — 0.4%
Tiffany & Co.#	19,456	1,513,288

Retail - Major Department Stores — 0.5%
Nordstrom, Inc.#	34,052	2,002,939

Retail - Restaurants — 2.1%
Starbucks Corp.	85,059	5,364,671
Yum! Brands, Inc.	34,813	2,358,581

		7,723,252

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.#	39,449	2,064,761

Semiconductor Components - Integrated Circuits — 2.5%
Analog Devices, Inc.#	28,651	1,315,940
Maxim Integrated Products, Inc.	62,385	1,839,734
QUALCOMM, Inc.	97,988	6,220,278

		9,375,952

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	141,688	2,153,657
Lam Research Corp.†	58,137	2,719,649

		4,873,306

Telephone - Integrated — 0.4%
Verizon Communications, Inc.	30,492	1,478,252

Television — 0.6%
CBS Corp., Class B	42,695	2,113,402

Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†#	21,916	1,374,133
Onyx Pharmaceuticals, Inc.†#	14,237	1,358,922

		2,733,055

Tobacco — 1.4%
Altria Group, Inc.	99,968	3,608,845
Philip Morris International, Inc.	17,127	1,557,015

		5,165,860

Transport - Rail — 0.5%
Norfolk Southern Corp.	22,334	1,710,561

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENT — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport - Services — 0.5%
FedEx Corp.	18,947	$1,825,354

Transport - Truck — 0.4%
J.B. Hunt Transport Services, Inc.#	19,128	1,408,968

Web Portals/ISP — 4.4%
Baidu, Inc. ADR†	5,032	486,292
Google, Inc., Class A†	17,848	15,535,078

		16,021,370

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson ADR	86,423	1,008,556

Total Long-Term Investment Securities
(cost $318,505,779)		363,117,430

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Registered Investment Companies — 4.4%
State Street Navigator Securities Lending Prime Portfolio(3)	16,196,669	16,196,669

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$1,890,000	1,890,000

Total Short-Term Investment Securities
(cost $18,086,669)		18,086,669

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $2,427,000)	2,427,000	2,427,000

TOTAL INVESTMENTS
(cost $339,019,448)(4)	104.4%	383,631,099
Liabilities in excess of other assets	(4.4)	(16,103,883)

NET ASSETS	100.0%	$367,527,216

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $1,030,215 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	At May 31, 2013, the Fund had loaned securities with a total value of $16,064,604. This was secured by collateral of $16,196,669, which was received in cash and subsequently invested in short-term investments currently valued at $16,196,669 as reported in the portfolio of investments. Additional collateral of $442,794 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.12% to 6.25%	12/31/2013 to 08/15/2042	$442,794

(4)	See Note 5 for cost of investments on a tax basis

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$6,053,164	$1,030,215	$—	$7,083,379
Applications Software	18,612,446	—	—	18,612,446
Medical - Biomedical/Gene	26,481,780	—	—	26,481,780
Other Industries*	310,939,825	—	—	310,939,825
Short-Term Investment Securities:
Registered Investment Companies	16,196,669	—	—	16,196,669
Time Deposits	—	1,890,000	—	1,890,000
Repurchase Agreement	—	2,427,000	—	2,427,000

Total	$378,283,884	$5,347,215	$—	$383,631,099

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	9.5%
Real Estate Investment Trusts	9.3
Banks — Commercial	3.7
U.S. Government Treasuries	3.5
Electric — Integrated	3.3
Insurance — Property/Casualty	1.9
Electronic Components — Semiconductors	1.8
Medical — Biomedical/Gene	1.8
Chemicals — Specialty	1.7
Commercial Services — Finance	1.6
Computers — Integrated Systems	1.5
Investment Management/Advisor Services	1.5
Oil — Field Services	1.5
Oil Companies — Exploration & Production	1.4
Medical Products	1.4
Distribution/Wholesale	1.4
Retail — Apparel/Shoe	1.3
Diversified Manufacturing Operations	1.3
Gas — Distribution	1.2
Medical — Hospitals	1.2
Retail — Restaurants	1.2
Machinery — General Industrial	1.1
Consulting Services	1.1
Containers — Paper/Plastic	1.1
Aerospace/Defense — Equipment	1.1
Insurance — Reinsurance	1.0
Web Hosting/Design	1.0
Apparel Manufacturers	0.9
Building — Residential/Commercial	0.9
Transport — Truck	0.9
Steel — Producers	0.9
Engineering/R&D Services	0.9
Savings & Loans/Thrifts	0.8
Electronic Design Automation	0.8
Electronic Measurement Instruments	0.8
Consumer Products — Misc.	0.8
Electric Products — Misc.	0.7
Coatings/Paint	0.7
Oil Refining & Marketing	0.7
Data Processing/Management	0.7
Rental Auto/Equipment	0.7
Building & Construction Products — Misc.	0.7
Insurance Brokers	0.7
Enterprise Software/Service	0.7
Coffee	0.6
Instruments — Controls	0.6
Insurance — Multi-line	0.6
Building Products — Cement	0.6
Soap & Cleaning Preparation	0.6
Machine Tools & Related Products	0.6
Food — Meat Products	0.6
Retail — Sporting Goods	0.6
Transactional Software	0.6
Oil Field Machinery & Equipment	0.6
Retail — Gardening Products	0.6
Filtration/Separation Products	0.5
Telecom Services	0.5
Transport — Marine	0.5
Computer Aided Design	0.5
Respiratory Products	0.5
Food — Misc./Diversified	0.5
Insurance — Life/Health	0.5
Electronic Parts Distribution	0.5
Textile — Home Furnishings	0.5
Metal Processors & Fabrication	0.4
Finance — Investment Banker/Broker	0.4
Semiconductor Components — Integrated Circuits	0.4
Recreational Vehicles	0.4
Oil & Gas Drilling	0.4

Retail — Auto Parts	0.4%
Repurchase Agreements	0.4
Batteries/Battery Systems	0.4
X-Ray Equipment	0.4
Retail — Jewelry	0.4
Multimedia	0.4
Airlines	0.4
Applications Software	0.4
Machinery — Farming	0.4
Power Converter/Supply Equipment	0.4
Printing — Commercial	0.4
Electronic Components — Misc.	0.4
Human Resources	0.4
Non-Hazardous Waste Disposal	0.4
Funeral Services & Related Items	0.3
Pharmacy Services	0.3
Medical — HMO	0.3
Retail — Mail Order	0.3
Physicians Practice Management	0.3
Diagnostic Kits	0.3
Transport — Rail	0.3
Food — Dairy Products	0.3
Water	0.3
Decision Support Software	0.3
Medical — Drugs	0.3
Medical Labs & Testing Services	0.3
Medical Instruments	0.3
Commercial Services	0.3
Telecommunication Equipment	0.3
Retail — Discount	0.3
Real Estate Management/Services	0.3
Industrial Automated/Robotic	0.3
Machinery — Construction & Mining	0.3
Machinery — Pumps	0.3
Retail — Catalog Shopping	0.3
Food — Baking	0.3
Miscellaneous Manufacturing	0.3
Television	0.3
Containers — Metal/Glass	0.3
Retail — Automobile	0.3
Food — Retail	0.3
Steel Pipe & Tube	0.3
Gold Mining	0.3
Finance — Other Services	0.2
Auto — Heavy Duty Trucks	0.2
Wireless Equipment	0.2
Internet Infrastructure Software	0.2
Office Furnishings — Original	0.2
Lighting Products & Systems	0.2
Machinery — Electrical	0.2
Hazardous Waste Disposal	0.2
Theaters	0.2
Retail — Petroleum Products	0.2
Building Products — Air & Heating	0.2
Quarrying	0.2
Casino Services	0.2
Shipbuilding	0.2
Transport — Services	0.2
Web Portals/ISP	0.2
Publishing — Books	0.2
Medical Sterilization Products	0.2
Food — Wholesale/Distribution	0.2
Communications Software	0.2
Advertising Sales	0.2
Coal	0.2
Auction Houses/Art Dealers	0.2
Home Furnishings	0.2
Paper & Related Products	0.2
Medical Information Systems	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Schools	0.2%
Transport — Equipment & Leasing	0.2
Telephone — Integrated	0.2
Aerospace/Defense	0.2
Veterinary Diagnostics	0.2
Computer Services	0.1
Networking Products	0.1
Chemicals — Diversified	0.1
Recreational Centers	0.1
Computers — Periphery Equipment	0.1
Building — Mobile Home/Manufactured Housing	0.1
E-Marketing/Info	0.1
Retail — Misc./Diversified	0.1
Footwear & Related Apparel	0.1
Investment Companies	0.1
Wire & Cable Products	0.1
Telecom Equipment — Fiber Optics	0.1
Building — Maintenance & Services	0.1
Motion Pictures & Services	0.1
Environmental Monitoring & Detection	0.1
Real Estate Operations & Development	0.1
Retail — Major Department Stores	0.1
Leisure Products	0.1
Food — Flour & Grain	0.1
Tobacco	0.1
Publishing — Newspapers	0.1
Security Services	0.1
Retail — Office Supplies	0.1
Patient Monitoring Equipment	0.1
Building — Heavy Construction	0.1
Retail — Hair Salons	0.1
Agricultural Chemicals	0.1
Racetracks	0.1
Retail — Bookstores	0.1

109.2%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.8%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	114,800	$5,364,604

Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	64,200	4,711,638

Aerospace/Defense - Equipment — 1.1%
Alliant Techsystems, Inc.	67,900	5,331,508
B/E Aerospace, Inc.†	217,100	13,772,824
Exelis, Inc.	390,300	4,742,145
Triumph Group, Inc.	103,900	8,067,835

		31,914,312

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.	111,200	2,088,336

Airlines — 0.4%
Alaska Air Group, Inc.†	145,800	8,284,356
JetBlue Airways Corp.†#	465,600	2,891,376

		11,175,732

Apparel Manufacturers — 0.9%
Carter’s, Inc.	105,800	7,625,006
Hanesbrands, Inc.	203,800	10,161,468
Under Armour, Inc., Class A†#	160,700	9,963,400

		27,749,874

Applications Software — 0.4%
Compuware Corp.	439,900	4,940,077
PTC, Inc.†	247,800	6,222,258

		11,162,335

Auction House/Art Dealers — 0.2%
Sotheby’s	140,800	5,244,800

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	181,100	7,211,402

Banks - Commercial — 3.7%
Associated Banc-Corp.	348,200	5,365,762
BancorpSouth, Inc.	172,500	2,960,100
Bank of Hawaii Corp.#	93,000	4,685,340
Cathay General Bancorp	151,900	3,082,051
City National Corp.#	98,300	6,169,308
Commerce Bancshares, Inc.	159,800	6,954,496
Cullen/Frost Bankers, Inc.#	127,500	8,204,625
East West Bancorp, Inc.	290,500	7,651,770
FirstMerit Corp.	342,300	6,459,201
Fulton Financial Corp.	411,300	4,725,837
Hancock Holding Co.	175,900	5,021,945
International Bancshares Corp.	112,800	2,456,784
Prosperity Bancshares, Inc.#	97,500	4,883,775
Signature Bank†	95,700	7,386,126
SVB Financial Group†	92,800	7,181,792
Synovus Financial Corp.	1,632,100	4,471,954
TCF Financial Corp.#	337,900	4,865,760
Trustmark Corp.#	139,000	3,543,110
Valley National Bancorp.#	412,600	3,845,432
Webster Financial Corp.	186,400	4,352,440
Westamerica Bancorporation#	56,300	2,535,189

		106,802,797

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	128,300	12,279,593

Building & Construction Products - Misc. — 0.7%
Fortune Brands Home & Security, Inc.	340,400	14,392,112
Louisiana-Pacific Corp.†	288,700	5,072,459

		19,464,571

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	94,800	$6,066,252

Building Products - Cement — 0.6%
Eagle Materials, Inc.	97,200	7,168,500
Martin Marietta Materials, Inc.	95,100	10,368,753

		17,537,253

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	73,900	2,280,554

Building - Maintenance & Services — 0.1%
Rollins, Inc.	136,500	3,447,990

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	91,100	3,890,881

Building - Residential/Commercial — 0.9%
KB Home	169,800	3,762,768
MDC Holdings, Inc.	80,800	2,998,488
NVR, Inc.†	9,700	9,538,107
Toll Brothers, Inc.†	311,900	10,657,623

		26,956,986

Casino Services — 0.2%
Bally Technologies, Inc.†#	80,100	4,561,695
Scientific Games Corp., Class A†	109,300	1,190,277

		5,751,972

Chemicals - Diversified — 0.1%
Olin Corp.	166,200	4,143,366

Chemicals - Specialty — 1.7%
Albemarle Corp.#	184,200	12,326,664
Ashland, Inc.	152,300	13,542,516
Cabot Corp.	124,300	5,088,842
Cytec Industries, Inc.	86,900	6,210,743
Minerals Technologies, Inc.	72,700	3,097,020
NewMarket Corp.#	22,300	6,115,552
Sensient Technologies Corp.	103,600	4,275,572

		50,656,909

Coal — 0.2%
Alpha Natural Resources, Inc.†	457,500	3,056,100
Arch Coal, Inc.#	440,000	2,270,400

		5,326,500

Coatings/Paint — 0.7%
RPM International, Inc.	274,400	9,090,872
Valspar Corp.	173,400	12,427,578

		21,518,450

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†#	256,000	18,721,280

Commercial Services — 0.3%
Convergys Corp.	220,300	4,002,851
HMS Holdings Corp.†#	180,400	4,491,960

		8,494,811

Commercial Services - Finance — 1.6%
Alliance Data Systems Corp.†#	103,400	18,311,106
Global Payments, Inc.#	163,200	7,827,072
Lender Processing Services, Inc.	176,000	5,823,840
SEI Investments Co.	279,100	8,543,251
WEX, Inc.†	80,200	5,924,374

		46,429,643

Communications Software — 0.2%
SolarWinds, Inc.†	127,400	5,369,910

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.5%
ANSYS, Inc.†	192,700	$14,356,150

Computer Services — 0.1%
DST Systems, Inc.	62,400	4,254,432

Computers - Integrated Systems — 1.5%
3D Systems Corp.†#	189,400	9,189,688
Diebold, Inc.	131,100	4,222,731
Jack Henry & Associates, Inc.	178,600	8,381,698
MICROS Systems, Inc.†#	164,500	6,941,900
NCR Corp.†	339,300	11,332,620
Riverbed Technology, Inc.†	338,600	5,234,756

		45,303,393

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A#	130,900	3,993,759

Consulting Services — 1.1%
CoreLogic, Inc.†	202,800	5,313,360
Corporate Executive Board Co.	69,200	4,234,348
FTI Consulting, Inc.†	84,700	3,217,753
Gartner, Inc.†	193,500	10,954,035
Towers Watson & Co., Class A	117,000	9,088,560

		32,808,056

Consumer Products - Misc. — 0.8%
Jarden Corp.†	209,600	9,763,168
Scotts Miracle-Gro Co., Class A#	80,500	3,805,235
Tupperware Brands Corp.	112,000	9,069,760

		22,638,163

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	63,000	3,282,300
Silgan Holdings, Inc.	93,700	4,382,349

		7,664,649

Containers - Paper/Plastic — 1.1%
Packaging Corp. of America	203,500	9,971,500
Rock-Tenn Co., Class A	148,800	14,698,464
Sonoco Products Co.	209,400	7,333,188

		32,003,152

Data Processing/Management — 0.7%
Acxiom Corp.†	153,000	3,364,470
Broadridge Financial Solutions, Inc.	252,600	6,855,564
CommVault Systems, Inc.†	89,000	6,230,000
Fair Isaac Corp.	73,600	3,612,288

		20,062,322

Decision Support Software — 0.3%
MSCI, Inc.†	249,200	8,781,808

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†#	113,100	9,323,964

Distribution/Wholesale — 1.4%
Arrow Electronics, Inc.†	219,800	8,739,248
Ingram Micro, Inc., Class A†	312,000	5,962,320
LKQ Corp.†	618,500	15,140,880
Owens & Minor, Inc.#	131,200	4,484,416
Watsco, Inc.	61,600	5,374,600

		39,701,464

Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	131,600	8,607,956
Crane Co.	99,900	5,969,025
Harsco Corp.	167,200	3,909,136
ITT Corp.	191,300	5,767,695

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
SPX Corp.	97,400	$7,686,808
Trinity Industries, Inc.	164,000	6,712,520

		38,653,140

E-Marketing/Info — 0.1%
ValueClick, Inc.†	147,500	3,885,150

Electric Products - Misc. — 0.7%
AMETEK, Inc.	504,300	21,760,545

Electric - Integrated — 3.3%
Alliant Energy Corp.	230,100	11,334,726
Black Hills Corp.	91,700	4,352,999
Cleco Corp.	126,200	5,743,362
Great Plains Energy, Inc.	318,300	7,184,031
Hawaiian Electric Industries, Inc.#	203,400	5,322,978
IDACORP, Inc.	103,900	4,907,197
MDU Resources Group, Inc.	391,400	10,121,604
National Fuel Gas Co.	173,100	10,593,720
NV Energy, Inc.	487,300	11,422,312
OGE Energy Corp.	204,800	13,899,776
PNM Resources, Inc.	165,100	3,701,542
Westar Energy, Inc.#	262,800	8,336,016

		96,920,263

Electronic Components - Misc. — 0.4%
Gentex Corp.	296,700	6,785,529
Vishay Intertechnology, Inc.†#	273,500	3,982,160

		10,767,689

Electronic Components - Semiconductors — 1.8%
Cree, Inc.†#	241,800	15,076,230
Fairchild Semiconductor International, Inc.†	263,300	3,820,483
International Rectifier Corp.†	143,400	3,151,932
Intersil Corp., Class A	261,800	2,146,760
QLogic Corp.†	188,400	1,835,016
Rovi Corp.†	215,500	5,559,900
Semtech Corp.†	137,300	5,016,942
Silicon Laboratories, Inc.†	80,000	3,436,800
Skyworks Solutions, Inc.†	398,000	9,496,280
SunEdison, Inc.†	479,500	3,869,565

		53,409,908

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	584,000	8,835,920
Mentor Graphics Corp.	195,800	3,718,242
Synopsys, Inc.†	318,800	11,620,260

		24,174,422

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	81,500	3,423,000
National Instruments Corp.	197,000	5,594,800
Trimble Navigation, Ltd.†	529,200	14,764,680

		23,782,480

Electronic Parts Distribution — 0.5%
Avnet, Inc.†	284,000	9,701,440
Tech Data Corp.†	78,300	3,924,396

		13,625,836

Engineering/R&D Services — 0.9%
AECOM Technology Corp.†	217,100	6,684,509
KBR, Inc.	306,000	11,046,600
URS Corp.	159,200	7,711,648

		25,442,757

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service — 0.7%
Advent Software, Inc.†	65,900	$2,186,562
Concur Technologies, Inc.†#	94,500	7,628,985
Informatica Corp.†	223,500	8,126,460
ManTech International Corp., Class A#	49,100	1,330,119

		19,272,126

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	64,400	3,214,848

Filtration/Separation Products — 0.5%
CLARCOR, Inc.	102,800	5,575,872
Donaldson Co., Inc.	279,700	10,491,547

		16,067,419

Finance - Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.	53,300	2,654,873
Raymond James Financial, Inc.	234,200	10,297,774

		12,952,647

Finance - Other Services — 0.2%
CBOE Holdings, Inc.	180,900	7,261,326

Food - Baking — 0.3%
Flowers Foods, Inc.	237,900	7,938,723

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	43,500	1,366,770

Food - Dairy Products — 0.3%
Dean Foods Co.†	385,400	4,042,846
WhiteWave Foods Co., Class A†	286,900	5,003,536

		9,046,382

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	67,700	2,856,263

Food - Meat Products — 0.6%
Hillshire Brands Co.	254,800	8,826,272
Smithfield Foods, Inc.†	258,800	8,524,872

		17,351,144

Food - Misc./Diversified — 0.5%
Ingredion, Inc.	160,200	10,912,824
Lancaster Colony Corp.	40,200	3,315,294

		14,228,118

Food - Retail — 0.3%
Harris Teeter Supermarkets, Inc.	102,500	4,817,500
SUPERVALU, Inc.#	413,900	2,673,794

		7,491,294

Food - Wholesale/Distribution — 0.2%
United Natural Foods, Inc.†	102,200	5,408,424

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†#	71,300	3,827,384

Funeral Services & Related Items — 0.3%
Matthews International Corp., Class A#	57,400	2,201,290
Service Corp. International	437,600	7,868,048

		10,069,338

Gas - Distribution — 1.2%
Atmos Energy Corp.	187,500	7,916,250
Questar Corp.	363,000	8,824,530
UGI Corp.	234,600	8,959,374
Vectren Corp.	170,400	5,851,536
WGL Holdings, Inc.	107,100	4,596,732

		36,148,422

Security Description	Shares	Value (Note 2)

Gold Mining — 0.3%
Royal Gold, Inc.	134,800	$7,381,648

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	109,600	6,269,120

Home Furnishings — 0.2%
Tempur-Pedic International, Inc.†	123,900	5,238,492

Human Resources — 0.4%
Manpower, Inc.	159,300	9,123,111
Monster Worldwide, Inc.†#	242,200	1,339,366

		10,462,477

Industrial Automated/Robotic — 0.3%
Nordson Corp.	117,700	8,382,594

Instruments - Controls — 0.6%
Mettler-Toledo International, Inc.†	62,800	13,706,728
Woodward, Inc.	125,300	4,905,495

		18,612,223

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	260,900	11,396,112
Brown & Brown, Inc.	244,700	7,896,469

		19,292,581

Insurance - Life/Health — 0.5%
Primerica, Inc.	94,800	3,338,856
Protective Life Corp.	162,000	6,266,160
StanCorp Financial Group, Inc.	92,100	4,184,103

		13,789,119

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	155,200	7,536,512
Kemper Corp.	112,900	3,854,406
Old Republic International Corp.	500,200	6,807,722

		18,198,640

Insurance - Property/Casualty — 1.9%
Alleghany Corp.†	35,000	13,650,000
Fidelity National Financial, Inc., Class A	445,400	11,718,474
First American Financial Corp.	222,900	5,322,852
Hanover Insurance Group, Inc.	92,500	4,646,275
HCC Insurance Holdings, Inc.	208,500	8,934,225
Mercury General Corp.	75,100	3,362,978
WR Berkley Corp.	228,400	9,357,548

		56,992,352

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	145,000	5,327,300
Everest Re Group, Ltd.	105,900	13,725,699
Reinsurance Group of America, Inc.	153,300	10,100,937

		29,153,936

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	322,400	6,876,792

Investment Companies — 0.1%
Apollo Investment Corp.#	460,000	3,813,400

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	109,000	17,876,000
Eaton Vance Corp.#	249,700	10,365,047
Federated Investors, Inc., Class B#	194,800	5,390,116
Janus Capital Group, Inc.	394,600	3,460,642
Waddell & Reed Financial, Inc., Class A	177,400	8,167,496

		45,259,301

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Leisure Products — 0.1%
WMS Industries, Inc.†	113,500	$2,877,225

Lighting Products & Systems — 0.2%
Acuity Brands, Inc.#	88,700	6,658,709

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	164,200	7,116,428
Lincoln Electric Holdings, Inc.	171,900	10,279,620

		17,396,048

Machinery - Construction & Mining — 0.3%
Terex Corp.†	229,500	8,232,165

Machinery - Electrical — 0.2%
Regal-Beloit Corp.	93,200	6,291,932

Machinery - Farming — 0.4%
AGCO Corp.	201,100	11,155,017

Machinery - General Industrial — 1.1%
Gardner Denver, Inc.	101,900	7,693,450
IDEX Corp.	171,100	9,419,055
Wabtec Corp.	98,900	10,879,989
Zebra Technologies Corp., Class A†	105,600	4,821,696

		32,814,190

Machinery - Pumps — 0.3%
Graco, Inc.	126,100	8,127,145

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	357,100	4,945,835

Medical Instruments — 0.3%
Techne Corp.	71,800	4,775,418
Thoratec Corp.†	119,400	3,721,698

		8,497,116

Medical Labs & Testing Services — 0.3%
Covance, Inc.†	114,300	8,524,494

Medical Products — 1.4%
Cooper Cos., Inc.	100,100	11,312,301
Henry Schein, Inc.†	181,500	17,476,635
Hill-Rom Holdings, Inc.	125,100	4,519,863
Teleflex, Inc.	84,900	6,650,217

		39,959,016

Medical Sterilization Products — 0.2%
STERIS Corp.	121,200	5,495,208

Medical - Biomedical/Gene — 1.8%
Bio-Rad Laboratories, Inc., Class A†	41,700	4,740,456
Charles River Laboratories International, Inc.†	99,900	4,326,669
United Therapeutics Corp.†#	96,700	6,427,649
Vertex Pharmaceuticals, Inc.†	452,300	36,324,213

		51,818,987

Medical - Drugs — 0.3%
Endo Health Solutions, Inc.†	236,500	8,584,950

Medical - HMO — 0.3%
Health Net, Inc.†	164,300	5,236,241
WellCare Health Plans, Inc.†	89,600	4,671,744

		9,907,985

Medical - Hospitals — 1.2%
Community Health Systems, Inc.	191,000	9,200,470
Health Management Associates, Inc., Class A†	533,200	7,352,828
LifePoint Hospitals, Inc.†	97,300	4,838,729
Universal Health Services, Inc., Class B	184,400	12,749,416

		34,141,443

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.4%
Timken Co.	165,100	$9,371,076
Worthington Industries, Inc.#	109,600	3,768,048

		13,139,124

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	137,300	7,787,656

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	148,600	3,260,284

Multimedia — 0.4%
FactSet Research Systems, Inc.#	84,300	8,277,417
Meredith Corp.#	74,500	3,053,010

		11,330,427

Networking Products — 0.1%
Polycom, Inc.†	366,900	4,156,977

Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.	255,600	10,285,344

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	121,000	3,401,310
HNI Corp.	93,200	3,426,964

		6,828,274

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	118,400	6,217,184
Patterson-UTI Energy, Inc.	302,500	6,355,525

		12,572,709

Oil Companies - Exploration & Production — 1.4%
Bill Barrett Corp.†#	99,800	2,252,486
Cimarex Energy Co.	179,100	12,562,074
Energen Corp.	149,700	8,112,243
Forest Oil Corp.†#	247,400	1,125,670
Rosetta Resources, Inc.†	123,600	5,791,896
SM Energy Co.	137,200	8,319,808
Unit Corp.†	90,700	4,096,919

		42,261,096

Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	157,300	9,532,380
Dril-Quip, Inc.†	75,600	6,838,020

		16,370,400

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	421,900	20,884,050

Oil - Field Services — 1.5%
CARBO Ceramics, Inc.#	40,800	2,688,720
Helix Energy Solutions Group, Inc.†	204,100	4,869,826
Oceaneering International, Inc.	224,200	16,250,016
Oil States International, Inc.†	113,700	11,199,450
Superior Energy Services, Inc.†	330,600	8,820,408

		43,828,420

Paper & Related Products — 0.2%
Domtar Corp.	72,100	5,225,087

Patient Monitoring Equipment — 0.1%
Masimo Corp.	108,200	2,342,530

Pharmacy Services — 0.3%
Omnicare, Inc.	216,900	9,983,907

Physicians Practice Management — 0.3%
MEDNAX, Inc.†	103,700	9,626,471

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	110,600	11,107,558

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Printing - Commercial — 0.4%
Deluxe Corp.	105,300	$3,938,220
R.R. Donnelley & Sons Co.#	373,700	4,958,999
Valassis Communications, Inc.#	81,100	2,107,789

		11,005,008

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	97,300	3,862,810
Scholastic Corp.	55,000	1,663,200

		5,526,010

Publishing - Newspapers — 0.1%
New York Times Co., Class A†#	252,900	2,673,153

Quarrying — 0.2%
Compass Minerals International, Inc.#	69,000	6,020,940

Racetracks — 0.1%
International Speedway Corp., Class A	52,900	1,833,514

Real Estate Investment Trusts — 9.3%
Alexandria Real Estate Equities, Inc.	145,800	9,987,300
American Campus Communities, Inc.	217,000	8,860,110
BioMed Realty Trust, Inc.	381,800	7,991,074
BRE Properties, Inc.	159,500	7,973,405
Camden Property Trust	175,100	12,125,675
Corporate Office Properties Trust	177,400	4,724,162
Corrections Corp. of America	236,700	8,320,005
Duke Realty Corp.	666,800	11,048,876
Equity One, Inc.	128,200	2,990,906
Essex Property Trust, Inc.	78,600	12,351,204
Extra Space Storage, Inc.	213,500	8,943,515
Federal Realty Investment Trust	134,600	14,503,150
Highwoods Properties, Inc.#	167,000	6,082,140
Home Properties, Inc.	106,800	6,490,236
Hospitality Properties Trust	285,300	8,325,054
Kilroy Realty Corp.	155,300	8,216,923
Liberty Property Trust	247,900	10,059,782
Mack-Cali Realty Corp.	173,100	4,587,150
National Retail Properties, Inc.	240,100	8,612,387
Omega Healthcare Investors, Inc.	234,200	7,590,422
Potlatch Corp.	83,700	3,802,491
Rayonier, Inc.	258,400	14,315,360
Realty Income Corp.#	402,100	18,275,445
Regency Centers Corp.	187,400	9,669,840
Senior Housing Properties Trust	389,800	10,076,330
SL Green Realty Corp.	189,200	16,456,616
Taubman Centers, Inc.	131,300	10,580,154
UDR, Inc.	518,600	12,638,282
Weingarten Realty Investors#	231,700	7,386,596

		272,984,590

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	91,300	8,384,079

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	89,200	3,147,868

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	82,300	4,101,832

Recreational Vehicles — 0.4%
Polaris Industries, Inc.#	131,900	12,597,769

Rental Auto/Equipment — 0.7%
Aaron’s, Inc.	146,100	4,103,949
Rent-A-Center, Inc.	120,700	4,415,206
United Rentals, Inc.†	192,800	10,958,752

		19,477,907

Security Description	Shares	Value (Note 2)

Respiratory Products — 0.5%
ResMed, Inc.#	297,500	$14,280,000

Retail - Apparel/Shoe — 1.3%
Aeropostale, Inc.†	162,200	2,369,742
American Eagle Outfitters, Inc.	373,600	7,393,544
ANN, Inc.†	100,300	3,077,204
Ascena Retail Group, Inc.†	263,100	5,348,823
Chico’s FAS, Inc.	343,600	6,205,416
Foot Locker, Inc.	312,400	10,721,568
Guess?, Inc.#	127,100	4,039,238

		39,155,535

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	152,700	12,448,104

Retail - Automobile — 0.3%
Copart, Inc.†	219,800	7,558,922

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.†	78,200	1,759,500

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Class A	96,900	8,010,723

Retail - Discount — 0.3%
Big Lots, Inc.†	120,000	4,086,000
HSN, Inc.	76,500	4,352,085

		8,438,085

Retail - Gardening Products — 0.6%
Tractor Supply Co.	143,500	16,069,130

Retail - Hair Salons — 0.1%
Regis Corp.#	117,300	2,159,493

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.	167,900	11,502,829

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.	178,900	9,653,444

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	210,200	3,117,266

Retail - Misc./Diversified — 0.1%
CST Brands, Inc.†#	127,400	3,871,686

Retail - Office Supplies — 0.1%
Office Depot, Inc.†#	592,400	2,612,484

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	149,700	6,097,281

Retail - Restaurants — 1.2%
Bob Evans Farms, Inc.	57,800	2,668,048
Brinker International, Inc.#	146,700	5,752,107
Cheesecake Factory, Inc.#	101,500	4,051,880
Domino’s Pizza, Inc.	117,700	6,976,079
Panera Bread Co., Class A†	58,200	11,164,506
Wendy’s Co.#	583,700	3,473,015

		34,085,635

Retail - Sporting Goods — 0.6%
Cabela’s, Inc.†	95,800	6,424,348
Dick’s Sporting Goods, Inc.	203,400	10,645,956

		17,070,304

Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	170,200	1,678,172
First Niagara Financial Group, Inc.	730,900	7,140,893
New York Community Bancorp, Inc.#	912,800	11,939,424
Washington Federal, Inc.	218,100	3,814,569

		24,573,058

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools — 0.2%
DeVry, Inc.#	117,900	$3,682,017
Strayer Education, Inc.#	23,500	1,257,015

		4,939,032

Security Services — 0.1%
Brink’s Co.	99,000	2,656,170

Semiconductor Components - Integrated Circuits — 0.4%
Atmel Corp.†	910,700	7,167,209
Cypress Semiconductor Corp.#	278,400	3,129,216
Integrated Device Technology, Inc.†	301,800	2,571,336

		12,867,761

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	102,800	5,676,616

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	286,100	17,397,741

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc.	48,700	7,418,471

Steel - Producers — 0.9%
Carpenter Technology Corp.	91,800	4,421,088
Commercial Metals Co.	241,500	3,723,930
Reliance Steel & Aluminum Co.	158,100	10,398,237
Steel Dynamics, Inc.	456,300	6,999,642

		25,542,897

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†#	210,400	3,522,096

Telecom Services — 0.5%
NeuStar, Inc., Class A†	137,100	6,643,866
tw telecom, Inc.†	315,200	8,992,656

		15,636,522

Telecommunication Equipment — 0.3%
ADTRAN, Inc.#	128,700	2,975,544
Plantronics, Inc.	88,300	4,079,460
Tellabs, Inc.	694,000	1,436,580

		8,491,584

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	208,300	4,842,975

Television — 0.3%
AMC Networks, Inc., Class A†	120,100	7,688,802

Textile - Home Furnishings — 0.5%
Mohawk Industries, Inc.†	120,700	13,418,219

Theaters — 0.2%
Cinemark Holdings, Inc.	212,100	6,223,014

Tobacco — 0.1%
Universal Corp.#	48,300	2,831,829

Transactional Software — 0.6%
ACI Worldwide, Inc.†	81,800	3,804,518
Solera Holdings, Inc.	142,800	7,821,156
VeriFone Systems, Inc.†#	223,800	5,221,254

		16,846,928

Transport - Equipment & Leasing — 0.2%
GATX Corp.	97,200	4,853,196

Transport - Marine — 0.5%
Kirby Corp.†#	117,600	9,182,208
Tidewater, Inc.	102,400	5,641,216

		14,823,424

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	102,400	$9,118,720

Transport - Services — 0.2%
Matson, Inc.	88,500	2,227,545
UTi Worldwide, Inc.	215,100	3,405,033

		5,632,578

Transport - Truck — 0.9%
Con-way, Inc.	116,100	4,414,122
J.B. Hunt Transport Services, Inc.	187,600	13,818,616
Landstar System, Inc.	96,400	5,088,956
Werner Enterprises, Inc.	92,600	2,317,778

		25,639,472

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†	183,200	4,682,592

Water — 0.3%
Aqua America, Inc.#	290,900	9,044,081

Web Hosting/Design — 1.0%
Equinix, Inc.†#	101,200	20,507,168
Rackspace Hosting, Inc.†#	228,800	8,586,864

		29,094,032

Web Portals/ISP — 0.2%
AOL, Inc.	159,900	5,542,134

Wire & Cable Products — 0.1%
General Cable Corp.	103,000	3,642,080

Wireless Equipment — 0.2%
InterDigital, Inc.	85,300	3,922,947
RF Micro Devices, Inc.†	579,600	3,199,392

		7,122,339

X-Ray Equipment — 0.4%
Hologic, Inc.†	554,900	11,514,175

Total Long-Term Investment Securities
(cost $2,120,504,905)		2,802,642,964

SHORT-TERM INVESTMENT SECURITIES — 13.0%
Registered Investment Companies — 9.5%
State Street Navigator Securities Lending Prime Portfolio(1)	276,772,779	276,772,779

U.S. Government Treasuries — 3.5%
United States Treasury Bills Disc. Notes
0.00% due 06/27/2013	$28,000,000	28,000,000
0.01% due 06/06/2013(2)	1,000,000	999,999
0.01% due 06/20/2013	5,000,000	4,999,974
0.01% due 07/05/2013	5,000,000	4,999,976
0.02% due 06/20/2013	60,000,000	59,999,366
0.04% due 09/12/2013(2)	500,000	499,930
0.09% due 06/06/2013(2)	2,800,000	2,799,967

		102,299,212

Total Short-Term Investment Securities
(cost $379,072,011)		379,071,991

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $12,442,000)	12,442,000	12,442,000

TOTAL INVESTMENTS
(cost $2,512,018,916)(4)	109.2%	3,194,156,955
Liabilities in excess of other assets	(9.2)	(268,849,130)

NET ASSETS	100.0%	$2,925,307,825

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $267,592,778. This was secured by collateral of $276,772,779 which was received in cash and subsequently invested in short-term investments currently valued at $276,772,779 as reported in the portfolio of investments. Additional collateral of $1,248,926 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.25% to 4.38%	01/31/2014 to 08/15/2042	$1,248,926

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
1,003	Long	S&P Midcap 400 E-mini Index	June 2013	$115,813,887	$118,695,020	$2,881,133

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$272,984,590	$—	$—	$272,984,590
Other Industries*	2,529,658,374	—	—	2,529,658,374
Short-Term Investment Securities:
Registered Investment Companies	276,772,779	—	—	276,772,779
U.S. Government Treasuries	—	102,299,212	—	102,299,212
Repurchase Agreement	—	12,442,000	—	12,442,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,881,133	—	—	2,881,133

Total Assets	$3,082,296,876	$114,741,212	$—	$3,197,038,088

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	14.7%
Consulting Services	3.5
Insurance-Property/Casualty	3.4
Commercial Services-Finance	3.2
Oil Companies-Exploration & Production	3.2
Commercial Services	3.0
Medical-Biomedical/Gene	3.0
Retail-Restaurants	2.8
E-Commerce/Services	2.5
Applications Software	2.4
Web Portals/ISP	2.4
Chemicals-Diversified	2.2
Time Deposits	2.2
Computer Software	2.1
Retail-Discount	2.1
Wireless Equipment	2.1
Apparel Manufacturers	2.1
Medical Information Systems	2.0
Transactional Software	2.0
Vitamins & Nutrition Products	1.8
Medical Products	1.8
Electronic Components-Semiconductors	1.8
Computer Services	1.7
Building Products-Cement	1.6
Decision Support Software	1.6
Diversified Manufacturing Operations	1.6
Hazardous Waste Disposal	1.5
Auto-Cars/Light Trucks	1.4
Internet Content-Information/News	1.3
Non-Hazardous Waste Disposal	1.3
Medical Instruments	1.2
Beverages-Non-alcoholic	1.2
Computers-Memory Devices	1.1
Finance-Other Services	1.0
Medical-Drugs	1.0
Electric Products-Misc.	1.0
Retail-Apparel/Shoe	0.9
Internet Security	0.9
Electric-Transmission	0.9
Building & Construction Products-Misc.	0.9
Food-Confectionery	0.9
Internet Application Software	0.9
Food-Misc./Diversified	0.9
Retail-Gardening Products	0.8
Internet Content-Entertainment	0.8
Food-Retail	0.7
E-Commerce/Products	0.7
Coatings/Paint	0.7
Electronic Measurement Instruments	0.7
Data Processing/Management	0.7
Broadcast Services/Program	0.7
Banks-Commercial	0.6
Advertising Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Enterprise Software/Service	0.6
Hotels/Motels	0.6
Aerospace/Defense-Equipment	0.6
Television	0.5
Publishing-Periodicals	0.5
Appliances	0.5
Oil Field Machinery & Equipment	0.5
Insurance Brokers	0.5
Transport-Rail	0.5
Cable/Satellite TV	0.5
Human Resources	0.5
Distribution/Wholesale	0.5
Casino Hotels	0.5
Auto/Truck Parts & Equipment-Original	0.5
Internet Infrastructure Software	0.4

Computers-Integrated Systems	0.4
Dialysis Centers	0.4
Machinery-General Industrial	0.4
Medical-Hospitals	0.4
Building-Residential/Commercial	0.4
Banks-Super Regional	0.4
Steel-Producers	0.4
Transport-Truck	0.4
Instruments-Scientific	0.3
Private Equity	0.3
Industrial Gases	0.3
Home Decoration Products	0.3
Retail-Misc./Diversified	0.3
Retail-Perfume & Cosmetics	0.3
Heart Monitors	0.3
Semiconductor Equipment	0.3
Insurance-Life/Health	0.3
Motorcycle/Motor Scooter	0.3
Toys	0.3
Auto-Heavy Duty Trucks	0.3
Transport-Services	0.3
Real Estate Management/Services	0.2
Therapeutics	0.2
Patient Monitoring Equipment	0.2
Pharmacy Services	0.2
Real Estate Investment Trusts	0.1
Computer Graphics	0.1

114.5%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.5%
Advertising Services — 0.6%
Aimia, Inc.	114,168	$1,635,298

Aerospace/Defense-Equipment — 0.6%
B/E Aerospace, Inc.†	23,585	1,496,232

Apparel Manufacturers — 2.1%
Carter’s, Inc.#	37,382	2,694,121
Michael Kors Holdings, Ltd.†#	10,006	628,577
VF Corp.	11,165	2,052,797

		5,375,495

Appliances — 0.5%
Whirlpool Corp.	10,895	1,391,945

Applications Software — 2.4%
Salesforce.com, Inc.†#	127,504	5,397,244
ServiceNow, Inc.†#	23,522	864,669

		6,261,913

Auto-Cars/Light Trucks — 1.4%
Tesla Motors, Inc.†#	36,229	3,541,747

Auto-Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	18,645	742,444

Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.†	15,620	1,266,313

Banks-Commercial — 0.6%
Zions Bancorporation#	59,110	1,658,035

Banks-Super Regional — 0.4%
Fifth Third Bancorp#	51,325	934,115

Beverages-Non-alcoholic — 1.2%
Coca-Cola Enterprises, Inc.#	17,615	654,573
Monster Beverage Corp.†	46,150	2,519,329

		3,173,902

Broadcast Services/Program — 0.7%
Scripps Networks Interactive, Inc., Class A#	25,150	1,694,104

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	40,805	1,725,235
Louisiana-Pacific Corp.†	31,370	551,171

		2,276,406

Building Products-Cement — 1.6%
Martin Marietta Materials, Inc.#	37,930	4,135,508

Building-Residential/Commercial — 0.4%
Taylor Morrison Home Corp., Class A†	38,300	989,289

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†#	11,975	1,340,242

Casino Hotels — 0.5%
Wynn Resorts, Ltd.#	9,340	1,269,213

Chemicals-Diversified — 2.2%
Celanese Corp., Series A	20,600	1,016,610
PPG Industries, Inc.	3,940	605,223
Rockwood Holdings, Inc.#	60,953	4,063,127

		5,684,960

Coatings/Paint — 0.7%
Sherwin-Williams Co.#	9,520	1,794,806

Security Description	Shares	Value (Note 2)

Commercial Services — 3.0%
Edenred(1)	176,940	$5,598,833
Intertek Group PLC(1)	45,195	2,202,049

		7,800,882

Commercial Services-Finance — 3.2%
McGraw-Hill Financial, Inc.	89,512	4,882,880
Morningstar, Inc.#	33,803	2,324,970
SEI Investments Co.	40,560	1,241,542

		8,449,392

Computer Graphics — 0.1%
Tableau Software, Inc., Class A†#	3,140	160,454

Computer Services — 1.7%
Computer Sciences Corp.	10,590	472,420
IHS, Inc., Class A†#	37,097	3,900,007

		4,372,427

Computer Software — 2.1%
Akamai Technologies, Inc.†#	121,181	5,588,868

Computers-Integrated Systems — 0.4%
3D Systems Corp.†#	23,463	1,138,425

Computers-Memory Devices — 1.1%
NetApp, Inc.†	40,665	1,526,158
Western Digital Corp.	20,620	1,305,658

		2,831,816

Consulting Services — 3.5%
Gartner, Inc.†#	78,152	4,424,185
Qualicorp SA†	166,222	1,474,562
Verisk Analytics, Inc., Class A†	53,651	3,155,752

		9,054,499

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	33,060	1,484,394

Decision Support Software — 1.6%
MSCI, Inc.†#	116,983	4,122,481

Dialysis Centers — 0.4%
DaVita HealthCare Partners, Inc.†	8,875	1,101,121

Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.†#	31,095	1,281,736

Diversified Manufacturing Operations — 1.6%
Colfax Corp.†#	53,298	2,659,570
Eaton Corp. PLC#	22,120	1,461,247

		4,120,817

E-Commerce/Products — 0.7%
MercadoLibre, Inc.#	15,606	1,788,760

E-Commerce/Services — 2.5%
Groupon, Inc.†#	434,656	3,338,158
TripAdvisor, Inc.†#	48,571	3,132,344

		6,470,502

Electric Products-Misc. — 1.0%
AMETEK, Inc.	57,954	2,500,715

Electric-Transmission — 0.9%
Brookfield Infrastructure Partners LP	63,555	2,308,318

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components-Semiconductors — 1.8%
First Solar, Inc.†#	61,268	$3,331,754
Microchip Technology, Inc.#	34,810	1,269,869

		4,601,623

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	35,240	1,601,658
Trimble Navigation, Ltd.†#	6,860	191,394

		1,793,052

Enterprise Software/Service — 0.6%
Workday, Inc., Class A†#	25,030	1,607,677

Finance-Other Services — 1.0%
IntercontinentalExchange, Inc.†	15,682	2,684,915

Food-Confectionery — 0.9%
Hershey Co.#	25,140	2,240,225

Food-Misc./Diversified — 0.9%
McCormick & Co., Inc.#	31,988	2,209,731

Food-Retail — 0.7%
Whole Foods Market, Inc.#	37,160	1,927,118

Hazardous Waste Disposal — 1.5%
Stericycle, Inc.†#	35,640	3,911,846

Heart Monitors — 0.3%
HeartWare International, Inc.†#	8,770	800,438

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.#	30,690	829,858

Hotel/Motels — 0.6%
Wyndham Worldwide Corp.	26,335	1,530,590

Human Resources — 0.5%
Team Health Holdings, Inc.†	33,390	1,304,547

Industrial Gases — 0.3%
Airgas, Inc.#	8,120	835,467

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	28,905	905,305

Insurance Brokers — 0.5%
Brown & Brown, Inc.	42,515	1,371,959

Insurance-Life/Health — 0.3%
Lincoln National Corp.	22,280	794,505

Insurance-Property/Casualty — 3.4%
Arch Capital Group, Ltd.†#	94,260	4,827,055
Progressive Corp.#	155,353	3,959,948

		8,787,003

Internet Application Software — 0.9%
Splunk, Inc.†#	23,822	1,113,917
Zynga, Inc., Class A†#	323,954	1,101,443

		2,215,360

Internet Content-Entertainment — 0.8%
Youku Todou, Inc. ADR†#	95,709	1,957,249

Internet Content-Information/News — 1.3%
LinkedIn Corp., Class A†	20,668	3,462,510

Internet Infrastructure Software — 0.4%
TIBCO Software, Inc.†#	54,490	1,162,272

Security Description	Shares	Value (Note 2)

Internet Security — 0.9%
Qihoo 360 Technology Co., Ltd. ADR†#	41,629	$1,823,767
Symantec Corp.†	24,960	558,854

		2,382,621

Machinery-General Industrial — 0.4%
Roper Industries, Inc.	8,480	1,053,386

Medical Information Systems — 2.0%
Allscripts Healthcare Solutions, Inc.†#	93,945	1,301,138
athenahealth, Inc.†#	47,055	3,978,500

		5,279,638

Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	6,449	3,208,571

Medical Products — 1.8%
CareFusion Corp.†	14,980	550,515
Cooper Cos., Inc.	17,290	1,953,943
Sirona Dental Systems, Inc.†	16,425	1,165,189
Zimmer Holdings, Inc.#	13,205	1,036,725

		4,706,372

Medical-Biomedical/Gene — 3.0%
Illumina, Inc.†#	89,350	6,283,092
Seattle Genetics, Inc.†#	13,925	477,906
Vertex Pharmaceuticals, Inc.†	11,500	923,565

		7,684,563

Medical-Drugs — 1.0%
Ironwood Pharmaceuticals, Inc.†#	95,090	1,269,451
Medivation, Inc.†#	9,805	476,131
Quintiles Transnational Holdings, Inc.†	19,875	875,295

		2,620,877

Medical-Hospitals — 0.4%
Community Health Systems, Inc.	21,270	1,024,576

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.#	13,905	758,379

Non-Hazardous Waste Disposal — 1.3%
Covanta Holding Corp.#	119,707	2,448,008
Republic Services, Inc.	26,170	892,397

		3,340,405

Oil Companies-Exploration & Production — 3.2%
Cabot Oil & Gas Corp.	16,065	1,130,333
Cobalt International Energy, Inc.†#	38,845	1,007,639
Pioneer Natural Resources Co.#	11,815	1,638,504
Range Resources Corp.#	48,905	3,676,678
Ultra Petroleum Corp.†#	39,547	900,881

		8,354,035

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	22,825	1,389,358

Patient Monitoring Equipment — 0.2%
Insulet Corp.†#	14,360	428,790

Pharmacy Services — 0.2%
Catamaran Corp.†	8,125	399,912

Private Equity — 0.3%
KKR & Co. LP	44,080	858,678

Publishing-Periodicals — 0.5%
Nielsen Holdings NV	41,820	1,418,116

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 0.1%
Redwood Trust, Inc.#	18,170	$348,137

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	27,475	636,870

Retail-Apparel/Shoe — 0.9%
Fifth & Pacific Cos., Inc.†	20,540	441,404
Foot Locker, Inc.#	41,790	1,434,233
Urban Outfitters, Inc.†	12,630	529,576

		2,405,213

Retail-Discount — 2.1%
Dollar Tree, Inc.†	115,975	5,571,439

Retail-Gardening Products — 0.8%
Tractor Supply Co.#	17,655	1,977,007

Retail-Misc./Diversified — 0.3%
Sally Beauty Holdings, Inc.†	26,783	819,828

Retail-Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†#	8,822	800,685

Retail-Restaurants — 2.8%
Dunkin’ Brands Group, Inc.#	94,725	3,751,110
Panera Bread Co., Class A†#	18,421	3,533,700

		7,284,810

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.#	12,090	555,294
NXP Semiconductor NV†	34,345	1,059,543

		1,614,837

Semiconductor Equipment — 0.3%
Lam Research Corp.†	16,995	795,026

Steel-Producers — 0.4%
Carpenter Technology Corp.#	19,345	931,655

Television — 0.5%
CBS Corp., Class B	28,820	1,426,590

Therapeutics — 0.2%
Isis Pharmaceuticals, Inc.†#	21,860	473,269

Toys — 0.3%
Mattel, Inc.	16,740	749,115

Transactional Software — 2.0%
Solera Holdings, Inc.	96,149	5,266,081

Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	15,250	1,358,012

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	16,665	650,435

Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	12,515	921,855

Vitamins & Nutrition Products — 1.8%
Mead Johnson Nutrition Co.#	58,439	4,737,650

Web Portals/ISP — 2.4%
Dropbox, Inc.†(2)(3)(4)	89,561	779,830
Mail.ru Group, Ltd. GDR(1)	28,259	787,140
SINA Corp.†	13,762	794,067
Yandex NV, Class A†#	139,826	3,797,674

		6,158,711

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 2.1%
Motorola Solutions, Inc.	95,272	$5,521,965

Total Common Stock
(cost $200,809,387)		253,528,291

CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
Better Place LLC, Series B†(2)(3)(4)	314,973	0

E-Commerce/Products — 0.0%
Peixe Urbano, Inc., Series C†(2)(3)(4)	14,214	27,717

Web Portals/ISP — 0.0%
Dropbox, Inc., Series A†(2)(3)(4)	8,758	75,108

Total Convertible Preferred Stock
(cost $1,334,720)		102,825

PREFERRED STOCK — 0.1%
Data Processing/Management — 0.1%
Palantir Technologies, Inc., Series G†(2)(3)(4) (cost $274,959)	89,856	274,959

Total Long-Term Investment Securities
(cost $202,419,066)		253,906,075

SHORT-TERM INVESTMENT SECURITIES — 16.9%
Registered Investment Companies — 14.7%
State Street Navigator Securities Lending Prime Portfolio(5)	38,339,320	38,339,320

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/13	$5,600,000	5,600,000

Total Short-Term Investment Securities
(cost $43,939,320)		43,939,320

TOTAL INVESTMENTS
(cost $246,358,386)(6)	114.5%	297,845,395
Liabilities in excess of other assets	(14.5)	(37,707,618)

NET ASSETS	100.0%	$260,137,777

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $8,588,022 representing 3.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

for which secondary markets exist. As of May 31, 2013, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC, Series B Convertible Preferred Stock	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$0	$0	0.0%

Dropbox, Inc. Common Stock	05/01/2012	89,561	810,680	779,830	8.71	0.3
Dropbox, Inc., Series A Convertible Preferred Stock	05/25/2012	8,758	79,351	75,108	8.58	0.0
Palantir Technologies, Inc., Series G Preferred Stock	07/19/2012	89,856	274,959	274,959	3.06	0.1
Peixe Urbano, Inc., Series C Convertible Preferred Stock	12/02/2011	14,214	467,938	27,717	1.95	0.0

				$1,157,614		0.4%

(3)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $1,157,614 representing 0.4% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	At May 31, 2013, the Fund had loaned securities with a total value of $39,627,064. This was secured by collateral of $38,339,320, which was received in cash and subsequently invested in short-term investments currently valued at $38,339,320 as reported in the portfolio of investments. Additional collateral of $2,181,845 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
U.S. Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 08/15/2042	$2,181,845

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services	$—	$7,800,882	$—	$7,800,882
Web Portals/ISP	4,591,741	787,140	779,830	6,158,711
Other Industries*	239,568,698	—	—	239,568,698
Convertible Preferred Stock	—	—	102,825	102,825
Preferred Stock	—	—	274,959	274,959
Short-Term Investment Securities:
Registered Investment Companies	38,339,320	—	—	38,339,320
Time Deposits	—	5,600,000	—	5,600,000

Total	$282,499,759	$14,188,022	$1,157,614	$297,845,395

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $7,800,882 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2012	$810,446	$2,022,944	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	—	—	—
Change in unrealized depreciation(1)	(30,616)	(1,647,008)	—
Net purchases	—	79,449	274,959
Net sales	—	(352,560)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 05/31/2013	$779,830	$102,825	$274,959

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at May 31, 2013 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$(30,616)	$(1,647,008)	$—

At the end of the reporting period, Level 3 investment in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

U.S. Government Agencies	32.3%
Foreign Bank	22.6
Money Center Banks	15.5
U.S. Government Treasuries	4.7
Commercial Banks — Canadian	4.0
Diversified Financial Services	3.9
Super-Regional Banks — US	3.8
Domestic Bank	3.8
Repurchase Agreement	3.2
Commercial Banks	2.2
Cosmetics — Toiletries	2.0
Finance	1.6

99.6%

Weighted Average Days to Maturity	56.2

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 96.4%
Certificates of Deposit — 24.8%
Citibank NA 0.26% due 08/15/2013	$7,650,000	$7,650,000
Deutsche Bank AG NY FRS 0.26% due 06/03/2013	7,400,000	7,400,000
Nordea Bank Finland PLC NY FRS 0.19% due 10/25/2013	7,600,000	7,600,000
Nordea Bank Finland PLC NY FRS 0.20% due 08/08/2013	7,400,000	7,400,000
Rabobank Nederland NV NY FRS 0.32% due 01/31/2014	7,250,000	7,250,000
Rabobank Nederland NV NY FRS 0.38% due 07/11/2013	6,000,000	6,000,000
Royal Bank of Canada NY FRS 0.33% due 10/14/2018(3)	7,700,000	7,700,000
Svenska Handelsbanken NY 0.21% due 09/23/2013	7,000,000	7,000,111
Svenska Handlsbanken NY 0.23% due 07/12/2013	6,800,000	6,800,038
UBS AG Stamford CT FRS 0.35% due 01/21/2014	7,550,000	7,550,000
UBS AG Stamford CT FRS 0.39% due 10/17/2013	7,350,000	7,350,000
Wells Fargo Bank NA FRS 0.19% due 09/11/2013	6,700,000	6,700,000
Wells Fargo Bank NA 0.21% due 01/15/2014	7,500,000	7,500,000

Total Certificates of Deposit
(amortized cost $93,900,149)		93,900,149

Commercial Paper — 21.4%
Barclays US Funding Corp. 0.07% due 06/03/2013	9,200,000	9,199,964
Barclays US Funding Corp. 0.20% due 08/01/2013	8,000,000	7,997,289
BNP Paribas Finance, Inc. 0.06% due 06/03/2013	8,250,000	8,249,972
BNP Paribas Finance, Inc. 0.08% due 06/07/2013	8,250,000	8,249,890
Credit Agricole North America, Inc. 0.11% due 06/05/2013	7,650,000	7,649,906
Deutsche Bank Financial LLC 0.21% due 06/27/2013	8,000,000	7,998,787
JPMorgan Chase & Co. FRS 0.30% due 09/03/2013	7,400,000	7,400,000
Lloyds TSB Bank PLC 0.10% due 06/05/2013	15,700,000	15,699,826
State Street Corp. 0.15% due 08/07/2013	8,500,000	8,497,627

Total Commercial Paper
(amortized cost $80,943,261)		80,943,261

U.S. Corporate Bonds & Notes — 13.2%
Bank of America NA 0.20% due 06/19/2013	7,700,000	7,700,000
Bank of America NA 0.28% due 06/11/2013	6,800,000	6,800,000
Citigroup, Inc. FRS 0.41% due 03/07/2014	2,500,000	2,496,726
Citigroup, Inc. 6.50% due 08/19/2013	4,500,000	4,557,922
General Electric Capital Corp. FRS 1.13% due 01/07/2014	4,300,000	4,323,575
General Electric Capital Corp. 1.88% due 09/16/2013	2,000,000	2,009,674

Security Description	Principal Amount	Value (Note 2)

U.S. Corporate Bonds & Notes (continued)
JPMorgan Chase Bank NA FRS 0.36% due 06/06/2014(3)	$5,900,000	$5,900,000
Procter & Gamble Co. FRS 0.19% due 02/06/2014	7,400,000	7,399,180
Royal Bank of Canada 1.13% due 01/15/2014	7,250,000	7,286,845
UBS AG Stamford CT 2.25% due 01/28/2014	1,423,000	1,440,964

Total U.S. Corporate Bonds & Notes
(amortized cost $49,914,886)		49,914,886

U.S. Government Agencies — 32.3%
Federal Farm Credit Bank
0.04% due 06/03/2013	9,500,000	9,499,982
0.09% due 11/01/2013	2,000,000	1,999,235
0.13% due 10/21/2013	1,500,000	1,499,231
0.14% due 02/10/2014	3,000,000	2,997,037
0.18% due 09/11/2013	7,900,000	7,895,971
Federal Farm Credit Bank FRS
0.10% due 02/19/2014	3,200,000	3,200,000
0.15% due 12/06/2013	5,500,000	5,500,000
0.17% due 07/24/2013	750,000	750,011
0.17% due 09/16/2013	300,000	300,009
0.18% due 06/04/2013	8,120,000	8,119,993
0.21% due 07/10/2013	650,000	650,049
0.21% due 08/06/2013	3,250,000	3,249,992
0.21% due 03/26/2014	8,100,000	8,102,316
0.25% due 06/26/2013	300,000	300,023
Federal Home Loan Bank
0.06% due 06/27/2013	6,500,000	6,499,718
0.06% due 07/03/2013	7,500,000	7,499,600
0.07% due 06/11/2013	5,500,000	5,499,893
0.10% due 06/25/2013	3,000,000	2,999,800
0.17% due 12/20/2013	3,620,000	3,619,667
Federal Home Loan Mtg. Corp.
0.09% due 06/17/2013	5,400,000	5,399,784
0.16% due 06/25/2013	4,250,000	4,249,547
0.16% due 11/05/2013	6,000,000	5,995,813
0.17% due 02/24/2014	3,000,000	2,996,203
0.18% due 02/24/2014	2,600,000	2,596,516
Federal Home Loan Mtg. Corp. FRS 0.15% due 06/03/2013	500,000	500,000
Federal National Mtg. Assoc.
0.11% due 07/22/2013	5,500,000	5,499,143
0.16% due 02/03/2014	9,000,000	8,990,120
1.25% due 02/27/2014	5,100,000	5,141,416
Federal National Mtg. Assoc. FRS 0.19% due 08/12/2013	400,000	400,024

Total U.S. Government Agencies
(amortized cost $121,951,093)		121,951,093

U.S. Government Treasuries — 4.7%
United States Treasury Bills
0.01% due 07/25/2013	6,500,000	6,499,897
0.07% due 10/31/2013	2,000,000	1,999,451
0.07% due 11/07/2013	2,000,000	1,999,404
United States Treasury Notes
0.25% due 01/31/2014	1,000,000	1,000,490
0.50% due 11/15/2013	2,800,000	2,803,924
1.00% due 01/15/2014	3,650,000	3,668,714

Total U.S. Government Treasuries
(amortized cost $17,971,880)		17,971,880

Total Short-Term Investment Securities — 96.4%
(amortized cost $364,681,269)		364,681,269

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (amortized cost $11,962,000)	$11,962,000	$11,962,000

TOTAL INVESTMENTS —
(amortized cost $376,643,269)(2)	99.6%	376,643,269
Other assets less liabilities	0.4	1,442,958

NET ASSETS	100.0%	$378,086,227

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of May 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$93,900,149	$—	$93,900,149
Commercial Paper	—	80,943,261	—	80,943,261
U.S. Corporate Bonds & Notes	—	49,914,886	—	49,914,886
U.S. Government Agencies	—	121,951,093	—	121,951,093
U.S. Government Treasuries	—	17,971,880	—	17,971,880
Repurchase Agreement	—	11,962,000	—	11,962,000

Total	$—	$376,643,269	$—	$376,643,269

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Computers	12.6%
Medical — Biomedical/Gene	9.5
Applications Software	9.5
Web Portals/ISP	8.2
Electronic Components — Semiconductors	6.7
E-Commerce/Products	5.4
Enterprise Software/Service	5.0
Registered Investment Companies	4.2
Semiconductor Components — Integrated Circuits	4.0
Cable/Satellite TV	3.7
Networking Products	3.6
Food — Misc./Diversified	2.4
Multimedia	2.2
Repurchase Agreements	1.7
Pharmacy Services	1.7
Retail — Discount	1.7
E-Commerce/Services	1.7
Computers — Memory Devices	1.7
Retail — Restaurants	1.3
Commercial Services — Finance	1.3
Internet Content — Entertainment	1.2
Cellular Telecom	0.8
Semiconductor Equipment	0.8
Medical — Generic Drugs	0.7
Radio	0.6
Distribution/Wholesale	0.6
Electronic Forms	0.6
Medical Instruments	0.6
Computer Services	0.6
Food — Retail	0.5
Auto — Heavy Duty Trucks	0.5
Transport — Services	0.5
Medical Information Systems	0.5
Entertainment Software	0.5
Retail — Bedding	0.4
Internet Security	0.4
Toys	0.4
Retail — Apparel/Shoe	0.4
Casino Hotels	0.4
Telecom Services	0.4
U.S. Government Treasuries	0.3
Retail — Auto Parts	0.3
Data Processing/Management	0.3
Broadcast Services/Program	0.3
Retail — Office Supplies	0.3
Chemicals — Specialty	0.3
Consulting Services	0.3
Web Hosting/Design	0.3
Wireless Equipment	0.3
Hazardous Waste Disposal	0.3
Beverages — Non-alcoholic	0.3
Computer Aided Design	0.2
Medical Products	0.2
Computer Software	0.2
Electronic Components — Misc.	0.2
Internet Infrastructure Software	0.2
Dental Supplies & Equipment	0.2
Retail — Major Department Stores	0.1
Gold Mining	0.1

104.2%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Applications Software — 9.5%
Check Point Software Technologies, Ltd.†#	11,709	$586,387
Citrix Systems, Inc.†	10,658	685,842
Intuit, Inc.#	16,932	989,506
Microsoft Corp.	478,907	16,704,276
Nuance Communications, Inc.†#	18,083	343,577

		19,309,588

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.#	20,209	1,083,202

Beverages - Non-alcoholic — 0.3%
Monster Beverage Corp.†	9,478	517,404

Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†#	8,297	654,301

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	121,340	4,871,801
DIRECTV†	32,768	2,003,108
Liberty Global PLC, Class A†#	8,081	595,570

		7,470,479

Casino Hotels — 0.4%
Wynn Resorts, Ltd.#	5,767	783,678

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	56,309	1,630,146

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.#	6,886	576,083

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	27,731	1,905,674
Paychex, Inc.#	20,795	774,198

		2,679,872

Computer Aided Design — 0.2%
Autodesk, Inc.†	12,784	482,340

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	17,254	1,115,471

Computer Software — 0.2%
Akamai Technologies, Inc.†#	10,147	467,980

Computers — 12.6%
Apple, Inc.	53,690	24,143,319
Dell, Inc.#	99,404	1,327,044

		25,470,363

Computers - Memory Devices — 1.7%
NetApp, Inc.†	20,606	773,343
SanDisk Corp.†	13,827	816,070
Seagate Technology PLC#	20,518	883,915
Western Digital Corp.	13,760	871,283

		3,344,611

Consulting Services — 0.3%
Verisk Analytics, Inc., Class A†	9,613	565,437

Data Processing/Management — 0.3%
Fiserv, Inc.†	7,633	665,292

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.#	8,167	341,054

Distribution/Wholesale — 0.6%
Fastenal Co.#	16,960	884,973
Fossil Group, Inc.	3,393	360,336

		1,245,309

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 5.4%
Amazon.com, Inc.†	25,989	$6,991,820
eBay, Inc.†	74,127	4,010,271

		11,002,091

E-Commerce/Services — 1.7%
Expedia, Inc.	7,009	402,737
Liberty Interactive Corp., Class A†	29,316	658,144
priceline.com, Inc.†	2,851	2,292,005

		3,352,886

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	11,183	390,622

Electronic Components - Semiconductors — 6.7%
Altera Corp.	18,282	606,779
Avago Technologies, Ltd.	14,079	530,919
Broadcom Corp., Class A#	29,616	1,063,510
Intel Corp.	282,785	6,866,020
Microchip Technology, Inc.#	11,170	407,482
Micron Technology, Inc.†	58,420	682,345
NVIDIA Corp.#	35,726	517,670
Texas Instruments, Inc.#	63,166	2,267,028
Xilinx, Inc.#	14,955	607,921

		13,549,674

Electronic Forms — 0.6%
Adobe Systems, Inc.†	28,518	1,223,707

Enterprise Software/Service — 5.0%
BMC Software, Inc.†	8,170	370,060
CA, Inc.#	26,067	711,890
Oracle Corp.#	270,681	9,138,191

		10,220,141

Entertainment Software — 0.5%
Activision Blizzard, Inc.	63,675	918,830

Food - Misc./Diversified — 2.4%
Kraft Foods Group, Inc.	33,878	1,867,694
Mondelez International, Inc., Class A	101,673	2,995,287

		4,862,981

Food - Retail — 0.5%
Whole Foods Market, Inc.#	21,192	1,099,017

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	4,922	540,239

Internet Content - Entertainment — 1.2%
Facebook, Inc., Class A†	96,292	2,344,710

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	4,493	373,863

Internet Security — 0.4%
Symantec Corp.†	39,404	882,256

Medical Information Systems — 0.5%
Cerner Corp.†#	9,846	967,665

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	2,294	1,141,334

Medical Products — 0.2%
Henry Schein, Inc.†#	5,007	482,124

Medical - Biomedical/Gene — 9.5%
Alexion Pharmaceuticals, Inc.†	11,161	1,088,644
Amgen, Inc.	42,791	4,301,779
Biogen Idec, Inc.†	13,511	3,208,728
Celgene Corp.†	23,941	2,960,305

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Gilead Sciences, Inc.†#	87,042	$4,742,048
Life Technologies Corp.†	9,742	721,882
Regeneron Pharmaceuticals, Inc.†#	5,453	1,318,917
Vertex Pharmaceuticals, Inc.†	12,423	997,691

		19,339,994

Medical - Generic Drugs — 0.7%
Mylan, Inc.†#	22,615	689,305
Perrigo Co.#	5,374	622,901

		1,312,206

Gold Mining — 0.1%
Randgold Resources, Ltd. ADR#	2,852	223,540

Multimedia — 2.2%
News Corp., Class A	87,290	2,802,882
Viacom, Inc., Class B	25,374	1,671,893

		4,474,775

Networking Products — 3.6%
Cisco Systems, Inc.	304,853	7,340,860

Pharmacy Services — 1.7%
Catamaran Corp.†#	11,744	578,040
Express Scripts Holding Co.†	46,797	2,907,029

		3,485,069

Radio — 0.6%
Sirius XM Radio, Inc.#	375,007	1,305,024

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	12,714	817,510

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	6,364	693,103

Retail - Bedding — 0.4%
Bed Bath & Beyond, Inc.†#	12,929	882,404

Retail - Discount — 1.7%
Costco Wholesale Corp.	24,907	2,731,551
Dollar Tree, Inc.†	12,990	624,039

		3,355,590

Retail - Major Department Stores — 0.1%
Sears Holdings Corp.†#	6,083	297,033

Retail - Office Supplies — 0.3%
Staples, Inc.#	38,529	577,935

Retail - Restaurants — 1.3%
Starbucks Corp.	42,841	2,701,982

Semiconductor Components - Integrated Circuits — 4.0%
Analog Devices, Inc.	17,495	803,545
Linear Technology Corp.#	13,297	498,637
Maxim Integrated Products, Inc.	16,722	493,132
QUALCOMM, Inc.	98,233	6,235,831

		8,031,145

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	68,612	1,042,902
KLA-Tencor Corp.#	9,499	534,699

		1,577,601

Telecom Services — 0.4%
Virgin Media, Inc.	15,399	764,714

Toys — 0.4%
Mattel, Inc.	19,697	881,441

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.#	9,222	$522,795
Expeditors International of Washington, Inc.#	11,806	460,788

		983,583

Web Hosting/Design — 0.3%
Equinix, Inc.†#	2,790	565,366

Web Portals/ISP — 8.2%
Baidu, Inc. ADR†	15,700	1,517,248
Google, Inc., Class A†	15,294	13,312,051
Yahoo!, Inc.†#	67,620	1,778,406

		16,607,705

Wireless Equipment — 0.3%
SBA Communications Corp., Class A†	7,259	546,385

Total Long-Term Investment Securities
(cost $130,635,466)		198,519,715

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(1)	8,440,220	8,440,220

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.09% due 06/06/13(2)	$700,000	699,992

Total Short-Term Investment Securities
(cost $9,140,212)		9,140,212

REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $3,544,000)	3,544,000	3,544,000

TOTAL INVESTMENTS
(cost $143,319,678)(4)	104.2%	211,203,927
Liabilities in excess of other assets	(4.2)	(8,609,290)

NET ASSETS	100.0%	$202,594,637

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $8,229,681. This was secured by $8,440,220, which was received in cash and subsequently invested in short-term investments currently valued at $8,440,220 as reported in the portfolio of investments. Additional collateral of $78,694 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 08/15/2023	$78,694

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 the cost of investments on a tax basis

ADR—American Depository Receipt

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
70	Long	NASDAQ 100 E-Mini Index	June 2013	$3,956,970	$4,172,350	$215,380

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$19,309,588	$—	$—	$19,309,588
Computers	25,470,363	—	—	25,470,363
E-Commerce/Products	11,002,091	—	—	11,002,091
Electronic Components-Semiconductors	13,549,674	—	—	13,549,674
Enterprise Software/Service	10,220,141	—	—	10,220,141
Medical - Biomedical/Gene	19,339,994	—	—	19,339,994
Web Portals/ISP	16,607,705	—	—	16,607,705
Other Industries*	83,020,159	—	—	83,020,159
Short-Term Investment Securities:
Registered Investment Companies	8,440,220	—	—	8,440,220
U.S. Government Treasuries	—	699,992	—	699,992
Repurchase Agreement	—	3,544,000	—	3,544,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	215,380	—	—	215,380

Total	$207,175,315	$4,243,992	$—	$211,419,307

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements.

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Applications Software	11.6%
Electronic Components — Semiconductors	10.2
Registered Investment Companies	10.0
Web Portals/ISP	9.5
E-Commerce/Products	5.5
Semiconductor Components — Integrated Circuits	5.5
Computers — Memory Devices	5.0
Networking Products	4.6
Computers	4.2
E-Commerce/Services	3.1
Computer Services	2.6
Semiconductor Equipment	2.5
Internet Content — Entertainment	2.4
Finance — Credit Card	2.1
Computer Aided Design	1.9
Commercial Services — Finance	1.9
Enterprise Software/Service	1.9
Electronic Components — Misc.	1.8
Auto-Cars/Light Trucks	1.8
Telecom Equipment — Fiber Optics	1.7
Internet Content — Information/News	1.7
Time Deposits	1.6
Wireless Equipment	1.5
Internet Security	1.3
Computer Software	1.3
Consulting Services	0.9
Electronic Design Automation	0.7
Commercial Services	0.7
Computers — Integrated Systems	0.6
Medical Products	0.6
Entertainment Software	0.6
Telecommunication Equipment	0.6
Internet Infrastructure Software	0.5
Computers — Periphery Equipment	0.5
Appliances	0.5
Virtual Reality Products	0.5
Electronic Measurement Instruments	0.4
Electronic Forms	0.3
Chemicals — Diversified	0.3
Internet Connectivity Services	0.3
Electronic Connectors	0.3
Repurchase Agreements	0.3
Electronic Parts Distribution	0.2
Cellular Telecom	0.2
Data Processing/Management	0.2
Sector Fund — Technology	0.2
Power Converter/Supply Equipment	0.2
Internet Application Software	0.2
Agricultural Chemicals	0.2
Toys	0.2
Advanced Materials	0.1
Electric Products — Misc.	0.1
Computer Data Security	0.1

107.7%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.7%
Advanced Materials — 0.1%
STR Holdings, Inc.†#	274,600	$829,292

Agricultural Chemicals — 0.2%
Monsanto Co.	12,940	1,302,282

Appliances — 0.5%
iRobot Corp.†#	109,200	3,689,868

Applications Software — 11.6%
Check Point Software Technologies, Ltd.†#	116,700	5,844,336
Citrix Systems, Inc.†	90,232	5,806,429
Intuit, Inc.#	26,050	1,522,362
Microsoft Corp.#	1,616,815	56,394,507
Nuance Communications, Inc.†#	44,700	849,300
Red Hat, Inc.†#	173,842	8,384,400
Salesforce.com, Inc.†#	198,935	8,420,919
ServiceNow, Inc.†#	63,200	2,323,232

		89,545,485

Auto - Cars/Light Trucks — 1.8%
Tesla Motors, Inc.†#	137,793	13,470,644
Toyota Motor Corp. ADR	1,139	133,889

		13,604,533

Cellular Telecom — 0.2%
China Unicom Hong Kong, Ltd.(1)	1,238,000	1,698,611

Chemicals - Diversified — 0.3%
Nitto Denko Corp.(1)	40,800	2,435,902

Commercial Services — 0.7%
ExlService Holdings, Inc.†	33,611	985,811
Quanta Services, Inc.†	96,900	2,749,053
RPX Corp.†	89,700	1,375,998

		5,110,862

Commercial Services - Finance — 1.9%
Alliance Data Systems Corp.†#	25,088	4,442,834
Automatic Data Processing, Inc.#	55,450	3,810,524
Mastercard, Inc., Class A	6,685	3,812,121
Vantiv, Inc., Class A†#	32,400	862,164
Western Union Co.#	94,770	1,552,333

		14,479,976

Computer Aided Design — 1.9%
Aspen Technology, Inc.†	152,115	4,657,761
Autodesk, Inc.†	273,225	10,308,779

		14,966,540

Computer Data Security — 0.1%
Fortinet, Inc.†#	20,865	401,860

Computer Graphics — 0.0%
Tableau Software, Inc., Class A†#	1,100	56,210

Computer Services — 2.6%
Accenture PLC, Class A	86,138	7,072,791
Cognizant Technology Solutions Corp., Class A†	48,082	3,108,501
Computer Sciences Corp.	30,265	1,350,122
International Business Machines Corp.	41,324	8,596,219

		20,127,633

Computer Software — 1.3%
Akamai Technologies, Inc.†	212,410	9,796,349

Computers — 4.2%
Advantech Co., Ltd.(1)	250,000	1,224,735
Apple, Inc.	38,326	17,234,436
Asustek Computer, Inc.(1)	353,000	3,872,992
Dell, Inc.	647,000	8,637,450

Security Description	Shares	Value (Note 2)

Computers (continued)
Lenovo Group, Ltd.#(1)	1,137,000	$1,154,837

		32,124,450

Computers - Integrated Systems — 0.6%
Silver Spring Networks, Inc.†#	4,500	93,600
Teradata Corp.†#	84,422	4,706,526

		4,800,126

Computers - Memory Devices — 5.0%
EMC Corp.	293,910	7,277,212
Fusion-io, Inc.†#	105,002	1,519,379
NetApp, Inc.†	72,800	2,732,184
SanDisk Corp.†	177,575	10,480,476
Seagate Technology PLC#	148,375	6,391,995
Western Digital Corp.	166,610	10,549,745

		38,950,991

Computers - Periphery Equipment — 0.5%
Synaptics, Inc.†	91,500	3,775,290

Consulting Services — 0.9%
Genpact, Ltd.	218,032	4,218,919
Huron Consulting Group, Inc.†	66,025	2,951,978

		7,170,897

Data Processing/Management — 0.2%
Fiserv, Inc.†#	18,040	1,572,366

E-Commerce/Products — 5.5%
Amazon.com, Inc.†	98,875	26,600,341
eBay, Inc.†	253,605	13,720,030
Rakuten, Inc.(1)	128,400	1,423,200
Vipshop Holdings, Ltd. ADR†#	28,183	844,645

		42,588,216

E-Commerce/Services — 3.1%
Angie’s List, Inc.†#	120,422	2,825,100
Ctrip.com International, Ltd. ADR†#	57,200	1,781,780
Groupon, Inc.†#	115,336	885,781
Netflix, Inc.†	6,185	1,399,356
priceline.com, Inc.†	21,640	17,397,045
QIWI PLC ADR	6,100	103,090

		24,392,152

Electric Products - Misc. — 0.1%
Silver Springs Networks, Inc.(2)(3)(5)	27,529	543,973

Electronic Components - Misc. — 1.8%
AAC Technologies Holdings, Inc.(1)	303,000	1,728,814
Anritsu Corp.(1)	136,200	1,849,349
Jabil Circuit, Inc.#	163,900	3,287,834
Murata Manufacturing Co., Ltd.(1)	14,800	1,122,566
NEC Corp.(1)	506,000	1,175,698
Omron Corp.(1)	45,500	1,352,433
TPK Holding Co., Ltd.(1)	62,000	1,223,326
Wacom Co., Ltd.(1)	164,000	2,054,509

		13,794,529

Electronic Components - Semiconductors — 10.2%
Altera Corp.#	190,200	6,312,738
Avago Technologies, Ltd.	96,400	3,635,244
Cree, Inc.†#	12,000	748,200
First Solar, Inc.†#	25,300	1,375,814
Freescale Semiconductor, Ltd.†#	177,225	2,821,422
Infineon Technologies AG(1)	196,749	1,670,822
Intel Corp.#	495,000	12,018,600
International Rectifier Corp.†#	39,330	864,473

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
Intersil Corp., Class A#	141,600	$1,161,120
MediaTek, Inc.(1)	499,000	6,154,691
Mellanox Technologies, Ltd.†#	81,200	4,211,844
Micron Technology, Inc.†	813,960	9,507,053
NVIDIA Corp.#	133,200	1,930,068
ON Semiconductor Corp.†#	851,200	7,286,272
Samsung Electronics Co., Ltd.(1)	4,020	5,421,269
Samsung Electronics Co., Ltd. GDR(1)	130	86,844
Silicon Laboratories, Inc.†#	28,500	1,224,360
SK Hynix, Inc.†(1)	78,600	2,207,418
SunEdison, Inc.†	139,300	1,124,151
Texas Instruments, Inc.#	86,165	3,092,462
Xilinx, Inc.#	146,580	5,958,477

		78,813,342

Electronic Connectors — 0.3%
Hirose Electric Co., Ltd.#(1)	17,700	2,285,197

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†#	348,234	5,268,780

Electronic Forms — 0.3%
Adobe Systems, Inc.†	60,310	2,587,902

Electronic Measurement Instruments — 0.4%
Keyence Corp.(1)	5,700	1,746,773
National Instruments Corp.#	17,300	491,320
Trimble Navigation, Ltd.†#	41,790	1,165,941

		3,404,034

Electronic Parts Distribution — 0.2%
WPG Holdings, Ltd.(1)	1,631,000	1,944,318

Enterprise Software/Service — 1.9%
Oracle Corp.#	246,234	8,312,860
Pactera Technology International, Ltd. ADR†#	97,079	648,488
QLIK Technologies, Inc.†	83,370	2,564,461
Workday, Inc., Class A†#	45,530	2,924,392

		14,450,201

Entertainment Software — 0.6%
Activision Blizzard, Inc.#	237,771	3,431,036
Electronic Arts, Inc.†#	48,276	1,109,865

		4,540,901

Finance - Credit Card — 2.1%
Visa, Inc., Class A#	93,541	16,663,394

Internet Application Software — 0.2%
RealNetworks, Inc.†#	181,524	1,317,864

Internet Connectivity Services — 0.3%
M3, Inc.#(1)	1,111	2,400,809

Internet Content - Entertainment — 2.4%
Facebook, Inc., Class A†	419,448	10,213,559
NetEase, Inc. ADR	81,645	5,219,565
Pandora Media, Inc.†#	174,490	2,969,820
Renren, Inc. ADR†	1,156	3,653
Youku Todou, Inc. ADR†#	23,900	488,755
Youku.com, Inc. Class A(2)(3)	16	18

		18,895,370

Internet Content - Information/News — 1.3%
Kakaku.com, Inc.#(1)	116,500	2,808,594
LinkedIn Corp., Class A†	38,170	6,394,620
Yelp, Inc.†	18,810	560,726

		9,763,940

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	51,400	$4,276,994

Internet Security — 0.9%
Qihoo 360 Technology Co., Ltd. ADR†#	82,015	3,593,077
Symantec Corp.	79,755	1,785,715
VeriSign, Inc.†#	29,600	1,392,384

		6,771,176

Medical Products — 0.6%
Hospira, Inc.†#	77,300	2,680,764
Stryker Corp.#	29,000	1,925,310

		4,606,074

Networking Products — 4.6%
Cisco Systems, Inc.	1,374,300	33,093,144
Palo Alto Networks, Inc.†#	50,280	2,439,586

		35,532,730

Power Converter/Supply Equipment — 0.2%
Delta Electronics, Inc.(1)	289,000	1,380,398

Semiconductor Components - Integrated Circuits — 5.5%
Analog Devices, Inc.#	50,625	2,325,206
Atmel Corp.†#	521,200	4,101,844
Cypress Semiconductor Corp.#	40,800	458,592
Marvell Technology Group, Ltd.#	282,220	3,059,265
Maxim Integrated Products, Inc.	101,340	2,988,517
NXP Semiconductor NV†	287,250	8,861,662
QUALCOMM, Inc.	259,572	16,477,631
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,074,000	3,906,636

		42,179,353

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	517,630	7,867,976
ASM Pacific Technology, Ltd.#(1)	102,900	1,231,016
ASML Holding NV#	31,119	2,529,041
KLA - Tencor Corp.	11,820	665,348
Lam Research Corp.†#	123,000	5,753,940
Tokyo Electron, Ltd.(1)	27,800	1,371,638

		19,418,959

Telecom Equipment - Fiber Optics — 1.7%
Ciena Corp.†#	71,540	1,197,580
Finisar Corp.†#	197,500	2,587,250
IPG Photonics Corp.#	75,400	4,471,220
JDS Uniphase Corp.†#	349,200	4,756,104

		13,012,154

Telecommunication Equipment — 0.6%
Alcatel - Lucent ADR†#	200,993	337,668
Juniper Networks, Inc.†#	230,005	4,077,989

		4,415,657

Television — 0.0%
Phoenix New Media, Ltd. ADR†#	41,433	193,078

Toys — 0.2%
Nintendo Co., Ltd.(1)	12,600	1,242,626

Virtual Reality Products — 0.5%
RealD, Inc.†#	240,600	3,630,654

Web Portals/ISP — 9.4%
Baidu, Inc. ADR†	145,700	14,080,448
Dropbox, Inc.†(2)(3)(4)	158,291	1,378,279
Google, Inc., Class A†#	44,406	38,651,426
SINA Corp.†#	53,400	3,081,180
Yahoo Japan Corp.(1)	3,521	1,600,887

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP (continued)
Yahoo!, Inc.†#	438,390	$11,529,657
Yandex NV, Class A†	98,735	2,681,643

		73,003,520

Wireless Equipment — 1.5%
Aruba Networks, Inc.†#	293,540	4,385,488
Motorola Solutions, Inc.	22,775	1,320,039
RF Micro Devices, Inc.†	417,620	2,305,263
Telefonaktiebolaget LM Ericsson ADR	332,650	3,882,025

		11,892,815

Total Common Stock
(cost $633,578,837)		731,650,633

CONVERTIBLE PREFERRED STOCK — 0.9%
E-Commerce/Services — 0.0%
Coupons.com, Inc.(2)(3)(4)	108,436	296,843

Internet Content - Information/News — 0.4%
Twitter, Inc. Series E(2)(3)(4)	184,162	3,016,574

Internet Security — 0.4%
Fireeye Inc. 10.0%(2)(3)(4)	249,937	3,169,201

Web Portals/ISP — 0.1%
Dropbox,Inc. Series A†(2)(3)(4)	12,378	106,152
Dropbox,Inc. Class A-1†(2)(3)(4)	119,521	919,324

		1,025,476

Total Convertible Preferred Stock
(cost $4,788,851)		7,508,094

EXCHANGE-TRADED FUNDS — 0.2%
Sector Fund - Technology — 0.2%
Technology Select Sector SPDR Fund# (cost $1,637,380)	54,900	1,738,134

Total Long-Term Investment Securities
(cost $640,005,068)		740,896,861

SHORT-TERM INVESTMENT SECURITIES — 11.6%
Registered Investment Companies — 10.0%
State Street Navigator Securities Lending Prime Portfolio(6)	61,969,205	61,969,205
T. Rowe Price Reserve Investment Fund	15,297,535	15,297,535

		77,266,740

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$12,618,000	12,618,000

Total Short-Term Investment Securities
(cost $89,884,740)		89,884,740

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $2,128,001 and collateralized by $2,175,000 of United States Treasury Notes, bearing interest at 0.25%, due 08/15/2015 and having an approximate value of $2,175,000 (cost $2,128,000)	2,128,000	2,128,000

TOTAL INVESTMENTS
(cost $732,017,808)(7)	107.7%	832,909,601
Liabilities in excess of other assets	(7.7)	(60,295,864)

NET ASSETS —	100.0%	$772,613,737

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $59,776,910 representing 7.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the Science & Technology Fund held the following restricted securities:

Name	Acqui sition Date	Shares	Acqui sition Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc.
Convertible Preferred Stock	06/01/ 2011	54,218	$595,677
	08/18/ 2011	54,218	—

		108,436	595,677	$296,843	$2.74	0.04%

Dropbox, Inc.
Common Stock	05/01/ 2012	158,291	1,432,800	1,378,279	8.71	0.18%
Dropbox, Inc.
Class A-1
Convertible Preferred Stock	05/01/ 2012	60,803	550,212
	05/29/ 2012	58,718	531,345

		119,521	1,081,557	919,324	7.69	0.12%

Dropbox, Inc.
Series A
Convertible Preferred Stock	05/01/ 2012	12,378	112,010	106,152	8.58	0.01%
Fireeye, Inc.
Convertible Preferred Stock	12/27/ 2012	249,937	2,631,687	3,169,201	12.68	0.41%
Silver Spring Networks, Inc.
Common Stock	12/11/ 2009	27,529	468,000	543,973	19.76	0.07%
Twitter, Inc.
Series E
Convertible
Preferred Stock	09/24/ 2009	23,021	367,920
	01/11/ 2011	46,040	—
	08/22/ 2011	115,101	—

		184,162	367,920	3,016,574	16.38	0.39%

Youku.Com, Inc.
Class A
Common Stock	07/11/ 2011	16	—	18	1.13	0.00%

				$9,430,364		1.22%

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

(3)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $9,430,364 representing 1.2% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Fair value security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(6)	At May 31, 2013, the Fund had loaned securities with a total value of $60,774,820.
This was secured by collateral of $61,969,205, which was received in cash and subsequently invested in short-term investments currently valued at $61,969,205 as reported in the portfolio of investments. Additionally collateral of $799,923 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 08/15/2042	$799,562
Federal National Mtg. Association	3.0% to 4.0%	12/01/2026 to 02/25/2040	361

(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Applications Software	$89,545,485	$—	$—	$89,545,485
Cellular Telecom	—	1,698,611	—	1,698,611
Chemicals - Diversified	—	2,435,902	—	2,435,902
Computers	25,871,886	6,252,564	—	32,124,450
Computers - Memory Devices	38,950,991	—	—	38,950,991
E-Commerce/Products	41,165,016	1,423,200	—	42,588,216
Electric Products - Misc.	—	543,973	—	543,973
Electronic Components - Misc.	3,287,834	10,506,695	—	13,794,529
Electronic Components - Semiconductors	63,272,298	15,541,044	—	78,813,342
Electronic Connectors	—	2,285,197	—	2,285,197
Electronic Measurement Instruments	1,657,261	1,746,773	—	3,404,034
Electronic Parts Distribution	—	1,944,318	—	1,944,318
Internet Connectivity Services	—	2,400,809	—	2,400,809
Internet Content - Entertainment	18,895,352	18	—	18,895,370
Internet Content - Information/News	6,955,346	2,808,594	—	9,763,940
Power Converter/Supply Equipment	—	1,380,398	—	1,380,398
Semiconductor Components - Integrated Circuits	38,272,717	3,906,636	—	42,179,353
Semiconductor Equipment	16,816,305	2,602,654	—	19,418,959
Toys	—	1,242,626	—	1,242,626
Web Portals/ISP	70,024,354	1,600,887	1,378,279	73,003,520
Other Industries*	255,236,610	—	—	255,236,610
Convertible Preferred Stock	—	—	7,508,094	7,508,094
Exchange-Traded Funds	1,738,134	—	—	1,738,134
Short-Term Investment Securities:
Registered Investment Companies	77,266,740	—	—	77,266,740
Time Deposits	—	12,618,000	—	12,618,000
Repurchase Agreement	—	2,128,000	—	2,128,000

Total	$748,956,329	$75,066,899	$8,886,373	$832,909,601

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $21,392,779 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2012	$1,432,391	$5,242,575
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	724,496
Change in unrealized depreciation(1)	(54,112)	(466,925)
Net Purchases	—	2,633,587
Net Sales	—	(625,639)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 5/31/2013	$1,378,279	$7,508,094

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2013 includes:

Common Stock	Convertible Preferred Stock
$(54,112)	$140,571

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/13	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$1,378,279	Market Comparable and	Enterprise Value/Revenue Multiple*	7.6x - 16.6x (12.1x)
		Income Approach	Weighted Average Cost of Capital	18.0%
			Perpetual Growth Rate*	3.0%
			Transaction Price*	$9.05
			Discount for Lack of Marketability	10% -15% (11.7%)
Convertible Preferred Stock	$296,843	Income Approach	Revenue Growth Rate:*
			Short Term	21.5%
			Intermediate Term	7.5%
			Terminal Growth	2.5%
			Long-Term Pretax Operating Margin*	45.0%
			Discount for Lack of Marketability	25.0%

	$3,016,574	Market Comparable	Implied Enterprise Value from a Market Transaction*	$9 Billion

	$3,169,201	Market Comparable	Enterprise Value/Revenue Multiple*	3.78x
			Discount for Lack of Marketability	10.0%

	$106,152	Market Comparable and	Enterprise Value/Revenue Multiple*	16.6x
		Income Approach	Weighted Average Cost of Capital	18.0%
			Perpetual Growth Rate*	3.0%
			Transaction Price*	$9.05
			Discount for Lack of Marketability	10%- 15% (12.5%)

	$919,324	Market Comparable	Transaction Price*	$9.05
			Discount for Lack of Marketability	15%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	9.3%
Medical — Biomedical/Gene	6.6
Medical — Drugs	5.8
Oil Companies — Exploration & Production	3.8
Machinery — General Industrial	3.5
Enterprise Software/Service	3.5
Retail — Apparel/Shoe	3.1
Medical Instruments	2.9
Transport — Truck	2.8
Applications Software	2.7
Human Resources	2.6
Insurance — Property/Casualty	2.4
Advanced Materials	2.1
Repurchase Agreements	2.1
Schools	2.1
Medical Products	2.0
Cosmetics & Toiletries	2.0
Building & Construction Products — Misc.	1.9
Electronic Components — Misc.	1.9
Auto/Truck Parts & Equipment — Replacement	1.9
Aerospace/Defense	1.8
Commercial Services — Finance	1.8
Electronic Components — Semiconductors	1.7
Finance — Consumer Loans	1.6
Aerospace/Defense — Equipment	1.6
Office Furnishings — Original	1.6
Distribution/Wholesale	1.6
Food — Misc./Diversified	1.5
Retail — Sporting Goods	1.5
Investment Management/Advisor Services	1.5
Finance — Other Services	1.4
Internet Security	1.4
E-Marketing/Info	1.4
B2B/E-Commerce	1.3
E-Commerce/Products	1.3
Chemicals — Specialty	1.3
Consulting Services	1.3
Consumer Products — Misc.	1.2
Retail — Building Products	1.2
Medical — Hospitals	1.2
Medical Labs & Testing Services	1.2
Diversified Manufacturing Operations	1.2
Banks — Commercial	1.1
Retail — Vitamins & Nutrition Supplements	1.1
Internet Telephone	1.1
Computer Aided Design	1.0
Oil Field Machinery & Equipment	1.0
Industrial Audio & Video Products	1.0
Instruments — Scientific	0.9
Oil & Gas Drilling	0.8
Food — Dairy Products	0.8
Casino Services	0.8
Seismic Data Collection	0.7
Vitamins & Nutrition Products	0.6
Wireless Equipment	0.6
Telecom Services	0.6
Retail — Restaurants	0.5

109.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.8%
Advanced Materials — 2.1%
Hexcel Corp.†	50,463	$1,754,599

Aerospace/Defense — 1.8%
Teledyne Technologies, Inc.†#	18,600	1,436,292

Aerospace/Defense - Equipment — 1.6%
HEICO Corp., Class A	35,476	1,312,612

Applications Software — 2.7%
Infoblox, Inc.†#	51,810	1,260,537
InterXion Holding NV†	33,880	930,006

		2,190,543

Auto/Truck Parts & Equipment - Replacement — 1.9%
Dorman Products, Inc.	34,200	1,522,926

B2B/E-Commerce — 1.3%
SPS Commerce, Inc.†#	20,430	1,102,607

Banks - Commercial — 1.1%
Signature Bank†#	12,169	939,203

Building & Construction Products - Misc. — 1.9%
Drew Industries, Inc.	17,500	661,500
Trex Co., Inc.†#	16,039	891,287

		1,552,787

Casino Services — 0.8%
Multimedia Games Holding Co., Inc.†	25,800	660,222

Chemicals - Specialty — 1.3%
Quaker Chemical Corp.	16,500	1,069,035

Commercial Services - Finance — 1.8%
Heartland Payment Systems, Inc.#	44,770	1,435,326

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	27,672	847,317

Consulting Services — 1.3%
Huron Consulting Group, Inc.†#	23,800	1,064,098

Consumer Products - Misc. — 1.2%
Tumi Holdings, Inc.†#	41,960	1,017,530

Cosmetics & Toiletries — 2.0%
Elizabeth Arden, Inc.†#	34,480	1,624,008

Distribution/Wholesale — 1.6%
Beacon Roofing Supply, Inc.†#	30,820	1,270,400

Diversified Manufacturing Operations — 1.2%
AZZ, Inc.	23,600	978,928

E-Commerce/Products — 1.3%
Shutterfly, Inc.†	21,959	1,070,282

E-Marketing/Info — 1.4%
ExactTarget, Inc.†	48,360	1,112,764

Electronic Components - Misc. — 1.9%
InvenSense, Inc.†#	118,500	1,526,280

Electronic Components - Semiconductors — 1.7%
Microsemi Corp.†	62,095	1,361,743

Enterprise Software/Service — 3.5%
Proofpoint, Inc.†	63,490	1,282,498
QLIK Technologies, Inc.†	19,000	584,440
Ultimate Software Group, Inc.†#	9,038	1,005,929

		2,872,867

Finance - Consumer Loans — 1.6%
Portfolio Recovery Associates, Inc.†	8,861	1,349,265

Security Description	Shares	Value (Note 2)

Finance - Other Services — 1.4%
MarketAxess Holdings, Inc.	17,904	$776,318
WageWorks, Inc.†	13,200	382,404

		1,158,722

Food - Dairy Products — 0.8%
WhiteWave Foods Co., Class A†#	39,200	683,648

Food - Misc./Diversified — 1.5%
Hain Celestial Group, Inc.†#	18,953	1,262,649

Human Resources — 2.6%
AMN Healthcare Services, Inc.†	76,237	1,020,813
Team Health Holdings, Inc.†	28,823	1,126,115

		2,146,928

Industrial Audio & Video Products — 1.0%
Imax Corp.†#	30,800	798,028

Instruments - Scientific — 0.9%
FEI Co.	10,790	776,988

Insurance - Property/Casualty — 2.4%
Amtrust Financial Services, Inc.#	59,946	1,980,016

Internet Security — 1.4%
Sourcefire, Inc.†	20,600	1,152,776

Internet Telephone — 1.1%
BroadSoft, Inc.†#	31,364	869,410

Investment Management/Advisor Services — 1.5%
Financial Engines, Inc.#	15,565	671,163
WisdomTree Investments, Inc.†	42,500	528,700

		1,199,863

Machinery - General Industrial — 3.5%
Altra Holdings, Inc.	36,100	1,040,041
DXP Enterprises, Inc.†	16,600	980,562
Middleby Corp.†	5,380	879,576

		2,900,179

Medical Instruments — 2.9%
Abaxis, Inc.#	14,200	624,942
DexCom, Inc.†#	49,575	1,032,647
Spectranetics Corp.†	37,300	697,510

		2,355,099

Medical Labs & Testing Services — 1.2%
ICON PLC†	28,600	982,124

Medical Products — 2.0%
Cyberonics, Inc.†	15,032	717,177
Globus Medical, Inc., Class A†#	65,000	949,000

		1,666,177

Medical - Biomedical/Gene — 6.6%
Aegerion Pharmaceuticals, Inc.†#	17,675	1,287,270
Cubist Pharmaceuticals, Inc.†#	19,000	1,044,050
Medicines Co.†#	29,226	941,369
NPS Pharmaceuticals, Inc.†#	79,618	1,253,984
Seattle Genetics, Inc.†#	25,830	886,486

		5,413,159

Medical - Drugs — 5.8%
Amicus Therapeutics, Inc.†#	168,920	562,504
Chimerix, Inc.†	25,600	550,400
Hyperion Therapeutics, Inc.†	4,900	98,343
Infinity Pharmaceuticals, Inc.†	10,900	293,755
Jazz Pharmaceuticals PLC†	18,060	1,227,538
Orexigen Therapeutics, Inc.†#	92,900	588,057

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Pacira Pharmaceuticals, Inc.†#	32,900	$963,970
Receptos, Inc.†	30,400	482,448

		4,767,015

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†#	29,700	991,683

Office Furnishings - Original — 1.6%
Steelcase, Inc., Class A	92,300	1,277,432

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†#	13,100	687,881

Oil Companies - Exploration & Production — 3.8%
Bonanza Creek Energy, Inc.†	16,800	624,120
Diamondback Energy, Inc.†#	9,900	334,323
Oasis Petroleum, Inc.†#	21,620	803,399
Rosetta Resources, Inc.†#	29,850	1,398,771

		3,160,613

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†#	9,200	832,140

Retail - Apparel/Shoe — 3.1%
DSW, Inc., Class A	20,580	1,522,714
Francesca’s Holdings Corp.†#	37,000	1,056,350

		2,579,064

Retail - Building Products — 1.2%
Tile Shop Hldgs, Inc.†	39,700	1,016,320

Retail - Restaurants — 0.5%
Bloomin’ Brands, Inc.†	18,900	439,614

Retail - Sporting Goods — 1.5%
Cabela’s, Inc.†	18,380	1,232,563

Retail - Vitamins & Nutrition Supplements — 1.1%
Vitamin Shoppe, Inc.†	21,385	935,380

Schools — 2.1%
Bright Horizons Family Solutions, Inc.†	10,800	389,340
Grand Canyon Education, Inc.†#	41,010	1,317,241

		1,706,581

Seismic Data Collection — 0.7%
Geospace Technologies Corp.†	6,920	601,071

Telecom Services — 0.6%
RigNet, Inc.†#	19,658	490,270

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 2.8%
Old Dominion Freight Line, Inc.†#	23,031	$991,715
Roadrunner Transportation Systems, Inc.†	47,689	1,320,985

		2,312,700

Vitamins & Nutrition Products — 0.6%
Natural Grocers by Vitamin Cottage, Inc.†#	17,880	506,898

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	33,389	498,832

Total Long-Term Investment Securities
(cost $64,268,081)		80,453,457

SHORT-TERM INVESTMENT SECURITIES — 9.3%
Registered Investment Companies — 9.3%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,620,733)	7,620,733	7,620,733

REPURCHASE AGREEMENT — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/01/2013 in the amount of $1,740,001 and collateralized by $1,685,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2015 and having approximate value of $1,775,569 (cost $1,740,000)	$1,740,000	1,740,000

TOTAL INVESTMENTS
(cost $73,628,814)(2)	109.2%	89,814,190
Liabilities in excess of other assets	(9.2)	(7,591,723)

NET ASSETS —	100.0%	$82,222,467

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $7,450,301. This was secured by $7,620,733, which was received in cash and subsequently invested in short-term investments currently valued at $7,620,733 as reported in the portfolio of investments. Additional collateral of $77,634 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.25% to 3.75%	01/31/2014 to 01/15/2025	$77,634

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Biomedical/Gene	$5,413,159	$—	$—	$5,413,159
Medical - Drugs	4,767,015	—	—	4,767,015
Other Industries*	70,273,283	—	—	70,273,283
Short-Term Investment Securities:
Registered Investment Companies	7,620,733	—	—	7,620,733
Repurchase Agreement	—	1,740,000	—	1,740,000

Total	$88,074,190	$1,740,000	$—	$89,814,190

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	15.6%
Banks — Commercial	7.1
Real Estate Investment Trusts	4.0
Oil — Field Services	3.7
Medical — Biomedical/Gene	3.3
Oil Companies — Exploration & Production	2.7
Medical Products	2.7
Electronic Components — Semiconductors	2.7
Retail — Restaurants	2.2
Insurance — Property/Casualty	2.0
Auto/Truck Parts & Equipment — Original	2.0
Retail — Apparel/Shoe	1.7
Medical — Hospitals	1.7
Computers — Integrated Systems	1.6
Transport — Truck	1.6
Finance — Investment Banker/Broker	1.6
Chemicals — Diversified	1.5
Medical — Drugs	1.5
Enterprise Software/Service	1.4
Investment Management/Advisor Services	1.4
Building & Construction Products — Misc.	1.1
Commercial Services	1.1
Wire & Cable Products	1.0
Distribution/Wholesale	1.0
Chemicals — Plastics	1.0
Computer Software	1.0
E-Marketing/Info	0.9
Non-Hazardous Waste Disposal	0.9
Miscellaneous Manufacturing	0.9
Semiconductor Components — Integrated Circuits	0.9
Metal Processors & Fabrication	0.9
Steel Pipe & Tube	0.9
Instruments — Controls	0.8
Oil Field Machinery & Equipment	0.8
Gas — Distribution	0.8
Building Products — Cement	0.8
Building — Residential/Commercial	0.8
Electronic Design Automation	0.8
Containers — Paper/Plastic	0.8
Office Furnishings — Original	0.8
Telecommunication Equipment	0.8
Savings & Loans/Thrifts	0.8
Retail — Home Furnishings	0.8
Paper & Related Products	0.8
Food — Canned	0.8
Insurance — Multi-line	0.8
Aerospace/Defense — Equipment	0.7
Electronic Components — Misc.	0.7
Consulting Services	0.7
Batteries/Battery Systems	0.7
Insurance Brokers	0.7
Electric — Integrated	0.7
Telecom Equipment — Fiber Optics	0.7
Advertising Agencies	0.7
Diversified Manufacturing Operations	0.7
Semiconductor Equipment	0.7
Home Furnishings	0.7
Medical — Outpatient/Home Medical	0.7
Building — Mobile Home/Manufactured Housing	0.7
Applications Software	0.6
Real Estate Management/Services	0.6
Retail — Vitamins & Nutrition Supplements	0.6
Time Deposits	0.6
Retail — Automobile	0.6
Quarrying	0.6
Engineering/R&D Services	0.6
Physicians Practice Management	0.5
Aerospace/Defense	0.5
Transport — Services	0.5

Food — Wholesale/Distribution	0.5
Banks — Fiduciary	0.5
Casino Services	0.5
Leisure Products	0.5
Machinery — General Industrial	0.5
Electronic Measurement Instruments	0.4
Instruments — Scientific	0.4
Lighting Products & Systems	0.4
Therapeutics	0.4
Telecom Services	0.3
Building Products — Air & Heating	0.3
Financial Guarantee Insurance	0.3
Wireless Equipment	0.3
Retail — Sporting Goods	0.3
Auto Repair Centers	0.3
Food — Misc./Diversified	0.2
Coal	0.2
Lasers — System/Components	0.2
Advanced Materials	0.2
Medical — HMO	0.2
Retail — Discount	0.2
Medical Instruments	0.2
E-Commerce/Services	0.2
Consumer Products — Misc.	0.2
Environmental Monitoring & Detection	0.2
Seismic Data Collection	0.2
Food — Retail	0.2
Multimedia	0.2
Human Resources	0.2
Energy — Alternate Sources	0.2
Machinery — Pumps	0.2
Computer Services	0.2
Data Processing/Management	0.2
Power Converter/Supply Equipment	0.2
Airlines	0.2
Rental Auto/Equipment	0.2
Decision Support Software	0.2
Apparel Manufacturers	0.2
Internet Content — Information/News	0.2
Electric Products — Misc.	0.2
Printing — Commercial	0.1
Garden Products	0.1
Internet Security	0.1
Diagnostic Kits	0.1
Independent Power Producers	0.1
Transactional Software	0.1
Computers — Periphery Equipment	0.1
Gold Mining	0.1
Real Estate Operations & Development	0.1
Investment Companies	0.1
Internet Infrastructure Software	0.1
Internet Application Software	0.1
Gambling (Non-Hotel)	0.1
Medical Sterilization Products	0.1
Professional Sports	0.1
Retail — Misc./Diversified	0.1
Steel — Producers	0.1
Pharmacy Services	0.1
Publishing — Books	0.1
Computers — Memory Devices	0.1
Food — Baking	0.1
Telephone — Integrated	0.1
Retail — Leisure Products	0.1
Chemicals — Specialty	0.1
Publishing — Newspapers	0.1
Finance — Leasing Companies	0.1
Electronic Security Devices	0.1
Diversified Minerals	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Vitamins & Nutrition Products	0.1
Internet Content — Entertainment	0.1
Computer Data Security	0.1
Research & Development	0.1
Diversified Operations	0.1
E-Services/Consulting	0.1
Casino Hotels	0.1
Industrial Automated/Robotic	0.1
Heart Monitors	0.1
Television	0.1
Textile — Products	0.1
Audio/Video Products	0.1
Virtual Reality Products	0.1
Building — Heavy Construction	0.1
Industrial Audio & Video Products	0.1
Schools	0.1
Retail — Regional Department Stores	0.1
Metal — Diversified	0.1

115.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	25,700	$240,552
Hexcel Corp.†	12,900	448,533
STR Holdings, Inc.†#	24,600	74,292

		763,377

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.	172,214	2,448,883

Advertising Services — 0.0%
Marchex, Inc., Class B	26,400	153,120

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	54,564	1,095,099
Teledyne Technologies, Inc.†	9,800	756,756

		1,851,855

Aerospace/Defense - Equipment — 0.7%
Ducommun, Inc.†	6,400	124,352
LMI Aerospace, Inc.†	6,100	115,778
Moog, Inc., Class A†	6,200	310,434
Triumph Group, Inc.	26,389	2,049,106

		2,599,670

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.#	4,700	88,266

Agricultural Operations — 0.0%
Cadiz, Inc.†	14,400	84,672
MGP Ingredients, Inc.	13,100	70,085

		154,757

Airlines — 0.2%
Allegiant Travel Co.	6,100	564,311

Apparel Manufacturers — 0.2%
Quiksilver, Inc.†#	67,500	531,225

Applications Software — 0.6%
Actuate Corp.†	129,674	875,299
Bsquare Corp.†	13,900	39,893
Callidus Software, Inc.†	19,500	117,195
EPIQ Systems, Inc.	5,600	67,928
Model N, Inc.†#	2,400	48,480
PDF Solutions, Inc.†	11,300	207,129
Progress Software Corp.†	13,750	323,263
RealPage, Inc.†#	12,100	230,384
Tangoe, Inc.†#	19,100	284,781

		2,194,352

Audio/Video Products — 0.1%
VOXX International Corp.†	19,000	211,280

Auto Repair Centers — 0.3%
Monro Muffler Brake, Inc.#	13,925	654,753
TravelCenters of America LLC†	24,000	267,120

		921,873

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†#	1,200	117,312

Auto/Truck Parts & Equipment - Original — 2.0%
Accuride Corp.†	40,000	204,800
Dana Holding Corp.	104,852	1,983,800
Miller Industries, Inc.	10,000	163,700
SORL Auto Parts, Inc.†	15,300	39,933
Spartan Motors, Inc.	21,600	130,680
Strattec Security Corp.	7,600	289,180
Titan International, Inc.#	83,298	1,943,342
TRW Automotive Holdings Corp.†	33,806	2,141,610

		6,897,045

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	6,700	$52,662

Banks - Commercial — 7.1%
1st United Bancorp, Inc.	14,300	91,520
American National Bankshares, Inc.	5,900	127,971
American River Bankshares†	19,500	162,045
BancorpSouth, Inc.#	3,000	51,480
Berkshire Bancorp, Inc.	6,500	52,650
Bridge Capital Holdings†	7,200	109,368
Capital Bank Financial Corp., Class A†	18,100	323,990
Capital City Bank Group, Inc.†	9,600	109,344
Citizens Holding Co.	4,500	86,895
CNB Financial Corp.	8,500	140,760
CVB Financial Corp.#	165,781	1,901,508
East West Bancorp, Inc.	95,921	2,526,559
Enterprise Bancorp, Inc.	6,821	112,888
Enterprise Financial Services Corp.	10,000	152,700
Farmers Capital Bank Corp.†	7,900	169,376
First Bancorp, Inc.	7,165	114,210
First Horizon National Corp.#	45,900	526,932
FNB Corp.#	142,704	1,641,096
Glacier Bancorp, Inc.#	23,771	462,108
Heritage Commerce Corp.†	13,500	91,125
Heritage Financial Corp.	8,300	114,623
LNB Bancorp, Inc.	16,300	154,361
Merchants Bancshares, Inc.	4,600	130,502
Metro Bancorp, Inc.†	10,500	202,755
MetroCorp Bancshares, Inc.	8,000	78,240
MidWestOne Financial Group, Inc.	5,400	127,980
Northrim BanCorp, Inc.	7,100	158,117
Ohio Valley Banc Corp.	6,400	130,880
Pacific Continental Corp.	13,000	145,600
Park Sterling Corp.†	25,200	147,420
Peoples Bancorp, Inc./OH	6,300	126,252
Pinnacle Financial Partners, Inc.†	5,500	138,050
Preferred Bank†	3,320	53,684
Prosperity Bancshares, Inc.#	9,600	480,864
Sierra Bancorp	9,400	128,874
Signature Bank†#	10,100	779,518
Southwest Bancorp, Inc.†	13,500	180,360
Suffolk Bancorp†	9,100	137,046
Susquehanna Bancshares, Inc.	193,939	2,329,207
Synovus Financial Corp.	112,829	309,152
TCF Financial Corp.#	17,200	247,680
Texas Capital Bancshares, Inc.†	51,638	2,280,334
United Security Bancshares†	19,924	85,275
Valley National Bancorp.#	23,572	219,691
Washington Banking Co.	8,500	115,940
Washington Trust Bancorp, Inc.	7,100	197,948
Webster Financial Corp.#	79,077	1,846,448
West Bancorporation, Inc.	14,344	166,104
Westamerica Bancorporation#	7,400	333,222
Western Alliance Bancorp†	25,900	380,730
Wintrust Financial Corp.#	47,949	1,809,595
Zions Bancorporation#	74,399	2,086,892

		24,777,869

Banks - Fiduciary — 0.5%
Boston Private Financial Holdings, Inc.	179,362	1,766,716

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†#	5,100	96,747

Batteries/Battery Systems — 0.7%
EnerSys, Inc.	51,393	2,560,913

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	21,600	$36,072

Brewery — 0.0%
Craft Brew Alliance, Inc.†	18,800	142,504

Building & Construction Products - Misc. — 1.1%
Gibraltar Industries, Inc.†#	5,550	90,076
Louisiana-Pacific Corp.†	34,400	604,408
Quanex Building Products Corp.	18,700	346,137
Simpson Manufacturing Co., Inc.	4,400	128,788
Trex Co., Inc.†#	49,193	2,733,655

		3,903,064

Building & Construction - Misc. — 0.0%
Aegion Corp.†#	4,900	111,867

Building Products - Air & Heating — 0.3%
AAON, Inc.#	5,300	176,172
American DG Energy, Inc.†	20,300	32,683
Comfort Systems USA, Inc.#	3,000	41,460
Lennox International, Inc.#	13,300	851,067

		1,101,382

Building Products - Cement — 0.8%
Eagle Materials, Inc.#	35,852	2,644,085
Martin Marietta Materials, Inc.#	2,100	228,963

		2,873,048

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	18,400	149,960

Building - Heavy Construction — 0.1%
Orion Marine Group, Inc.†	16,100	193,361

Building - Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.#	54,045	2,308,262

Building - Residential/Commercial — 0.8%
Meritage Homes Corp.†	56,881	2,693,884
Standard Pacific Corp.†#	18,100	160,185

		2,854,069

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	15,000	231,150

Casino Services — 0.5%
Bally Technologies, Inc.†#	30,091	1,713,682

Chemicals - Diversified — 1.5%
Codexis, Inc.†	45,000	103,500
FMC Corp.#	34,489	2,162,805
Innophos Holdings, Inc.	36,758	1,859,220
Rockwood Holdings, Inc.	16,000	1,066,560

		5,192,085

Chemicals - Plastics — 1.0%
Landec Corp.†	18,600	261,144
PolyOne Corp.	123,252	3,166,344

		3,427,488

Chemicals - Specialty — 0.1%
KMG Chemicals, Inc.	7,800	173,238
Oil-Dri Corp. of America	4,900	133,427

		306,665

Circuit Boards — 0.0%
UQM Technologies, Inc.†	57,300	48,705

Security Description	Shares	Value (Note 2)

Coal — 0.2%
Cloud Peak Energy, Inc.†#	21,100	$405,120
James River Coal Co.†	43,200	111,888
Walter Energy, Inc.#	2,600	44,356
Westmoreland Coal Co.†#	19,700	236,400

		797,764

Commercial Services — 1.1%
Collectors Universe	7,200	93,888
HMS Holdings Corp.†#	19,300	480,570
Intersections, Inc.	12,500	115,375
Mac-Gray Corp.	10,700	150,335
Providence Service Corp.†	7,700	202,972
Quanta Services, Inc.†	7,617	216,094
RPX Corp.†	1,700	26,078
Team, Inc.†	66,857	2,411,532

		3,696,844

Commercial Services - Finance — 0.0%
Global Payments, Inc.#	1,200	57,552
Green Dot Corp., Class A†#	1,300	23,361
Xoom Corp.†#	3,100	57,691

		138,604

Communications Software — 0.0%
Digi International, Inc.†	13,300	127,547

Computer Data Security — 0.1%
Fortinet, Inc.†#	6,000	115,560
Qualys, Inc.†#	9,300	130,200

		245,760

Computer Services — 0.2%
Carbonite, Inc.†	15,000	158,550
Dynamics Research Corp.†	10,000	50,000
FleetMatics Group PLC†#	9,400	279,650
LivePerson, Inc.†#	10,900	100,716

		588,916

Computer Software — 1.0%
SS&C Technologies Holdings, Inc.†	106,304	3,362,396

Computers - Integrated Systems — 1.6%
3D Systems Corp.†#	19,200	931,584
Agilysys, Inc.†	13,000	148,980
Cray, Inc.†	85,476	1,556,518
Jack Henry & Associates, Inc.	63,744	2,991,506
Radisys Corp.†	15,700	78,500
Silver Spring Networks, Inc.†#	1,100	22,880

		5,729,968

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,100	127,206
Dot Hill Systems Corp.†	87,300	170,235
Netlist, Inc.†	37,900	23,498

		320,939

Computers - Periphery Equipment — 0.1%
Synaptics, Inc.†	10,200	420,852

Consulting Services — 0.7%
Forrester Research, Inc.	4,900	177,527
Hackett Group, Inc.	27,900	140,616
Information Services Group, Inc.†	42,400	83,104
MAXIMUS, Inc.	28,732	2,144,269
PDI, Inc.†	9,800	42,630

		2,588,146

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Consumer Products - Misc. — 0.2%
AT Cross Co., Class A†	13,000	$182,000
Kid Brands, Inc.†	18,000	28,800
Tumi Holdings, Inc.†	19,300	468,025

		678,825

Containers - Paper/Plastic — 0.8%
Graphic Packaging Holding Co.†	359,801	2,766,870

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	11,734

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	4,900	343,000
Innodata, Inc.†	25,000	79,000
Official Payments Holdings, Inc.†	23,100	148,995

		570,995

Decision Support Software — 0.2%
Interactive Intelligence Group, Inc.†	10,700	537,140

Diagnostic Equipment — 0.0%
CardioNet, Inc.†	44,400	123,876

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	21,800	471,098

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†(1)	35,600	61,961

Direct Marketing — 0.0%
ValueVision Media, Inc., Class A†	18,400	92,920

Disposable Medical Products — 0.0%
Rochester Medical Corp.†	10,900	155,107

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†#	69,326	2,857,618
Core-Mark Holding Co., Inc.	1,900	112,461
Pool Corp.#	10,211	525,356

		3,495,435

Diversified Manufacturing Operations — 0.7%
AZZ, Inc.	10,800	447,984
Chase Corp.	7,100	140,225
Colfax Corp.†#	1,900	94,810
EnPro Industries, Inc.†#	10,800	543,996
Fabrinet†	12,000	174,360
Harsco Corp.	11,200	261,856
Koppers Holdings, Inc.	11,200	461,104
Lydall, Inc.†	7,000	101,220
Standex International Corp.	3,600	187,812

		2,413,367

Diversified Minerals — 0.1%
AMCOL International Corp.#	8,300	265,351

Diversified Operations — 0.1%
Horizon Pharma, Inc.†	27,700	65,649
Resource America, Inc., Class A	17,400	167,214

		232,863

E-Commerce/Products — 0.0%
1-800-FLOWERS.COM, Inc., Class A†	20,600	125,454

E-Commerce/Services — 0.2%
Angie’s List, Inc.†#	11,900	279,174
OpenTable, Inc.†#	4,800	320,160
Zillow, Inc., Class A†#	1,000	56,140

		655,474

Security Description	Shares	Value (Note 2)

E-Marketing/Info — 0.9%
Active Network, Inc.†#	12,000	$80,280
Marketo, Inc.†#	4,100	97,047
ValueClick, Inc.†#	116,840	3,077,566

		3,254,893

E-Services/Consulting — 0.1%
Sapient Corp.†#	18,000	231,840

Electric Products - Misc. — 0.1%
Graham Corp.	5,800	162,400
Silver Springs Networks, Inc.(2)(4)(8)	6,647	131,345

		293,745

Electric - Integrated — 0.7%
Cleco Corp.	3,400	154,734
El Paso Electric Co.	10,700	382,953
Empire District Electric Co.	5,900	128,207
NorthWestern Corp.	4,600	189,336
OGE Energy Corp.	8,900	604,043
PNM Resources, Inc.	25,600	573,952
UNS Energy Corp.	10,400	487,552

		2,520,777

Electronic Components - Misc. — 0.7%
CTS Corp.	4,500	54,090
Gentex Corp.#	6,500	148,655
Pulse Electronics Corp.†	3,040	10,032
Sanmina Corp.†	165,940	2,253,465
Vishay Precision Group, Inc.†	8,800	127,248

		2,593,490

Electronic Components - Semiconductors — 2.7%
AXT, Inc.†	29,500	83,780
Cavium, Inc.†#	11,600	380,016
Diodes, Inc.†	23,750	560,500
Fairchild Semiconductor International, Inc.†#	148,914	2,160,742
GSI Technology, Inc.†	19,800	110,880
GT Advanced Technologies, Inc.†#	24,200	107,690
Intersil Corp., Class A	5,900	48,380
Kopin Corp.†#	17,100	60,705
Lattice Semiconductor Corp.†	287,443	1,480,332
Mellanox Technologies, Ltd.†#	4,200	217,854
Mindspeed Technologies, Inc.†	2,902	9,432
PLX Technology, Inc.†	18,300	82,716
PMC—Sierra, Inc.†#	71,300	428,513
Rubicon Technology, Inc.†	11,000	93,170
Semtech Corp.†	81,036	2,961,055
Silicon Laboratories, Inc.†	8,800	378,048
Supertex, Inc.	5,600	124,040

		9,287,853

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†#	182,879	2,766,959

Electronic Measurement Instruments — 0.4%
Analogic Corp.	3,800	302,062
CyberOptics Corp.†	18,900	118,125
ESCO Technologies, Inc.	12,400	398,288
Measurement Specialties, Inc.†#	2,300	102,235
National Instruments Corp.#	12,700	360,680
Orbotech, Ltd.†	8,300	97,027

		1,378,417

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	4,500	270,180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	9,700	$135,121

Energy - Alternate Sources — 0.2%
Ascent Solar Technologies, Inc.†	33,000	25,674
Green Plains Renewable Energy, Inc.†	15,500	245,985
Ocean Power Technologies, Inc.†	17,900	27,924
REX American Resources Corp.†	4,600	128,432
Saratoga Resources, Inc.†	17,300	39,271
Solazyme, Inc.†#	10,800	133,056

		600,342

Engineering/R&D Services — 0.6%
Foster Wheeler AG†	78,647	1,810,454
VSE Corp.	3,700	125,504

		1,935,958

Enterprise Software/Service — 1.4%
American Software, Inc., Class A	11,600	98,600
Concur Technologies, Inc.†#	5,900	476,307
Guidewire Software, Inc.†#	8,600	352,256
Informatica Corp.†	59,532	2,164,583
MicroStrategy, Inc., Class A†#	13,662	1,249,800
Proofpoint, Inc.†	6,100	123,220
PROS Holdings, Inc.†	10,900	315,337

		4,780,103

Environmental Monitoring & Detection — 0.2%
Mine Safety Appliances Co.	12,600	628,992

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	2,200	119,328

Finance - Consumer Loans — 0.0%
Asta Funding, Inc.	13,200	121,308

Finance - Investment Banker/Broker — 1.6%
Diamond Hill Investment Group, Inc.	1,700	139,043
E*TRADE Financial Corp.†#	253,110	2,943,669
Evercore Partners, Inc., Class A	50,311	1,998,353
FBR & Co.†	9,750	235,950
JMP Group, Inc.	16,300	111,655
Piper Jaffray Cos.†	4,200	149,982
SWS Group, Inc.†	21,300	127,587

		5,706,239

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	98,820
Marlin Business Services Corp.	7,500	175,350

		274,170

Finance - Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,000	81,780
PennyMac Financial Services, Inc.†#	2,200	47,960

		129,740

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	27,677	626,054
MGIC Investment Corp.†	14,800	91,464
Radian Group, Inc.#	28,400	365,508

		1,083,026

Food - Baking — 0.1%
Flowers Foods, Inc.#	9,600	320,352

Food - Canned — 0.8%
Seneca Foods Corp., Class B†	200	5,838
TreeHouse Foods, Inc.†	40,117	2,626,861

		2,632,699

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.2%
Annie’s, Inc.†	4,000	$155,640
Inventure Foods, Inc.†	17,900	134,608
John B. Sanfilippo & Son, Inc.	12,100	234,377
Pinnacle Foods, Inc.	8,600	211,216
Senomyx, Inc.†#	47,700	98,739

		834,580

Food - Retail — 0.2%
Fresh Market, Inc.†#	12,500	619,250

Food - Wholesale/Distribution — 0.5%
Nash Finch Co.	6,300	136,899
United Natural Foods, Inc.†	31,879	1,687,037

		1,823,936

Footwear & Related Apparel — 0.0%
R.G. Barry Corp.	9,700	139,001

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	43,334	74,101
Isle of Capri Casinos, Inc.†	23,400	180,648
Lakes Entertainment, Inc.†	30,400	110,960

		365,709

Garden Products — 0.1%
Toro Co.	10,500	500,430

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.#	1,700	90,015
Delta Natural Gas Co., Inc.	3,800	82,574
Southwest Gas Corp.	11,200	530,320
UGI Corp.#	57,337	2,189,700

		2,892,609

Gold Mining — 0.1%
Franco-Nevada Corp.	8,900	371,366
Vista Gold Corp.†	24,300	35,721

		407,087

Healthcare Safety Devices — 0.0%
Alpha PRO Tech, Ltd.†	30,000	48,600

Heart Monitors — 0.1%
HeartWare International, Inc.†	2,500	228,175

Home Furnishings — 0.7%
Ethan Allen Interiors, Inc.#	2,700	84,699
Hooker Furniture Corp.	9,100	159,250
La-Z-Boy, Inc.	116,126	2,144,847

		2,388,796

Hotel/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	127,490

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	107,680

Human Resources — 0.2%
Cross Country Healthcare, Inc.†	20,000	104,200
CTPartners Executive Search, Inc.†#	3,400	14,110
Hudson Global, Inc.†	23,600	54,516
Kforce, Inc.	19,700	293,333
Korn/Ferry International†	8,000	140,000

		606,159

Independent Power Producers — 0.1%
Dynegy, Inc.†#	1,800	43,866
NRG Energy, Inc.	16,228	414,139
Synthesis Energy Systems, Inc.†	4,300	3,655

		461,660

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	$56,280
Iteris, Inc.†	76,210	128,033

		184,313

Industrial Automated/Robotic — 0.1%
Adept Technology, Inc.†	23,000	86,020
Hurco Cos., Inc.†	5,000	143,500

		229,520

Instruments - Controls — 0.8%
Watts Water Technologies, Inc., Class A	57,905	2,756,278
Woodward, Inc.	4,500	176,175

		2,932,453

Instruments - Scientific — 0.4%
FEI Co.	18,438	1,327,720

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.#	54,666	2,387,811
Brown & Brown, Inc.	4,900	158,123

		2,545,934

Insurance - Life/Health — 0.0%
Independence Holding Co.	10,460	117,257

Insurance - Multi-line — 0.8%
American Financial Group, Inc.	46,047	2,236,042
Fortegra Financial Corp.†#	23,300	170,323
Kemper Corp.	6,600	225,324

		2,631,689

Insurance - Property/Casualty — 2.0%
Enstar Group, Ltd.†	1,300	164,151
Hallmark Financial Services, Inc.†	13,000	118,170
HCC Insurance Holdings, Inc.	11,800	505,630
Infinity Property & Casualty Corp.	12,200	704,550
Markel Corp.†	4,548	2,378,104
RLI Corp.#	4,700	352,876
Selective Insurance Group, Inc.#	23,600	560,028
State Auto Financial Corp.	6,250	114,125
Universal Insurance Holdings, Inc.	28,300	188,761
WR Berkley Corp.#	48,605	1,991,347

		7,077,742

Internet Application Software — 0.1%
Lionbridge Technologies, Inc.†	36,800	108,928
Splunk, Inc.†#	5,600	261,856

		370,784

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	155,396

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†#	15,000	255,300

Internet Content - Information/News — 0.2%
Bankrate, Inc.†	20,000	286,200
Reis, Inc.†	8,000	148,720
TheStreet, Inc.	48,200	95,436

		530,356

Internet Infrastructure Software — 0.1%
support.com, Inc.†	31,500	150,570
TeleCommunication Systems, Inc., Class A†	28,000	65,800
Unwired Planet, Inc.†	75,400	155,324

		371,694

Security Description	Shares	Value (Note 2)

Internet Security — 0.1%
iPass, Inc.†	49,900	$84,830
Sourcefire, Inc.†#	4,000	223,840
Zix Corp.†	41,500	165,585

		474,255

Investment Companies — 0.1%
Gladstone Capital Corp.	12,000	100,920
KCAP Financial, Inc.	16,700	183,867
NGP Capital Resources Co.	13,000	88,400

		373,187

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†#	13,586	2,228,104
Artisan Partners Asset Management, Inc.†#	12,819	599,032
Cohen & Steers, Inc.#	10,000	377,400
Financial Engines, Inc.#	16,900	728,728
Manning & Napier, Inc.	8,400	167,076
National Financial Partners Corp.†	6,400	161,344
Pzena Investment Management, Inc., Class A#	3,700	25,086
Waddell & Reed Financial, Inc., Class A	9,500	437,380

		4,724,150

Lasers - System/Components — 0.2%
Electro Scientific Industries, Inc.	37,619	426,976
Newport Corp.†	9,000	118,440
Rofin-Sinar Technologies, Inc.†	8,800	235,488

		780,904

Leisure Products — 0.5%
Brunswick Corp.#	40,700	1,366,299
Johnson Outdoors, Inc., Class A†	3,400	84,150
Marine Products Corp.	23,100	170,247

		1,620,696

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.#	17,200	1,291,204

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	2,000	96,620

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	11,000	140,250

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	1,700	60,979

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	11,700	371,358
Flow International Corp.†	35,000	138,950
Gardner Denver, Inc.	9,600	724,800
IDEX Corp.	1,100	60,555
Manitowoc Co., Inc.	13,500	283,635

		1,579,298

Machinery - Pumps — 0.2%
Graco, Inc.	9,300	599,385

Medical Instruments — 0.2%
Bruker Corp.†#	16,900	279,357
Cardiovascular Systems, Inc.†	6,100	125,355
CryoLife, Inc.	17,000	105,230
Edwards Lifesciences Corp.†#	1,200	79,752
Vascular Solutions, Inc.†	7,500	113,775

		703,469

Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	18,900	61,047

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 2.7%
Accuray, Inc.†#	1,037	$5,569
Baxano Surgical, Inc.†	40,300	83,018
Cardica, Inc.†	33,400	43,086
Chindex International, Inc.†	7,100	115,020
Cooper Cos., Inc.	4,900	553,749
Haemonetics Corp.†#	48,183	1,988,994
Span-America Medical Systems, Inc.	3,100	60,078
Teleflex, Inc.#	23,918	1,873,497
Tornier NV†	7,000	110,670
West Pharmaceutical Services, Inc.	28,044	1,922,416
Wright Medical Group, Inc.†	105,948	2,651,878

		9,407,975

Medical Sterilization Products — 0.1%
STERIS Corp.	7,900	358,186

Medical - Biomedical/Gene — 3.3%
AMAG Pharmaceuticals, Inc.†	4,700	86,950
Bio-Rad Laboratories, Inc., Class A†	15,360	1,746,125
Biota Pharmaceuticals, Inc.	4,250	15,385
Charles River Laboratories International, Inc.†	42,982	1,861,550
Cubist Pharmaceuticals, Inc.†#	48,972	2,691,011
Enzo Biochem, Inc.†	33,500	78,390
Exelixis, Inc.†#	24,400	118,096
Geron Corp.†	77,000	83,930
GTx, Inc.†	37,700	222,807
Harvard Bioscience, Inc.†	30,000	152,400
Immunomedics, Inc.†	38,800	151,708
Incyte Corp., Ltd.†#	31,300	693,921
Maxygen, Inc.	18,100	42,897
Medicines Co.†#	77,594	2,499,303
Nanosphere, Inc.†	35,000	146,650
Pacific Biosciences of California, Inc.†	55,100	146,015
Regeneron Pharmaceuticals, Inc.†#	900	217,683
Repligen Corp.†	17,000	140,760
Rigel Pharmaceuticals, Inc.†#	12,300	56,826
Seattle Genetics, Inc.†#	5,900	202,488
XOMA Corp.†	46,000	193,200

		11,548,095

Medical - Drugs — 1.5%
Acadia Pharmaceuticals, Inc.†	12,300	173,061
AcelRx Pharmaceuticals, Inc.†	14,800	131,868
Achillion Pharmaceuticals, Inc.†	7,600	63,384
Alimera Sciences, Inc.†	25,025	108,609
Alkermes PLC†	15,300	478,125
Auxilium Pharmaceuticals, Inc.†	65,371	975,335
BioSpecifics Technologies Corp.†	5,200	82,628
Cumberland Pharmaceuticals, Inc.†	12,800	62,080
Cytori Therapeutics, Inc.†	17,000	41,820
Durect Corp.†	40,619	34,112
Endo Health Solutions, Inc.†#	48,051	1,744,251
Idenix Pharmaceuticals, Inc.†#	18,800	89,112
Optimer Pharmaceuticals, Inc.†#	5,100	75,888
Pacira Pharmaceuticals, Inc.†#	15,800	462,940
Pain Therapeutics, Inc.	40,000	106,800
Pozen, Inc.†	15,600	82,680
SIGA Technologies, Inc.†	19,900	74,227
Vanda Pharmaceuticals, Inc.†	16,600	151,558
XenoPort, Inc.†#	20,300	111,650
Zalicus, Inc.†	101,600	63,754

		5,113,882

Security Description	Shares	Value (Note 2)

Medical - HMO — 0.2%
Centene Corp.†	6,100	$301,950
WellCare Health Plans, Inc.†	8,800	458,832

		760,782

Medical - Hospitals — 1.7%
Acadia Healthcare Co., Inc.†#	11,600	387,324
LifePoint Hospitals, Inc.†	55,094	2,739,824
Universal Health Services, Inc., Class B#	35,291	2,440,020
Vanguard Health Systems, Inc.†	21,100	281,052

		5,848,220

Medical - Outpatient/Home Medical — 0.7%
Amsurg Corp.†	65,471	2,326,185

Metal Processors & Fabrication — 0.9%
Ampco-Pittsburgh Corp.	6,500	119,340
Dynamic Materials Corp.	8,100	130,410
Haynes International, Inc.	37,414	1,831,041
NN, Inc.	14,900	137,974
RBC Bearings, Inc.†	9,800	479,808
Rexnord Corp.†#	9,800	195,412
Sun Hydraulics Corp.#	7,500	243,375

		3,137,360

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR#	10,600	177,868

Miscellaneous Manufacturing — 0.9%
John Bean Technologies Corp.	11,500	248,400
Trimas Corp.†	92,327	2,977,546

		3,225,946

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	36,000	93,600

Multimedia — 0.2%
Entravision Communications Corp., Class A	58,800	272,244
Media General, Inc., Class A†	13,200	108,900
Meredith Corp.#	5,700	233,586

		614,730

Networking Products — 0.0%
NeoPhotonics Corp.†	22,000	141,460

Non-Hazardous Waste Disposal — 0.9%
Casella Waste Systems, Inc., Class A†	32,900	131,929
Waste Connections, Inc.#	77,066	3,101,136

		3,233,065

Office Furnishings-Original — 0.8%
Interface, Inc.	144,788	2,432,438
Knoll, Inc.#	19,400	303,804

		2,736,242

Oil Companies - Exploration & Production — 2.7%
Approach Resources, Inc.†#	5,000	125,950
Bill Barrett Corp.†#	20,700	467,199
Callon Petroleum Co.†	13,100	48,732
Clayton Williams Energy, Inc.†	5,200	226,876
Contango Oil & Gas Co.	7,700	269,346
Diamondback Energy, Inc.†#	3,000	101,310
Double Eagle Petroleum Co.†	11,000	45,320
Emerald Oil, Inc.†	21,500	131,365
Energen Corp.#	31,842	1,725,518
Evolution Petroleum Corp.†	10,600	112,466
FieldPoint Petroleum Corp.†	31,900	129,514

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Forest Oil Corp.†#	10,200	$46,410
GeoMet, Inc.†#	14,300	2,574
Goodrich Petroleum Corp.†#	16,200	203,472
Lone Pine Resources, Inc.†#	6,247	4,171
Matador Resources Co.†	20,500	204,590
Miller Energy Resources, Inc.†	23,400	94,302
Oasis Petroleum, Inc.†#	24,800	921,568
PostRock Energy Corp.†	24,600	33,456
Rosetta Resources, Inc.†#	40,530	1,899,236
Swift Energy Co.†#	15,100	204,756
Ultra Petroleum Corp.†#	111,073	2,530,243
Warren Resources, Inc.†	34,500	101,085

		9,629,459

Oil Field Machinery & Equipment — 0.8%
Bolt Technology Corp.	12,800	208,640
Dresser-Rand Group, Inc.†#	33,094	2,005,496
Forum Energy Technologies, Inc.†#	7,900	234,551
Gulf Island Fabrication, Inc.	9,600	198,048
Mitcham Industries, Inc.†	6,900	107,709
Natural Gas Services Group, Inc.†	7,400	166,352

		2,920,796

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	214	13,405

Oil - Field Services — 3.7%
C&J Energy Services, Inc.†#	12,200	226,920
Cal Dive International, Inc.†	66,800	138,276
Forbes Energy Services, Ltd.†	17,200	57,964
Helix Energy Solutions Group, Inc.†	98,690	2,354,743
Key Energy Services, Inc.†#	21,800	141,264
MRC Global, Inc.†	72,014	2,044,478
Oceaneering International, Inc.#	35,759	2,591,812
Oil States International, Inc.†	23,546	2,319,281
SEACOR Holdings, Inc.	9,300	714,147
Superior Energy Services, Inc.†	4,677	124,782
Targa Resources Corp.	34,578	2,227,515

		12,941,182

Optical Recognition Equipment — 0.0%
Digimarc Corp.	3,100	71,331

Paper & Related Products — 0.8%
Schweitzer-Mauduit International, Inc.#	51,949	2,496,669
Xerium Technologies, Inc.†	15,000	148,050

		2,644,719

Patient Monitoring Equipment — 0.0%
Masimo Corp.	500	10,825

Pharmacy Services — 0.1%
Catamaran Corp.†#	6,868	338,043

Physicians Practice Management — 0.5%
Healthways, Inc.†#	5,700	76,665
IPC The Hospitalist Co., Inc.†#	37,068	1,807,436

		1,884,101

Pollution Control — 0.0%
CECO Environmental Corp.	12,700	153,289

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	13,000	239,200
Power-One, Inc.†	24,800	156,984
PowerSecure International, Inc.†	12,700	171,196

		567,380

Security Description	Shares	Value (Note 2)

Printing - Commercial — 0.1%
ARC Document Solutions, Inc.†	17,300	$66,086
Consolidated Graphics, Inc.†	2,500	116,650
Multi-Color Corp.#	10,950	321,820

		504,556

Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	6,000	351,180

Publishing - Books — 0.1%
Courier Corp.	7,700	104,335
Scholastic Corp.	7,249	219,210

		323,545

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	124,814
Dolan Co.†	21,200	31,588
Lee Enterprises, Inc.†	86,500	147,050

		303,452

Quarrying — 0.6%
Compass Minerals International, Inc.#	22,937	2,001,483

Radio — 0.0%
Emmis Communications Corp., Class A†	40,500	67,230
Salem Communications Corp., Class A	10,000	74,600

		141,830

Real Estate Investment Trusts — 4.0%
Acadia Realty Trust	7,200	186,624
CBL & Associates Properties, Inc.	26,500	609,235
Chesapeake Lodging Trust	17,100	385,605
Colony Financial, Inc.	6,400	141,760
Cousins Properties, Inc.	19,635	202,633
DCT Industrial Trust, Inc.#	279,200	2,060,496
DiamondRock Hospitality Co.#	58,608	557,362
Douglas Emmett, Inc.#	77,800	1,983,122
EastGroup Properties, Inc.#	10,400	611,208
Equity One, Inc.	15,000	349,950
First Potomac Realty Trust	10,900	149,112
Kilroy Realty Corp.#	7,700	407,407
LaSalle Hotel Properties#	87,240	2,303,136
Lexington Realty Trust	185,800	2,339,222
Mid-America Apartment Communities, Inc.#	14,500	985,565
Pebblebrook Hotel Trust	5,100	133,824
PS Business Parks, Inc.	4,400	335,764
Starwood Property Trust, Inc.#	5,000	126,850

		13,868,875

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	23,411	2,149,832

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	3,800	134,102
AV Homes, Inc.†	11,400	150,936
Consolidated-Tomoka Land Co.	3,100	113,150

		398,188

Recycling — 0.0%
Metalico, Inc.†	31,700	45,648

Rental Auto/Equipment — 0.2%
Electro Rent Corp.#	6,300	107,163
H&E Equipment Services, Inc.	19,300	431,934

		539,097

Research & Development — 0.1%
Albany Molecular Research, Inc.†	21,500	236,500

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Apparel/Shoe — 1.7%
American Eagle Outfitters, Inc.	9,900	$195,921
ANN, Inc.†	21,150	648,882
bebe stores, Inc.#	191,418	1,045,142
Chico’s FAS, Inc.	19,800	357,588
Christopher & Banks Corp.†	29,300	211,253
dELiA*s, Inc.†	39,400	37,430
Destination XL Group, Inc.†	39,600	196,416
Express, Inc.†	22,200	483,960
Francesca’s Holdings Corp.†	13,100	374,005
Pacific Sunwear of California, Inc.†	72,200	237,538
PVH Corp.	16,815	1,936,920
rue21, Inc.†	6,600	277,134
Vera Bradley, Inc.†#	1,100	25,850

		6,028,039

Retail - Appliances — 0.0%
hhgregg, Inc.†#	5,400	84,186

Retail - Automobile — 0.6%
Penske Automotive Group, Inc.	64,601	2,074,338

Retail - Convenience Store — 0.0%
Pantry, Inc.†	7,400	92,574

Retail - Discount — 0.2%
Citi Trends, Inc.†	7,300	96,652
HSN, Inc.	10,800	614,412

		711,064

Retail - Home Furnishings — 0.8%
Kirkland’s, Inc.†	9,700	145,112
Pier 1 Imports, Inc.#	108,229	2,509,831

		2,654,943

Retail - Jewelry — 0.0%
Zale Corp.†	17,900	138,188

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	19,100	219,459
West Marine, Inc.†	7,632	88,379

		307,838

Retail - Misc./Diversified — 0.1%
Five Below, Inc.#	7,200	275,328
Gaiam, Inc.† Class A	17,400	70,470

		345,798

Retail - Regional Department Stores — 0.1%
Stage Stores, Inc.#	7,900	181,779

Retail - Restaurants — 2.2%
BJ’s Restaurants, Inc.†#	11,700	439,218
Bloomin’ Brands, Inc.†	21,100	490,786
Brinker International, Inc.#	11,400	446,994
Carrols Restaurant Group, Inc.†	15,000	85,500
Cheesecake Factory, Inc.#	10,200	407,184
DineEquity, Inc.#	27,285	1,975,161
Famous Dave’s Of America, Inc.†	10,500	126,105
Frisch’s Restaurants, Inc.	1,864	31,185
Jack in the Box, Inc.†	22,200	810,078
Jamba, Inc.	2,600	7,774
Papa John’s International, Inc.†	33,460	2,155,828
Red Robin Gourmet Burgers, Inc.†#	7,800	409,578
Sonic Corp.†#	29,162	382,897

		7,768,288

Security Description	Shares	Value (Note 2)

Retail - Sporting Goods — 0.3%
Hibbett Sports, Inc.†#	8,600	$490,458
Zumiez, Inc.†	16,300	518,666

		1,009,124

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	16,500	107,580

Retail - Vitamins & Nutrition Supplements — 0.6%
GNC Holdings, Inc., Class A#	47,286	2,129,289

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	123,120

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†#	2,000	110,480

Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	26,600	151,620
BankFinancial Corp.	12,568	100,293
BankUnited, Inc.	15,700	385,906
Capitol Federal Financial, Inc.#	40,040	475,275
ESSA Bancorp, Inc.	9,000	98,460
First Defiance Financial Corp.	5,800	127,368
First Pactrust Bancorp, Inc.	10,000	131,700
Fox Chase Bancorp, Inc.	5,000	82,850
Hampden Bancorp, Inc.	7,500	112,725
Home Bancorp, Inc.†	6,600	115,632
Louisiana Bancorp, Inc.†	5,700	95,304
Meta Financial Group, Inc.	715	19,233
Naugatuck Valley Financial Corp.	9,500	70,110
Pacific Premier Bancorp, Inc.†	12,600	148,806
Territorial Bancorp, Inc.	4,000	92,560
United Community Financial Corp.†	26,500	108,385
United Financial Bancorp, Inc.	8,687	132,650
Waterstone Financial, Inc.†	15,100	119,894
Westfield Financial, Inc.	16,000	120,320

		2,689,091

Schools — 0.1%
Learning Tree International, Inc.†	14,700	44,247
Lincoln Educational Services Corp.	20,000	137,800

		182,047

Seismic Data Collection — 0.2%
Dawson Geophysical Co.†	5,100	183,141
Global Geophysical Services, Inc.†	30,000	107,100
ION Geophysical Corp.†#	25,700	164,223
TGC Industries, Inc.	20,066	169,152

		623,616

Semiconductor Components - Integrated Circuits — 0.9%
Hittite Microwave Corp.†#	33,715	1,830,050
Pericom Semiconductor Corp.†	14,100	98,841
Power Integrations, Inc.	22,727	970,216
Sigma Designs, Inc.†	23,500	107,865
TriQuint Semiconductor, Inc.†#	22,400	157,696

		3,164,668

Semiconductor Equipment — 0.7%
Amtech Systems, Inc.†	6,100	32,025
Mattson Technology, Inc.†	34,500	67,965
Ultra Clean Holdings, Inc.†	14,700	85,407
Veeco Instruments, Inc.†#	52,233	2,214,157

		2,399,554

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel Pipe & Tube — 0.9%
Furmanite Corp.†	23,700	$156,420
Valmont Industries, Inc.	19,333	2,944,996

		3,101,416

Steel - Producers — 0.1%
AK Steel Holding Corp.#	16,900	58,643
Schnitzer Steel Industries, Inc., Class A#	11,600	286,520

		345,163

Telecom Equipment - Fiber Optics — 0.7%
Finisar Corp.†#	32,374	424,099
JDS Uniphase Corp.†#	136,511	1,859,280
KVH Industries, Inc.†	14,357	189,369

		2,472,748

Telecom Services — 0.3%
Allot Communications, Ltd.†#	8,600	106,210
Alteva, Inc.	8,100	77,112
Aviat Networks, Inc.†	46,800	124,020
Hawaiian Telcom Holdco, Inc.†	5,000	128,850
Premiere Global Services, Inc.†	19,400	233,770
tw telecom, Inc.†#	16,800	479,304
UniTek Global Services, Inc.†	700	1,330

		1,150,596

Telecommunication Equipment — 0.8%
ADTRAN, Inc.#	26,100	603,432
ARRIS Group, Inc.†	128,346	1,941,875
Aware, Inc.	14,500	79,025
Westell Technologies, Inc.† Class A	41,700	91,323

		2,715,655

Telephone - Integrated — 0.1%
HickoryTech Corp.	9,800	102,704
IDT Corp., Class B	11,900	206,941

		309,645

Television — 0.1%
Gray Television, Inc.†	37,100	220,745

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	86,528

Textile - Products — 0.1%
Culp, Inc.	12,300	212,175

Therapeutics — 0.4%
Anika Therapeutics, Inc.†	8,000	118,080
AVANIR Pharmaceuticals, Inc., Class A†#	45,800	152,056
BioMarin Pharmaceutical, Inc.†	6,900	432,630
Isis Pharmaceuticals, Inc.†	9,500	205,675
Onyx Pharmaceuticals, Inc.†#	2,400	229,080
Theragenics Corp.†	12,015	24,390
Theravance, Inc.†#	2,500	87,600

		1,249,511

Transactional Software — 0.1%
Bottomline Technologies de, Inc.†#	15,300	422,739

Transport - Services — 0.5%
Horizon North Logistics, Inc.	12,000	77,897
Matson, Inc.	1,400	35,238
Pacer International, Inc.†	30,000	183,300
UTi Worldwide, Inc.#	97,409	1,541,985

		1,838,420

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 1.6%
Arkansas Best Corp.	14,000	$267,260
Celadon Group, Inc.	12,300	239,973
Covenant Transportation Group, Inc., Class A†	14,200	80,088
Heartland Express, Inc.#	665	9,543
Knight Transportation, Inc.#	28,075	481,205
Landstar System, Inc.#	37,301	1,969,120
Old Dominion Freight Line, Inc.†	62,095	2,673,811

		5,721,000

Virtual Reality Products — 0.1%
RealD, Inc.†#	13,400	202,206

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.	8,200	162,032
Omega Protein Corp.†	9,000	98,280

		260,312

Water — 0.0%
York Water Co.	7,000	133,560

Wire & Cable Products — 1.0%
Belden, Inc.#	51,185	2,735,838
Coleman Cable, Inc.	12,600	234,360
Encore Wire Corp.	3,800	131,518
General Cable Corp.	15,000	530,400

		3,632,116

Wireless Equipment — 0.3%
Aruba Networks, Inc.†#	24,200	361,548
Globecomm Systems, Inc.†	7,300	93,513
ID Systems, Inc.†	22,000	112,420
RF Micro Devices, Inc.†#	19,700	108,744
SBA Communications Corp., Class A†	700	52,689
Telular Corp.	12,000	150,480
Tessco Technologies, Inc.	5,900	134,874

		1,014,268

Total Common Stock
(cost $257,127,858)		346,650,818

CONVERTIBLE PREFERRED STOCK — 0.1%
Computers - Integrated Systems — 0.0%
Apptio Inc. Series D(2)(3)(8)	5,641	128,020

E-Commerce/Services — 0.0%
Coupons.com, Inc.(2)(3)(8)	16,166	44,254

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. Series A 8.00%(5)	3,707	29,693

Total Convertible Preferred Stock
(cost $216,971)		201,967

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
FieldPoint Petroleum Corp. Expires 03/23/2018 (Strike price $4.00) (cost $19,492)	31,900	21,692

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/2015 (cost $36,000)	$36,000	82,148

Total Long-Term Investment Securities
(cost $257,400,321)		346,956,625

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 16.2%
Registered Investment Companies — 15.6%
State Street Navigator Securities Lending Prime Portfolio(7)	53,345,727	$53,345,727
T. Rowe Price Reserve Investment Fund	1,429,171	1,429,171

		54,774,898

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$2,084,000	2,084,000

Total Short-Term Investment Securities
(cost $56,858,898)		56,858,898

TOTAL INVESTMENTS
(cost $314,259,219)(6)	115.1%	403,815,523
Liabilities in excess of other assets	(15.1)	(52,970,384)

NET ASSETS	100.0%	$350,845,139

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $61,961 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Apptio, Inc Series D Convertible Preferred Stock	03/09/12	5,641	$101,069	$128,020	$22.69	0.04%
Coupons.com, Inc. Convertible Preferred Stock	06/01/11	8,083	88,806
	08/18/11	8,083	—

		16,166	$88,806	$44,254	$2.74	0.01%

Silver Spring Networks, Inc
Common Stock	12/11/09	6,647	113,000	131,345	19.76	0.04%

				$303,619		0.09%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2013.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At May 31, 2013, the Fund had loaned securities with a total value of $51,669,193. This was secured by collateral of $53,345,727, which was received in cash and subsequently invested in short-term investments currently valued at $53,345,727 as reported in the portfolio of investments. Additional collateral of $233,179 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 08/15/2042	$233,179

(8)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $303,619 representing 0.1% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks - Commercial	$24,777,869	$—	$—	$24,777,869
Diamonds/Precious Stones	—	61,961	—	61,961
Electric Products - Misc.	—	293,745	—	293,745
Other Industries*	321,517,243	—	—	321,517,243
Convertible Preferred Stock:
Oil Companies - Exploration & Production	29,693	—	—	29,693
Other Industries*	—	—	172,274	172,274
Warrants	21,692	—	—	21,692
Convertible Bonds & Notes	—	82,148	—	82,148
Short-Term Investment Securities:
Registered Investment Companies	54,774,898	—	—	54,774,898
Time Deposits	—	2,084,000	—	2,084,000

Total	$401,121,395	$2,521,854	$172,274	$403,815,523

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	11.3%
Real Estate Investment Trusts	8.3
Banks — Commercial	6.1
Oil Companies — Exploration & Production	2.5
Medical — Biomedical/Gene	2.4
U.S. Government Treasuries	1.9
Medical — Drugs	1.8
Electric — Integrated	1.8
Retail — Restaurants	1.8
Electronic Components — Semiconductors	1.7
Retail — Apparel/Shoe	1.6
Commercial Services	1.4
Enterprise Software/Service	1.1
Diversified Manufacturing Operations	1.1
Insurance — Property/Casualty	1.1
Therapeutics	1.1
Medical Products	1.0
Distribution/Wholesale	1.0
Savings & Loans/Thrifts	1.0
Semiconductor Equipment	1.0
Repurchase Agreements	1.0
Oil — Field Services	1.0
Gas — Distribution	1.0
Investment Companies	0.9
Medical Instruments	0.9
Airlines	0.9
Chemicals — Specialty	0.9
Consulting Services	0.9
Machinery — General Industrial	0.8
Food — Misc./Diversified	0.8
Auto/Truck Parts & Equipment — Original	0.8
Transport — Truck	0.8
Computer Services	0.8
Aerospace/Defense — Equipment	0.8
Finance — Consumer Loans	0.7
Applications Software	0.7
Building — Residential/Commercial	0.7
Chemicals — Diversified	0.7
Building & Construction Products — Misc.	0.7
Paper & Related Products	0.7
Metal Processors & Fabrication	0.7
Oil Field Machinery & Equipment	0.7
Wireless Equipment	0.6
Finance — Investment Banker/Broker	0.6
Footwear & Related Apparel	0.6
Telecommunication Equipment	0.6
Commercial Services — Finance	0.6
Semiconductor Components — Integrated Circuits	0.6
Human Resources	0.6
Medical — HMO	0.6
Data Processing/Management	0.6
Electronic Components — Misc.	0.6
Computers — Integrated Systems	0.5
Networking Products	0.5
Investment Management/Advisor Services	0.5
Insurance — Life/Health	0.5
Rental Auto/Equipment	0.5
Retail — Automobile	0.5
Consumer Products — Misc.	0.5
Aerospace/Defense	0.5
Printing — Commercial	0.5
Office Furnishings — Original	0.4
Resorts/Theme Parks	0.4
Medical Information Systems	0.4
Building Products — Cement	0.4
Apparel Manufacturers	0.4
Retail — Sporting Goods	0.4
Schools	0.4
Computer Software	0.4

Insurance — Reinsurance	0.4
Transport — Marine	0.4
Transport — Services	0.3
E — Marketing/Info	0.3
Finance — Other Services	0.3
Food — Wholesale/Distribution	0.3
Finance — Mortgage Loan/Banker	0.3
Telecom Services	0.3
Leisure Products	0.3
Food — Retail	0.3
Lighting Products & Systems	0.3
Engineering/R&D Services	0.3
Building & Construction — Misc.	0.3
Electronic Measurement Instruments	0.3
Financial Guarantee Insurance	0.3
Telecom Equipment — Fiber Optics	0.3
Miscellaneous Manufacturing	0.3
Transactional Software	0.3
Home Furnishings	0.3
Instruments — Controls	0.3
Water	0.3
Transport — Rail	0.3
Oil Refining & Marketing	0.3
E — Commerce/Services	0.3
Retail — Pawn Shops	0.3
Transport — Equipment & Leasing	0.3
Power Converter/Supply Equipment	0.3
Internet Content — Information/News	0.3
Chemicals — Plastics	0.3
Lasers — System/Components	0.3
Medical — Outpatient/Home Medical	0.3
E — Commerce/Products	0.3
Advanced Materials	0.2
Coal	0.2
Wire & Cable Products	0.2
Energy — Alternate Sources	0.2
Retail — Discount	0.2
Alternative Waste Technology	0.2
Retail — Home Furnishings	0.2
Computers — Periphery Equipment	0.2
Television	0.2
Internet Application Software	0.2
Instruments — Scientific	0.2
Retail — Convenience Store	0.2
E — Services/Consulting	0.2
Audio/Video Products	0.2
Pipelines	0.2
Computer Aided Design	0.2
Physical Therapy/Rehabilitation Centers	0.2
Filtration/Separation Products	0.2
Diagnostic Equipment	0.2
Multimedia	0.2
Research & Development	0.2
Industrial Automated/Robotic	0.2
Patient Monitoring Equipment	0.2
Satellite Telecom	0.2
Medical Sterilization Products	0.2
Food — Canned	0.2
Auction Houses/Art Dealers	0.2
Tobacco	0.2
Dental Supplies & Equipment	0.2
Security Services	0.2
Seismic Data Collection	0.2
Recreational Centers	0.2
Batteries/Battery Systems	0.2
Retail — Office Supplies	0.2
Funeral Services & Related Items	0.2
Building — Heavy Construction	0.2
Casino Hotels	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Internet Security	0.2
Poultry	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Motion Pictures & Services	0.2
Linen Supply & Related Items	0.2
Retail — Building Products	0.2
Racetracks	0.2
Telephone — Integrated	0.2
Casino Services	0.2
Non — Ferrous Metals	0.2
Medical — Nursing Homes	0.2
Containers — Paper/Plastic	0.2
Identification Systems	0.1
Retail — Misc./Diversified	0.1
Oil & Gas Drilling	0.1
Internet Connectivity Services	0.1
Drug Delivery Systems	0.1
Retail — Drug Store	0.1
Insurance — Multi — line	0.1
Cosmetics & Toiletries	0.1
Electric Products — Misc.	0.1
Diagnostic Kits	0.1
Metal — Aluminum	0.1
Agricultural Operations	0.1
Diversified Operations/Commercial Services	0.1
Environmental Consulting & Engineering	0.1
Web Hosting/Design	0.1
Electronic Design Automation	0.1
Publishing — Newspapers	0.1
Retirement/Aged Care	0.1
Steel Pipe & Tube	0.1
Precious Metals	0.1
Hotels/Motels	0.1
Disposable Medical Products	0.1
Rubber — Tires	0.1
Medical — Hospitals	0.1
Storage/Warehousing	0.1
Machinery — Electrical	0.1
Computers — Memory Devices	0.1
Firearms & Ammunition	0.1
Transport — Air Freight	0.1
Retail — Major Department Stores	0.1
Heart Monitors	0.1
Real Estate Management/Services	0.1
Auto Repair Centers	0.1
Entertainment Software	0.1
Building Products — Doors & Windows	0.1
Vitamins & Nutrition Products	0.1
Building — Maintenance & Services	0.1
Machinery — Construction & Mining	0.1
Platinum	0.1
Environmental Monitoring & Detection	0.1
Silver Mining	0.1
Theaters	0.1
Medical — Generic Drugs	0.1
Machinery — Farming	0.1
Gambling (Non — Hotel)	0.1
Diversified Minerals	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Veterinary Diagnostics	0.1
Brewery	0.1
Real Estate Operations & Development	0.1
Physicians Practice Management	0.1
Gold Mining	0.1
Broadcast Services/Program	0.1
Diversified Operations	0.1
Building Products — Wood	0.1
Building Products — Air & Heating	0.1
Web Portals/ISP	0.1

Finance — Leasing Companies	0.1
Steel — Producers	0.1
Engines — Internal Combustion	0.1
Food — Flour & Grain	0.1
Venture Capital	0.1
Circuit Boards	0.1
B2B/E — Commerce	0.1
Retail — Hair Salons	0.1
Retail — Appliances	0.1
Electronic Security Devices	0.1
Finance — Auto Loans	0.1
Retail — Regional Department Stores	0.1
Internet Telephone	0.1
Cellular Telecom	0.1
Building — Mobile Home/Manufactured Housing	0.1
Communications Software	0.1
Appliances	0.1
Publishing — Books	0.1
Health Care Cost Containment	0.1
Internet Incubators	0.1
Chemicals — Other	0.1
Travel Services	0.1
Computer Graphics	0.1
Decision Support Software	0.1
Office Supplies & Forms	0.1
Medical Laser Systems	0.1
Rubber/Plastic Products	0.1
Radio	0.1
Banks — Fiduciary	0.1
Food — Confectionery	0.1
Internet Infrastructure Software	0.1
Medical Labs & Testing Services	0.1
Diversified Financial Services	0.1
Marine Services	0.1
Machinery — Material Handling	0.1
Auto — Truck Trailers	0.1
Water Treatment Systems	0.1

111.6%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.4%
Advanced Materials — 0.2%
Hexcel Corp.†	68,583	$2,384,631
STR Holdings, Inc.†	20,840	62,937

		2,447,568

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A	17,627	310,764

Advertising Services — 0.0%
Marchex, Inc., Class B	15,606	90,515
Millennial Media, Inc.†#	7,860	62,015

		152,530

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	11,936	239,555
Cubic Corp.	10,956	521,506
Esterline Technologies Corp.†	21,112	1,549,410
Kratos Defense & Security Solutions, Inc.†#	27,631	160,536
National Presto Industries, Inc.	3,313	254,869
Teledyne Technologies, Inc.†	25,315	1,954,824

		4,680,700

Aerospace/Defense - Equipment — 0.8%
AAR Corp.	27,748	556,625
Astronics Corp.†	8,318	298,533
CPI Aerostructures, Inc.†	4,571	45,070
Curtiss-Wright Corp.	32,313	1,174,901
GenCorp, Inc.†#	41,118	562,494
HEICO Corp.	36,281	1,835,093
Kaman Corp.	18,174	616,280
LMI Aerospace, Inc.†	6,202	117,714
Moog, Inc., Class A†	31,169	1,560,632
Orbital Sciences Corp.†	40,627	738,599
SIFCO Industries, Inc.	1,730	26,590

		7,532,531

Agricultural Biotech — 0.0%
Ceres, Inc.†#	4,109	8,875

Agricultural Chemicals — 0.0%
Rentech, Inc.	157,322	346,108

Agricultural Operations — 0.1%
Alico, Inc.	2,419	111,637
Andersons, Inc.	12,811	652,593
Cadiz, Inc.†#	8,943	52,585
Griffin Land & Nurseries, Inc.	1,931	57,505
Limoneira Co.	6,635	128,918
Tejon Ranch Co.†	9,083	273,943

		1,277,181

Airlines — 0.9%
Alaska Air Group, Inc.†	48,969	2,782,419
Allegiant Travel Co.	10,296	952,483
Hawaiian Holdings, Inc.†#	35,172	209,625
JetBlue Airways Corp.†	160,950	999,499
Republic Airways Holdings, Inc.†	33,358	357,931
SkyWest, Inc.	35,088	492,285
Spirit Airlines, Inc.†	28,651	871,850
US Airways Group, Inc.†#	111,803	1,964,379

		8,630,471

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	37,142	670,785
Darling International, Inc.†	81,004	1,588,488

		2,259,273

Security Description	Shares	Value (Note 2)

Apparel Manufacturers — 0.4%
Columbia Sportswear Co.#	8,443	$508,437
Delta Apparel, Inc.†	4,859	71,330
G-III Apparel Group, Ltd.†	11,430	481,317
Jones Group, Inc.	56,553	823,977
Maidenform Brands, Inc.†	16,210	294,860
Oxford Industries, Inc.#	9,649	633,843
Quiksilver, Inc.†	89,910	707,592
True Religion Apparel, Inc.	17,763	565,574

		4,086,930

Appliances — 0.1%
iRobot Corp.†#	18,917	639,205

Applications Software — 0.7%
Actuate Corp.†	33,943	229,115
Callidus Software, Inc.†	25,653	154,175
Demandware, Inc.†#	4,503	137,837
Ebix, Inc.#	19,468	386,245
EPIQ Systems, Inc.	21,715	263,403
Geeknet, Inc.†	3,077	44,678
Imperva, Inc.†	7,123	283,709
inContact, Inc.†	25,743	186,894
Infoblox, Inc.†	5,673	138,024
PDF Solutions, Inc.†	16,617	304,590
Progress Software Corp.†	39,853	936,944
PTC, Inc.†	82,357	2,067,984
RealPage, Inc.†#	24,680	469,907
Tangoe, Inc.†#	20,537	306,207
Verint Systems, Inc.†	26,813	900,112

		6,809,824

Athletic Equipment — 0.0%
Black Diamond, Inc.†#	14,456	129,670

Auction Houses/Art Dealers — 0.2%
Premier Exhibitions, Inc.†	17,704	35,408
Sotheby’s	46,657	1,737,973

		1,773,381

Audio/Video Products — 0.2%
Daktronics, Inc.	24,871	255,425
DTS, Inc.†	12,594	248,857
Skullcandy, Inc.†	11,145	64,418
TiVo, Inc.†	85,882	1,111,313
Universal Electronics, Inc.†	10,284	274,583
VOXX International Corp.†	12,557	139,634

		2,094,230

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	21,280	1,000,586

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	47,058	494,109

Auto/Truck Parts & Equipment - Original — 0.8%
Accuride Corp.†	32,596	166,892
American Axle & Manufacturing Holdings, Inc.†#	45,927	817,041
Dana Holding Corp.	101,715	1,924,448
Federal-Mogul Corp.†	12,738	124,195
Fuel Systems Solutions, Inc.†	10,118	157,740
Gentherm, Inc.†	20,351	374,865
Meritor, Inc.†	66,455	481,134
Miller Industries, Inc.	7,622	124,772
Modine Manufacturing Co.†	32,183	329,876
Spartan Motors, Inc.	23,333	141,165
Superior Industries International, Inc.	15,825	288,173
Tenneco, Inc.†	41,807	1,854,559

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Original (continued)
Titan International, Inc.	36,849	$859,687
Tower International, Inc.†	3,960	74,884

		7,719,431

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	16,814	132,158
Dorman Products, Inc.	16,868	751,132
Douglas Dynamics, Inc.	15,243	213,097
Exide Technologies†#	53,918	24,371
Standard Motor Products, Inc.	13,672	462,114

		1,582,872

B2B/E - Commerce — 0.1%
ePlus, Inc.	2,732	135,862
Global Sources, Ltd.†	12,990	88,462
SPS Commerce, Inc.†	8,534	460,580
TechTarget, Inc.†	10,624	47,171

		732,075

Banks - Commercial — 6.1%
1st Source Corp.	10,192	246,748
1st United Bancorp, Inc.	20,570	131,648
Access National Corp.	5,088	65,788
American National Bankshares, Inc.	5,393	116,974
Ameris Bancorp†	16,402	270,961
Ames National Corp.	5,656	116,118
Arrow Financial Corp.#	7,122	175,415
Bancfirst Corp.#	4,427	189,741
Bancorp, Inc.†	22,314	320,652
BancorpSouth, Inc.	65,043	1,116,138
Bank of Kentucky Financial Corp.	4,036	104,734
Bank of Marin Bancorp	3,690	143,762
Bank of the Ozarks, Inc.	20,120	878,238
Banner Corp.	13,240	424,739
Bar Harbor Bankshares	2,679	96,283
BBCN Bancorp, Inc.	53,720	692,451
Berkshire Bancorp, Inc.#	2,944	23,846
Bridge Bancorp, Inc.	5,921	126,769
Bridge Capital Holdings†	6,401	97,231
Bryn Mawr Bank Corp.	7,869	178,469
C&F Financial Corp.	2,207	105,936
Camden National Corp.	5,293	199,017
Capital Bank Financial Corp., Class A†	6,602	118,176
Capital City Bank Group, Inc.†	8,027	91,428
Cardinal Financial Corp.	20,128	304,738
Cascade Bancorp†	4,166	23,954
Cass Information Systems, Inc.#	7,042	316,045
Cathay General Bancorp	54,211	1,099,941
Center Bancorp, Inc.	8,189	106,293
Centerstate Banks, Inc.	20,711	177,700
Central Pacific Financial Corp.†	14,891	273,101
Century Bancorp, Inc., Class A	2,373	84,218
Chemical Financial Corp.	18,934	493,988
Citizens & Northern Corp.	8,414	164,073
City Holding Co.#	10,743	425,638
CNB Financial Corp.	8,567	141,870
CoBiz Financial, Inc.	24,033	207,885
Columbia Banking System, Inc.	34,995	764,291
Community Bank System, Inc.#	27,168	797,652
Community Trust Bancorp, Inc.	9,620	338,432
ConnectOne Bancorp, Inc.†#	1,198	34,730
Crescent Financial Bancshares, Inc.†	1,876	7,842
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.	60,733	696,607
Eagle Bancorp, Inc.†	14,707	331,055

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Enterprise Bancorp, Inc.	4,084	$67,590
Enterprise Financial Services Corp.	12,282	187,546
Farmers National Banc Corp.#	12,950	81,455
Fidelity Southern Corp.†	6,767	86,821
Financial Institutions, Inc.	9,513	185,599
First BanCorp†#	48,413	295,803
First Bancorp	12,112	172,596
First Bancorp, Inc.	6,073	96,804
First Busey Corp.	51,251	224,479
First California Financial Group, Inc.†	15,460	131,410
First Commonwealth Financial Corp.	68,620	494,750
First Community Bancshares, Inc.	12,196	185,745
First Connecticut Bancorp, Inc.	12,315	175,366
First Financial Bancorp	40,299	621,008
First Financial Bankshares, Inc.#	21,680	1,192,400
First Financial Corp.	7,695	236,621
First Interstate Bancsystem, Inc.	11,185	221,351
First Merchants Corp.	19,715	326,480
First Midwest Bancorp, Inc.	51,588	678,898
First of Long Island Corp.	5,319	167,176
FirstMerit Corp.	113,300	2,137,971
FNB Corp.	96,118	1,105,357
FNB United Corp.†#	6,889	58,694
Franklin Financial Corp.	9,189	166,688
German American Bancorp, Inc.	8,697	190,116
Glacier Bancorp, Inc.#	49,543	963,116
Great Southern Bancorp, Inc.	7,010	188,639
Guaranty Bancorp	10,491	113,298
Hancock Holding Co.	52,547	1,500,217
Hanmi Financial Corp.†	21,688	341,369
Heartland Financial USA, Inc.	10,004	272,509
Heritage Commerce Corp.†	14,285	96,424
Heritage Financial Corp.	10,659	147,201
Heritage Oaks Bancorp†	13,838	81,921
Home BancShares, Inc.	15,176	638,910
Horizon Bancorp	4,486	87,836
Hudson Valley Holding Corp.	10,694	191,530
Iberiabank Corp.	20,335	1,048,066
Independent Bank Corp.	15,289	503,773
International Bancshares Corp.	36,684	798,977
Lakeland Bancorp, Inc.	20,388	202,045
Lakeland Financial Corp.	11,244	310,110
MainSource Financial Group, Inc.	13,928	193,599
MB Financial, Inc.	37,658	960,656
Mercantile Bank Corp.	5,930	99,565
Merchants Bancshares, Inc.	3,516	99,749
Metro Bancorp, Inc.†	9,731	187,906
MetroCorp Bancshares, Inc.	10,886	106,465
Middleburg Financial Corp.	3,695	70,390
MidSouth Bancorp, Inc.	5,752	85,130
MidWestOne Financial Group, Inc.	4,677	110,845
National Bankshares, Inc.	4,780	159,604
National Penn Bancshares, Inc.	85,001	839,810
NBT Bancorp, Inc.#	30,067	597,732
Northrim BanCorp, Inc.	4,456	99,235
OFG Bancorp	31,392	558,150
Old National Bancorp	69,790	932,394
OmniAmerican Bancorp, Inc.†	7,710	171,702
Pacific Continental Corp.	12,538	140,426
Pacific Mercantile Bancorp†	7,341	40,669
PacWest Bancorp	20,885	602,115
Park National Corp.#	7,809	539,446
Park Sterling Corp.†	30,693	179,554
Peapack Gladstone Financial Corp.	6,111	93,743

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Penns Woods Bancorp, Inc.	2,643	$107,279
Peoples Bancorp, Inc./OH	7,354	147,374
Pinnacle Financial Partners, Inc.†	23,823	597,957
Preferred Bank†	8,089	130,799
PrivateBancorp, Inc.	44,344	858,500
Prosperity Bancshares, Inc.	32,682	1,637,041
Renasant Corp.	17,292	412,068
Republic Bancorp, Inc., Class A	6,857	163,265
S&T Bancorp, Inc.	19,914	385,137
S.Y. Bancorp, Inc.	8,368	201,669
Sandy Spring Bancorp, Inc.	16,633	356,279
SCBT Financial Corp.	11,419	571,521
Seacoast Banking Corp. of Florida†	50,623	106,815
Sierra Bancorp	8,324	114,122
Simmons First National Corp., Class A#	11,787	303,279
Southside Bancshares, Inc.#	12,536	283,815
Southwest Bancorp, Inc.†	13,394	178,944
State Bank Financial Corp.	21,848	337,989
StellarOne Corp.	15,896	248,772
Sterling Bancorp	21,294	254,463
Sterling Financial Corp.	18,441	417,135
Suffolk Bancorp†	6,699	100,887
Sun Bancorp, Inc.†	27,435	84,500
Susquehanna Bancshares, Inc.	129,386	1,553,926
Taylor Capital Group, Inc.†#	11,216	186,298
Texas Capital Bancshares, Inc.†	27,629	1,220,097
Tompkins Financial Corp.	7,636	317,199
TowneBank#	18,129	263,596
TriCo Bancshares	11,008	219,720
TrustCo Bank Corp.	64,518	360,656
Trustmark Corp.#	46,155	1,176,491
UMB Financial Corp.#	22,236	1,180,509
Umpqua Holdings Corp.	77,067	1,041,946
Union First Market Bankshares Corp.	13,954	279,359
United Bankshares, Inc.#	34,626	900,622
United Community Banks, Inc.†	28,729	340,439
Univest Corp. of Pennsylvania	11,557	206,986
ViewPoint Financial Group, Inc.	23,210	439,365
Virginia Commerce Bancorp, Inc.†	18,468	251,165
Washington Banking Co.	10,621	144,870
Washington Trust Bancorp, Inc.	9,915	276,430
Webster Financial Corp.	49,686	1,160,168
WesBanco, Inc.	17,549	439,602
West Bancorporation, Inc.#	10,776	124,786
Westamerica Bancorporation#	19,192	864,216
Western Alliance Bancorp†	50,170	737,499
Wilshire Bancorp, Inc.†	42,566	280,936
Wintrust Financial Corp.	25,014	944,028

		59,575,384

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	53,833	530,255

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	7,835	148,630

Banks - Super Regional — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,462	446,264

Batteries/Battery Systems — 0.2%
EnerSys, Inc.	33,023	1,645,536

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	3,210	191,926
National Beverage Corp.	7,777	127,776

		319,702

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	5,363	$819,681
Craft Brew Alliance, Inc.†	7,177	54,402

		874,083

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	23,781	48,751
Digital Generation, Inc.†#	18,991	132,747
Fisher Communications, Inc.	6,108	251,100
Nexstar Broadcasting Group, Inc., Class A	7,792	218,176
World Wrestling Entertainment, Inc., Class A	18,673	181,875

		832,649

Building & Construction Products - Misc. — 0.7%
Builders FirstSource, Inc.†	30,965	208,704
Drew Industries, Inc.	13,254	501,001
Gibraltar Industries, Inc.†	21,032	341,349
Louisiana-Pacific Corp.†	94,716	1,664,160
NCI Building Systems, Inc.†	12,473	180,235
Nortek, Inc.†	5,336	376,988
Patrick Industries, Inc.†	2,728	53,169
Quanex Building Products Corp.#	25,325	468,766
Simpson Manufacturing Co., Inc.	27,550	806,389
Trex Co., Inc.†	10,273	570,871
USG Corp.†#	51,027	1,394,568

		6,566,200

Building & Construction - Misc. — 0.3%
Aegion Corp.†#	27,040	617,323
Dycom Industries, Inc.†	23,154	526,753
Layne Christensen Co.†	13,669	293,747
MasTec, Inc.†	37,726	1,199,687
MYR Group, Inc.†	14,121	285,809

		2,923,319

Building Products - Air & Heating — 0.1%
AAON, Inc.	12,800	425,472
American DG Energy, Inc.†#	17,712	28,516
Comfort Systems USA, Inc.	25,748	355,838

		809,826

Building Products - Cement — 0.4%
Eagle Materials, Inc.	33,670	2,483,162
Headwaters, Inc.†	50,182	532,431
Texas Industries, Inc.†#	15,551	1,110,497

		4,126,090

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	19,481	519,753
Griffon Corp.	31,337	361,629
PGT, Inc.†	13,455	111,004

		992,386

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	13,442	109,552

Building Products - Wood — 0.1%
Boise Cascade Co.†	9,318	280,099
Universal Forest Products, Inc.	13,579	536,506

		816,605

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	26,618	821,432
Orion Marine Group, Inc.†	18,680	224,347
Sterling Construction Co., Inc.†	11,243	116,365
Tutor Perini Corp.†	24,599	455,573

		1,617,717

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	37,007	$894,829
Swisher Hygiene, Inc.†#	77,578	80,681

		975,510

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	4,746	227,381
Winnebago Industries, Inc.†	20,131	417,919

		645,300

Building - Residential/Commercial — 0.7%
Beazer Homes USA, Inc.†#	16,959	351,051
Hovnanian Enterprises, Inc., Class A†#	72,523	445,291
KB Home	56,877	1,260,395
M/I Homes, Inc.†	16,632	413,305
MDC Holdings, Inc.	26,338	977,403
Meritage Homes Corp.†	21,070	997,875
Ryland Group, Inc.	30,723	1,391,138
Standard Pacific Corp.†#	79,650	704,903
TRI Pointe Homes, Inc.†#	10,842	182,579

		6,723,940

Capacitors — 0.0%
Kemet Corp.†	30,916	141,904

Casino Hotels — 0.2%
Ameristar Casinos, Inc.	22,707	594,923
Boyd Gaming Corp.†#	38,288	498,893
Caesars Entertainment Corp.†#	25,372	367,640
Monarch Casino & Resort, Inc.†	6,047	93,184
MTR Gaming Group, Inc.†	15,569	59,007

		1,613,647

Casino Services — 0.2%
Multimedia Games Holding Co., Inc.†	18,857	482,551
Scientific Games Corp., Class A†	35,861	390,526
SHFL Entertainment, Inc.†	37,848	652,878

		1,525,955

Cellular Telecom — 0.1%
Comverse, Inc.†	15,086	450,468
Leap Wireless International, Inc.†#	37,094	209,581

		660,049

Chemicals - Diversified — 0.7%
Aceto Corp.	18,472	235,149
Axiall Corp.	47,861	2,065,202
Chemtura Corp.†	67,956	1,558,231
Codexis, Inc.†#	18,034	41,478
Innophos Holdings, Inc.	15,011	759,256
Innospec, Inc.	15,889	651,926
Olin Corp.	55,164	1,375,239

		6,686,481

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	18,953	242,219

Chemicals - Other — 0.1%
American Vanguard Corp.	19,173	584,010

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	20,331	587,566
Landec Corp.†	17,596	247,048
PolyOne Corp.	68,427	1,757,889

		2,592,503

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.9%
Balchem Corp.	20,155	$967,642
Ferro Corp.†	59,624	409,021
H.B. Fuller Co.	34,364	1,428,511
Hawkins, Inc.	6,306	251,483
KMG Chemicals, Inc.	5,376	119,401
Kraton Performance Polymers, Inc.†	22,206	460,552
Minerals Technologies, Inc.	24,449	1,041,527
Oil-Dri Corp. of America	3,470	94,488
OM Group, Inc.†	22,311	654,605
OMNOVA Solutions, Inc.†	31,815	235,749
Quaker Chemical Corp.	8,920	577,927
Sensient Technologies Corp.	34,384	1,419,028
Stepan Co.	12,285	663,759
Zep, Inc.	15,280	253,342

		8,577,035

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	6,036	95,972
Park Electrochemical Corp.	14,324	345,925
TTM Technologies, Inc.†	36,611	295,817

		737,714

Coal — 0.2%
Arch Coal, Inc.#	146,186	754,320
Cloud Peak Energy, Inc.†	42,040	807,168
Hallador Energy Co.	4,504	35,536
SunCoke Energy, Inc.†	48,222	747,441
Westmoreland Coal Co.†	7,496	89,952

		2,434,417

Coffee — 0.0%
Farmer Bros. Co.†#	4,676	65,698

Commercial Services — 1.4%
Acacia Research Corp.	34,232	855,800
Arbitron, Inc.	18,220	854,700
Collectors Universe#	3,679	47,974
Convergys Corp.	75,174	1,365,912
CoStar Group, Inc.†	19,427	2,172,133
ExlService Holdings, Inc.†	16,086	471,802
Healthcare Services Group, Inc.	46,250	1,049,412
HMS Holdings Corp.†	59,207	1,474,254
Intersections, Inc.#	6,250	57,688
Live Nation Entertainment, Inc.†	96,437	1,312,508
Mac-Gray Corp.	8,198	115,182
Medifast, Inc.†	8,467	243,934
National Research Corp., Class A†	5,199	85,004
National Research Corp., Class B	1	17
Performant Financial Corp.†	6,199	68,375
PHH Corp.†	39,015	786,542
Providence Service Corp.†	8,972	236,502
RPX Corp.†	14,572	223,534
ServiceSource International, Inc.†#	34,190	278,649
Standard Parking Corp.†	10,785	240,613
Steiner Leisure, Ltd.†	10,521	534,362
Team, Inc.†	13,710	494,520
TeleTech Holdings, Inc.†	14,929	335,753
TMS International Corp., Class A	8,868	134,528

		13,439,698

Commercial Services - Finance — 0.6%
Cardtronics, Inc.†	30,387	866,941
CBIZ, Inc.†#	26,166	174,266
Euronet Worldwide, Inc.†	34,952	1,066,036
Global Cash Access Holdings, Inc.†	45,294	298,940

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance (continued)
Green Dot Corp., Class A†#	16,520	$296,864
Heartland Payment Systems, Inc.#	25,156	806,501
MoneyGram International, Inc.†	14,779	290,851
PRGX Global, Inc.†	16,049	87,949
Tree.com, Inc.	4,150	81,797
WEX, Inc.†	26,766	1,977,204
Xoom Corp.†#	5,008	93,199

		6,040,548

Communications Software — 0.1%
Audience, Inc.†	4,170	58,380
Digi International, Inc.†	17,739	170,117
Jive Software, Inc.†#	11,874	200,671
Seachange International, Inc.†	19,685	211,810

		640,978

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	64,449	1,973,428
Exa Corp.†#	4,305	36,076

		2,009,504

Computer Data Security — 0.0%
Qualys, Inc.†	6,000	84,000

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	25,186	573,233

Computer Services — 0.8%
Acorn Energy, Inc.#	12,322	109,050
CACI International, Inc., Class A†	15,612	1,001,354
Carbonite, Inc.†	7,771	82,139
CIBER, Inc.†	50,175	204,714
Computer Task Group, Inc.	10,522	234,851
FleetMatics Group PLC†	6,188	184,093
iGATE Corp.†	22,140	321,251
Insight Enterprises, Inc.†	30,586	588,781
j2 Global, Inc.#	27,736	1,134,125
KEYW Holding Corp.†#	17,111	252,387
LivePerson, Inc.†#	37,901	350,205
Manhattan Associates, Inc.†	13,993	1,049,895
Mattersight Corp.†#	6,996	21,828
Sykes Enterprises, Inc.†	26,812	423,898
Syntel, Inc.	10,629	679,299
Unisys Corp.†	30,182	623,258
Virtusa Corp.†	12,823	300,828

		7,561,956

Computer Software — 0.4%
Accelrys, Inc.†	38,236	318,888
AVG Technologies NV†#	5,506	100,374
Avid Technology, Inc.†	20,563	131,192
Blackbaud, Inc.	31,087	943,180
Cornerstone OnDemand, Inc.†	23,174	941,791
Envestnet, Inc.†	14,293	328,453
Guidance Software, Inc.†	9,843	90,753
Market Leader, Inc.†	15,181	162,437
SS&C Technologies Holdings, Inc.†	23,330	737,928

		3,754,996

Computers — 0.0%
Silicon Graphics International Corp.†#	21,996	332,140

Computers - Integrated Systems — 0.5%
3D Systems Corp.†#	58,428	2,834,927
Agilysys, Inc.†	10,070	115,402
Cray, Inc.†	27,151	494,420

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Echelon Corp.†#	26,155	$61,464
Maxwell Technologies, Inc.†	20,061	145,041
Mercury Systems, Inc.†	21,323	186,363
MTS Systems Corp.	11,073	668,366
Netscout Systems, Inc.†	25,294	615,909
Radisys Corp.†	15,766	78,830
Super Micro Computer, Inc.†	20,058	206,798

		5,407,520

Computers - Memory Devices — 0.1%
Datalink Corp.†	10,506	120,399
Imation Corp.†	22,929	94,009
OCZ Technology Group, Inc.†#	46,372	67,703
Quantum Corp.†#	161,374	250,130
Spansion, Inc., Class A†	33,216	455,059
STEC, Inc.†#	24,414	86,425

		1,073,725

Computers - Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	31,968	891,588
Immersion Corp.†	19,364	297,431
Key Tronic Corp.†	7,209	81,894
Synaptics, Inc.†	23,196	957,067

		2,227,980

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	4,893	72,221

Consulting Services — 0.9%
Accretive Health, Inc.†#	38,799	441,533
Advisory Board Co.†	23,631	1,247,953
Corporate Executive Board Co.	23,080	1,412,265
CRA International, Inc.†	7,152	128,092
Forrester Research, Inc.	9,702	351,504
Franklin Covey Co.†	9,538	131,529
FTI Consulting, Inc.†	28,912	1,098,367
Hackett Group, Inc.	16,927	85,312
Hill International, Inc.†	15,677	46,561
Huron Consulting Group, Inc.†	15,789	705,926
ICF International, Inc.†	13,714	413,477
MAXIMUS, Inc.	23,381	1,744,924
Navigant Consulting, Inc.†	35,708	470,631
PDI, Inc.†	6,901	30,019
Pendrell Corp.†	106,650	263,426

		8,571,519

Consumer Products - Misc. — 0.5%
American Greetings Corp., Class A	21,775	400,660
AT Cross Co., Class A†	6,624	92,736
Blyth, Inc.#	7,151	100,186
Central Garden and Pet Co., Class A†	26,581	201,750
CSS Industries, Inc.	6,699	185,227
Helen of Troy, Ltd.†	21,833	866,115
Prestige Brands Holdings, Inc.†	34,636	1,017,952
Spectrum Brands Holdings, Inc.	15,814	953,426
Tumi Holdings, Inc.†	14,864	360,452
WD-40 Co.	10,968	594,904

		4,773,408

Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.†	2,873	239,838
Berry Plastics Group, Inc.†	20,258	425,621
Graphic Packaging Holding Co.†	101,087	777,359
UFP Technologies, Inc.†	3,785	72,634

		1,515,452

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	17,357	$817,515
Inter Parfums, Inc.	11,261	337,605
Revlon, Inc., Class A†	7,788	154,981

		1,310,101

Data Processing/Management — 0.6%
Acxiom Corp.†	52,899	1,163,249
CommVault Systems, Inc.†	30,762	2,153,340
CSG Systems International, Inc.†	23,403	506,207
Fair Isaac Corp.	23,613	1,158,926
FalconStor Software, Inc.†	21,803	29,216
Innodata, Inc.†	15,284	48,298
Pegasystems, Inc.#	11,840	382,787
Schawk, Inc.	8,151	96,589

		5,538,612

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	10,112	507,622
QAD, Inc.	4,307	53,967

		561,589

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†#	49,481	1,768,946

Diagnostic Equipment — 0.2%
Affymetrix, Inc.†#	48,644	182,415
Cepheid, Inc.†#	45,189	1,570,770
Hansen Medical, Inc.†#	37,775	64,595
ImmunoCellular Therapeutics, Ltd.†#	35,203	85,895

		1,903,675

Diagnostic Kits — 0.1%
BG Medicine, Inc.†#	10,158	18,284
LipoScience, Inc.†#	4,186	28,255
Meridian Bioscience, Inc.#	28,416	614,070
OraSure Technologies, Inc.†	37,321	163,466
Quidel Corp.†	19,415	464,213

		1,288,288

Direct Marketing — 0.0%
Harte-Hanks, Inc.	30,676	274,243

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,620	615,382
Merit Medical Systems, Inc.†	28,963	285,865
Rochester Medical Corp.†	7,303	103,922
Utah Medical Products, Inc.	2,261	104,616

		1,109,785

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†#	32,276	1,330,417
BlueLinx Holdings, Inc.†	22,590	55,571
Core-Mark Holding Co., Inc.	7,870	465,825
Houston Wire & Cable Co.	12,281	172,057
MWI Veterinary Supply, Inc.†	8,767	1,065,278
Owens & Minor, Inc.#	43,756	1,495,580
Pool Corp.	32,711	1,682,981
Rentrak Corp.†	6,443	149,091
ScanSource, Inc.†	18,994	606,479
Titan Machinery, Inc.†#	11,637	238,675
United Stationers, Inc.	28,014	966,763
Watsco, Inc.	20,252	1,766,987

		9,995,704

Security Description	Shares	Value (Note 2)

Diversified Financial Services — 0.1%
DFC Global Corp.†	30,282	$451,202
ZAIS Financial Corp.#	3,891	69,571

		520,773

Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	53,644	2,102,845
Actuant Corp., Class A	50,175	1,705,950
AZZ, Inc.	17,391	721,379
Barnes Group, Inc.	37,362	1,129,080
Blount International, Inc.†	33,710	452,388
Chase Corp.	4,401	86,920
EnPro Industries, Inc.†#	14,177	714,095
Fabrinet†	15,193	220,754
Federal Signal Corp.†	42,832	375,637
GP Strategies Corp.†	10,182	254,652
Handy & Harman, Ltd.†	3,708	59,810
Koppers Holdings, Inc.	14,294	588,484
LSB Industries, Inc.†	12,924	436,443
Lydall, Inc.†	11,767	170,151
NL Industries, Inc.	4,524	52,840
Park-Ohio Holdings Corp.†	5,975	222,210
Raven Industries, Inc.	24,966	756,220
Standex International Corp.	8,695	453,618
Tredegar Corp.	16,636	415,235

		10,918,711

Diversified Minerals — 0.1%
AMCOL International Corp.#	17,374	555,447
General Moly, Inc.†	46,179	99,285
United States Lime & Minerals, Inc.†	1,196	59,645
US Silica Holdings, Inc.#	8,094	178,796

		893,173

Diversified Operations — 0.1%
Harbinger Group, Inc.†	28,372	244,566
Horizon Pharma, Inc.†#	26,552	62,928
Primoris Services Corp.	20,599	438,965
Resource America, Inc., Class A	8,275	79,523

		825,982

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.#	13,244	927,345
Viad Corp.	13,950	344,007

		1,271,352

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†#	73,665	299,080
BioDelivery Sciences International, Inc.†#	18,536	81,558
Depomed, Inc.†	38,383	221,086
Nektar Therapeutics†#	78,938	747,543

		1,349,267

E-Commerce/Products — 0.3%
1-800-FLOWERS.COM, Inc., Class A†	17,983	109,517
Blue Nile, Inc.†	8,553	304,145
CafePress, Inc.†#	3,162	20,585
Nutrisystem, Inc.#	19,574	176,753
Overstock.com, Inc.†#	8,033	208,215
Shutterfly, Inc.†	26,047	1,269,531
Stamps.com, Inc.†	9,244	352,381
US Auto Parts Network, Inc.†	10,155	12,592
Vitacost.com, Inc.†#	15,207	124,393

		2,578,112

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E-Commerce/Services — 0.3%
Angie’s List, Inc.†#	24,505	$574,887
Move, Inc.†	27,042	308,008
OpenTable, Inc.†	15,544	1,036,785
Orbitz Worldwide, Inc.†	15,845	119,630
Spark Networks, Inc.†	7,901	64,472
United Online, Inc.	62,402	424,958
Zillow, Inc., Class A†#	2,413	135,466

		2,664,206

E-Marketing/Info — 0.3%
Active Network, Inc.†#	26,753	178,978
comScore, Inc.†	24,338	481,406
Constant Contact, Inc.†	20,946	312,514
ExactTarget, Inc.†	6,718	154,581
Liquidity Services, Inc.†#	16,228	649,282
QuinStreet, Inc.†	22,513	174,251
ReachLocal, Inc.†	6,992	97,189
ValueClick, Inc.†	51,719	1,362,278

		3,410,479

E-Services/Consulting — 0.2%
Keynote Systems, Inc.	10,811	136,219
Perficient, Inc.†	21,999	277,187
Sapient Corp.†	84,844	1,092,791
Websense, Inc.†	25,630	636,905

		2,143,102

Educational Software — 0.0%
Rosetta Stone, Inc.†	7,354	125,165

Electric Products - Misc. — 0.1%
Graham Corp.	6,845	191,660
Littelfuse, Inc.	14,925	1,096,838

		1,288,498

Electric - Distribution — 0.0%
EnerNOC, Inc.†	17,829	238,552
Genie Energy, Ltd.	10,429	89,585

		328,137

Electric - Generation — 0.0%
Atlantic Power Corp.#	82,231	390,597

Electric - Integrated — 1.8%
ALLETE, Inc.	26,270	1,243,097
Ameresco, Inc., Class A†	13,881	114,657
Avista Corp.	40,412	1,079,405
Black Hills Corp.	30,366	1,441,474
CH Energy Group, Inc.	10,273	664,971
Cleco Corp.	41,959	1,909,554
El Paso Electric Co.	27,576	986,945
Empire District Electric Co.	29,036	630,952
IDACORP, Inc.	34,504	1,629,624
MGE Energy, Inc.	15,920	849,650
NorthWestern Corp.	25,064	1,031,634
Otter Tail Corp.	24,908	680,487
Pike Electric Corp.	11,849	143,965
PNM Resources, Inc.	54,862	1,230,006
Portland General Electric Co.	52,005	1,583,032
UIL Holdings Corp.	34,885	1,359,120
Unitil Corp.	9,471	266,040
UNS Energy Corp.	27,729	1,299,936

		18,144,549

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B	7,300	$116,216
Benchmark Electronics, Inc.†	39,711	774,364
CTS Corp.	23,457	281,953
GSI Group, Inc.†	20,084	163,484
InvenSense, Inc.†#	25,071	322,914
Methode Electronics, Inc.	25,498	401,083
NVE Corp.†	3,323	171,899
OSI Systems, Inc.†	13,675	790,962
Plexus Corp.†	24,092	703,005
Rogers Corp.†	11,205	518,455
Sanmina Corp.†	56,132	762,273
Stoneridge, Inc.†	19,295	216,297
Sypris Solutions, Inc.	7,290	24,057
Viasystems Group, Inc.†	2,648	33,418
Vishay Precision Group, Inc.†	8,476	122,563
Zagg, Inc.†#	17,541	88,582

		5,491,525

Electronic Components - Semiconductors — 1.7%
Alpha & Omega Semiconductor, Ltd.†	11,838	93,402
Ambarella, Inc.†#	4,157	67,219
Amkor Technology, Inc.†#	50,852	230,868
Applied Micro Circuits Corp.†	44,987	346,850
AXT, Inc.†	22,262	63,224
Cavium, Inc.†	34,243	1,121,801
Ceva, Inc.†	15,980	267,985
Diodes, Inc.†	24,449	576,996
DSP Group, Inc.†	15,060	119,576
Entropic Communications, Inc.†	60,602	259,377
First Solar, Inc.†#	41,475	2,255,410
GSI Technology, Inc.†	14,192	79,475
GT Advanced Technologies, Inc.†#	81,508	362,711
Inphi Corp.†	16,104	164,422
Integrated Silicon Solution, Inc.†	18,813	203,557
International Rectifier Corp.†	47,653	1,047,413
Intersil Corp., Class A	87,776	719,763
IXYS Corp.#	16,898	192,637
Kopin Corp.†	46,026	163,392
Lattice Semiconductor Corp.†	81,251	418,443
Microsemi Corp.†	61,195	1,342,006
Mindspeed Technologies, Inc.†#	24,880	80,860
Monolithic Power Systems, Inc.	22,199	545,429
MoSys, Inc.†	23,163	105,392
OmniVision Technologies, Inc.†	36,066	666,139
Peregrine Semiconductor Corp.†#	4,356	47,175
PLX Technology, Inc.†	30,817	139,293
QLogic Corp.†	62,608	609,802
QuickLogic Corp.†#	30,316	71,546
Rambus, Inc.†	76,045	599,235
Richardson Electronics, Ltd.	8,857	105,930
Rubicon Technology, Inc.†#	11,718	99,251
Semtech Corp.†	45,126	1,648,904
Silicon Image, Inc.†	53,157	323,726
SunEdison, Inc.†	158,975	1,282,928
Supertex, Inc.	7,102	157,309
Volterra Semiconductor Corp.†	17,470	245,628

		16,825,074

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	64,149	1,218,190

Electronic Measurement Instruments — 0.3%
Analogic Corp.	8,443	671,134
Badger Meter, Inc.	9,995	445,377
ESCO Technologies, Inc.	18,410	591,329

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Measurement Instruments (continued)
FARO Technologies, Inc.†	11,654	$436,093
Measurement Specialties, Inc.†	10,409	462,680
Mesa Laboratories, Inc.	1,786	94,551
Zygo Corp.†	11,229	178,653

		2,879,817

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	5,807	348,652
Taser International, Inc.†	35,413	336,070

		684,722

Electronics - Military — 0.0%
API Technologies Corp.†#	22,273	61,696
M/A-COM Technology Solutions Holdings, Inc.†	4,183	58,269

		119,965

Energy - Alternate Sources — 0.2%
Amyris, Inc.†#	20,832	62,288
Clean Energy Fuels Corp.†#	45,504	603,838
Enphase Energy, Inc.†#	5,472	42,244
FuelCell Energy, Inc.†#	104,224	132,364
FutureFuel Corp.	13,289	185,780
Gevo, Inc.†#	21,026	37,637
Green Plains Renewable Energy, Inc.†	17,177	272,599
KiOR, Inc., Class A†#	18,178	84,164
Renewable Energy Group, Inc.†	4,958	67,082
REX American Resources Corp.†	3,918	109,391
Saratoga Resources, Inc.†	14,000	31,780
SolarCity Corp.†#	9,109	412,182
Solazyme, Inc.†#	22,538	277,668

		2,319,017

Engineering/R&D Services — 0.3%
Argan, Inc.	6,782	110,208
EMCOR Group, Inc.	45,967	1,827,188
Exponent, Inc.	9,237	517,272
Michael Baker Corp.	5,960	156,748
Mistras Group, Inc.†	10,756	229,963
VSE Corp.#	2,836	96,197

		2,937,576

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	33,508	784,087

Enterprise Software/Service — 1.1%
Advent Software, Inc.†	21,738	721,267
American Software, Inc., Class A	16,141	137,198
Digital River, Inc.†	25,421	444,105
E2open, Inc.†#	3,229	47,176
Guidewire Software, Inc.†	14,081	576,758
ManTech International Corp., Class A#	15,914	431,110
MedAssets, Inc.†	40,169	658,771
MicroStrategy, Inc., Class A†	5,868	536,805
Omnicell, Inc.†	23,130	419,347
Proofpoint, Inc.†	4,363	88,133
PROS Holdings, Inc.†	15,044	435,223
QLIK Technologies, Inc.†	58,791	1,808,411
Sapiens International Corp. NV	9,406	48,723
SciQuest, Inc.†	12,301	282,308
SYNNEX Corp.†#	18,107	734,239
Tyler Technologies, Inc.†	20,735	1,430,922
Ultimate Software Group, Inc.†#	19,680	2,190,384

		10,990,880

Security Description	Shares	Value (Note 2)

Entertainment Software — 0.1%
Glu Mobile, Inc.†#	37,229	$100,891
Take-Two Interactive Software, Inc.†	53,855	896,147

		997,038

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	43,686	1,204,423
TRC Cos., Inc.†	10,534	62,361

		1,266,784

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	19,010	948,979

Female Health Care Products — 0.0%
Female Health Co.	13,192	122,818

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	34,604	1,876,921
PMFG, Inc.†	14,308	91,428

		1,968,349

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	5,064	576,587
Nicholas Financial, Inc.#	6,857	101,758

		678,345

Finance - Commercial — 0.0%
Horizon Technology Finance Corp.#	5,386	75,512
NewStar Financial, Inc.†	17,980	230,144
WhiteHorse Finance, Inc.#	4,591	70,655

		376,311

Finance - Consumer Loans — 0.7%
Asta Funding, Inc.	6,759	62,115
Encore Capital Group, Inc.†	14,166	505,301
First Marblehead Corp.†	40,083	47,298
Nelnet, Inc., Class A	16,456	642,772
Ocwen Financial Corp.†	74,022	3,166,661
Portfolio Recovery Associates, Inc.†	11,782	1,794,045
Regional Management Corp.†	3,328	78,541
World Acceptance Corp.†#	6,697	618,535

		6,915,268

Finance - Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	60,254	186,185
Diamond Hill Investment Group, Inc.#	1,846	150,984
Evercore Partners, Inc., Class A	19,698	782,405
FBR & Co.†	6,391	154,662
FXCM, Inc., Class A	16,228	225,082
Gain Capital Holdings, Inc.#	10,228	54,720
GFI Group, Inc.	47,513	193,378
Greenhill & Co., Inc.	20,016	996,997
INTL FCStone, Inc.†	9,485	168,359
Investment Technology Group, Inc.†	26,730	369,141
JMP Group, Inc.	11,018	75,473
Knight Capital Group, Inc., Class A†	125,146	454,280
Ladenburg Thalmann Financial Services, Inc.†	70,939	112,084
Oppenheimer Holdings, Inc., Class A	7,084	140,688
Piper Jaffray Cos.†	11,863	423,628
Stifel Financial Corp.†#	42,110	1,515,539
SWS Group, Inc.†	20,089	120,333

		6,123,938

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	38,127	603,169
California First National Bancorp	1,557	25,644

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Leasing Companies (continued)
Marlin Business Services Corp.	5,659	$132,307
MicroFinancial, Inc.	5,839	42,333

		803,453

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A	9,879	269,301
Doral Financial Corp.†	88,478	89,363
Ellie Mae, Inc.†	17,326	387,929
Federal Agricultural Mtg. Corp., Class C	6,848	205,919
Home Loan Servicing Solutions, Ltd.	36,489	833,409
Nationstar Mortgage Holdings, Inc.†#	13,203	537,494
Walter Investment Management Corp.†	24,609	896,014

		3,219,429

Finance - Other Services — 0.3%
Asset Acceptance Capital Corp.†	10,917	74,126
BGC Partners, Inc., Class A#	67,800	373,578
Coinstar, Inc.†#	19,225	1,119,664
Higher One Holdings, Inc.†#	18,865	205,629
MarketAxess Holdings, Inc.	25,139	1,090,027
Netspend Holdings, Inc.†	19,504	312,259
WageWorks, Inc.†	5,124	148,442

		3,323,725

Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	217,045	1,341,338
Radian Group, Inc.#	119,043	1,532,084

		2,873,422

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	44,689	407,117
Sturm Ruger & Co., Inc.#	13,187	663,042

		1,070,159

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	5,741	183,425
TreeHouse Foods, Inc.†	24,762	1,621,416

		1,804,841

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	16,795	527,699

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.#	3,170	55,507

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	18,068	762,289

Food - Misc./Diversified — 0.8%
Annie’s, Inc.†	3,439	133,812
B&G Foods, Inc.	36,201	1,041,865
Boulder Brands, Inc.†	40,596	425,852
Cal-Maine Foods, Inc.	9,949	445,118
Chiquita Brands International, Inc.†	31,642	319,584
Diamond Foods, Inc.†#	15,232	236,248
Dole Food Co., Inc.†	24,688	233,795
Hain Celestial Group, Inc.†#	26,764	1,783,018
Inventure Foods, Inc.†	9,004	67,710
J&J Snack Foods Corp.	10,197	773,952
John B. Sanfilippo & Son, Inc.	5,477	106,090
Lancaster Colony Corp.	12,721	1,049,101
Seaboard Corp.	211	581,364
Snyders-Lance, Inc.	30,396	787,864

		7,985,373

Security Description	Shares	Value (Note 2)

Food - Retail — 0.3%
Arden Group, Inc., Class A	773	$82,371
Harris Teeter Supermarkets, Inc.	30,218	1,420,246
Ingles Markets, Inc., Class A	8,689	191,332
SUPERVALU, Inc.#	146,192	944,400
Village Super Market, Inc., Class A	5,801	216,957
Weis Markets, Inc.	7,577	309,975

		3,165,281

Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.#	8,188	243,265
Chefs’ Warehouse, Inc.†	7,578	143,073
Fresh Del Monte Produce, Inc.	26,249	702,686
Nash Finch Co.	8,417	182,901
Spartan Stores, Inc.	14,922	265,164
United Natural Foods, Inc.†	33,639	1,780,176

		3,317,265

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	61,932	1,092,481
Iconix Brand Group, Inc.†	39,195	1,179,378
R.G. Barry Corp.	6,022	86,295
Skechers U.S.A., Inc., Class A†	26,066	586,485
Steven Madden, Ltd.†	27,048	1,311,828
Weyco Group, Inc.	4,587	110,317
Wolverine World Wide, Inc.#	33,517	1,754,615

		6,121,399

Forestry — 0.0%
Deltic Timber Corp.#	7,504	473,502

Funeral Services & Related Items — 0.2%
Carriage Services, Inc.	10,926	206,829
Matthews International Corp., Class A	19,421	744,796
Stewart Enterprises, Inc., Class A#	51,470	669,110

		1,620,735

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	14,418	111,307
Pinnacle Entertainment, Inc.†	40,583	798,673

		909,980

Gas - Distribution — 1.0%
Chesapeake Utilities Corp.#	6,598	349,364
Delta Natural Gas Co., Inc.	4,679	101,675
Laclede Group, Inc.#	21,545	1,019,725
New Jersey Resources Corp.	28,619	1,298,730
Northwest Natural Gas Co.#	18,459	788,753
Piedmont Natural Gas Co., Inc.	52,003	1,757,181
South Jersey Industries, Inc.	21,968	1,283,371
Southwest Gas Corp.	31,760	1,503,836
WGL Holdings, Inc.	35,495	1,523,445

		9,626,080

Gold Mining — 0.1%
Gold Resource Corp.#	20,554	197,318
Golden Star Resources, Ltd.†#	178,291	125,642
McEwen Mining, Inc.†#	149,394	380,955
Midway Gold Corp.†#	88,038	95,081
Vista Gold Corp.†#	42,329	62,223

		861,219

Golf — 0.0%
Callaway Golf Co.#	44,789	306,805

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†#	5,293	$79,660
US Ecology, Inc.	12,620	345,535

		425,195

Health Care Cost Containment — 0.1%
Corvel Corp.†	4,213	218,781
ExamWorks Group, Inc.†#	20,138	375,775

		594,556

Healthcare Safety Devices — 0.0%
Unilife Corp.†#	61,877	204,194

Heart Monitors — 0.1%
HeartWare International, Inc.†	11,249	1,026,696

Home Furnishings — 0.3%
American Woodmark Corp.†	6,665	242,073
Bassett Furniture Industries, Inc.	7,756	106,723
Ethan Allen Interiors, Inc.	16,679	523,220
Flexsteel Industries, Inc.	3,098	70,417
Hooker Furniture Corp.	7,434	130,095
Kimball International, Inc., Class B	22,449	219,776
La-Z-Boy, Inc.	35,626	658,012
Select Comfort Corp.†	39,058	866,697

		2,817,013

Hotels/Motels — 0.1%
Marcus Corp.	12,557	161,358
Morgans Hotel Group Co.†	15,197	101,972
Orient-Express Hotels, Ltd., Class A†	66,686	789,562
Red Lion Hotels Corp.†#	9,488	59,015

		1,111,907

Housewares — 0.0%
Libbey, Inc.†	14,133	299,054
Lifetime Brands, Inc.	6,664	89,698

		388,752

Human Resources — 0.6%
AMN Healthcare Services, Inc.†	30,572	409,359
Barrett Business Services, Inc.#	4,815	280,859
CDI Corp.	9,432	128,747
Cross Country Healthcare, Inc.†	18,716	97,510
Heidrick & Struggles International, Inc.	12,388	178,511
Hudson Global, Inc.†	22,900	52,899
Insperity, Inc.	15,626	471,280
Kelly Services, Inc., Class A	18,459	326,909
Kforce, Inc.	18,830	280,379
Korn/Ferry International†	32,933	576,328
Monster Worldwide, Inc.†#	83,512	461,821
On Assignment, Inc.†	29,578	770,211
Resources Connection, Inc.	29,271	320,810
Team Health Holdings, Inc.†	19,547	763,701
TrueBlue, Inc.†	27,824	654,977

		5,774,301

Identification Systems — 0.1%
Brady Corp., Class A	33,782	1,099,266
Checkpoint Systems, Inc.†	27,840	380,295

		1,479,561

Independent Power Producers — 0.0%
Ormat Technologies, Inc.#	12,234	279,180

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.2%
Cognex Corp.	29,503	$1,325,570
Hurco Cos., Inc.†	4,436	127,313
Intermec, Inc.†	41,316	407,376

		1,860,259

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A	19,345	920,822
Woodward, Inc.	47,625	1,864,519

		2,785,341

Instruments - Scientific — 0.2%
FEI Co.	26,130	1,881,622
Fluidigm Corp.†	16,732	285,113

		2,166,735

Insurance Brokers — 0.0%
Crawford & Co., Class B	18,049	122,733
eHealth, Inc.†	14,411	354,799

		477,532

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.	43,641	706,984
CNO Financial Group, Inc.	138,530	1,709,460
FBL Financial Group, Inc., Class A	6,626	272,262
Health Insurance Innovations, Inc.†#	3,053	30,652
Independence Holding Co.	5,626	63,068
Kansas City Life Insurance Co.#	2,842	107,655
National Western Life Insurance Co., Class A	1,509	295,749
Phoenix Cos., Inc.†	4,005	168,851
Primerica, Inc.	30,516	1,074,774
Symetra Financial Corp.	53,317	744,305

		5,173,760

Insurance - Multi-line — 0.1%
Citizens, Inc.†	26,808	162,993
Eastern Insurance Holdings, Inc.	4,571	84,244
Fortegra Financial Corp.†	4,608	33,684
Horace Mann Educators Corp.	27,318	663,827
United Fire Group, Inc.	13,862	372,195

		1,316,943

Insurance - Property/Casualty — 1.1%
American Safety Insurance Holdings, Ltd.†	6,224	149,127
AMERISAFE, Inc.	12,501	424,159
Amtrust Financial Services, Inc.#	18,482	610,460
Baldwin & Lyons, Inc., Class B	6,279	148,750
Donegal Group, Inc., Class A	5,381	79,639
EMC Insurance Group, Inc.#	3,087	85,603
Employers Holdings, Inc.	21,774	538,689
Enstar Group, Ltd.†	5,813	734,007
First American Financial Corp.	73,118	1,746,058
Global Indemnity PLC†	7,076	160,342
Hallmark Financial Services, Inc.†	9,817	89,237
Hilltop Holdings, Inc.†	27,328	437,248
Homeowners Choice, Inc.#	5,792	201,330
Infinity Property & Casualty Corp.	8,135	469,796
Investors Title Co.	852	61,037
Meadowbrook Insurance Group, Inc.	34,791	279,024
National Interstate Corp.	4,292	124,511
Navigators Group, Inc.†	6,876	401,008
OneBeacon Insurance Group, Ltd., Class A	15,633	222,301
RLI Corp.	14,608	1,096,769
Safety Insurance Group, Inc.	8,737	457,469
Selective Insurance Group, Inc.	37,747	895,736
State Auto Financial Corp.	10,178	185,850

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty (continued)
Stewart Information Services Corp.	13,744	$380,571
Tower Group International Ltd	27,142	524,655
Universal Insurance Holdings, Inc.#	12,865	85,810

		10,589,186

Insurance - Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	19,540	773,995
Greenlight Capital Re, Ltd., Class A†	19,353	468,149
Maiden Holdings, Ltd.	34,538	368,866
Montpelier Re Holdings, Ltd.	32,647	815,849
Platinum Underwriters Holdings, Ltd.	22,579	1,289,261

		3,716,120

Internet Application Software — 0.2%
Bazaarvoice, Inc.†#	7,534	56,430
Brightcove, Inc.†	4,078	30,503
Dealertrack Technologies, Inc.†	29,231	942,408
IntraLinks Holdings, Inc.†	25,110	154,175
Lionbridge Technologies, Inc.†	38,768	114,753
RealNetworks, Inc.†	15,057	109,314
VirnetX Holding Corp.†#	28,901	684,665
Vocus, Inc.†	14,207	124,169

		2,216,417

Internet Connectivity Services — 0.1%
Ambient Corp.†	1,864	3,206
Boingo Wireless, Inc.†	10,877	78,858
Cogent Communications Group, Inc.#	32,251	886,580
Envivio, Inc.†#	5,343	8,870
Internap Network Services Corp.†	36,538	291,573
PC-Tel, Inc.	12,718	93,223

		1,362,310

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	38,961	92,337
Shutterstock, Inc.†#	3,564	168,720

		261,057

Internet Content - Information/News — 0.3%
Bankrate, Inc.†	31,815	455,273
Dice Holdings, Inc.†	29,120	262,662
HealthStream, Inc.†	13,451	360,218
Travelzoo, Inc.†	4,914	141,228
WebMD Health Corp.†	34,892	1,030,012
XO Group, Inc.†	18,038	186,513
Yelp, Inc.†	5,811	173,226

		2,609,132

Internet Incubators — 0.1%
ICG Group, Inc.†	25,650	284,972
ModusLink Global Solutions, Inc.†	27,172	77,984
Safeguard Scientifics, Inc.†	14,321	225,985

		588,941

Internet Infrastructure Equipment — 0.0%
CyrusOne, Inc.	13,068	283,314

Internet Infrastructure Software — 0.1%
Responsys, Inc.†	24,610	240,686
support.com, Inc.†#	33,546	160,350
Unwired Planet, Inc.†	59,762	123,109

		524,145

Internet Security — 0.2%
iPass, Inc.†	35,761	60,794
Sourcefire, Inc.†	21,411	1,198,159

Security Description	Shares	Value (Note 2)

Internet Security (continued)
VASCO Data Security International, Inc.†	19,415	$162,698
Zix Corp.†	41,990	167,540

		1,589,191

Internet Telephone — 0.1%
BroadSoft, Inc.†#	18,928	524,684
magicJack VocalTec, Ltd.†#	9,771	145,881

		670,565

Investment Companies — 0.9%
Apollo Investment Corp.#	154,481	1,280,647
BlackRock Kelso Capital Corp.#	50,662	504,594
Capital Southwest Corp.	2,048	282,399
Fifth Street Finance Corp.	82,285	863,992
Gladstone Capital Corp.	14,464	121,642
Golub Capital BDC, Inc.#	12,723	222,780
KCAP Financial, Inc.#	17,474	192,389
Main Street Capital Corp.#	21,064	610,856
MCG Capital Corp.	50,133	248,158
Medallion Financial Corp.	12,322	183,105
MVC Capital, Inc.	16,473	209,537
New Mountain Finance Corp.#	17,135	260,966
NGP Capital Resources Co.#	14,896	101,293
OFS Capital Corp.#	4,592	52,670
PennantPark Investment Corp.	45,123	502,670
Prospect Capital Corp.	148,509	1,543,009
Solar Capital, Ltd.	30,801	708,423
Solar Senior Capital, Ltd.	7,923	146,734
Stellus Capital Investment Corp.#	6,124	92,166
TCP Capital Corp.	3,964	63,424
THL Credit, Inc.	10,370	157,313
TICC Capital Corp.#	35,821	351,404
Triangle Capital Corp.#	18,777	533,642

		9,233,813

Investment Management/Advisor Services — 0.5%
Calamos Asset Management, Inc., Class A	13,247	139,358
CIFC Corp.†#	4,412	33,928
Cohen & Steers, Inc.#	12,710	479,675
Financial Engines, Inc.	33,488	1,444,003
GAMCO Investors, Inc., Class A	4,439	236,821
Manning & Napier, Inc.	9,357	186,111
Medley Capital Corp.#	19,702	286,664
National Financial Partners Corp.†	27,966	705,023
Pzena Investment Management, Inc., Class A	6,739	45,690
Virtus Investment Partners, Inc.†	4,168	966,393
Westwood Holdings Group, Inc.	4,578	195,664
WisdomTree Investments, Inc.†	40,344	501,879

		5,221,209

Lasers - System/Components — 0.3%
Coherent, Inc.	16,303	935,792
Electro Scientific Industries, Inc.	15,783	179,137
II-VI, Inc.†	36,213	601,136
Newport Corp.†	26,317	346,332
Rofin-Sinar Technologies, Inc.†	19,661	526,128

		2,588,525

Leisure Products — 0.3%
Brunswick Corp.	61,514	2,065,025
Johnson Outdoors, Inc., Class A†	3,902	96,574
Marine Products Corp.	7,140	52,622
WMS Industries, Inc.†	37,937	961,703

		3,175,924

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	29,162	$2,189,191
Universal Display Corp.†#	27,359	814,751

		3,003,942

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	12,974	626,774
UniFirst Corp.	9,983	947,387

		1,574,161

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	8,040	102,510

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	13,823	488,228
Hyster-Yale Materials Handling, Inc.	7,590	469,062

		957,290

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	32,284	1,091,522

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,770	202,725
Lindsay Corp.#	8,755	711,344

		914,069

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	19,018	603,631
Altra Holdings, Inc.	18,552	534,483
Applied Industrial Technologies, Inc.	29,063	1,397,058
Chart Industries, Inc.†	20,594	2,003,384
DXP Enterprises, Inc.†	6,060	357,964
Flow International Corp.†	32,963	130,863
Intevac, Inc.†	16,022	77,066
Kadant, Inc.	8,043	240,647
Middleby Corp.†	12,895	2,108,204
Tennant Co.	12,978	640,335
Twin Disc, Inc.	5,872	146,389

		8,240,024

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.†	13,362	282,606
NACCO Industries, Inc., Class A	3,795	212,596

		495,202

Machinery - Print Trade — 0.0%
ExOne Co.†#	4,197	208,255

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	10,467	306,264

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	11,838	188,224

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp.	40,713	337,918
Odyssey Marine Exploration, Inc.†#	53,355	175,004

		512,922

Medical Imaging Systems — 0.0%
Merge Healthcare, Inc.†#	40,652	134,152

Medical Information Systems — 0.4%
athenahealth, Inc.†#	24,688	2,087,370
Computer Programs & Systems, Inc.#	7,620	381,610
Greenway Medical Technologies†#	5,447	65,364
Medidata Solutions, Inc.†	16,106	1,111,636
Quality Systems, Inc.	27,239	487,033

		4,133,013

Security Description	Shares	Value (Note 2)

Medical Instruments — 0.9%
Abaxis, Inc.	14,939	$657,465
AngioDynamics, Inc.†	16,908	183,959
ArthroCare Corp.†	19,049	646,333
AtriCure, Inc.†	12,402	112,238
Cardiovascular Systems, Inc.†	12,702	261,026
Conceptus, Inc.†	21,611	669,509
CONMED Corp.	19,485	641,641
CryoLife, Inc.	18,979	117,480
DexCom, Inc.†	47,214	983,468
Endologix, Inc.†	38,107	512,158
Genomic Health, Inc.†#	11,052	403,177
Integra LifeSciences Holdings Corp.†	13,434	509,014
MAKO Surgical Corp.†#	27,126	335,277
Natus Medical, Inc.†	20,281	285,759
Navidea Biopharmaceuticals, Inc.†#	73,572	178,044
NuVasive, Inc.†	29,738	645,909
Solta Medical, Inc.†	47,163	101,401
Spectranetics Corp.†	27,946	522,590
SurModics, Inc.†	8,819	209,363
Symmetry Medical, Inc.†	25,248	235,564
Vascular Solutions, Inc.†	11,245	170,587
Volcano Corp.†	36,708	701,123

		9,083,085

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†#	16,932	522,352

Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	8,493	211,561
Palomar Medical Technologies, Inc.†	13,451	181,992
PhotoMedex, Inc.†#	9,027	147,230

		540,783

Medical Products — 1.0%
ABIOMED, Inc.†	23,019	496,520
Accuray, Inc.†#	49,107	263,705
Alphatec Holdings, Inc.†	37,651	73,419
Atrion Corp.	1,089	240,103
Cantel Medical Corp.	14,597	496,882
Cerus Corp.†#	44,484	228,648
Chindex International, Inc.†	7,959	128,936
Cyberonics, Inc.†	18,968	904,963
EnteroMedics, Inc.†#	24,861	32,817
Exactech, Inc.†	5,916	107,671
Globus Medical, Inc., Class A†#	6,600	96,360
Greatbatch, Inc.†	16,287	524,604
Haemonetics Corp.†	34,906	1,440,920
Hanger, Inc.†	23,498	749,821
Invacare Corp.	21,916	339,698
Luminex Corp.†	28,716	553,357
NxStage Medical, Inc.†	35,650	497,317
Orthofix International NV†	12,900	356,556
Rockwell Medical, Inc.†	26,984	111,444
Tornier NV†	10,977	173,546
West Pharmaceutical Services, Inc.	23,331	1,599,340
Wright Medical Group, Inc.†	30,371	760,186
Zeltiq Aesthetics, Inc.†#	11,656	60,495

		10,237,308

Medical Sterilization Products — 0.2%
STERIS Corp.	39,814	1,805,167

Medical - Biomedical/Gene — 2.4%
Acorda Therapeutics, Inc.†	27,616	923,755
Aegerion Pharmaceuticals, Inc.†#	19,404	1,413,193
Affymax, Inc.†#	24,870	51,481

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Agenus, Inc.†#	16,851	$67,909
Alnylam Pharmaceuticals, Inc.†	37,900	1,160,877
AMAG Pharmaceuticals, Inc.†	14,710	272,135
Arena Pharmaceuticals, Inc.†#	149,334	1,320,113
Arqule, Inc.†	40,570	109,945
Astex Pharmaceuticals†	64,131	311,035
BioCryst Pharmaceuticals, Inc.†#	33,866	57,911
BioTime, Inc.†#	23,295	110,651
Cambrex Corp.†	20,402	280,731
Celldex Therapeutics, Inc.†#	55,510	709,973
Coronado Biosciences, Inc.†#	13,030	128,736
Cubist Pharmaceuticals, Inc.†	43,623	2,397,084
Curis, Inc.†#	54,420	204,075
Dendreon Corp.†#	106,063	424,252
Discovery Laboratories, Inc.†#	29,872	53,471
Dynavax Technologies Corp.†#	125,959	328,753
Emergent Biosolutions, Inc.†	17,832	253,214
Enzon Pharmaceuticals, Inc.	26,738	81,818
Exact Sciences Corp.†#	43,849	492,863
Exelixis, Inc.†#	126,244	611,021
Geron Corp.†#	90,974	99,162
GTx, Inc.†#	18,211	107,627
Halozyme Therapeutics, Inc.†#	61,801	436,933
Harvard Bioscience, Inc.†	17,060	86,665
ImmunoGen, Inc.†#	57,469	1,055,705
Immunomedics, Inc.†#	49,669	194,206
Intercept Pharmaceuticals, Inc.†	3,247	108,580
InterMune, Inc.†#	56,060	553,873
KYTHERA Biopharmaceuticals, Inc.†#	3,485	74,544
Lexicon Pharmaceuticals, Inc.†#	145,638	348,075
Ligand Pharmaceuticals, Inc., Class B†#	11,988	358,561
Maxygen, Inc.	19,118	45,310
Medicines Co.†	37,969	1,222,981
Merrimack Pharmaceuticals, Inc.†	10,474	58,026
Momenta Pharmaceuticals, Inc.†	32,255	424,476
NewLink Genetics Corp.†#	10,770	175,659
Novavax, Inc.†#	89,361	170,679
NPS Pharmaceuticals, Inc.†	63,810	1,005,007
Omeros Corp.†#	17,782	94,245
OncoGenex Pharmaceutical, Inc.†	10,014	103,144
Oncothyreon, Inc.†#	39,347	72,792
Pacific Biosciences of California, Inc.†	25,534	67,665
PDL BioPharma, Inc.#	96,346	794,854
Repligen Corp.†#	21,245	175,909
Rigel Pharmaceuticals, Inc.†	58,737	271,365
RTI Biologics, Inc.†	38,455	155,743
Sangamo Biosciences, Inc.†#	36,219	289,752
Seattle Genetics, Inc.†	65,463	2,246,690
Sequenom, Inc.†#	78,890	326,605
Spectrum Pharmaceuticals, Inc.#	40,996	336,577
Sunesis Pharmaceuticals, Inc.†#	20,395	109,929
Transcept Pharmaceuticals, Inc.†	8,682	25,699
Trius Therapeutics, Inc.†#	21,180	162,451
Verastem, Inc.†	4,351	41,596
Vical, Inc.†#	52,314	183,099
XOMA Corp.†	56,092	235,586
ZIOPHARM Oncology, Inc.†#	45,789	100,278

		24,085,044

Medical - Drugs — 1.8%
Achillion Pharmaceuticals, Inc.†	50,071	417,592
Akorn, Inc.†#	39,167	569,097
Alkermes PLC†	84,321	2,635,031
Amicus Therapeutics, Inc.†#	20,762	69,138

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Ampio Pharmaceuticals, Inc.†#	17,694	$100,502
Anacor Pharmaceuticals, Inc.†#	11,130	60,881
Array BioPharma, Inc.†	79,987	467,124
Auxilium Pharmaceuticals, Inc.†	33,321	497,149
BioSpecifics Technologies Corp.†#	3,414	54,249
Cadence Pharmaceuticals, Inc.†	41,417	275,423
Cempra, Inc.†#	2,911	23,404
ChemoCentryx, Inc.†	3,736	50,473
Clovis Oncology, Inc.†	9,412	344,291
Corcept Therapeutics, Inc.†#	33,909	61,714
Cumberland Pharmaceuticals, Inc.†#	8,182	39,683
Cytori Therapeutics, Inc.†#	42,154	103,699
Durata Therapeutics, Inc.†#	5,948	43,718
Endocyte, Inc.†#	20,388	279,112
Furiex Pharmaceuticals, Inc.†	5,071	187,475
Hi-Tech Pharmacal Co., Inc.	7,374	235,673
Hyperion Therapeutics, Inc.†	2,935	58,905
Idenix Pharmaceuticals, Inc.†#	62,053	294,131
Infinity Pharmaceuticals, Inc.†	20,542	553,607
Ironwood Pharmaceuticals, Inc.†#	57,515	767,825
Jazz Pharmaceuticals PLC†	28,602	1,944,078
Keryx Biopharmaceuticals, Inc.†#	56,061	449,049
Lannett Co., Inc.†	10,999	126,159
Opko Health, Inc.†#	73,583	486,384
Optimer Pharmaceuticals, Inc.†#	32,408	482,231
Orexigen Therapeutics, Inc.†#	56,762	359,304
Pacira Pharmaceuticals, Inc.†#	12,708	372,344
Pain Therapeutics, Inc.	26,157	69,839
Pernix Therapeutics Holdings†#	6,946	25,075
PharMerica Corp.†	20,317	317,148
Pozen, Inc.†	18,317	97,080
Progenics Pharmaceuticals, Inc.†	31,448	125,163
Raptor Pharmaceutical Corp.†#	35,646	270,553
Regulus Therapeutics, Inc.†	8,919	79,914
Repros Therapeutics, Inc.†#	12,841	222,406
Sagent Pharmaceuticals, Inc.†	6,461	116,363
Santarus, Inc.†	37,694	839,445
Sciclone Pharmaceuticals, Inc.†	39,118	188,158
SIGA Technologies, Inc.†#	24,220	90,341
Sucampo Pharmaceuticals, Inc., Class A†	7,473	63,296
Supernus Pharmaceuticals, Inc.†#	2,958	20,440
Synergy Pharmaceuticals, Inc.†#	28,301	144,335
Synta Pharmaceuticals Corp.†#	27,379	202,057
Targacept, Inc.†	18,748	105,551
TESARO, Inc.†	3,779	129,280
Vanda Pharmaceuticals, Inc.†#	19,441	177,496
Ventrus Biosciences, Inc.†#	13,502	34,835
ViroPharma, Inc.†	45,394	1,248,335
Vivus, Inc.†#	68,669	1,009,434
XenoPort, Inc.†	29,578	162,679
Zogenix, Inc.†#	37,547	55,945

		18,204,613

Medical - Generic Drugs — 0.1%
Acura Pharmaceuticals, Inc.†#	8,339	18,846
Impax Laboratories, Inc.†	46,152	874,581
KaloBios Pharmaceuticals, Inc.†	6,026	34,107

		927,534

Medical - HMO — 0.6%
Centene Corp.†	35,446	1,754,577
Magellan Health Services, Inc.†	18,812	1,025,254
Molina Healthcare, Inc.†	20,623	779,549
Triple-S Management Corp., Class B†	13,356	282,747

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - HMO (continued)
Universal American Corp.	25,878	$236,007
WellCare Health Plans, Inc.†	29,677	1,547,359

		5,625,493

Medical - Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	18,567	619,952
Select Medical Holdings Corp.	24,094	190,343
Vanguard Health Systems, Inc.†	21,894	291,628

		1,101,923

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc., Class A	13,336	158,698
Ensign Group, Inc.	11,979	432,083
Kindred Healthcare, Inc.†	36,434	491,859
National Healthcare Corp.#	7,261	344,825
Skilled Healthcare Group, Inc., Class A†	13,181	93,453

		1,520,918

Medical - Outpatient/Home Medical — 0.3%
Air Methods Corp.#	26,512	992,609
Almost Family, Inc.	5,681	112,314
Amedisys, Inc.†	20,750	255,640
Amsurg Corp.†	21,789	774,163
Gentiva Health Services, Inc.†	20,961	223,444
LHC Group, Inc.†	10,204	224,386

		2,582,556

Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	5,863	107,645
CIRCOR International, Inc.	11,986	612,485
Dynamic Materials Corp.	9,286	149,505
Haynes International, Inc.	8,461	414,081
Kaydon Corp.	22,068	596,719
LB Foster Co., Class A	6,276	278,089
Mueller Industries, Inc.	13,658	743,678
NN, Inc.	11,725	108,573
RBC Bearings, Inc.†	15,278	748,011
Rexnord Corp.†	19,839	395,590
RTI International Metals, Inc.†#	20,880	605,729
Sun Hydraulics Corp.	14,232	461,828
Worthington Industries, Inc.	35,983	1,237,095

		6,459,028

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	11,499	203,532
Olympic Steel, Inc.	6,281	159,098

		362,630

Metal Products - Fasteners — 0.0%
Eastern Co.	4,280	63,258

Metal - Aluminum — 0.1%
Century Aluminum Co.†	35,455	351,359
Kaiser Aluminum Corp.	13,289	843,054
Noranda Aluminum Holding Corp.	22,946	92,702

		1,287,115

Metal - Copper — 0.0%
Revett Minerals, Inc.†#	17,560	15,628

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	6,514	221,476
FreightCar America, Inc.	8,241	149,492
Hillenbrand, Inc.	37,978	906,155
John Bean Technologies Corp.	19,923	430,337

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing (continued)
Movado Group, Inc.	12,121	$437,568
Trimas Corp.†	22,179	715,273

		2,860,301

Motion Pictures & Services — 0.2%
Lions Gate Entertainment Corp.†#	54,748	1,576,742

Multimedia — 0.2%
Demand Media, Inc.†	20,633	176,825
Entravision Communications Corp., Class A	34,928	161,717
EW Scripps Co., Class A†	20,570	280,780
Journal Communications, Inc., Class A†	27,815	184,135
Martha Stewart Living Omnimedia, Class A†	19,127	45,905
Meredith Corp.#	24,949	1,022,410

		1,871,772

Networking Products — 0.5%
Anixter International, Inc.†	19,427	1,490,634
Black Box Corp.	11,388	306,451
Calix, Inc.†	27,033	283,306
Extreme Networks, Inc.†	64,845	230,848
Infinera Corp.†#	79,477	836,893
Ixia†	29,043	456,556
LogMeIn, Inc.†	15,199	386,815
NeoPhotonics Corp.†	13,466	86,586
NETGEAR, Inc.†	26,158	870,538
Parkervision, Inc.†#	55,090	240,192
Procera Networks, Inc.†#	14,143	208,751

		5,397,570

Non - Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	42,334	519,438
Horsehead Holding Corp.†	30,172	347,280
Materion Corp.	14,065	419,137
Uranerz Energy Corp.†#	45,437	59,068
Uranium Energy Corp.†#	58,350	124,869
US Antimony Corp.†#	37,020	52,939

		1,522,731

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	25,771	103,342

Office Furnishings - Original — 0.4%
CompX International, Inc.#	784	9,800
Herman Miller, Inc.	40,174	1,129,291
HNI Corp.	31,361	1,153,144
Interface, Inc.	40,343	677,762
Knoll, Inc.	33,015	517,015
Steelcase, Inc., Class A	52,397	725,175

		4,212,187

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	77,817	556,392

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†	109,133	754,109
Parker Drilling Co.†	81,004	361,278
Vantage Drilling Co.†	131,879	253,208

		1,368,595

Oil Companies - Exploration & Production — 2.5%
Abraxas Petroleum Corp.†#	56,852	132,465
Apco Oil and Gas International, Inc.†	6,286	77,192
Approach Resources, Inc.†#	22,911	577,128
Berry Petroleum Co., Class A	36,062	1,561,845
Bill Barrett Corp.†#	33,134	747,834

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Bonanza Creek Energy, Inc.†	6,824	$253,512
BPZ Resources, Inc.†#	72,030	139,018
Callon Petroleum Co.†	27,167	101,061
Carrizo Oil & Gas, Inc.†	27,262	699,543
Clayton Williams Energy, Inc.†	4,063	177,269
Comstock Resources, Inc.	33,139	534,532
Contango Oil & Gas Co.	8,789	307,439
Crimson Exploration, Inc.†	14,639	42,160
Diamondback Energy, Inc.†#	9,901	334,357
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Emerald Oil, Inc.†	11,040	67,454
Endeavour International Corp.†#	32,072	104,555
Energy XXI Bermuda, Ltd.#	54,323	1,386,866
EPL Oil & Gas, Inc.†	19,104	581,717
Evolution Petroleum Corp.†	11,400	120,954
Forest Oil Corp.†#	81,113	369,064
FX Energy, Inc.†#	36,453	149,093
Gastar Exploration, Ltd.†	40,617	100,730
Goodrich Petroleum Corp.†#	17,897	224,786
Gulfport Energy Corp.†	52,467	2,502,151
Halcon Resources Corp.†#	76,712	405,039
Harvest Natural Resources, Inc.†	27,153	78,744
Isramco, Inc.†	707	69,109
Kodiak Oil & Gas Corp.†	181,507	1,593,632
Magnum Hunter Resources Corp.†#	101,479	348,073
Matador Resources Co.†	9,711	96,916
McMoRan Exploration Co.†	69,882	1,162,138
Midstates Petroleum Co., Inc.†	16,545	113,002
Miller Energy Resources, Inc.†#	21,324	85,936
Northern Oil and Gas, Inc.†#	43,742	576,082
Oasis Petroleum, Inc.†	55,020	2,044,543
Panhandle Oil and Gas, Inc., Class A#	4,807	140,364
PDC Energy, Inc.†	20,611	1,055,077
Penn Virginia Corp.	37,945	176,824
PetroQuest Energy, Inc.†	38,969	178,478
Quicksilver Resources, Inc.†#	80,885	179,565
Resolute Energy Corp.†	41,220	347,072
Rex Energy Corp.†	29,726	493,749
Rosetta Resources, Inc.†	41,269	1,933,865
Sanchez Energy Corp.†#	7,975	174,413
Stone Energy Corp.†	34,074	767,006
Swift Energy Co.†#	29,510	400,156
Synergy Resources Corp.†	26,949	182,445
Triangle Petroleum Corp.†	30,472	164,549
Vaalco Energy, Inc.†	39,841	243,827
W&T Offshore, Inc.#	23,915	352,507
Warren Resources, Inc.†	49,379	144,681
ZaZa Energy Corp.†#	17,093	23,930

		24,824,447

Oil Field Machinery & Equipment — 0.7%
Bolt Technology Corp.	5,907	96,284
Dril-Quip, Inc.†	27,681	2,503,747
Flotek Industries, Inc.†	34,070	592,477
Forum Energy Technologies, Inc.†	16,524	490,598
Gulf Island Fabrication, Inc.	9,908	204,402
Lufkin Industries, Inc.	23,139	2,042,248
Mitcham Industries, Inc.†	8,761	136,759
Natural Gas Services Group, Inc.†	8,478	190,585
Thermon Group Holdings, Inc.†	10,132	200,310

		6,457,410

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,449	$90,765
Alon USA Energy, Inc.	7,443	136,281
Arabian American Development Co.†	13,751	101,758
CVR Energy, Inc.#	11,419	717,228
CVR Energy, Inc. (CVR)(1)(2)	61,322	0
Delek US Holdings, Inc.	11,705	421,731
Western Refining, Inc.#	37,098	1,237,960

		2,705,723

Oil - Field Services — 1.0%
Basic Energy Services, Inc.†	21,243	283,594
C&J Energy Services, Inc.†#	30,701	571,039
Cal Dive International, Inc.†#	66,190	137,013
Edgen Group, Inc.†	10,320	68,009
Exterran Holdings, Inc.†	44,651	1,291,307
Forbes Energy Services, Ltd.†#	10,159	34,236
Helix Energy Solutions Group, Inc.†	72,760	1,736,054
Hornbeck Offshore Services, Inc.†	24,318	1,265,022
Key Energy Services, Inc.†	104,010	673,985
Matrix Service Co.†	17,722	292,236
Newpark Resources, Inc.†	61,917	690,374
Pioneer Energy Services Corp.†	42,620	297,488
Targa Resources Corp.	19,965	1,286,145
Tesco Corp.†	20,902	266,709
TETRA Technologies, Inc.†	53,428	556,185
Willbros Group, Inc.†	26,804	180,391

		9,629,787

Optical Recognition Equipment — 0.0%
Digimarc Corp.	4,885	112,404

Optical Supplies — 0.0%
Staar Surgical Co.†	25,010	222,589

Paper & Related Products — 0.7%
Boise, Inc.	69,213	557,857
Buckeye Technologies, Inc.	27,142	1,011,582
Clearwater Paper Corp.†	16,104	770,254
KapStone Paper and Packaging Corp.	27,827	807,261
Neenah Paper, Inc.	10,899	342,338
Orchids Paper Products Co.	3,964	99,179
P.H. Glatfelter Co.	29,452	728,348
Resolute Forest Products, Inc.†#	55,792	849,154
Schweitzer-Mauduit International, Inc.	21,497	1,033,146
Wausau Paper Corp.	30,361	354,617

		6,553,736

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	35,963	1,073,855
Masimo Corp.	34,387	744,479

		1,818,334

Pharmacy Services — 0.0%
BioScrip, Inc.†	34,367	480,451

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.†	59,954	1,756,053
U.S. Physical Therapy, Inc.	8,104	227,722

		1,983,775

Physicians Practice Management — 0.1%
Healthways, Inc.†	23,008	309,458
IPC The Hospitalist Co., Inc.†#	11,415	556,595

		866,053

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pipelines — 0.2%
Crosstex Energy, Inc.	28,080	$534,924
SemGroup Corp., Class A	28,788	1,506,188

		2,041,112

Platinum — 0.1%
Stillwater Mining Co.†	79,728	955,939

Pollution Control — 0.0%
ADA-ES, Inc.†	6,201	231,607
CECO Environmental Corp.	4,939	59,614
GSE Holding, Inc.†	5,540	35,401
Met-Pro Corp.#	10,110	135,777

		462,399

Poultry — 0.2%
Pilgrim’s Pride Corp.†	41,552	496,962
Sanderson Farms, Inc.	15,820	1,090,314

		1,587,276

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	27,365	503,516
Capstone Turbine Corp.†#	205,603	238,500
Generac Holdings, Inc.	17,034	689,877
Powell Industries, Inc.†	6,155	291,008
Power-One, Inc.†	46,201	292,452
SunPower Corp.†#	27,386	528,550
Vicor Corp.†	13,534	72,948

		2,616,851

Precious Metals — 0.1%
Coeur Mining, Inc.†	69,760	989,894
Paramount Gold and Silver Corp.†#	89,940	134,910

		1,124,804

Printing - Commercial — 0.5%
ARC Document Solutions, Inc.†	25,162	96,119
Cenveo, Inc.†#	37,177	81,789
Consolidated Graphics, Inc.†	5,144	240,019
Deluxe Corp.	35,120	1,313,488
Ennis, Inc.	18,013	308,203
Multi-Color Corp.	9,300	273,327
Quad/Graphics, Inc.#	17,348	404,208
Valassis Communications, Inc.#	27,394	711,970
VistaPrint NV†#	23,535	1,081,433

		4,510,556

Private Equity — 0.0%
Fidus Investment Corp.	9,421	179,187
Gladstone Investment Corp.#	17,963	130,591

		309,778

Protection/Safety — 0.0%
Landauer, Inc.	6,511	346,255

Publishing - Books — 0.1%
Courier Corp.#	6,677	90,473
Scholastic Corp.	17,861	540,117

		630,590

Publishing - Newspapers — 0.1%
Daily Journal Corp.†#	671	75,622
Dolan Co.†	21,059	31,378
McClatchy Co., Class A†#	39,919	99,797
New York Times Co., Class A†#	93,807	991,540

		1,198,337

Security Description	Shares	Value (Note 2)

Publishing - Periodicals — 0.0%
Value Line, Inc.#	906	$8,227

Racetracks — 0.2%
Churchill Downs, Inc.	8,963	752,354
International Speedway Corp., Class A	19,083	661,417
Speedway Motorsports, Inc.	8,023	145,778

		1,559,549

Radio — 0.1%
Beasley Broadcasting Group, Inc., Class A Class A	3,032	22,194
Cumulus Media, Inc., Class A†#	42,567	157,924
Entercom Communications Corp., Class A†#	16,823	156,117
Saga Communications, Inc., Class A	3,219	148,235
Salem Communications Corp., Class A	6,967	51,974

		536,444

Real Estate Investment Trusts — 8.3%
Acadia Realty Trust	36,826	954,530
AG Mortgage Investment Trust, Inc.#	18,562	424,884
Agree Realty Corp.	9,065	302,136
Alexander’s, Inc.	1,445	439,844
American Assets Trust, Inc.	22,764	733,001
American Capital Mortgage Investment Corp.	40,617	855,800
AmREIT, Inc., Class B	2,824	56,141
Anworth Mortgage Asset Corp.	94,490	531,979
Apollo Commercial Real Estate Finance, Inc.	21,559	359,389
Apollo Residential Mortgage, Inc.	21,357	407,064
Ares Commercial Real Estate Corp.#	5,304	85,978
ARMOUR Residential REIT, Inc.#	257,624	1,329,340
Ashford Hospitality Trust, Inc.	36,750	485,467
Associated Estates Realty Corp.	34,090	560,099
Campus Crest Communities, Inc.	44,362	561,179
CapLease, Inc.	61,071	526,432
Capstead Mortgage Corp.	67,950	834,426
Cedar Realty Trust, Inc.	41,289	237,412
Chatham Lodging Trust	11,990	222,415
Chesapeake Lodging Trust	33,455	754,410
Colonial Properties Trust	60,557	1,338,915
Colony Financial, Inc.	44,488	985,409
Coresite Realty Corp.#	14,148	454,434
Cousins Properties, Inc.	71,763	740,594
CubeSmart	92,013	1,440,003
CYS Investments, Inc.	120,497	1,238,709
DCT Industrial Trust, Inc.#	187,899	1,386,695
DiamondRock Hospitality Co.	129,437	1,230,946
DuPont Fabros Technology, Inc.#	42,235	1,023,354
Dynex Capital, Inc.#	37,429	380,653
EastGroup Properties, Inc.	20,612	1,211,367
Education Realty Trust, Inc.	77,841	814,217
EPR Properties	32,249	1,690,493
Equity One, Inc.	37,783	881,477
Excel Trust, Inc.	30,784	411,274
FelCor Lodging Trust, Inc.†	85,561	527,056
First Industrial Realty Trust, Inc.	74,031	1,250,384
First Potomac Realty Trust	39,708	543,205
Franklin Street Properties Corp.	60,189	819,774
Geo Group, Inc.	48,985	1,705,658
Getty Realty Corp.	17,664	370,237
Gladstone Commercial Corp.#	7,538	147,293
Glimcher Realty Trust	96,050	1,121,864
Government Properties Income Trust	29,619	720,038
Gramercy Property Trust, Inc.†	31,614	142,895
Gyrodyne Co. of America, Inc.#	820	59,983
Healthcare Realty Trust, Inc.	60,064	1,598,303
Hersha Hospitality Trust	118,438	677,465

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	54,088	$1,969,885
Hudson Pacific Properties, Inc.	29,639	639,906
Inland Real Estate Corp.	52,696	541,188
Invesco Mortgage Capital, Inc.	91,911	1,714,140
Investors Real Estate Trust	62,576	563,184
iStar Financial, Inc.†#	58,102	691,995
JAVELIN Mortgage Investment Corp.	8,970	138,048
Kite Realty Group Trust	54,092	328,338
LaSalle Hotel Properties	65,749	1,735,774
Lexington Realty Trust	105,213	1,324,632
LTC Properties, Inc.	23,878	993,564
Medical Properties Trust, Inc.	103,125	1,530,375
Monmouth Real Estate Investment Corp., Class A	27,713	284,335
National Health Investors, Inc.#	16,860	1,049,872
New York Mortgage Trust, Inc.#	43,807	296,135
NorthStar Realty Finance Corp.	133,347	1,124,115
Omega Healthcare Investors, Inc.	77,174	2,501,209
One Liberty Properties, Inc.	7,903	209,034
Parkway Properties, Inc.	18,214	312,917
Pebblebrook Hotel Trust	41,856	1,098,301
Pennsylvania Real Estate Investment Trust	46,746	929,778
PennyMac Mortgage Investment Trust	40,571	878,362
Potlatch Corp.	27,779	1,262,000
PS Business Parks, Inc.	12,685	967,992
RAIT Financial Trust#	48,074	368,728
Ramco-Gershenson Properties Trust	41,052	640,822
Redwood Trust, Inc.	54,449	1,043,243
Resource Capital Corp.	85,600	529,864
Retail Opportunity Investments Corp.	45,662	641,094
RLJ Lodging Trust	84,532	1,957,761
Rouse Properties, Inc.#	15,253	306,738
Ryman Hospitality Properties#	22,583	864,026
Sabra Health Care REIT, Inc.	25,519	690,289
Saul Centers, Inc.	5,211	233,401
Select Income REIT	7,981	217,323
Silver Bay Realty Trust Corp.#	20,742	369,830
Sovran Self Storage, Inc.	21,011	1,362,984
Spirit Realty Capital, Inc.	22,970	461,008
STAG Industrial, Inc.	25,057	551,254
Starwood Property Trust, Inc.	114,225	2,897,888
Strategic Hotels & Resorts, Inc.†	124,651	1,002,194
Summit Hotel Properties, Inc.	38,622	381,199
Sun Communities, Inc.	24,701	1,234,309
Sunstone Hotel Investors, Inc.†	111,631	1,346,270
Terreno Realty Corp.	13,208	251,348
Two Harbors Investment Corp.	246,726	2,721,388
UMH Properties, Inc.	9,536	100,509
Universal Health Realty Income Trust	8,186	369,762
Urstadt Biddle Properties, Inc., Class A	17,091	359,936
Washington Real Estate Investment Trust#	45,677	1,270,734
Western Asset Mortgage Capital Corp.#	12,871	236,183
Whitestone REIT, Class B#	9,534	156,453
Winthrop Realty Trust	20,087	249,280

		81,475,518

Real Estate Management/Services — 0.1%
HFF, Inc., Class A	22,468	422,623
Kennedy-Wilson Holdings, Inc.	33,933	582,290

		1,004,913

Real Estate Operations & Development — 0.1%
AV Homes, Inc.†	6,797	89,992
Consolidated-Tomoka Land Co.	2,959	108,004

Security Description	Shares	Value (Note 2)

Real Estate Operations & Development (continued)
Forestar Group, Inc.†	23,873	$550,750
Thomas Properties Group, Inc.#	22,174	119,961

		868,707

Recreational Centers — 0.2%
Life Time Fitness, Inc.†	29,524	1,471,476
Town Sports International Holdings, Inc.	15,969	175,979

		1,647,455

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	8,710	408,412

Recycling — 0.0%
Metalico, Inc.†	27,611	39,760

Rental Auto/Equipment — 0.5%
Avis Budget Group, Inc.†	73,105	2,424,162
Electro Rent Corp.#	12,920	219,769
H&E Equipment Services, Inc.	19,765	442,341
McGrath RentCorp	17,054	563,294
Rent-A-Center, Inc.	40,921	1,496,890

		5,146,456

Research & Development — 0.2%
AVEO Pharmaceuticals, Inc.†#	31,614	80,932
PAREXEL International Corp.†	39,077	1,785,428

		1,866,360

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.†	18,317	810,527
Six Flags Entertainment Corp.	24,084	1,795,944
Vail Resorts, Inc.	24,804	1,588,696

		4,195,167

Retail - Apparel/Shoe — 1.6%
Aeropostale, Inc.†	55,965	817,649
ANN, Inc.†	33,601	1,030,879
bebe stores, Inc.#	25,441	138,908
Body Central Corp.†	11,138	136,886
Brown Shoe Co., Inc.	29,507	613,745
Buckle, Inc.#	19,110	1,022,003
Cato Corp., Class A	18,881	470,137
Children’s Place Retail Stores, Inc.†	16,714	891,358
Destination Maternity Corp.	9,207	229,346
Destination XL Group, Inc.†	28,910	143,394
Express, Inc.†	61,607	1,343,032
Fifth & Pacific Cos., Inc.†	82,527	1,773,505
Finish Line, Inc., Class A	35,002	737,142
Francesca’s Holdings Corp.†#	23,958	684,001
Genesco, Inc.†	16,858	1,139,264
Hot Topic, Inc.	29,054	406,465
Jos. A. Bank Clothiers, Inc.†#	19,173	861,443
Men’s Wearhouse, Inc.	35,066	1,269,389
New York & Co., Inc.†	18,865	104,701
rue21, Inc.†#	10,661	447,655
Shoe Carnival, Inc.	9,837	238,842
Stein Mart, Inc.	18,816	243,291
Tilly’s, Inc.†	6,330	104,572
Vera Bradley, Inc.†#	13,874	326,039
Wet Seal, Inc., Class A†	62,302	309,018
Winmark Corp.	1,566	93,600

		15,576,264

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Appliances — 0.1%
Conn’s, Inc.†	11,621	$572,102
hhgregg, Inc.†#	9,904	154,403

		726,505

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	36,401	449,188

Retail - Automobile — 0.5%
America’s Car-Mart, Inc.†	5,509	248,401
Asbury Automotive Group, Inc.†	19,172	789,886
Group 1 Automotive, Inc.	15,789	1,003,391
Lithia Motors, Inc., Class A	14,927	777,548
Penske Automotive Group, Inc.	29,238	938,832
Rush Enterprises, Inc., Class A†	22,910	588,787
Sonic Automotive, Inc., Class A	29,410	669,666

		5,016,511

Retail - Bedding — 0.0%
Mattress Firm Holding Corp.†#	7,582	272,649

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†	19,527	439,358

Retail - Building Products — 0.2%
Lumber Liquidators Holdings, Inc.†#	18,964	1,557,134
Orchard Supply Hardware Stores Corp., Class A†#	1,309	3,102

		1,560,236

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,146	103,192
Systemax, Inc.	7,611	73,446

		176,638

Retail - Consumer Electronics — 0.0%
RadioShack Corp.#	68,481	253,380

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	26,228	1,593,613
Pantry, Inc.†	16,093	201,324
Susser Holdings Corp.†	7,706	364,802

		2,159,739

Retail - Discount — 0.2%
Citi Trends, Inc.†	10,266	135,922
Fred’s, Inc., Class A	25,365	402,289
Gordmans Stores, Inc.†	5,825	74,618
HSN, Inc.	24,587	1,398,754
Tuesday Morning Corp.†	28,811	256,706

		2,268,289

Retail - Drug Store — 0.1%
Rite Aid Corp.†	454,522	1,336,295

Retail - Hair Salons — 0.1%
Regis Corp.#	39,645	729,864

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	13,212	325,279
Kirkland’s, Inc.†	9,354	139,936
Pier 1 Imports, Inc.	66,904	1,551,504
Restoration Hardware Holdings, Inc.†	3,803	212,474

		2,229,193

Retail - Hypermarkets — 0.0%
Roundy’s, Inc.#	13,771	104,522

Security Description	Shares	Value (Note 2)

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	14,044	$161,366
Steinway Musical Instruments, Inc.†	4,755	132,617
West Marine, Inc.†	10,459	121,115

		415,098

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	71,379	1,058,551

Retail - Misc./Diversified — 0.1%
Five Below, Inc.	7,616	291,236
Perfumania Holdings, Inc.†	3,495	20,551
Pricesmart, Inc.#	12,521	1,057,148

		1,368,935

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	195,484	862,084
OfficeMax, Inc.	59,628	776,953

		1,639,037

Retail - Pawn Shops — 0.3%
Cash America International, Inc.#	20,231	965,221
Ezcorp, Inc., Class A†	33,035	631,960
First Cash Financial Services, Inc.†	19,704	1,060,272

		2,657,453

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	14,006	187,540

Retail - Regional Department Stores — 0.1%
Bon-Ton Stores, Inc.	8,715	185,543
Stage Stores, Inc.	21,116	485,879

		671,422

Retail - Restaurants — 1.8%
AFC Enterprises, Inc.†	16,773	611,544
Biglari Holdings, Inc.†	834	335,727
BJ’s Restaurants, Inc.†#	16,895	634,238
Bloomin’ Brands, Inc.†	12,669	294,681
Bob Evans Farms, Inc.	20,071	926,477
Bravo Brio Restaurant Group, Inc.†	13,456	242,208
Buffalo Wild Wings, Inc.†#	12,787	1,227,041
Carrols Restaurant Group, Inc.†	10,497	59,833
CEC Entertainment, Inc.	12,600	504,630
Cheesecake Factory, Inc.	37,199	1,484,984
Chuy’s Holdings, Inc.†	4,620	161,007
Cracker Barrel Old Country Store, Inc.	13,252	1,185,524
Del Frisco’s Restaurant Group, Inc.†	3,995	74,267
Denny’s Corp.†	66,225	399,337
DineEquity, Inc.	10,532	762,412
Domino’s Pizza, Inc.	39,883	2,363,865
Einstein Noah Restaurant Group, Inc.	4,236	59,304
Fiesta Restaurant Group, Inc.†	11,135	396,072
Frisch’s Restaurants, Inc.	2,159	36,120
Ignite Restaurant Group, Inc.†	4,569	83,613
Jack in the Box, Inc.†	30,456	1,111,340
Jamba, Inc.†#	56,791	169,805
Krispy Kreme Doughnuts, Inc.†	40,947	709,202
Luby’s, Inc.†	13,778	116,837
Nathan’s Famous, Inc.†	1,839	94,028
Papa John’s International, Inc.†	11,652	750,738
Red Robin Gourmet Burgers, Inc.†	10,116	531,191
Ruby Tuesday, Inc.†	43,936	406,408
Ruth’s Hospitality Group, Inc.	24,265	271,768
Sonic Corp.†	39,114	513,567
Texas Roadhouse, Inc.	42,979	1,016,453

		17,534,221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 0.4%
Big 5 Sporting Goods Corp.	11,448	$229,075
Cabela’s, Inc.†	32,127	2,154,437
Hibbett Sports, Inc.†#	18,182	1,036,919
Zumiez, Inc.†	15,082	479,909

		3,900,340

Retail - Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	20,277	886,916

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	19,394	509,093
Emeritus Corp.†	21,160	537,887
Five Star Quality Care, Inc.†	29,295	150,283

		1,197,263

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	42,919	1,109,027

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	23,083	339,551
Proto Labs, Inc.†	3,633	200,687

		540,238

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	36,771	1,111,587
Iridium Communications, Inc.†#	34,235	244,096
Loral Space & Communications, Inc.	7,571	455,926

		1,811,609

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	60,008	591,679
Bank Mutual Corp.	31,907	181,870
BankFinancial Corp.	14,514	115,822
Beneficial Mutual Bancorp, Inc.†	22,610	193,315
Berkshire Hills Bancorp, Inc.	16,989	455,815
BofI Holding, Inc.†	7,651	358,220
Brookline Bancorp, Inc.	48,241	409,084
BSB Bancorp, Inc.†	5,648	77,039
Cape Bancorp, Inc.	7,766	72,767
Charter Financial Corp.	5,638	56,380
Clifton Savings Bancorp, Inc.	5,887	69,820
Dime Community Bancshares, Inc.	21,652	312,005
ESB Financial Corp.	8,592	107,830
ESSA Bancorp, Inc.	6,779	74,162
EverBank Financial Corp.	15,381	241,482
First Defiance Financial Corp.	6,700	147,132
First Federal Bancshares of Arkansas, Inc.†	2,393	23,332
First Financial Holdings, Inc.	11,383	239,840
First Financial Northwest, Inc.	11,022	109,559
First Pactrust Bancorp, Inc.	7,304	96,194
Flushing Financial Corp.	21,297	332,872
Fox Chase Bancorp, Inc.	8,746	144,921
Heritage Financial Group, Inc.	5,628	80,424
Hingham Institution for Savings	882	56,210
Home Bancorp, Inc.†	4,706	82,449
Home Federal Bancorp, Inc.	10,012	122,046
HomeStreet, Inc.	5,999	137,137
HomeTrust Bancshares, Inc.†#	14,574	236,827
Investors Bancorp, Inc.	30,445	602,202
Kearny Financial Corp.†#	10,424	103,198
Meridian Interstate Bancorp, Inc.†	5,840	105,178
NASB Financial, Inc.†	2,888	70,785
Northfield Bancorp, Inc.	14,201	162,743
Northwest Bancshares, Inc.	67,223	833,565
OceanFirst Financial Corp.	9,913	137,295

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Oritani Financial Corp.	31,305	$479,906
Peoples Federal Bancshares, Inc.#	4,197	76,218
Provident Financial Holdings, Inc.	6,698	101,944
Provident Financial Services, Inc.	41,451	630,884
Provident New York Bancorp	27,218	250,406
Rockville Financial, Inc.	19,687	256,718
Roma Financial Corp.	5,033	85,813
SI Financial Group, Inc.	7,284	76,336
Simplicity Bancorp, Inc.	5,809	81,616
Territorial Bancorp, Inc.	7,600	175,864
United Financial Bancorp, Inc.	13,739	209,795
Waterstone Financial, Inc.†	5,031	39,946
Westfield Financial, Inc.	15,193	114,251
WSFS Financial Corp.	5,246	263,559

		9,984,455

Schools — 0.4%
American Public Education, Inc.†#	12,417	472,343
Bridgepoint Education, Inc.†#	11,986	153,541
Bright Horizons Family Solutions, Inc.†	8,125	292,906
Capella Education Co.†	8,755	381,368
Career Education Corp.†	35,657	106,258
Corinthian Colleges, Inc.†#	53,913	140,174
Education Management Corp.†#	18,357	118,586
Grand Canyon Education, Inc.†	27,517	883,846
K12, Inc.†	18,374	546,075
Lincoln Educational Services Corp.	15,706	108,214
National American University Holdings, Inc.#	6,952	26,279
Strayer Education, Inc.#	8,171	437,067
Universal Technical Institute, Inc.	14,593	171,905

		3,838,562

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	9,784	709,438
Brink’s Co.	32,550	873,317
LifeLock, Inc.†	12,435	128,329

		1,711,084

Seismic Data Collection — 0.2%
Dawson Geophysical Co.†	5,460	196,069
Geospace Technologies Corp.†	8,779	762,544
Global Geophysical Services, Inc.†#	13,371	47,735
ION Geophysical Corp.†#	90,883	580,742
TGC Industries, Inc.	10,540	88,852

		1,675,942

Semiconductor Components - Integrated Circuits — 0.6%
Aeroflex Holding Corp.†	13,616	107,566
ANADIGICS, Inc.†	56,297	115,972
Cirrus Logic, Inc.†#	44,410	810,483
Emulex Corp.†	59,779	372,423
Exar Corp.†	25,615	288,937
Hittite Microwave Corp.†	21,705	1,178,147
Integrated Device Technology, Inc.†	97,990	834,875
MaxLinear, Inc., Class A†	15,251	96,234
Micrel, Inc.	33,443	332,758
Pericom Semiconductor Corp.†	16,268	114,039
Power Integrations, Inc.#	19,547	834,461
Sigma Designs, Inc.†	22,663	104,023
TriQuint Semiconductor, Inc.†	116,074	817,161

		6,007,079

Semiconductor Equipment — 1.0%
ASML Holding NV	24,508	1,991,803
ATMI, Inc.†	21,986	524,806

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment (continued)
Axcelis Technologies, Inc.†	74,122	$118,595
Brooks Automation, Inc.	45,675	486,439
Cabot Microelectronics Corp.†	16,226	580,079
Cohu, Inc.	16,780	185,587
Entegris, Inc.†	94,538	985,086
FormFactor, Inc.†	34,170	201,261
Intermolecular, Inc.†	9,536	81,437
LTX-Credence Corp.†	33,755	191,391
Mattson Technology, Inc.†	40,275	79,342
MKS Instruments, Inc.	36,185	1,018,608
Nanometrics, Inc.†	16,177	233,758
Photronics, Inc.†	41,590	317,332
Rudolph Technologies, Inc.†	22,134	271,363
Tessera Technologies, Inc.	35,743	741,667
Ultra Clean Holdings, Inc.†	19,181	111,442
Ultratech, Inc.†	18,051	658,139
Veeco Instruments, Inc.†#	26,763	1,134,483

		9,912,618

Silver Mining — 0.1%
Golden Minerals Co.†#	22,765	39,839
Hecla Mining Co.#	234,876	899,575

		939,414

Software Tools — 0.0%
EPAM Systems, Inc.†	3,556	82,357

Specified Purpose Acquisitions — 0.0%
National Bank Holdings Corp., Class A	4,978	90,301

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	25,657	169,336
Mueller Water Products, Inc., Class A	107,908	821,180
Northwest Pipe Co.†	6,456	177,476
Omega Flex, Inc.	1,898	25,566

		1,193,558

Steel - Producers — 0.1%
AK Steel Holding Corp.#	93,622	324,868
Schnitzer Steel Industries, Inc., Class A	17,388	429,484
Shiloh Industries, Inc.	4,015	39,909

		794,261

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	4,719	149,545

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	26,327	885,904
Wesco Aircraft Holdings, Inc.†	12,139	213,039

		1,098,943

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	26,921	71,610

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†#	68,291	1,143,191
Finisar Corp.†#	62,868	823,571
Harmonic, Inc.†	80,978	493,966
KVH Industries, Inc.†	10,168	134,116
Oclaro, Inc.†#	50,295	51,804
Oplink Communications, Inc.†	13,130	223,472

		2,870,120

Telecom Services — 0.3%
Aviat Networks, Inc.†	42,201	111,833
Cbeyond, Inc.†	18,695	160,590
Consolidated Communications Holdings, Inc.	27,565	469,156

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
EarthLink, Inc.	73,149	$433,773
Fairpoint Communications, Inc.†#	14,238	121,023
Hawaiian Telcom Holdco, Inc.†	7,056	181,833
Lumos Networks Corp.	10,463	143,762
Neutral Tandem, Inc.	19,348	112,605
NTELOS Holdings Corp.	10,219	167,285
ORBCOMM, Inc.†	24,619	96,506
Premiere Global Services, Inc.†	34,474	415,412
Primus Telecommunications Group, Inc.	8,374	99,232
RigNet, Inc.†	8,485	211,616
USA Mobility, Inc.	15,252	205,597
Vonage Holdings Corp.†	103,667	284,048

		3,214,271

Telecommunication Equipment — 0.6%
8x8, Inc.†	48,701	402,757
ADTRAN, Inc.	40,743	941,978
Anaren, Inc.†	9,067	217,789
ARRIS Group, Inc.†	77,857	1,177,976
Aware, Inc.	8,350	45,508
Comtech Telecommunications Corp.	11,585	305,844
Neonode, Inc.†#	15,484	84,078
Numerex Corp., Class A†	8,012	88,132
Plantronics, Inc.	29,279	1,352,690
Preformed Line Products Co.	1,619	112,553
ShoreTel, Inc.†	33,207	134,156
Sonus Networks, Inc.†	146,512	470,304
Symmetricom, Inc.†	28,664	141,600
Tellabs, Inc.	252,228	522,112
Westell Technologies, Inc.† Class A	31,594	69,191

		6,066,668

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	6,197	308,425
Cincinnati Bell, Inc.†	135,824	467,234
General Communication, Inc., Class A†	25,401	220,735
HickoryTech Corp.	9,284	97,296
IDT Corp., Class B#	10,426	181,308
Shenandoah Telecommunications Co.#	16,426	273,329

		1,548,327

Television — 0.2%
Belo Corp., Class A	64,426	722,860
Central European Media Enterprises, Ltd., Class A†	25,286	84,455
LIN TV Corp., Class A†	20,986	254,560
Sinclair Broadcast Group, Inc., Class A	43,106	1,165,155

		2,227,030

Textile - Apparel — 0.0%
Cherokee, Inc.	5,777	78,105
Perry Ellis International, Inc.	8,167	172,406
Unifi, Inc.†	9,686	181,903

		432,414

Textile - Products — 0.0%
Culp, Inc.	6,006	103,604

Theaters — 0.1%
Carmike Cinemas, Inc.†	12,198	216,149
National CineMedia, Inc.	38,618	641,445
Reading International, Inc.†	11,517	70,023

		927,617

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Therapeutics — 1.1%
Anika Therapeutics, Inc.†	8,114	$119,763
AVANIR Pharmaceuticals, Inc., Class A†#	93,453	310,264
Cornerstone Therapeutics, Inc.†	5,914	51,688
Dyax Corp.†	68,049	213,674
Isis Pharmaceuticals, Inc.†#	76,776	1,662,200
MannKind Corp.†#	92,663	618,062
Neurocrine Biosciences, Inc.†	45,669	590,500
Osiris Therapeutics, Inc.†#	11,336	127,417
Pharmacyclics, Inc.†	39,420	3,612,449
Questcor Pharmaceuticals, Inc.#	37,026	1,265,178
Synageva BioPharma Corp.†	7,753	319,579
Theravance, Inc.†#	41,783	1,464,076
Threshold Pharmaceuticals, Inc.†#	30,968	177,137

		10,531,987

Tobacco — 0.2%
Alliance One International, Inc.†	60,178	219,048
Universal Corp.#	16,018	939,135
Vector Group, Ltd.#	38,264	614,137

		1,772,320

Toys — 0.0%
JAKKS Pacific, Inc.	15,168	153,197
LeapFrog Enterprises, Inc.†#	34,750	332,557

		485,754

Transactional Software — 0.3%
ACI Worldwide, Inc.†	27,383	1,273,584
Bottomline Technologies de, Inc.†	25,875	714,926
InnerWorkings, Inc.†	21,869	237,060
Synchronoss Technologies, Inc.†	19,035	596,747

		2,822,317

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	36,605	221,460
Atlas Air Worldwide Holdings, Inc.†	18,198	844,751

		1,066,211

Transport - Equipment & Leasing — 0.3%
AMERCO	5,969	1,029,055
Greenbrier Cos., Inc.†	15,737	369,033
TAL International Group, Inc.#	20,114	850,018
Textainer Group Holdings, Ltd.#	9,522	356,980
Willis Lease Finance Corp.†	3,508	46,481

		2,651,567

Transport - Marine — 0.4%
CAI International, Inc.†	9,991	255,570
Frontline, Ltd.†#	35,500	66,030
GasLog, Ltd.	16,193	216,824
Genco Shipping & Trading, Ltd.†#	21,513	33,990
Gulfmark Offshore, Inc., Class A#	18,479	847,447
International Shipholding Corp.	3,776	70,347
Knightsbridge Tankers, Ltd.	16,823	118,434
Nordic American Tankers, Ltd.#	42,968	360,072
Rand Logistics, Inc.†#	12,173	68,169
Scorpio Tankers, Inc.	98,585	935,572
Ship Finance International, Ltd.	33,517	569,119
Teekay Tankers, Ltd., Class A#	43,381	121,900

		3,663,474

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	30,536	2,719,231

Security Description	Shares	Value (Note 2)

Transport - Services — 0.3%
Bristow Group, Inc.	24,635	$1,548,310
Echo Global Logistics, Inc.†	10,169	181,720
Hub Group, Inc., Class A†	25,551	927,757
Pacer International, Inc.†#	24,170	147,679
PHI, Inc.†#	8,974	314,269
Universal Truckload Services, Inc.†	3,768	96,272
XPO Logistics, Inc.†#	12,140	201,888

		3,417,895

Transport - Truck — 0.8%
Arkansas Best Corp.	17,538	334,800
Celadon Group, Inc.	13,805	269,335
Forward Air Corp.	20,032	776,641
Heartland Express, Inc.#	33,052	474,296
Knight Transportation, Inc.	39,835	682,772
Marten Transport, Ltd.	10,725	257,293
Old Dominion Freight Line, Inc.†	49,078	2,113,299
Patriot Transportation Holding, Inc.†#	4,383	127,019
Quality Distribution, Inc.†	14,714	134,044
Roadrunner Transportation Systems, Inc.†	9,844	272,679
Saia, Inc.†	11,028	526,973
Swift Transportation Co.†	54,395	916,012
Werner Enterprises, Inc.	30,459	762,389

		7,647,552

Travel Services — 0.1%
Interval Leisure Group, Inc.	26,707	577,138

Venture Capital — 0.1%
GSV Capital Corp.†#	13,307	108,319
Harris & Harris Group, Inc.†	21,352	74,732
Hercules Technology Growth Capital, Inc.#	41,988	562,639

		745,690

Veterinary Diagnostics — 0.1%
Neogen Corp.†	16,223	883,667

Virtual Reality Products — 0.0%
RealD, Inc.†#	28,533	430,563

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†#	4,920	139,482
Nature’s Sunshine Products, Inc.	7,790	119,810
Nutraceutical International Corp.	5,999	118,540
Omega Protein Corp.†	13,497	147,387
Star Scientific, Inc.†#	100,356	149,530
Synutra International, Inc.†	11,918	56,015
USANA Health Sciences, Inc.†#	3,728	261,296

		992,060

Water — 0.3%
American States Water Co.	12,989	690,106
Artesian Resources Corp., Class A	5,143	113,712
California Water Service Group	32,308	637,437
Connecticut Water Service, Inc.#	7,431	210,817
Consolidated Water Co., Ltd.	10,041	108,342
Middlesex Water Co.#	10,820	208,285
PICO Holdings, Inc.†	15,682	354,256
SJW Corp.#	9,694	262,223
York Water Co.	8,836	168,591

		2,753,769

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†#	30,262	124,982
Nuverra Environmental Solutions, Inc.†#	96,922	368,304

		493,286

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Web Hosting/Design — 0.1%
NIC, Inc.	44,395	$742,284
Web.com Group, Inc.†	24,143	506,762

		1,249,046

Web Portals/ISP — 0.1%
Blucora, Inc.†	27,571	503,171
MeetMe, Inc.†#	12,739	19,108
Synacor, Inc.†#	4,646	17,515
Towerstream Corp.†#	38,952	100,107
Trulia, Inc.†	5,465	167,994

		807,895

Wire & Cable Products — 0.2%
Belden, Inc.	31,347	1,675,497
Coleman Cable, Inc.	5,985	111,321
Encore Wire Corp.	11,395	394,381
Insteel Industries, Inc.	12,185	218,233

		2,399,432

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	77,012	1,150,559
CalAmp Corp.†	24,115	317,595
Globecomm Systems, Inc.†	15,872	203,320
InterDigital, Inc.	28,204	1,297,102
RF Micro Devices, Inc.†	191,573	1,057,483
Ruckus Wireless, Inc.†#	5,786	72,441
Telenav, Inc.†	11,431	58,184
Telular Corp.	11,419	143,194
Tessco Technologies, Inc.	3,713	84,879
Ubiquiti Networks, Inc.#	6,828	129,118
ViaSat, Inc.†#	25,841	1,810,420

		6,324,295

Wound, Burn & Skin Care — 0.0%
Derma Sciences, Inc.†#	7,988	106,560

Total Common Stock
(cost $763,879,481)		958,628,399

REGISTERED INVESTMENT COMPANIES — 0.0%
Firsthand Technology Value Fund, Inc.† (cost $112,029)	5,893	115,503

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 10/14/2013 (strike price $10.50)† (cost $0)	8,134	813

Total Long-Term Investment Securities
(cost $763,991,510)		958,744,715

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Registered Investment Companies — 11.3%
State Street Navigator Securities Lending Prime Portfolio(3)	111,425,322	$111,425,322

U.S. Government Treasuries — 1.9%
United States Treasury Bills Disc. Notes
0.00% due 06/27/2013	$5,000,000	5,000,000
0.02% due 06/20/2013	10,000,000	9,999,894
0.09% due 06/06/2013(4)	3,500,000	3,499,959

		18,499,853

Total Short-Term Investment Securities
(cost $129,925,175)		129,925,175

REPURCHASE AGREEMENT — 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $9,771,000)	9,771,000	9,771,000

TOTAL INVESTMENTS
(cost $903,687,685) (6)	111.6%	1,098,440,890
Liabilities in excess of other assets	(11.6)	(114,083,624)

NET ASSETS	100.0%	$984,357,266

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At May 31, 2013, the Fund had loaned securities with a total value of $108,169,711. This was secured by collateral of $111,425,322, which was received in cash and subsequently invested in short-term investments currently value at $111,425,322 as reported in the portfolio of investments. The remaining collateral of $1,389,750 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/ Bonds	zero coupon to 4.38%	11/30/2013 to 08/15/2042	$1,389,750

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Recovery

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
300	Long	Russell 2000 Mini Index	June 2013	$28,208,840	$29,493,000	$1,284,160

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$59,575,384	$—	$0	$59,575,384
Oil Companies - Exploration & Production	24,824,447	—	0	24,824,447
Oil Refining & Marketing	2,705,723	—	0	2,705,723
Real Estate Investment Trusts	81,475,518	—	—	81,475,518
Other Industries*	790,047,327	—	—	790,047,327
Registered Investment Companies	115,503	—	—	115,503
Warrants	—	813	—	813
Short-Term Investment Securities:
Registered Investment Companies	111,425,322	—	—	111,425,322
U.S. Government Treasuries	—	18,499,853	—	18,499,853
Repurchase Agreement	—	9,771,000	—	9,771,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,284,160	—	—	1,284,160

Total Assets	$1,071,453,384	$28,271,666	$0	$1,099,725,050

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	14.7%
Banks — Commercial	10.0
Time Deposits	3.5
Oil Companies — Exploration & Production	3.4
Real Estate Investment Trusts	3.3
Retail — Restaurants	2.2
Diversified Manufacturing Operations	2.2
Apparel Manufacturers	2.1
Electronic Components — Semiconductors	2.0
Machinery — General Industrial	1.9
Electric — Integrated	1.9
Paper & Related Products	1.8
Retail — Apparel/Shoe	1.8
Consumer Products — Misc.	1.8
Electronic Components — Misc.	1.8
Savings & Loans/Thrifts	1.7
Medical Products	1.7
Metal Processors & Fabrication	1.5
Investment Management/Advisor Services	1.5
Semiconductor Equipment	1.4
Distribution/Wholesale	1.4
Building & Construction Products — Misc.	1.4
Medical — Biomedical/Gene	1.4
Human Resources	1.3
Funeral Services & Related Items	1.3
Insurance — Reinsurance	1.3
Miscellaneous Manufacturing	1.3
Consulting Services	1.2
Investment Companies	1.2
Transport — Truck	1.2
Food — Canned	1.2
Machinery — Electrical	1.2
Chemicals — Specialty	1.1
Computers — Integrated Systems	1.1
Aerospace/Defense — Equipment	1.1
Chemicals — Diversified	1.1
Insurance — Property/Casualty	1.1
Auto/Truck Parts & Equipment — Original	1.0
Exchange — Traded Funds	0.9
Oil — Field Services	0.9
Engineering/R&D Services	0.9
Computer Services	0.9
Computers — Memory Devices	0.9
Diversified Operations/Commercial Services	0.9
Transactional Software	0.8
Finance — Investment Banker/Broker	0.8
Telecommunication Equipment	0.8
Electronic Measurement Instruments	0.8
Oil & Gas Drilling	0.8
Auto/Truck Parts & Equipment — Replacement	0.8
Chemicals — Plastics	0.7
Commercial Services — Finance	0.7
Insurance Brokers	0.7
Telecom Services	0.7
Disposable Medical Products	0.7
Gold Mining	0.6
Medical Instruments	0.6
Applications Software	0.6
Publishing — Newspapers	0.6
Insurance — Life/Health	0.6
Medical — Hospitals	0.6
Enterprise Software/Service	0.6
Transport — Services	0.6
Commercial Services	0.5
Internet Infrastructure Software	0.5
Office Supplies & Forms	0.5
Batteries/Battery Systems	0.5
Finance — Leasing Companies	0.5
Semiconductor Components — Integrated Circuits	0.5

Wire & Cable Products	0.4
Rubber — Tires	0.4
Building — Mobile Home/Manufactured Housing	0.4
Networking Products	0.4
Publishing — Books	0.4
Security Services	0.4
Textile — Products	0.4
Aerospace/Defense	0.4
Steel — Producers	0.4
Multimedia	0.4
Electronic Design Automation	0.3
Building — Heavy Construction	0.3
Veterinary Diagnostics	0.3
Retail — Convenience Store	0.3
Medical Sterilization Products	0.3
Rental Auto/Equipment	0.2
Building — Maintenance & Services	0.2
Silver Mining	0.2
Precious Metals	0.2
Identification Systems	0.2
Engines — Internal Combustion	0.2
Finance — Mortgage Loan/Banker	0.2
Medical — Nursing Homes	0.2
Insurance — Multi-line	0.2
Diversified Minerals	0.2
Transport — Marine	0.1
Finance — Consumer Loans	0.1
Medical — Outpatient/Home Medical	0.1
Machinery — Construction & Mining	0.1
Medical — Generic Drugs	0.1
Data Processing/Management	0.1
Medical — Drugs	0.1
Circuit Boards	0.1
Diversified Financial Services	0.1

114.0%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.9%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	11,656	$855,434

Aerospace/Defense - Equipment — 1.1%
AAR Corp.	17,831	357,690
Alliant Techsystems, Inc.	13,515	1,061,198
Curtiss-Wright Corp.	27,321	993,391

		2,412,279

Apparel Manufacturers — 2.1%
Delta Apparel, Inc.†#	51,409	754,684
Hanesbrands, Inc.#	21,710	1,082,461
Jones Group, Inc.#	62,872	916,045
Maidenform Brands, Inc.†	107,517	1,955,734

		4,708,924

Applications Software — 0.6%
EPIQ Systems, Inc.	7,100	86,123
Progress Software Corp.†	55,317	1,300,503

		1,386,626

Auto/Truck Parts & Equipment - Original — 1.0%
American Axle & Manufacturing Holdings, Inc.†#	76,613	1,362,945
Modine Manufacturing Co.†#	86,075	882,269

		2,245,214

Auto/Truck Parts & Equipment - Replacement — 0.8%
Commercial Vehicle Group, Inc.†#	53,628	421,516
Douglas Dynamics, Inc.#	93,025	1,300,490

		1,722,006

Banks - Commercial — 10.0%
Associated Banc-Corp.#	83,270	1,283,191
BancorpSouth, Inc.#	55,639	954,765
Bank of Hawaii Corp.#	9,939	500,727
BBCN Bancorp, Inc.	35,838	461,952
Chemical Financial Corp.#	10,519	274,441
City National Corp.#	7,365	462,227
East West Bancorp, Inc.	31,310	824,705
First Citizens BancShares, Inc., Class A	27,744	5,473,059
First Horizon National Corp.#	82,770	950,200
First Midwest Bancorp, Inc.	24,460	321,894
FirstMerit Corp.	56,240	1,061,249
Fulton Financial Corp.#	101,920	1,171,061
Glacier Bancorp, Inc.#	13,552	263,451
Hancock Holding Co.#	31,155	889,475
Independent Bank Corp.#	6,260	206,267
International Bancshares Corp.	11,442	249,207
Lakeland Financial Corp.#	6,830	188,371
NBT Bancorp, Inc.#	10,352	205,798
Prosperity Bancshares, Inc.#	14,227	712,630
TCF Financial Corp.#	100,620	1,448,928
UMB Financial Corp.#	48,291	2,563,769
Umpqua Holdings Corp.	23,415	316,571
Webster Financial Corp.	21,050	491,517
WesBanco, Inc.#	10,516	263,426
Wintrust Financial Corp.#	21,879	825,713

		22,364,594

Batteries/Battery Systems — 0.5%
EnerSys, Inc.	22,940	1,143,100

Building & Construction Products - Misc. — 1.4%
Quanex Building Products Corp.#	67,319	1,246,074
Simpson Manufacturing Co., Inc.#	68,162	1,995,102

		3,241,176

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.3%
Tutor Perini Corp.†	37,553	$695,482

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	22,540	545,017

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†#	20,465	980,478

Chemicals - Diversified — 1.1%
Huntsman Corp.	41,835	813,691
Innospec, Inc.	14,082	577,784
Olin Corp.	40,915	1,020,011

		2,411,486

Chemicals - Plastics — 0.7%
A. Schulman, Inc.	57,196	1,652,964

Chemicals - Specialty — 1.1%
American Pacific Corp.†	20,582	572,180
Cabot Corp.	22,734	930,730
Sensient Technologies Corp.	22,071	910,870
Zep, Inc.	5,638	93,478

		2,507,258

Circuit Boards — 0.1%
TTM Technologies, Inc.†	19,571	158,134

Commercial Services — 0.5%
Macquarie Infrastructure Co. LLC	22,359	1,218,118

Commercial Services - Finance — 0.7%
CBIZ, Inc.†#	14,530	96,770
Euronet Worldwide, Inc.†	7,115	217,008
Global Cash Access Holdings, Inc.†	25,110	165,726
Global Payments, Inc.#	23,716	1,137,419

		1,616,923

Computer Services — 0.9%
DST Systems, Inc.	13,365	911,226
Sykes Enterprises, Inc.†	65,737	1,039,302

		1,950,528

Computers - Integrated Systems — 1.1%
Brocade Communications Systems, Inc.†	159,378	865,423
MICROS Systems, Inc.†	8,286	349,669
Netscout Systems, Inc.†#	53,046	1,291,670

		2,506,762

Computers - Memory Devices — 0.9%
Imation Corp.†#	471,793	1,934,351

Consulting Services — 1.2%
FTI Consulting, Inc.†#	35,713	1,356,737
Navigant Consulting, Inc.†	6,676	87,990
Towers Watson & Co., Class A	17,251	1,340,057

		2,784,784

Consumer Products - Misc. — 1.8%
Blyth, Inc.#	34,343	481,145
Central Garden & Pet Co.†	43,336	336,721
Central Garden and Pet Co., Class A†	34,623	262,789
Helen of Troy, Ltd.†	26,264	1,041,893
WD-40 Co.	35,948	1,949,819

		4,072,367

Data Processing/Management — 0.1%
CSG Systems International, Inc.†#	9,110	197,049

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Disposable Medical Products — 0.7%
ICU Medical, Inc.†#	21,356	$1,524,605

Distribution/Wholesale — 1.4%
Ingram Micro, Inc., Class A†	49,179	939,811
Owens & Minor, Inc.#	52,228	1,785,153
ScanSource, Inc.†	16,567	528,984

		3,253,948

Diversified Financial Services — 0.1%
DFC Global Corp.†#	9,395	139,985

Diversified Manufacturing Operations — 2.2%
Barnes Group, Inc.#	18,711	565,446
Carlisle Cos., Inc.	13,392	875,971
Crane Co.	21,088	1,260,008
ITT Corp.	42,475	1,280,621
Koppers Holdings, Inc.	5,847	240,721
SPX Corp.#	9,419	743,348

		4,966,115

Diversified Minerals — 0.2%
AMCOL International Corp.#	10,430	333,447

Diversified Operations/Commercial Services — 0.9%
Viad Corp.	77,818	1,918,992

Electric - Integrated — 1.9%
ALLETE, Inc.	34,739	1,643,850
IDACORP, Inc.#	19,965	942,947
Portland General Electric Co.	32,895	1,001,324
TECO Energy, Inc.#	41,840	736,802

		4,324,923

Electronic Components - Misc. — 1.8%
AVX Corp.#	111,647	1,337,531
Celestica, Inc.†	71,509	661,458
GSI Group, Inc.†	41,069	334,302
Sanmina Corp.†	38,007	516,135
Vishay Intertechnology, Inc.†#	76,800	1,118,208

		3,967,634

Electronic Components - Semiconductors — 2.0%
DSP Group, Inc.†	121,886	967,775
Lattice Semiconductor Corp.†	298,882	1,539,242
Microsemi Corp.†	47,660	1,045,184
PMC-Sierra, Inc.†#	141,865	852,609

		4,404,810

Electronic Design Automation — 0.3%
Mentor Graphics Corp.	37,580	713,644

Electronic Measurement Instruments — 0.8%
Itron, Inc.†#	13,775	578,550
Orbotech, Ltd.†	105,699	1,235,621

		1,814,171

Engineering/R&D Services — 0.9%
EMCOR Group, Inc.	12,100	480,975
Foster Wheeler AG†#	36,093	830,861
URS Corp.	14,580	706,255

		2,018,091

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.#	17,401	407,183

Enterprise Software/Service — 0.6%
ManTech International Corp., Class A#	13,220	358,130
Omnicell, Inc.†	53,142	963,464

		1,321,594

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 0.1%
Nelnet, Inc., Class A	7,597	$296,739

Finance - Investment Banker/Broker — 0.8%
Interactive Brokers Group, Inc., Class A#	26,717	421,327
Investment Technology Group, Inc.†#	106,857	1,475,695

		1,897,022

Finance - Leasing Companies — 0.5%
Aircastle, Ltd.#	66,968	1,059,434

Finance - Mortgage Loan/Banker — 0.2%
PennyMac Financial Services, Inc., Class A†#	18,230	397,414

Food - Canned — 1.2%
Seneca Foods Corp., Class A†#	17,106	546,536
TreeHouse Foods, Inc.†	33,562	2,197,640

		2,744,176

Funeral Services & Related Items — 1.3%
Matthews International Corp., Class A#	76,161	2,920,774

Gold Mining — 0.6%
Royal Gold, Inc.#	26,173	1,433,233

Human Resources — 1.3%
Heidrick & Struggles International, Inc.	38,487	554,598
Insperity, Inc.	31,271	943,133
Korn/Ferry International†	83,688	1,464,540

		2,962,271

Identification Systems — 0.2%
Brady Corp., Class A	14,763	480,388

Insurance Brokers — 0.7%
Brown & Brown, Inc.	49,527	1,598,236

Insurance - Life/Health — 0.6%
Protective Life Corp.#	25,135	972,222
Symetra Financial Corp.	28,325	395,417

		1,367,639

Insurance - Multi-line — 0.2%
Fortegra Financial Corp.†	47,224	345,207

Insurance - Property/Casualty — 1.1%
Hanover Insurance Group, Inc.	22,485	1,129,422
Stewart Information Services Corp.#	31,041	859,525
Tower Group International Ltd#	20,787	401,813

		2,390,760

Insurance - Reinsurance — 1.3%
Aspen Insurance Holdings, Ltd.#	22,005	808,464
Endurance Specialty Holdings, Ltd.#	20,451	1,029,299
Montpelier Re Holdings, Ltd.	16,360	408,836
Platinum Underwriters Holdings, Ltd.#	11,348	647,971

		2,894,570

Internet Infrastructure Software — 0.5%
TIBCO Software, Inc.†	57,105	1,218,050

Investment Companies — 1.2%
Apollo Investment Corp.#	60,712	503,303
KKR Financial Holdings LLC	15,660	164,743
Prospect Capital Corp.	32,060	333,103
Steel Excel, Inc.†#	65,279	1,762,533

		2,763,682

Investment Management/Advisor Services — 1.5%
CIFC Corp.†#	41,450	318,750
Federated Investors, Inc., Class B#	20,104	556,278

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
Waddell & Reed Financial, Inc., Class A	20,644	$950,450
Westwood Holdings Group, Inc.	34,784	1,486,668

		3,312,146

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.#	3,609	223,036

Machinery - Electrical — 1.2%
Franklin Electric Co., Inc.	78,486	2,653,612

Machinery - General Industrial — 1.9%
Kadant, Inc.	146,725	4,390,012

Medical Instruments — 0.6%
Integra LifeSciences Holdings Corp.†#	12,520	474,383
Thoratec Corp.†	30,536	951,807

		1,426,190

Medical Products — 1.7%
Haemonetics Corp.†#	33,461	1,381,270
Hill-Rom Holdings, Inc.	21,064	761,042
Orthofix International NV†	9,170	253,459
West Pharmaceutical Services, Inc.#	19,772	1,355,371

		3,751,142

Medical Sterilization Products — 0.3%
STERIS Corp.	13,682	620,342

Medical - Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc., Class A†	7,120	809,402
Cambrex Corp.†	94,358	1,298,366
Charles River Laboratories International, Inc.†	23,360	1,011,721

		3,119,489

Medical - Drugs — 0.1%
PharMerica Corp.†	11,710	182,793

Medical - Generic Drugs — 0.1%
Impax Laboratories, Inc.†	10,835	205,323

Medical - Hospitals — 0.6%
LifePoint Hospitals, Inc.†#	22,005	1,094,309
Select Medical Holdings Corp.	33,020	260,858

		1,355,167

Medical - Nursing Homes — 0.2%
Kindred Healthcare, Inc.†	28,680	387,180

Medical - Outpatient/Home Medical — 0.1%
Almost Family, Inc.	4,370	86,395
Gentiva Health Services, Inc.†	14,597	155,604

		241,999

Metal Processors & Fabrication — 1.5%
LB Foster Co., Class A	3,880	171,923
Mueller Industries, Inc.	45,352	2,469,416
Worthington Industries, Inc.#	20,302	697,983

		3,339,322

Miscellaneous Manufacturing — 1.3%
Hillenbrand, Inc.	88,351	2,108,055
John Bean Technologies Corp.	35,685	770,796

		2,878,851

Multimedia — 0.4%
Meredith Corp.#	20,253	829,968

Security Description	Shares	Value (Note 2)

Networking Products — 0.4%
Black Box Corp.#	20,791	$559,486
NETGEAR, Inc.†	11,825	393,536

		953,022

Office Supplies & Forms — 0.5%
ACCO Brands Corp.†#	163,472	1,168,825

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†#	33,437	1,755,777

Oil Companies - Exploration & Production — 3.4%
Berry Petroleum Co., Class A	15,115	654,630
Bill Barrett Corp.†#	28,986	654,214
Comstock Resources, Inc.#	121,961	1,967,231
Energen Corp.	18,469	1,000,835
Penn Virginia Corp.#	128,058	596,750
Stone Energy Corp.†	80,968	1,822,590
Swift Energy Co.†#	63,614	862,606
Unit Corp.†	4,031	182,080

		7,740,936

Oil - Field Services — 0.9%
Cal Dive International, Inc.†#	47,791	98,927
CARBO Ceramics, Inc.#	15,955	1,051,435
Superior Energy Services, Inc.†	34,312	915,444

		2,065,806

Paper & Related Products — 1.8%
Clearwater Paper Corp.†	11,322	541,531
Neenah Paper, Inc.	68,967	2,166,254
Schweitzer-Mauduit International, Inc.	29,707	1,427,718

		4,135,503

Precious Metals — 0.2%
Coeur Mining, Inc.†	34,393	488,037

Publishing - Books — 0.4%
Courier Corp.#	40,052	542,705
John Wiley & Sons, Inc., Class A#	10,202	405,019

		947,724

Publishing - Newspapers — 0.6%
AH Belo Corp., Class A#	201,434	1,379,823

Real Estate Investment Trusts — 3.3%
Ashford Hospitality Trust, Inc.#	22,750	300,528
Associated Estates Realty Corp.#	15,531	255,174
Brandywine Realty Trust	79,445	1,124,941
CapLease, Inc.	53,691	462,816
CBL & Associates Properties, Inc.	37,570	863,734
Hospitality Properties Trust	37,349	1,089,844
Mack-Cali Realty Corp.	10,113	267,995
Omega Healthcare Investors, Inc.#	31,985	1,036,634
Pennsylvania Real Estate Investment Trust	39,000	775,710
Post Properties, Inc.	28,155	1,345,809

		7,523,185

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	13,980	392,698
McGrath RentCorp#	4,759	157,190

		549,888

Retail - Apparel/Shoe — 1.8%
Christopher & Banks Corp.†	121,381	875,157
Guess?, Inc.#	47,319	1,503,798
Men’s Wearhouse, Inc.	47,963	1,736,260

		4,115,215

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile — 0.0%
America’s Car-Mart, Inc.†#	1,844	$83,146

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.#	10,963	666,112

Retail - Restaurants — 2.2%
Brinker International, Inc.#	25,435	997,306
CEC Entertainment, Inc.	7,406	296,610
Denny’s Corp.†	308,201	1,858,452
DineEquity, Inc.	10,038	726,651
Krispy Kreme Doughnuts, Inc.†	20,040	347,093
Wendy’s Co.#	140,057	833,339

		5,059,451

Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.	38,865	1,004,272

Savings & Loans/Thrifts — 1.7%
First Niagara Financial Group, Inc.#	197,052	1,925,198
Provident New York Bancorp#	88,920	818,064
Washington Federal, Inc.	63,845	1,116,649

		3,859,911

Security Services — 0.4%
Brink’s Co.	34,460	924,562

Semiconductor Components - Integrated Circuits — 0.5%
Exar Corp.†	91,736	1,034,782

Semiconductor Equipment — 1.4%
ATMI, Inc.†	116,359	2,777,489
Kulicke & Soffa Industries, Inc.†	39,872	494,413

		3,271,902

Silver Mining — 0.2%
Pan American Silver Corp.	42,814	522,759

Steel - Producers — 0.4%
Steel Dynamics, Inc.	55,297	848,256

Telecom Services — 0.7%
Aviat Networks, Inc.†	190,389	504,531
EarthLink, Inc.#	184,219	1,092,418

		1,596,949

Telecommunication Equipment — 0.8%
ARRIS Group, Inc.†	54,221	820,364
Plantronics, Inc.	23,175	1,070,685

		1,891,049

Textile - Products — 0.4%
Dixie Group, Inc.†	123,318	915,020

Transactional Software — 0.8%
ACI Worldwide, Inc.†	41,080	1,910,631

Transport - Marine — 0.1%
Ship Finance International, Ltd.	19,060	323,639

Transport - Services — 0.6%
Ryder System, Inc.	19,715	1,242,834

Transport - Truck — 1.2%
Arkansas Best Corp.#	36,172	690,523
Forward Air Corp.	53,327	2,067,488

		2,758,011

Veterinary Diagnostics — 0.3%
VCA Antech, Inc.†#	26,364	673,864

Security Description	Shares/ Principal Amount	Value (Note 2)

Wire & Cable Products — 0.4%
General Cable Corp.#	28,597	$1,011,190

Wireless Equipment — 0.0%
Tessco Technologies, Inc.#	3,860	88,240

Total Common Stock
(cost $183,040,368)		214,616,684

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 2000 Index Fund# (cost $1,854,908)	22,074	2,159,941

WARRANTS — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)†(1) (cost $0)	19,280	1,157

Total Long-Term Investment Securities
(cost $184,895,276)		216,777,782

SHORT-TERM INVESTMENT SECURITIES — 18.2%
Registered Investment Companies — 14.7%
State Street Navigator Securities Lending Prime Portfolio(2)	33,208,160	33,208,160

Time Deposits — 3.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$7,875,000	7,875,000

Total Short-Term Investment Securities
(cost $41,083,160)		41,083,160

TOTAL INVESTMENTS
(cost $225,978,436)(3)	114.0%	257,860,942
Liabilities in excess of other assets	(14.0)	(31,721,070)

NET ASSETS	100.0%	$226,139,872

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $1,157 representing 0.0% of net assets.
(2)	At May 31, 2013, the Fund had loaned securities with a total value of $32,227,747. This was secured by collateral of $33,208,160, which was received in cash and subsequently invested in short-term investments currently valued at $33,208,160 as reported in the portfolio of investments. Additional collateral of $241,216 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	1.00% to 3.13%	03/31/2017 to 01/15/2025	$241,216

(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$22,364,594	$—	$—	$22,364,594
Other Industries*	192,252,090	—	—	192,252,090
Exchange Traded Funds	2,159,941	—	—	2,159,941
Warrants	1,157	—	—	1,157
Short-Term Investment Securities:
Registered Investment Companies	33,208,160	—	—	33,208,160
Time Deposits	—	7,875,000	—	7,875,000

Total	$249,985,942	$7,875,000	$—	$257,860,942

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Registered Investment Companies	13.1%
Retail — Apparel/Shoe	3.9
Medical — Drugs	3.5
Enterprise Software/Service	3.2
Consumer Products — Misc.	3.2
Oil Companies — Exploration & Production	2.9
Medical — Biomedical/Gene	2.8
Medical Products	2.7
Diversified Manufacturing Operations	2.6
Medical Instruments	2.5
Electronic Components — Semiconductors	2.4
Retail — Restaurants	2.3
Commercial Services — Finance	2.1
Investment Management/Advisor Services	2.1
Banks — Commercial	1.9
Time Deposits	1.9
Semiconductor Components — Integrated Circuits	1.6
Internet Content — Information/News	1.5
Insurance — Property/Casualty	1.5
E-Commerce/Services	1.5
Computer Services	1.4
Apparel Manufacturers	1.4
Finance — Other Services	1.4
Advanced Materials	1.3
Rental Auto/Equipment	1.3
Applications Software	1.2
Index Fund	1.1
Internet Connectivity Services	1.1
E-Commerce/Products	1.1
Aerospace/Defense — Equipment	1.1
Telecom Equipment — Fiber Optics	1.1
Insurance Brokers	1.1
Wireless Equipment	1.1
Medical — Hospitals	1.0
Health Care Cost Containment	1.0
Finance — Consumer Loans	1.0
Transport — Rail	1.0
Internet Infrastructure Software	1.0
Appliances	0.9
Auto — Heavy Duty Trucks	0.9
Distribution/Wholesale	0.9
Building — Heavy Construction	0.9
Telecom Services	0.9
Non-Ferrous Metals	0.9
Retail — Discount	0.9
Retail — Pet Food & Supplies	0.9
Food — Wholesale/Distribution	0.9
Internet Content — Entertainment	0.9
Chemicals — Diversified	0.8
Retail — Catalog Shopping	0.8
Computer Aided Design	0.8
Building & Construction Products — Misc.	0.8
Finance — Investment Banker/Broker	0.8
Retail — Home Furnishings	0.8
Oil Field Machinery & Equipment	0.7
Electronic Security Devices	0.7
Retail — Perfume & Cosmetics	0.7
Therapeutics	0.7
Oil — Field Services	0.7
Internet Security	0.7
Dental Supplies & Equipment	0.7
Home Furnishings	0.7
Commercial Services	0.7
Retail — Vitamins & Nutrition Supplements	0.7
Auto/Truck Parts & Equipment — Original	0.7
B2B/E-Commerce	0.6
Casino Services	0.6
Cosmetics & Toiletries	0.6

Diagnostic Equipment	0.6
Consulting Services	0.6
Retail — Building Products	0.6
Networking Products	0.6
Retail — Automobile	0.5
Electric Products — Misc.	0.5
Respiratory Products	0.5
Building — Residential/Commercial	0.5
Food — Misc./Diversified	0.5
Machinery — General Industrial	0.5
Internet Telephone	0.5
Instruments — Scientific	0.5
Schools	0.4
Transport — Truck	0.4
Transactional Software	0.4
Metal Processors & Fabrication	0.4
E-Marketing/Info	0.4
Medical Information Systems	0.4
Seismic Data Collection	0.4
Computers — Integrated Systems	0.4
Filtration/Separation Products	0.2

113.0%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Advanced Materials — 1.3%
Hexcel Corp.†	41,014	$1,426,057

Aerospace/Defense - Equipment — 1.1%
B/E Aerospace, Inc.†#	18,956	1,202,569

Apparel Manufacturers — 1.4%
Hanesbrands, Inc.	20,226	1,008,468
Oxford Industries, Inc.#	8,600	564,934

		1,573,402

Appliances — 0.9%
Whirlpool Corp.	8,055	1,029,107

Applications Software — 1.2%
Demandware, Inc.†#	32,700	1,000,947
Infoblox, Inc.†	15,000	364,950

		1,365,897

Auto - Heavy Duty Trucks — 0.9%
Navistar International Corp.†#	28,597	1,025,774

Auto/Truck Parts & Equipment - Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	14,807	263,417
Dana Holding Corp.	23,700	448,404

		711,821

B2B/E-Commerce — 0.6%
SPS Commerce, Inc.†	13,046	704,093

Banks-Commercial — 1.9%
Associated Banc-Corp.#	74,025	1,140,725
SVB Financial Group†	12,000	928,680

		2,069,405

Building & Construction Products - Misc. — 0.8%
Gibraltar Industries, Inc.†#	27,600	447,948
USG Corp.†#	15,100	412,683

		860,631

Building - Heavy Construction — 0.9%
Chicago Bridge & Iron Co. NV	16,129	1,020,966

Building - Residential/Commercial — 0.5%
D.R. Horton, Inc.#	22,515	548,465

Casino Services — 0.6%
SHFL Entertainment, Inc.†	40,700	702,075

Chemicals - Diversified — 0.8%
Axiall Corp.#	11,673	503,690
Rockwood Holdings, Inc.#	6,370	424,624

		928,314

Commercial Services — 0.7%
HMS Holdings Corp.†#	29,200	727,080

Commercial Services - Finance — 2.1%
Alliance Data Systems Corp.†#	7,125	1,261,766
Cardtronics, Inc.†	36,129	1,030,761

		2,292,527

Computer Aided Design — 0.8%
ANSYS, Inc.†#	11,563	861,444

Computer Services — 1.4%
FleetMatics Group PLC†#	15,600	464,100
KEYW Holding Corp.†#	39,498	582,595
LivePerson, Inc.†#	57,470	531,023

		1,577,718

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 0.4%
Netscout Systems, Inc.†#	16,266	$396,077

Consulting Services — 0.6%
Corporate Executive Board Co.	10,566	646,534

Consumer Products - Misc. — 3.2%
Jarden Corp.†#	22,676	1,056,248
SodaStream International, Ltd.†#	7,300	465,740
Spectrum Brands Holdings, Inc.	16,432	990,686
Tupperware Brands Corp.	11,840	958,803

		3,471,477

Cosmetics & Toiletries — 0.6%
Elizabeth Arden, Inc.†#	14,900	701,790

Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†#	20,600	736,450

Diagnostic Equipment — 0.6%
Cepheid, Inc.†#	19,700	684,772

Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.†#	24,800	1,022,256

Diversified Manufacturing Operations — 2.6%
Actuant Corp., Class A	15,163	515,542
Barnes Group, Inc.	39,100	1,181,602
ITT Corp.	37,047	1,116,967

		2,814,111

E-Commerce/Products — 1.1%
Shutterfly, Inc.†	24,800	1,208,752

E-Commerce/Services — 1.5%
Angie’s List, Inc.†#	18,536	434,855
TripAdvisor, Inc.†#	19,260	1,242,077

		1,676,932

E-Marketing/Info — 0.4%
Liquidity Services, Inc.†#	10,600	424,106

Electric Products - Misc. — 0.5%
Littelfuse, Inc.	7,751	569,621

Electronic Components - Semiconductors — 2.4%
Cavium, Inc.†#	37,700	1,235,052
Mellanox Technologies, Ltd.†#	6,300	326,781
Semtech Corp.†	28,405	1,037,919

		2,599,752

Electronic Security Devices — 0.7%
Taser International, Inc.†#	83,200	789,568

Enterprise Software/Service — 3.2%
Concur Technologies, Inc.†#	17,500	1,412,775
MedAssets, Inc.†	3,235	53,054
QLIK Technologies, Inc.†	29,200	898,192
Ultimate Software Group, Inc.†#	10,251	1,140,936

		3,504,957

Filtration/Separation Products — 0.2%
Polypore International, Inc.†#	6,806	256,042

Finance - Consumer Loans — 1.0%
Portfolio Recovery Associates, Inc.†	7,000	1,065,890

Finance - Investment Banker/Broker — 0.8%
Stifel Financial Corp.†	23,800	856,562

Finance - Other Services — 1.4%
MarketAxess Holdings, Inc.	17,700	767,472
WageWorks, Inc.†	25,188	729,696

		1,497,168

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc./Diversified — 0.5%
Annie’s, Inc.†	13,200	$513,612

Food - Wholesale/Distribution — 0.9%
United Natural Foods, Inc.†	18,597	984,153

Health Care Cost Containment — 1.0%
ExamWorks Group, Inc.†#	57,500	1,072,950

Home Furnishings — 0.7%
Ethan Allen Interiors, Inc.	23,300	730,921

Instruments - Scientific — 0.5%
PerkinElmer, Inc.	15,963	499,961

Insurance Brokers — 1.1%
Brown & Brown, Inc.	36,211	1,168,529

Insurance - Property/Casualty — 1.5%
First American Financial Corp.	27,900	666,252
Hanover Insurance Group, Inc.	20,277	1,018,514

		1,684,766

Internet Connectivity Services — 1.1%
Cogent Communications Group, Inc.#	44,399	1,220,529

Internet Content - Entertainment — 0.9%
Pandora Media, Inc.†	45,700	777,814
Shutterstock, Inc.†#	4,222	199,869

		977,683

Internet Content - Information/News — 1.5%
Bankrate, Inc.†	51,700	739,827
HealthStream, Inc.†#	35,300	945,334

		1,685,161

Internet Infrastructure Software — 1.0%
support.com, Inc.†#	221,406	1,058,321

Internet Security — 0.7%
Sourcefire, Inc.†	13,400	749,864

Internet Telephone — 0.5%
BroadSoft, Inc.†#	18,146	503,007

Investment Management/Advisor Services — 2.1%
Financial Engines, Inc.#	32,200	1,388,464
Waddell & Reed Financial, Inc., Class A#	19,588	901,832

		2,290,296

Machinery - General Industrial — 0.5%
Roper Industries, Inc.	4,093	508,432

Medical Information Systems — 0.4%
athenahealth, Inc.†#	4,800	405,840

Medical Instruments — 2.5%
Cardiovascular Systems, Inc.†	22,686	466,197
DexCom, Inc.†#	65,708	1,368,698
Endologix, Inc.†#	66,200	889,728

		2,724,623

Medical Products — 2.7%
Cooper Cos., Inc.	9,323	1,053,592
Cyberonics, Inc.†	22,204	1,059,353
Hanger, Inc.†	24,627	785,848

		2,898,793

Medical - Biomedical/Gene — 2.8%
Alnylam Pharmaceuticals, Inc.†	10,700	327,741
Ariad Pharmaceuticals, Inc.†#	17,500	320,950
Charles River Laboratories International, Inc.†	17,187	744,369

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Exact Sciences Corp.†#	44,800	$503,552
Medicines Co.†#	19,100	615,211
Myriad Genetics, Inc.†	17,340	556,614

		3,068,437

Medical - Drugs — 3.5%
Achillion Pharmaceuticals, Inc.†	24,789	206,740
Akorn, Inc.†#	42,500	617,525
Alkermes PLC†	25,617	800,531
Jazz Pharmaceuticals PLC†#	17,064	1,159,840
Salix Pharmaceuticals, Ltd.†	17,578	1,066,458

		3,851,094

Medical - Hospitals — 1.0%
Universal Health Services, Inc., Class B#	15,588	1,077,754

Metal Processors & Fabrication — 0.4%
RBC Bearings, Inc.†	8,700	425,952

Networking Products — 0.6%
Procera Networks, Inc.†#	42,297	624,304

Non-Ferrous Metals — 0.9%
Materion Corp.	33,714	1,004,677

Oil Companies - Exploration & Production — 2.9%
Comstock Resources, Inc.#	27,700	446,801
Energy XXI Bermuda, Ltd.#	25,600	653,568
Oasis Petroleum, Inc.†#	21,400	795,224
Rosetta Resources, Inc.†	6,600	309,276
Whiting Petroleum Corp.†	21,280	980,370

		3,185,239

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†#	8,940	808,623

Oil - Field Services — 0.7%
Helix Energy Solutions Group, Inc.†	31,885	760,776

Rental Auto/Equipment — 1.3%
Avis Budget Group, Inc.†	16,204	537,325
United Rentals, Inc.†#	15,359	873,005

		1,410,330

Respiratory Products — 0.5%
ResMed, Inc.#	11,461	550,128

Retail - Apparel/Shoe — 3.9%
DSW, Inc., Class A#	14,050	1,039,559
Francesca’s Holdings Corp.†#	44,759	1,277,869
Urban Outfitters, Inc.†	24,829	1,041,080
Vera Bradley, Inc.†#	36,371	854,719

		4,213,227

Retail - Automobile — 0.5%
Group 1 Automotive, Inc.#	9,300	591,015

Retail - Building Products — 0.6%
Lumber Liquidators Holdings, Inc.†#	7,800	640,458

Retail - Catalog Shopping — 0.8%
MSC Industrial Direct Co., Class A	10,700	884,569

Retail - Discount — 0.9%
Family Dollar Stores, Inc.#	16,335	998,885

Retail - Home Furnishings — 0.8%
Pier 1 Imports, Inc.#	36,300	841,797

Retail - Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†#	8,600	780,536

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Pet Food & Supplies — 0.9%
PetSmart, Inc.#	14,735	$994,612

Retail - Restaurants — 2.3%
BJ’s Restaurants, Inc.†#	19,000	713,260
Bravo Brio Restaurant Group, Inc.†#	31,500	567,000
Buffalo Wild Wings, Inc.†#	12,956	1,243,258

		2,523,518

Retail - Vitamins & Nutrition Supplements — 0.7%
Vitamin Shoppe, Inc.†	16,546	723,722

Schools — 0.4%
Grand Canyon Education, Inc.†#	14,500	465,740

Seismic Data Collection — 0.4%
ION Geophysical Corp.†#	62,900	401,931

Semiconductor Components - Integrated Circuits — 1.6%
NXP Semiconductor NV†	34,004	1,049,023
Power Integrations, Inc.#	15,700	670,233

		1,719,256

Telecom Equipment - Fiber Optics — 1.1%
IPG Photonics Corp.#	20,148	1,194,776

Telecom Services — 0.9%
tw telecom, Inc.†#	35,411	1,010,276

Therapeutics — 0.7%
Onyx Pharmaceuticals, Inc.†#	8,065	769,804

Transactional Software — 0.4%
InnerWorkings, Inc.†#	41,567	450,586

Transport - Rail — 1.0%
Kansas City Southern#	9,611	1,063,938

Transport - Services — 0.0%
Echo Global Logistics, Inc.†	1,200	21,444

Transport - Truck — 0.4%
Forward Air Corp.	11,659	452,019

Wireless Equipment — 1.1%
Aruba Networks, Inc.†#	76,906	1,148,976

Total Common Stock
(cost $88,159,087)		105,886,002

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 2000 Growth Index Fund (cost $1,202,024)	11,305	$1,271,699

Total Long-Term Investment Securities
(cost $89,361,111)		107,157,701

SHORT-TERM INVESTMENT SECURITIES — 15.0%
Registered Investment Companies — 13.1%
State Street Navigator Securities Lending Prime Portfolio(1)	14,338,522	14,338,522

Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/03/2013	$2,036,000	2,036,000

Total Short-Term Investment Securities
(cost $16,374,522)		16,374,522

TOTAL INVESTMENTS
(cost $105,735,633)(2)	113.0%	123,532,223
Liabilities in excess of other assets	(13.0)	(14,249,570)

NET ASSETS	100.0%	$109,282,653

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2013, the Fund had loaned securities with a total value of $14,135,822. This was secured by collateral of $14,338,522, which was received in cash and subsequently invested in short-term investments currently valued at $14,338,522 as reported in the portfolio of investments. Additional collateral of $357,196 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
U.S. Treasury Notes/Bonds	Zero Coupon to 7.13%	12/31/2013 to 08/15/2042	$357,196

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$105,886,002	$—	$—	$105,886,002
Exchange Traded Funds	1,271,699	—	—	1,271,699
Short-Term Investment Securities:
Registered Investment Companies	14,338,522	—	—	14,338,522
Time Deposits	—	2,036,000	—	2,036,000

Total	$121,496,223	$2,036,000	$—	$123,532,223

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Medical — Drugs	5.9%
Oil Companies — Integrated	5.0
Registered Investment Companies	4.4
Diversified Banking Institutions	4.2
Computers	3.3
Diversified Manufacturing Operations	3.2
Oil Companies — Exploration & Production	2.7
Electric — Integrated	2.7
Banks — Super Regional	2.7
Telephone — Integrated	2.5
Applications Software	2.2
Medical — Biomedical/Gene	2.2
Real Estate Investment Trusts	2.1
Beverages — Non-alcoholic	2.1
Computer Services	2.0
Cosmetics & Toiletries	2.0
Multimedia	1.8
Web Portals/ISP	1.8
Tobacco	1.7
Retail — Discount	1.7
Electronic Components — Semiconductors	1.6
Insurance — Multi-line	1.5
Insurance — Reinsurance	1.4
Retail — Restaurants	1.3
Finance — Credit Card	1.3
Food — Misc./Diversified	1.3
Cable/Satellite TV	1.2
Aerospace/Defense	1.2
Retail — Building Products	1.1
Commercial Services — Finance	1.1
E-Commerce/Products	1.1
Oil — Field Services	1.1
Chemicals — Diversified	1.0
Medical — HMO	1.0
Medical Products	1.0
Enterprise Software/Service	1.0
Transport — Rail	0.9
Semiconductor Components — Integrated Circuits	0.9
Networking Products	0.9
Retail — Drug Store	0.8
Investment Management/Advisor Services	0.8
Transport — Services	0.7
Computers — Memory Devices	0.7
Medical Instruments	0.7
Insurance — Life/Health	0.6
Agricultural Chemicals	0.6
Aerospace/Defense — Equipment	0.5
Banks — Fiduciary	0.5
Pipelines	0.5
Insurance — Property/Casualty	0.5
E-Commerce/Services	0.5
U.S. Government Treasuries	0.4
Machinery — Construction & Mining	0.4
Auto-Cars/Light Trucks	0.4
Instruments — Controls	0.4
Industrial Gases	0.4
Oil Field Machinery & Equipment	0.4
Oil Refining & Marketing	0.4
Banks — Commercial	0.4
Retail — Apparel/Shoe	0.4
Medical — Wholesale Drug Distribution	0.4
Pharmacy Services	0.3
Chemicals — Specialty	0.3
Auto/Truck Parts & Equipment — Original	0.3
Consumer Products — Misc.	0.3
Retail-Major Department Stores	0.3
Distribution/Wholesale	0.3
Finance — Other Services	0.3
Electric Products — Misc.	0.3

Athletic Footwear	0.3
Oil & Gas Drilling	0.3
Instruments — Scientific	0.3
Apparel Manufacturers	0.3
Gas — Distribution	0.3
Insurance Brokers	0.3
Food — Retail	0.3
Semiconductor Equipment	0.3
Medical — Generic Drugs	0.3
Wireless Equipment	0.3
Machinery — Farming	0.2
Metal — Copper	0.2
Hotels/Motels	0.2
Metal Processors & Fabrication	0.2
Retail — Regional Department Stores	0.2
Television	0.2
Beverages — Wine/Spirits	0.2
Data Processing/Management	0.2
Non-Hazardous Waste Disposal	0.2
Retail — Auto Parts	0.2
Paper & Related Products	0.2
Electronic Components — Misc.	0.2
Telecom Equipment — Fiber Optics	0.2
Finance — Investment Banker/Broker	0.2
Broadcast Services/Program	0.2
Food — Confectionery	0.2
Internet Security	0.2
Advertising Agencies	0.1
Cellular Telecom	0.1
Electronic Forms	0.1
Agricultural Operations	0.1
Engines — Internal Combustion	0.1
Building — Residential/Commercial	0.1
Toys	0.1
Food — Wholesale/Distribution	0.1
Repurchase Agreements	0.1
Electronic Measurement Instruments	0.1
Medical Labs & Testing Services	0.1
Auto — Heavy Duty Trucks	0.1
Tools — Hand Held	0.1
Engineering/R&D Services	0.1
Gold Mining	0.1
Steel — Producers	0.1
Vitamins & Nutrition Products	0.1
Coatings/Paint	0.1
Electronic Security Devices	0.1
Retail — Bedding	0.1
Telecommunication Equipment	0.1
Cruise Lines	0.1
Medical Information Systems	0.1
Office Automation & Equipment	0.1
Machinery — Pumps	0.1
Coal	0.1
Retail — Automobile	0.1
Electronic Connectors	0.1
Food — Meat Products	0.1
Motorcycle/Motor Scooter	0.1
Industrial Automated/Robotic	0.1
Machinery — General Industrial	0.1
Commercial Services	0.1
Containers — Metal/Glass	0.1
Casino Hotels	0.1
Finance — Consumer Loans	0.1
Dialysis Centers	0.1
Airlines	0.1
Retail — Office Supplies	0.1
Appliances	0.1
Hazardous Waste Disposal	0.1
Retail — Jewelry	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Computers — Integrated Systems	0.1
Dental Supplies & Equipment	0.1
Diversified Operations	0.1
Metal — Aluminum	0.1
Security Services	0.1
Containers — Paper/Plastic	0.1
Savings & Loans/Thrifts	0.1
Computer Aided Design	0.1
Independent Power Producers	0.1
Computer Software	0.1
Disposable Medical Products	0.1
Home Decoration Products	0.1
Brewery	0.1
Electronics — Military	0.1
Filtration/Separation Products	0.1
Electric — Generation	0.1
Building Products — Wood	0.1

104.2%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	112,165	$1,594,986
Omnicom Group, Inc.#	70,826	4,400,420

		5,995,406

Aerospace/Defense — 1.2%
Boeing Co.	184,363	18,255,624
General Dynamics Corp.	90,026	6,941,005
Lockheed Martin Corp.	72,491	7,671,722
Northrop Grumman Corp.#	64,262	5,294,546
Raytheon Co.	88,165	5,875,316
Rockwell Collins, Inc.#	37,029	2,397,628

		46,435,841

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	228,446	21,679,525

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	16,045	3,063,953
Monsanto Co.	145,178	14,610,714
Mosaic Co.	74,940	4,557,851

		22,232,518

Agricultural Operations — 0.1%
Archer - Daniels - Midland Co.	178,387	5,749,413

Airlines — 0.1%
Southwest Airlines Co.	197,196	2,794,267

Apparel Manufacturers — 0.3%
Coach, Inc.#	76,018	4,428,809
Ralph Lauren Corp.	16,457	2,881,456
VF Corp.	23,902	4,394,622

		11,704,887

Appliances — 0.1%
Whirlpool Corp.	21,257	2,715,794

Applications Software — 2.2%
Citrix Systems, Inc.†	50,450	3,246,457
Intuit, Inc.	75,430	4,408,129
Microsoft Corp.	2,042,103	71,228,553
Red Hat, Inc.†	52,311	2,522,960
Salesforce.com, Inc.†#	146,156	6,186,783

		87,592,882

Athletic Footwear — 0.3%
NIKE, Inc., Class B	196,510	12,116,807

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	18,416	977,890

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	1,062,489	16,659,828

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	95,708	5,129,949

Auto/Truck Parts & Equipment - Original — 0.3%
BorgWarner, Inc.†	31,347	2,541,302
Delphi Automotive PLC	79,446	3,877,759
Johnson Controls, Inc.	185,342	6,924,377

		13,343,438

Banks - Commercial — 0.4%
BB&T Corp.	189,555	6,240,151
First Horizon National Corp.#	65,928	756,853
M&T Bank Corp.#	33,110	3,473,239
Regions Financial Corp.	382,833	3,495,265
Zions Bancorporation#	49,862	1,398,629

		15,364,137

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	315,141	$9,473,138
Northern Trust Corp.	58,972	3,429,222
State Street Corp.	123,725	8,188,121

		21,090,481

Banks - Super Regional — 2.7%
Capital One Financial Corp.	157,717	9,609,697
Comerica, Inc.#	50,841	2,007,711
Fifth Third Bancorp	237,066	4,314,601
Huntington Bancshares, Inc.	228,054	1,767,419
KeyCorp	250,291	2,698,137
PNC Financial Services Group, Inc.	143,121	10,253,188
SunTrust Banks, Inc.	145,962	4,683,921
US Bancorp	504,795	17,698,113
Wells Fargo & Co.	1,327,866	53,844,966

		106,877,753

Beverages - Non-alcoholic — 2.1%
Coca-Cola Co.	1,038,293	41,521,337
Coca-Cola Enterprises, Inc.	71,119	2,642,782
Dr Pepper Snapple Group, Inc.	55,152	2,535,889
Monster Beverage Corp.†#	38,988	2,128,355
PepsiCo, Inc.	417,903	33,754,025

		82,582,388

Beverages - Wine/Spirits — 0.2%
Beam, Inc.	43,396	2,813,797
Brown-Forman Corp., Class B#	41,045	2,824,717
Constellation Brands, Inc., Class A†	41,241	2,186,185

		7,824,699

Brewery — 0.1%
Molson Coors Brewing Co., Class B	42,319	2,090,982

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	66,417	5,237,645
Scripps Networks Interactive, Inc., Class A	23,314	1,570,431

		6,808,076

Building Products - Cement — 0.0%
Vulcan Materials Co.	35,168	1,884,301

Building Products - Wood — 0.1%
Masco Corp.	96,589	2,030,301

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	75,724	1,844,636
Lennar Corp., Class A#	44,768	1,760,278
PulteGroup, Inc.†	92,181	1,990,188

		5,595,102

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A#	58,091	878,336
Comcast Corp., Class A	715,020	28,708,053
DIRECTV†	155,268	9,491,533
Time Warner Cable, Inc.	80,034	7,644,047

		46,721,969

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	21,649	2,941,883

Casino Services — 0.0%
International Game Technology	71,609	1,280,369

Cellular Telecom — 0.1%
Sprint Nextel Corp.†	815,626	5,954,070

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified — 1.0%
Dow Chemical Co.	326,211	$11,241,231
E.I. du Pont de Nemours & Co.	253,132	14,122,234
FMC Corp.	37,323	2,340,525
LyondellBasell Industries NV, Class A	102,859	6,855,553
PPG Industries, Inc.	38,694	5,943,785

		40,503,328

Chemicals - Specialty — 0.3%
Eastman Chemical Co.	41,731	2,992,947
Ecolab, Inc.	71,903	6,073,647
International Flavors & Fragrances, Inc.	22,139	1,777,540
Sigma-Aldrich Corp.#	32,621	2,729,073

		13,573,207

Coal — 0.1%
CONSOL Energy, Inc.	61,813	2,143,675
Peabody Energy Corp.	73,079	1,437,464

		3,581,139

Coatings/Paint — 0.1%
Sherwin - Williams Co.	23,216	4,376,912

Commercial Services — 0.1%
Iron Mountain, Inc.	45,356	1,625,559
Quanta Services, Inc.†	57,797	1,639,701

		3,265,260

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	131,366	9,027,472
Equifax, Inc.	32,621	1,986,619
H&R Block, Inc.	73,471	2,150,496
Mastercard, Inc., Class A	28,604	16,311,431
McGraw - Hill Financial, Inc.	76,018	4,146,782
Moody’s Corp.	52,507	3,488,565
Paychex, Inc.#	87,675	3,264,140
Total System Services, Inc.	43,494	1,022,544
Western Union Co.#	154,093	2,524,043

		43,922,092

Computer Aided Design — 0.1%
Autodesk, Inc.†	60,834	2,295,267

Computer Services — 2.0%
Accenture PLC, Class A	174,567	14,333,697
Cognizant Technology Solutions Corp., Class A†	81,797	5,288,176
Computer Sciences Corp.	41,535	1,852,876
International Business Machines Corp.	283,794	59,034,828

		80,509,577

Computer Software — 0.1%
Akamai Technologies, Inc.†	48,197	2,222,846

Computers — 3.3%
Apple, Inc.	254,405	114,400,840
Dell, Inc.	395,568	5,280,833
Hewlett - Packard Co.	528,991	12,917,960

		132,599,633

Computers - Integrated Systems — 0.1%
Teradata Corp.†	44,866	2,501,280

Computers-Memory Devices — 0.7%
EMC Corp.†	570,037	14,114,116
NetApp, Inc.†	97,667	3,665,442
SanDisk Corp.†	65,536	3,867,935
Seagate Technology PLC	86,499	3,726,377
Western Digital Corp.	58,678	3,715,491

		29,089,361

Security Description	Shares	Value (Note 2)

Consulting Services — 0.0%
SAIC, Inc.#	76,899	$1,115,036

Consumer Products - Misc. — 0.3%
Clorox Co.#	35,462	2,946,183
Kimberly-Clark Corp.	105,014	10,168,506

		13,114,689

Containers - Metal/Glass — 0.1%
Ball Corp.	40,458	1,746,167
Owens-Illinois, Inc.†	44,474	1,220,812

		2,966,979

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	27,919	1,093,029
Sealed Air Corp.	52,703	1,265,926

		2,358,955

Cosmetics & Toiletries — 2.0%
Avon Products, Inc.	117,063	2,759,175
Colgate - Palmolive Co.	238,242	13,779,917
Estee Lauder Cos., Inc., Class A	64,948	4,402,176
Procter & Gamble Co.	740,000	56,802,400

		77,743,668

Cruise Lines — 0.1%
Carnival Corp.	120,296	3,981,798

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.#	11,069	1,086,312
Fidelity National Information Services, Inc.	79,446	3,567,125
Fiserv, Inc.†	36,147	3,150,573

		7,804,010

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	38,694	1,615,862
Patterson Cos., Inc.	22,629	884,341

		2,500,203

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	22,825	2,831,898

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	20,571	2,120,664

Distribution/Wholesale — 0.3%
Fastenal Co.#	73,079	3,813,262
Fossil Group, Inc.†	14,498	1,539,688
Genuine Parts Co.#	41,927	3,259,405
WW Grainger, Inc.	16,163	4,161,003

		12,773,358

Diversified Banking Institutions — 4.2%
Bank of America Corp.	2,931,103	40,038,867
Citigroup, Inc.	823,169	42,796,556
Goldman Sachs Group, Inc.	118,533	19,211,829
JPMorgan Chase & Co.	1,036,823	56,600,167
Morgan Stanley	371,861	9,631,200

		168,278,619

Diversified Manufacturing Operations — 3.2%
3M Co.	171,922	18,957,839
Danaher Corp.	157,032	9,707,718
Dover Corp.#	47,315	3,702,399
Eaton Corp. PLC	127,643	8,432,097
General Electric Co.	2,816,782	65,687,356
Illinois Tool Works, Inc.	112,459	7,886,750
Ingersoll - Rand PLC	74,646	4,294,384
Leggett & Platt, Inc.#	38,694	1,238,208

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Parker Hannifin Corp.#	40,360	$4,026,314
Pentair, Ltd.	55,838	3,252,005
Textron, Inc.	73,569	1,983,420

		129,168,490

Diversified Operations — 0.1%
Leucadia National Corp.	79,446	2,493,015

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	98,549	26,512,638
eBay, Inc.†	316,121	17,102,146

		43,614,784

E-Commerce/Services — 0.5%
Expedia, Inc.#	25,274	1,452,244
Netflix, Inc.†#	15,184	3,435,380
priceline.com, Inc.†	14,018	11,269,491
TripAdvisor, Inc.†	29,780	1,920,512

		18,077,627

Electric Products - Misc. — 0.3%
Emerson Electric Co.	195,628	11,240,785
Molex, Inc.#	37,519	1,100,807

		12,341,592

Electric - Generation — 0.1%
AES Corp.	167,709	2,046,050

Electric - Integrated — 2.7%
Ameren Corp.	65,732	2,237,517
American Electric Power Co., Inc.	131,562	6,028,171
CMS Energy Corp.	71,707	1,932,504
Consolidated Edison, Inc.	79,348	4,528,390
Dominion Resources, Inc.	156,150	8,830,283
DTE Energy Co.	46,727	3,112,486
Duke Energy Corp.	190,926	12,778,677
Edison International	88,263	4,054,802
Entergy Corp.	48,197	3,319,809
Exelon Corp.	231,580	7,257,717
FirstEnergy Corp.	113,243	4,417,609
Integrys Energy Group, Inc.#	21,257	1,222,915
NextEra Energy, Inc.	114,810	8,681,932
Northeast Utilities	85,128	3,547,284
Pepco Holdings, Inc.#	67,200	1,395,744
PG&E Corp.	118,827	5,336,521
Pinnacle West Capital Corp.	29,780	1,681,974
PPL Corp.	157,913	4,690,016
Public Service Enterprise Group, Inc.	137,048	4,528,066
SCANA Corp.	37,617	1,897,402
Southern Co.	235,401	10,334,104
TECO Energy, Inc.#	55,348	974,678
Wisconsin Energy Corp.	62,009	2,530,587
Xcel Energy, Inc.	132,247	3,798,134

		109,117,322

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	29,682	1,036,792
Jabil Circuit, Inc.	49,862	1,000,232
TE Connectivity, Ltd.	113,831	5,052,958

		7,089,982

Electronic Components - Semiconductors — 1.6%
Advanced Micro Devices, Inc.†#	164,379	657,516
Altera Corp.	86,597	2,874,154
Broadcom Corp., Class A	141,848	5,093,762
First Solar, Inc.†#	16,261	884,273

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Intel Corp.	1,339,818	$32,530,781
LSI Corp.†	148,901	1,101,867
Microchip Technology, Inc.#	52,899	1,929,756
Micron Technology, Inc.†	276,741	3,232,335
NVIDIA Corp.#	156,577	2,268,801
Texas Instruments, Inc.	299,272	10,740,872
Xilinx, Inc.	70,826	2,879,077

		64,193,194

Electronic Connectors — 0.1%
Amphenol Corp., Class A#	43,298	3,372,914

Electronic Forms — 0.1%
Adobe Systems, Inc.†	135,088	5,796,626

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	93,944	4,269,755
FLIR Systems, Inc.	39,282	956,909

		5,226,664

Electronic Security Devices — 0.1%
Tyco International, Ltd.	126,272	4,269,256

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	24,392	2,075,515

Engineering/R&D Services — 0.1%
Fluor Corp.	43,984	2,780,228
Jacobs Engineering Group, Inc.†	35,266	2,010,515

		4,790,743

Engines - Internal Combustion — 0.1%
Cummins, Inc.	47,805	5,718,912

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	35,657	1,615,084
CA, Inc.	90,124	2,461,286
Oracle Corp.	1,000,284	33,769,588

		37,845,958

Entertainment Software — 0.0%
Electronic Arts, Inc.†	81,307	1,869,248

Filtration/Separation Products — 0.1%
Pall Corp.	30,074	2,051,047

Finance - Consumer Loans — 0.1%
SLM Corp.	122,843	2,916,293

Finance - Credit Card — 1.3%
American Express Co.	260,381	19,713,445
Discover Financial Services	134,207	6,362,754
Visa, Inc., Class A	139,692	24,884,733

		50,960,932

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.#	297,704	5,912,402
E*TRADE Financial Corp.†	77,291	898,894

		6,811,296

Finance - Other Services — 0.3%
CME Group, Inc.	83,169	5,649,670
IntercontinentalExchange, Inc.†	19,690	3,371,125
NASDAQ OMX Group, Inc.	31,837	1,001,592
NYSE Euronext	65,830	2,648,341

		12,670,728

Food - Confectionery — 0.2%
Hershey Co.#	40,653	3,622,589
J.M. Smucker Co.	29,094	2,937,330

		6,559,919

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Meat Products — 0.1%
Hormel Foods Corp.#	36,441	$1,451,081
Tyson Foods, Inc., Class A	76,801	1,920,025

		3,371,106

Food - Misc./Diversified — 1.3%
Campbell Soup Co.#	48,588	2,080,052
ConAgra Foods, Inc.	112,067	3,775,537
General Mills, Inc.	175,155	8,246,297
H.J. Heinz Co.	86,891	6,287,433
Kellogg Co.	67,593	4,194,146
Kraft Foods Group, Inc.	160,558	8,851,563
McCormick & Co., Inc.#	35,951	2,483,495
Mondelez International, Inc., Class A	481,676	14,190,175

		50,108,698

Food - Retail — 0.3%
Kroger Co.	140,476	4,729,827
Safeway, Inc.#	64,948	1,494,454
Whole Foods Market, Inc.	93,454	4,846,524

		11,070,805

Food - Wholesale/Distribution — 0.1%
Sysco Corp.#	158,697	5,363,959

Gas - Distribution — 0.3%
AGL Resources, Inc.	31,935	1,351,808
CenterPoint Energy, Inc.	115,888	2,686,284
NiSource, Inc.	84,344	2,423,203
Sempra Energy	61,323	4,985,560

		11,446,855

Gold Mining — 0.1%
Newmont Mining Corp.	134,598	4,614,019

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	23,314	2,558,945

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	77,585	2,097,898

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	66,025	2,773,710
Starwood Hotels & Resorts Worldwide, Inc.	52,507	3,586,228
Wyndham Worldwide Corp.	37,029	2,152,126

		8,512,064

Human Resources — 0.0%
Robert Half International, Inc.	37,813	1,314,380

Independent Power Producers — 0.1%
NRG Energy, Inc.	87,577	2,234,965

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	37,911	3,336,926

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	56,229	5,308,580
Airgas, Inc.#	18,514	1,904,905
Praxair, Inc.	80,230	9,172,696

		16,386,181

Instruments - Controls — 0.4%
Honeywell International, Inc.	212,282	16,655,646

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	30,857	966,441
Thermo Fisher Scientific, Inc.	96,883	8,554,769
Waters Corp.†	23,216	2,245,219

		11,766,429

Security Description	Shares	Value (Note 2)

Insurance Brokers — 0.3%
Aon PLC	84,442	$5,376,422
Marsh & McLennan Cos., Inc.	148,509	5,943,330

		11,319,752

Insurance - Life/Health — 0.6%
Aflac, Inc.	126,664	7,053,918
Lincoln National Corp.	73,569	2,623,470
Principal Financial Group, Inc.	74,744	2,829,060
Prudential Financial, Inc.	125,978	8,688,703
Torchmark Corp.	25,372	1,636,748
Unum Group	73,079	2,081,290

		24,913,189

Insurance - Multi-line — 1.5%
ACE, Ltd.	91,887	8,240,426
Allstate Corp.	129,309	6,237,866
American International Group, Inc.†(1)	399,878	17,778,576
Assurant, Inc.	21,355	1,062,198
Cincinnati Financial Corp.#	39,772	1,882,806
Genworth Financial, Inc., Class A†	133,423	1,442,303
Hartford Financial Services Group, Inc.#	118,239	3,621,661
Loews Corp.	83,854	3,842,190
MetLife, Inc.	296,235	13,096,549
XL Group PLC	79,936	2,512,389

		59,716,964

Insurance - Property/Casualty — 0.5%
Chubb Corp.	70,728	6,160,409
Progressive Corp.	150,468	3,835,429
Travelers Cos., Inc.	102,369	8,570,333

		18,566,171

Insurance - Reinsurance — 1.4%
Berkshire Hathaway, Inc., Class B†	494,117	56,363,926

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	21,257	1,768,795

Internet Security — 0.2%
Symantec Corp.	186,714	4,180,526
VeriSign, Inc.†#	41,339	1,944,587

		6,125,113

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	55,152	4,495,991
BlackRock, Inc.	34,090	9,517,928
Franklin Resources, Inc.	37,421	5,793,145
Invesco, Ltd.	119,414	4,029,028
Legg Mason, Inc.#	31,053	1,088,097
T. Rowe Price Group, Inc.	70,140	5,320,821

		30,245,010

Linen Supply & Related Items — 0.0%
Cintas Corp.#	28,408	1,296,967

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.#	177,408	15,221,606
Joy Global, Inc.#	28,800	1,557,504

		16,779,110

Machinery - Farming — 0.2%
Deere & Co.	105,504	9,190,453

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	26,743	3,322,015

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Pumps — 0.1%
Flowserve Corp.	13,028	$2,190,398
Xylem, Inc.	50,450	1,419,663

		3,610,061

Medical Information Systems — 0.1%
Cerner Corp.†	39,674	3,899,161

Medical Instruments — 0.7%
Boston Scientific Corp.†	367,747	3,397,982
Edwards Lifesciences Corp.†	30,955	2,057,269
Intuitive Surgical, Inc.†	10,873	5,409,644
Medtronic, Inc.	273,998	13,976,638
St Jude Medical, Inc.	76,605	3,311,634

		28,153,167

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†#	25,176	2,504,760
Quest Diagnostics, Inc.#	42,907	2,653,369

		5,158,129

Medical Products — 1.0%
Baxter International, Inc.	147,921	10,403,284
Becton, Dickinson and Co.#	52,507	5,178,240
CareFusion Corp.†	60,344	2,217,642
Covidien PLC	127,839	8,130,561
Hospira, Inc.†	44,768	1,552,554
Stryker Corp.	78,369	5,202,918
Varian Medical Systems, Inc.†#	29,584	1,982,424
Zimmer Holdings, Inc.	45,845	3,599,291

		38,266,914

Medical - Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	52,899	5,159,769
Amgen, Inc.	202,780	20,385,473
Biogen Idec, Inc.†	63,968	15,191,760
Celgene Corp.†	113,439	14,026,732
Gilead Sciences, Inc.†#	412,417	22,468,478
Life Technologies Corp.†	46,629	3,455,209
Regeneron Pharmaceuticals, Inc.†#	20,693	5,005,016

		85,692,437

Medical - Drugs — 5.9%
Abbott Laboratories	425,446	15,601,105
AbbVie, Inc.	428,189	18,279,388
Allergan, Inc.	83,267	8,284,234
Bristol-Myers Squibb Co.	443,569	20,408,610
Eli Lilly & Co.	270,373	14,373,029
Forest Laboratories, Inc.†	63,478	2,523,250
Johnson & Johnson	757,241	63,744,547
Merck & Co., Inc.	818,761	38,236,139
Pfizer, Inc.	1,947,472	53,029,663

		234,479,965

Medical - Generic Drugs — 0.3%
Actavis, Inc.†	34,580	4,263,368
Mylan, Inc.†	107,169	3,266,511
Perrigo Co.	23,902	2,770,481

		10,300,360

Medical - HMO — 1.0%
Aetna, Inc.	103,008	6,219,623
Cigna Corp.	77,487	5,261,367
Humana, Inc.	42,907	3,466,028
UnitedHealth Group, Inc.	277,622	17,387,466
WellPoint, Inc.	82,385	6,341,173

		38,675,657

Security Description	Shares	Value (Note 2)

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†#	28,212	$1,336,402

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	62,303	3,369,346
Cardinal Health, Inc.	92,377	4,338,024
McKesson Corp.	63,087	7,183,086

		14,890,456

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	39,674	8,487,062

Metal - Aluminum — 0.1%
Alcoa, Inc.#	289,671	2,462,204

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	281,246	8,732,688

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.#	41,045	740,452

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	61,225	3,339,212

Multimedia — 1.8%
News Corp., Class A	541,726	17,394,822
Time Warner, Inc.	253,230	14,781,035
Viacom, Inc., Class B	123,333	8,126,411
Walt Disney Co.	489,023	30,847,571

		71,149,839

Networking Products — 0.9%
Cisco Systems, Inc.	1,444,343	34,779,779

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	80,524	2,745,868
Waste Management, Inc.	118,435	4,965,980

		7,711,848

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	54,564	800,999
Xerox Corp.	331,501	2,913,894

		3,714,893

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	27,135	1,180,373

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.#	18,808	1,294,178
Ensco PLC, Class A	62,989	3,790,048
Helmerich & Payne, Inc.#	28,800	1,778,112
Nabors Industries, Ltd.	78,858	1,262,517
Noble Corp.	68,475	2,653,406
Rowan Cos. PLC, Class A†	33,698	1,120,122

		11,898,383

Oil Companies - Exploration & Production — 2.7%
Anadarko Petroleum Corp.	135,578	11,859,007
Apache Corp.	106,092	8,713,336
Cabot Oil & Gas Corp.	57,013	4,011,435
Chesapeake Energy Corp.	141,064	3,080,838
ConocoPhillips	330,717	20,286,181
Denbury Resources, Inc.†	101,194	1,856,910
Devon Energy Corp.	102,271	5,814,106
EOG Resources, Inc.	73,569	9,497,758
EQT Corp.	40,751	3,255,190
Newfield Exploration Co.†	36,637	871,594
Noble Energy, Inc.#	97,372	5,613,496
Occidental Petroleum Corp.	218,160	20,085,991
Pioneer Natural Resources Co.	35,853	4,972,094

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
QEP Resources, Inc.	48,392	$1,372,397
Range Resources Corp.	44,082	3,314,085
Southwestern Energy Co.†	95,120	3,585,073
WPX Energy, Inc.†#	54,172	1,043,353

		109,232,844

Oil Companies - Integrated — 5.0%
Chevron Corp.	526,248	64,596,942
Exxon Mobil Corp.	1,213,741	109,807,148
Hess Corp.	80,524	5,428,123
Marathon Oil Corp.	191,710	6,592,907
Murphy Oil Corp.	49,078	3,107,619
Phillips 66	168,395	11,210,055

		200,742,794

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	67,103	4,084,560
FMC Technologies, Inc.†	64,360	3,582,277
National Oilwell Varco, Inc.	115,594	8,126,258

		15,793,095

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	89,732	7,402,890
Tesoro Corp.	37,225	2,294,921
Valero Energy Corp.	149,783	6,085,684

		15,783,495

Oil-Field Services — 1.1%
Baker Hughes, Inc.	119,708	5,444,320
Halliburton Co.	252,446	10,564,865
Schlumberger, Ltd.	359,812	26,277,070

		42,286,255

Paper & Related Products — 0.2%
International Paper Co.	119,512	5,515,479
MeadWestvaco Corp.	47,609	1,666,315

		7,181,794

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	221,686	13,771,134

Pipelines — 0.5%
Kinder Morgan, Inc.	171,138	6,499,821
ONEOK, Inc.	55,544	2,507,256
Spectra Energy Corp.	181,032	5,534,148
Williams Cos., Inc.	184,657	6,496,234

		21,037,459

Publishing - Newspapers — 0.0%
Gannett Co., Inc.#	62,205	1,337,407
Washington Post Co., Class B#	1,273	594,784

		1,932,191

Real Estate Investment Trusts — 2.1%
American Tower Corp.	107,071	8,334,407
Apartment Investment & Management Co., Class A	39,478	1,194,604
AvalonBay Communities, Inc.	32,900	4,364,514
Boston Properties, Inc.	41,045	4,374,576
Equity Residential	86,793	4,908,144
HCP, Inc.	122,843	5,820,301
Health Care REIT, Inc.	76,030	5,172,321
Host Hotels & Resorts, Inc.	196,804	3,501,143
Kimco Realty Corp.	110,500	2,447,575
Macerich Co.#	37,200	2,414,652
Plum Creek Timber Co., Inc.#	43,984	2,098,037
Prologis, Inc.	133,790	5,391,737

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Public Storage	39,086	$5,933,255
Simon Property Group, Inc.	84,932	14,136,082
Ventas, Inc.	79,054	5,642,084
Vornado Realty Trust	45,845	3,665,308
Weyerhaeuser Co.	147,725	4,405,159

		83,803,899

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	82,385	1,909,684

Retail - Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	21,551	1,079,274
Gap, Inc.	80,524	3,265,248
L Brands, Inc.	64,850	3,243,149
PVH Corp.	21,159	2,437,305
Ross Stores, Inc.	60,246	3,873,818
Urban Outfitters, Inc.†	29,682	1,244,566

		15,143,360

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	9,796	4,004,899
O’Reilly Automotive, Inc.†	30,172	3,286,032

		7,290,931

Retail - Automobile — 0.1%
AutoNation, Inc.†	10,481	485,585
CarMax, Inc.†	61,813	2,890,994

		3,376,579

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	61,225	4,178,606

Retail-Building Products — 1.1%
Home Depot, Inc.	405,070	31,862,806
Lowe’s Cos., Inc.	300,643	12,660,077

		44,522,883

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	32,817	1,088,212

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	72,001	1,983,628

Retail - Discount — 1.7%
Costco Wholesale Corp.	118,043	12,945,776
Dollar General Corp.†	81,895	4,324,056
Dollar Tree, Inc.†	61,519	2,955,373
Family Dollar Stores, Inc.	26,057	1,593,385
Target Corp.	176,330	12,254,935
Wal-Mart Stores, Inc.	453,071	33,907,834

		67,981,359

Retail - Drug Store — 0.8%
CVS Caremark Corp.	333,558	19,206,270
Walgreen Co.	232,952	11,125,787

		30,332,057

Retail - Jewelry — 0.1%
Tiffany & Co.#	32,327	2,514,394

Retail -Major Department Stores — 0.3%
J.C. Penney Co., Inc.†#	38,596	678,518
Nordstrom, Inc.	40,556	2,385,504
TJX Cos., Inc.	197,588	9,999,928

		13,063,950

Retail - Office Supplies — 0.1%
Staples, Inc.#	182,502	2,737,530

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc.	29,094	$1,963,845

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	57,307	2,946,153
Macy’s, Inc.	107,071	5,175,812

		8,121,965

Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	8,424	3,041,064
Darden Restaurants, Inc.#	35,070	1,816,626
McDonald’s Corp.	271,647	26,232,951
Starbucks Corp.	202,976	12,801,696
Yum! Brands, Inc.	122,059	8,269,497

		52,161,834

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†	66,515	1,007,037

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	128,819	1,094,961
People’s United Financial, Inc.#	91,789	1,263,017

		2,357,978

Schools — 0.0%
Apollo Group, Inc., Class A†#	27,135	542,429

Security Services — 0.1%
ADT Corp.	59,700	2,423,223

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	82,875	3,806,449
Linear Technology Corp.#	62,989	2,362,087
QUALCOMM, Inc.	465,414	29,544,481

		35,713,017

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	325,035	4,940,532
KLA-Tencor Corp.	44,964	2,531,024
Lam Research Corp.†	43,984	2,057,571
Teradyne, Inc.†#	51,527	924,394

		10,453,521

Steel - Producers — 0.1%
Nucor Corp.	86,010	3,828,305
United States Steel Corp.#	39,086	691,431

		4,519,736

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	29,094	802,122

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	398,898	6,131,062
JDS Uniphase Corp.†#	63,674	867,240

		6,998,302

Telecommunication Equipment — 0.1%
Harris Corp.#	30,563	1,532,123
Juniper Networks, Inc.†	139,692	2,476,739

		4,008,862

Telephone - Integrated — 2.5%
AT&T, Inc.	1,487,642	52,052,593
CenturyLink, Inc.#	169,571	5,790,850
Frontier Communications Corp.#	270,373	1,119,344
Verizon Communications, Inc.	774,287	37,537,434
Windstream Corp.#	159,970	1,284,559

		97,784,780

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.2%
CBS Corp., Class B	158,501	$7,845,800

Tobacco — 1.7%
Altria Group, Inc.	544,469	19,655,331
Lorillard, Inc.#	102,761	4,361,177
Philip Morris International, Inc.	446,410	40,583,133
Reynolds American, Inc.#	87,185	4,194,470

		68,794,111

Tools - Hand Held — 0.1%
Snap-on, Inc.	15,771	1,436,581
Stanley Black & Decker, Inc.	43,396	3,437,831

		4,874,412

Toys — 0.1%
Hasbro, Inc.#	31,053	1,381,237
Mattel, Inc.	93,357	4,177,726

		5,558,963

Transport - Rail — 0.9%
CSX Corp.	276,545	6,971,700
Kansas City Southern	29,800	3,298,860
Norfolk Southern Corp.	85,226	6,527,459
Union Pacific Corp.	127,153	19,660,397

		36,458,416

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	43,592	2,471,231
Expeditors International of Washington, Inc.	55,935	2,183,143
FedEx Corp.	79,250	7,634,945
Ryder System, Inc.	13,910	876,886
United Parcel Service, Inc., Class B	193,669	16,636,167

		29,802,372

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	54,858	4,447,338

Web Portals/ISP — 1.8%
Google, Inc., Class A†	72,295	62,926,291
Yahoo!, Inc.†	262,536	6,904,697

		69,830,988

Wireless Equipment — 0.3%
Crown Castle International Corp.†	79,446	5,660,527
Motorola Solutions, Inc.	74,744	4,332,162

		9,992,689

Total Long-Term Investment Securities
(cost $2,538,675,490)		3,944,540,498

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Registered Investment Companies — 4.4%
State Street Navigator Securities Lending Prime Portfolio(2)	173,676,730	173,676,730

U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.00% due 06/27/2013	$4,000,000	4,000,000
0.02% due 06/20/2013#	10,000,000	9,999,894
0.09% due 06/06/2013(3)	4,500,000	4,499,947

		18,499,841

Total Short-Term Investment Securities
(cost $192,176,571)		192,176,571

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.1%
Repurchase Agreement — 0.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $5,228,000)	$5,228,000	$5,228,000

TOTAL INVESTMENTS
(cost $2,736,080,061)(5)	104.2%	4,141,945,069
Liabilities in excess of other assets	(4.2)	(167,414,315)

NET ASSETS	100.0%	$3,974,530,754

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	At May 31, 2013, the Fund had loaned securities with a total value of $169,018,236. This was secured by collateral of $173,676,730, which was received in cash and subsequently invested in short-term investments currently valued at $173,676,730 as reported in the portfolio of investments. Additional collateral of $1,991,050 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2013
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 08/15/2042	$1,991,050

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)
376	Long	S&P 500 E-Mini Index	June 2013	$29,467,878	$30,625,200	$1,157,322

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$234,479,965	$—	$—	$234,479,965
Oil Companies - Integrated	200,742,794	—	—	200,742,794
Other Industries*	3,509,317,739	—	—	3,509,317,739
Short-Term Investment Securities:
Registered Investment Companies	173,676,730	—	—	173,676,730
U.S. Government Treasuries	—	18,499,841	—	18,499,841
Repurchase Agreement	—	5,228,000	—	5,228,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,157,322	—	—	1,157,322

Total	$4,119,374,550	$23,727,841	$—	$4,143,102,391

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2013 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	8.3%
Oil Companies — Integrated	7.1
Diversified Manufacturing Operations	6.4
Medical —Drugs	6.2
Banks — Super Regional	6.1
Oil Companies — Exploration & Production	4.0
Networking Products	3.1
Electronic Components — Semiconductors	2.9
Electric — Integrated	2.9
Investment Management/Advisor Services	2.8
Medical Products	2.7
Retail — Building Products	2.4
Telephone — Integrated	2.0
Computers — Memory Devices	1.9
Insurance — Multi-line	1.8
Chemicals — Diversified	1.8
Medical — HMO	1.7
Insurance Brokers	1.7
Aerospace/Defense	1.6
Applications Software	1.4
Repurchase Agreements	1.4
Retail — Drug Store	1.4
Oil-Field Services	1.3
Insurance — Life/Health	1.2
Aerospace/Defense — Equipment	1.2
Steel — Producers	1.2
Cable/Satellite TV	1.2
Finance — Other Services	1.2
Banks — Commercial	1.2
Tools — Hand Held	1.1
Tobacco	1.1
Medical — Biomedical/Gene	1.1
Food — Misc./Diversified	1.1
Retail — Auto Parts	1.1
Beverages — Non-alcoholic	1.0
Paper & Related Products	1.0
Multimedia	1.0
Semiconductor Components — Integrated Circuits	1.0
Retail — Apparel/Shoe	1.0
Brewery	1.0
Agricultural Chemicals	1.0
Home Decoration Products	0.9
Insurance — Property/Casualty	0.9
Medical — Generic Drugs	0.8
Retail — Major Department Stores	0.8
Television	0.7
Auto — Heavy Duty Trucks	0.7
Retail — Regional Department Stores	0.6
Rubber — Tires	0.6
Oil & Gas Drilling	0.5
Auto — Cars/Light Trucks	0.4
Gold Mining	0.3

99.8%

*	Calculated as a percentage of net assets.

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense — 1.6%
Boeing Co.	9,867	$977,030
Spirit Aerosystems Holdings, Inc., Class A†	37,200	803,892

		1,780,922

Aerospace/Defense - Equipment — 1.2%
United Technologies Corp.	14,400	1,366,560

Agricultural Chemicals — 1.0%
Mosaic Co.	17,304	1,052,429

Applications Software — 1.4%
Microsoft Corp.	45,994	1,604,271

Auto - Cars/Light Trucks — 0.4%
General Motors Co.†	11,714	396,987

Auto - Heavy Duty Trucks — 0.7%
PACCAR, Inc.	15,120	810,432

Banks - Commercial — 1.2%
BB&T Corp.	39,460	1,299,023

Banks - Super Regional — 6.1%
PNC Financial Services Group, Inc.	35,538	2,545,942
Wells Fargo & Co.	103,621	4,201,832

		6,747,774

Beverages - Non-alcoholic — 1.0%
PepsiCo, Inc.	14,162	1,143,865

Brewery — 1.0%
Anheuser-Busch InBev NV ADR	11,450	1,052,484

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	32,449	1,302,827

Chemicals - Diversified — 1.8%
Dow Chemical Co.	29,653	1,021,842
E.I. du Pont de Nemours & Co.	17,962	1,002,100

		2,023,942

Computers - Memory Devices — 1.9%
EMC Corp.†	83,900	2,077,364

Diversified Banking Institutions — 8.3%
Citigroup, Inc.	42,070	2,187,219
Credit Suisse Group AG ADR	21,839	642,939
Goldman Sachs Group, Inc.	11,037	1,788,877
JPMorgan Chase & Co.	85,127	4,647,083

		9,266,118

Diversified Manufacturing Operations — 6.4%
3M Co.	10,460	1,153,424
Eaton Corp. PLC	23,870	1,576,852
General Electric Co.	92,249	2,151,247
Illinois Tool Works, Inc.	16,757	1,175,168
Ingersoll-Rand PLC	19,414	1,116,888

		7,173,579

Electric - Integrated — 2.9%
Edison International	19,244	884,069
Entergy Corp.	11,565	796,597
NextEra Energy, Inc.	7,320	553,539
Northeast Utilities	22,974	957,327

		3,191,532

Electronic Components - Semiconductors — 2.9%
Intel Corp.	73,612	1,787,299
Xilinx, Inc.	35,291	1,434,579

		3,221,878

Security Description	Shares	Value (Note 2)

Finance - Other Services — 1.2%
IntercontinentalExchange, Inc.†	7,600	$1,301,196

Food - Misc./Diversified — 1.1%
General Mills, Inc.	15,076	709,778
Kraft Foods Group, Inc.	9,061	499,533

		1,209,311

Gold Mining — 0.3%
Barrick Gold Corp.	16,800	354,816

Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	38,400	1,038,336

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	48,085	1,924,362

Insurance - Life/Health — 1.2%
Principal Financial Group, Inc.	36,519	1,382,244

Insurance - Multi-line — 1.8%
ACE, Ltd.	22,864	2,050,444

Insurance - Property/Casualty — 0.9%
Chubb Corp.	11,228	977,959

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	13,871	1,130,764
BlackRock, Inc.	7,208	2,012,474

		3,143,238

Medical Products — 2.7%
Baxter International, Inc.	22,020	1,548,667
Covidien PLC	23,192	1,475,011

		3,023,678

Medical - Biomedical/Gene — 1.1%
Amgen, Inc.	12,396	1,246,170

Medical - Drugs — 6.2%
Johnson & Johnson	14,173	1,193,083
Merck & Co., Inc.	45,898	2,143,437
Pfizer, Inc.	74,414	2,026,293
Roche Holding AG(1)	6,389	1,580,896

		6,943,709

Medical - Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	22,237	849,454

Medical - HMO — 1.7%
UnitedHealth Group, Inc.	30,935	1,937,459

Multimedia — 1.0%
Thomson Reuters Corp.	32,730	1,093,182

Networking Products — 3.1%
Cisco Systems, Inc.	143,499	3,455,456

Oil & Gas Drilling — 0.5%
Noble Corp.	14,760	571,950

Oil Companies - Exploration & Production — 4.0%
Anadarko Petroleum Corp.	13,360	1,168,599
EOG Resources, Inc.	6,800	877,880
Occidental Petroleum Corp.	16,700	1,537,569
Southwestern Energy Co.†	21,879	824,620

		4,408,668

Oil Companies - Integrated — 7.1%
Chevron Corp.	30,486	3,742,156
Exxon Mobil Corp.	24,537	2,219,862
Marathon Oil Corp.	30,507	1,049,136
Royal Dutch Shell PLC ADR	12,860	885,154

		7,896,308

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2013 — (continued}

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil-Field Services — 1.3%
Halliburton Co.	34,900	$1,460,565

Paper & Related Products — 1.0%
International Paper Co.	23,860	1,101,139

Retail - Apparel/Shoe — 1.0%
PVH Corp.	9,300	1,071,267

Retail - Auto Parts — 1.1%
AutoZone, Inc.†	2,900	1,185,607

Retail - Building Products — 2.4%
Home Depot, Inc.	15,034	1,182,574
Lowe’s Cos., Inc.	34,970	1,472,587

		2,655,161

Retail - Drug Store — 1.4%
CVS Caremark Corp.	26,234	1,510,554

Retail - Major Department Stores — 0.8%
Nordstrom, Inc.	14,155	832,597

Retail - Regional Department Stores — 0.6%
Kohl’s Corp.	13,253	681,337

Rubber - Tires — 0.6%
Goodyear Tire & Rubber Co.†	42,450	642,693

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	23,619	1,084,821

Steel - Producers — 1.2%
Nucor Corp.	13,580	604,446
Steel Dynamics, Inc.	49,411	757,965

		1,362,411

Telephone - Integrated — 2.0%
AT&T, Inc.	36,778	1,286,862
Verizon Communications, Inc.	20,200	979,296

		2,266,158

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.7%
CBS Corp., Class B	16,685	825,907

Tobacco — 1.1%
Philip Morris International, Inc.	13,852	1,259,285

Tools - Hand Held — 1.1%
Stanley Black & Decker, Inc.	16,038	1,270,530

Total Long-Term Investment Securities
(cost $87,760,378)		109,529,959

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/13 in the amount of $1,550,001 and collateralized by $1,585,000 of United States Treasury Bills, bearing interest at 0.25%, due 08/15/15 and having an approximate value of $1,585,000 (cost $1,550,000)	$1,550,000	$1,550,000

TOTAL INVESTMENTS
(cost $89,310,378)(2)	99.8%	111,079,959
Other assets less liabilities	0.2	222,649

NET ASSETS —	100.0%	$111,302,608

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $1,580,896 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$6,747,774	$—	$—	$6,747,774
Diversified Banking Institutions	9,266,118	—	—	9,266,118
Diversified Manufacturing Operations	7,173,579	—	—	7,173,579
Medical - Drugs	5,362,813	1,580,896	—	6,943,709
Oil Companies - Integrated	7,896,308	—	—	7,896,308
Other Industries*	71,502,471	—	—	71,502,471
Repurchase Agreement	—	1,550,000	—	1,550,000

Total	$107,949,063	$3,130,896	$—	$111,079,959

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2013

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$163,323,854	$510,906,804	$42,152,398	$238,424,230	$247,094,844	$565,348,486	$16,561,516
Investment securities, at value (affiliated)*	–	–	–	–	–	–	69,721,956
Repurchase agreements (cost approximates value)	–	–	–	–	4,911,000	237,000	–

Total Investments	163,323,854	510,906,804	42,152,398	238,424,230	252,005,844	565,585,486	86,283,472

Cash	213,761	–	900	208,803	1,101	875	38,524
Foreign cash*	10,641	10,267	–	–	–	–	–
Due from broker	–	–	–	–	–	–	907,931
Receivable for:
Fund shares sold	44,608	53,696	73,739	84,570	11,592	430,828	1,301,887
Dividends and interest	624,890	275,965	105,036	1,063,902	537,246	1,990,270	42,312
Investments sold	2,304,669	1,395,600	62,068	5,074,476	5,470,250	–	–
Securities lending income	–	3,904	–	1,586	2,869	–	–
Prepaid expenses and other assets	22,015	8,651	4,197	10,470	12,716	8,732	8,300
Due from investment adviser for expense reimbursements/fee waivers	–	–	3,720	–	28,094	4,423	–
Deferred offering costs	–	–	–	–	–	–	18,871
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	166,544,438	512,654,887	42,402,058	244,868,037	258,069,712	568,020,614	88,601,297

LIABILITIES:
Payable for:
Fund shares reacquired	13,796	126,938	3,867	202,549	100,012	41,274	76,364
Investments purchased	2,450,171	1,484,399	428,463	6,900,706	3,961,410	–	1,259,670
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	70,581	310,642	24,414	97,799	164,308	353,758	16,414
Administrative service fee	9,881	29,484	2,442	13,692	14,377	34,076	922
Transfer agent fees and expenses	116	160	88	175	102	160	30
Directors’ fees and expenses	3,824	5,967	416	3,345	9,213	6,464	159
Other accrued expenses	78,491	77,082	41,265	68,352	60,042	85,581	41,353
Variation margin on futures contracts	129,500	–	–	–	–	–	302,580
Collateral upon return of securities loaned	–	15,394,505	–	7,563,149	11,393,011	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	2,756,360	17,429,177	500,955	14,849,767	15,702,475	521,313	1,697,492

NET ASSETS	$163,788,078	$495,225,710	$41,901,103	$230,018,270	$242,367,237	$567,499,301	$86,903,805

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$134,211	$348,884	$32,172	$229,681	$155,309	$488,349	$79,963
Additional paid-in capital	137,756,257	307,461,736	33,847,622	219,674,472	257,136,344	462,773,518	84,120,318
Accumulated undistributed net investment income (loss)	3,021,913	894,581	658,360	5,569,425	3,100,714	12,375,143	(7,162)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	9,505,820	21,592,311	(1,508,336)	2,582,405	(63,709,945)	(26,711,546)	574,600
Unrealized appreciation (depreciation) on investments	13,846,680	164,928,222	8,871,285	1,962,287	45,684,815	118,574,490	2,117,002
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(477,120)	–	–	–	–	–	19,084
Unrealized foreign exchange gain (loss) on other assets and liabilities	317	(24)	–	–	–	(653)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$163,788,078	$495,225,710	$41,901,103	$230,018,270	$242,367,237	$567,499,301	$86,903,805

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,421,077	34,888,367	3,217,231	22,968,050	15,530,893	48,834,861	7,996,319
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.20	$14.19	$13.02	$10.01	$15.61	$11.62	$10.87

* Cost
Investment securities (unaffiliated)	$149,477,174	$345,978,582	$33,281,113	$236,461,943	$201,410,029	$446,773,996	$16,823,947

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$67,342,523

Foreign cash	$10,325	$10,266	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$14,923,333	$–	$7,495,198	$11,033,027	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2013 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$719,108,683	$966,949,873	$385,299,275	$307,317,494	$479,281,720	$140,244,677	$872,175,186
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	1,358,000	–

Total Investments	719,108,683	966,949,873	385,299,275	307,317,494	479,281,720	141,602,677	872,175,186

Cash	932	53	1,017	160	79,401	1,324	1,423
Foreign cash*	1,580,116	122,573	129,695	1,306,890	1,401,102	–	64,221
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	223,268	33,368	76,101	49,261	2,920	416,036	64,965
Dividends and interest	3,078,368	5,036,323	1,211,150	909,875	3,252,870	676,950	1,247,123
Investments sold	253,545	2,739,395	2,090,145	–	–	–	2,819,729
Securities lending income	8,869	411,421	–	2,631	92,159	506	28,316
Prepaid expenses and other assets	8,731	14,810	6,230	13,550	9,550	22,205	17,870
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	12,766
Deferred offering costs	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	6,278,166	–	–

TOTAL ASSETS	724,262,512	975,307,816	388,813,613	309,599,861	490,397,888	142,719,698	876,431,599

LIABILITIES:
Payable for:
Fund shares reacquired	46,227	206,139	109,360	143,551	253,744	65,031	177,381
Investments purchased	522,832	5,514,588	3,793,550	–	566,295	–	2,993,501
Accrued foreign tax on capital gains	541,293	–	–	–	84,795	–	744
Investment advisory and management fees	466,533	522,910	259,012	130,061	200,382	59,348	497,214
Administrative service fee	42,856	54,563	24,840	18,208	28,054	8,309	49,286
Transfer agent fees and expenses	146	131	131	159	73	189	102
Directors’ fees and expenses	6,443	12,474	3,272	8,272	6,550	3,426	15,425
Other accrued expenses	164,188	160,764	80,477	84,296	105,832	55,234	112,280
Variation margin on futures contracts	–	–	–	50,430	–	–	–
Collateral upon return of securities loaned	23,992,280	55,811,185	–	8,619,854	22,562,502	5,742,058	49,044,723
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	1,529,488	–	–

TOTAL LIABILITIES	25,782,798	62,282,754	4,270,642	9,054,831	25,337,715	5,933,595	52,890,656

NET ASSETS	$698,479,714	$913,025,062	$384,542,971	$300,545,030	$465,060,173	$136,786,103	$823,540,943

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$863,462	$949,979	$429,687	$172,949	$367,222	$124,916	$591,309
Additional paid-in capital	770,990,835	956,379,330	306,160,880	399,380,389	401,242,636	129,507,439	691,337,336
Accumulated undistributed net investment income (loss)	9,375,139	18,462,153	10,123,156	5,686,578	10,357,646	3,623,989	7,654,064
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(123,446,368)	(93,145,084)	23,050,432	(139,109,549)	(8,525,304)	260,682	(13,000,289)
Unrealized appreciation (depreciation) on investments	41,259,456	30,479,291	44,795,922	34,504,588	57,030,332	3,269,077	136,963,577
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	(43,211)	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(21,517)	(100,607)	(17,106)	(46,714)	4,672,436	–	(4,310)
Accrued capital gains tax on unrealized appreciation (depreciation)	(541,293)	–	–	–	(84,795)	–	(744)

NET ASSETS	$698,479,714	$913,025,062	$384,542,971	$300,545,030	$465,060,173	$136,786,103	$823,540,943

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	86,346,195	94,997,922	42,968,677	17,294,931	36,722,209	12,491,559	59,130,862
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.09	$9.61	$8.95	$17.38	$12.66	$10.95	$13.93

* Cost
Investment securities (unaffiliated)	$677,849,227	$936,470,582	$340,503,353	$272,812,906	$422,251,388	$136,975,600	$735,211,609

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,586,069	$121,512	$133,258	$1,332,409	$1,424,744	$–	$64,336

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$22,241,120	$57,829,469	$–	$8,302,061	$23,492,930	$6,773,200	$47,563,845

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2013 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$94,183,102	$412,990,801	$444,012,065	$1,084,589,655	$178,622,300	$646,571,114	$166,467,845
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	4,274,000	–	–	646,000	–	–	1,926,000

Total Investments	98,457,102	412,990,801	444,012,065	1,085,235,655	178,622,300	646,571,114	168,393,845

Cash	6,302	–	11,794	72,024	255	222,045	836
Foreign cash*	–	22,558	190,650	6,658,256	1,191,950	913,297	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	29,712	98,585	465,028	113,687	87,031	231,403	334,936
Dividends and interest	157,818	191,555	2,018,803	5,337,494	2,120,722	2,144,875	261,538
Investments sold	3,406,904	1,483,213	1,546,469	2,649,982	3,468,406	2,945,140	59,259
Securities lending income	2,408	–	–	244,386	–	127,714	951
Prepaid expenses and other assets	6,759	7,672	6,941	31,923	8,716	14,647	5,337
Due from investment adviser for expense reimbursements/fee waivers	6,337	–	–	–	–	46,983	–
Deferred offering costs	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	102,073,342	414,794,384	448,251,750	1,100,343,407	185,499,380	653,217,218	169,056,702

LIABILITIES:
Payable for:
Fund shares reacquired	57,687	51,228	33,644	81,776	156,219	30,677	14,225
Investments purchased	1,637,194	750,690	1,607,085	14,021,448	590,671	2,442,376	–
Accrued foreign tax on capital gains	–	125,543	–	112,865	–	88,980	–
Investment advisory and management fees	60,480	344,517	183,611	261,577	80,102	479,250	95,047
Administrative service fee	5,645	24,116	26,910	61,430	11,214	36,845	9,505
Transfer agent fees and expenses	102	174	131	799	117	131	88
Directors’ fees and expenses	3,050	4,782	4,151	15,645	3,852	11,785	1,825
Other accrued expenses	51,741	75,212	79,694	234,031	66,921	129,466	50,927
Variation margin on futures contracts	–	–	–	99,175	–	–	–
Collateral upon return of securities loaned	4,590,810	–	–	84,293,514	–	46,911,503	8,268,263
Due to broker	–	–	–	211,140	–	–	–
Call and put options written, at value@	–	1,320,310	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	6,406,709	2,696,572	1,935,226	99,393,400	909,096	50,131,013	8,439,880

NET ASSETS	$95,666,633	$412,097,812	$446,316,524	$1,000,950,007	$184,590,284	$603,086,205	$160,616,822

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$64,709	$249,489	$387,111	$1,546,317	$152,354	$487,971	$125,006
Additional paid-in capital	102,223,482	250,187,870	405,503,565	1,142,184,047	181,242,464	552,520,626	112,730,868
Accumulated undistributed net investment income (loss)	881,057	(1,579,227)	8,541,416	24,586,879	3,485,160	8,692,282	1,607,866
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(14,440,517)	18,456,444	2,257,171	(242,293,137)	1,301,143	(54,125,115)	11,403,115
Unrealized appreciation (depreciation) on investments	6,937,902	144,696,403	29,649,858	75,335,905	(1,536,708)	95,666,749	34,749,967
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	215,943	–	(125,655)	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(3,567)	(22,597)	(171,484)	(54,129)	(67,328)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(125,543)	–	(112,865)	–	(88,980)	–

NET ASSETS	$95,666,633	$412,097,812	$446,316,524	$1,000,950,007	$184,590,284	$603,086,205	$160,616,822

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,470,936	24,948,852	38,711,079	154,631,662	15,235,380	48,797,106	12,500,552
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.78	$16.52	$11.53	$6.47	$12.12	$12.36	$12.85

* Cost
Investment securities (unaffiliated)	$87,245,200	$268,294,398	$414,362,207	$1,009,253,750	$180,159,008	$550,904,365	$131,717,878

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$22,516	$200,936	$6,689,290	$1,212,558	$914,705	$–

@ Premiums received on options written	$–	$1,536,253	$–	$–	$–	$–	$–

† Including securities on loan	$4,665,696	$–	$–	$81,017,101	$–	$50,994,463	$8,016,168

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2013 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$381,204,099	$3,181,714,955	$297,845,395	$364,681,269	$207,659,927	$830,781,601	$88,074,190
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	2,427,000	12,442,000	–	11,962,000	3,544,000	2,128,000	1,740,000

Total Investments	383,631,099	3,194,156,955	297,845,395	376,643,269	211,203,927	832,909,601	89,814,190

Cash	1,039	621	1,722	2,741	836	540	34,854
Foreign cash*	–	–	160,294	–	–	924,996	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	1,760	130,246	68,735	1,383,145	3,032	5,273	20,040
Dividends and interest	424,752	3,500,571	232,904	217,695	255,456	984,736	3,050
Investments sold	6,410,653	14,001,844	2,790,884	–	–	12,499,611	1,345,610
Securities lending income	12,255	123,608	47,277	–	1,336	122,416	4,993
Prepaid expenses and other assets	8,983	61,469	7,256	19,259	6,062	28,392	4,735
Due from investment adviser for expense reimbursements/fee waivers	–	–	3,865	106,859	9,622	–	5,229
Deferred offering costs	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	390,490,541	3,211,975,314	301,158,332	378,372,968	211,480,271	847,475,565	91,232,701

LIABILITIES:
Payable for:
Fund shares reacquired	204,504	630,353	18,293	21,632	232,197	280,350	4,140
Investments purchased	6,264,130	7,036,106	2,422,055	–	–	11,833,732	1,277,152
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	201,573	665,106	154,305	127,337	68,691	573,931	57,857
Administrative service fee	22,047	174,342	15,474	22,284	12,021	45,516	4,764
Transfer agent fees and expenses	87	972	130	1,001	768	725	73
Directors’ fees and expenses	5,778	49,627	3,936	11,518	2,665	23,135	1,031
Other accrued expenses	68,537	275,024	67,042	102,969	87,422	135,234	44,484
Variation margin on futures contracts	–	1,063,180	–	–	41,650	–	–
Collateral upon return of securities loaned	16,196,669	276,772,779	38,339,320	–	8,440,220	61,969,205	7,620,733
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	22,963,325	286,667,489	41,020,555	286,741	8,885,634	74,861,828	9,010,234

NET ASSETS	$367,527,216	$2,925,307,825	$260,137,777	$378,086,227	$202,594,637	$772,613,737	$82,222,467

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$294,886	$1,197,032	$183,775	$3,787,286	$290,108	$402,525	$62,395
Additional paid-in capital	295,555,024	2,110,829,825	205,694,761	374,940,159	134,361,031	758,747,648	56,812,654
Accumulated undistributed net investment income (loss)	2,076,673	34,898,745	1,654,751	1,129	1,957,307	1,181,798	(240,150)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	24,987,199	93,363,051	1,118,797	(642,347)	(2,113,438)	(88,604,024)	9,402,192
Unrealized appreciation (depreciation) on investments	44,611,651	682,138,039	51,487,009	–	67,884,249	100,891,793	16,185,376
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	2,881,133	–	–	215,380	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,783	–	(1,316)	–	–	(6,003)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$367,527,216	$2,925,307,825	$260,137,777	$378,086,227	$202,594,637	$772,613,737	$82,222,467

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	29,488,551	119,703,171	18,377,505	378,728,585	29,010,755	40,252,516	6,239,534
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.46	$24.44	$14.16	$1.00	$6.98	$19.19	$13.18

* Cost
Investment securities (unaffiliated)	$336,592,448	$2,499,576,916	$246,358,386	$364,681,269	$139,775,678	$729,889,808	$71,888,814

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$160,837	$–	$–	$924,807	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$16,064,604	$267,592,778	$39,627,064	$–	$8,229,681	$60,774,820	$7,450,301

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2013 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$403,815,523	$1,088,669,890	$257,860,942	$123,532,223	$4,118,938,493	$109,529,959
Investment securities, at value (affiliated)*	–	–	–	–	17,778,576	–
Repurchase agreements (cost approximates value)	–	9,771,000	–	–	5,228,000	1,550,000

Total Investments	403,815,523	1,098,440,890	257,860,942	123,532,223	4,141,945,069	111,079,959

Cash	18,032	537,037	1,639	630	533	180
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	90,947	248,885	43,185	4,981	731,988	81,758
Dividends and interest	190,487	720,956	240,993	55,879	8,508,901	289,271
Investments sold	1,482,667	1,320,386	2,935,884	1,786,303	184,052	24,023
Securities lending income	24,133	209,177	9,772	9,721	26,327	–
Prepaid expenses and other assets	13,716	20,981	6,601	5,228	165,909	5,903
Due from investment adviser for expense reimbursements/fee waivers	28,440	–	933	3,917	–	1,075
Deferred offering costs	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	405,663,945	1,101,498,312	261,099,949	125,398,882	4,151,562,779	111,482,169

LIABILITIES:
Payable for:
Fund shares reacquired	48,617	58,112	9,536	35,865	584,193	36,324
Investments purchased	1,054,087	4,881,475	1,522,530	1,605,843	764,280	16,532
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	262,775	250,366	142,111	78,365	847,776	73,494
Administrative service fee	20,767	58,212	13,264	6,453	237,269	6,596
Transfer agent fees and expenses	102	756	116	73	1,045	131
Directors’ fees and expenses	10,535	17,483	3,273	1,587	91,776	2,253
Other accrued expenses	76,196	152,320	61,087	49,521	366,476	44,231
Variation margin on futures contracts	–	297,000	–	–	462,480	–
Collateral upon return of securities loaned	53,345,727	111,425,322	33,208,160	14,338,522	173,676,730	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	54,818,806	117,141,046	34,960,077	16,116,229	177,032,025	179,561

NET ASSETS	$350,845,139	$984,357,266	$226,139,872	$109,282,653	$3,974,530,754	$111,302,608

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$260,711	$542,969	$199,758	$86,251	$1,321,906	$89,779
Additional paid-in capital	244,529,641	754,502,381	217,298,968	87,909,096	2,467,902,292	138,776,367
Accumulated undistributed net investment income (loss)	737,121	13,591,554	1,586,725	(143,145)	71,265,697	1,910,748
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	15,761,362	19,682,990	(24,828,085)	3,633,861	27,018,529	(51,243,708)
Unrealized appreciation (depreciation) on investments	89,556,304	194,753,205	31,882,506	17,796,590	1,405,865,008	21,769,581
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,284,160	–	–	1,157,322	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	7	–	–	–	(159)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$350,845,139	$984,357,266	$226,139,872	$109,282,653	$3,974,530,754	$111,302,608

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	26,071,091	54,296,930	19,975,823	8,625,099	132,190,646	8,977,915
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.46	$18.13	$11.32	$12.67	$30.07	$12.40

* Cost
Investment securities (unaffiliated)	$314,259,219	$893,916,685	$225,978,436	$105,735,633	$2,697,069,132	$87,760,378

Investment securities (affiliated)	$–	$–	$–	$–	$33,782,929	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$51,669,193	$108,169,711	$32,227,747	$14,135,822	$169,018,236	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2013

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND#
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,105,125	$4,680,518	$938,843	$9,877	$4,822,446	$16,262,697	$–
Securities lending income	–	53,712	–	13,768	92,342	–	–
Interest (unaffiliated)	1,865,089	3,360	108	5,545,907	289	1,880	47,945

Total investment income*	3,970,214	4,737,590	938,951	5,569,552	4,915,077	16,264,577	47,945

EXPENSES:
Investment advisory and management fees	780,264	3,299,222	234,089	1,169,942	1,804,024	3,465,525	43,574
Administrative service fee	109,237	312,515	23,409	163,796	157,852	330,545	2,449
Transfer agent fees and expenses	1,354	1,808	944	2,085	1,205	1,478	170
Custodian fees	163,258	62,876	23,079	71,148	76,107	101,634	9,187
Reports to shareholders	25,063	71,046	5,426	39,649	36,564	80,544	3,239
Audit and tax fees	47,206	30,692	30,426	50,540	30,915	30,842	25,788
Legal fees	9,518	14,664	7,707	10,880	10,463	15,460	21,255
Directors’ fees and expenses	8,930	25,582	1,367	13,476	12,965	26,592	562
Interest expense	500	16	–	740	93	176	–
Other expenses	24,982	18,401	11,892	10,519	13,856	18,620	3,127

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,170,312	3,836,822	338,339	1,532,775	2,144,044	4,071,416	109,351

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(42,002)	(54,085)	–	(340,019)	(199,317)	(53,576)
Fees paid indirectly (Note 7)	(862)	(5,461)	(3,753)	–	(6,364)	–	–

Net expenses	1,169,450	3,789,359	280,501	1,532,775	1,797,661	3,872,099	55,775

Net investment income (loss)	2,800,764	948,231	658,450	4,036,777	3,117,416	12,392,478	(7,830)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,307,778	38,176,973	1,473,982	5,814,565	13,851,143	10,148,372	(1,091)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	(55)
Net realized gain (loss) on futures contracts and written options contracts	105,604	–	–	–	–	–	575,935
Net realized foreign exchange gain (loss) on other assets and liabilities	(14,847)	411	–	–	193	(14,406)	–

Net realized gain (loss) on investments and foreign currencies	10,398,535	38,177,384	1,473,982	5,814,565	13,851,336	10,133,966	574,789

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	9,057,160	51,009,742	7,080,789	(6,586,307)	40,945,387	87,263,622	(262,431)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	2,379,433
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(584,520)	–	–	–	–	–	19,084
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	317	(18)	–	–	–	324	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,472,957	51,009,724	7,080,789	(6,586,307)	40,945,387	87,263,946	2,136,086

Net realized and unrealized gain (loss) on investments and foreign currencies	18,871,492	89,187,108	8,554,771	(771,742)	54,796,723	97,397,912	2,710,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,672,256	$90,135,339	$9,213,221	$3,265,035	$57,914,139	$109,790,390	$2,703,045

* Net of foreign withholding taxes on interest and dividends of	$395	$2,048	$7,127	$427	$19,353	$150,145	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

#	For the period December 19, 2012 (commencement of operations) to May 31, 2013

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2013 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUEFUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$16,888,433	$25,854,900	$9,617,372	$7,611,642	$8,262,455	$–	$13,889,206
Securities lending income	129,473	1,160,552	–	61,021	190,805	4,571	275,799
Interest (unaffiliated)	388	2,738	999	349	7,601,993	4,061,385	597

Total investment income*	17,018,294	27,018,190	9,618,371	7,673,012	16,055,253	4,065,956	14,165,602

EXPENSES:
Investment advisory and management fees	4,872,590	5,749,146	2,635,647	1,394,190	2,285,194	751,392	5,697,257
Administrative service fee	443,429	597,127	251,065	195,187	319,927	105,195	563,893
Transfer agent fees and expenses	1,840	1,460	1,455	1,892	859	2,136	1,117
Custodian fees	661,990	486,715	151,863	164,234	292,280	43,129	189,451
Reports to shareholders	107,266	130,359	58,600	44,807	69,938	25,095	128,256
Audit and tax fees	38,876	57,194	29,817	36,819	42,383	38,577	29,244
Legal fees	26,164	19,116	15,290	11,282	13,574	9,687	21,037
Directors’ fees and expenses	37,155	49,812	20,245	15,804	26,711	8,502	47,044
Interest expense	161	137	66	–	298	1,655	2,411
Other expenses	23,115	25,863	20,670	24,474	19,771	8,794	30,157

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	6,212,586	7,116,929	3,184,718	1,888,689	3,070,935	994,162	6,709,867

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	–	(184,824)
Fees paid indirectly (Note 7)	(107)	(16,484)	(7,447)	(7,360)	(2,538)	–	–

Net expenses	6,212,479	7,100,445	3,177,271	1,881,329	3,068,397	994,162	6,525,043

Net investment income (loss)	10,805,815	19,917,745	6,441,100	5,791,683	12,986,856	3,071,794	7,640,559

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,641,923	(7,439)	33,732,587	17,172,539	4,336,999	855,822	83,686,701
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	488,856	–	–	814,095	–	–	69,896
Net realized foreign exchange gain (loss) on other assets and liabilities	(263,664)	(372,057)	(91,196)	(56,987)	2,575,110	–	(17,252)

Net realized gain (loss) on investments and foreign currencies	1,867,115	(379,496)	33,641,391	17,929,647	6,912,109	855,822	83,739,345

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	66,937,167	237,566,346	36,213,399	46,096,113	94,169,749	(4,579,312)	55,870,315
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	254,644	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	15,581	7,731	(14,408)	(22,262)	4,133,946	–	(693)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(236,155)	–	–	–	(17,454)	–	(744)

Net unrealized gain (loss) on investments and foreign currencies	66,716,593	237,574,077	36,198,991	46,328,495	98,286,241	(4,579,312)	55,868,878

Net realized and unrealized gain (loss) on investments and foreign currencies	68,583,708	237,194,581	69,840,382	64,258,142	105,198,350	(3,723,490)	139,608,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,389,523	$257,112,326	$76,281,482	$70,049,825	$118,185,206	$(651,696)	$147,248,782

* Net of foreign withholding taxes on interest and dividends of	$2,122,713	$2,490,254	$798,767	$329,571	$1,143,494	$–	$84,229

** Net of foreign withholding taxes on capital gains of	$393,030	$–	$–	$–	$13,147	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2013 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,592,137	$2,182,056	$559,854	$28,395,414	$–	$14,000,308	$2,769,929
Securities lending income	10,169	–	–	823,812	–	364,399	18,784
Interest (unaffiliated)	496	17,694	10,597,633	11,130	6,507,932	2,102	158

Total investment income*	1,602,802	2,199,750	11,157,487	29,230,356	6,507,932	14,366,809	2,788,871

EXPENSES:
Investment advisory and management fees	647,261	3,294,214	2,100,669	2,657,790	955,219	5,222,194	981,872
Administrative service fee	60,411	230,595	307,326	604,266	133,731	399,209	98,187
Transfer agent fees and expenses	1,117	2,062	1,454	9,292	1,288	1,463	944
Custodian fees	49,602	111,917	69,934	1,010,899	67,749	450,211	27,455
Reports to shareholders	13,622	64,705	72,315	128,537	30,032	91,253	23,327
Audit and tax fees	30,943	32,988	44,637	66,443	43,573	45,608	30,968
Legal fees	8,514	16,858	15,279	20,554	10,092	19,119	12,824
Directors’ fees and expenses	4,934	18,523	25,466	48,250	11,123	32,984	8,075
Interest expense	–	–	–	578	131	1,588	14
Other expenses	12,894	20,273	13,077	50,500	9,655	23,627	12,642

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	829,298	3,792,135	2,650,157	4,597,109	1,262,593	6,287,256	1,196,308

Fees waived and expenses reimbursed by investment adviser (Note 3)	(95,735)	–	–	–	–	(527,248)	(4,036)
Fees paid indirectly (Note 7)	(6,003)	(2,545)	–	–	–	(1,810)	(11,328)

Net expenses	727,560	3,789,590	2,650,157	4,597,109	1,262,593	5,758,198	1,180,944

Net investment income (loss)	875,242	(1,589,840)	8,507,330	24,633,247	5,245,339	8,608,611	1,607,927

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,648,542	18,597,988	5,376,971	6,667,001	2,859,209	26,777,111	11,995,134
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	2,606,109	–	2,508,961	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(14,469)	(385,888)	(476,949)	35,396	(102,206)	–

Net realized gain (loss) on investments and foreign currencies	10,648,542	21,189,628	4,991,083	8,699,013	2,894,605	26,674,905	11,995,134

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	7,243,990	89,080,318	(12,978,183)	162,714,815	(3,908,981)	101,784,686	25,234,105
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	90,408	–	2,298,207	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(2,345)	(13,423)	66,050	(248,923)	(44,220)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	28,489	–	(61,695)	–	(28,415)	–

Net unrealized gain (loss) on investments and foreign currencies	7,243,990	89,196,870	(12,991,606)	165,017,377	(4,157,904)	101,712,051	25,234,105

Net realized and unrealized gain (loss) on investments and foreign currencies	17,892,532	110,386,498	(8,000,523)	173,716,390	(1,263,299)	128,386,956	37,229,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,767,774	$108,796,658	$506,807	$198,349,637	$3,982,040	$136,995,567	$38,837,166

* Net of foreign withholding taxes on interest and dividends of	$1,794	$56,639	$(1,082)	$2,243,290	$(17,183)	$1,106,973	$1,690

** Net of foreign withholding taxes on capital gains of	$–	$300,874	$–	$203,180	$–	$85,284	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2013 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,694,825	$42,507,143	$3,166,684	$–	$2,891,851	$7,360,606	$239,375
Securities lending income	68,407	1,968,371	445,677	–	39,442	1,127,870	49,474
Interest (unaffiliated)	1,049	7,463	542	870,403	1,265	13,842	177

Total investment income*	4,764,281	44,482,977	3,612,903	870,403	2,932,558	8,502,318	289,026

EXPENSES:
Investment advisory and management fees	2,261,002	7,008,070	1,708,168	1,561,333	736,272	6,475,327	644,586
Administrative service fee	247,297	1,822,262	170,868	273,233	128,848	512,674	53,083
Transfer agent fees and expenses	1,032	11,394	1,548	11,756	9,116	8,526	859
Custodian fees	82,279	241,554	108,563	40,516	25,037	198,034	28,379
Reports to shareholders	54,995	414,463	36,416	59,672	29,370	111,314	11,933
Audit and tax fees	30,687	31,139	31,119	38,584	30,937	32,009	31,230
Legal fees	12,814	46,930	10,730	13,774	9,954	17,194	8,158
Directors’ fees and expenses	20,603	149,293	14,212	22,530	10,437	42,214	4,458
Interest expense	–	–	34	–	–	237	–
Other expenses	16,760	83,843	15,014	13,856	68,806	42,321	12,076

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,727,469	9,808,948	2,096,672	2,035,254	1,048,777	7,439,850	794,762

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(21,849)	(1,203,933)	(73,217)	–	(44,009)
Fees paid indirectly (Note 7)	(42,508)	–	(32,338)	–	–	(66,128)	–

Net expenses	2,684,961	9,808,948	2,042,485	831,321	975,560	7,373,722	750,753

Net investment income (loss)	2,079,320	34,674,029	1,570,418	39,082	1,956,998	1,128,596	(461,727)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	27,629,323	121,843,699	4,599,137	17,162	(1,244,461)	47,975,961	10,050,352
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	6,350,043	–	–	369,673	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(5)	–	(8,966)	–	–	(94,342)	–

Net realized gain (loss) on investments and foreign currencies	27,629,318	128,193,742	4,590,171	17,162	(874,788)	47,881,619	10,050,352

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	31,005,911	512,862,009	44,258,021	–	30,561,756	92,554,590	10,150,381
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	5,057,764	–	–	786,878	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	456	–	2,586	–	–	(15,713)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	31,006,367	517,919,773	44,260,607	–	31,348,634	92,538,877	10,150,381

Net realized and unrealized gain (loss) on investments and foreign currencies	58,635,685	646,113,515	48,850,778	17,162	30,473,846	140,420,496	20,200,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,715,005	$680,787,544	$50,421,196	$56,244	$32,430,844	$141,549,092	$19,739,006

* Net of foreign withholding taxes on interest and dividends of	$17,821	$–	$30,541	$–	$–	$127,868	$271

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2013 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,792,338	$14,602,196	$3,104,128	$905,857	$83,868,974	$2,780,600
Securities lending income	295,381	2,484,112	207,288	161,976	601,921	–
Interest (unaffiliated)	3,441	5,316	798	207	8,424	112

Total investment income*	4,091,160	17,091,624	3,312,214	1,068,040	84,479,319	2,780,712

EXPENSES:
Investment advisory and management fees	2,840,612	2,691,680	1,517,006	885,141	9,351,630	798,069
Administrative service fee	223,639	613,671	141,587	72,894	2,573,071	71,622
Transfer agent fees and expenses	1,203	9,363	1,375	859	12,188	1,463
Custodian fees	135,369	238,809	90,774	58,105	324,810	24,799
Reports to shareholders	50,682	138,142	32,227	16,313	584,358	14,727
Audit and tax fees	31,218	32,671	31,029	31,084	30,974	30,852
Legal fees	11,825	19,513	10,121	8,726	61,285	8,654
Directors’ fees and expenses	18,753	50,358	11,770	6,129	209,799	6,010
Interest expense	110	–	–	–	1,423	76
Other expenses	23,155	21,708	16,143	13,534	122,442	12,629

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,336,566	3,815,915	1,852,032	1,092,785	13,271,980	968,901

Fees waived and expenses reimbursed by investment adviser (Note 3)	(365,367)	–	(31,625)	(51,443)	–	(99,210)
Fees paid indirectly (Note 7)	(16,211)	–	(12,082)	(12,684)	–	(407)

Net expenses	2,954,988	3,815,915	1,808,325	1,028,658	13,271,980	869,284

Net investment income (loss)	1,136,172	13,275,709	1,503,889	39,382	71,207,339	1,911,428

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	31,107,614	19,720,497	10,742,051	8,657,131	125,893,936	4,884,459
Net realized gain (loss) on investments (affiliated)	–	–	–	–	(10,474,072)	–
Net realized gain (loss) on futures contracts and written options contracts	–	4,107,454	–	–	3,433,184	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(164)	(381)	–	–	–	(2,027)

Net realized gain (loss) on investments and foreign currencies	31,107,450	23,827,570	10,742,051	8,657,131	118,853,048	4,882,432

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	53,153,238	197,996,091	36,161,405	10,471,627	667,515,357	21,878,777
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	15,547,012	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	2,879,996	–	–	4,239,512	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	67	–	–	–	(159)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	53,153,238	200,876,154	36,161,405	10,471,627	687,301,881	21,878,618

Net realized and unrealized gain (loss) on investments and foreign currencies	84,260,688	224,703,724	46,903,456	19,128,758	806,154,929	26,761,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,396,860	$237,979,433	$48,407,345	$19,168,140	$877,362,268	$28,672,478

* Net of foreign withholding taxes on interest and dividends of	$965	$16,107	$1,915	$–	$58,811	$23,750

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,800,764	$3,030,563	$948,231	$150,793	$658,450	$536,149	$4,036,777	$4,741,326
Net realized gain (loss) on investments and foreign currencies	10,398,535	4,885,791	38,177,384	20,239,557	1,473,982	(69,935)	5,814,565	2,403,074
Net unrealized gain (loss) on investments and foreign currencies	8,472,957	(6,507,408)	51,009,724	(7,002,099)	7,080,789	(2,032,972)	(6,586,307)	4,512,824

Net increase (decrease) in net assets resulting from operations	21,672,256	1,408,946	90,135,339	13,388,251	9,213,221	(1,566,758)	3,265,035	11,657,224

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,231,904)	(3,429,852)	(224,987)	(70,304)	(209,946)	(463,566)	(5,162,897)	(4,938,152)
Net realized gain on securities	(651,012)	–	–	–	–	–	–	–

Total distributions to shareholders	(3,882,916)	(3,429,852)	(224,987)	(70,304)	(209,946)	(463,566)	(5,162,897)	(4,938,152)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,144,350	1,826,317	669,780	(52,764,359)	4,422,227	1,482,884	(1,073,543)	83,618,371

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,933,690	(194,589)	90,580,132	(39,446,412)	13,425,502	(547,440)	(2,971,405)	90,337,443
NET ASSETS:
Beginning of period	144,854,388	145,048,977	404,645,578	444,091,990	28,475,601	29,023,041	232,989,675	142,652,232

End of period†	$163,788,078	$144,854,388	$495,225,710	$404,645,578	$41,901,103	$28,475,601	$230,018,270	$232,989,675

† Includes accumulated undistributed net investment income (loss)	$3,021,913	$3,228,320	$894,581	$172,412	$658,360	$209,773	$5,569,425	$5,151,563

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period Ended December 19, 2012# - May 31, 2013	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,117,416	$3,303,876	$12,392,478	$7,090,814	$(7,830)	$10,805,815	$5,061,832
Net realized gain (loss) on investments and foreign currencies	13,851,336	8,097,391	10,133,966	2,084,489	574,789	1,867,115	(28,756,983)
Net unrealized gain (loss) on investments and foreign currencies	40,945,387	(30,749,992)	87,263,946	732,981	2,136,086	66,716,593	(50,159,651)

Net increase (decrease) in net assets resulting from operations	57,914,139	(19,348,725)	109,790,390	9,908,284	2,703,045	79,389,523	(73,854,802)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,330,758)	(2,494,004)	(7,071,676)	(3,936,226)	–	(4,045,089)	(2,741,502)
Net realized gain on securities	–	–	–	–	–	–	–

Total distributions to shareholders	(3,330,758)	(2,494,004)	(7,071,676)	(3,936,226)	–	(4,045,089)	(2,741,502)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(23,205,206)	(19,129,988)	118,348,241	149,140,951	84,200,760	121,818,078	320,353,263

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,378,175	(40,972,717)	221,066,955	155,113,009	86,903,805	197,162,512	243,756,959
NET ASSETS:
Beginning of period	210,989,062	251,961,779	346,432,346	191,319,337	–	501,317,202	257,560,243

End of period†	$242,367,237	$210,989,062	$567,499,301	$346,432,346	$86,903,805	$698,479,714	$501,317,202

† Includes accumulated undistributed net investment income (loss)	$3,100,714	$3,316,208	$12,375,143	$7,057,006	$(7,162)	$9,375,139	$3,257,862

#	Commencement of operations

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,917,745	$26,383,377	$6,441,100	$6,230,898	$5,791,683	$5,272,371	$12,986,856	$17,542,912
Net realized gain (loss) on investments and foreign currencies	(379,496)	9,455,416	33,641,391	16,149,733	17,929,647	(5,140,424)	6,912,109	18,640,470
Net unrealized gain (loss) on investments and foreign currencies	237,574,077	(306,588,811)	36,198,991	(45,662,001)	46,328,495	(32,272,439)	98,286,241	(89,529,272)

Net increase (decrease) in net assets resulting from operations	257,112,326	(270,750,018)	76,281,482	(23,281,370)	70,049,825	(32,140,492)	118,185,206	(53,345,890)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,987,749)	(25,185,909)	(5,610,988)	(6,181,361)	(5,032,332)	(5,488,185)	(26,416,216)	(22,147,238)
Net realized gain on securities	–	–	(10,219,178)	(20,286,032)	–	–	–	–

Total distributions to shareholders	(26,987,749)	(25,185,909)	(15,830,166)	(26,467,393)	(5,032,332)	(5,488,185)	(26,416,216)	(22,147,238)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(75,193,163)	(13,547,337)	42,452,241	17,607,141	(5,753,556)	(13,324,387)	(66,593,056)	(31,122,617)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,931,414	(309,483,264)	102,903,557	(32,141,622)	59,263,937	(50,953,064)	25,175,934	(106,615,745)
NET ASSETS:
Beginning of period	758,093,648	1,067,576,912	281,639,414	313,781,036	241,281,093	292,234,157	439,884,239	546,499,984

End of period†	$913,025,062	$758,093,648	$384,542,971	$281,639,414	$300,545,030	$241,281,093	$465,060,173	$439,884,239

† Includes accumulated undistributed net investment income (loss)	$18,462,153	$25,910,700	$10,123,156	$2,908,407	$5,686,578	$4,918,227	$10,357,646	$22,763,623

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,071,794	$3,206,260	$7,640,559	$5,753,454	$875,242	$763,126	$(1,589,840)	$(1,351,629)
Net realized gain (loss) on investments and foreign currencies	855,822	4,315,320	83,739,345	44,728,947	10,648,542	2,823,543	21,189,628	20,017,078
Net unrealized gain (loss) on investments and foreign currencies	(4,579,312)	3,979,705	55,868,878	(60,371,740)	7,243,990	(8,390,232)	89,196,870	(4,654,959)

Net increase (decrease) in net assets resulting from operations	(651,696)	11,501,285	147,248,782	(9,889,339)	18,767,774	(4,803,563)	108,796,658	14,010,490

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,575,957)	(2,700,933)	(5,671,417)	(5,230,264)	(767,908)	(650,051)	–	(761,059)
Net realized gain on securities	(754,395)	(1,094,307)	–	–	–	–	(18,519,035)	(13,467,228)

Total distributions to shareholders	(4,330,352)	(3,795,240)	(5,671,417)	(5,230,264)	(767,908)	(650,051)	(18,519,035)	(14,228,287)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(4,160,924)	27,104,622	(83,551,486)	(19,387,819)	(3,390,268)	(4,603,647)	61,165,792	31,803,221

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,142,972)	34,810,667	58,025,879	(34,507,422)	14,609,598	(10,057,261)	151,443,415	31,585,424
NET ASSETS:
Beginning of period	145,929,075	111,118,408	765,515,064	800,022,486	81,057,035	91,114,296	260,654,397	229,068,973

End of period†	$136,786,103	$145,929,075	$823,540,943	$765,515,064	$95,666,633	$81,057,035	$412,097,812	$260,654,397

† Includes accumulated undistributed net investment income (loss)	$3,623,989	$3,565,129	$7,654,064	$5,547,147	$881,057	$762,828	$(1,579,227)	$(646,131)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,507,330	$11,885,395	$24,633,247	$24,371,459	$5,245,339	$6,146,803	$8,608,611	$9,006,568
Net realized gain (loss) on investments and foreign currencies	4,991,083	659,929	8,699,013	(57,322,931)	2,894,605	5,873,450	26,674,905	1,390,107
Net unrealized gain (loss) on investments and foreign currencies	(12,991,606)	22,799,711	165,017,377	(169,114,142)	(4,157,904)	(6,466,662)	101,712,051	(112,110,035)

Net increase (decrease) in net assets resulting from operations	506,807	35,345,035	198,349,637	(202,065,614)	3,982,040	5,553,591	136,995,567	(101,713,360)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,468,245)	(5,725,808)	(23,116,984)	(27,470,184)	(6,321,232)	(7,282,500)	(8,748,947)	(8,989,593)
Net realized gain on securities	–	–	–	–	(4,789,535)	(2,195,429)	–	–

Total distributions to shareholders	(11,468,245)	(5,725,808)	(23,116,984)	(27,470,184)	(11,110,767)	(9,477,929)	(8,748,947)	(8,989,593)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	43,460,085	36,252,150	135,877,424	(108,821,152)	(3,775,055)	10,109,079	(10,999,285)	(21,177,967)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,498,647	65,871,377	311,110,077	(338,356,950)	(10,903,782)	6,184,741	117,247,335	(131,880,920)
NET ASSETS:
Beginning of period	413,817,877	347,946,500	689,839,930	1,028,196,880	195,494,066	189,309,325	485,838,870	617,719,790

End of period†	$446,316,524	$413,817,877	$1,000,950,007	$689,839,930	$184,590,284	$195,494,066	$603,086,205	$485,838,870

† Includes accumulated undistributed net investment income (loss)	$8,541,416	$11,459,347	$24,586,879	$21,992,553	$3,485,160	$3,843,811	$8,692,282	$8,406,934

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,607,927	$1,325,572	$2,079,320	$722,327	$34,674,029	$24,714,377	$1,570,418	$274,630
Net realized gain (loss) on investments and foreign currencies	11,995,134	16,595,618	27,629,318	29,548,687	128,193,742	96,217,514	4,590,171	12,970,769
Net unrealized gain (loss) on investments and foreign currencies	25,234,105	(24,721,941)	31,006,367	(56,269,234)	517,919,773	(297,348,077)	44,260,607	(55,576,227)

Net increase (decrease) in net assets resulting from operations	38,837,166	(6,800,751)	60,715,005	(25,998,220)	680,787,544	(176,416,186)	50,421,196	(42,330,828)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,347,765)	(1,184,950)	(739,174)	(1,035,950)	(25,086,430)	(22,290,565)	–	(1,342,901)
Net realized gain on securities	(16,063,573)	(4,344,944)	(28,422,069)	–	(87,788,582)	(142,995,493)	(5,866,213)	–

Total distributions to shareholders	(17,411,338)	(5,529,894)	(29,161,243)	(1,035,950)	(112,875,012)	(165,286,058)	(5,866,213)	(1,342,901)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	13,909,909	(8,363,546)	(7,997,307)	(31,971,616)	(58,068,883)	20,934,565	(30,454,634)	(51,529,773)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,335,737	(20,694,191)	23,556,455	(59,005,786)	509,843,649	(320,767,679)	14,100,349	(95,203,502)
NET ASSETS:
Beginning of period	125,281,085	145,975,276	343,970,761	402,976,547	2,415,464,176	2,736,231,855	246,037,428	341,240,930

End of period†	$160,616,822	$125,281,085	$367,527,216	$343,970,761	$2,925,307,825	$2,415,464,176	$260,137,777	$246,037,428

† Includes accumulated undistributed net investment income (loss)	$1,607,866	$1,349,056	$2,076,673	$738,383	$34,898,745	$25,280,137	$1,654,751	$56,178

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MONEY MARKET I FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$39,082	$44,510	$1,956,998	$837,967	$1,128,596	$(657,813)	$(461,727)	$(450,763)
Net realized gain (loss) on investments and foreign currencies	17,162	182,267	(874,788)	4,246,335	47,881,619	67,060,291	10,050,352	1,831,189
Net unrealized gain (loss) on investments and foreign currencies	–	–	31,348,634	5,961,303	92,538,877	(152,413,612)	10,150,381	(11,932,888)

Net increase (decrease) in net assets resulting from operations	56,244	226,777	32,430,844	11,045,605	141,549,092	(86,011,134)	19,739,006	(10,552,462)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,087)	(44,510)	(846,374)	(518,467)	–	–	–	–
Net realized gain on securities	–	–	(4,326,723)	(16,828,508)	–	–	(1,041,533)	(5,225,815)

Total distributions to shareholders	(39,087)	(44,510)	(5,173,097)	(17,346,975)	–	–	(1,041,533)	(5,225,815)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(30,418,197)	(65,137,961)	12,354,293	42,123,996	(83,053,460)	(88,788,668)	(8,699,269)	(3,323,448)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,401,040)	(64,955,694)	39,612,040	35,822,626	58,495,632	(174,799,802)	9,998,204	(19,101,725)
NET ASSETS:
Beginning of period	408,487,267	473,442,961	162,982,597	127,159,971	714,118,105	888,917,907	72,224,263	91,325,988

End of period†	$378,086,227	$408,487,267	$202,594,637	$162,982,597	$772,613,737	$714,118,105	$82,222,467	$72,224,263

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,134	$1,957,307	$843,206	$1,181,798	$(44,496)	$(240,150)	$(223,035)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,136,172	$77,718	$13,275,709	$10,632,370	$1,503,889	$1,171,834	$39,382	$(526,382)
Net realized gain (loss) on investments and foreign currencies	31,107,450	26,581,858	23,827,570	46,423,008	10,742,051	9,124,997	8,657,131	5,784,431
Net unrealized gain (loss) on investments and foreign currencies	53,153,238	(55,248,972)	200,876,154	(144,026,373)	36,161,405	(24,792,472)	10,471,627	(17,492,147)

Net increase (decrease) in net assets resulting from operations	85,396,860	(28,589,396)	237,979,433	(86,970,995)	48,407,345	(14,495,641)	19,168,140	(12,234,098)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(224,117)	(414,586)	(10,815,364)	(8,534,509)	(1,204,354)	(1,538,947)	–	–
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(224,117)	(414,586)	(10,815,364)	(8,534,509)	(1,204,354)	(1,538,947)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(33,472,859)	(29,421,443)	(48,590,387)	(77,302,891)	(2,439,128)	(30,539,922)	(11,017,111)	(7,667,640)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,699,884	(58,425,425)	178,573,682	(172,808,395)	44,763,863	(46,574,510)	8,151,029	(19,901,738)
NET ASSETS:
Beginning of period	299,145,255	357,570,680	805,783,584	978,591,979	181,376,009	227,950,519	101,131,624	121,033,362

End of period†	$350,845,139	$299,145,255	$984,357,266	$805,783,584	$226,139,872	$181,376,009	$109,282,653	$101,131,624

† Includes accumulated undistributed net investment income (loss)	$737,121	$(216,297)	$13,591,554	$11,209,728	$1,586,725	$1,292,802	$(143,145)	$(182,527)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$71,207,339	$61,249,255	$1,911,428	$2,205,562
Net realized gain (loss) on investments and foreign currencies	118,853,048	62,069,102	4,882,432	(1,558,436)
Net unrealized gain (loss) on investments and foreign currencies	687,301,881	(155,772,163)	21,878,618	(9,970,410)

Net increase (decrease) in net assets resulting from operations	877,362,268	(32,453,806)	28,672,478	(9,323,284)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(61,450,683)	(55,685,112)	(2,211,912)	(1,598,533)
Net realized gain on securities	(54,568,138)	(188,517,274)	–	–

Total distributions to shareholders	(116,018,821)	(244,202,386)	(2,211,912)	(1,598,533)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(180,478,280)	118,714,383	(15,978,360)	(40,714,411)

TOTAL INCREASE (DECREASE) IN NET ASSETS	580,865,167	(157,941,809)	10,482,206	(51,636,228)
NET ASSETS:
Beginning of period	3,393,665,587	3,551,607,396	100,820,402	152,456,630

End of period†	$3,974,530,754	$3,393,665,587	$111,302,608	$100,820,402

† Includes accumulated undistributed net investment income (loss)	$71,265,697	$61,480,665	$1,910,748	$2,210,623

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*	Effective December 19, 2012, the Dynamic Allocation Fund commenced operations. The Fund invests under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Companies”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds (“ETFs”), fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of May 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Instruments

The following tables represent the value of derivatives held as of May 31, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended May 31, 2013:

	Asset Allocation Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$129,500
Interest contracts(3)	Variation margin on futures contracts	—	Variation margin on futures contracts	—

		$—		$129,500

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$102,602	$(558,222)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	3,002	(26,298)

		$105,604	$(584,520)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,265,812
(3)	The average value outstanding for interest rate futures contracts was $770,021
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(477,120) as reported in the Portfolio of Investments.

	Dynamic Allocation Fund#
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$302,580

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$575,935	$19,084

#	The Fund commenced operations on December 19, 2012
(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $9,427,457
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $19,084 as reported in the Portfolio of Investments.

Emerging Economies Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$488,856	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,100,404

Global Real Estate Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)		Value		Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(769)	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $5,588

	Global Social Awareness Fund
	Asset Derivatives 2013		Asset Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$50,430

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$814,095	$254,644

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,251,141
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($43,211) as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)		Value		Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$6,278,166	Unrealized depreciation on forward foreign currency contracts	$1,529,488

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$2,655,814	$3,996,251

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $160,341,079

Growth Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$69,896	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $653,207

	Health Sciences Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Call and put options purchased, at value	$—	Call and put options purchased, at value	$—
	Call and put options written, at value	—	Call and put options written, at value	1,320,310

		$—		$1,320,310

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(4)(5)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$8,189	$(402)
	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	2,606,109	90,408

		$2,614,298	$90,006

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $38,264
(3)	The average value outstanding for equity written options contracts was $2,634,436
(4)	The options purchased are included in net realized gain (loss) on investments (unaffiliated).
(5)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund
	Asset Derivatives 2013		Asset Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$99,175

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$2,508,961	$2,298,207

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $16,791,221
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(125,655) as reported in the Portfolio of Investments.

International Government Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)		Value		Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$65,403	$(318,122)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $1,316,674

	Mid Cap Index Fund
	Asset Derivatives 2013		Asset Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,063,180

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$6,350,043	$5,057,764

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $52,068,087
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $2,881,133 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Nasdaq-100® Index Fund
	Asset Derivatives 2013		Asset Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$41,650

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$369,673	$786,878

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,905,209
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $215,380 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2013		Asset Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$297,000

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$4,107,454	$2,879,996

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $25,944,898
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,284,160 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2013		Asset Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$462,480

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$3,433,184	$4,239,512

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $43,909,824
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,157,322 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the year ended May 31, 2013, the Global Real Estate Fund and International Government Bond Fund used Forward Foreign Currency Contracts to attempt protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to attempt protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of May 31, 2013, the Global Strategy Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended May 31, 2013, the Asset Allocation Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of May 31, 2013, the following Funds had open futures contracts: Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended May 31, 2013, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of May 31, 2013, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended May 31, 2013 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2012	6,255	$3,763,808
Options written	7,030	3,799,049
Options terminated in closing purchase transactions	(4,393)	(2,453,779)
Options exercised	(1,275)	(690,311)
Options expired	(5,248)	(2,882,514)

Options outstanding as of May 31, 2013	2,369	$1,536,253

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2013, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.13%	$237,000
Government Securities	0.05%	92,000
Growth & Income	2.35%	4,274,000
Large Capital Growth	1.33%	2,427,000
Mid Cap Index	6.84%	12,442,000
Money Market I	6.58%	11,962,000
Nasdaq-100® Index	1.95%	3,544,000
Small Cap Index	5.37%	9,771,000
Stock Index	2.87%	5,228,000

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated May 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $181,862,000, a repurchase price of $181,862,152, and a maturity date of June 3, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	5/31/2017	$1,425,000	$1,417,986
U.S. Treasury Notes	0.88%	1/31/2017	365,000	368,650
U.S. Treasury Notes	0.88%	2/28/2017	113,400,000	114,463,125
U.S. Treasury Notes	0.88%	4/30/2017	68,805,000	69,253,471

Mortgage-Backed Dollar Rolls: During the year ended May 31, 2013, the Asset Allocation Fund and Capital Conservation entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. There were no TBA Rolls outstanding at period end. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended May 31, 2013, the Asset Allocation Fund and Capital Conservation Fund had realized gains (losses) from mortgage-backed dollar rolls of $1,579 and ($19,576) respectively.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, a Fund, except for the Money Market I Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 — 2011 or expected to be taken in each Fund’s 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of the Dynamic Allocation Fund are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period.

New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2013. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

For the period ended May 31, 2013, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$42,002
Broad Cap Value Income	54,085
Core Equity	340,019
Dividend Value	199,317
Dynamic Allocation	53,576
Growth	184,824
Growth & Income	95,735
International Growth	527,248
Large Cap Core	4,036
Mid Cap Strategic Growth	21,849
Nasdaq-100® Index	73,217
Small Cap Aggressive Growth	44,009

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
Small Cap	$365,367
Small Cap Special Values	31,625
Small-Mid Growth	51,443
Value	99,210

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2013, VALIC voluntarily waived $1,203,933 of expenses for the Money Market I Fund.

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)*—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Century Capital Management, LLC (“Century Capital”)—subadviser for a portion of the Small-Mid Growth Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund and a portion of the Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RS Investment Management Co. LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Dynamic Allocation Fund, a portion of the Government Securities Fund and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small-Mid Growth Fund and a portion of the Small Cap Special Values Fund.

* Effective April 1, 2013, RCM Capital Management, LLC changed their name to Allianz Global Investors U.S. LLC.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund, other than the Dynamic Allocation, an annual fee of 0.07% based on the average daily net asset value of the Fund. SunAmerica receives from Dynamic Allocation an annual fee of 0.07% based on the average daily net asset value of its “Overlay Component”. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended May 31, 2013, VC I expensed $12,314,100 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2013, the Series expensed $108,105 in transfer agency and services fees.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2013, certain directors of VC I have deferred $24,660 of director compensation.

At May 31, 2013, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Asset Allocation	100.00%
Blue Chip Growth	99.97%
Broad Cap Value Income	100.00%
Capital Conservation	100.00%
Core Equity	100.00%
Dividend Value	99.99%
Dynamic Allocation	100.00%
Emerging Economies	100.00%
Foreign Value	100.00%
Global Real Estate	100.00%
Global Social Awareness	100.00%
Global Strategy	100.00%
Government Securities	98.32%
Growth	100.00%
Growth & Income	96.90%
Health Sciences	99.97%
Inflation Protected	100.00%
International Equities	99.61%
International Government Bond	100.00%
International Growth	100.00%
Large Cap Core	100.00%
Large Capital Growth	100.00%
Mid Cap Index	99.35%
Mid Cap Strategic Growth	100.00%
Money Market I	94.61%
Nasdaq-100® Index	97.73%
Science & Technology	99.80%
Small Cap Aggressive Growth	100.00%
Small Cap	100.00%
Small Cap Index	99.01%
Small Cap Special Values	100.00%
Small-Mid Growth	100.00%
Stock Index	96.58%
Value	100.00%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. For the year ended May 31, 2013, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/12	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/13
VALIC Co. I Blue Chip Growth Fund	$—	$—	$—	$3,367,793	$664	$(3)	$201,385	$3,568,511
VALIC Co. I Broad Cap Value Income Fund	—	—	—	3,367,793	664	(4)	261,927	3,629,052
VALIC Co. I Capital Conservation Fund	—	—	—	4,714,910	930	1	(47,251)	4,666,730
VALIC Co. I Dividend Value Fund	—	—	—	2,020,676	398	(4)	115,184	2,135,458
VALIC Co. I Emerging Economies Fund	—	—	—	2,020,676	398	(4)	(51,529)	1,968,745
VALIC Co. I Foreign Value Fund	—	—	—	2,020,676	398	(4)	81,312	2,101,586
VALIC Co. I Global Real Estate Fund	—	—	—	1,347,117	266	3	(14,229)	1,332,625
VALIC Co. I Government Securities Fund	—	—	—	4,714,910	930	2	(59,390)	4,654,592
VALIC Co. I Growth Fund	—	—	—	3,367,793	664	(4)	164,280	3,531,405
VALIC Co. I Growth & Income Fund	—	—	—	2,020,676	398	(4)	128,664	2,148,938
VALIC Co. I Inflation Protected Fund	—	—	—	1,347,118	266	—	(34,645)	1,312,207
VALIC Co. I International Equities Fund	—	—	—	2,694,233	531	(3)	22,451	2,716,150
VALIC Co. I International Government Bond Fund	—	—	—	673,559	133	—	(17,145)	656,281
VALIC Co. I International Growth Fund	—	—	—	2,020,676	398	(4)	34,731	2,055,005
VALIC Co. I Large Cap Core Fund	—	—	—	2,020,676	398	(2)	137,278	2,157,554
VALIC Co. I Stock Index Fund	—	—	—	10,103,378	1,992	(12)	587,541	10,688,915
VALIC Co. I Value Fund	—	—	—	3,367,792	664	(4)	227,477	3,594,601
VALIC Co. II Capital Appreciation Fund	—	—	—	2,020,675	398	(2)	98,977	2,119,252
VALIC Co. II Core Bond Fund	—	—	—	4,041,351	797	1	(29,246)	4,011,309
VALIC Co. II High Yield Bond Fund	—	—	—	673,559	133	—	6,083	679,509
VALIC Co. II Large Cap Value Fund	—	—	—	2,020,676	398	(3)	139,319	2,159,594
VALIC Co. II Mid Cap Growth Fund	—	—	—	2,020,676	398	(4)	99,014	2,119,288
VALIC Co. II Mid Cap Value Fund	—	—	—	2,020,675	398	(1)	120,852	2,141,128
VALIC Co. II Small Cap Growth Fund	—	—	—	1,347,117	266	—	113,763	1,460,614
VALIC Co. II Small Cap Value Fund	—	—	—	1,347,117	266	—	95,685	1,442,536
VALIC Co. II Strategic Bond Fund	—	—	—	673,559	133	—	(3,055)	670,371

	$—	$—	$—	$67,355,857	$13,279	$(55)	$2,379,433	$69,721,956

Stock Index Fund

Security	Market Value at 05/31/12	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/13
American International Group, Inc. Common Stock	$5,261,154	$—	$—	$8,011,754	$567,272	$(10,474,072)	$15,547,012	$17,778,576

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affilated Broker	Emerging Economies Fund	Mid Cap Strategic Growth Fund	Small Cap Special Values Fund
First Clearing, LLC	$—	$—	$676
JP Morgan Clearing Corp.	4,063	—	—
Morgan Stanley Co., Inc.	—	577	—

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $0 and $173,000 for the periods ended May 31, 2013 and May 31, 2012, respectively.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended May 31, 2013 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$165,159,077	$150,412,584	$21,370,346	$27,740,679
Blue Chip Growth	142,013,877	141,362,926	—	—
Broad Cap Value Income	15,590,215	10,953,238	—	—
Capital Conservation	233,103,128	228,041,099	104,553,293	107,548,828
Core Equity	159,371,748	188,581,797	—	—
Dividend Value	250,762,445	124,919,796	—	—
Dynamic Allocation	67,355,858	13,280	14,738,471	689,555
Emerging Economies	451,195,644	329,713,293	—	—
Foreign Value	191,320,125	319,816,282	—	—
Global Real Estate	216,601,717	182,299,159	—	—
Global Social Awareness	278,079,761	276,564,764	—	—
Global Strategy	96,767,679	164,684,471	—	—
Government Securities	14,943,830	722,364	88,152,522	87,095,981
Growth	643,715,905	727,200,469	—	—
Growth & Income	244,268,827	243,717,397	—	—
Health Sciences	102,528,382	51,525,357	—	—
Inflation Protected	249,907,588	228,177,528	45,036,864	25,432,791
International Equities	596,714,690	431,133,899	—	—
International Government Bond	123,124,057	131,025,720	15,812,536	10,636,013
International Growth	301,361,982	312,373,046	—	—
Large Cap Core	88,798,659	91,397,822	—	—
Large Capital Growth	668,511,125	695,606,052	—	—
Mid Cap Index	208,332,879	404,965,511	—	—
Mid Cap Strategic Growth	146,465,054	177,636,613	—	—
Nasdaq-100® Index	23,972,421	8,868,427	—	—
Science & Technology	700,716,216	785,766,917	—	—
Small Cap Aggressive Growth	71,813,887	82,098,939	—	—
Small Cap	86,545,964	115,116,562	—	—
Small Cap Index	103,299,225	111,762,399	—	—
Small Cap Special Values	113,507,276	114,153,175	—	—
Small-Mid Growth	109,503,637	120,129,441	—	—
Stock Index	91,653,548	277,920,171	—	—
Value	23,503,090	40,392,590	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October loss deferrals, late year ordinary loss deferrals, investments in passive foreign investment companies, deferred compensation payments, investments in regulated investment companies, investments in partnerships, inflation-linked securities, straddle loss deferrals, foreign taxes payable and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2013.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$149,812,345	$16,706,065	$(3,194,556)	$13,511,509
Blue Chip Growth	346,857,113	166,921,125	(2,871,433)	164,049,692
Broad Cap Value Income	33,523,420	9,156,347	(527,369)	8,628,978
Capital Conservation	236,592,728	4,259,693	(2,428,191)	1,831,502
Core Equity	208,432,610	47,285,249	(3,712,015)	43,573,234
Dividend Value	449,284,543	119,707,597	(3,406,654)	116,300,943
Dynamic Allocation	84,167,622	2,635,923	(520,073)	2,115,850
Emerging Economies	678,412,401	72,634,543	(31,938,261)	40,696,282

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Foreign Value	$937,775,219	$119,168,471	$(89,993,817)	$29,174,654
Global Real Estate	352,092,436	49,976,396	(16,769,557)	33,206,839
Global Social Awareness	273,828,044	45,086,380	(11,596,930)	33,489,450
Global Strategy	423,436,233	76,318,832	(20,473,346)	55,845,486
Government Securities	138,395,085	4,238,598	(1,031,006)	3,207,592
Growth	738,799,073	140,982,888	(7,606,775)	133,376,113
Growth & Income	93,168,783	7,527,194	(2,238,875)	5,288,319
Health Sciences	269,448,543	152,142,335	(8,600,077)	143,542,258
Inflation Protected	414,370,380	34,922,587	(5,280,902)	29,641,685
International Equities	1,034,746,024	126,211,387	(75,721,756)	50,489,631
International Government Bond*	180,288,149	5,051,924	(6,717,773)	(1,665,849)
International Growth	560,706,774	106,347,384	(20,483,044)	85,864,340
Large Cap Core	134,058,018	34,858,228	(522,401)	34,335,827
Large Capital Growth	343,705,669	48,267,116	(8,341,686)	39,925,430
Mid Cap Index	2,546,046,452	824,096,598	(175,986,095)	648,110,503
Mid Cap Strategic Growth	248,652,492	58,942,378	(9,749,475)	49,192,903
Money Market I	376,643,269	—	—	—
Nasdaq-100® Index	144,911,329	69,619,723	(3,327,125)	66,292,598
Science & Technology	751,509,970	119,948,517	(38,548,886)	81,399,631
Small Cap Aggressive Growth	73,990,093	16,734,556	(910,459)	15,824,097
Small Cap	315,707,049	103,097,068	(14,988,594)	88,108,474
Small Cap Index	909,087,847	299,370,067	(110,017,024)	189,353,043
Small Cap Special Values	229,232,890	41,964,766	(13,336,714)	28,628,052
Small-Mid Growth	106,303,872	19,508,204	(2,279,853)	17,228,351
Stock Index	2,806,581,090	1,573,156,016	(237,792,037)	1,335,363,979
Value	89,626,763	23,030,207	(1,577,011)	21,453,196

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2012.

The tax basis distributable earnings at May 31, 2013 and the tax character of distributions paid during the period ended May 31, 2013 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2013
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,547,795	$4,956,536	$13,511,826	$3,231,904	$651,012
Blue Chip Growth	1,020,429	22,993,791	164,049,668	224,987	—
Broad Cap Value Income	658,578	(1,266,028)	8,628,978	209,946	—
Capital Conservation	6,589,241	1,707,327	1,831,502	5,162,897	—
Core Equity	3,126,657	(61,598,367)	43,573,234	3,330,758	—
Dividend Value	12,390,438	(21,996,720)	116,300,290	7,071,676	—
Dynamic Allocation	237,825	357,011	2,115,850	—	—
Emerging Economies	9,729,373	(123,008,179)	40,133,472	4,045,089	—
Foreign Value	19,579,170	(92,925,773)	29,073,982	26,987,749	—
Global Real Estate	22,364,744	22,459,267	33,189,733	5,610,988	10,219,178
Global Social Awareness	6,058,947	(138,504,220)	33,442,736	5,032,332	—
Global Strategy	17,489,875	(7,340,460)	55,139,195	26,416,216	—
Government Securities	3,859,116	372,547	3,207,592	3,928,811	401,541
Growth	8,021,572	(9,765,875)	133,371,059	5,671,417	—
Growth & Income	842,484	(12,746,337)	5,288,319	767,908	—
Health Sciences	3,499,705	16,138,679	143,629,091	449,757	18,069,278
Inflation Protected	10,529,835	272,023	29,619,088	11,468,245	—
International Equities	27,134,165	(219,852,313)	50,205,282	23,116,984	—
International Government Bond*	8,644,850	2,465,917	10,720,242	8,644,850	2,465,917
International Growth	10,866,892	(46,443,341)	85,707,482	8,748,947	—
Large Cap Core	6,103,448	7,322,679	34,335,827	2,082,655	15,328,683
Large Capital Growth	16,441,860	15,311,798	39,927,213	739,174	28,422,069

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2013
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Mid Cap Index	$42,879,409	$122,236,308	$648,110,503	$25,086,430	$87,788,582
Mid Cap Strategic Growth	1,496,140	3,561,209	49,191,587	—	5,866,213
Money Market I	8,832	(642,345)	—	39,087	—
Nasdaq-100® Index	2,645,521	575,512	66,292,598	907,749	4,265,348
Science & Technology	1,174,500	(69,176,724)	81,389,752	—	—
Small Cap Aggressive Growth	2,503,260	7,260,207	15,824,097	1,041,533	—
Small Cap	1,201,353	16,963,418	88,108,474	224,117	—
Small Cap Index	16,056,809	23,735,605	189,353,050	10,815,364	—
Small Cap Special Values	1,802,415	(21,829,617)	28,628,052	1,204,354	—
Small-Mid Growth	41,716	4,202,101	17,228,351	—	—
Stock Index	74,753,175	96,505,149	1,335,363,979	62,350,013	53,668,808
Value	1,912,183	(50,927,321)	21,453,037	2,211,912	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2012.

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2012 were as follows:

	Tax Distributions
	For the year ended May 31, 2012
Fund	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,429,852	$—
Blue Chip Growth	70,304	—
Broad Cap Value Income	463,566	—
Capital Conservation	4,938,152	—
Core Equity	2,494,004	—
Dividend Value	3,936,226	—
Emerging Economies	2,741,502	—
Foreign Value	25,185,909	—
Global Real Estate	9,971,969	16,495,424
Global Social Awareness	5,488,185	—
Global Strategy	22,147,238	—
Government Securities	3,795,240	—
Growth	5,230,264	—
Growth & Income	650,051	—
Health Sciences	4,686,128	9,542,159
Inflation Protected	5,725,808	—
International Equities	27,470,184	—
International Government Bond	7,282,500	2,195,429
International Growth	8,989,593	—
Large Cap Core	1,184,950	4,344,944
Large Capital Growth	1,035,950	—
Mid Cap Index	29,978,644	135,307,414
Mid Cap Strategic Growth	1,342,901	—
Money Market I	44,510	—
Nasdaq-100® Index	518,467	16,828,508
Science & Technology	—	—
Small Cap Aggressive Growth	—	5,225,815
Small Cap	414,586	—
Small Cap Index	8,534,509	—
Small Cap Special Values	1,538,947	—
Small-Mid Growth	—	—
Stock Index	59,354,862	184,847,524
Value	1,598,533	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2013, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$—	$—
Blue Chip Growth	—	—	—	—	—
Broad Cap Value Income	—	1,266,028	—	—	—
Capital Conservation	—	—	—	—	—
Core Equity	13,028,960	48,569,407	—	—	—
Dividend Value	—	16,985,362	5,011,358	—	—
Dynamic Allocation	—	—	—	—	—
Emerging Economies	26,872,567	71,874,688	—	24,260,924	—
Foreign Value	—	92,545,601	—	—	380,172
Global Real Estate	—	—	—	—	—
Global Social Awareness	36,788,003	101,716,217	—	—	—
Global Strategy	—	7,340,460	—	—	—
Government Securities	—	—	—	—	—
Growth	—	9,765,875	—	—	—
Growth & Income	—	12,746,337	—	—	—
Health Sciences	—	—	—	—	—
Inflation Protected	—	—	—	—	—
International Equities	36,713,038	128,172,760	—	10,192,364	44,774,151
International Government Bond	—	—	—	—	—
International Growth	—	46,443,341	—	—	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Money Market I	642,345	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Science & Technology	—	69,176,724	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Small Cap Special Values	—	21,829,617	—	—	—
Small-Mid Growth	—	—	—	—	—
Stock Index	—	—	—	—	—
Value	2,330,263	48,597,058	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$—
Blue Chip Growth	11,044,958
Broad Cap Value Income	1,468,204
Capital Conservation	1,391,865
Core Equity	11,306,957
Dividend Value	11,804,186
Dynamic Allocation	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
Emerging Economies	$2,784,613
Foreign Value	—
Global Real Estate	—
Global Social Awareness	16,638,849
Global Strategy	6,901,010
Government Securities	—
Growth	80,728,472
Growth & Income	10,339,674
Health Sciences	—
Inflation Protected	1,232,111
International Equities	2,106,016
International Government Bond	—
International Growth	18,077,495
Large Cap Core	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Money Market I	17,162
Nasdaq-100® Index	—
Science & Technology	45,547,359
Small Cap Aggressive Growth	—
Small Cap	14,045,346
Small Cap Index	411,969
Small Cap Special Values	10,812,366
Small-Mid Growth	1,376,544
Stock Index	—
Value	3,826,353

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2013, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	122,538	522,950	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	—
Core Equity	—	—	—
Dividend Value	—	2,441,281	—
Dynamic Allocation	3,724	—	—
Emerging Economies	—	—	—
Foreign Value	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	—	—	—
Global Strategy	—	—	—
Government Securities	—	—	273,066
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	1,521,650	—	—
Inflation Protected	—	—	—
International Equities	—	—	101,547
International Government Bond	—	—	—
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Mid Cap Strategic Growth	$—	$—	$—
Money Market I	—	—	—
Nasdaq-100® Index	—	—	1,565,297
Science & Technology	—	—	—
Small Cap Aggressive Growth	239,556	—	—
Small Cap	186,656	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	196,324	—	—
Stock Index	—	—	—
Value	—	—	—

For the year ended May 31, 2013, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, investments in partnerships, litigation, principal paydown adjustments, disposition of passive foreign investment companies securities, fair fund payments, foreign capital gains tax, inflation-linked securities, investments in trusts, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$224,733	$(224,732)	$(1)
Blue Chip Growth	(1,075)	1,075	—
Broad Cap Value Income	83	(83)	—
Capital Conservation	1,543,982	(1,543,982)	—
Core Equity	(2,152)	(1,706)	3,858
Dividend Value	(2,665)	2,665	—
Dynamic Allocation	668	(189)	(479)
Emerging Economies	(643,449)	643,449	—
Foreign Value	(378,543)	378,543	—
Global Real Estate	6,384,637	(6,384,637)	—
Global Social Awareness	9,000	(9,000)	—
Global Strategy	1,023,383	(1,023,383)	—
Government Securities	563,023	(563,023)	—
Growth	137,775	(137,775)	—
Growth & Income	10,895	(10,895)	—
Health Sciences	656,744	(656,744)	—
Inflation Protected	42,984	(42,984)	—
International Equities	1,078,063	(1,078,063)	—
International Government Bond*	717,242	(717,242)	—
International Growth	425,684	(425,684)	—
Large Cap Core	(1,352)	1,352	—
Large Capital Growth	(1,856)	1,856	—
Mid Cap Index	31,009	(31,009)	—
Mid Cap Strategic Growth	28,155	(22,082)	(6,073)
Money Market I	—	—	—
Nasdaq-100® Index	3,477	(3,477)	—
Science & Technology	97,698	(97,698)	—
Small Cap Aggressive Growth	444,612	(444,612)	—
Small Cap	41,363	(41,363)	—
Small Cap Index	(78,519)	78,519	—
Small Cap Special Values	(5,612)	5,612	—
Small-Mid Growth	—	2,378	(2,378)
Stock Index	28,376	(28,376)	—
Value	609	(609)	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2012.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,992,393	$22,984,543	1,793,063	$19,280,864	2,756,324	$34,677,691	2,928,226	$32,687,871
Reinvested dividends	343,317	3,882,916	333,319	3,429,852	18,262	224,987	6,670	70,304
Shares redeemed	(2,216,744)	(25,723,109)	(1,953,250)	(20,884,399)	(2,675,323)	(34,232,898)	(7,852,611)	(85,522,534)

Net increase (decrease)	118,966	$1,144,350	173,132	$1,826,317	99,263	$669,780	(4,917,715)	$(52,764,359)

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	809,714	$9,300,238	984,920	$9,911,785	6,175,305	$62,964,168	10,530,972	$104,358,898
Reinvested dividends	19,103	209,946	47,545	463,566	509,664	5,162,897	508,564	4,938,152
Shares redeemed	(452,290)	(5,087,957)	(899,902)	(8,892,467)	(6,765,822)	(69,200,608)	(2,590,038)	(25,678,679)

Net increase (decrease)	376,527	$4,422,227	132,563	$1,482,884	(80,853)	$(1,073,543)	8,449,498	$83,618,371

	Core Equity				Dividend Value
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	166,768	$2,251,040	783,239	$9,276,442	16,119,756	$165,779,178	19,013,046	$171,408,462
Reinvested dividends	250,057	3,330,758	208,878	2,494,004	699,473	7,071,676	434,942	3,936,226
Shares redeemed	(2,085,969)	(28,787,004)	(2,534,819)	(30,900,434)	(5,095,556)	(54,502,613)	(2,896,208)	(26,203,737)

Net increase (decrease)	(1,669,144)	$(23,205,206)	(1,542,702)	$(19,129,988)	11,723,673	$118,348,241	16,551,780	$149,140,951

	Dynamic Allocation				Emerging Economies
	For the period December 19, 2012* toMay 31, 2013				For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount			Shares	Amount	Shares	Amount
Shares sold	8,279,283	$87,229,191			21,834,719	$171,325,642	44,884,216	$354,281,859
Reinvested dividends	—	—			500,630	4,045,089	387,218	2,741,502
Shares redeemed	(282,964)	(3,028,431)			(6,649,457)	(53,552,653)	(4,798,204)	(36,670,098)

Net increase (decrease)	7,996,319	$84,200,760			15,685,892	$121,818,078	40,473,230	$320,353,263

	Foreign Value				Global Real Estate
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,804,636	$41,512,429	12,046,042	$101,709,220	8,679,499	$74,860,996	5,248,997	$40,268,627
Reinvested dividends	3,130,829	26,987,749	3,237,263	25,185,909	1,895,828	15,830,166	3,863,853	26,467,393
Shares redeemed	(16,818,258)	(143,693,341)	(16,285,380)	(140,442,466)	(5,335,057)	(48,238,921)	(6,253,498)	(49,128,879)

Net increase (decrease)	(8,882,793)	$(75,193,163)	(1,002,075)	$(13,547,337)	5,240,270	$42,452,241	2,859,352	$17,607,141

	Global Social Awareness				Global Strategy
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,808,636	$27,787,985	1,545,931	$22,390,918	1,101,997	$13,158,503	2,277,871	$26,000,749
Reinvested dividends	326,987	5,032,332	406,532	5,488,185	2,289,100	26,416,216	2,119,353	22,147,238
Shares redeemed	(2,430,270)	(38,573,873)	(2,869,015)	(41,203,490)	(8,911,696)	(106,167,775)	(6,972,474)	(79,270,604)

Net increase (decrease)	(294,647)	$(5,753,556)	(916,552)	$(13,324,387)	(5,520,599)	$(66,593,056)	(2,575,250)	$(31,122,617)

*	Commencement of operations

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Government Securities				Growth
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,184,602	$47,330,908	6,403,812	$70,713,320	2,444,267	$30,795,182	4,361,781	$50,920,938
Reinvested dividends	387,677	4,330,352	345,022	3,795,240	460,342	5,671,417	483,836	5,230,264
Shares redeemed	(4,946,768)	(55,822,184)	(4,271,681)	(47,403,938)	(9,369,315)	(120,018,085)	(6,735,708)	(75,539,021)

Net increase (decrease)	(374,489)	$(4,160,924)	2,477,153	$27,104,622	(6,464,706)	$(83,551,486)	(1,890,091)	$(19,387,819)

	Growth & Income				Health Sciences
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	553,850	$7,440,555	671,111	$7,920,295	4,342,117	$63,166,195	3,336,130	$39,730,119
Reinvested dividends	60,040	767,908	56,922	650,051	1,365,711	18,519,035	1,318,655	14,228,287
Shares redeemed	(879,638)	(11,598,731)	(1,109,888)	(13,173,993)	(1,426,555)	(20,519,438)	(1,907,081)	(22,155,185)

Net increase (decrease)	(265,748)	$(3,390,268)	(381,855)	$(4,603,647)	4,281,273	$61,165,792	2,747,704	$31,803,221

	Inflation Protected				International Equities
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,839,922	$93,598,266	9,475,950	$107,955,418	33,207,759	$202,826,265	23,478,967	$140,825,129
Reinvested dividends	956,417	11,468,245	505,813	5,725,808	3,865,716	23,116,984	5,096,509	27,470,184
Shares redeemed	(5,178,384)	(61,606,426)	(6,844,630)	(77,429,076)	(14,720,333)	(90,065,825)	(46,717,556)	(277,116,465)

Net increase (decrease)	3,617,955	$43,460,085	3,137,133	$36,252,150	22,353,142	$135,877,424	(18,142,080)	$(108,821,152)

	International Government Bond				International Growth
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,763,774	$34,997,349	4,414,528	$57,000,251	4,682,479	$51,258,631	5,612,790	$59,748,332
Reinvested dividends	876,935	11,110,767	768,688	9,477,929	766,779	8,748,947	920,122	8,989,593
Shares redeemed	(3,898,960)	(49,883,171)	(4,410,138)	(56,369,101)	(6,184,322)	(71,006,863)	(8,294,925)	(89,915,892)

Net increase (decrease)	(258,251)	$(3,775,055)	773,078	$10,109,079	(735,064)	$(10,999,285)	(1,762,013)	$(21,177,967)

	Large Cap Core				Large Capital Growth
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,345,642	$16,178,069	1,521,264	$17,251,142	340,688	$3,992,507	1,003,703	$11,245,366
Reinvested dividends	1,607,695	17,411,338	522,181	5,529,894	2,643,812	29,161,243	96,099	1,035,950
Shares redeemed	(1,622,375)	(19,679,498)	(2,716,380)	(31,144,582)	(3,461,409)	(41,151,057)	(3,869,042)	(44,252,932)

Net increase (decrease)	1,330,962	$13,909,909	(672,935)	$(8,363,546)	(476,909)	$(7,997,307)	(2,769,240)	$(31,971,616)

	Mid Cap Index				Mid Cap Strategic Growth
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,785,036	$109,635,697	7,121,453	$143,360,183	574,663	$7,069,535	1,061,685	$13,082,805
Reinvested dividends	5,460,813	112,875,012	8,853,029	165,286,058	492,959	5,866,213	117,798	1,342,901
Shares redeemed	(12,877,205)	(280,579,592)	(14,114,375)	(287,711,676)	(3,489,765)	(43,390,382)	(5,431,891)	(65,955,479)

Net increase (decrease)	(2,631,356)	$(58,068,883)	1,860,107	$20,934,565	(2,422,143)	$(30,454,634)	(4,252,408)	$(51,529,773)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Money Market I				Nasdaq-100®Index
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	115,071,461	$115,071,461	165,175,653	$165,175,653	4,894,381	$31,459,509	8,049,273	$49,055,752
Reinvested dividends	39,087	39,087	44,511	44,510	837,071	5,173,097	3,212,403	17,346,975
Shares redeemed	(145,528,745)	(145,528,745)	(230,358,121)	(230,358,124)	(3,748,854)	(24,278,313)	(3,946,542)	(24,278,731)

Net increase (decrease)	(30,418,197)	$(30,418,197)	(65,137,957)	$(65,137,961)	1,982,598	$12,354,293	7,315,134	$42,123,996

	Science & Technology				Small Cap Aggressive
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	903,369	$15,409,716	1,797,577	$28,223,257	282,006	$3,199,343	784,166	$8,441,921
Reinvested dividends	—	—	—	—	95,729	1,041,533	533,791	5,225,815
Shares redeemed	(5,742,440)	(98,463,176)	(7,288,049)	(117,011,925)	(1,131,731)	(12,940,145)	(1,554,682)	(16,991,184)

Net increase (decrease)	(4,839,071)	$(83,053,460)	(5,490,472)	$(88,788,668)	(753,996)	$(8,699,269)	(236,725)	$(3,323,448)

	Small Cap				Small Cap Index
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	548,258	$6,469,223	1,486,221	$14,967,559	2,413,345	$40,226,379	3,615,507	$48,940,126
Reinvested dividends	19,904	224,117	41,500	414,586	714,829	10,815,364	624,324	8,534,509
Shares redeemed	(3,460,783)	(40,166,199)	(4,421,199)	(44,803,588)	(6,258,512)	(99,632,130)	(9,562,299)	(134,777,526)

Net increase (decrease)	(2,892,621)	$(33,472,859)	(2,893,478)	$(29,421,443)	(3,130,338)	$(48,590,387)	(5,322,468)	$(77,302,891)

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,822,151	$17,704,889	1,573,095	$13,947,801	244,047	$2,776,815	761,018	$8,137,174
Reinvested dividends	124,674	1,204,354	176,283	1,538,947	—	—	—	—
Shares redeemed	(2,138,037)	(21,348,371)	(5,151,731)	(46,026,670)	(1,200,202)	(13,793,926)	(1,508,577)	(15,804,814)

Net increase (decrease)	(191,212)	$(2,439,128)	(3,402,353)	$(30,539,922)	(956,155)	$(11,017,111)	(747,559)	$(7,667,640)

	Stock Index				Value
	For the year ended May 31, 2013		For the year ended May 31, 2012		For the year ended May 31, 2013		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,404,424	$228,769,062	13,423,225	$329,975,516	1,029,625	$11,323,102	911,400	$8,656,830
Reinvested dividends	4,474,309	116,018,821	10,498,813	244,202,386	210,859	2,211,912	172,256	1,598,533
Shares redeemed	(19,195,217)	(525,266,163)	(18,388,900)	(455,463,519)	(2,731,437)	(29,513,374)	(5,439,660)	(50,969,774)

Net increase (decrease)	(6,316,484)	$(180,478,280)	5,533,138	$118,714,383	(1,490,953)	$(15,978,360)	(4,356,004)	$(40,714,411)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended May 31, 2013, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Expense Reductions
Asset Allocation	$862
Blue Chip Growth	5,461
Broad Cap Value Income	3,753
Core Equity	6,364
Emerging Economies	107
Foreign Value	16,484
Global Real Estate	7,447
Global Social Awareness	7,360
Global Strategy	2,538

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Expense Reductions
Growth & Income	$6,003
Health Sciences	2,545
International Growth	1,810
Large Cap Core	11,328
Large Capital Growth	42,508
Mid Cap Strategic Growth	32,338
Science & Technology	66,128
Small Cap	16,211
Small Cap Special Values	12,082
Small-Mid Growth	12,684
Value	407

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Fund, the International Government Bond Fund and the International Growth Fund. At May 31, 2013, the Emerging Economies Fund had 15.5% and 13.5% of its net assets invested in equity securities domiciled in South Korea and China, respectively. The Foreign Value Fund had 20.1%, 14.8% and 10.1% of its net assets invested in equity securities domiciled in the United Kingdom, France and Switzerland, respectively. The Global Real Estate Fund had 13.4% of its net assets invested in equity securities domiciled in Japan. The International Equities Fund had 17.9% and 17.4% of its net assets invested in equity securities domiciled in the Japan and United Kingdom, respectively. The International Government Bond Fund had 12.2% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 17.1% and 13.0% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At May 31, 2013, the Funds had 35.8%, 50.9% and 32.3%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2013, the Global Real Estate Fund had 70.9% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Line of Credit

The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended May 31, 2013, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	14	$500	$893,727	1.44%
Blue Chip Growth	1	16	408,299	1.43%
Capital Conservation	2	740	9,319,647	1.43%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Equity	12	$93	$194,965	1.43%
Dividend Value	1	176	4,429,303	1.43%
Emerging Economies	3	161	1,353,962	1.43%
Foreign Value	3	137	1,151,248	1.43%
Global Real Estate	2	66	848,773	1.39%
Global Strategy	13	298	577,269	1.43%
Government Securities	33	1,655	1,262,119	1.43%
Growth	27	2,411	2,247,748	1.43%
International Equities	29	578	501,144	1.43%
International Government Bond	2	131	1,654,640	1.43%
International Growth	71	1,588	565,133	1.43%
Large Cap Core	1	14	355,552	1.43%
Mid Cap Strategic Growth	3	34	289,934	1.42%
Science & Technology	20	237	299,472	1.42%
Small Cap	12	110	229,437	1.44%
Stock Index	1	1,423	35,835,074	1.43%
Value	8	76	237,860	1.43%

At May 31, 2013, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2013, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Directors. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2013, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip	$78,858	$98,263	$8,518
Core Equity	68,706	290,323	(104,711)
Dividend Value	—	64,709	2,338
Foreign Value	—	1,332,397	381,080
Growth	2,268,960	3,898,950	358,536
Health Sciences	126,360	27,783	3,624
International Growth	150,144	414,538	(40,344)
Large Cap Growth	400,137	600,179	(103,405)
Mid Cap Strategic Growth	1,252,141	5,851,832	393,355
Small Cap	340,941	14,663,531	1,815,258
Small Cap Special Values	6,343,576	—	—

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund						Blue Chip Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2013	2012	2011	2010		2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$10.89	$11.05	$9.38	$8.08		$10.68	$11.63	$11.18	$8.77	$7.29	$10.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.23	0.25	0.20		0.25	0.03	0.00	0.00	0.00	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.39	(0.12)	1.63	1.36		(2.06)	2.54	0.45	2.41	1.50	(3.25)

Total income (loss) from investment operations	1.60	0.11	1.88	1.56		(1.81)	2.57	0.45	2.41	1.50	(3.23)

Distributions from:
Net investment income	(0.24)	(0.27)	(0.21)	(0.26)		(0.34)	(0.01)	(0.00)	(0.00)	(0.02)	(0.01)
Net realized gain on securities	(0.05)	–	–	–		(0.45)	–	–	–	–	(0.01)
Return of capital	–	–	–	–		–	–	–	–	–	–

Total distributions	(0.29)	(0.27)	(0.21)	(0.26)		(0.79)	(0.01)	(0.00)	(0.00)	(0.02)	(0.02)

Net asset value at end of period	$12.20	$10.89	$11.05	$9.38		$8.08	$14.19	$11.63	$11.18	$8.77	$7.29

TOTAL RETURN(a)	14.93%	1.10%	20.16%	19.38	%(e)	(16.41)%	22.08%	4.04%	27.53%	20.54%	(30.63)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.75%	0.74%	0.78%		0.73%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.75%	0.75%	0.74%	0.78%		0.73%	0.86%	0.86%	0.87%	0.88%	0.89%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%		0.02%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.79%	2.16%	2.43%	2.18%		2.88%	0.21%	0.04%	0.01%	0.01%	0.29%
Ratio of net investment income (loss) to average net assets(c)	1.79%	2.16%	2.43%	2.18%		2.88%	0.20%	0.02%	(0.01)%	(0.02)%	0.25%
Portfolio turnover rate	119%	115%	133%	143%		108%	32%	25%	38%	47%	58%
Number of shares outstanding at end of period (000’s)	13,421	13,302	13,129	13,551		13,693	34,888	34,789	39,707	48,453	49,573
Net assets at end of period (000’s)	$163,788	$144,854	$145,049	$127,129		$110,655	$495,226	$404,646	$444,092	$424,966	$361,592

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$10.02	$10.72	$8.69	$7.12	$10.54	$10.11	$9.77	$9.38	$8.78		$9.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22	0.20	0.15	0.16	0.20	0.18	0.27	0.32	0.34		0.43
Net realized and unrealized gain (loss) on investments and foreign currencies	2.85	(0.73)	2.04	1.58	(3.41)	(0.05)	0.38	0.38	0.70		(0.46)

Total income (loss) from investment operations	3.07	(0.53)	2.19	1.74	(3.21)	0.13	0.65	0.70	1.04		(0.03)

Distributions from:
Net investment income	(0.07)	(0.17)	(0.16)	(0.17)	(0.21)	(0.23)	(0.31)	(0.31)	(0.44)		(0.73)
Net realized gain on securities	–	–	–	–	(0.00)	–	–	–	–		–
Return of capital	–	–	–	–	–	–	–	–	–		–

Total distributions	(0.07)	(0.17)	(0.16)	(0.17)	(0.21)	(0.23)	(0.31)	(0.31)	(0.44)		(0.73)

Net asset value at end of period	$13.02	$10.02	$10.72	$8.69	$7.12	$10.01	$10.11	$9.77	$9.38		$8.78

TOTAL RETURN(a)	30.82%	(4.87)%	25.42%	24.41%	(30.34)%	1.28%	6.81%	7.56%	12.04	%(e)(f)	(0.06)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.66%	0.66%	0.67%	0.69%		0.69%
Ratio of expenses to average net assets(c)	1.01%	1.06%	1.15%	1.14%	1.26%	0.66%	0.66%	0.67%	0.69%		0.69%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.96%	1.97%	1.60%	1.90%	2.57%	1.73%	2.79%	3.37%	3.71%		4.83%
Ratio of net investment income (loss) to average net assets(c)	1.80%	1.76%	1.30%	1.61%	2.16%	1.73%	2.79%	3.37%	3.71%		4.83%
Portfolio turnover rate	34%	18%	21%	22%	24%	149%	141%	164%	170%		122%
Number of shares outstanding at end of period (000’s)	3,217	2,841	2,708	2,337	2,330	22,968	23,049	14,599	13,871		12,387
Net assets at end of period (000’s)	$41,901	$28,476	$29,023	$20,302	$16,590	$230,018	$232,990	$142,652	$130,157		$108,805

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund						Dividend Value Fund
	Year Ended May 31,						Year Ended May 31,
	2013	2012	2011	2010		2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.27	$13.44	$10.77	$9.24		$13.85	$9.33	$9.31	$7.45	$6.49	$10.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.18	0.13	0.14		0.17	0.27	0.23	0.21	0.12	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	3.36	(1.21)	2.69	1.59		(4.66)	2.17	(0.08)	1.75	1.02	(3.64)

Total income (loss) from investment operations	3.55	(1.03)	2.82	1.73		(4.49)	2.44	0.15	1.96	1.14	(3.46)

Distributions from:
Net investment income	(0.21)	(0.14)	(0.15)	(0.20)		(0.12)	(0.15)	(0.13)	(0.10)	(0.18)	(0.24)
Net realized gain on securities	–	–	–	–		–	–	–	–	–	(0.47)
Return of capital	–	–	–	–		–	–	–	–	–	–

Total distributions	(0.21)	(0.14)	(0.15)	(0.20)		(0.12)	(0.15)	(0.13)	(0.10)	(0.18)	(0.71)

Net asset value at end of period	$15.61	$12.27	$13.44	$10.77		$9.24	$11.62	$9.33	$9.31	$7.45	$6.49

TOTAL RETURN(a)	29.19%	(7.63)%	26.32%	18.73	%(e)	(32.34)%	26.34%	1.62%	26.50%	17.49%	(32.20)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.80%	0.80%	0.80%		0.82%	0.82%	0.82%	0.82%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.95%	0.94%	0.94%	0.95%		0.95%	0.86%	0.89%	0.96%	1.00%	0.97%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.00%		0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.38%	1.48%	1.07%	1.30%		1.65%	2.62%	2.58%	2.58%	1.60%	2.35%
Ratio of net investment income (loss) to average net assets(c)	1.23%	1.34%	0.93%	1.16%		1.52%	2.58%	2.52%	2.44%	1.43%	2.21%
Portfolio turnover rate	72%	81%	103%	103%		88%	27%	12%	70%	41%	39%
Number of shares outstanding at end of period (000’s)	15,531	17,200	18,743	20,445		21,909	48,835	37,111	20,559	16,350	15,228
Net assets at end of period (000’s)	$242,367	$210,989	$251,962	$220,172		$202,490	$567,499	$346,432	$191,319	$121,769	$98,820

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund		Emerging Economies Fund
	December 19, 2012* to May 31, 2013		Year Ended May 31,
			2013	2012	2011		2010		2009

PER SHARE DATA
Net asset value at beginning of period	$10.00		$7.09	$8.53	$6.88		$6.17		$11.67

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		0.13	0.11	0.09		0.10		0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	0.87		0.92	(1.47)	1.70		0.63		(4.85)

Total income (loss) from investment operations	0.87		1.05	(1.36)	1.79		0.73		(4.68)

Distributions from:
Net investment income	–		(0.05)	(0.08)	(0.14)		(0.02)		(0.12)
Net realized gain on securities	–		–	–	–		–		(0.70)
Return of capital	–		–	–	–		–		–

Total distributions	–		(0.05)	(0.08)	(0.14)		(0.02)		(0.82)

Net asset value at end of period	$10.87		$8.09	$7.09	$8.53		$6.88		$6.17

TOTAL RETURN(a)	8.70%		14.79%	(15.99)%	26.09	%(f)	11.86	%(e)	(39.30)%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32	%@	0.98%	1.04%	1.00%		1.02%		1.01%
Ratio of expenses to average net assets(c)	0.63	%@	0.98%	1.04%	1.00%		1.02%		1.01%
Ratio of expense reductions to average net assets	–		0.00%	–	–		0.01%		0.03%
Ratio of net investment income (loss) to average net assets(b)	(0.04	)%@	1.71%	1.50%	1.09%		1.44%		2.32%
Ratio of net investment income (loss) to average net assets(c)	(0.35	)%@	1.71%	1.50%	1.09%		1.44%		2.32%
Portfolio turnover rate	2%		53%	108%	131%		236%		109%
Number of shares outstanding at end of period (000’s)	7,996		86,346	70,660	30,187		32,153		34,373
Net assets at end of period (000’s)	$86,904		$698,480	$501,317	$257,560		$221,201		$212,124

@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$7.30	$10.18	$7.74	$7.26	$12.41	$7.46	$9.00	$7.44	$6.45	$11.21

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.25	0.24	0.17	0.23	0.15	0.17	0.16	0.20	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	2.39	(2.89)	2.35	0.52	(4.23)	1.72	(0.95)	2.04	1.64	(4.87)

Total income (loss) from investment operations	2.59	(2.64)	2.59	0.69	(4.00)	1.87	(0.78)	2.20	1.84	(4.67)

Distributions from:
Net investment income	(0.28)	(0.24)	(0.15)	(0.21)	(0.36)	(0.13)	(0.29)	(0.53)	(0.85)	(0.09)
Net realized gain on securities	–	–	–	–	(0.79)	(0.25)	(0.47)	(0.11)	–	–
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.28)	(0.24)	(0.15)	(0.21)	(1.15)	(0.38)	(0.76)	(0.64)	(0.85)	(0.09)

Net asset value at end of period	$9.61	$7.30	$10.18	$7.74	$7.26	$8.95	$7.46	$9.00	$7.44	$6.45

TOTAL RETURN(a)	35.97%	(26.11)%	33.69%	9.23%	(30.15)%	25.49%	(7.94)%	30.56%	28.56%	(41.58)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.83%	0.83%	0.84%	0.84%	0.94%	0.89%	0.92%	0.92%	0.93%	0.95%
Ratio of expenses to average net assets(c)	0.83%	0.83%	0.84%	0.84%	0.94%	0.89%	0.92%	0.92%	0.93%	1.01%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	–	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.33%	2.94%	2.60%	1.98%	3.01%	1.79%	2.25%	1.88%	2.68%	3.54%
Ratio of net investment income (loss) to average net assets(c)	2.33%	2.94%	2.60%	1.98%	3.01%	1.79%	2.25%	1.88%	2.68%	3.48%
Portfolio turnover rate	23%	25%	25%	28%	22%	52%	88%	75%	86%	88%
Number of shares outstanding at end of period (000’s)	94,998	103,881	104,883	98,873	91,924	42,969	37,728	34,869	37,199	35,436
Net assets at end of period (000’s)	$913,025	$758,094	$1,067,577	$765,267	$667,342	$384,543	$281,639	$313,781	$276,688	$228,590

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund					Global Strategy Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$13.72	$15.79	$12.56	$11.21	$20.21	$10.41	$12.19	$10.07	$9.74		$12.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.33	0.29	0.25	0.21	0.27	0.34	0.41	0.36	0.37		0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	3.61	(2.06)	3.21	1.48	(7.47)	2.65	(1.66)	2.11	0.99		(2.39)

Total income (loss) from investment operations	3.94	(1.77)	3.46	1.69	(7.20)	2.99	(1.25)	2.47	1.36		(2.07)

Distributions from:
Net investment income	(0.28)	(0.30)	(0.23)	(0.34)	(0.40)	(0.74)	(0.53)	(0.35)	(1.03)		(0.71)
Net realized gain on securities	–	–	–	–	(1.40)	–	–	–	–		(0.25)
Return of capital	–	–	–	–	–	–	–	–	–		–

Total distributions	(0.28)	(0.30)	(0.23)	(0.34)	(1.80)	(0.74)	(0.53)	(0.35)	(1.03)		(0.96)

Net asset value at end of period	$17.38	$13.72	$15.79	$12.56	$11.21	$12.66	$10.41	$12.19	$10.07		$9.74

TOTAL RETURN(a)	28.99%	(11.20)%	27.71%	14.88%	(34.56)%	29.44%	(10.28)%	24.85%	13.79	%(e)	(15.60)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.68%	0.67%	0.69%	0.72%	0.67%	0.67%	0.68%	0.68%		0.71%
Ratio of expenses to average net assets(c)	0.68%	0.68%	0.67%	0.69%	0.72%	0.67%	0.67%	0.68%	0.68%		0.71%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	–		–
Ratio of net investment income (loss) to average net assets(b)	2.07%	1.98%	1.74%	1.63%	2.03%	2.84%	3.65%	3.26%	3.47%		3.16%
Ratio of net investment income (loss) to average net assets(c)	2.07%	1.98%	1.74%	1.63%	2.03%	2.84%	3.65%	3.26%	3.47%		3.16%
Portfolio turnover rate	101%	102%	119%	91%	95%	23%	28%	17%	20%		25%
Number of shares outstanding at end of period (000’s)	17,295	17,590	18,506	20,713	24,562	36,722	42,243	44,818	39,169		36,697
Net assets at end of period (000’s)	$300,545	$241,281	$292,234	$260,145	$275,293	$465,060	$439,884	$546,500	$394,548		$357,538

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund							Growth Fund
	Year Ended May 31,							Year Ended May 31,
	2013	2012		2011	2010		2009	2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$11.34	$10.70		$10.67	$10.50		$10.42	$11.67	$11.85	$9.20	$7.60		$11.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.27		0.24	0.28		0.28	0.12	0.09	0.07	0.06		0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.28)	0.70		0.12	0.29		0.05	2.23	(0.19)	2.65	1.61		(3.62)

Total income (loss) from investment operations	(0.05)	0.97		0.36	0.57		0.33	2.35	(0.10)	2.72	1.67		(3.57)

Distributions from:
Net investment income	(0.28)	(0.33)		(0.33)	(0.40)		(0.25)	(0.09)	(0.08)	(0.07)	(0.07)		0.00
Net realized gain on securities	(0.06)	–		–	–		–	–	–	–	–		0.00
Return of capital	–	–		–	–		–	–	–	–	–		–

Total distributions	(0.34)	(0.33)		(0.33)	(0.40)		(0.25)	(0.09)	(0.08)	(0.07)	(0.07)		0.00

Net asset value at end of period	$10.95	$11.34		$10.70	$10.67		$10.50	$13.93	$11.67	$11.85	$9.20		$7.60

TOTAL RETURN(a)	(0.49)%	9.19	%(f)	3.45%	5.56	%(e)	3.04%	20.22%	(0.78)%	29.60%	22.01	%(e)	(31.94)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.67%		0.65%	0.71%		0.65%	0.81%	0.81%	0.81%	0.85%		0.94%
Ratio of expenses to average net assets(c)	0.66%	0.69%		0.65%	0.71%		0.65%	0.83%	0.84%	0.85%	0.88%		0.94%
Ratio of expense reductions to average net assets	–	–		–	–		–	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	2.04%	2.51%		2.22%	2.58%		2.63%	0.95%	0.77%	0.71%	0.67%		0.64%
Ratio of net investment income (loss) to average net assets(c)	2.04%	2.49%		2.22%	2.58%		2.63%	0.93%	0.74%	0.67%	0.64%		0.64%
Portfolio turnover rate	64%	230%		353%	216%		126%	81%	87%	95%	99%		114%
Number of shares outstanding at end of period (000’s)	12,492	12,866		10,389	11,721		13,789	59,131	65,596	67,486	71,366		75,864
Net assets at end of period (000’s)	$136,786	$145,929		$111,118	$125,053		$144,793	$823,541	$765,515	$800,022	$656,380		$576,502

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund						Health Sciences Fund
	Year Ended May 31,						Year Ended May 31,
	2013	2012	2011	2010		2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.03	$12.80	$10.48	$9.35		$16.14	$12.61	$12.78	$9.07	$7.18	$10.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.11	0.09	0.13		0.24	(0.07)	(0.07)	0.00	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.74	(0.79)	2.37	1.24		(5.79)	4.82	0.68	3.71	1.94	(2.45)

Total income (loss) from investment operations	2.87	(0.68)	2.46	1.37		(5.55)	4.75	0.61	3.71	1.89	(2.49)

Distributions from:
Net investment income	(0.12)	(0.09)	(0.14)	(0.24)		(0.28)	–	(0.26)	–	–	–
Net realized gain on securities	–	–	–	–		(0.96)	(0.84)	(0.52)	–	–	(0.89)
Return of capital	–	–	–	–		–	–	–	–	–	–

Total distributions	(0.12)	(0.09)	(0.14)	(0.24)		(1.24)	(0.84)	(0.78)	–	–	(0.89)

Net asset value at end of period	$14.78	$12.03	$12.80	$10.48		$9.35	$16.52	$12.61	$12.78	$9.07	$7.18

TOTAL RETURN(a)	24.00%	(5.23)%	23.60%	14.58	%(e)	(33.90)%	39.14%	5.81%	40.90%	26.32%	(23.05)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%		0.85%	1.15%	1.16%	1.17%	1.18%	1.19%
Ratio of expenses to average net assets(c)	0.96%	0.98%	0.96%	0.95%		0.95%	1.15%	1.16%	1.17%	1.18%	1.19%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%		0.02%	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.01%	0.92%	0.76%	1.21%		2.15%	(0.48)%	(0.60)%	0.01%	(0.62)%	(0.55)%
Ratio of net investment income (loss) to average net assets(c)	0.90%	0.79%	0.65%	1.11%		2.05%	(0.48)%	(0.60)%	0.01%	(0.62)%	(0.55)%
Portfolio turnover rate	299%	227%	167%	174%		189%	16%	21%	38%	38%	43%
Number of shares outstanding at end of period (000’s)	6,471	6,737	7,119	7,598		7,861	24,949	20,668	17,920	18,776	19,699
Net assets at end of period (000’s)	$95,667	$81,057	$91,114	$79,602		$73,508	$412,098	$260,654	$229,069	$170,216	$141,470

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund					International Equities Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$11.79	$10.89	$10.17	$9.20	$10.01	$5.22	$6.84	$5.38	$5.15	$10.37

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.37	0.34	0.24	0.20	0.17	0.16	0.16	0.13	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.18)	0.70	0.62	0.81	(0.61)	1.25	(1.60)	1.45	0.25	(4.18)

Total income (loss) from investment operations	0.05	1.07	0.96	1.05	(0.41)	1.42	(1.44)	1.61	0.38	(3.99)

Distributions from:
Net investment income	(0.31)	(0.17)	(0.24)	(0.08)	(0.39)	(0.17)	(0.18)	(0.15)	(0.15)	(0.28)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	(0.95)
Return of capital	–	–	–	–	(0.01)	–	–	–	–	–

Total distributions	(0.31)	(0.17)	(0.24)	(0.08)	(0.40)	(0.17)	(0.18)	(0.15)	(0.15)	(1.23)

Net asset value at end of period	$11.53	$11.79	$10.89	$10.17	$9.20	$6.47	$5.22	$6.84	$5.38	$5.15

TOTAL RETURN(a)	0.32%	9.93%	9.57%	11.47%	(4.08)%	27.39%	(21.18)%	30.18%	7.06%	(37.10)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.60%	0.61%	0.63%	0.65%	0.65%	0.53%	0.52%	0.47%	0.52%	0.55%
Ratio of expenses to average net assets(c)	0.60%	0.61%	0.63%	0.65%	0.66%	0.53%	0.52%	0.47%	0.52%	0.55%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.94%	3.22%	3.30%	2.55%	2.18%	2.85%	2.78%	2.53%	2.29%	3.18%
Ratio of net investment income (loss) to average net assets(c)	1.94%	3.22%	3.30%	2.55%	2.16%	2.85%	2.78%	2.53%	2.29%	3.18%
Portfolio turnover rate	60%	52%	49%	48%	39%	51%	99%	56%	66%	81%
Number of shares outstanding at end of period (000’s)	38,711	35,093	31,956	22,673	16,219	154,632	132,279	150,421	145,793	141,492
Net assets at end of period (000’s)	$446,317	$413,818	$347,947	$230,538	$149,178	$1,000,950	$689,840	$1,028,197	$783,839	$728,784

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund					International Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011		2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.62	$12.86	$11.92	$11.55	$12.39	$9.81	$12.04	$9.04		$8.29	$13.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.35	0.39	0.42	0.45	0.46	0.17	0.18	0.17		0.13	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.06)	(0.03)	1.12	0.40	(0.56)	2.55	(2.22)	2.98		0.80	(4.86)

Total income (loss) from investment operations	0.29	0.36	1.54	0.85	(0.10)	2.72	(2.04)	3.15		0.93	(4.68)

Distributions from:
Net investment income	(0.45)	(0.46)	(0.60)	(0.48)	(0.73)	(0.17)	(0.19)	(0.15)		(0.18)	(0.18)
Net realized gain on securities	(0.34)	(0.14)	–	–	(0.01)	–	–	–		–	–
Return of capital	–	–	–	–	–	–	–	–		–	–

Total distributions	(0.79)	(0.60)	(0.60)	(0.48)	(0.74)	(0.17)	(0.19)	(0.15)		(0.18)	(0.18)

Net asset value at end of period	$12.12	$12.62	$12.86	$11.92	$11.55	$12.36	$9.81	$12.04		$9.04	$8.29

TOTAL RETURN(a)	2.03%	2.86%	13.16%	7.32%	(0.70)%	27.92%	(16.96)%	35.00	%(e)	11.07%	(35.39)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.67%	0.67%	0.68%	0.72%	1.01%	1.01%	1.01%		1.01%	1.01%
Ratio of expenses to average net assets(c)	0.66%	0.67%	0.67%	0.68%	0.72%	1.10%	1.11%	1.12%		1.12%	1.14%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.75%	3.08%	3.34%	3.70%	3.96%	1.51%	1.72%	1.53%		1.35%	2.11%
Ratio of net investment income (loss) to average net assets(c)	2.75%	3.08%	3.34%	3.70%	3.96%	1.42%	1.62%	1.42%		1.24%	1.97%
Portfolio turnover rate	74%	126%	113%	147%	224%	55%	53%	67%		79%	70%
Number of shares outstanding at end of period (000’s)	15,235	15,494	14,721	12,409	13,016	48,797	49,532	51,294		52,207	53,649
Net assets at end of period (000’s)	$184,590	$195,494	$189,309	$147,932	$150,314	$603,086	$485,839	$617,720		$471,764	$444,783

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund					Large Capital Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$11.22	$12.33	$9.37	$7.92	$10.78	$11.48	$12.31	$9.73	$8.23		$12.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14	0.12	0.09	0.10	0.13	0.07	0.02	0.03	0.04		0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	3.10	(0.73)	2.98	1.47	(2.51)	1.94	(0.82)	2.59	1.53		(4.01)

Total income (loss) from investment operations	3.24	(0.61)	3.07	1.57	(2.38)	2.01	(0.80)	2.62	1.57		(3.95)

Distributions from:
Net investment income	(0.12)	(0.11)	(0.11)	(0.12)	(0.04)	(0.03)	(0.03)	(0.04)	(0.07)		(0.03)
Net realized gain on securities	(1.49)	(0.39)	–	–	(0.44)	(1.00)	–	–	–		(0.24)
Return of capital	–	–	–	–	–	–	–	–	–		–

Total distributions	(1.61)	(0.50)	(0.11)	(0.12)	(0.48)	(1.03)	(0.03)	(0.04)	(0.07)		(0.27)

Net asset value at end of period	$12.85	$11.22	$12.33	$9.37	$7.92	$12.46	$11.48	$12.31	$9.73		$8.23

TOTAL RETURN(a)	31.57%	(4.78)%	32.94%	19.81%	(21.36)%	18.63%	(6.45)%	27.01%	19.08	%(e)	(31.55)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.77%	0.78%	0.78%	0.78%		0.79%
Ratio of expenses to average net assets(c)	0.85%	0.89%	0.85%	0.88%	0.89%	0.77%	0.78%	0.78%	0.78%		0.79%
Ratio of expense reductions to average net assets	0.01%	–	0.01%	0.01%	0.02%	0.01%	0.01%	0.01%	0.00%		0.00%
Ratio of net investment income (loss) to average net assets(b)	1.14%	1.04%	0.85%	1.08%	1.60%	0.58%	0.19%	0.25%	0.41%		0.61%
Ratio of net investment income (loss) to average net assets(c)	1.14%	0.99%	0.85%	1.05%	1.56%	0.58%	0.19%	0.25%	0.41%		0.61%
Portfolio turnover rate	64%	106%	44%	33%	41%	195%	173%	129%	59%		49%
Number of shares outstanding at end of period (000’s)	12,501	11,170	11,843	12,406	12,312	29,489	29,965	32,735	35,736		38,018
Net assets at end of period (000’s)	$160,617	$125,281	$145,975	$116,227	$97,480	$367,527	$343,971	$402,977	$347,731		$312,755

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund						Mid Cap Strategic Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2013	2012	2011		2010	2009	2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$19.74	$22.71	$17.30		$13.32	$23.88	$11.83	$13.62	$9.92	$7.83		$15.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.29	0.21	0.18		0.19	0.25	0.08	0.01	0.01	(0.00)		0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	5.38	(1.74)	5.43		4.40	(8.65)	2.55	(1.74)	3.70	2.14		(5.95)

Total income (loss) from investment operations	5.67	(1.53)	5.61		4.59	(8.40)	2.63	(1.73)	3.71	2.14		(5.93)

Distributions from:
Net investment income	(0.22)	(0.26)	(0.20)		(0.25)	(0.27)	–	(0.06)	(0.01)	(0.05)		–
Net realized gain on securities	(0.75)	(1.18)	–		(0.36)	(1.89)	(0.30)	–	–	–		(1.27)
Return of capital	–	–	–		–	–	–	–	–	–		–

Total distributions	(0.97)	(1.44)	(0.20)		(0.61)	(2.16)	(0.30)	(0.06)	(0.01)	(0.05)		(1.27)

Net asset value at end of period	$24.44	$19.74	$22.71		$17.30	$13.32	$14.16	$11.83	$13.62	$9.92		$7.83

TOTAL RETURN(a)	29.61%	(6.38)%	32.54	%(e)	34.73%	(33.91)%	22.76%	(12.67)%	37.37%	27.35	%(e)	(37.52)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.38%	0.38%	0.39%		0.39%	0.40%	0.85%	0.85%	0.84%	0.85%		0.85%
Ratio of expenses to average net assets(c)	0.38%	0.38%	0.39%		0.39%	0.40%	0.86%	0.86%	0.84%	0.86%		0.87%
Ratio of expense reductions to average net assets	–	–	–		–	–	0.01%	0.01%	0.02%	0.04%		0.04%
Ratio of net investment income (loss) to average net assets(b)	1.33%	1.02%	0.93%		1.17%	1.64%	0.63%	0.09%	0.10%	(0.09)%		0.21%
Ratio of net investment income (loss) to average net assets(c)	1.33%	1.02%	0.93%		1.17%	1.64%	0.62%	0.08%	0.10%	(0.10)%		0.19%
Portfolio turnover rate	8%	11%	18%		12%	22%	61%	62%	134%	239%		293%
Number of shares outstanding at end of period (000’s)	119,703	122,335	120,474		121,459	123,279	18,378	20,800	25,052	25,009		26,125
Net assets at end of period (000’s)	$2,925,308	$2,415,464	$2,736,232		$2,101,641	$1,642,120	$260,138	$246,037	$341,241	$248,109		$204,470

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Money Market I Fund							Nasdaq-100® Index Fund
	Year Ended May 31,							Year Ended May 31,
	2013	2012		2011	2010		2009	2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00		$1.00	$1.00		$1.00	$6.03	$6.45	$5.03	$3.89		$5.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00		0.00	0.00		0.01	0.07	0.04	0.02	0.01		0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00		(0.00)	0.00		–	1.06	0.31	1.41	1.14		(1.68)

Total income (loss) from investment operations	0.00	0.00		0.00	0.00		0.01	1.13	0.35	1.43	1.15		(1.67)

Distributions from:
Net investment income	(0.00)	(0.00)		(0.00)	(0.00)		(0.01)	(0.03)	(0.02)	(0.01)	(0.01)		(0.01)
Net realized gain on securities	–	–		–	(0.00)		–	(0.15)	(0.75)	–	–		(0.05)
Return of capital	–	–		–	–		–	–	–	–	–		–

Total distributions	(0.00)	(0.00)		(0.00)	(0.00)		(0.01)	(0.18)	(0.77)	(0.01)	(0.01)		(0.06)

Net asset value at end of period	$1.00	$1.00		$1.00	$1.00		$1.00	$6.98	$6.03	$6.45	$5.03		$3.89

TOTAL RETURN(a)	0.01%	0.01	%(e)	0.01%	0.04	%(e)	1.33%	19.16%	6.91%	28.53%	29.60	%(f)	(29.36)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.21%	0.17%		0.24%	0.41%		0.54%	0.53%	0.53%	0.53%	0.54%		0.55%
Ratio of expenses to average net assets(c)	0.52%	0.52%		0.52%	0.55%		0.59%	0.57%	0.59%	0.63%	0.60%		0.66%
Ratio of expense reductions to average net assets	–	–		–	–		–	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%		0.01%	0.03%		1.31%	1.06%	0.59%	0.43%	0.25%		0.35%
Ratio of net investment income (loss) to average net assets(c)	(0.30)%	(0.33)%		(0.27)%	(0.10)%		1.26%	1.02%	0.52%	0.33%	0.18%		0.24%
Portfolio turnover rate	N/A	N/A		N/A	N/A		N/A	5%	12%	29%	6%		9%
Number of shares outstanding at end of period (000’s)	378,729	409,147		474,285	542,000		612,933	29,011	27,028	19,713	20,423		18,892
Net assets at end of period (000’s)	$378,086	$408,487		$473,443	$541,159		$611,356	$202,595	$162,983	$127,160	$102,703		$73,521

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund							Small Cap Aggressive Growth Fund
	Year Ended May 31,							Year Ended May 31,
	2013	2012	2011	2010		2009		2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$15.84	$17.57	$12.93	$9.98		$14.41		$10.33	$12.63	$9.84	$7.05		$11.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03	(0.01)	(0.03)	(0.02)		0.01		(0.07)	(0.06)	(0.06)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.32	(1.72)	4.67	2.98		(4.44)		3.08	(1.46)	2.85	2.84		(3.17)

Total income (loss) from investment operations	3.35	(1.73)	4.64	2.96		(4.43)		3.01	(1.52)	2.79	2.79		(3.20)

Distributions from:
Net investment income	–	–	(0.00)	(0.01)		–		–	–	–	(0.00)		–
Net realized gain on securities	–	–	–	–		–		(0.16)	(0.78)	–	–		(0.92)
Return of capital	–	–	–	–		–		–	–	–	–		–

Total distributions	–	–	(0.00)	(0.01)		–		(0.16)	(0.78)	–	(0.00)		(0.92)

Net asset value at end of period	$19.19	$15.84	$17.57	$12.93		$9.98		$13.18	$10.33	$12.63	$9.84		$7.05

TOTAL RETURN(a)	21.15%	(9.85)%	35.89%	29.67	%(f)	(30.74	)%(e)	29.43%	(11.72)%	28.35%	39.59	%(f)	(26.42)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.02%	1.02%	1.02%	1.02%		1.06%		0.99%	0.99%	0.99%	0.99%		0.99%
Ratio of expenses to average net assets(c)	1.02%	1.02%	1.02%	1.02%		1.06%		1.05%	1.10%	1.05%	1.10%		1.12%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.02%		0.01%		–	–	0.04%	0.02%		0.01%
Ratio of net investment income (loss) to average net assets(b)	0.15%	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.61)%	(0.59)%	(0.62)%	(0.56)%		(0.37)%
Ratio of net investment income (loss) to average net assets(c)	0.15%	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.67)%	(0.70)%	(0.68)%	(0.66)%		(0.50)%
Portfolio turnover rate	99%	113%	111%	138%		150%		97%	169%	42%	73%		74%
Number of shares outstanding at end of period (000’s)	40,253	45,092	50,582	54,912		56,476		6,240	6,994	7,230	8,809		6,553
Net assets at end of period (000’s)	$772,614	$714,118	$888,918	$710,097		$563,610		$82,222	$72,224	$91,326	$86,711		$46,179

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$10.33	$11.22	$8.31	$6.39	$9.82	$14.03	$15.60	$12.15	$9.43	$15.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04	0.00	0.01	0.01	0.03	0.24	0.18	0.13	0.11	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	3.10	(0.88)	2.92	1.95	(2.98)	4.06	(1.61)	3.44	3.06	(5.35)

Total income (loss) from investment operations	3.14	(0.88)	2.93	1.96	(2.95)	4.30	(1.43)	3.57	3.17	(5.17)

Distributions from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.04)	(0.04)	(0.20)	(0.14)	(0.12)	(0.18)	(0.23)
Net realized gain on securities	–	–	–	–	(0.44)	–	–	–	(0.27)	(0.97)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.01)	(0.01)	(0.02)	(0.04)	(0.48)	(0.20)	(0.14)	(0.12)	(0.45)	(1.20)

Net asset value at end of period	$13.46	$10.33	$11.22	$8.31	$6.39	$18.13	$14.03	$15.60	$12.15	$9.43

TOTAL RETURN(a)	30.40%	(7.81)%	35.24%	30.65%	(29.56)%	30.91%	(9.13)%	29.44%	34.01%	(32.19)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.94%	0.95%	0.44%	0.44%	0.44%	0.46%	0.47%
Ratio of expenses to average net assets(c)	1.04%	1.05%	1.05%	1.06%	1.07%	0.44%	0.44%	0.44%	0.46%	0.47%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.35%	0.01%	0.05%	0.13%	0.40%	1.51%	1.26%	0.95%	0.98%	1.65%
Ratio of net investment income (loss) to average net assets(c)	0.24%	(0.11)%	(0.07)%	0.00%	0.28%	1.51%	1.26%	0.95%	0.98%	1.65%
Portfolio turnover rate	27%	39%	38%	37%	40%	12%	14%	13%	15%	24%
Number of shares outstanding at end of period (000’s)	26,071	28,964	31,857	34,509	37,152	54,297	57,427	62,750	66,604	67,300
Net assets at end of period (000’s)	$350,845	$299,145	$357,571	$286,788	$237,444	$984,357	$805,784	$978,592	$809,018	$634,336

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund						Small-Mid Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2013	2012	2011	2010		2009	2013	2012		2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$8.99	$9.67	$8.08	$6.03		$9.73	$10.56	$11.72		$8.54	$6.79		$10.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07	0.05	0.06	0.05		0.10	0.00	(0.05)		(0.06)	(0.05)		0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	2.32	(0.66)	1.59	2.12		(3.43)	2.11	(1.11)		3.24	1.82		(2.98)

Total income (loss) from investment operations	2.39	(0.61)	1.65	2.17		(3.33)	2.11	(1.16)		3.18	1.77		(2.97)

Distributions from:
Net investment income	(0.06)	(0.07)	(0.06)	(0.12)		(0.10)	–	–		(0.00)	(0.02)		(0.01)
Net realized gain on securities	–	–	–	–		(0.27)	–	–		–	–		(0.28)
Return of capital	–	–	–	–		–	–	–		–	–		–

Total distributions	(0.06)	(0.07)	(0.06)	(0.12)		(0.37)	–	–		(0.00)	(0.02)		(0.29)

Net asset value at end of period	$11.32	$8.99	$9.67	$8.08		$6.03	$12.67	$10.56		$11.72	$8.54		$6.79

TOTAL RETURN(a)	26.67%	(6.27)%	20.40%	36.20	%(e)	(33.97)%	19.98%	(9.90	)%(f)	37.24%	26.03	%(e)	(29.01)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.90%	0.90%	0.90%	0.90%		0.90%	1.00%	1.00%		1.00%	1.00%		1.00%
Ratio of expenses to average net assets(c)	0.92%	0.93%	0.92%	0.98%		0.96%	1.05%	1.06%		1.15%	1.09%		1.15%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%		0.04%	0.01%	0.02%		0.02%	0.04%		0.06%
Ratio of net investment income (loss) to average net assets(b)	0.74%	0.59%	0.65%	0.69%		1.48%	0.03%	(0.52)%		(0.61)%	(0.63)%		0.01%
Ratio of net investment income (loss) to average net assets(c)	0.72%	0.57%	0.63%	0.61%		1.42%	(0.02)%	(0.58)%		(0.76)%	(0.72)%		(0.14)%
Portfolio turnover rate	58%	60%	41%	98%		67%	107%	120%		155%	74%		91%
Number of shares outstanding at end of period (000’s)	19,976	20,167	23,569	25,867		26,857	8,625	9,581		10,329	11,165		11,464
Net assets at end of period (000’s)	$226,140	$181,376	$227,951	$209,121		$162,069	$109,283	$101,132		$121,033	$95,319		$77,843

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$24.50	$26.71	$21.93	$19.06	$34.60	$9.63	$10.28	$8.28	$7.20	$11.01

Income (loss) from investment operations:
Net investment income (loss)(d)	0.53	0.45	0.41	0.37	0.53	0.20	0.18	0.10	0.05	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	5.91	(0.76)	5.12	3.66	(12.20)	2.83	(0.70)	1.97	1.20	(3.76)

Total income (loss) from investment operations	6.44	(0.31)	5.53	4.03	(11.67)	3.03	(0.52)	2.07	1.25	(3.61)

Distributions from:
Net investment income	(0.46)	(0.46)	(0.43)	(0.49)	(0.70)	(0.26)	(0.13)	(0.07)	(0.17)	(0.09)
Net realized gain on securities	(0.41)	(1.44)	(0.32)	(0.67)	(3.17)	–	–	–	–	(0.11)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.87)	(1.90)	(0.75)	(1.16)	(3.87)	(0.26)	(0.13)	(0.07)	(0.17)	(0.20)

Net asset value at end of period	$30.07	$24.50	$26.71	$21.93	$19.06	$12.40	$9.63	$10.28	$8.28	$7.20

TOTAL RETURN(a)	26.86%	(0.76)%	25.55%	21.06%	(32.99)%	31.97%	(5.00)%	25.03%	17.30%	(32.55	)%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36%	0.37%	0.38%	0.38%	0.39%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.36%	0.37%	0.38%	0.38%	0.39%	0.95%	0.97%	0.93%	0.94%	0.94%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.94%	1.83%	1.70%	1.70%	2.31%	1.87%	1.87%	1.10%	0.56%	1.89%
Ratio of net investment income (loss) to average net assets(c)	1.94%	1.83%	1.70%	1.70%	2.31%	1.77%	1.75%	1.02%	0.47%	1.79%
Portfolio turnover rate	3%	3%	11%	7%	7%	23%	13%	157%	105%	173%
Number of shares outstanding at end of period (000’s)	132,191	138,507	132,974	136,381	130,783	8,978	10,469	14,825	18,716	21,631
Net assets at end of period (000’s)	$3,974,531	$3,393,666	$3,551,607	$2,990,589	$2,493,280	$111,303	$100,820	$152,457	$155,035	$155,725

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of VALIC Company I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-four funds constituting VALIC Company I (the “Series’’) at May 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

Houston, Texas

July 26, 2013

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on October 29, 2012, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”) approved the Investment Advisory Agreement with The Variable Annuity Life Insurance Company (“VALIC”) (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of AllianceBernstein, L.P. (“AllianceBernstein”) and SunAmerica Asset Management Corp. (“SAAMCo”) (and together with AllianceBernstein, the “Sub-advisers”) (collectively, the “Sub-Advisory Agreements”) with respect to the VC I Dynamic Allocation Fund, a new series of VC I (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining whether to approve the Advisory Contracts. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees proposed to be charged in connection with VALIC’s and the Sub-advisers’ management of the Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the performance of comparable funds or accounts managed by the Sub-advisers as compared to appropriate indices, to the extent available; (4) the costs of services and the benefits potentially to be derived by VALIC and the Sub-advisers; (5) a comparison of any advisory fee schedules with respect to other mutual funds and other accounts with similar investment strategies to the Fund which are advised or sub-advised by VALIC or the Sub-advisers; (6) whether the Fund will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the anticipated profitability of the Adviser, the Sub-advisers and their respective affiliates; (8) the terms of the proposed Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) any potential conflicts of interest.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. Prior to voting to approve the Advisory Contracts at the October 29, 2012 meeting, the Board also received presentations from management regarding the Fund at meetings held on August 13-14, 2012 and on October 11, 2012, during which representatives from VALIC and the Sub-advisers responded to questions from the Independent Directors. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present. The Advisory Contracts were approved at the October 29, 2012 meeting for an initial term ending on or about December 17, 2014.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Fund by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year with respect to the other VC I Funds and through VALIC’s long history of service to VC I. The Board considered that VALIC will be responsible for the management of the day-to-day operations of the Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Sub-advisers, and will also be responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of the Fund will be subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board noted that VALIC personnel will meet on a regular basis to discuss the performance of the Fund, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Fund generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to the Fund. The Board also considered VALIC’s risk management processes.

With respect to the services to be provided by the Sub-advisers, the Board considered information provided to them regarding the services to be provided by each Sub-adviser, including, with respect to SAAMCo, information presented throughout the year. The Board noted that each Sub-adviser will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices. The Board also considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serve as the administrator to VC I, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board considered that the Fund’s net equity exposure would be managed pursuant to a formula provided by VALIC and developed by VALIC’s affiliated insurance companies. In this regard, management discussed with the Board potential conflicts of interest faced by VALIC and SAAMCo in connection with the management of the Fund’s net equity exposure as well as certain procedures that would be implemented in order to mitigate such conflicts of interest.

The Board also noted that VALIC had hired, at its own cost, Wilshire Associates Incorporated, an independent consultant, to provide research and consulting services with respect to the Fund’s allocation of a portion of its assets to other VC I and VC II funds. The Board concluded that the scope and quality of the advisory services to be provided by the Adviser and Sub-advisers were expected to be satisfactory and that there was a reasonable basis to conclude that each would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged to the Fund for advisory services as well as the expected total expense level of the Fund compared against the fees and expenses of the funds in its Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fees with AllianceBernstein at arms-length. The Board also considered that the sub-advisory fees will be paid by VALIC out of its advisory fees it receives from the Fund and is not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also considered that VALIC had agreed to enter into an expense limitation agreement with the Fund, pursuant to which VALIC agreed to waive a portion of its advisory fee and/or reimburse certain expenses as a

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

means of limiting the Fund’s total annual operating expenses through September 30, 2014. The Board also considered expense information of comparable funds or accounts managed by the Sub-advisers that have comparable investment objectives and strategies to the Fund, as applicable.

The Board considered that the Fund’s proposed advisory fees and estimated net total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Fund’s proposed contractual management fees were equal to the median of its Expense Group assuming a common asset level of $100 million. The Board took into account management’s discussion of the relatively unique strategy of the Fund as compared to the funds in the peer groups used for comparative purposes. The Board also took into account management’s discussion of the Fund’s proposed fees and anticipated expenses, including the impact of the Fund’s structure on its expenses. The Board concluded that the Fund’s proposed advisory and sub-advisory fees were satisfactory in light of all factors considered.

The Board took into account that the Fund utilizes a relatively unique strategy designed to manage volatility, and noted the unavailability of comparable performance information generally for this type of strategy. The Board did, however, note the performance of comparable funds managed by the Sub-advisers that had recently commenced operations. The Board also considered information that described how the Fund is designed to perform under a variety of market conditions.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Advisory Agreement. The Board considered the costs that will be borne by the Fund. For its services, VALIC will receive a fee, payable monthly from the Fund in an amount that is calculated as a percentage of the average daily net assets of the Fund.

The Board noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Fund as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Fund, which include transfer agency fees paid or to be paid by the Fund. The Board considered that the Fund will also pay VALIC a fee for the provision of recordkeeping and shareholder services to contract owners and participants, which is provided at cost. Such payment will be allocated to the Fund based on the number of accounts serviced. Finally, the Board noted that the Fund will pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on the Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo will receive from the Fund, SAAMCo will compensate VALIC for certain administrative services (0.02% of daily net assets), and the Fund’s custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). The Board also noted that SAAMCo will receive sub-advisory fees for the Fund.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Fund to the same extent the Fund receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in the Fund that benefit VALIC. These benefits can be material.

The Board noted the potential benefits to VALIC and its affiliates, which derive primarily from the potential for their reduced exposure to equity market volatility and the attendant market risks in connection with certain benefits they provide to variable insurance contract holders.

In considering the anticipated profitability to VALIC and its affiliates in connection with their relationship with the Fund, the Board considered the expected revenues and other benefits, both direct and indirect, to be received by VALIC and its affiliates attributable to managing the Fund, the cost of providing such services and the anticipated profitability to VALIC and its affiliates from these relationships. The Board concluded that the anticipated profitability to VALIC, and its affiliates from their relationship with the Fund, was reasonable.

In considering the anticipated profitability to the Sub-advisers in connection with their relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive under the Advisory Agreement. With respect to AllianceBernstein, an unaffiliated Sub-adviser, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the anticipated profitability to the Sub-advisers from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers contain breakpoints, which allows the Fund to participate in any economies of scale. The Board also considered the effect of the Fund’s growth and size on its performance and fees, noting that if the Fund’s assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that the proposed advisory fee structure for the Portfolio, including breakpoints, was reasonable.

For similar reasons as stated above with respect to the Sub-advisers’ anticipated profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Fund are not a material factor to the approval of the Sub-advisory Agreements, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Fund.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of the Fund and its prospective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2013 (Unaudited)

Name, Age and Address at May 31, 2013*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 67	Director	2005- Present	Retired, Chief Compliance Officer & Chief Financial Officer, American General Asset Management, an investment adviser (since 2006).	49	Trustee, Virtus Series Fund (2011-Present); Trustee, Merrimac Funds, a mutual fund company (2004-2007).
Dr. Judith L. Craven Age: 67	Director	1998- Present	Retired Administrator, Proprietor, JAE & Associates LLC, physician consulting (since 2003); and President, United Way, fund raiser (since 1998).	79

Director, A.G. Belo Corporation, a media company (1992-Present); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present); Director, Hilton Hotel (1998-2011); Director, University of Texas Board of Regents (1998-2007).

William F. Devin Age: 74	Chairman and Director(5)	2001- Present	Retired, Executive Vice President, Fidelity Management Resources, a broker-dealer (since 1996).	79	Director, Boston Options Exchange (2001-2011)
Dr. Timothy J. Ebner Age: 63	Director	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); and Scientific Director, Society for Research on the Cerebellum (2008-Present); President-Elect, Association of Medical School Neuroscience Department Chairpersons (2011-Present).	49	Trustee, Minnesota Medical Foundation (2003-Present).
Judge Gustavo E. Gonzales, Jr. Age: 72	Director	1998- Present	Attorney At Law, Criminal Defense and General Practice (2004-Present). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Dr. John Wm. Lancaster Age: 89	Director	1984- Present	Pastor Emeritus (1990-Present) and Retired Director of Planned Giving (since 2005), First Presbyterian Church, Houston, TX.	49	None.
Kenneth J. Lavery Age: 63	Director	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	49	None.
Dr. John E. Maupin, Jr. Age: 66	Director	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	49

Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present); Director, Monarch Dental Corporation (1997-2006); Director, Pinnacle Financial Partners, Inc. (2000-2006).

Interested Directors
Peter A. Harbeck(1) Age: 59	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	79	None.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2013 (Unaudited) — (continued)

Name, Age and Address at May 31, 2013*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
Kurt Bernlohr Age: 52	President and Principal Executive Officer	2009- Present	President, VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); formerly Senior Vice President (2009-2013) and Vice President (2004-2009), VALIC	N/A	N/A
John Packs Age: 57	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013).	N/A	N/A
Gregory R. Kingston Age: 47	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-2013).	N/A	N/A
Nori L. Gabert Age: 59	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 46	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 56	Vice President and Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-2011); Deputy General Counsel and Secretary, VALIC and WNL (2007-2011); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-2011).	N/A	Director, American General Distributors, Inc. (2006-2011)
Matthew J. Hackethal Age: 41	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SAAMCo (2006-Present); AML Compliance officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Donna M. Handel Age: 46	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A
Thomas M. Ward Age: 46	Vice President	2008- Present	Vice President (2009-Present) and Director (2005-2009), VALIC, VALIC Financial Advisors, Inc.	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SunAmerica, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (6 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I

SHAREHOLDER TAX INFORMATION (Unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2013.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013, which will be made available after the end of the calendar year.

During the year ended May 31, 2013 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$651,012	$—	$—	45.38%
Blue Chip Growth	—	—	—	100.00
Broad Cap Value Income	—	—	—	100.00
Capital Conservation	—	—	—	0.26
Core Equity	—	—	—	100.00
Dividend Value	—	—	—	100.00
Dynamic Allocation	—	—	—	—
Emerging Economies*	—	1,839,122	18,521,917	11.77
Foreign Value*	—	607,020	17,214,767	—
Global Real Estate*	10,219,178	537,778	7,652,418	0.09
Global Social Awareness	—	—	—	36.87
Global Strategy*	—	864,610	13,038,351	6.29
Government Securities	401,541	—	—	—
Growth	—	—	—	100.00
Growth & Income	—	—	—	100.00
Health Sciences	18,069,278	—	—	100.00
Inflation Protected	—	—	—	3.40
International Equities*	—	1,050,030	20,796,666	0.02
International Government Bond	2,465,917	—	—	—
International Growth*	—	498,528	9,778,667	0.09
Large Cap Core	15,328,683	—	—	87.39
Large Capital Growth	28,422,069	—	—	100.00
Mid Cap Index	87,788,582	—	—	81.59
Mid Cap Strategic Growth	5,866,213	—	—	—
Money Market I	—	—	—	—
Nasdaq-100® Index	4,265,348	—	—	100.00
Science & Technology	—	—	—	—
Small Cap Aggressive Growth	—	—	—	17.69
Small Cap	—	—	—	100.00
Small Cap Index	—	—	—	54.04
Small Cap Special Values	—	—	—	100.00
Small-Mid Growth	—	—	—	—
Stock Index	53,668,808	—	—	99.52
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 14.93% for the twelve-month period ending May 31, 2013, compared to a return of 27.28% for the S&P 500® Index, 0.91% for the Barclays U.S. Aggregate Bond Index, 0.08% for the Citi Treasury Bill 3 Month Index and 14.69% for the Blended Index.

The Fund’s assets generally consist of three major components: common stocks and equity securities, intermediate and long-term bonds, and high quality money market securities. Within the equity component are four sleeves (Index, Growth, Value, and Research Enhanced). The top performing segment over the past twelve months was Research Enhanced Equity. Trailing the S&P 500® Index were the Value sleeve, the Index sleeve, and the Growth sleeve. The Fund’s fixed income investments significantly outperformed the Barclays Capital U.S. Aggregate Bond Index over the past twelve months. The Fund’s cash holdings were small throughout the year and did not have a significant impact on the Fund’s performance.

The Fund entered the twelve month period with a small equity overweight to the Blended Index. Matters changed abruptly as central banks began making market accommodations in late summer. The Fund’s risk asset exposure was ramped up quickly. An equity overweight compared to the Blended Index of 7-16% was maintained through the remainder of the twelve-month period. The Fund ended the year with a 15.7% equity overweight to the Blended Index.

For the year ended May 31, 2013, the Asset Allocation Fund returned 14.93% compared to 27.28% for the S&P 500® Index, 0.91% for the Barclays U.S. Aggregate Bond Index, 0.08% for the Citi Treasury Bill 3 Month Index and 14.69% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Barclays U.S. Aggregate Bond Index (35%), and the Citi Treasury Bill 3 Month Index (10%).

***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
14.93%	6.86%	7.11%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 22.08% for the twelve-month period ended May 31, 2013, compared to a return of 27.28% for the S&P 500® Index.

Overall the lack of exposure to utilities, the overweight allocation to consumer discretionary and the underweight allocation to consumer staples helped performance the most from a sector allocation perspective. From a selection standpoint, stock selection in health care contributed the most to relative results, lifted mostly by Gilead Sciences, Inc. and Biogen Idec, Inc. Google, Inc. was also a top performing name.

Stock selection in the consumer discretionary sector detracted the most from relative returns, although the overweight position in consumer discretionary helped mitigate negative results somewhat. Additionally, the overweight to information technology, weighed on relative results, and stock selection was negative, driven predominately by an overweight to Apple, Inc. Within financials, an underweight to one of the strongest performing sectors in the index detracted from relative value, while stock selection was also negative. Baidu, Inc. and Coach, Inc. were also detractors for the period.

For the year ended May 31, 2013, the Blue Chip Growth Fund returned 22.08% compared to 27.28% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
22.08%	6.26%	7.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of 30.82% for the twelve-month period ending May 31, 2013, compared to a return of 32.71% for the Russell 1000® Value Index.

The Fund benefited from stock selection in the materials, industrials and energy sectors, and from owning fewer utilities and energy stocks. The top five contributors included SLM Corp., Citigroup, Inc., JP Morgan Chase & Co., Bank of America Corp. and Hanesbrands, Inc.

Stock selection in consumer staples and consumer discretionary stocks detracted from performance, as did stock selection within the technology sector (particularly Western Union, Hewlett-Packard Co. and Intel Corp.). Other individual detractors included St. Jude Medical Corp. and Spectra Energy Corp.

For the year ended May 31, 2013, the Broad Cap Value Income Fund returned 30.82% compared to 32.71% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
30.82%	6.23%	5.77%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 1.28% for the twelve-month period ended May 31, 2013, compared to a return of 0.91% for the Barclays U.S. Aggregate Bond Index.

Sector Selection had a positive impact on Fund performance for the period. Specifically, sector overweight positions in investment grade financials, collateralized mortgage backed securities “CMBS” and collateralized mortgage obligations “CMOs” contributed the most to The Fund’s outperformance.

Continued uncertainty surrounding the resolution of the post “Fiscal Cliff” debate in the U.S. as well as continued weakness in the Eurozone throughout year-end 2012 supported the Fund’s continued underweight position in U.S. Treasuries, which added strongly to performance. Overweight positions in Agency MBS and non-corporate sectors were the primary detractors to performance.

Security selection was the key driver of the Fund’s outperformance versus its benchmark. Specifically, corporate issues which contributed the most to the Fund’s outperformance included those by select utilities and industrials. Union Pacific Resources, Exelon Corp. and Federal National Mtg. Assoc. (5.00% due 05/01/2036) were contributors to performance. On the other hand, poor performing securities included higher coupon Federal National Mtg. Assoc. issues (6.00$ due 12/01/2036, 5.00% due 02/01/2036 and 6.00% due 10/01/2039).

For the year ended May 31, 2013, the Capital Conservation Fund returned 1.28% compared to 0.91% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
1.28%	5.43%	4.05%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 29.19% for the twelve-month period ending May 31, 2013, compared to a return of 27.62% for the Russell 1000® Index.

Please note that a new portfolio manager, Bart Geer, assumed management of the Basic Value sleeve of the portfolio on November 1, 2012, and that Chris Leavy joined Peter Stournaras as portfolio manager of the Large Cap Core sleeve on June 5, 2012.

Sector allocation contributed to the portfolio’s outperformance during the one-year period. The strategy’s underweight positioning in the three worst-performing benchmark sectors (utilities, information technology and telecommunications services) contributed to the relative strength. In addition, the Fund held meaningful overweights in the two best-performing sectors, financials and health care.

Stock selection also had a positive impact on performance. The biggest contribution came from the financials sector. Large portfolio investments in Citigroup, Inc. and JPMorgan Chase & Co. surged, making significant contributions to gains in this sector. Elsewhere in financials, the Fund’s overweight and stock selection in life insurance stocks boosted relative performance, as Hartford Financial Services Group, Inc., Lincoln National Corp. and MetLife, Inc. each had strong gains during the period.

Stock selection in the industrials and materials sectors also generated outperformance. In industrials, the Fund’s investment in airline United Continental Holdings, Inc. soared. Packaging Corp. of America and International Paper Co. had the most notable impact in materials.

On the negative side, investments in health care, information technology, and consumer staples offset some of the stock selection success. In health care, the Fund’s low exposure to the hot biotechnology industry negatively impacted relative performance. An individual health care position detracting from performance was Aetna, Inc., in the health care providers and services sub-sector. The Fund’s investment in the IT services industry detracted from relative performance in the information technology sector. A position in Western Union Co. was the most notable source of weakness in the financial services sector during the period. In the consumer staples sector, individual detractors included Archer Daniels Midland Co. and PepsiCo, Inc.

For the year ended May 31, 2013, the Core Equity Fund returned 29.19% compared to 27.62% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
29.19%	3.89%	5.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 26.34% for the twelve-month period ending May 31, 2013, compared to a return of 32.71% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

Sector allocation detracted from the strategy’s performance relative to the Russell 1000® Value during the fiscal year. A significant portion of this underperformance was attributable to the strategy’s cash position. Exclusive of the cash allocation, the largest detractor from an allocation perspective was an underweight relative to the benchmark in the financial sector.

Security selection was the primary reason for the strategy’s underperformance relative to the Russell 1000® Value Index over the year. The negative results were most pronounced in the financials, consumer staples, consumer discretionary, and information technology sectors. Some specific detractors were Bank of America Corp., Citigroup, Inc., CenturyLink, Inc., Caterpillar, Inc. and International Business Machines Corp.

On the positive side, an overweight to the strong consumer discretionary sector was a contributor. Stock selection in the utilities and energy sectors also added to overall performance. Some exceptional individual contributors were Exxon Mobil Corp., Marathon Petroleum Corp., and ConocoPhillips.

A discussion with SunAmerica Asset Management Corp. — regarding their portion of the Fund (the “portfolio”)

Stock selection was the primary driver of relative outperformance, particularly among health care, energy, industrials, and technology companies. While no exposure to utilities was also beneficial, stock selection among consumer discretionary and consumer staples groups offset some of the gains, as did a zero allocation to financials, one of the top-performing sectors in the Russell 1000® Value Index. Overweight allocations to the materials and telecommunications sectors also hindered results.

Among individual holdings, positions in Lincare Holdings, Inc., H&R Block, Inc., Hewlett-Packard Co., Dell, Inc., and Bristol-Myers Squibb Co. were top contributors to relative performance during the fiscal period. Avon Products, Inc., Microsoft Corp., General Dynamics Corp., Autoliv, Inc., and Intel Corp. were the only holdings in the portfolio to post negative contributions to return during the twelve-month period.

For the year ended May 31, 2013, the Dividend Value Fund returned 26.34% compared to 32.71% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
26.34%	5.29%	7.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Emerging Economies Fund posted a return of 14.79% for the twelve-month period ending May 31, 2013, compared to a return of 14.10% for the MSCI Emerging Markets Index (net).

The Fund’s overweight positions in Turkey, Thailand, Panama and Poland contributed to relative returns. This was partially offset by underweight exposures in markets such as Indonesia, the Philippines and Mexico, which detracted from results. Stock selection was strong in Taiwan, Malaysia, Mexico, and Russia. Alternatively, weak selection in Brazil and Thailand detracted from relative returns.

From a sector perspective, underweights in materials and industrials and overweight in information technology added to relative performance. Stock selection was especially strong in consumer discretionary, financials, and industrials. Weak selection in consumer staples and telecommunication services weighed on performance.

Large positive individual contributors included Great Wall Motor Co. Ltd. (China), KGHM Polska Miedz S.A. (Poland), and Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan). Poor performers included Participacoes S.A. (Brazil) and Kia Motors Corp. (South Korea).

For the year ended May 31, 2013, the Emerging Economies Fund returned 14.79% compared to 14.10% for the MSCI Emerging Markets Index (net).

*	MSCI Emerging Markets Index (net) captures large and mid-cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
14.79%	-3.78%	0.63%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors Ltd.

The Foreign Value Fund posted a return of 35.97% for the twelve-month period ending May 31, 2013, compared to a return of 31.62% for the MSCI EAFE Index (net).

The resurgent financials sector led market performance during the period. As a group, the Fund’s financials holdings were the top performers. Stock selection in the financial sector contributed to gains versus the index. ING Groep NV was a top contributor to absolute and relative performance. Other notable contributors to relative results included French lenders BNP Paribas SA and Societe Generale SA, French insurer AXA SA and Swiss diversified financial services firm Credit Suisse Group AG.

The Fund’s overweighted allocation to and strong selection in the health care sector represented another high-conviction position that served the Fund well during the 12 months ended May 31, 2013. Major French pharmaceuticals manufacturer Sanofi was a notable health care contributor during the period. We also found select values in the industrials sector, where stock selection helped Fund performance relative to the index. Among cyclical sectors, we found fewer opportunities in materials. Our underweighting and stock selection in the material sector benefited relative performance. In the diverse consumer discretionary sector, stock selection contributed to relative performance. Automobile stocks were major sector contributors. In the consumer space, we found fewer values in consumer staples. Stock selection in this sector, as well as selection in the energy sector also supported relative performance.

By sector, instances of underperformance for the Fund’s holdings were limited and modest during the year. The bulk of relative weakness came from both stock selection and an unfavorable overweighting in the information technology (IT) sector. In particular, a position in Compal Electronics, Inc. was a major detractor from relative performance. An overweighted allocation to energy was the only other relative sector detractor.

From a regional standpoint, stock selection and an overweighting in Europe contributed strongly to relative returns. Stock selection in North America also provided a boost to relative returns. Additional gains versus the benchmark were achieved due to underweights in the Latin America/Caribbean region and North America, and no exposure to the Middle East/Africa region. In contrast, the benefit of underweighting and stock selection in Japan was more than offset by the negative effects of stock selection elsewhere in Asia.

We did not use derivatives during the reporting period.

For the year ended May 31, 2013, the Foreign Value Fund returned 35.97% compared to 31.62% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
35.97%	0.49%	3.94%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 25.49% for the twelve-month period ended May 31, 2013, compared to a return of 25.07% for the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The fiscal year ended May 31, 2013, began amid negative investor sentiment. In early fall, as the European Central Bank implemented new measures to support member economies and the US Federal Reserve initiated a third round of quantitative easing, consumer sentiment began to improve.

Positive momentum for the U.S. economy continued with increasing evidence of modest improvement in employment and consumer confidence. With data firming in recent months, the Federal Reserve provided indications of an increasingly hawkish stance with the potential for a tapering in quantitative easing. As such, the Treasury market experienced a sell-off, negatively impacting REIT stocks during the final weeks of the period.

The portfolio underperformed both the FTSE EPRA/NAREIT and the U.S. focused index NAREIT for the fiscal year, primarily as a result of security selection and overweight in an underperforming apartment REITs sector. An average cash weighting of 2.76% of total net assets also created a drag on relative performance. Lastly, an underweight exposure in freestanding retail REITs and security selection in lodging/resorts were also detractors. Positive contribution came from an overweight in industrial REITs and security selection in shopping centers.

Top individual contributors during the fiscal year included Ventas, Inc. and American Tower Corp. Apartment REITs AvalonBay Communities, Inc. and UDR, Inc. were top detractors from portfolio performance during the fiscal year.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

Within the index, Japan and China were the top performers from a country perspective. Conversely, Canada and the U.S. were the weakest absolute performers during the reporting period.

For the period within the portfolio, having an underweight to the U.S. and an overweight to Japan caused those two countries to be the top relative contributors to performance. Stock selection in the U.S. contributed to performance. Conversely, Canada and Australia were the top detractors from performance.

Dundee Real Estate Investment Trust, Swiss Prime Site AG and Sumitomo Realty & Development were among the largest detractors.

Shimao Property Holdings, Ltd., Henderson Land Development Co., Ltd., and Galaxy Entertainment Group, Ltd were among the top contributors.

For the year ended May 31, 2013, the Global Real Estate Fund returned 25.49% compared to 25.07% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
25.49%	2.53%	4.68%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Global Social Awareness Fund posted a return of 28.99% for the twelve-month period ending May 31, 2013, compared to a return of 27.77% for the MSCI World Index (net).

Overall, sector attribution contributed positively to performance during the year. An overweight in financials was the largest contributor on a sector basis. This was slightly offset by a negative impact from an overweight in the information technology sector.

Google, Inc., Cisco Systems, Inc. and Visa, Inc. were among the top contributors. Apple, Inc., Equity Residential and UnitedHealth Group, Inc. were notable detractors.

During the year, country allocations in aggregate contributed to performance. An underweight in Japan contributed positively to performance, while the underweight in Switzerland slightly detracted.

For the year ended May 31, 2013, the Global Social Awareness Fund returned 28.99% compared to 27.77% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consisted of the following 24 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
28.99%	1.92%	5.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 29.44% for the twelve-month period ending May 31, 2013, compared to a return of 26.01% for the MSCI ACWI (net), -4.47% for the JPMorgan Government Bond (GBI) Global Index (unhedged) and 12.93% for the Blended Index.

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The JPMorgan GBI Global Index (unhedged) consists solely of investment-grade global government bonds, while the portfolio’s holdings included investment-grade and below investment-grade global government bonds, sovereign debt and cash. The portfolio also invests in currency-related transactions. The portfolio’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period under review, each of these sources of return contributed to results relative to the benchmark.

The portfolio’s defensive duration posture was maintained during the 12-month period. The underweighted duration exposures in the U.S. and Japan, however, were largely neutral with respect to performance relative to the benchmark as yields did not increase significantly during the review period. The portfolio maintained little duration exposure in emerging markets. Consequently, duration contributions were limited there.

A diversified currency exposure also contributed to relative performance during the period. As part of the portfolio’s investment strategy, currency forward contracts were used to hedge or gain exposure to various currencies. The U.S dollar was broadly stronger against the currencies of major U.S. trading partners during the period, particularly the Japanese Yen.

Overall, exposure to Asian currencies contributed to relative performance. The portfolio’s heavily underweighted, net-negative exposure to the Japanese Yen, achieved using forward foreign currency contracts, was a key contributor to relative performance as the Japanese Yen weakened against the U.S. dollar during the period. Overweighted currency positions elsewhere in Asia also added to performance overall. Euro appreciation against the U.S. dollar during the period detracted from relative performance. However, overweighted exposure to other European currencies that also appreciated against the U.S. dollar, such as the Polish Zloty and Swedish Krona, partially offset this effect. The Portfolio’s exposure to Latin American currencies contributed to performance.

Relative to the benchmark, the portfolio’s sovereign credit positioning during the period added to performance as risk sentiment led spreads to tighten between yields on sovereign credits and the underlying “risk-free assets.”

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

Stock selection in the financials sector contributed to performance, notably commercial banks Lloyds Banking Group PLC, BNP Paribas SA, Unicredit SpA, and Credit Agricole SA, and French insurer AXA SA. Stock selection in and an overweighted allocation to the health care sector also helped results, including positions such as U.S. biotechnology firm Gilead Sciences, Inc. as well as pharmaceutical companies Merck KgaA, Sanofi, and Roche Holding AG. Stock selection in the information technology, consumer discretionary, and materials sectors was especially strong. Wireless communication services provider Sprint Nextel Corp. was a strong individual contributor.

All investment sectors contributed to relative performance, but the Portfolio had some disappointing individual holdings from a variety of sectors. Major detractors included CITIC Pacific, Ltd. and integrated security solutions firm G4S PLC in the industrials sector, and diversified communications providers France Telecom SA and China Telecom Corp., Ltd. in the telecommunication services sector. Also hurting relative performance were oil and gas companies Statoil ASA and Petrobras Petroleo Brasileiro in the energy sector, U.S. laboratory services firm Quest Diagnostics, Inc. in the health care sector, and Trend Micro, Inc. in the information technology sector.

From a geographic perspective, most regions generally benefited relative performance, especially stock selection in the U.S. and a large overweight and stock selection in Europe, particularly France, Germany, the Netherlands, Switzerland, and the U.K. Stock selection and an underweighting in Asia helped results. The portfolio’s Singapore and Taiwan holdings contributed the most. A lack of exposure to the Middle East and Africa and an underweight to Latin America and the Caribbean also aided relative returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2013, the Global Strategy Fund returned 29.44% compared to 26.01% for the MSCI ACWI (net), -4.47% for the JPMorgan GBI Global Index (unhedged) and 12.93% for the Blended Index.

*	The MSCI ACWI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***	The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets and has been composed of 13 countries since inception.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
29.44%	6.85%	8.69%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Government Securities Fund posted a return of -0.49% for the twelve-month period ending May 31, 2013, compared to a return of -0.72% for the Barclays U.S. Government Index and -1.13% for the Bank of America Merrill Lynch (“BofA ML”) U.S. Treasury Master Index.

A discussion with SunAmerica Asset Management Corp. — regarding their portion of the Fund (“the portfolio”)

The portfolio outperformed the index during the fiscal year. Security selection was the primary driver of performance during the period, particularly amongst U.S. Treasury securities.

The primary detractor from the results was exposure to mortgage-backed security pass-throughs, including Government National Mortgage Association (GNMA) securities, and agency mortgage-backed securities.

At the end of the period, the portfolio had approximately 48.40% of its total net assets invested in U.S. Treasuries, 24.10% in GNMAs, 27.40% in government-related agency securities and 0.10% in cash and cash equivalents.

A discussion with J.P. Morgan Investment Management Inc. .— regarding their portion of the Fund (“the portfolio”)

The portfolio outperformed the index during the fiscal year. The 10-year Treasury moved substantially higher over the twelve months as continued economic improvement, though sluggish at times, raised the possibility of the Federal Reserve tapering its asset purchase plan sometime later in 2013. Allocation to mortgages, credit and commercial mortgage-backed securities contributed. A portfolio underweight in Treasury securities also aided results as Treasury rates climbed during the period, most especially during the final month. Top detractors to the portfolio were U.S. Treasury Bonds (3.75% due 8/15/2041), U.S. Treasury Notes TIPS (2.00% due 1/15/2026) and U.S. Treasury Notes (1.75% due 5/15/2022).

For the year ended May 31, 2013, the Government Securities Fund returned -0.49% compared to -0.72% for the Barclays U.S. Government Index and -1.13% for the BofA ML U.S. Treasury Master Index.

*	Effective October 1, 2012, the Fund changed its broad-based index to the Barclays U.S. Government Index, which Management believes this is a comparable index and that the changes will enhance the operations and administration of the Fund. The index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

**	The BofA ML U.S. Treasury Master Index tracks the performance of all outstanding Treasury Bills issued by the U.S. Government.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
-0.49%	4.10%	3.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. (“American Century”)

The Growth Fund posted a return of 20.22% for the twelve-month period ending May 31, 2013, compared to a return of 22.55% for the Russell 1000® Growth Index.

The Fund’s underperformance was driven entirely by stock selection, while sector allocation had a small positive impact on relative results.

Stock selection in the consumer discretionary sector was the largest detractor from performance versus the benchmark index for the twelve-month period. Stock choices among internet retailers and media companies contributed the bulk of the underperformance in the sector. A noteworthy individual detractor was an overweight position in online travel advisor, Expedia, Inc.

The industrials and consumer staples sectors were also notable drags on results for the twelve-month period. Leading detractors were holdings in electrical equipment manufacturers and food product manufacturers. Among individual holdings, WAN optimization provider Riverbed Technology, Inc., which fell during the period, hurt overall results. Being underweight biotechnology company, Biogen Idec, Inc., and payment technology giant Visa, Inc. negatively impacted returns as the price of both stocks rose during the period.

On the positive side, the Fund’s information technology and telecommunication services stocks outperformed their counterparts in the Russell 1000® Growth Index for the reporting period. Stock selection among software and semiconductor companies was beneficial in the technology sector, while wireless telecom stocks generated virtually all of the outperformance in the telecom services sector. The underweight exposure to tech giant, Apple, Inc., and processor manufacturer, Intel Corp., helped relative performance. Crown Castle International Corp. was a leading contributor in the telecom space, appreciating during the twelve-month period.

For the period ended May 31, 2013, the Growth Fund returned 20.22% compared to 22.55% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
20.22%	5.12%	4.93%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Growth & Income Fund posted a return of 24.00% for the twelve-month period ending May 31, 2013, compared to a return of 27.28% for the S&P 500® Index.

A discussion with SunAmerica Asset Management Corp. — regarding the “value” oriented portion of the Fund (the “portfolio”)

During the 12-month period ended May 31, 2013 the portfolio outperformed the benchmark. The S&P 500 advanced 27.28%, with financials and health care stocks leading the market higher, advancing 44.96% and 36.15%, respectively. Utilities and technology companies underperformed, returning a more modest 10.26% and 12.42%, respectively.

On a sector basis, relative outperformance was aided primarily by overweight exposure to the financials and underweight to information technology. Stock selection contributed positively overall, however, detractors were among industrials, utilities, energy and healthcare companies. A 7.4% average cash position also negatively impacted results.

Among individual holdings, several financial holdings were among the top contributors to relative performance during the fiscal period, including JPMorgan Chase & Co., Citigroup Inc., and Bank of America Corp. Prominent detractors included Express, Inc., Hewlett-Packard Co., and Freeport-McMoRan Copper & Gold, Inc.

A discussion with SunAmerica Asset Management Corp. — regarding the “growth” oriented portion of the Fund (the “portfolio”)

During the 12-month period ended May 31, 2013, the growth portfolio underperformed the benchmark. Relative performance was hurt primarily by stock selection and by the negative impact of an average 3.88% cash position in the midst of a strong equity market. Aside from cash, sector allocation contributed positively in the aggregate. Overweight positioning in energy, financials, and health care, and underweight positioning in technology and consumer staples, all helped relative performance.

Stock selection was particularly weak among consumer discretionary, technology, and consumer staples companies, more than offsetting solid security selection in the financials and telecommunication services sectors.

Among individual holdings, positions in Gilead Sciences, Inc., Biogen Idec, Inc., and Goldman Sachs Group, Inc. were among the top contributors to relative performance. Among detractors, overweights in Chipotle Mexican Grill, Inc., Lululemon Athletica, Inc., and J.C. Penney Co., Inc. all hurt relative results during the period.

For the year ended May 31, 2013, the Growth & Income Fund returned 24.00% compared to 27.28% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
24.00%	1.92%	5.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 39.14% for the twelve-month period ending May 31, 2013, compared to a return of 36.09% for the S&P 500® Health Care Index.

Overall, industry allocation was the driver of relative performance. Stock selection in biotechnology hurt relative results the most, although the Fund’s significant overweight to the strong-performing industry helped to largely mitigate those negative relative results. Notable individual contributors included Regeneron Pharmaceuticals, Inc. and Alkermes PLC.

Stock selection among pharmaceuticals made a strong contribution during the period. Pharmacyclics, Inc. turned in impressive triple-digit results, and shares of Aegerion Pharmaceutical, Inc. more than tripled during the period. Selection was also strong in the services industry. Outstanding contributors included Amerigroup Corp. and Universal Health Services, Inc.

An overweight to services, the sub-sector with the smallest gain, detracted from performance. Individual detractors included Idenix Pharmaceuticals, Inc., Affymax, Inc., Amarin Corp. PLC., and Edwards Lifesciences Corp.

For the year ended May 31, 2013, the Health Sciences Fund returned 39.14% compared to 36.09% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
39.14%	15.06%	13.73%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 0.32% for the twelve-month period ending May 31, 2013, compared to a return of -1.79% for the Barclays U.S. Treasury Inflation-Protected (“TIPS”) Index.

Asset allocation, security selection and exposure to non-U.S. TIPs all contributed positively to returns. Among specific securities, positions in United Kingdom Gilt Treasury Bonds TIPS (0.13% due 03/22/2029), CMO’s and Bank of Mellon NY Corp. were the best performers, while Canadian dollar TIPS (1.50% due 12/01/2044), Societe Generale SA and Aegon inflation-linked bonds were the worst performers.

For the year ended May 31, 2013, the Inflation Protected Fund returned 0.32% compared to -1.79% for the Barclays U.S. TIPS Index.

*	The Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
0.32%	5.27%	4.53%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Equities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Equities Fund posted a return of 27.39% for the twelve-month period ending May 31, 2013, compared to a return of 31.62% for the MSCI EAFE Index (net).

As of May 31, 2013 the Fund was allocated 14% to emerging markets and 86% to developed markets, which closely matches the MSCI EAFE Index’s regional exposure.

Overall, sector allocations detracted slightly from performance during the year. While our underweight in consumer staples helped, it was offset by a negative impact from an overweight in the telecom services sector.

The largest contributing stocks on a stock selection basis were Roche Holdings AG and BASF SE. The weakest contributing stocks were Koninklijke Ahold NV and GlaxoSmithKline PLC.

During the year, country allocations in aggregate detracted from performance. While the underweight in the United Kingdom contributed, exposure to the emerging markets countries, like China had a negative impact.

For the year ended May 31, 2013, the International Equities Fund returned 27.39% compared to 31.62% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
27.39%	-2.52%	6.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Government Bond Fund posted a return of 2.03% for the twelve-month period ending May 31, 2013, compared to a return of -3.88% for the Citigroup World Government Bond Index (“WGBI”) (unhedged), a return of 10.07% for the JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index and a return of 0.14% for the Blended Index.

The Fund outperformed the Blended Index during the fiscal period. Asset allocation was the main contributor to performance, but security selection also contributed positively to performance.

The Fund’s foreign exchange strategy contributed positively to performance. The Fund’s underweight Japanese Yen position was the main contributor, followed by an off benchmark position in the Mexican Peso. A short Euro / long Norwegian Kroner position as well as a position in the South African Rand detracted from performance.

In emerging market country selection, Romania and Hungary were among the main contributors to performance, while Venezuela and Colombia were the main detractors.

The Fund used forward foreign currency contract hedges to hedge Mexican Peso and Euro into US dollar over the reporting period, which detracted from performance.

For the year ended May 31, 2013, the International Government Bond Fund returned 2.03% compared to 10.07% for the JP Morgan EMBI Global Diversified Index, -3.88% for the Citigroup WGBI Index (unhedged) and 0.14% for the Blended Index.

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI Global Diversified Index which tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
2.03%	4.82%	5.73%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of 27.92% for the twelve-month period ending May 31, 2013, compared to a return of 31.62% for the MSCI EAFE Index (net).

A discussion with American Century Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

For the twelve-month period ended May 31, 2013, the portfolio outperformed its benchmark, the MSCI EAFE Index (net).

Stock selection in industrials and health care add positively to the portfolio’s relative returns. However, an underweight position in the financials sector detracted from performance, as did laggards in the consumer staples sector.

Although stock selection collectively hindered relative gains, the portfolio benefited from investments in Russia-based Magnit OJSC and Spain-based Grifols SA.

Prominent individual detractors included Italy-based Saipem SpA and Japan-based Rakuten, Inc.

From a geographic perspective, stock selection in Japan and the United Kingdom proved advantageous, while declining holdings in China—a non-benchmark country—and Italy weighed on relative gains.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

On a relative perspective the portfolio underperformed its benchmark, MSCI EAFE Index (net) for the period.

On an absolute basis, nine of the ten fund sector allocations were positive for the period with the financials, consumer discretionary and healthcare sectors seeing the largest increases. Exposure to the telecommunication services sector was the only negative.

At the sector level, the financials sector was the worst performing sector versus the benchmark due to stock selection and underweight exposure in the sector. Stock selection in the energy, healthcare, industrials, consumer staples and telecommunication services sectors also detracted from relative performance.

The portfolio’s cash position was a detractor from relative results over the period. The higher-than-average cash position hurt in a market that was up over 30% (as represented by the MSCI EAFE Index). When the portfolio’s cash position has been higher than average, it reflects a lack of good “EQV” (earnings, quality, valuation) investment opportunities in the market place, rather than an overall negative opinion on markets.

From a geographic perspective, the portfolio’s exposure to Canadian investments, which are not held in the benchmark, and stock selection in China and Japan were the largest detractors from relative results.

In contrast, stock selection and an underweight in the materials sector as well as an overweight in the consumer discretionary sector were contributors to relative results. At the country level, stock selection in Hong Kong and Sweden contributed to relative results.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

For the twelve-months ended May 31, 2013, the portfolio underperformed the benchmark, the MSCI EAFE Index (net).

Strong stock selection in the health care sector was a primary contributor to the portfolio’s relative performance during the reporting period. The overweight positions in Bayer AG (Germany) and Merck & Co., Inc. (Germany) benefited relative results.

Stock selection in both the special products & services and basic materials sectors were additional positive factors for relative returns. Within the special products & services sector, overweight positions in Randstad Holdings NV (Netherlands) and Spain-based Amadeus IT Holdings SA, boosted relative performance. Within the basic materials sector, the Fund’s avoidance of BHP Billiton PLC (Australia), which underperformed the benchmark, contributed to relative returns.

Elsewhere, holdings of financial services firm ING Groep NV (Netherlands), brewer Heineken N.V. (Netherlands), banking firm ICICI Bank, Ltd. (India), electrical distribution equipment manufacturer Schneider Electric SA (France), and wiring devices and cable systems manufacturer Legrand SA (France) were also among the top relative contributors.

Weak stock selection in the retailing sector held back performance relative to the MSCI EAFE Index (net). Li & Fung, Ltd. (Hong Kong) and Lawson, Inc. (Japan) hindered relative results as both stocks underperformed the benchmark during the reporting period. Security selection and, to a lesser extent, the underweight position in the financial services sector also detracted from relative results. There were no individual stocks within the sector that were among the top relative detractors. Stock selection in both the technology and energy sectors hampered relative performance. Within the technology sector, the portfolio’s holdings of Canon, Inc. (Japan), Hoya Corp. (Japan), and Hon Hai Precision Industry Co., Ltd. (Taiwan) detracted from relative performance. Within the energy sector, an overweight position in INPEX Corp. (Japan) weakened relative results.

The portfolio’s cash and/or cash equivalents position during the period also weakened relative performance. Under normal market conditions, the portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the portfolio’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2013, the International Growth Fund returned 27.92% compared to 31.62% for the MSCI EAFE Index (net).

*	MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
27.92%	0.57%	8.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC (“Columbia”)

The Large Cap Core Fund posted a return of 31.57% for the twelve-month period ending May 31, 2013, compared to a return of 27.62% for the Russell 1000® Index.

For the period, the strategy benefited from strong security selection in the financials, consumer discretionary, information technology, health care and telecommunication services sectors, which more than offset poorer performance due to selection in the energy and materials sectors.

Sector allocation also added to outperformance versus the benchmark. The primary contributor was a large underweight to the underperforming utilities sector. Overweights in health care and financials, as well as an underweight to telecommunication services also helped results. An overweight to information technology was a detractor.

Within the financials sector, BlackRock, Inc., Citigroup, Inc. and JPMorgan Chase & Co. were among the top contributors. In consumer discretionary, Comcast Corp. was the top contributor and Discovery Communications, Inc. turned in a strong performance. Hewlett-Packard Co., in the information technology sector, was the top contributor in the portfolio for the period. In health care, Celgene Corp. was the top contributor.

Top detractors on a relative basis included positions in Johnson Controls, Inc., EMC Corp. Philip Morris International, Inc., Skyworks Solutions, Inc., and Apple, Inc., and not owning the strong-performing Gilead Sciences, Inc.

For the year ended May 31, 2013, the Large Cap Core Fund returned 31.57% compared to 27.62% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
31.57%	9.43%	8.16%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 18.63% for the twelve-month period ending May 31, 2013, compared to a return of 22.55% for the Russell 1000® Growth Index.

A discussion with SunAmerica Asset Management Corp. (“SunAmerica”) — regarding their portion of the Fund (the “portfolio”)

During the fiscal year ended May 31, 2013, the portfolio underperformed the Russell 1000® Growth Index. Relative performance was hurt primarily by stock selection and by the negative impact of a high cash position in the midst of a strong equity market. Aside from cash, sector allocation contributed positively in the aggregate. Overweight positioning in energy, financials, and health care, and underweight positioning in technology and consumer staples, all helped relative performance.

Stock selection was particularly weak among consumer discretionary and technology holdings, more than offsetting solid security selection in the financials and telecommunication services sectors. Among individual holdings, positions in Gilead Sciences, Inc., Biogen Idec, Inc., Goldman Sachs Group, Inc., KKR & Co., Ltd., and Michael Kors Holdings, Ltd. were among the top contributors to relative performance during the twelve-month period. Among detractors, overweight positions in Chipotle Mexican Grill, Inc., Lululemon Athletica, Inc., J.C. Penney Co. Inc., and Red Hat Inc., as well as a net underweight position in Google, Inc., all hurt relative results during the period.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

During the fiscal year ending May 31, 2013, the portfolio underperformed the Russell 1000® Growth Index. The portfolio underperformed due to weak stock selection in the information technology and energy sectors. Additionally, an underweight to the consumer staples sector, and the relatively expensive stocks in that sector, detracted from relative performance. The portfolio outperformed in the telecommunications services sector and strong stock selection in consumer discretionary and financials sectors also benefitted performance.

The weakest performing sector of the index during the period was information technology predominately driven by weak performance by Apple, Inc. The absolute impact of Apple’s performance to the portfolio was negative over the period. Additionally, Facebook, Inc. detracted from performance.

The portfolio also underperformed in the energy sector driven by stock selection. Weatherford International, Ltd., National Oilwell Varco, Inc. and Occidental Petroleum Corp. were also detractors in the sector.

The portfolio’s underweight allocation to consumer staples was a relative detractor for the period; however the capital was deployed in staple-like businesses in other sectors including pharmaceuticals and satellite/cable companies. Pfizer, Inc., Comcast Corp., DirecTV and Dish Network Corp. were all contributors.

The portfolio outperformed the benchmark in a number of sectors, including telecommunication services, consumer discretionary and financials. The largest contributor to portfolio performance was Sprint Nextel Corp.

For the period ended May 31, 2013, the Large Capital Growth Fund returned 18.63% compared to 22.55% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
18.63%	2.81%	4.41%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp. (“SunAmerica”)

The Mid Cap Index Fund posted a return of 29.61% for the twelve-month period ending May 31, 2013, compared to a return of 29.95% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P 400® Mid Cap Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the twelve months ending May 31, 2013, all ten S&P Midcap 400® Index constituent groups appreciated. Most notably were the consumer staples and health care sectors. The information technology and telecom sectors were the principal laggards.

Several individual stocks assisted the Fund’s performance during the annual period, particularly Regeneron Pharmaceuticals, Inc., Green Mountain Coffee Roasters, Inc., HollyFrontier Corp., Kansas City Southern, and Cree Inc. On the negative side, investments in Verifone Systems Inc., Royal Gold Inc., Micros Systems Inc., Informatica Corp., and ITT Educational Services Inc. were a drag on performance.

For the year ended May 31, 2013, the Mid Cap Index Fund returned 29.61% compared to 29.95% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
29.61%	7.44%	10.76%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 22.76% for the twelve-month period ending May 31, 2013, compared to a return of 26.76% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC regarding their portion of the Fund (the “portfolio”).

The portfolio outperformed the Russell Midcap® Growth benchmark during the fiscal year ending May 2013.

Sector selection was positive, while stock selection was negative versus the benchmark over the period. In terms of sector selection, allocation to the energy, industrials, and technology sectors were positive contributors versus the benchmark. However, underweighting the materials sector and overweighting the financials sector were modestly negative contributors versus the benchmark.

In terms of security selection, the financials sector was the largest area of strength with KKR & Co., Ltd., Zions Bancorporation, and Fifth Third Bancorp among the largest contributors. In the industrials sector, Fortune Brands Home & Security, Inc., Colfax Corp., and Beacon Roofing Supply, Inc. were also significant contributors to security selection. Conversely, security selection within the consumer discretionary sector was the largest area of weakness with Dollar Tree, Inc., Chipotle Mexican Grill, Inc., and the lack of exposure to Virgin Media Inc. among the largest detractors. Technology holding TIBCO Software, Inc. and energy holding Energy XXI (Bermuda), Ltd. also detracted from relative performance.

A discussion with Morgan Stanley Investment Management, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell Midcap® Growth benchmark during the fiscal year ending May 2013. Security selection and sector allocation (which is a result of a bottom-up stock selection process rather than driven by top-down decision making) had a negative effect on relative performance.

The consumer discretionary sector was the largest detractor, due to both security selection and an underweight allocation. Within the sector, positions in New Oriental Education & Technology, an educational services provider in China, and Weight Watchers International, a weight management services and products company, were the main laggards. Stock selection and an overweight allocation in the producer durables sector also hampered relative results. A holding in Expeditors International of Washington, a global logistics and freight company, was the largest detractor in the sector. Stock selection in the financial services sector was unfavorable, driven by weakness from a position in financial research data provider FactSet Research Systems, Inc. as well as a lack of exposure to other industry groups (such as real estate investment trusts, asset management and custodians) that performed well during the period.

The main positive contributor to relative performance was stock selection in the technology sector. A position in LinkedIn Corp., a professional networking web site, led performance within the sector. Stock selection in the utilities sector was also advantageous, as Brookfield Infrastructure Partners LP — the portfolio’s sole holding in the sector — performed well. However, an overweight allocation in the sector somewhat diminished the relative gain.

For the year ended May 31, 2013, the Mid Cap Strategic Growth Fund returned 22.76% compared to 26.76% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
22.76%	3.20%	7.22%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 0.01% for the twelve-month period ending May 31, 2013, compared to a return of 0.08% for the Citi Treasury Bill Three-Month Index.

Fund performance was mostly affected by historically low interest rates that persisted throughout 2012 and into 2013. Yields on money market securities decreased steadily throughout the annual period, with one-month certificates of deposit yielding approximately 0.14% at fiscal year end, down from roughly 0.19% at the start of the fiscal year.

While money market yields were low throughout the annual period, the Fund’s investment strategy helped it provide current income while meeting its two primary objectives — liquidity and capital preservation. The Fund navigated interest rate risk by adjusting the weighted average maturity as market conditions shifted, and mitigated potential credit risk by purchasing high quality, creditworthy names, which helped buoy performance.

More specifically, given the low yield environment that existed throughout the year, the Fund employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to provide a cushion of liquidity in the near term, i.e. one to seven days, and to garner the relatively higher yield available from investments with longer-dated maturities, i.e. more than 30 days.

The Fund’s weighted average maturity had achieved a range between 45 to 50 days for most of the annual period. In the last months of the annual period, we maintained the Fund’s weighted average maturity by adding longer maturity, yet still highly liquid, securities to the portfolio in an effort to add yield to the Fund while maintaining the quality of the portfolio. As of May 31, 2013, the Fund’s weighted average maturity stood at approximately 56 days.

Throughout the annual period, the Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
0.01%	0.28%	1.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Nasdaq-100® Index Fund posted a return of 19.16% for the twelve-month period ending May 31, 2013, compared to a return of 19.78% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

Top-performing index holdings during the fiscal period included Google, Inc., Microsoft Corp., Gilead Sciences, Inc., Oracle Corp., and Cisco Systems, Inc..

Conversely, Apple Inc., Baidu Inc. (ADR), Facebook, Inc., Intel Corp., and Monster Beverage Corp. were prominent laggards during the twelve-month period.

For the year ended May 31, 2013, the Nasdaq-100® Index Fund returned 19.16% compared to 19.78% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 10 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
19.16%	8.43%	9.72%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 21.15% for the twelve-month period ending May 31, 2013, compared to a return of 21.43% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

Over the fiscal year ended May 31, 2013, the portfolio slightly outperformed the benchmark, the S&P® North American Technology Sector Index.

Overall stock selection was positive for the period while sector allocation detracted from active returns during the period.

From an industry perspective, strong stock selection in the other technology and diversified financials segments was partially offset by weak stock picking in the computers & peripherals and internet software & services industries. Meanwhile, the negative allocation effects of an overweight position to the other technology group and underweight to IT services was partially offset by the underweight allocation to computers & peripherals.

From a market cap perspective, strong stock selection in the mega cap and mid cap segments was partially offset by poor stock picking among small cap technology stocks. The underweight to the mega cap group was the only positive contributor from an allocation standpoint while allocation effects from other market cap segments detracted from active returns.

At the stock level, the top contributors to active returns included Tesla Motors, Inc., Micron Technology, Inc., Samsung Electronics Co., Ltd, and underweights in Apple, Inc. and International Business Machines Corp. Conversely, the portfolio’s positions in Fusion-io, Inc., TIBCO Software, Inc., Fortinet, Inc., and underweights in Google, Inc. and not holding Accenture PLC detracted from relative returns.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the S&P® North American Technology Sector Index for the twelve months ended May 31, 2013.

Both stock selection and an overweight in energy equally contributed to relative performance for the period. First Solar, Inc. contributed positively to results. Stock selection in semiconductors was also a contributor to relative performance for the period. Avoiding Intel as well as holding Micron Technology, Inc. helped relative results. Stock selection in software also helped lift relative performance, namely Synaptics, Inc. and Electronic Arts, Inc.

Stock selection in media, predominantly Baidu, Inc., was a relative detractor during the period.

A discussion with Wellington Management Company, LLP — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the S&P® North American Technology Index for the period.

Technology stocks as measured by the S&P North® American Technology Index underperformed the broader market over the twelve-month period.

Industry level performance within the S&P® North American Technology Index was generally positive during the period, as eight of the nine industries gained. The internet software & services, internet & catalog retail, and communications equipment industries led, while the computers & peripherals and semiconductor & semiconductor equipment industries lagged the broader index.

Industry allocation was the driver of benchmark-relative outperformance during the period. An underweight to the weak performing computers & peripherals industry and overweights to the media and semiconductor & semiconductor equipment industries contributed to benchmark-relative returns. Allocations to the weak performing out-of-benchmark electrical equipment and machinery industries, as well as an underweight to the strong performing software industry detracted from relative performance.

During the period, security selection detracted from relative performance. Weak selection within the internet software & services, internet & catalog retail, and software industries detracted from relative performance, while strong stock selection in the semiconductors & semiconductor equipment and computers & peripherals industries contributed to relative returns.

The largest contributors to relative performance for the twelve-month period were Apple, Inc., Intel Corp., and Acme Packet, Inc.. The largest detractors from relative performance for the same time period were Google, Inc., MicroStrategy, inc., and Pactera Technology International, Ltd.

Though the portfolio invests primarily in North America, its out of benchmark exposures to Taiwan and China detracted from relative performance, while its out of benchmark exposures to Netherlands and Japan contributed on a relative basis.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2013, the Science & Technology Fund returned 21.15% compared to 21.43% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
21.15%	5.93%	7.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with RS Investment Management Co. LLC.

The Small Cap Aggressive Growth Fund posted a return of 29.43% for the twelve-month period ending May 31, 2013, compared to a return of 30.86% for the Russell 2000® Growth Index.

From a sector allocation perspective, sectors that contributed positively to relative performance included financial services, energy and materials & processing. Detractors from performance were the health care, technology and consumer discretionary sectors.

The Fund was slightly underweight the benchmark in financial services, however, strong stock selection led to outperformance in the sector. Portfolio Recovery Associates, Inc., FX Alliance, Inc. and Financial Engines, Inc. were the three strongest performers in financial services.

The Fund was overweight energy and outperformed the benchmark as stock selection in the crude producers sector drove performance. The top performing stocks in the sector were Geospace Technologies Corp., Oasis Petroleum, Inc. and Energy XXI (Bermuda), Ltd. also helped performance.

The Fund underperformed in the health care sector. The three top underperforming stocks, Amarin Corp., Questcor Pharmaceuticals, Inc. and Amicus Therapeutics, Inc. hurt relative performance.

For the year ended May 31, 2013, the Small Cap Aggressive Growth Fund returned 29.43% compared to 30.86% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
29.43%	8.52%	7.21%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 30.40% for the twelve-month period ending May 31, 2013, compared to a return of 31.07% for the Russell 2000® Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio had very strong positive returns during the period, although they were marginally below the Russell 2000® Index.

Stock selection overall for the portfolio was positive, however stock selection in the financials and consumer discretionary sectors were the biggest challenges. The portfolio significantly outperformed in several areas, especially the energy and materials sectors.

The top contributing stocks included Eagle Materials, Inc., Cymer, Inc., and Polyone Corp. Among the top detrators were Auxilium Pharmaceuticals, Inc., ADTRAN Inc., and Microstrategy, Inc.

Throughout the year, the portfolio maintained its “barbell” strategy in positioning that provided exposure to cyclical growth opportunities as well as more defensive areas of the market, and changes during the period were moderate within this framework.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

For the twelve-month period ended May 31, 2013, the portfolio underperformed the Russell 2000® Index. Broadly speaking, stock selection detracted from relative returns during the period. At the sector level, energy, consumer discretionary, and materials detracted from relative results the most, while information technology and health care contributed toward relative returns for the period.

Stock selection detracted mostly due to positions in Contango Oil & Gas, Fresh Market, and Swift Energy. Positive contributors overall included 3D Systems, Brunswick Corp and Financial Engines.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

For the twelve-month period ended May 31, 2013, the portfolio outperformed the benchmark.

Sector selection versus the Russell 2000® Index contributed positively to outperformance led by the utilities, consumer discretionary, and health care sectors. The energy and materials sectors detracted from performance.

Stock selection contributed to the bulk of outperformance over the twelve-month period. The consumer discretionary and health care sectors had the biggest positive effect on stock selection. Conversely, stock picks in the utilities, information technology, and energy sectors detracted from performance.

The top contributors to performance over the twelve-month period were Gray Television, Inc, LIN TV Corp, and AuthenTec, Inc.

The bottom detractors to performance over the twelve-month period were The Dolan Co., Saratoga Resources, Inc, and Netlist, Inc.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2013, the Small Cap Fund returned 30.40% compared to 31.07% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
30.40%	8.39%	8.99%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Small Cap Index Fund posted a return of 30.91% for the twelve-month period ending May 31, 2013, compared to a return of 31.07% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of industry groups, consumer discretionary and industrial groups appreciated. On the other hand, the telecom and utility groups were the principal laggards.

Top-contributing index holdings during the fiscal period included Pharmacyclics, Inc., Ocwen Financial Corp., First Solar, Inc., 3D Systems Corp., and Eagle Materials, Inc. On the other hand, VIVUS, Inc., Knight Capital Group, Inc., Atlantic Power Corp., Acacia Research Corp., and Liquidity Services, Inc. were index holdings which detracted most significantly from the Fund’s performance.

For the year ended May 31, 2013, the Small Cap Index Fund returned 30.91% compared to 31.07% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
30.91%	6.95%	9.50%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of 26.67% for the twelve-month period ending May 31, 2013, compared to a return of 31.31% for the Russell 2000® Value Index.

A discussion with Dreman Value Management, LLC — regarding their portion of the Fund (“the portfolio”)

For the year ended May 31, 2013, the portfolio slightly outperformed the Russell 2000® Value Index. The portfolio’s sector allocation was neutral for the year. An underweight in the financial and utilities sectors coupled with an overweight in industrials and materials contributed to performance. The portfolio’s slight underweight in consumer discretionary as well as an overweight in health care offset some of the strength. Cash negatively impacted performance.

The portfolio’s stock selection also helped performance for the year. Specifically, stock selection in financials, consumer staples, energy, consumer discretionary and industrials outpaced the Russell 2000® Value Index. The portfolio’s stock selection in information technology and materials did not keep pace with the index.

Some of the top individual contributors were American Axle & Manufacturing Holdings, Inc., Hanesbrands, Inc., and Tesoro Corp. The rising tide of the equity markets was a tail wind for the portfolio’s stocks in the capital markets industry including Waddell & Reed Financial, Inc., and Federated Investors, Inc. Insurance stocks were also strong for the year. Both Platinum Underwriters Holdings, Ltd. and Protective Life Corp. were strong performers. The portfolio’s REITs performed well. Highlights for the year included Omega Healthcare Investors, Inc., and Pennsylvania Real Estate Investment Trust. Offsetting some of the strength in this space was CommonWealth REIT, an underperformer in that industry.

Information technology proved difficult for the portfolio. Owning QLogic Corp and out-of-benchmark name PMC-Sierra, Inc. hurt relative performance for the year. In the materials sector the portfolio’s mining stocks all weighed on overall performance on the backdrop of weak precious metals prices. AuRico Gold, Inc., Pan American Silver Corp., and Coeur Mining, Inc. detracted from performance.

A discussion with Wells Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

For the year ended May 31, 2013, the portfolio underperformed the Russell 2000® Value Index. Relative performance was largely driven by stock selection within each sector. The portfolio’s strongest-performing sectors relative to the index for the twelve month period were health care, materials, and utilities. Performance within health care was largely driven by life sciences company Cambrex Corp. and pharmaceuticals firm Lannett Company, Inc. Within materials, performance benefitted from our positions in chemicals companies American Pacific Corp. and A. Schulman, Inc. Utilities benefitted from our relative underweight.

The weakest-performing sectors on a relative basis included information technology, energy, consumer discretionary, and financials. Within financials, a large detractor was Knight Capital Group, Inc. Within information technology, performance suffered largely due to our exposure to Imation Corp. Our position in EarthLink, Inc. also detracted from performance. Within energy, two positions that weighed down performance were Swift Energy Co. and Steel Excel, Inc. In addition to the securities mentioned above, our residual cash position detracted from performance, given the positive return for the Russell 2000® Value Index.

For the year ended May 31, 2013, the Small Cap Special Values Fund returned 26.67% compared to 31.31% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
26.67%	5.15%	4.14%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small-Mid Growth Fund posted a return of 19.98% for the twelve-month period ending May 31, 2013, compared to a return of 30.86% for the Russell 2000® Growth Index.

A discussion with Wells Capital Management, Inc. — regarding their portion of the Fund (“the portfolio”)

The portfolio underperformed the benchmark for the fiscal year ended May 31, 2013.

Outperformance in financials was driven by stock selection with particular strength from two holdings, Financial Engines, Inc. and Portfolio Recovery Associates, Inc. Telecommunications was a positive contributor driven by Cogent Communications Group, Inc. Stock selection was also a positive in consumer staples predominantly due to Elizabeth Arden, Inc.; however, the portfolio was significantly underweight this sector.

The bulk of the underperformance during the period was concentrated in healthcare, information technology and consumer discretionary. In health care, the largest detractor was biotechnology. The underweight position to health care also hurt relative performance. Other health care detractors included Volcano Corp. and NxStage Medical, Inc. Within technology, the portfolio was hurt by positions in LogMeIn, Inc., LivePerson, Inc. and Brightcove, Inc. In consumer discretionary, specialty retailers Zumiez, Inc. and Vitamin Shoppe, Inc. were performance detractors.

A discussion with Century Capital Management, LLC — regarding their portion of the Fund (“the portfolio”)

The portfolio underperformed the benchmark for the one-year period ending May 31, 2013.

The top performing sectors during the period included industrials, materials, consumer discretionary, financials and health care. The weakest performing sectors were utilities, energy, consumer staples, information technology, and telecommunication services.

The top performing holdings during the period were Kansas City Southern, Hanesbrands, Inc., and ResMed, Inc.

The bottom performing holdings during the period were Axiall Corp., Allied Nevada Gold Corp. and Power Integrations, Inc.

For the year ended May 31, 2013, the Small-Mid Growth Fund returned 19.98% compared to 30.86% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	Since Inception*
19.98%	5.83%	3.92%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Stock Index Fund posted a return of 26.86% for the twelve-month period ending May 31, 2013, compared to a return of 27.28% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of industry groups, financials and health care outperformed. On the other hand, utilities and technology groups were the principal laggards.

In terms of contribution, JPMorgan Chase & Co., Google, Inc., Citigroup, Inc., Exxon Mobil Corp., and Bank of America Corp. were the most additive index positions during the fiscal period. At the other end of the spectrum, Apple, Inc., Intel Corp., Newmont Mining Corp., Cliffs Natural Resources, Inc. and Coach Inc. detracted the most from performance.

For the year ended May 31, 2013, the Stock Index Fund returned
26.86% compared to 27.28% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
26.86%	5.10%	7.23%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The Value Fund posted a return of 31.97% for the twelve-month period ending May 31, 2013, compared to a return of 32.71% for the Russell 1000® Value Index.

Sector allocation, which is a fallout of bottom-up stock selection decisions, was additive to returns in aggregate. In particular, the Fund’s underweight to utilities contributed positively to relative performance, as did an overweight to the strong consumer discretionary sector. A residual cash position in an upward trending market, an underweight to the strong financials sector, and an overweight to the weaker materials sector also detracted from relative performance during the period.

Overall, stock selection detracted modestly. Stock selection within financials, materials, and industrials was positive; however this was offset by selection in the information technology, health care, consumer staples, and consumer discretionary sectors.

Top contributors to benchmark-relative returns were Exxon Mobil Corp., JPMorgan Chase & Co. and BlackRock, Inc. Not owning Bank of America Corp. and positions in Intel Corp. and Teva Pharmaceuticals Industrials, Ltd. detracted most from benchmark-relative returns during the period.

For the year ended May 31, 2013, the Value Fund returned 31.97% compared to 32.71% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2013
1 Year	5 Years	10 Years
31.97%	4.40%	7.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I

SUPPLEMENT TO PROSPECTUS (Unaudited)

Supplement to the Prospectus dated October 1, 2012

International Growth Fund (the “Fund”). In the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Invesco Advisers, Inc. (“Invesco”) to insert the following information for two new portfolio managers as follows:

Name	Portfolio Manager of the Fund Since	Title
Richard Nield	2013	Portfolio Manager
Brent Bates	2013	Portfolio Manager

In the Management section under Investment Sub-Advisers – Invesco Advisers, Inc., the portfolio manager information with respect to the Fund is deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of the International Growth Fund: Clas G. Olsson (lead manager), Mark Jason, Jason T. Holzer, Shuxin (“Steve”) Cao, Matthew W. Dennis, Richard Nield and Brent Bates.

Mr. Olson, Lead Portfolio Manager, has been with Invesco and/or its affiliates since 1994. Mr. Holzer, Portfolio Manager, has been with Invesco and/or its affiliates since 1996. Mr. Jason, Portfolio Manager, has been with Invesco and/ or its affiliates since 2001. Mr. Cao, Portfolio Manager, has been with Invesco and/or its affiliates since 1997. Mr. Dennis, Portfolio Manager, has been with Invesco and/or its affiliates since 2000. Richard Nield, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000. Brent Bates, Portfolio Manager, has been associated with Invesco and/or its affiliates since 1996.

Date: March 22, 2013

Supplement to the Prospectus dated October 1, 2012

Science & Technology Fund

Mid Cap Strategic Growth Fund

(the “Funds”)

In the Fund Summary for each of the Funds, under Investment Adviser, all references to “RCM Capital Management LLC,” are deleted in their entirety and replaced with “Allianz Global Investors U.S. LLC.”

In the Management section under Investment Sub-Advisers, all references to “RCM Capital Management LLC,” are deleted in their entirety and replaced with “Allianz Global Investors U.S. LLC,” and the following information is inserted immediately following the information about American Century Investment Management, Inc.:

Mid Cap Strategic Growth Fund

Science & Technology Fund

Allianz Global Investors U.S. LLC (“AGI US”)

555 Mission St., Suite 1700, San Francisco, California 94105

AGI US is an indirect wholly owned subsidiary of Allianz SE. As of December 31, 2012, AGI US (including its predecessor firms) had approximately $55.1 billion in total assets under management and advice.

A portion of the assets of the Mid Cap Strategic Growth Fund is managed by Louise M. Laufersweiler, CFA and Steven Klopukh, CFA. Ms. Laufersweiler has been with AGI US through a predecessor firm since 1982 and is a Director and CIO for Small Cap and Mid Cap Equities at AGI US. In addition, she has senior portfolio management responsibilities for AGI US’s mid cap and small cap equity strategies. Mr. Klopukh has been with AGI US through a predecessor firm since 2002 and is a Director and portfolio manager at AGI US. He has been responsible for managing U.S. mid-cap growth and core equity portfolios for AGI US since 2004. Ms. Laufersweiler and Mr. Klopukh both hold the chartered financial analyst designation.

A portion of the assets of the Science & Technology Fund is managed by Walter C. Price, Jr. and Huachen Chen. Mr. Price, Managing Director and Portfolio Manager, joined AGI US through a predecessor firm in 1974 as a Senior Portfolio Securities Analyst and became a principal in 1978. Mr. Price has analytical responsibility for much of AGI US’s technology area and has extensive experience in managing technology portfolios. Huachen Chen, Managing Director and Senior Portfolio Manager, joined AGI US through a predecessor firm in 1984 as a Securities Analyst. He became a principal in 1994 and currently has research and money management responsibilities for the technology area. Since 1990, he has had extensive portfolio responsibilities related to technology and capital goods stocks.

Date: May 3, 2013

Supplement to the Prospectus dated October 1, 2012

Core Equity Fund (the “Fund”)

In the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Chris Levy is deleted in its entirety.

In the Management section under Investment Sub-Advisers – BlackRock Investment Management, LLC (“BlackRock”), the portfolio manager information for the Fund with respect Chris Levy is deleted in its entirety.

VALIC Company I

SUPPLEMENT TO PROSPECTUS (Unaudited) — (continued)

Science & Technology Fund (the “Fund”)

In the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Nicholas B. Boullet is deleted in its entirety.

In the Management section under Investment Sub-Advisers – Wellington Management Company, LLP (“Wellington”), the portfolio manager information for the Fund with respect Nicholas B. Boullet is deleted in its entirety.

Small Cap Fund (the “Fund”)

In the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Rasool Shaik is deleted in its entirety.

In the Management section under Investment Sub-Advisers – Bridgeway Capital Management, Inc. (“Bridgeway”), the portfolio manager information for the Fund with respect Rasool Shaik is deleted in its entirety.

All changes reflected herein are effective immediately.

Date: June 17, 2013

Supplement to the Prospectus dated October 1, 2012, as supplemented

Dividend Value Fund

(the “Fund”)

Effective immediately, the information about the Fund in the section “Additional Information About the Funds’ Investment Strategies and Risks” is deleted in its entirety and replaced with the following:

Dividend Value Fund

Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

BlackRock selects investments for the Fund that it believes will both increase in value over the long-term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. SAAMCo will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000 Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000 Index may also be excluded as a result of liquidity screens applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the component of the Fund sub-advised by SAAMCo will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Fund may include securities of foreign issuers. While the securities selection process will take place on an annual basis, the portfolio manager may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, or when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, each in the discretion of the portfolio manager. The annual consideration of the stocks that meet the selection criteria will take place on or about October 31.

Date: July 15, 2013

Supplement to the Prospectus dated October 1, 2012

At a meeting held on July 16, 2013, the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including a majority of the directors who are not interested persons of VC I, as defined in the Investment Company Act of 1940, as amended, approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Small-Mid Growth Fund ( the “Fund”).

The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote. Shareholders of record on June 30, 2013 will receive a notice explaining how to access an information statement that contains additional information you should know about the terminations and approval.

VALIC Company I

SUPPLEMENT TO PROSPECTUS (Unaudited) — (continued)

The effective date of the Sub-Advisory Agreement will be on or about August 16, 2013 (the “Effective Date”). On the Effective Date, the current Investment Sub-Advisory Agreements between VALIC and each of the Fund’s current sub-advisers, Wells Capital Management Incorporated (“Wells Capital”) and Century Capital Management, LLC (“Century”) will be terminated and the following changes will become effective:

In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in the common stock of small- and medium-sized companies located in domestic (U.S.) markets. Generally, small- and medium-sized companies include companies whose market capitalizations, at the time of purchase, are within the range of the market capitalization of companies constituting the Russell 2500® Growth Index. If the market capitalization of a company held by the Fund moves outside of this range, the Fund is not required to sell the securities. As of May 29, 2013, the market capitalization range of the Russell 2500® Growth Index was between $22.17 million and $12.09 billion.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Under Performance Information, the first two paragraphs are deleted in their entirety and replaced with the following:

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2500® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Goldman Sachs Asset Management, L.P. (“GSAM”) assumed sub-advisory responsibility on August 16, 2013. Prior to this time, the Fund was sub-advised by Wells Capital Management Incorporated and Century Capital Management, LLC (“Century Capital”).

Effective August 16, 2013, the Fund changed its benchmark from the Russell 2000® Growth Index to the Russell 2500® Growth Index. Management believes the Russell 2500® Index better reflects the investment style of the new sub-adviser.

The table reflecting Average Annual Total Returns for the periods ended December 31, 2011 is deleted in its entirety and replaced with the following:

	1 Year	5 Years	Since Inception (12/05/2005)
Fund	-4.36%	-0.07%	0.99%
Russell 2500® Growth Index	-1.57%	2.89%	4.10%
Russell 2000® Growth Index	-2.91%	2.09%	3.44%

Under Investment Adviser, the paragraph and the chart are deleted in their entirety and replaced with the following:

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by GSAM.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Steven M. Barry	2013	Chief Investment Officer
Jeffery Rabinowitz, CFA	2013	Managing Director

In Additional Information about the Funds’ Investment Strategies and Risks, the information with respect to the Fund is deleted in its entirety and replaced with the following:

Small-Mid Growth Fund

The sub-adviser’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider a company’s valuation when determining whether to buy and/or sell a company’s stock.

The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small- or mid-cap company. The sub-adviser may also sell a position to meet shareholder redemptions.

Although the Fund invests primarily in publicly traded U.S. securities, the sub-adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market countries, and in securities quoted in foreign currencies. The sub-adviser may also invest up to 20% of the Fund’s net assets in fixed income securities, such as government, corporate and bank debt obligations.

VALIC Company I

SUPPLEMENT TO PROSPECTUS (Unaudited) — (continued)

The Fund is subject to the following additional risks: Foreign Investment Risk, Emerging Markets Risk, Interest Rate Risk, U.S. Government Obligations Risk, and Credit Risk.

In the Management section, under Investment Sub-Advisers, all references to Century are deleted in their entirety. With respect to Wells Capital, all references to the Fund are deleted in their entirety. The information regarding GSAM is deleted in its entirety and replaced with the following:

Global Real Estate Fund

Small-Mid Growth Fund

Goldman Sachs Asset Management, L.P. (“GSAM”)

200 West Street New York, NY 10282

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of June 30, 2012, GSAM, including its investment advisory affiliates, had assets under management of approximately $716.1 billion in total assets under management and/or distribution, including seed capital, excluding assets under supervision.

GSAM manages the portion of the Global Real Estate Fund that invests in international real estate securities.

GSAM’s portion is managed by Frankie Chun Wah Lee. Mr. Lee is a Vice President and Portfolio Manager on GSAM’s Real Estate Securities team and has been with GSAM since 2010. Prior to joining GSAM, Mr. Lee worked at Henderson Global Investors from 2006 to 2010 where he managed the Asia-Pacific real estate securities portfolio.

Messrs. Barry and Rabinowitz also manage the Small-Mid Growth Fund. Mr. Barry has 27 years of investment experience. He joined Goldman Sachs in 1999 as a vice president, was named managing director in 2001 and partner in 2004. Prior to joining the firm, Steve spent 11 years as a vice president at Alliance Capital Management. Prior to joining Goldman Sachs in May 1999, Jeff was a senior software engineer at Motorola responsible for product development of digital wireless phones. Jeff graduated with honors from Florida Atlantic University with a BS degree in Electrical Engineering. He received his MBA in Finance with Distinction from the Wharton School of the University of Pennsylvania and graduated as a Palmer Scholar in 1999.

Date: July 16, 2013

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S., LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Century Capital Management, LLC

100 Federal Street

Boston, MA 02110

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

399 Park Avenue

New York, NY 10022

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

Diedre L. Shepherd,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote, II

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Shana L. Walker,

Assistant Secretary

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

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Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 23800 (07/2013) J90870 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2013) J74462

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2013, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2013	2012
(a) Audit Fees	$776,973	$741,110
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2012
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$168,700	$120,000

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2013 and 2012 were $206,540 and $157,200 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2013